UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 24	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 89	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2019

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2019 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America’s marketFLEX® Advisor Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2019.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2019), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 45. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I

•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	Merger Fund VL (The) - The Merger Fund VL
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
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•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
6

7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.65%
Extra Value Options[2] (an applicant may elect one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	0.85%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.00%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
4% Extra Value Option Charge	0.55%
Maximum Possible Total Variable Account Charges	1.20%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2018, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.31%	4.35%
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.35%)	$583	$1,734	$2,866	$5,615	*	$1,734	$2,866	$5,615	$583	$1,734	$2,866	$5,615
Minimum Total Underlying Mutual Fund Operating Expenses (0.31%)	$159	$ 492	$ 849	$1,853	*	$ 492	$ 849	$1,853	$159	$ 492	$ 849	$1,853
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
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The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000.The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
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Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
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Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
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Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a
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location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
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Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your investment adviser or registered representative.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2018, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Death Benefit Option
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The 3% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. The 4% Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	in any Contract Year before the end of the seventh Contract Year, the Contract Owner takes one or more partial withdrawals that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is taken in order to pay registered representative fees;
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(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner, during the first seven Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $200,000 initial deposit to his contract and receives a 3% credit of $6,000. In Contract Year two, Mr. X takes a $30,000 withdrawal. The CDSC free amount of $20,000 (10% of $200,000) is subtracted from the withdrawal amount of $30,000 to get $10,000. $10,000 is used in a ratio with the sum of all purchase payments to result in $10,000/$200,000 or 5%. The $6,000 credit is then multiplied by 5% to get $300. Thus, the amount of the original credit recaptured as a result of the $30,000 partial withdrawal is $300.
The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the withdrawal date.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date and there is no joint owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
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Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas

Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
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Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits) allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.45% to 1.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
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•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Commodities Strategy Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
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•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
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•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
•	Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Global Managed Futures Strategy
•	Guggenheim Variable Funds - Long Short Equity Fund
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
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•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
•	Merger Fund VL (The) - The Merger Fund VL
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
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Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Funds and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

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Trading Behavior	Nationwide's Response
More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
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Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
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Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Any withdrawals may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
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Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Requests).
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static allocation strategy. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner’s Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Fund Information.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
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Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
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If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The optional death benefit includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
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•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
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•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
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(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.45% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
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The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
The Company is engaged in an arbitration matter with at least a reasonable possibility of an unfavorable outcome that would exceed the materiality threshold for the Company, as follows:
Dabney, Edyth v. NISC and Edward Jones. This is a Financial Industry Regulatory Authority arbitration matter. Claimant alleges that NISC and Edward Jones improperly administered her 401k rollover. NISC and Edward Jones completed the correction in 2018, but the delay resulted in a taxable event for 2017. Claimant seeks damages of approximately $25,000. The arbitration hearing is scheduled for April 25, 2019.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-140812
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
Designation: LTF
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The fund's secondary objective is to provide growth of capital.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
Designation: LTF
BlackRock Variable Series Funds, Inc. – BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III (formerly, BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III)
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	The fund seeks to track the investment results of a broad-based index composed of U.S. equities.
Designation: FF, LTF
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The investment seeks positive absolute returns.
Designation: LTF
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Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Income and capital growth consistent with reasonable risk.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return through a combination of current income and capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity SelectCo, LLC (SelectCo) (the Adviser), an affiliate of Fidelity Management & Research Company
Sub-advisor:	FMRC and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF, LTF
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Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Designation: LTF
Guggenheim Variable Funds - Global Managed Futures Strategy
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Global Managed Futures Strategy Fund (the "Fund") seeks to generate positive total returns over time.
Designation: LTF
Guggenheim Variable Funds - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
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Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
Designation: LTF
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	MacKay Shields LLC
Investment Objective:	The Fund seeks capital appreciation together with current income.
Designation: LTF
Merger Fund VL (The) - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
51

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF, LTF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
52

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF. LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
53

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
54

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF, LTF
55

Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC and WCM Investment Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Smith Asset Management Group; and Loomis, Sayles & Company L.P.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC and Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
56

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc. and J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Designation: LTF
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital and income generation.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
57

Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	W. E. Donoghue & Co., LLC
Investment Objective:	The Fund’s primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Fund's primary investment objective is to maximize current income. Long-term capital appreciation is a secondary objective.
Designation: LTF
58

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
59

ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® Index
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer ServicesSM Index.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index.
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
60

ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the MSCI EAFE Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones InternetSM Composite Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Pharmaceuticals Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
Designation: ATF
61

ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Select Telecommunications Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily price movement of the most recently issued 30-year U.S. Treasury Bond.
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100® Index.
Designation: ATF
62

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: ATF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
63

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
64

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
65

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
66

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.
Designation: LTF
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Designation: LTF
67

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2018 (the maximum Variable Account charge of 1.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	15.357436	14.308059	-6.83%	0
2017	13.342334	15.357436	15.10%	0
2016	12.832322	13.342334	3.97%	0
2015	12.725669	12.832322	0.84%	294
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.702950	-22.97%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.889044	7.978004	-19.32%	984
2017	10.017703	9.889044	-1.28%	1,043
2016	7.147106	10.017703	40.16%	1,688
2015	11.565485	7.147106	-38.20%	1,149
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.488292	11.744662	-12.93%	2,138
2017	10.842839	13.488292	24.40%	2,950
2016	10.087511	10.842839	7.49%	797
2015	10.268307	10.087511	-1.76%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.159786	10.796160	-3.26%	10,935
2017	10.813074	11.159786	3.21%	22,839
2016	10.405283	10.813074	3.92%	14,467
2015	10.716795	10.405283	-2.91%	16,277
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
68

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.606272	11.687447	-7.29%	12,537
2017	10.510048	12.606272	19.94%	9,908
2016	9.303074	10.510048	12.97%	26,098
2015*	10.000000	9.303074	-6.97%	24,013
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.246291	11.075363	-9.56%	22,426
2017	11.312011	12.246291	8.26%	31,992
2016	9.431478	11.312011	19.94%	26,405
2015*	10.000000	9.431478	-5.69%	34,311
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.160585	10.304766	-7.67%	8,486
2017	9.952094	11.160585	12.14%	10,179
2016	9.632415	9.952094	3.32%	10,224
2015	9.852555	9.632415	-2.23%	1,887
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.788090	13.130424	-11.21%	4,376
2017	11.824832	14.788090	25.06%	9,445
2016	11.662630	11.824832	1.39%	7,923
2015	11.717539	11.662630	-0.47%	8,475
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.206770	10.087294	-1.17%	4,324
2017	9.934281	10.206770	2.74%	4,498
2016*	10.000000	9.934281	-0.66%	419
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.478204	10.834297	-5.61%	18,408
2017	10.050333	11.478204	14.21%	15,480
2016	9.509833	10.050333	5.68%	4,864
2015	9.949330	9.509833	-4.42%	8,429
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.989176	11.971492	-7.83%	3,692
2017	11.200728	12.989176	15.97%	3,609
2016*	10.000000	11.200728	12.01%	1,903
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.944887	13.749799	-8.00%	35,893
2017	13.202482	14.944887	13.20%	41,223
2016	12.775888	13.202482	3.34%	42,827
2015	12.963391	12.775888	-1.45%	46,901
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
69

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.173288	9.342180	-8.17%	988
2017*	10.000000	10.173288	1.73%	1,630
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.265474	9.810384	-4.43%	1,170
2017*	10.000000	10.265474	2.65%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.260441	5.505636	-12.06%	9,107
2017	6.194702	6.260441	1.06%	10,042
2016	5.554899	6.194702	11.52%	14,669
2015	7.449589	5.554899	-25.43%	9,923
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.959581	11.716730	-16.07%	10,253
2017	12.189246	13.959581	14.52%	8,996
2016	10.628513	12.189246	14.68%	7,779
2015	10.952124	10.628513	-2.95%	6,966
2014*	10.000000	10.952124	9.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.762932	10.705031	-0.54%	5,417
2017	10.451666	10.762932	2.98%	14,673
2016	9.636700	10.451666	8.46%	85,761
2015*	10.000000	9.636700	-3.63%	8,608
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.292552	-17.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	14.221607	13.362433	-6.04%	2,287
2017	12.559695	14.221607	13.23%	2,321
2016	12.267964	12.559695	2.38%	2,355
2015	12.330827	12.267964	-0.51%	15,111
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.131183	11.540006	-4.87%	65,170
2017	10.494591	12.131183	15.59%	20,610
2016*	10.000000	10.494591	4.95%	0
70

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.263382	11.165689	-8.95%	29,071
2017	10.935375	12.263382	12.14%	46,642
2016	9.332078	10.935375	17.18%	52,881
2015*	10.000000	9.332078	-6.68%	61,876
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.148306	11.885677	-9.60%	436
2017	11.326175	13.148306	16.09%	195
2016*	10.000000	11.326175	13.26%	8,329
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.876589	13.754138	-0.88%	76,451
2017	10.339421	13.876589	34.21%	240,177
2016	10.329224	10.339421	0.10%	221,856
2015*	10.000000	10.329224	3.29%	297,727
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	11.088461	10.637958	-4.06%	5,526
2017	10.418232	11.088461	6.43%	113,675
2016	9.166447	10.418232	13.66%	414,744
2015*	10.000000	9.166447	-8.34%	13,043
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.385716	10.257346	-1.24%	24,384
2017	10.032081	10.385716	3.53%	25,725
2016*	10.000000	10.032081	0.32%	21,640
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.258231	9.552686	-6.88%	1,656
2017*	10.000000	10.258231	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	11.121693	10.758865	-3.26%	7,219
2017	10.388047	11.121693	7.06%	22,495
2016	9.660376	10.388047	7.53%	6,711
2015	9.895603	9.660376	-2.38%	5,503
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	17.445153	15.690642	-10.06%	2,931
2017	15.649290	17.445153	11.48%	2,931
2016	13.889197	15.649290	12.67%	5,413
2015	14.876228	13.889197	-6.63%	3,177
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
71

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.674890	12.074493	-4.74%	36,139
2017	11.609104	12.674890	9.18%	24,660
2016	10.227278	11.609104	13.51%	26,118
2015	11.053215	10.227278	-7.47%	26,024
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	14.005187	12.377882	-11.62%	7,653
2017	12.954526	14.005187	8.11%	8,233
2016	11.600469	12.954526	11.67%	7,699
2015	12.094341	11.600469	-4.08%	9,021
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.838511	9.983816	1.48%	31,953
2017	9.696156	9.838511	1.47%	32,298
2016	9.461858	9.696156	2.48%	30,299
2015*	10.000000	9.461858	-5.38%	1,535
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.663045	11.106901	-4.77%	0
2017	10.357621	11.663045	12.60%	0
2016	9.971815	10.357621	3.87%	0
2015	10.635555	9.971815	-6.24%	0
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	10.012913	10.103938	0.91%	2,522
2017	9.933311	10.012913	0.80%	0
2016	9.883125	9.933311	0.51%	346
2015	9.984186	9.883125	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.459891	-5.40%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.360868	6.666087	-9.44%	1,347
2017	6.801709	7.360868	8.22%	3,784
2016	8.015950	6.801709	-15.15%	9,315
2015	8.178799	8.015950	-1.99%	25,170
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
72

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	12.233896	10.603181	-13.33%	834
2017	10.699852	12.233896	14.34%	3,373
2016	10.678148	10.699852	0.20%	5,184
2015	10.592950	10.678148	0.80%	21,181
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.501737	8.978761	-5.50%	7,824
2017	9.206293	9.501737	3.21%	15,765
2016	9.292746	9.206293	-0.93%	13,101
2015	9.165310	9.292746	1.39%	30,428
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.628246	11.482545	-1.25%	7,478
2017	11.289773	11.628246	3.00%	5,594
2016	10.446192	11.289773	8.08%	9,807
2015	10.417511	10.446192	0.28%	4,991
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	12.179054	11.310314	-7.13%	5,902
2017	11.138830	12.179054	9.34%	6,199
2016	10.033630	11.138830	11.01%	6,529
2015	10.542871	10.033630	-4.83%	96
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.086610	13.260210	-5.87%	10,915
2017	11.964000	14.086610	17.74%	7,777
2016	12.334704	11.964000	-3.01%	7,594
2015	13.518753	12.334704	-8.76%	18,922
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
73

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.443666	9.277997	-18.92%	38,654
2017	8.992932	11.443666	27.25%	21,234
2016	7.479334	8.992932	20.24%	16,229
2015	9.397920	7.479334	-20.42%	8,930
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.449426	10.923075	-4.60%	3,758
2017	10.607207	11.449426	7.94%	9,294
2016	9.236558	10.607207	14.84%	5,997
2015	9.878752	9.236558	-6.50%	7,333
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.371816	10.218893	-1.47%	2,039
2017	10.031011	10.371816	3.40%	2,022
2016*	10.000000	10.031011	0.31%	736
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.214626	11.844552	-3.03%	746
2017	10.993968	12.214626	11.10%	1,349
2016*	10.000000	10.993968	9.94%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	13.096623	12.411267	-5.23%	252
2017	11.896422	13.096623	10.09%	457
2016	11.275649	11.896422	5.51%	677
2015	11.615929	11.275649	-2.93%	721
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.382273	12.383304	-7.46%	2,561
2017	12.266827	13.382273	9.09%	8,461
2016	11.143151	12.266827	10.08%	2,554
2015	11.326600	11.143151	-1.62%	4,866
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.731678	10.757283	-8.31%	6,105
2017	10.471087	11.731678	12.04%	8,950
2016	9.148997	10.471087	14.45%	13,411
2015	10.672170	9.148997	-14.27%	11,474
2014*	10.000000	10.672170	6.72%	3,571
74

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.749857	12.565263	-8.62%	2,071
2017	12.589751	13.749857	9.21%	3,414
2016	12.263638	12.589751	2.66%	1,945
2015	12.496246	12.263638	-1.86%	2,617
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.354078	12.409874	-7.07%	0
2017	11.567556	13.354078	15.44%	0
2016	11.014611	11.567556	5.02%	0
2015	11.837305	11.014611	-6.95%	0
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.428984	16.486286	-5.41%	51,315
2017	15.119755	17.428984	15.27%	62,659
2016	13.933935	15.119755	8.51%	39,874
2015	13.860518	13.933935	0.53%	25,393
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	11.027819	10.720500	-2.79%	16,937
2017	10.417953	11.027819	5.85%	27,784
2016	9.632077	10.417953	8.16%	17,779
2015	9.963583	9.632077	-3.33%	20,173
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.965006	10.901933	-8.88%	0
2017	10.148282	11.965006	17.90%	3,774
2016*	10.000000	10.148282	1.48%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.152726	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.596140	11.197488	-3.44%	0
2017	10.911175	11.596140	6.28%	0
2016	9.601222	10.911175	13.64%	448
2015	9.902799	9.601222	-3.05%	448
2014*	10.000000	9.902799	-0.97%	448
75

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.752688	13.004974	-5.44%	0
2017	11.073065	13.752688	24.20%	0
2016*	10.000000	11.073065	10.73%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.512511	10.426832	-0.82%	3,374
2017	10.240328	10.512511	2.66%	21,196
2016	10.058987	10.240328	1.80%	87,303
2015	10.090149	10.058987	-0.31%	72,355
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.644598	17.454438	-11.15%	7,119
2017	16.471989	19.644598	19.26%	4,355
2016	15.269217	16.471989	7.88%	4,370
2015	15.612006	15.269217	-2.20%	4,376
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.728359	14.681230	-6.66%	22,868
2017	14.100061	15.728359	11.55%	32,060
2016	13.348307	14.100061	5.63%	11,935
2015	13.552183	13.348307	-1.50%	25,451
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.628106	16.116488	-8.58%	0
2017	15.290834	17.628106	15.29%	0
2016	14.311923	15.290834	6.84%	0
2015	14.570179	14.311923	-1.77%	566
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
76

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	13.087986	12.689375	-3.05%	0
2017	12.361051	13.087986	5.88%	820
2016	11.869269	12.361051	4.14%	8,551
2015	12.011057	11.869269	-1.18%	991
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.986162	11.095251	-7.43%	0
2017	10.491138	11.986162	14.25%	0
2016	9.983708	10.491138	5.08%	0
2015	10.478758	9.983708	-4.72%	0
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.238307	11.321263	-7.49%	0
2017	10.436734	12.238307	17.26%	16,662
2016	9.870602	10.436734	5.74%	16,662
2015	10.423509	9.870602	-5.30%	389
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.687756	15.435075	-7.51%	8,998
2017	14.708422	16.687756	13.46%	9,080
2016	13.841926	14.708422	6.26%	20,107
2015	14.054273	13.841926	-1.51%	20,069
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	18.441831	16.613798	-9.91%	3,493
2017	15.689972	18.441831	17.54%	4,247
2016	14.648700	15.689972	7.11%	4,621
2015	14.940134	14.648700	-1.95%	7,135
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
77

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.851976	14.080580	-5.19%	1,087
2017	13.576827	14.851976	9.39%	1,088
2016	12.866354	13.576827	5.52%	1,090
2015	13.063647	12.866354	-1.51%	1,091
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.791647	11.567687	-1.90%	8,466
2017	11.414837	11.791647	3.30%	13,168
2016	11.096161	11.414837	2.87%	19,687
2015	11.204262	11.096161	-0.96%	14,276
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.339592	13.714881	-10.59%	2,264
2017	13.071084	15.339592	17.36%	2,157
2016	11.787733	13.071084	10.89%	2,157
2015	12.227234	11.787733	-3.59%	5,072
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	14.165982	12.999393	-8.24%	15,525
2017	12.500778	14.165982	13.32%	16,247
2016	11.544782	12.500778	8.28%	17,033
2015	11.804888	11.544782	-2.20%	50,820
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	13.068114	12.808581	-1.99%	744
2017	10.330742	13.068114	26.50%	4,964
2016*	10.000000	10.330742	3.31%	4,944
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.271321	10.088246	-17.79%	6,260
2017	8.711298	12.271321	40.87%	3,893
2016	8.123729	8.711298	7.23%	3,068
2015	9.714292	8.123729	-16.37%	4,002
2014*	10.000000	9.714292	-2.86%	2,949
78

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.363955	10.312110	-0.50%	25,197
2017	10.198129	10.363955	1.63%	35,106
2016	10.168689	10.198129	0.29%	51,308
2015	10.225766	10.168689	-0.56%	31,725
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.664416	9.730114	0.68%	1,318,196
2017	9.687077	9.664416	-0.23%	1,277,211
2016	9.730571	9.687077	-0.45%	555,194
2015	9.774554	9.730571	-0.45%	2,339,125
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.999114	10.295379	-14.20%	31,472
2017	9.651447	11.999114	24.32%	34,566
2016	9.606317	9.651447	0.47%	19,522
2015	9.743185	9.606317	-1.40%	2,781
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.187297	11.965272	-9.27%	465
2017	11.185397	13.187297	17.90%	9,642
2016	10.264071	11.185397	8.98%	10,145
2015	10.414408	10.264071	-1.44%	840
2014*	10.000000	10.414408	4.14%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	12.003533	11.369784	-5.28%	14,109
2017	10.849993	12.003533	10.63%	18,718
2016	10.252738	10.849993	5.83%	23,931
2015	10.316998	10.252738	-0.62%	23,153
2014*	10.000000	10.316998	3.17%	21,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.617094	11.747346	-6.89%	1,919
2017	11.039272	12.617094	14.29%	1,919
2016	10.292497	11.039272	7.26%	1,919
2015	10.394297	10.292497	-0.98%	0
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.140247	10.889863	-2.25%	4,029
2017	10.588764	11.140247	5.21%	1,373
2016	10.201547	10.588764	3.80%	2,027
2015	10.220592	10.201547	-0.19%	3,968
2014*	10.000000	10.220592	2.21%	10,350
79

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.056288	11.326611	-6.05%	0
2017	10.620524	12.056288	13.52%	0
2016	10.092390	10.620524	5.23%	0
2015	10.477584	10.092390	-3.68%	0
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.409770	11.605734	-6.48%	0
2017	10.657886	12.409770	16.44%	0
2016	10.010173	10.657886	6.47%	0
2015	10.469481	10.010173	-4.39%	0
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.351015	11.596821	-6.11%	28,253
2017	10.986527	12.351015	12.42%	39,774
2016	10.300338	10.986527	6.66%	38,413
2015	10.381647	10.300338	-0.78%	136,498
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.873765	11.825352	-8.14%	13,109
2017	11.083311	12.873765	16.15%	12,493
2016	10.262866	11.083311	7.99%	0
2015	10.385031	10.262866	-1.18%	4,181
2014*	10.000000	10.385031	3.85%	15,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.740936	11.251662	-4.17%	28,644
2017	10.799158	11.740936	8.72%	28,916
2016	10.262609	10.799158	5.23%	30,815
2015	10.312138	10.262609	-0.48%	34,162
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.578259	11.978098	-11.78%	8,694
2017	11.780644	13.578259	15.26%	7,977
2016	9.837793	11.780644	19.75%	33,171
2015	10.139214	9.837793	-2.97%	2,890
80

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	16.484055	13.674136	-17.05%	4,292
2017	13.190195	16.484055	24.97%	9,495
2016	13.585454	13.190195	-2.91%	10,935
2015	13.736714	13.585454	-1.10%	7,955
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.887509	8.959425	-17.71%	19,583
2017	8.925333	10.887509	21.98%	20,182
2016	8.540145	8.925333	4.51%	19,634
2015	9.063182	8.540145	-5.77%	5,791
2014*	10.000000	9.063182	-9.37%	5,372
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.865873	22.961967	-3.79%	5,553
2017	18.458429	23.865873	29.30%	10,797
2016	18.179878	18.458429	1.53%	17,226
2015	17.707873	18.179878	2.67%	8,444
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	21.084439	18.513763	-12.19%	17,657
2017	18.519829	21.084439	13.85%	14,430
2016	16.031082	18.519829	15.52%	15,464
2015	16.676586	16.031082	-3.87%	10,491
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	23.232027	21.497044	-7.47%	5,482
2017	18.300157	23.232027	26.95%	4,963
2016	17.333081	18.300157	5.58%	6,649
2015	17.471785	17.333081	-0.79%	5,147
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
81

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	24.654799	21.314615	-13.55%	13,904
2017	21.755346	24.654799	13.33%	11,002
2016	18.583907	21.755346	17.07%	8,087
2015	19.222566	18.583907	-3.32%	20,140
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.937547	13.689367	-8.36%	4,999
2017	12.011125	14.937547	24.36%	6,860
2016	11.140114	12.011125	7.82%	7,083
2015	11.106477	11.140114	0.30%	2,504
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.765814	11.380378	-17.33%	17,272
2017	12.678790	13.765814	8.57%	17,175
2016	10.113343	12.678790	25.37%	19,019
2015	10.810067	10.113343	-6.45%	32,182
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	14.188152	12.339574	-13.03%	9,346
2017	12.558331	14.188152	12.98%	5,961
2016	10.270100	12.558331	22.28%	6,255
2015	10.488008	10.270100	-2.08%	4,332
2014*	10.000000	10.488008	4.88%	5,215
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.646792	14.580132	-0.46%	12,384
2017	12.207492	14.646792	19.98%	12,339
2016	11.008752	12.207492	10.89%	7,417
2015	10.956024	11.008752	0.48%	114,751
2014*	10.000000	10.956024	9.56%	116,582
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.707342	12.136694	-4.49%	580
2017	12.025914	12.707342	5.67%	2,080
2016	11.271288	12.025914	6.70%	5,316
2015	12.001549	11.271288	-6.08%	11,424
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.714454	13.021932	-5.05%	68,006
2017	11.335784	13.714454	20.98%	72,092
2016	10.197396	11.335784	11.16%	61,056
2015	10.125725	10.197396	0.71%	69,573
82

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.530559	10.568891	0.36%	47,171
2017	10.413569	10.530559	1.12%	24,399
2016	10.206218	10.413569	2.03%	31,750
2015	10.287434	10.206218	-0.79%	14,964
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.242752	11.687522	-11.74%	20,578
2017	11.650353	13.242752	13.67%	25,204
2016	9.682189	11.650353	20.33%	38,870
2015	10.225108	9.682189	-5.31%	10,076
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.981656	9.262575	-7.20%	1,085
2017	9.398710	9.981656	6.20%	0
2016	9.502366	9.398710	-1.09%	0
2015	10.054021	9.502366	-5.49%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	11.093161	10.089983	-9.04%	0
2017	10.098072	11.093161	9.85%	0
2016	9.287745	10.098072	8.72%	0
2015	10.070008	9.287745	-7.77%	0
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.910563	10.200978	-6.50%	68,614
2017	10.654177	10.910563	2.41%	142,147
2016	9.454909	10.654177	12.68%	96,130
2015	9.812580	9.454909	-3.65%	38,949
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.790768	10.386054	-3.75%	4,504
2017	10.614872	10.790768	1.66%	4,968
2016	10.216177	10.614872	3.90%	8,203
2015	10.526381	10.216177	-2.95%	6,691
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
83

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	16.258161	14.017028	-13.78%	9,813
2017	11.980323	16.258161	35.71%	9,581
2016	12.053258	11.980323	-0.61%	11,443
2015	11.678841	12.053258	3.21%	6,503
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.527672	11.791732	-5.87%	16,717
2017	11.099274	12.527672	12.87%	16,735
2016	9.874977	11.099274	12.40%	19,602
2015	10.923169	9.874977	-9.60%	24,479
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	7.019750	5.995599	-14.59%	1,436
2017	6.909926	7.019750	1.59%	2,850
2016	6.042439	6.909926	14.36%	10,025
2015	8.165065	6.042439	-26.00%	5,709
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.838650	10.889572	0.47%	1,384
2017	10.378369	10.838650	4.44%	1,943
2016	9.963556	10.378369	4.16%	3,385
2015	10.190795	9.963556	-2.23%	6,346
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.778988	14.002206	-5.26%	3,219
2017	13.523029	14.778988	9.29%	7,785
2016	11.998602	13.523029	12.71%	15,836
2015	12.344820	11.998602	-2.80%	2,873
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
84

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.305267	11.724066	-4.72%	7,318
2017	11.390172	12.305267	8.03%	9,593
2016	11.007557	11.390172	3.48%	10,697
2015	11.534103	11.007557	-4.57%	18,501
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	15.597568	15.099737	-3.19%	73,008
2017	14.709562	15.597568	6.04%	129,246
2016	13.151172	14.709562	11.85%	210,192
2015	13.448533	13.151172	-2.21%	72,519
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.438632	10.421159	-0.17%	5,803
2017*	10.000000	10.438632	4.39%	2,626
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.155487	10.313328	1.55%	1,915
2017*	10.000000	10.155487	1.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.003699	11.462631	-4.51%	508
2017	10.888923	12.003699	10.24%	10,906
2016	10.629396	10.888923	2.44%	669
2015	11.502808	10.629396	-7.59%	4,289
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.507224	10.484486	-0.22%	25,274
2017	10.424059	10.507224	0.80%	18,967
2016	10.336157	10.424059	0.85%	24,964
2015	10.361246	10.336157	-0.24%	44,061
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
85

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.803275	11.675260	-1.08%	41,835
2017	11.311588	11.803275	4.35%	84,619
2016	11.076412	11.311588	2.12%	46,853
2015	11.089266	11.076412	-0.12%	56,049
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	15.540243	14.856277	-4.40%	0
2017	14.586467	15.540243	6.54%	0
2016	12.877520	14.586467	13.27%	0
2015	13.507873	12.877520	-4.67%	0
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	16.025321	15.855248	-1.06%	7,050
2017	15.361163	16.025321	4.32%	112,503
2016	14.156347	15.361163	8.51%	910,020
2015	14.198448	14.156347	-0.30%	17,146
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.528025	10.152274	-18.96%	4,762
2017	9.470874	12.528025	32.28%	7,716
2016	9.453084	9.470874	0.19%	4,865
2015	10.478578	9.453084	-9.79%	1,293
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2018	20.764593	16.971224	-18.27%	1,259
2017	17.688727	20.764593	17.39%	6,557
2016	14.419051	17.688727	22.68%	4,372
2015	14.547208	14.419051	-0.88%	3,086
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
86

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	12.380926	10.148590	-18.03%	3,468
2017	10.114765	12.380926	22.40%	18,292
2016	8.574826	10.114765	17.96%	17,597
2015	10.006699	8.574826	-14.31%	3,041
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.838848	2.940553	3.58%	4,765
2017	3.476150	2.838848	-18.33%	4,765
2016	4.016042	3.476150	-13.44%	4,765
2015	4.243090	4.016042	-5.35%	0
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	30.114109	27.955075	-7.17%	6,464
2017	24.685358	30.114109	21.99%	3,641
2016	29.337531	24.685358	-15.86%	3,821
2015	28.528475	29.337531	2.84%	1,877
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2018	21.687066	20.261902	-6.57%	25,822
2017	18.254192	21.687066	18.81%	64,470
2016	16.721201	18.254192	9.17%	29,734
2015	16.874070	16.721201	-0.91%	358,350
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.849691	15.986917	-15.19%	961
2017	16.457211	18.849691	14.54%	961
2016	15.965773	16.457211	3.08%	2,520
2015	15.396955	15.965773	3.69%	3,372
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
87

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	23.390111	23.427591	0.16%	6,908
2017	19.849794	23.390111	17.84%	8,377
2016	19.138372	19.849794	3.72%	6,035
2015	18.363719	19.138372	4.22%	6,594
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	10.146046	8.558043	-15.65%	16,716
2017	7.648246	10.146046	32.66%	51,399
2016	6.920800	7.648246	10.51%	46,830
2015	8.412754	6.920800	-17.73%	13,525
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	14.021973	11.986384	-14.52%	0
2017	11.765995	14.021973	19.17%	2,470
2016	10.962891	11.765995	7.33%	213
2015	12.356451	10.962891	-11.28%	863
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	20.229860	18.038130	-10.83%	977
2017	17.193734	20.229860	17.66%	3,110
2016	14.976866	17.193734	14.80%	6,263
2015	15.272807	14.976866	-1.94%	5,299
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	23.244303	24.165651	3.96%	3,714
2017	19.309989	23.244303	20.37%	1,022
2016	20.216434	19.309989	-4.48%	1,669
2015	19.336460	20.216434	4.55%	3,596
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
88

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	20.066003	17.425484	-13.16%	8,422
2017	16.468065	20.066003	21.85%	16,980
2016	14.073079	16.468065	17.02%	15,998
2015	14.637355	14.073079	-3.86%	9,901
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2018	13.437529	11.268757	-16.14%	3,376
2017	11.082557	13.437529	21.25%	28,815
2016	11.236509	11.082557	-1.37%	8,881
2015	11.699359	11.236509	-3.96%	24,386
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	26.285486	27.457669	4.46%	3,193
2017	19.407547	26.285486	35.44%	4,351
2016	18.473651	19.407547	5.06%	3,329
2015	15.418929	18.473651	19.81%	5,059
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.774401	14.755642	-12.03%	228
2017	14.225275	16.774401	17.92%	403
2016	14.230773	14.225275	-0.04%	305
2015	13.510355	14.230773	5.33%	1,317
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	28.684976	28.021345	-2.31%	13,579
2017	22.101847	28.684976	29.79%	6,580
2016	21.092987	22.101847	4.78%	40,016
2015	19.718456	21.092987	6.97%	87,114
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
89

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.565454	9.184831	-20.58%	4,311
2017	11.998459	11.565454	-3.61%	4,745
2016	9.705346	11.998459	23.63%	4,503
2015	12.722760	9.705346	-23.72%	3,440
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.840747	18.526807	-6.62%	393
2017	18.059743	19.840747	9.86%	19
2016	18.844745	18.059743	-4.17%	1,439
2015	18.124566	18.844745	3.97%	2,398
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.605818	3.106047	-13.86%	16,330
2017	3.440501	3.605818	4.81%	12,702
2016	2.218025	3.440501	55.12%	51,669
2015	3.318073	2.218025	-33.15%	11,025
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2018	15.256561	14.322369	-6.12%	153
2017	14.183730	15.256561	7.56%	1,079
2016	13.476400	14.183730	5.25%	5,474
2015	13.493601	13.476400	-0.13%	34,101
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.333516	3.456524	3.69%	40
2017	3.801064	3.333516	-12.30%	8,728
2016	4.026011	3.801064	-5.59%	40,981
2015	4.109444	4.026011	-2.03%	1,677
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
90

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.954879	22.300117	-10.64%	367
2017	18.492598	24.954879	34.95%	1,788
2016	14.545841	18.492598	27.13%	3,570
2015	15.044184	14.545841	-3.31%	24
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	5.101340	5.717400	12.08%	0
2017	7.101426	5.101340	-28.16%	0
2016	8.516488	7.101426	-16.62%	0
2015	7.671426	8.516488	11.02%	0
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.946465	4.536528	14.95%	6,032
2017	4.994979	3.946465	-20.99%	0
2016	5.331884	4.994979	-6.32%	0
2015	5.566523	5.331884	-4.22%	5,768
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	2.044743	1.976717	-3.33%	5,743
2017	2.747616	2.044743	-25.58%	0
2016	3.068680	2.747616	-10.46%	317
2015	3.544960	3.068680	-13.44%	358
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	23.033108	22.402670	-2.74%	4,426
2017	17.115247	23.033108	34.58%	1,976
2016	15.303577	17.115247	11.84%	5,833
2015	15.012129	15.303577	1.94%	5,147
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
91

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.790756	12.499984	-15.49%	0
2017	15.179775	14.790756	-2.56%	201
2016	12.533966	15.179775	21.11%	561
2015	12.401980	12.533966	1.06%	201
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.903539	15.914528	-5.85%	869
2017	15.508454	16.903539	9.00%	1,253
2016	15.626444	15.508454	-0.76%	2,122
2015	16.635452	15.626444	-6.07%	283
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	74.054305	66.619304	-10.04%	3,305
2017	44.191904	74.054305	67.57%	367
2016	40.867638	44.191904	8.13%	18,699
2015	36.136682	40.867638	13.09%	1,594
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.387715	0.341227	-11.99%	0
2017	0.707324	0.387715	-45.19%	0
2016	0.890465	0.707324	-20.57%	0
2015	1.212986	0.890465	-26.59%	8,935
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	18.022794	18.458828	2.42%	4,766
2017	16.363119	18.022794	10.14%	2,781
2016	14.283737	16.363119	14.56%	1,436
2015	15.329821	14.283737	-6.82%	1,394
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
92

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	9.005832	7.244625	-19.56%	0
2017	8.042435	9.005832	11.98%	22,115
2016	6.348478	8.042435	26.68%	27,269
2015	6.702970	6.348478	-5.29%	0
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.815428	11.353623	-17.82%	2,052
2017	11.428189	13.815428	20.89%	14,630
2016	8.772481	11.428189	30.27%	1,730
2015	10.655192	8.772481	-17.67%	509
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	41.014377	36.972849	-9.85%	2,661
2017	31.829004	41.014377	28.86%	4,669
2016	39.797137	31.829004	-20.02%	8,761
2015	36.854245	39.797137	7.99%	5,142
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	3.143023	2.655613	-15.51%	3,764
2017	3.023244	3.143023	3.96%	2,820
2016	2.750711	3.023244	9.91%	43,555
2015	4.173926	2.750711	-34.10%	0
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
93

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	24.714232	21.619953	-12.52%	612
2017	22.259563	24.714232	11.03%	1,488
2016	21.211017	22.259563	4.94%	1,740
2015	20.058780	21.211017	5.74%	28,568
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	28.988248	24.751156	-14.62%	3,604
2017	18.369683	28.988248	57.80%	6,300
2016	14.115895	18.369683	30.13%	4,335
2015	14.804104	14.115895	-4.65%	11,060
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	19.074725	16.575674	-13.10%	0
2017	14.619907	19.074725	30.47%	7,905
2016	11.811240	14.619907	23.78%	14,274
2015	11.620180	11.811240	1.64%	41,647
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	8.038358	5.962646	-25.82%	5,316
2017	8.614265	8.038358	-6.69%	8,500
2016	6.586900	8.614265	30.78%	12,344
2015	9.482771	6.586900	-30.54%	7,253
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
94

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.879329	2.639890	-45.90%	350
2017	6.024550	4.879329	-19.01%	1,763
2016	4.914007	6.024550	22.60%	24,144
2015	7.227221	4.914007	-32.01%	19,235
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.856109	5.530012	-19.34%	5,350
2017	5.355326	6.856109	28.02%	20,964
2016	5.697256	5.355326	-6.00%	0
2015	6.166111	5.697256	-7.60%	1,806
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.688707	10.207147	-12.68%	10,401
2017	10.159241	11.688707	15.05%	15,717
2016	8.810669	10.159241	15.31%	10,131
2015	9.217948	8.810669	-4.42%	14,868
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	19.071086	17.973946	-5.75%	77,328
2017	17.474268	19.071086	9.14%	13,066
2016	17.612717	17.474268	-0.79%	49,977
2015	18.642396	17.612717	-5.52%	74,040
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
95

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	24.466425	24.659681	0.79%	7,167
2017	20.003965	24.466425	22.31%	6,409
2016	22.251750	20.003965	-10.10%	6,085
2015	21.383656	22.251750	4.06%	28,189
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.668085	11.514763	-1.31%	0
2017	10.967666	11.668085	6.39%	0
2016	9.870371	10.967666	11.12%	6,371
2015	9.985830	9.870371	-1.16%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	26.736157	25.763278	-3.64%	789
2017	20.048402	26.736157	33.36%	5,601
2016	19.282710	20.048402	3.97%	2,421
2015	17.875605	19.282710	7.87%	7,489
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.586266	0.591984	0.98%	0
2017	0.964684	0.586266	-39.23%	0
2016	1.377381	0.964684	-29.96%	55,647
2015	1.504457	1.377381	-8.45%	0
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
96

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	3.143589	3.247952	3.32%	0
2017	3.465744	3.143589	-9.30%	59,042
2016	3.586836	3.465744	-3.38%	2,034
2015	3.647434	3.586836	-1.66%	546
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	2.106977	2.326164	10.40%	0
2017	2.448075	2.106977	-13.93%	0
2016	3.040871	2.448075	-19.49%	0
2015	3.089367	3.040871	-1.57%	0
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.575093	1.524589	-3.21%	658,820
2017	2.100001	1.575093	-25.00%	13,690
2016	2.330392	2.100001	-9.89%	0
2015	2.686734	2.330392	-13.26%	0
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.935658	2.141382	10.63%	69,958
2017	2.247510	1.935658	-13.88%	11,609
2016	2.832000	2.247510	-20.64%	0
2015	2.841934	2.832000	-0.35%	180,405
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
97

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.663824	2.756935	3.50%	34,053
2017	3.237537	2.663824	-17.72%	9,725
2016	3.695886	3.237537	-12.40%	8,334
2015	3.884839	3.695886	-4.86%	0
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	17.197621	13.191299	-23.30%	1,041
2017	11.493842	17.197621	49.62%	4,579
2016	10.605817	11.493842	8.37%	1,041
2015	9.512645	10.605817	11.49%	1,767
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	21.752011	18.744298	-13.83%	1
2017	18.191650	21.752011	19.57%	405
2016	16.678569	18.191650	9.07%	8,595
2015	16.703190	16.678569	-0.15%	7,159
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	25.253230	20.262767	-19.76%	1,312
2017	20.717166	25.253230	21.90%	637
2016	16.052352	20.717166	29.06%	1,725
2015	17.063797	16.052352	-5.93%	782
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
98

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	59.588383	53.797483	-9.72%	5,202
2017	35.316549	59.588383	68.73%	36,478
2016	32.369483	35.316549	9.10%	48,974
2015	28.366798	32.369483	14.11%	254,389
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	30.152766	29.473482	-2.25%	12,389
2017	23.099944	30.152766	30.53%	21,182
2016	21.894630	23.099944	5.51%	11,398
2015	20.319154	21.894630	7.75%	84,423
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
Rydex Variable Trust - Nova Fund - Q/NQ
2018	22.368933	19.969443	-10.73%	30,718
2017	17.050973	22.368933	31.19%	25,384
2016	14.800874	17.050973	15.20%	115,500
2015	14.975346	14.800874	-1.17%	9,670
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.631474	4.675062	-16.98%	11,576
2017	5.282704	5.631474	6.60%	5,284
2016	3.206037	5.282704	64.77%	25,649
2015	4.625237	3.206037	-30.68%	341,832
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
99

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	14.323465	13.213519	-7.75%	5,418
2017	13.490390	14.323465	6.18%	1,780
2016	12.302426	13.490390	9.66%	1,704
2015	12.678108	12.302426	-2.96%	18,999
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	20.863608	20.098260	-3.67%	338
2017	18.576053	20.863608	12.31%	0
2016	18.603955	18.576053	-0.15%	0
2015	18.939386	18.603955	-1.77%	831
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	20.623145	16.512662	-19.93%	2,797
2017	17.261432	20.623145	19.48%	843
2016	13.295537	17.261432	29.83%	4,053
2015	14.688798	13.295537	-9.49%	1,853
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	24.206308	20.384850	-15.79%	5,371
2017	16.945841	24.206308	42.85%	4,976
2016	14.137718	16.945841	19.86%	20,770
2015	14.441216	14.137718	-2.10%	26,893
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
100

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	24.670898	23.175856	-6.06%	46,956
2017	19.922177	24.670898	23.84%	35,464
2016	19.509270	19.922177	2.12%	42,963
2015	19.387961	19.509270	0.63%	104,760
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	19.468800	16.799914	-13.71%	37,620
2017	16.879137	19.468800	15.34%	27,066
2016	14.442607	16.879137	16.87%	30,713
2015	16.009442	14.442607	-9.79%	48,947
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	24.358869	20.653159	-15.21%	6,402
2017	20.603178	24.358869	18.23%	5,778
2016	20.152082	20.603178	2.24%	5,962
2015	19.979532	20.152082	0.86%	7,002
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	18.974839	15.304206	-19.34%	7,005
2017	16.845627	18.974839	12.64%	5,313
2016	13.128983	16.845627	28.31%	26,570
2015	14.963656	13.128983	-12.26%	3,581
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
101

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	22.673605	20.533157	-9.44%	25,628
2017	19.620370	22.673605	15.56%	32,120
2016	16.605177	19.620370	18.16%	33,643
2015	16.742690	16.605177	-0.82%	20,057
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	16.510417	13.053563	-20.94%	12,115
2017	16.630969	16.510417	-0.72%	14,539
2016	12.681076	16.630969	31.15%	57,832
2015	14.733738	12.681076	-13.93%	45,493
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.935976	8.833948	11.32%	4,417
2017	9.680202	7.935976	-18.02%	0
2016	9.087571	9.680202	6.52%	6,871
2015	8.053440	9.087571	12.84%	38
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	20.592470	20.193161	-1.94%	6,572
2017	15.596323	20.592470	32.03%	10,966
2016	14.104912	15.596323	10.57%	6,706
2015	14.012654	14.104912	0.66%	4,116
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
102

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	9.192896	8.666761	-5.72%	5,548
2017	8.723779	9.192896	5.38%	0
2016	7.464145	8.723779	16.88%	0
2015	8.038747	7.464145	-7.15%	0
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	20.994912	16.709392	-20.41%	0
2017	17.283894	20.994912	21.47%	8,419
2016	15.041485	17.283894	14.91%	11,812
2015	17.586844	15.041485	-14.47%	0
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	17.286802	17.859657	3.31%	1,973
2017	15.641604	17.286802	10.52%	1,165
2016	13.505728	15.641604	15.81%	1,418
2015	14.644914	13.505728	-7.78%	16,973
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.231849	5.482036	-12.03%	0
2017	5.246634	6.231849	18.78%	0
2016	5.773173	5.246634	-9.12%	0
2015	6.972644	5.773173	-17.20%	26,413
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
103

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.434940	11.124717	6.61%	1,104
2017	10.219930	10.434940	2.10%	2,496
2016	10.021241	10.219930	1.98%	7,263
2015	10.158465	10.021241	-1.35%	10,890
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.861099	9.019570	-16.96%	162
2017*	10.000000	10.861099	8.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.546235	4.673908	-28.60%	6,726
2017	6.689353	6.546235	-2.14%	7,344
2016	4.675747	6.689353	43.06%	20,044
2015	7.057306	4.675747	-33.75%	8,235
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
104

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	14.603190	13.502239	-7.54%	0
2017	12.783037	14.603190	14.24%	0
2016	12.387457	12.783037	3.19%	0
2015	12.377762	12.387457	0.08%	0
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.584640	7.673806	-19.94%	0
2017	9.782847	9.584640	-2.03%	0
2016	7.032365	9.782847	39.11%	0
2015	11.466436	7.032365	-38.67%	0
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.172376	11.382632	-13.59%	0
2017	10.668980	13.172376	23.46%	0
2016	10.000914	10.668980	6.68%	0
2015	10.257457	10.000914	-2.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.611585	10.188048	-3.99%	0
2017	10.359747	10.611585	2.43%	0
2016	10.044530	10.359747	3.14%	0
2015	10.423802	10.044530	-3.64%	0
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.355036	11.367698	-7.99%	0
2017	10.378498	12.355036	19.04%	0
2016	9.256136	10.378498	12.13%	0
2015*	10.000000	9.256136	-7.44%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.002188	10.772325	-10.25%	0
2017	11.170416	12.002188	7.45%	0
2016	9.383880	11.170416	19.04%	0
2015*	10.000000	9.383880	-6.16%	0
105

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.899176	9.987142	-8.37%	0
2017	9.792534	10.899176	11.30%	0
2016	9.549718	9.792534	2.54%	0
2015	9.842138	9.549718	-2.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.275753	12.579397	-11.88%	0
2017	11.501497	14.275753	24.12%	0
2016	11.429619	11.501497	0.63%	0
2015	11.570648	11.429619	-1.22%	0
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.079556	9.886106	-1.92%	0
2017	9.884727	10.079556	1.97%	0
2016*	10.000000	9.884727	-1.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.209360	10.500350	-6.33%	0
2017	9.889192	11.209360	13.35%	0
2016	9.428186	9.889192	4.89%	0
2015	9.938812	9.428186	-5.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.827367	11.732746	-8.53%	0
2017	11.144888	12.827367	15.10%	0
2016*	10.000000	11.144888	11.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.104108	12.877904	-8.69%	0
2017	12.554004	14.104108	12.35%	0
2016	12.240311	12.554004	2.56%	0
2015	12.514257	12.240311	-2.19%	0
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.122414	9.225019	-8.87%	0
2017*	10.000000	10.122414	1.22%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0
106

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	5.908051	5.156344	-12.72%	0
2017	5.890277	5.908051	0.30%	0
2016	5.321902	5.890277	10.68%	0
2015	7.191421	5.321902	-26.00%	0
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.548153	10.411939	-1.29%	0
2017	10.320626	10.548153	2.20%	0
2016	9.587913	10.320626	7.64%	0
2015*	10.000000	9.587913	-4.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.250651	-17.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.523126	12.609868	-6.75%	0
2017	12.033203	13.523126	12.38%	0
2016	11.842675	12.033203	1.61%	0
2015	11.993737	11.842675	-1.26%	0
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.738041	11.081412	-5.59%	0
2017	10.231308	11.738041	14.73%	0
2016	9.679693	10.231308	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.018698	10.859968	-9.64%	0
2017	10.798269	12.018698	11.30%	0
2016	9.284800	10.798269	16.30%	0
2015*	10.000000	9.284800	-7.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0
107

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.599765	13.377591	-1.63%	0
2017	10.209776	13.599765	33.20%	0
2016	10.276919	10.209776	-0.65%	0
2015*	10.000000	10.276919	2.77%	1,150
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.867200	10.346691	-4.79%	0
2017	10.287606	10.867200	5.63%	0
2016	9.119990	10.287606	12.80%	4,191
2015*	10.000000	9.119990	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.256283	10.052774	-1.98%	0
2017	9.982044	10.256283	2.75%	0
2016*	10.000000	9.982044	-0.18%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.130747	10.286611	-7.58%	0
2017	10.856120	11.130747	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.861196	10.427266	-4.00%	0
2017	10.221507	10.861196	6.26%	0
2016	9.577442	10.221507	6.72%	0
2015	9.885143	9.577442	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.463740	14.695692	-10.74%	0
2017	14.880646	16.463740	10.64%	0
2016	13.306952	14.880646	11.83%	0
2015	14.360848	13.306952	-7.34%	0
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.235773	11.567847	-5.46%	0
2017	11.291715	12.235773	8.36%	0
2016	10.022930	11.291715	12.66%	0
2015	10.914629	10.022930	-8.17%	0
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0
108

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.519981	11.858471	-12.29%	0
2017	12.600358	13.519981	7.30%	0
2016	11.368731	12.600358	10.83%	0
2015	11.942745	11.368731	-4.81%	0
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.642349	9.710609	0.71%	0
2017	9.574759	9.642349	0.71%	0
2016	9.414108	9.574759	1.71%	0
2015*	10.000000	9.414108	-5.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.304335	10.683716	-5.49%	0
2017	10.115012	11.304335	11.76%	0
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.778301	9.792466	0.14%	0
2017	9.774018	9.778301	0.04%	0
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.874121	6.178099	-10.13%	0
2017	6.399992	6.874121	7.41%	0
2016	7.599627	6.399992	-15.79%	0
2015	7.812881	7.599627	-2.73%	0
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.616402	14.292356	-13.99%	0
2017	14.642769	16.616402	13.48%	0
2016	14.723688	14.642769	-0.55%	0
2015	14.717067	14.723688	0.04%	0
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
109

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.513341	8.921618	-6.22%	0
2017	9.287308	9.513341	2.43%	0
2016	9.445487	9.287308	-1.67%	0
2015	9.386671	9.445487	0.63%	0
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.225374	11.000750	-2.00%	0
2017	10.981131	11.225374	2.22%	0
2016	10.237510	10.981131	7.26%	0
2015	10.286912	10.237510	-0.48%	0
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.804424	10.879322	-7.84%	0
2017	10.877901	11.804424	8.52%	0
2016	9.872748	10.877901	10.18%	0
2015	10.452615	9.872748	-5.55%	0
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.293985	12.419233	-6.58%	0
2017	11.376233	13.293985	16.86%	0
2016	11.817525	11.376233	-3.73%	0
2015	13.050322	11.817525	-9.45%	0
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.047137	8.888554	-19.54%	0
2017	8.746952	11.047137	26.30%	0
2016	7.329770	8.746952	19.33%	0
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0
110

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.052702	10.464686	-5.32%	0
2017	10.317153	11.052702	7.13%	0
2016	9.051967	10.317153	13.98%	0
2015	9.754861	9.051967	-7.21%	0
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.467832	10.235376	-2.22%	0
2017	10.200503	10.467832	2.62%	0
2016	9.901953	10.200503	3.02%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.062466	11.608355	-3.76%	0
2017	10.939172	12.062466	10.27%	0
2016*	10.000000	10.939172	9.39%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.453351	11.712234	-5.95%	0
2017	11.397693	12.453351	9.26%	0
2016	10.884701	11.397693	4.71%	0
2015	11.298316	10.884701	-3.66%	0
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.724936	11.685792	-8.17%	0
2017	11.752553	12.724936	8.27%	0
2016	10.756770	11.752553	9.26%	0
2015	11.016900	10.756770	-2.36%	0
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.411169	10.384092	-9.00%	0
2017	10.262083	11.411169	11.20%	0
2016	9.034220	10.262083	13.59%	0
2015	10.618363	9.034220	-14.92%	0
2014*	10.000000	10.618363	6.18%	0
111

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.074522	11.857545	-9.31%	0
2017	12.061982	13.074522	8.39%	0
2016	11.838418	12.061982	1.89%	0
2015	12.154568	11.838418	-2.60%	0
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.698134	11.710870	-7.77%	0
2017	11.082587	12.698134	14.58%	0
2016	10.632697	11.082587	4.23%	0
2015	11.513648	10.632697	-7.65%	0
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.573022	15.557826	-6.13%	0
2017	14.485967	16.573022	14.41%	0
2016	13.450897	14.485967	7.70%	0
2015	13.481594	13.450897	-0.23%	0
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.645724	10.270650	-3.52%	0
2017	10.133103	10.645724	5.06%	0
2016	9.439625	10.133103	7.35%	0
2015	9.838641	9.439625	-4.06%	0
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.052242	9.993946	-9.58%	0
2017	9.445019	11.052242	17.02%	0
2016	9.283281	9.445019	1.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.101536	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.277932	10.807715	-4.17%	0
2017	10.692077	11.277932	5.48%	0
2016	9.479622	10.692077	12.79%	0
2015	9.851622	9.479622	-3.78%	0
2014*	10.000000	9.851622	-1.48%	0
112

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.266292	10.105490	-1.57%	0
2017	10.076167	10.266292	1.89%	0
2016	9.972667	10.076167	1.04%	0
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.539393	16.347562	-11.82%	0
2017	15.662882	18.539393	18.37%	0
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.843492	13.750279	-7.36%	0
2017	13.407486	14.843492	10.71%	0
2016	12.788723	13.407486	4.84%	0
2015	13.082643	12.788723	-2.25%	0
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.636369	15.094508	-9.27%	0
2017	14.539776	16.636369	14.42%	0
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
113

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.351681	11.884763	-3.78%	0
2017	11.753924	12.351681	5.09%	0
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.617487	10.672474	-8.13%	0
2017	10.245381	11.617487	13.39%	0
2016	9.823628	10.245381	4.29%	0
2015	10.389036	9.823628	-5.44%	0
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.861890	10.889880	-8.19%	0
2017	10.192250	11.861890	16.38%	0
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.748971	14.456363	-8.21%	0
2017	13.986007	15.748971	12.61%	0
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.404324	15.560279	-10.60%	0
2017	14.919300	17.404324	16.66%	0
2016	14.034601	14.919300	6.30%	0
2015	14.422503	14.034601	-2.69%	0
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
114

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.016420	13.187724	-5.91%	0
2017	12.909971	14.016420	8.57%	0
2016	12.326993	12.909971	4.73%	0
2015	12.611036	12.326993	-2.25%	0
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.212511	10.916212	-2.64%	0
2017	10.936360	11.212511	2.53%	0
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.775396	13.110297	-11.27%	0
2017	12.685565	14.775396	16.47%	0
2016	11.526641	12.685565	10.05%	0
2015	12.047205	11.526641	-4.32%	0
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.644934	12.426357	-8.93%	0
2017	12.132091	13.644934	12.47%	0
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.597883	12.254113	-2.73%	0
2017	10.034332	12.597883	25.55%	0
2016	9.829111	10.034332	2.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	11.934662	9.737060	-18.41%	0
2017	8.536326	11.934662	39.81%	0
2016	8.020780	8.536326	6.43%	0
2015	9.664087	8.020780	-17.00%	0
2014*	10.000000	9.664087	-3.36%	0
115

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.079567	9.953170	-1.25%	0
2017	9.993361	10.079567	0.86%	0
2016	10.039942	9.993361	-0.46%	0
2015	10.172941	10.039942	-1.31%	0
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.093772	9.086240	-0.08%	0
2017	9.184080	9.093772	-0.98%	0
2016	9.295130	9.184080	-1.19%	0
2015	9.408030	9.295130	-1.20%	0
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.718082	9.978025	-14.85%	0
2017	9.496694	11.718082	23.39%	0
2016	9.523839	9.496694	-0.29%	0
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.825510	11.548775	-9.95%	0
2017	10.960824	12.825510	17.01%	0
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.674198	10.974032	-6.00%	0
2017	10.632160	11.674198	9.80%	0
2016	10.122933	10.632160	5.03%	0
2015	10.263715	10.122933	-1.37%	0
2014*	10.000000	10.263715	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.270946	11.338472	-7.60%	0
2017	10.817639	12.270946	13.43%	0
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.834562	10.510813	-2.99%	0
2017	10.376152	10.834562	4.42%	0
2016	10.072376	10.376152	3.02%	0
2015	10.167793	10.072376	-0.94%	0
2014*	10.000000	10.167793	1.68%	0
116

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.685454	10.895025	-6.76%	0
2017	10.371750	11.685454	12.67%	0
2016	9.930575	10.371750	4.44%	0
2015	10.387878	9.930575	-4.40%	0
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.028106	11.163552	-7.19%	0
2017	10.408250	12.028106	15.56%	0
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.012162	11.193175	-6.82%	0
2017	10.765958	12.012162	11.58%	0
2016	10.169928	10.765958	5.86%	0
2015	10.328017	10.169928	-1.53%	0
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.520549	11.413737	-8.84%	0
2017	10.860772	12.520549	15.28%	0
2016	10.132914	10.860772	7.18%	0
2015	10.331382	10.132914	-1.92%	0
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.418796	10.860026	-4.89%	0
2017	10.582345	11.418796	7.90%	0
2016	10.132674	10.582345	4.44%	0
2015	10.258877	10.132674	-1.23%	0
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.260332	11.608945	-12.45%	0
2017	11.591844	13.260332	14.39%	0
2016	9.753353	11.591844	18.85%	0
2015	10.128501	9.753353	-3.70%	0
117

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.588686	8.647449	-18.33%	0
2017	8.746016	10.588686	21.07%	0
2016	8.431925	8.746016	3.73%	0
2015	9.016324	8.431925	-6.48%	0
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.523500	21.506180	-4.52%	0
2017	17.551943	22.523500	28.32%	0
2016	17.417919	17.551943	0.77%	0
2015	17.094490	17.417919	1.89%	0
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.898235	17.339728	-12.86%	0
2017	17.610133	19.898235	12.99%	0
2016	15.359002	17.610133	14.66%	985
2015	16.098771	15.359002	-4.60%	0
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.925052	20.133851	-8.17%	0
2017	17.401280	21.925052	26.00%	0
2016	16.606450	17.401280	4.79%	0
2015	16.866452	16.606450	-1.54%	0
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
118

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.267888	19.963073	-14.20%	0
2017	20.686875	23.267888	12.48%	0
2016	17.804900	20.686875	16.19%	822
2015	18.556628	17.804900	-4.05%	0
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.527728	13.212830	-9.05%	0
2017	11.769960	14.527728	23.43%	0
2016	10.999069	11.769960	7.01%	0
2015	11.049126	10.999069	-0.45%	0
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.388152	10.984227	-17.96%	0
2017	12.424261	13.388152	7.76%	0
2016	9.985291	12.424261	24.43%	0
2015	10.754250	9.985291	-7.15%	0
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	13.798869	11.910006	-13.69%	1,029
2017	12.306192	13.798869	12.13%	1,785
2016	10.140055	12.306192	21.36%	0
2015	10.433834	10.140055	-2.82%	0
2014*	10.000000	10.433834	4.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.244980	14.072677	-1.21%	0
2017	11.962408	14.244980	19.08%	0
2016	10.869379	11.962408	10.06%	0
2015	10.899442	10.869379	-0.28%	0
2014*	10.000000	10.899442	8.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.267224	11.627531	-5.21%	0
2017	11.697236	12.267224	4.87%	0
2016	11.046149	11.697236	5.89%	0
2015	11.851136	11.046149	-6.79%	1,416
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.393325	12.620631	-5.77%	0
2017	11.154094	13.393325	20.08%	0
2016	10.109877	11.154094	10.33%	0
2015	10.115026	10.109877	-0.05%	1,159
119

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.013302	9.973644	-0.40%	0
2017	9.977035	10.013302	0.36%	0
2016	9.852388	9.977035	1.27%	0
2015	10.006180	9.852388	-1.54%	0
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.932617	11.327253	-12.41%	0
2017	11.463596	12.932617	12.81%	0
2016	9.599056	11.463596	19.42%	0
2015	10.214298	9.599056	-6.02%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.747846	8.977061	-7.91%	0
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.751919	9.705467	-9.73%	0
2017	9.861492	10.751919	9.03%	0
2016	9.138791	9.861492	7.91%	0
2015	9.983765	9.138791	-8.46%	0
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.532520	9.772910	-7.21%	0
2017	10.362863	10.532520	1.64%	2,225
2016	9.265987	10.362863	11.84%	0
2015	9.689517	9.265987	-4.37%	0
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.347334	9.883815	-4.48%	0
2017	10.255718	10.347334	0.89%	0
2016	9.945214	10.255718	3.12%	0
2015	10.324988	9.945214	-3.68%	0
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
120

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.695011	13.428886	-14.44%	919
2017	11.652796	15.695011	34.69%	1,595
2016	11.812488	11.652796	-1.35%	0
2015	11.532453	11.812488	2.43%	0
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.912312	11.127560	-6.59%	0
2017	10.633932	11.912312	12.02%	0
2016	9.532555	10.633932	11.55%	0
2015	10.624507	9.532555	-10.28%	0
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.624621	5.615201	-15.24%	0
2017	6.570352	6.624621	0.83%	0
2016	5.788984	6.570352	13.50%	0
2015	7.882107	5.788984	-26.56%	0
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.505249	10.474648	-0.29%	0
2017	10.135276	10.505249	3.65%	0
2016	9.803836	10.135276	3.38%	0
2015	10.103549	9.803836	-2.97%	0
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.947459	13.114278	-5.97%	0
2017	12.858785	13.947459	8.47%	0
2016	11.495604	12.858785	11.86%	0
2015	11.917091	11.495604	-3.54%	0
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
121

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.612911	10.980590	-5.44%	0
2017	10.830677	11.612911	7.22%	0
2016	10.546101	10.830677	2.70%	0
2015	11.134461	10.546101	-5.28%	0
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	14.719934	14.142178	-3.92%	0
2017	13.986993	14.719934	5.24%	0
2016	12.599825	13.986993	11.01%	0
2015	12.982527	12.599825	-2.95%	0
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.386422	10.290482	-0.92%	0
2017*	10.000000	10.386422	3.86%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.104689	10.184011	0.79%	0
2017*	10.000000	10.104689	1.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.327637	10.735100	-5.23%	0
2017	10.353429	11.327637	9.41%	0
2016	10.183174	10.353429	1.67%	0
2015	11.103573	10.183174	-8.29%	0
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.990485	9.893355	-0.97%	0
2017	9.986440	9.990485	0.04%	0
2016	9.977196	9.986440	0.09%	0
2015	10.077336	9.977196	-0.99%	0
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
122

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.223467	11.017641	-1.83%	0
2017	10.837366	11.223467	3.56%	0
2016	10.692397	10.837366	1.36%	0
2015	10.786061	10.692397	-0.87%	0
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	14.664950	13.913303	-5.13%	0
2017	13.869098	14.664950	5.74%	0
2016	12.336885	13.869098	12.42%	0
2015	13.039018	12.336885	-5.38%	0
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.123874	14.850025	-1.81%	0
2017	14.606792	15.123874	3.54%	0
2016	13.563010	14.606792	7.70%	0
2015	13.706619	13.563010	-1.05%	0
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	11.823033	9.508306	-19.58%	0
2017	9.005469	11.823033	31.29%	0
2016	9.056593	9.005469	-0.56%	0
2015	10.115383	9.056593	-10.47%	0
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2018	19.744576	16.015203	-18.89%	733
2017	16.947046	19.744576	16.51%	1,272
2016	13.919059	16.947046	21.75%	0
2015	14.149392	13.919059	-1.63%	830
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
123

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	11.772580	9.576734	-18.65%	0
2017	9.690513	11.772580	21.49%	0
2016	8.277349	9.690513	17.07%	0
2015	9.732954	8.277349	-14.96%	1,374
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.679018	2.753976	2.80%	0
2017	3.305310	2.679018	-18.95%	0
2016	3.847588	3.305310	-14.09%	0
2015	4.095977	3.847588	-6.06%	0
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	28.635538	26.380970	-7.87%	0
2017	23.650926	28.635538	21.08%	0
2016	28.321042	23.650926	-16.49%	0
2015	27.749137	28.321042	2.06%	0
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	20.467146	18.977202	-7.28%	0
2017	17.357694	20.467146	17.91%	0
2016	16.020321	17.357694	8.35%	0
2015	16.289514	16.020321	-1.65%	0
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	17.924057	15.086584	-15.83%	0
2017	15.767441	17.924057	13.68%	0
2016	15.412368	15.767441	2.30%	0
2015	14.976080	15.412368	2.91%	841
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
124

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.241494	22.108334	-0.60%	0
2017	19.017816	22.241494	16.95%	0
2016	18.474974	19.017816	2.94%	0
2015	17.861744	18.474974	3.43%	0
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.575040	8.015143	-16.29%	0
2017	7.272344	9.575040	31.66%	0
2016	6.630451	7.272344	9.68%	0
2015	8.121093	6.630451	-18.36%	5,483
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.232860	11.226059	-15.17%	0
2017	11.187837	13.232860	18.28%	0
2016	10.503119	11.187837	6.52%	0
2015	11.928215	10.503119	-11.95%	0
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	19.236235	17.022146	-11.51%	0
2017	16.472910	19.236235	16.77%	0
2016	14.457585	16.472910	13.94%	0
2015	14.855205	14.457585	-2.68%	0
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.102896	22.804846	3.18%	0
2017	18.500701	22.102896	19.47%	0
2016	19.515808	18.500701	-5.20%	1,137
2015	18.808055	19.515808	3.76%	0
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
125

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.080507	16.444014	-13.82%	0
2017	15.777724	19.080507	20.93%	0
2016	13.585165	15.777724	16.14%	0
2015	14.237151	13.585165	-4.58%	852
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2018	12.681350	10.553983	-16.78%	0
2017	10.538021	12.681350	20.34%	0
2016	10.765287	10.538021	-2.11%	0
2015	11.293871	10.765287	-4.68%	0
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	24.994607	25.911345	3.67%	0
2017	18.594001	24.994607	34.42%	0
2016	17.833205	18.594001	4.27%	0
2015	14.997356	17.833205	18.91%	646
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	15.830643	13.819887	-12.70%	0
2017	13.526506	15.830643	17.03%	0
2016	13.634124	13.526506	-0.79%	0
2015	13.042135	13.634124	4.54%	0
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.071832	26.245106	-3.05%	0
2017	21.016650	27.071832	28.81%	0
2016	20.209102	21.016650	4.00%	0
2015	19.035550	20.209102	6.17%	0
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
126

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	10.914463	8.602114	-21.19%	0
2017	11.408803	10.914463	-4.33%	0
2016	9.298262	11.408803	22.70%	0
2015	12.281811	9.298262	-24.29%	0
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	18.866398	17.483398	-7.33%	0
2017	17.302819	18.866398	9.04%	0
2016	18.191630	17.302819	-4.89%	0
2015	17.629248	18.191630	3.19%	0
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.428518	2.930920	-14.51%	0
2017	3.296077	3.428518	4.02%	0
2016	2.140977	3.296077	53.95%	0
2015	3.227211	2.140977	-33.66%	2,127
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.507415	13.515847	-6.83%	0
2017	13.589294	14.507415	6.76%	0
2016	13.009264	13.589294	4.46%	0
2015	13.124736	13.009264	-0.88%	0
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.145794	3.237170	2.90%	0
2017	3.614183	3.145794	-12.96%	0
2016	3.857063	3.614183	-6.30%	0
2015	3.966880	3.857063	-2.77%	0
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
127

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	23.729395	21.044271	-11.32%	0
2017	17.717394	23.729395	33.93%	0
2016	14.041480	17.717394	26.18%	0
2015	14.632810	14.041480	-4.04%	0
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.814204	5.354752	11.23%	0
2017	6.752569	4.814204	-28.71%	0
2016	8.159501	6.752569	-17.24%	0
2015	7.405602	8.159501	10.18%	0
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.724333	4.248772	14.08%	0
2017	4.749554	3.724333	-21.59%	0
2016	5.108307	4.749554	-7.02%	0
2015	5.373588	5.108307	-4.94%	0
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.929584	1.851271	-4.06%	0
2017	2.612532	1.929584	-26.14%	0
2016	2.939920	2.612532	-11.14%	0
2015	3.422000	2.939920	-14.09%	0
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	21.902315	21.141377	-3.47%	649
2017	16.398036	21.902315	33.57%	1,126
2016	14.773225	16.398036	11.00%	0
2015	14.601877	14.773225	1.17%	740
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
128

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.064397	11.795987	-16.13%	0
2017	14.543571	14.064397	-3.29%	0
2016	12.099461	14.543571	20.20%	0
2015	12.062888	12.099461	0.30%	0
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	15.952449	14.905314	-6.56%	0
2017	14.746660	15.952449	8.18%	0
2016	14.971336	14.746660	-1.50%	0
2015	16.059035	14.971336	-6.77%	0
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	69.891615	62.397602	-10.72%	0
2017	42.022870	69.891615	66.32%	0
2016	39.155776	42.022870	7.32%	0
2015	34.885720	39.155776	12.24%	0
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.365858	0.319550	-12.66%	0
2017	0.672506	0.365858	-45.60%	0
2016	0.853063	0.672506	-21.17%	0
2015	1.170877	0.853063	-27.14%	0
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.137832	17.419449	1.64%	0
2017	15.677400	17.137832	9.32%	0
2016	13.788611	15.677400	13.70%	0
2015	14.910767	13.788611	-7.53%	0
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
129

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	11.339213	9.052518	-20.17%	0
2017	10.202812	11.339213	11.14%	0
2016	8.114790	10.202812	25.73%	0
2015	8.632978	8.114790	-6.00%	0
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	28.175005	22.978830	-18.44%	0
2017	23.482741	28.175005	19.98%	0
2016	18.162157	23.482741	29.29%	0
2015	22.227748	18.162157	-18.29%	0
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	33.168747	29.673540	-10.54%	0
2017	25.935192	33.168747	27.89%	0
2016	32.673514	25.935192	-20.62%	0
2015	30.487155	32.673514	7.17%	405
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	2.268274	1.901981	-16.15%	0
2017	2.198342	2.268274	3.18%	0
2016	2.015322	2.198342	9.08%	0
2015	3.081340	2.015322	-34.60%	0
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
130

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	35.352460	30.691774	-13.18%	0
2017	32.082098	35.352460	10.19%	0
2016	30.802188	32.082098	4.16%	0
2015	29.350002	30.802188	4.95%	0
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	39.373547	33.363417	-15.26%	374
2017	25.139312	39.373547	56.62%	649
2016	19.464016	25.139312	29.16%	0
2015	20.567932	19.464016	-5.37%	597
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.301830	15.783505	-13.76%	0
2017	14.133555	18.301830	29.49%	0
2016	11.504686	14.133555	22.85%	0
2015	11.404513	11.504686	0.88%	0
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	18.303638	13.474180	-26.39%	0
2017	19.763479	18.303638	-7.39%	0
2016	15.226612	19.763479	29.80%	0
2015	22.087723	15.226612	-31.06%	0
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
131

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	14.237620	7.644542	-46.31%	0
2017	17.712426	14.237620	-19.62%	0
2016	14.556830	17.712426	21.68%	1,351
2015	21.572235	14.556830	-32.52%	0
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	11.647757	9.323619	-19.95%	0
2017	9.166912	11.647757	27.06%	0
2016	9.826064	9.166912	-6.71%	0
2015	10.715496	9.826064	-8.30%	0
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.858664	12.876946	-13.34%	0
2017	13.012111	14.858664	14.19%	0
2016	11.370239	13.012111	14.44%	0
2015	11.986155	11.370239	-5.14%	1,353
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	21.038605	19.678076	-6.47%	0
2017	19.422981	21.038605	8.32%	0
2016	19.725072	19.422981	-1.53%	0
2015	21.036730	19.725072	-6.24%	0
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
132

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	27.272521	27.279595	0.03%	522
2017	22.466954	27.272521	21.39%	906
2016	25.180762	22.466954	-10.78%	0
2015	24.382111	25.180762	3.28%	479
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.394803	11.159881	-2.06%	0
2017	10.791845	11.394803	5.59%	0
2016	9.785640	10.791845	10.28%	1,996
2015	9.975273	9.785640	-1.90%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	40.372089	38.608115	-4.37%	0
2017	30.502316	40.372089	32.36%	0
2016	29.559416	30.502316	3.19%	0
2015	27.610460	29.559416	7.06%	370
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.330533	0.331230	0.21%	0
2017	0.548005	0.330533	-39.68%	0
2016	0.788376	0.548005	-30.49%	0
2015	0.867658	0.788376	-9.14%	0
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	2.605443	2.671547	2.54%	0
2017	2.894200	2.605443	-9.98%	0
2016	3.018009	2.894200	-4.10%	0
2015	3.092300	3.018009	-2.40%	0
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
133

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	1.407604	1.542270	9.57%	0
2017	1.647872	1.407604	-14.58%	0
2016	2.062414	1.647872	-20.10%	0
2015	2.111212	2.062414	-2.31%	0
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	0.654194	0.628420	-3.94%	0
2017	0.878818	0.654194	-25.56%	0
2016	0.982620	0.878818	-10.56%	0
2015	1.141483	0.982620	-13.92%	0
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.302237	1.429739	9.79%	0
2017	1.523496	1.302237	-14.52%	0
2016	1.934246	1.523496	-21.24%	16,109
2015	1.955763	1.934246	-1.10%	0
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	1.595950	1.639223	2.71%	0
2017	1.954375	1.595950	-18.34%	0
2016	2.247953	1.954375	-13.06%	0
2015	2.380825	2.247953	-5.58%	0
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
134

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	20.058233	15.268737	-23.88%	0
2017	13.507027	20.058233	48.50%	0
2016	12.557669	13.507027	7.56%	0
2015	11.348786	12.557669	10.65%	0
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	35.795414	30.611977	-14.48%	0
2017	30.162895	35.795414	18.67%	0
2016	27.863364	30.162895	8.25%	0
2015	28.116368	27.863364	-0.90%	567
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	51.272024	40.827733	-20.37%	278
2017	42.380525	51.272024	20.98%	482
2016	33.086215	42.380525	28.09%	0
2015	35.438010	33.086215	-6.64%	0
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	65.190900	58.409117	-10.40%	0
2017	38.928862	65.190900	67.46%	0
2016	35.950273	38.928862	8.29%	0
2015	31.743850	35.950273	13.25%	323
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
135

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	40.474020	39.262390	-2.99%	0
2017	31.241488	40.474020	29.55%	0
2016	29.835431	31.241488	4.71%	0
2015	27.898688	29.835431	6.94%	0
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2018	28.540038	25.285378	-11.40%	0
2017	21.919446	28.540038	30.20%	0
2016	19.170860	21.919446	14.34%	0
2015	19.544097	19.170860	-1.91%	0
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	12.174347	10.030087	-17.61%	0
2017	11.506761	12.174347	5.80%	0
2016	7.036161	11.506761	63.54%	857
2015	10.228120	7.036161	-31.21%	0
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	25.963805	23.770263	-8.45%	0
2017	24.638728	25.963805	5.38%	0
2016	22.638962	24.638728	8.83%	0
2015	23.507392	22.638962	-3.69%	0
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
136

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	28.215848	26.974824	-4.40%	0
2017	25.312253	28.215848	11.47%	0
2016	25.542147	25.312253	-0.90%	0
2015	26.200121	25.542147	-2.51%	0
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	36.745464	29.198325	-20.54%	0
2017	30.988383	36.745464	18.58%	0
2016	24.049218	30.988383	28.85%	0
2015	26.771181	24.049218	-10.17%	0
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	31.559024	26.375163	-16.43%	459
2017	22.260163	31.559024	41.77%	797
2016	18.711900	22.260163	18.96%	0
2015	19.258726	18.711900	-2.84%	0
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	25.315437	23.601062	-6.77%	0
2017	20.597278	25.315437	22.91%	0
2016	20.323054	20.597278	1.35%	0
2015	20.350019	20.323054	-0.13%	0
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
137

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	24.311325	20.819577	-14.36%	0
2017	21.236968	24.311325	14.48%	0
2016	18.308891	21.236968	15.99%	0
2015	20.449323	18.308891	-10.47%	0
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	28.636521	24.095916	-15.86%	0
2017	24.404527	28.636521	17.34%	0
2016	24.050912	24.404527	1.47%	0
2015	24.025990	24.050912	0.10%	0
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	25.078436	20.073709	-19.96%	0
2017	22.432762	25.078436	11.79%	0
2016	17.615700	22.432762	27.35%	0
2015	20.229889	17.615700	-12.92%	0
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	27.505187	24.719742	-10.13%	0
2017	23.981432	27.505187	14.69%	0
2016	20.449633	23.981432	17.27%	0
2015	20.775529	20.449633	-1.57%	0
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
138

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	20.237185	15.878697	-21.54%	0
2017	20.539291	20.237185	-1.47%	0
2016	15.779648	20.539291	30.16%	0
2015	18.473180	15.779648	-14.58%	0
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	6.427522	7.100625	10.47%	0
2017	7.899589	6.427522	-18.63%	0
2016	7.472097	7.899589	5.72%	0
2015	6.672050	7.472097	11.99%	0
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	28.333606	27.573589	-2.68%	0
2017	21.621543	28.333606	31.04%	0
2016	19.701931	21.621543	9.74%	1,009
2015	19.721672	19.701931	-0.10%	0
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	10.254990	9.594783	-6.44%	0
2017	9.805319	10.254990	4.59%	0
2016	8.452991	9.805319	16.00%	0
2015	9.172843	8.452991	-7.85%	0
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
139

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	35.231711	27.827542	-21.02%	410
2017	29.223599	35.231711	20.56%	711
2016	25.624589	29.223599	14.05%	0
2015	30.188422	25.624589	-15.12%	190
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	19.327601	19.816776	2.53%	692
2017	17.620527	19.327601	9.69%	1,201
2016	15.329464	17.620527	14.95%	1,239
2015	16.748678	15.329464	-8.47%	0
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.831531	5.964020	-12.70%	0
2017	5.795050	6.831531	17.89%	0
2016	6.424906	5.795050	-9.80%	0
2015	7.818742	6.424906	-17.83%	0
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.113936	10.700825	5.80%	0
2017	9.980520	10.113936	1.34%	0
2016	9.860565	9.980520	1.22%	0
2015	10.071484	9.860565	-2.09%	0
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.806789	8.906420	-17.58%	0
2017*	10.000000	10.806789	8.07%	0
140

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.224399	4.410403	-29.14%	0
2017	6.408617	6.224399	-2.87%	0
2016	4.513411	6.408617	41.99%	0
2015	6.864147	4.513411	-34.25%	0
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
143

Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept
144

applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
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A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
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Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for
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federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
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FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person, or qualifying widow(er) with dependent child)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2019, that amount is $12,750.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
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Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
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Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
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If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
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Tax Changes
H.R. 1, the Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America’s marketFLEX® Advisor Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2019
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2019. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $226 billion as of December 31, 2018.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Service Fee Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.

Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).
Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2018. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2018; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	15.357436	14.308059	-6.83%	0
2017	13.342334	15.357436	15.10%	0
2016	12.832322	13.342334	3.97%	0
2015	12.725669	12.832322	0.84%	294
2014	11.934706	12.725669	6.63%	4,619
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.702950	-22.97%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.889044	7.978004	-19.32%	984
2017	10.017703	9.889044	-1.28%	1,043
2016	7.147106	10.017703	40.16%	1,688
2015	11.565485	7.147106	-38.20%	1,149
2014	10.381188	11.565485	11.41%	14,314
2013*	10.000000	10.381188	3.81%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.488292	11.744662	-12.93%	2,138
2017	10.842839	13.488292	24.40%	2,950
2016	10.087511	10.842839	7.49%	797
2015	10.268307	10.087511	-1.76%	96
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.159786	10.796160	-3.26%	10,935
2017	10.813074	11.159786	3.21%	22,839
2016	10.405283	10.813074	3.92%	14,467
2015	10.716795	10.405283	-2.91%	16,277
2014	10.421360	10.716795	2.83%	23,690
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.606272	11.687447	-7.29%	12,537
2017	10.510048	12.606272	19.94%	9,908
2016	9.303074	10.510048	12.97%	26,098
2015*	10.000000	9.303074	-6.97%	24,013
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.246291	11.075363	-9.56%	22,426
2017	11.312011	12.246291	8.26%	31,992
2016	9.431478	11.312011	19.94%	26,405
2015*	10.000000	9.431478	-5.69%	34,311
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.160585	10.304766	-7.67%	8,486
2017	9.952094	11.160585	12.14%	10,179
2016	9.632415	9.952094	3.32%	10,224
2015	9.852555	9.632415	-2.23%	1,887
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.788090	13.130424	-11.21%	4,376
2017	11.824832	14.788090	25.06%	9,445
2016	11.662630	11.824832	1.39%	7,923
2015	11.717539	11.662630	-0.47%	8,475
2014	11.552940	11.717539	1.42%	965
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.206770	10.087294	-1.17%	4,324
2017	9.934281	10.206770	2.74%	4,498
2016*	10.000000	9.934281	-0.66%	419
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.478204	10.834297	-5.61%	18,408
2017	10.050333	11.478204	14.21%	15,480
2016	9.509833	10.050333	5.68%	4,864
2015	9.949330	9.509833	-4.42%	8,429
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.989176	11.971492	-7.83%	3,692
2017	11.200728	12.989176	15.97%	3,609
2016*	10.000000	11.200728	12.01%	1,903
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.944887	13.749799	-8.00%	35,893
2017	13.202482	14.944887	13.20%	41,223
2016	12.775888	13.202482	3.34%	42,827
2015	12.963391	12.775888	-1.45%	46,901
2014	12.775135	12.963391	1.47%	47,711
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.173288	9.342180	-8.17%	988
2017*	10.000000	10.173288	1.73%	1,630
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.265474	9.810384	-4.43%	1,170
2017*	10.000000	10.265474	2.65%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.260441	5.505636	-12.06%	9,107
2017	6.194702	6.260441	1.06%	10,042
2016	5.554899	6.194702	11.52%	14,669
2015	7.449589	5.554899	-25.43%	9,923
2014	9.017217	7.449589	-17.38%	6,617
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.959581	11.716730	-16.07%	10,253
2017	12.189246	13.959581	14.52%	8,996
2016	10.628513	12.189246	14.68%	7,779
2015	10.952124	10.628513	-2.95%	6,966
2014*	10.000000	10.952124	9.52%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.762932	10.705031	-0.54%	5,417
2017	10.451666	10.762932	2.98%	14,673
2016	9.636700	10.451666	8.46%	85,761
2015*	10.000000	9.636700	-3.63%	8,608
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.292552	-17.07%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	14.221607	13.362433	-6.04%	2,287
2017	12.559695	14.221607	13.23%	2,321
2016	12.267964	12.559695	2.38%	2,355
2015	12.330827	12.267964	-0.51%	15,111
2014	11.736547	12.330827	5.06%	25,888
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.131183	11.540006	-4.87%	65,170
2017	10.494591	12.131183	15.59%	20,610
2016*	10.000000	10.494591	4.95%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.263382	11.165689	-8.95%	29,071
2017	10.935375	12.263382	12.14%	46,642
2016	9.332078	10.935375	17.18%	52,881
2015*	10.000000	9.332078	-6.68%	61,876
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.148306	11.885677	-9.60%	436
2017	11.326175	13.148306	16.09%	195
2016*	10.000000	11.326175	13.26%	8,329
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.876589	13.754138	-0.88%	76,451
2017	10.339421	13.876589	34.21%	240,177
2016	10.329224	10.339421	0.10%	221,856
2015*	10.000000	10.329224	3.29%	297,727
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	11.088461	10.637958	-4.06%	5,526
2017	10.418232	11.088461	6.43%	113,675
2016	9.166447	10.418232	13.66%	414,744
2015*	10.000000	9.166447	-8.34%	13,043
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.385716	10.257346	-1.24%	24,384
2017	10.032081	10.385716	3.53%	25,725
2016*	10.000000	10.032081	0.32%	21,640
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.258231	9.552686	-6.88%	1,656
2017*	10.000000	10.258231	2.58%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	11.121693	10.758865	-3.26%	7,219
2017	10.388047	11.121693	7.06%	22,495
2016	9.660376	10.388047	7.53%	6,711
2015	9.895603	9.660376	-2.38%	5,503
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	17.445153	15.690642	-10.06%	2,931
2017	15.649290	17.445153	11.48%	2,931
2016	13.889197	15.649290	12.67%	5,413
2015	14.876228	13.889197	-6.63%	3,177
2014	14.529634	14.876228	2.39%	16,057
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.674890	12.074493	-4.74%	36,139
2017	11.609104	12.674890	9.18%	24,660
2016	10.227278	11.609104	13.51%	26,118
2015	11.053215	10.227278	-7.47%	26,024
2014	10.613278	11.053215	4.15%	35,098
2013*	10.000000	10.613278	6.13%	8,806
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	14.005187	12.377882	-11.62%	7,653
2017	12.954526	14.005187	8.11%	8,233
2016	11.600469	12.954526	11.67%	7,699
2015	12.094341	11.600469	-4.08%	9,021
2014	11.492925	12.094341	5.23%	16,833
2013*	10.000000	11.492925	14.93%	29,602
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.838511	9.983816	1.48%	31,953
2017	9.696156	9.838511	1.47%	32,298
2016	9.461858	9.696156	2.48%	30,299
2015*	10.000000	9.461858	-5.38%	1,535
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.663045	11.106901	-4.77%	0
2017	10.357621	11.663045	12.60%	0
2016	9.971815	10.357621	3.87%	0
2015	10.635555	9.971815	-6.24%	0
2014	10.278116	10.635555	3.48%	0
2013*	10.000000	10.278116	2.78%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	10.012913	10.103938	0.91%	2,522
2017	9.933311	10.012913	0.80%	0
2016	9.883125	9.933311	0.51%	346
2015	9.984186	9.883125	-1.01%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.459891	-5.40%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.360868	6.666087	-9.44%	1,347
2017	6.801709	7.360868	8.22%	3,784
2016	8.015950	6.801709	-15.15%	9,315
2015	8.178799	8.015950	-1.99%	25,170
2014	7.330022	8.178799	11.58%	7,745
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	12.233896	10.603181	-13.33%	834
2017	10.699852	12.233896	14.34%	3,373
2016	10.678148	10.699852	0.20%	5,184
2015	10.592950	10.678148	0.80%	21,181
2014	10.351532	10.592950	2.33%	1,556
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.501737	8.978761	-5.50%	7,824
2017	9.206293	9.501737	3.21%	15,765
2016	9.292746	9.206293	-0.93%	13,101
2015	9.165310	9.292746	1.39%	30,428
2014	8.796854	9.165310	4.19%	14,624
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.628246	11.482545	-1.25%	7,478
2017	11.289773	11.628246	3.00%	5,594
2016	10.446192	11.289773	8.08%	9,807
2015	10.417511	10.446192	0.28%	4,991
2014	10.221239	10.417511	1.92%	10,969
2013*	10.000000	10.221239	2.21%	7,156
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	12.179054	11.310314	-7.13%	5,902
2017	11.138830	12.179054	9.34%	6,199
2016	10.033630	11.138830	11.01%	6,529
2015	10.542871	10.033630	-4.83%	96
2014	10.018459	10.542871	5.23%	0
2013*	10.000000	10.018459	0.18%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	14.086610	13.260210	-5.87%	10,915
2017	11.964000	14.086610	17.74%	7,777
2016	12.334704	11.964000	-3.01%	7,594
2015	13.518753	12.334704	-8.76%	18,922
2014	14.334523	13.518753	-5.69%	19,470
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.443666	9.277997	-18.92%	38,654
2017	8.992932	11.443666	27.25%	21,234
2016	7.479334	8.992932	20.24%	16,229
2015	9.397920	7.479334	-20.42%	8,930
2014	9.899397	9.397920	-5.07%	21,398
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.449426	10.923075	-4.60%	3,758
2017	10.607207	11.449426	7.94%	9,294
2016	9.236558	10.607207	14.84%	5,997
2015	9.878752	9.236558	-6.50%	7,333
2014	10.075476	9.878752	-1.95%	8,677
2013*	10.000000	10.075476	0.75%	140,025
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.371816	10.218893	-1.47%	2,039
2017	10.031011	10.371816	3.40%	2,022
2016*	10.000000	10.031011	0.31%	736
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.214626	11.844552	-3.03%	746
2017	10.993968	12.214626	11.10%	1,349
2016*	10.000000	10.993968	9.94%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	13.096623	12.411267	-5.23%	252
2017	11.896422	13.096623	10.09%	457
2016	11.275649	11.896422	5.51%	677
2015	11.615929	11.275649	-2.93%	721
2014	11.193019	11.615929	3.78%	1,119
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.382273	12.383304	-7.46%	2,561
2017	12.266827	13.382273	9.09%	8,461
2016	11.143151	12.266827	10.08%	2,554
2015	11.326600	11.143151	-1.62%	4,866
2014	11.058166	11.326600	2.43%	501
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.731678	10.757283	-8.31%	6,105
2017	10.471087	11.731678	12.04%	8,950
2016	9.148997	10.471087	14.45%	13,411
2015	10.672170	9.148997	-14.27%	11,474
2014*	10.000000	10.672170	6.72%	3,571

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.749857	12.565263	-8.62%	2,071
2017	12.589751	13.749857	9.21%	3,414
2016	12.263638	12.589751	2.66%	1,945
2015	12.496246	12.263638	-1.86%	2,617
2014	11.025570	12.496246	13.34%	16,052
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.354078	12.409874	-7.07%	0
2017	11.567556	13.354078	15.44%	0
2016	11.014611	11.567556	5.02%	0
2015	11.837305	11.014611	-6.95%	0
2014	11.658102	11.837305	1.54%	0
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.428984	16.486286	-5.41%	51,315
2017	15.119755	17.428984	15.27%	62,659
2016	13.933935	15.119755	8.51%	39,874
2015	13.860518	13.933935	0.53%	25,393
2014	13.261356	13.860518	4.52%	13,165
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	11.027819	10.720500	-2.79%	16,937
2017	10.417953	11.027819	5.85%	27,784
2016	9.632077	10.417953	8.16%	17,779
2015	9.963583	9.632077	-3.33%	20,173
2014	9.634449	9.963583	3.42%	22,419
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.965006	10.901933	-8.88%	0
2017	10.148282	11.965006	17.90%	3,774
2016*	10.000000	10.148282	1.48%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.152726	1.53%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.596140	11.197488	-3.44%	0
2017	10.911175	11.596140	6.28%	0
2016	9.601222	10.911175	13.64%	448
2015	9.902799	9.601222	-3.05%	448
2014*	10.000000	9.902799	-0.97%	448

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.752688	13.004974	-5.44%	0
2017	11.073065	13.752688	24.20%	0
2016*	10.000000	11.073065	10.73%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.512511	10.426832	-0.82%	3,374
2017	10.240328	10.512511	2.66%	21,196
2016	10.058987	10.240328	1.80%	87,303
2015	10.090149	10.058987	-0.31%	72,355
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.644598	17.454438	-11.15%	7,119
2017	16.471989	19.644598	19.26%	4,355
2016	15.269217	16.471989	7.88%	4,370
2015	15.612006	15.269217	-2.20%	4,376
2014	15.007686	15.612006	4.03%	4,396
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.728359	14.681230	-6.66%	22,868
2017	14.100061	15.728359	11.55%	32,060
2016	13.348307	14.100061	5.63%	11,935
2015	13.552183	13.348307	-1.50%	25,451
2014	13.052518	13.552183	3.83%	11,265
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.628106	16.116488	-8.58%	0
2017	15.290834	17.628106	15.29%	0
2016	14.311923	15.290834	6.84%	0
2015	14.570179	14.311923	-1.77%	566
2014	13.979358	14.570179	4.23%	597
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	13.087986	12.689375	-3.05%	0
2017	12.361051	13.087986	5.88%	820
2016	11.869269	12.361051	4.14%	8,551
2015	12.011057	11.869269	-1.18%	991
2014	11.675789	12.011057	2.87%	1,274
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.986162	11.095251	-7.43%	0
2017	10.491138	11.986162	14.25%	0
2016	9.983708	10.491138	5.08%	0
2015	10.478758	9.983708	-4.72%	0
2014	10.293466	10.478758	1.80%	0
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.238307	11.321263	-7.49%	0
2017	10.436734	12.238307	17.26%	16,662
2016	9.870602	10.436734	5.74%	16,662
2015	10.423509	9.870602	-5.30%	389
2014	10.365571	10.423509	0.56%	0
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.687756	15.435075	-7.51%	8,998
2017	14.708422	16.687756	13.46%	9,080
2016	13.841926	14.708422	6.26%	20,107
2015	14.054273	13.841926	-1.51%	20,069
2014	13.500802	14.054273	4.10%	12,336
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	18.441831	16.613798	-9.91%	3,493
2017	15.689972	18.441831	17.54%	4,247
2016	14.648700	15.689972	7.11%	4,621
2015	14.940134	14.648700	-1.95%	7,135
2014	14.352919	14.940134	4.09%	7,647
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.851976	14.080580	-5.19%	1,087
2017	13.576827	14.851976	9.39%	1,088
2016	12.866354	13.576827	5.52%	1,090
2015	13.063647	12.866354	-1.51%	1,091
2014	12.608012	13.063647	3.61%	2,779
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.791647	11.567687	-1.90%	8,466
2017	11.414837	11.791647	3.30%	13,168
2016	11.096161	11.414837	2.87%	19,687
2015	11.204262	11.096161	-0.96%	14,276
2014	10.731068	11.204262	4.41%	49,618
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.339592	13.714881	-10.59%	2,264
2017	13.071084	15.339592	17.36%	2,157
2016	11.787733	13.071084	10.89%	2,157
2015	12.227234	11.787733	-3.59%	5,072
2014	11.909865	12.227234	2.66%	5,584
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	14.165982	12.999393	-8.24%	15,525
2017	12.500778	14.165982	13.32%	16,247
2016	11.544782	12.500778	8.28%	17,033
2015	11.804888	11.544782	-2.20%	50,820
2014	11.641814	11.804888	1.40%	55,510
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	13.068114	12.808581	-1.99%	744
2017	10.330742	13.068114	26.50%	4,964
2016*	10.000000	10.330742	3.31%	4,944
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.271321	10.088246	-17.79%	6,260
2017	8.711298	12.271321	40.87%	3,893
2016	8.123729	8.711298	7.23%	3,068
2015	9.714292	8.123729	-16.37%	4,002
2014*	10.000000	9.714292	-2.86%	2,949

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.363955	10.312110	-0.50%	25,197
2017	10.198129	10.363955	1.63%	35,106
2016	10.168689	10.198129	0.29%	51,308
2015	10.225766	10.168689	-0.56%	31,725
2014*	10.000000	10.225766	2.26%	33,030
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.664416	9.730114	0.68%	1,318,196
2017	9.687077	9.664416	-0.23%	1,277,211
2016	9.730571	9.687077	-0.45%	555,194
2015	9.774554	9.730571	-0.45%	2,339,125
2014	9.818731	9.774554	-0.45%	2,107,467
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.999114	10.295379	-14.20%	31,472
2017	9.651447	11.999114	24.32%	34,566
2016	9.606317	9.651447	0.47%	19,522
2015	9.743185	9.606317	-1.40%	2,781
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.187297	11.965272	-9.27%	465
2017	11.185397	13.187297	17.90%	9,642
2016	10.264071	11.185397	8.98%	10,145
2015	10.414408	10.264071	-1.44%	840
2014*	10.000000	10.414408	4.14%	865
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	12.003533	11.369784	-5.28%	14,109
2017	10.849993	12.003533	10.63%	18,718
2016	10.252738	10.849993	5.83%	23,931
2015	10.316998	10.252738	-0.62%	23,153
2014*	10.000000	10.316998	3.17%	21,220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.617094	11.747346	-6.89%	1,919
2017	11.039272	12.617094	14.29%	1,919
2016	10.292497	11.039272	7.26%	1,919
2015	10.394297	10.292497	-0.98%	0
2014*	10.000000	10.394297	3.94%	22,193
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.140247	10.889863	-2.25%	4,029
2017	10.588764	11.140247	5.21%	1,373
2016	10.201547	10.588764	3.80%	2,027
2015	10.220592	10.201547	-0.19%	3,968
2014*	10.000000	10.220592	2.21%	10,350

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	12.056288	11.326611	-6.05%	0
2017	10.620524	12.056288	13.52%	0
2016	10.092390	10.620524	5.23%	0
2015	10.477584	10.092390	-3.68%	0
2014	10.272656	10.477584	1.99%	0
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.409770	11.605734	-6.48%	0
2017	10.657886	12.409770	16.44%	0
2016	10.010173	10.657886	6.47%	0
2015	10.469481	10.010173	-4.39%	0
2014	10.337575	10.469481	1.28%	0
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.351015	11.596821	-6.11%	28,253
2017	10.986527	12.351015	12.42%	39,774
2016	10.300338	10.986527	6.66%	38,413
2015	10.381647	10.300338	-0.78%	136,498
2014*	10.000000	10.381647	3.82%	135,929
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.873765	11.825352	-8.14%	13,109
2017	11.083311	12.873765	16.15%	12,493
2016	10.262866	11.083311	7.99%	0
2015	10.385031	10.262866	-1.18%	4,181
2014*	10.000000	10.385031	3.85%	15,111
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.740936	11.251662	-4.17%	28,644
2017	10.799158	11.740936	8.72%	28,916
2016	10.262609	10.799158	5.23%	30,815
2015	10.312138	10.262609	-0.48%	34,162
2014*	10.000000	10.312138	3.12%	38,118
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.578259	11.978098	-11.78%	8,694
2017	11.780644	13.578259	15.26%	7,977
2016	9.837793	11.780644	19.75%	33,171
2015	10.139214	9.837793	-2.97%	2,890

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	16.484055	13.674136	-17.05%	4,292
2017	13.190195	16.484055	24.97%	9,495
2016	13.585454	13.190195	-2.91%	10,935
2015	13.736714	13.585454	-1.10%	7,955
2014	13.987890	13.736714	-1.80%	10,839
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.887509	8.959425	-17.71%	19,583
2017	8.925333	10.887509	21.98%	20,182
2016	8.540145	8.925333	4.51%	19,634
2015	9.063182	8.540145	-5.77%	5,791
2014*	10.000000	9.063182	-9.37%	5,372
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.865873	22.961967	-3.79%	5,553
2017	18.458429	23.865873	29.30%	10,797
2016	18.179878	18.458429	1.53%	17,226
2015	17.707873	18.179878	2.67%	8,444
2014	16.149070	17.707873	9.65%	8,553
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	21.084439	18.513763	-12.19%	17,657
2017	18.519829	21.084439	13.85%	14,430
2016	16.031082	18.519829	15.52%	15,464
2015	16.676586	16.031082	-3.87%	10,491
2014	15.195461	16.676586	9.75%	11,503
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	23.232027	21.497044	-7.47%	5,482
2017	18.300157	23.232027	26.95%	4,963
2016	17.333081	18.300157	5.58%	6,649
2015	17.471785	17.333081	-0.79%	5,147
2014	16.921295	17.471785	3.25%	8,707
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	24.654799	21.314615	-13.55%	13,904
2017	21.755346	24.654799	13.33%	11,002
2016	18.583907	21.755346	17.07%	8,087
2015	19.222566	18.583907	-3.32%	20,140
2014	16.501041	19.222566	16.49%	31,099
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.937547	13.689367	-8.36%	4,999
2017	12.011125	14.937547	24.36%	6,860
2016	11.140114	12.011125	7.82%	7,083
2015	11.106477	11.140114	0.30%	2,504
2014*	10.000000	11.106477	11.06%	5,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.765814	11.380378	-17.33%	17,272
2017	12.678790	13.765814	8.57%	17,175
2016	10.113343	12.678790	25.37%	19,019
2015	10.810067	10.113343	-6.45%	32,182
2014*	10.000000	10.810067	8.10%	53,115
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	14.188152	12.339574	-13.03%	9,346
2017	12.558331	14.188152	12.98%	5,961
2016	10.270100	12.558331	22.28%	6,255
2015	10.488008	10.270100	-2.08%	4,332
2014*	10.000000	10.488008	4.88%	5,215
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.646792	14.580132	-0.46%	12,384
2017	12.207492	14.646792	19.98%	12,339
2016	11.008752	12.207492	10.89%	7,417
2015	10.956024	11.008752	0.48%	114,751
2014*	10.000000	10.956024	9.56%	116,582
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.707342	12.136694	-4.49%	580
2017	12.025914	12.707342	5.67%	2,080
2016	11.271288	12.025914	6.70%	5,316
2015	12.001549	11.271288	-6.08%	11,424
2014	9.374249	12.001549	28.03%	10,781
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.714454	13.021932	-5.05%	68,006
2017	11.335784	13.714454	20.98%	72,092
2016	10.197396	11.335784	11.16%	61,056
2015	10.125725	10.197396	0.71%	69,573

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.530559	10.568891	0.36%	47,171
2017	10.413569	10.530559	1.12%	24,399
2016	10.206218	10.413569	2.03%	31,750
2015	10.287434	10.206218	-0.79%	14,964
2014	10.283154	10.287434	0.04%	26,929
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.242752	11.687522	-11.74%	20,578
2017	11.650353	13.242752	13.67%	25,204
2016	9.682189	11.650353	20.33%	38,870
2015	10.225108	9.682189	-5.31%	10,076
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.981656	9.262575	-7.20%	1,085
2017	9.398710	9.981656	6.20%	0
2016	9.502366	9.398710	-1.09%	0
2015	10.054021	9.502366	-5.49%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	11.093161	10.089983	-9.04%	0
2017	10.098072	11.093161	9.85%	0
2016	9.287745	10.098072	8.72%	0
2015	10.070008	9.287745	-7.77%	0
2014	10.145517	10.070008	-0.74%	0
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.910563	10.200978	-6.50%	68,614
2017	10.654177	10.910563	2.41%	142,147
2016	9.454909	10.654177	12.68%	96,130
2015	9.812580	9.454909	-3.65%	38,949
2014	9.720647	9.812580	0.95%	42,641
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.790768	10.386054	-3.75%	4,504
2017	10.614872	10.790768	1.66%	4,968
2016	10.216177	10.614872	3.90%	8,203
2015	10.526381	10.216177	-2.95%	6,691
2014	10.688987	10.526381	-1.52%	10,114
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	16.258161	14.017028	-13.78%	9,813
2017	11.980323	16.258161	35.71%	9,581
2016	12.053258	11.980323	-0.61%	11,443
2015	11.678841	12.053258	3.21%	6,503
2014	11.495279	11.678841	1.60%	8,820
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.527672	11.791732	-5.87%	16,717
2017	11.099274	12.527672	12.87%	16,735
2016	9.874977	11.099274	12.40%	19,602
2015	10.923169	9.874977	-9.60%	24,479
2014	10.922848	10.923169	0.00%	26,416
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	7.019750	5.995599	-14.59%	1,436
2017	6.909926	7.019750	1.59%	2,850
2016	6.042439	6.909926	14.36%	10,025
2015	8.165065	6.042439	-26.00%	5,709
2014	10.078617	8.165065	-18.99%	4,967
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.838650	10.889572	0.47%	1,384
2017	10.378369	10.838650	4.44%	1,943
2016	9.963556	10.378369	4.16%	3,385
2015	10.190795	9.963556	-2.23%	6,346
2014	9.944170	10.190795	2.48%	842
2013*	10.000000	9.944170	-0.56%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.778988	14.002206	-5.26%	3,219
2017	13.523029	14.778988	9.29%	7,785
2016	11.998602	13.523029	12.71%	15,836
2015	12.344820	11.998602	-2.80%	2,873
2014	12.228856	12.344820	0.95%	22,871
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.305267	11.724066	-4.72%	7,318
2017	11.390172	12.305267	8.03%	9,593
2016	11.007557	11.390172	3.48%	10,697
2015	11.534103	11.007557	-4.57%	18,501
2014	11.341428	11.534103	1.70%	12,084
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	15.597568	15.099737	-3.19%	73,008
2017	14.709562	15.597568	6.04%	129,246
2016	13.151172	14.709562	11.85%	210,192
2015	13.448533	13.151172	-2.21%	72,519
2014	13.086280	13.448533	2.77%	47,314
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.438632	10.421159	-0.17%	5,803
2017*	10.000000	10.438632	4.39%	2,626
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.155487	10.313328	1.55%	1,915
2017*	10.000000	10.155487	1.55%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.003699	11.462631	-4.51%	508
2017	10.888923	12.003699	10.24%	10,906
2016	10.629396	10.888923	2.44%	669
2015	11.502808	10.629396	-7.59%	4,289
2014	11.520143	11.502808	-0.15%	3,692
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.507224	10.484486	-0.22%	25,274
2017	10.424059	10.507224	0.80%	18,967
2016	10.336157	10.424059	0.85%	24,964
2015	10.361246	10.336157	-0.24%	44,061
2014	10.330781	10.361246	0.29%	51,451
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.803275	11.675260	-1.08%	41,835
2017	11.311588	11.803275	4.35%	84,619
2016	11.076412	11.311588	2.12%	46,853
2015	11.089266	11.076412	-0.12%	56,049
2014	10.693730	11.089266	3.70%	34,952
2013	10.967234	10.693730	-2.49%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	15.540243	14.856277	-4.40%	0
2017	14.586467	15.540243	6.54%	0
2016	12.877520	14.586467	13.27%	0
2015	13.507873	12.877520	-4.67%	0
2014	13.609232	13.507873	-0.74%	0
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	16.025321	15.855248	-1.06%	7,050
2017	15.361163	16.025321	4.32%	112,503
2016	14.156347	15.361163	8.51%	910,020
2015	14.198448	14.156347	-0.30%	17,146
2014	13.936637	14.198448	1.88%	21,887
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.528025	10.152274	-18.96%	4,762
2017	9.470874	12.528025	32.28%	7,716
2016	9.453084	9.470874	0.19%	4,865
2015	10.478578	9.453084	-9.79%	1,293
2014	10.693624	10.478578	-2.01%	1,352
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2018	20.764593	16.971224	-18.27%	1,259
2017	17.688727	20.764593	17.39%	6,557
2016	14.419051	17.688727	22.68%	4,372
2015	14.547208	14.419051	-0.88%	3,086
2014	13.239223	14.547208	9.88%	0
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	12.380926	10.148590	-18.03%	3,468
2017	10.114765	12.380926	22.40%	18,292
2016	8.574826	10.114765	17.96%	17,597
2015	10.006699	8.574826	-14.31%	3,041
2014	9.885176	10.006699	1.23%	0
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.838848	2.940553	3.58%	4,765
2017	3.476150	2.838848	-18.33%	4,765
2016	4.016042	3.476150	-13.44%	4,765
2015	4.243090	4.016042	-5.35%	0
2014	4.970478	4.243090	-14.63%	0
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	30.114109	27.955075	-7.17%	6,464
2017	24.685358	30.114109	21.99%	3,641
2016	29.337531	24.685358	-15.86%	3,821
2015	28.528475	29.337531	2.84%	1,877
2014	22.090761	28.528475	29.14%	6,197
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2018	21.687066	20.261902	-6.57%	25,822
2017	18.254192	21.687066	18.81%	64,470
2016	16.721201	18.254192	9.17%	29,734
2015	16.874070	16.721201	-0.91%	358,350
2014	15.206435	16.874070	10.97%	662,228
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.849691	15.986917	-15.19%	961
2017	16.457211	18.849691	14.54%	961
2016	15.965773	16.457211	3.08%	2,520
2015	15.396955	15.965773	3.69%	3,372
2014	14.031522	15.396955	9.73%	22,095
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	23.390111	23.427591	0.16%	6,908
2017	19.849794	23.390111	17.84%	8,377
2016	19.138372	19.849794	3.72%	6,035
2015	18.363719	19.138372	4.22%	6,594
2014	16.402770	18.363719	11.95%	19,505
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	10.146046	8.558043	-15.65%	16,716
2017	7.648246	10.146046	32.66%	51,399
2016	6.920800	7.648246	10.51%	46,830
2015	8.412754	6.920800	-17.73%	13,525
2014	8.750007	8.412754	-3.85%	11,771
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	14.021973	11.986384	-14.52%	0
2017	11.765995	14.021973	19.17%	2,470
2016	10.962891	11.765995	7.33%	213
2015	12.356451	10.962891	-11.28%	863
2014	13.587164	12.356451	-9.06%	292
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	20.229860	18.038130	-10.83%	977
2017	17.193734	20.229860	17.66%	3,110
2016	14.976866	17.193734	14.80%	6,263
2015	15.272807	14.976866	-1.94%	5,299
2014	13.586872	15.272807	12.41%	718
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	23.244303	24.165651	3.96%	3,714
2017	19.309989	23.244303	20.37%	1,022
2016	20.216434	19.309989	-4.48%	1,669
2015	19.336460	20.216434	4.55%	3,596
2014	15.702605	19.336460	23.14%	4,490
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	20.066003	17.425484	-13.16%	8,422
2017	16.468065	20.066003	21.85%	16,980
2016	14.073079	16.468065	17.02%	15,998
2015	14.637355	14.073079	-3.86%	9,901
2014	13.926732	14.637355	5.10%	6,976
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2018	13.437529	11.268757	-16.14%	3,376
2017	11.082557	13.437529	21.25%	28,815
2016	11.236509	11.082557	-1.37%	8,881
2015	11.699359	11.236509	-3.96%	24,386
2014	12.789147	11.699359	-8.52%	13,345
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	26.285486	27.457669	4.46%	3,193
2017	19.407547	26.285486	35.44%	4,351
2016	18.473651	19.407547	5.06%	3,329
2015	15.418929	18.473651	19.81%	5,059
2014	15.316781	15.418929	0.67%	211
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.774401	14.755642	-12.03%	228
2017	14.225275	16.774401	17.92%	403
2016	14.230773	14.225275	-0.04%	305
2015	13.510355	14.230773	5.33%	1,317
2014	13.147269	13.510355	2.76%	207
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	28.684976	28.021345	-2.31%	13,579
2017	22.101847	28.684976	29.79%	6,580
2016	21.092987	22.101847	4.78%	40,016
2015	19.718456	21.092987	6.97%	87,114
2014	16.928781	19.718456	16.48%	165,369
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.565454	9.184831	-20.58%	4,311
2017	11.998459	11.565454	-3.61%	4,745
2016	9.705346	11.998459	23.63%	4,503
2015	12.722760	9.705346	-23.72%	3,440
2014	14.338357	12.722760	-11.27%	3,102
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.840747	18.526807	-6.62%	393
2017	18.059743	19.840747	9.86%	19
2016	18.844745	18.059743	-4.17%	1,439
2015	18.124566	18.844745	3.97%	2,398
2014	15.253483	18.124566	18.82%	3,749
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.605818	3.106047	-13.86%	16,330
2017	3.440501	3.605818	4.81%	12,702
2016	2.218025	3.440501	55.12%	51,669
2015	3.318073	2.218025	-33.15%	11,025
2014	4.377846	3.318073	-24.21%	15,750
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2018	15.256561	14.322369	-6.12%	153
2017	14.183730	15.256561	7.56%	1,079
2016	13.476400	14.183730	5.25%	5,474
2015	13.493601	13.476400	-0.13%	34,101
2014	10.842267	13.493601	24.45%	30,697
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.333516	3.456524	3.69%	40
2017	3.801064	3.333516	-12.30%	8,728
2016	4.026011	3.801064	-5.59%	40,981
2015	4.109444	4.026011	-2.03%	1,677
2014	5.919044	4.109444	-30.57%	774
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.954879	22.300117	-10.64%	367
2017	18.492598	24.954879	34.95%	1,788
2016	14.545841	18.492598	27.13%	3,570
2015	15.044184	14.545841	-3.31%	24
2014	11.233438	15.044184	33.92%	4,450
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	5.101340	5.717400	12.08%	0
2017	7.101426	5.101340	-28.16%	0
2016	8.516488	7.101426	-16.62%	0
2015	7.671426	8.516488	11.02%	0
2014	7.938678	7.671426	-3.37%	0
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.946465	4.536528	14.95%	6,032
2017	4.994979	3.946465	-20.99%	0
2016	5.331884	4.994979	-6.32%	0
2015	5.566523	5.331884	-4.22%	5,768
2014	5.439412	5.566523	2.34%	0
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	2.044743	1.976717	-3.33%	5,743
2017	2.747616	2.044743	-25.58%	0
2016	3.068680	2.747616	-10.46%	317
2015	3.544960	3.068680	-13.44%	358
2014	4.417090	3.544960	-19.74%	358
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	23.033108	22.402670	-2.74%	4,426
2017	17.115247	23.033108	34.58%	1,976
2016	15.303577	17.115247	11.84%	5,833
2015	15.012129	15.303577	1.94%	5,147
2014	12.767238	15.012129	17.58%	2,209
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.790756	12.499984	-15.49%	0
2017	15.179775	14.790756	-2.56%	201
2016	12.533966	15.179775	21.11%	561
2015	12.401980	12.533966	1.06%	201
2014	12.387911	12.401980	0.11%	201
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.903539	15.914528	-5.85%	869
2017	15.508454	16.903539	9.00%	1,253
2016	15.626444	15.508454	-0.76%	2,122
2015	16.635452	15.626444	-6.07%	283
2014	12.251832	16.635452	35.78%	854
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	74.054305	66.619304	-10.04%	3,305
2017	44.191904	74.054305	67.57%	367
2016	40.867638	44.191904	8.13%	18,699
2015	36.136682	40.867638	13.09%	1,594
2014	26.722974	36.136682	35.23%	573
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.387715	0.341227	-11.99%	0
2017	0.707324	0.387715	-45.19%	0
2016	0.890465	0.707324	-20.57%	0
2015	1.212986	0.890465	-26.59%	8,935
2014	1.896543	1.212986	-36.04%	0
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	18.022794	18.458828	2.42%	4,766
2017	16.363119	18.022794	10.14%	2,781
2016	14.283737	16.363119	14.56%	1,436
2015	15.329821	14.283737	-6.82%	1,394
2014	12.232801	15.329821	25.32%	6,658
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	9.005832	7.244625	-19.56%	0
2017	8.042435	9.005832	11.98%	22,115
2016	6.348478	8.042435	26.68%	27,269
2015	6.702970	6.348478	-5.29%	0
2014	6.510686	6.702970	2.95%	2,282
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.815428	11.353623	-17.82%	2,052
2017	11.428189	13.815428	20.89%	14,630
2016	8.772481	11.428189	30.27%	1,730
2015	10.655192	8.772481	-17.67%	509
2014	10.901224	10.655192	-2.26%	1,442
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	41.014377	36.972849	-9.85%	2,661
2017	31.829004	41.014377	28.86%	4,669
2016	39.797137	31.829004	-20.02%	8,761
2015	36.854245	39.797137	7.99%	5,142
2014	27.899399	36.854245	32.10%	8,235
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	3.143023	2.655613	-15.51%	3,764
2017	3.023244	3.143023	3.96%	2,820
2016	2.750711	3.023244	9.91%	43,555
2015	4.173926	2.750711	-34.10%	0
2014	6.353664	4.173926	-34.31%	0
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	24.714232	21.619953	-12.52%	612
2017	22.259563	24.714232	11.03%	1,488
2016	21.211017	22.259563	4.94%	1,740
2015	20.058780	21.211017	5.74%	28,568
2014	17.890541	20.058780	12.12%	22,918
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	28.988248	24.751156	-14.62%	3,604
2017	18.369683	28.988248	57.80%	6,300
2016	14.115895	18.369683	30.13%	4,335
2015	14.804104	14.115895	-4.65%	11,060
2014	12.731735	14.804104	16.28%	23,429
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	19.074725	16.575674	-13.10%	0
2017	14.619907	19.074725	30.47%	7,905
2016	11.811240	14.619907	23.78%	14,274
2015	11.620180	11.811240	1.64%	41,647
2014	9.433450	11.620180	23.18%	10,966
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	8.038358	5.962646	-25.82%	5,316
2017	8.614265	8.038358	-6.69%	8,500
2016	6.586900	8.614265	30.78%	12,344
2015	9.482771	6.586900	-30.54%	7,253
2014	11.705655	9.482771	-18.99%	6,132
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.879329	2.639890	-45.90%	350
2017	6.024550	4.879329	-19.01%	1,763
2016	4.914007	6.024550	22.60%	24,144
2015	7.227221	4.914007	-32.01%	19,235
2014	10.274301	7.227221	-29.66%	1,857
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.856109	5.530012	-19.34%	5,350
2017	5.355326	6.856109	28.02%	20,964
2016	5.697256	5.355326	-6.00%	0
2015	6.166111	5.697256	-7.60%	1,806
2014	7.078122	6.166111	-12.88%	10,708
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.688707	10.207147	-12.68%	10,401
2017	10.159241	11.688707	15.05%	15,717
2016	8.810669	10.159241	15.31%	10,131
2015	9.217948	8.810669	-4.42%	14,868
2014	8.224990	9.217948	12.07%	1,301
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	19.071086	17.973946	-5.75%	77,328
2017	17.474268	19.071086	9.14%	13,066
2016	17.612717	17.474268	-0.79%	49,977
2015	18.642396	17.612717	-5.52%	74,040
2014	13.906603	18.642396	34.05%	114,828
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	24.466425	24.659681	0.79%	7,167
2017	20.003965	24.466425	22.31%	6,409
2016	22.251750	20.003965	-10.10%	6,085
2015	21.383656	22.251750	4.06%	28,189
2014	17.236879	21.383656	24.06%	44,883
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.668085	11.514763	-1.31%	0
2017	10.967666	11.668085	6.39%	0
2016	9.870371	10.967666	11.12%	6,371
2015	9.985830	9.870371	-1.16%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	26.736157	25.763278	-3.64%	789
2017	20.048402	26.736157	33.36%	5,601
2016	19.282710	20.048402	3.97%	2,421
2015	17.875605	19.282710	7.87%	7,489
2014	17.611796	17.875605	1.50%	1
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.586266	0.591984	0.98%	0
2017	0.964684	0.586266	-39.23%	0
2016	1.377381	0.964684	-29.96%	55,647
2015	1.504457	1.377381	-8.45%	0
2014	1.931719	1.504457	-22.12%	0
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	3.143589	3.247952	3.32%	0
2017	3.465744	3.143589	-9.30%	59,042
2016	3.586836	3.465744	-3.38%	2,034
2015	3.647434	3.586836	-1.66%	546
2014	4.879490	3.647434	-25.25%	10,664
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	2.106977	2.326164	10.40%	0
2017	2.448075	2.106977	-13.93%	0
2016	3.040871	2.448075	-19.49%	0
2015	3.089367	3.040871	-1.57%	0
2014	3.508940	3.089367	-11.96%	0
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.575093	1.524589	-3.21%	658,820
2017	2.100001	1.575093	-25.00%	13,690
2016	2.330392	2.100001	-9.89%	0
2015	2.686734	2.330392	-13.26%	0
2014	3.316794	2.686734	-19.00%	9,025
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.935658	2.141382	10.63%	69,958
2017	2.247510	1.935658	-13.88%	11,609
2016	2.832000	2.247510	-20.64%	0
2015	2.841934	2.832000	-0.35%	180,405
2014	3.131895	2.841934	-9.26%	7,110
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.663824	2.756935	3.50%	34,053
2017	3.237537	2.663824	-17.72%	9,725
2016	3.695886	3.237537	-12.40%	8,334
2015	3.884839	3.695886	-4.86%	0
2014	4.561764	3.884839	-14.84%	0
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	17.197621	13.191299	-23.30%	1,041
2017	11.493842	17.197621	49.62%	4,579
2016	10.605817	11.493842	8.37%	1,041
2015	9.512645	10.605817	11.49%	1,767
2014	11.296371	9.512645	-15.79%	0
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	21.752011	18.744298	-13.83%	1
2017	18.191650	21.752011	19.57%	405
2016	16.678569	18.191650	9.07%	8,595
2015	16.703190	16.678569	-0.15%	7,159
2014	15.610001	16.703190	7.00%	780
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	25.253230	20.262767	-19.76%	1,312
2017	20.717166	25.253230	21.90%	637
2016	16.052352	20.717166	29.06%	1,725
2015	17.063797	16.052352	-5.93%	782
2014	15.313310	17.063797	11.43%	3,236
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	59.588383	53.797483	-9.72%	5,202
2017	35.316549	59.588383	68.73%	36,478
2016	32.369483	35.316549	9.10%	48,974
2015	28.366798	32.369483	14.11%	254,389
2014	20.864062	28.366798	35.96%	367,802
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	30.152766	29.473482	-2.25%	12,389
2017	23.099944	30.152766	30.53%	21,182
2016	21.894630	23.099944	5.51%	11,398
2015	20.319154	21.894630	7.75%	84,423
2014	17.379084	20.319154	16.92%	133,953
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
Rydex Variable Trust - Nova Fund - Q/NQ
2018	22.368933	19.969443	-10.73%	30,718
2017	17.050973	22.368933	31.19%	25,384
2016	14.800874	17.050973	15.20%	115,500
2015	14.975346	14.800874	-1.17%	9,670
2014	12.685244	14.975346	18.05%	28,625
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.631474	4.675062	-16.98%	11,576
2017	5.282704	5.631474	6.60%	5,284
2016	3.206037	5.282704	64.77%	25,649
2015	4.625237	3.206037	-30.68%	341,832
2014	5.621199	4.625237	-17.72%	90,723
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	14.323465	13.213519	-7.75%	5,418
2017	13.490390	14.323465	6.18%	1,780
2016	12.302426	13.490390	9.66%	1,704
2015	12.678108	12.302426	-2.96%	18,999
2014	10.524444	12.678108	20.46%	7,969
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	20.863608	20.098260	-3.67%	338
2017	18.576053	20.863608	12.31%	0
2016	18.603955	18.576053	-0.15%	0
2015	18.939386	18.603955	-1.77%	831
2014	17.509382	18.939386	8.17%	33,067
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	20.623145	16.512662	-19.93%	2,797
2017	17.261432	20.623145	19.48%	843
2016	13.295537	17.261432	29.83%	4,053
2015	14.688798	13.295537	-9.49%	1,853
2014	14.148501	14.688798	3.82%	41,168
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	24.206308	20.384850	-15.79%	5,371
2017	16.945841	24.206308	42.85%	4,976
2016	14.137718	16.945841	19.86%	20,770
2015	14.441216	14.137718	-2.10%	26,893
2014	11.637405	14.441216	24.09%	59,900
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	24.670898	23.175856	-6.06%	46,956
2017	19.922177	24.670898	23.84%	35,464
2016	19.509270	19.922177	2.12%	42,963
2015	19.387961	19.509270	0.63%	104,760
2014	17.323968	19.387961	11.91%	120,555
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	19.468800	16.799914	-13.71%	37,620
2017	16.879137	19.468800	15.34%	27,066
2016	14.442607	16.879137	16.87%	30,713
2015	16.009442	14.442607	-9.79%	48,947
2014	14.495506	16.009442	10.44%	69,177
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	24.358869	20.653159	-15.21%	6,402
2017	20.603178	24.358869	18.23%	5,778
2016	20.152082	20.603178	2.24%	5,962
2015	19.979532	20.152082	0.86%	7,002
2014	20.386275	19.979532	-2.00%	51,572
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	18.974839	15.304206	-19.34%	7,005
2017	16.845627	18.974839	12.64%	5,313
2016	13.128983	16.845627	28.31%	26,570
2015	14.963656	13.128983	-12.26%	3,581
2014	14.084307	14.963656	6.24%	6,969
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	22.673605	20.533157	-9.44%	25,628
2017	19.620370	22.673605	15.56%	32,120
2016	16.605177	19.620370	18.16%	33,643
2015	16.742690	16.605177	-0.82%	20,057
2014	16.818398	16.742690	-0.45%	23,553
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	16.510417	13.053563	-20.94%	12,115
2017	16.630969	16.510417	-0.72%	14,539
2016	12.681076	16.630969	31.15%	57,832
2015	14.733738	12.681076	-13.93%	45,493
2014	14.608554	14.733738	0.86%	6,214
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.935976	8.833948	11.32%	4,417
2017	9.680202	7.935976	-18.02%	0
2016	9.087571	9.680202	6.52%	6,871
2015	8.053440	9.087571	12.84%	38
2014	6.580781	8.053440	22.38%	65,653
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	20.592470	20.193161	-1.94%	6,572
2017	15.596323	20.592470	32.03%	10,966
2016	14.104912	15.596323	10.57%	6,706
2015	14.012654	14.104912	0.66%	4,116
2014	12.766731	14.012654	9.76%	27,743
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	9.192896	8.666761	-5.72%	5,548
2017	8.723779	9.192896	5.38%	0
2016	7.464145	8.723779	16.88%	0
2015	8.038747	7.464145	-7.15%	0
2014	7.869256	8.038747	2.15%	0
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	20.994912	16.709392	-20.41%	0
2017	17.283894	20.994912	21.47%	8,419
2016	15.041485	17.283894	14.91%	11,812
2015	17.586844	15.041485	-14.47%	0
2014	14.386171	17.586844	22.25%	606
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	17.286802	17.859657	3.31%	1,973
2017	15.641604	17.286802	10.52%	1,165
2016	13.505728	15.641604	15.81%	1,418
2015	14.644914	13.505728	-7.78%	16,973
2014	11.970679	14.644914	22.34%	64,711
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.231849	5.482036	-12.03%	0
2017	5.246634	6.231849	18.78%	0
2016	5.773173	5.246634	-9.12%	0
2015	6.972644	5.773173	-17.20%	26,413
2014	8.969878	6.972644	-22.27%	1,159
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.434940	11.124717	6.61%	1,104
2017	10.219930	10.434940	2.10%	2,496
2016	10.021241	10.219930	1.98%	7,263
2015	10.158465	10.021241	-1.35%	10,890
2014	10.066024	10.158465	0.92%	101
2013*	10.000000	10.066024	0.66%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.861099	9.019570	-16.96%	162
2017*	10.000000	10.861099	8.61%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.546235	4.673908	-28.60%	6,726
2017	6.689353	6.546235	-2.14%	7,344
2016	4.675747	6.689353	43.06%	20,044
2015	7.057306	4.675747	-33.75%	8,235
2014	8.763254	7.057306	-19.47%	20,339
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	15.153170	14.089227	-7.02%	1,812
2017	13.191270	15.153170	14.87%	1,812
2016	12.712496	13.191270	3.77%	1,812
2015	12.632209	12.712496	0.64%	4,285
2014	11.870897	12.632209	6.41%	6,952
2013	10.276308	11.870897	15.52%	0
2012	9.123400	10.276308	12.64%	0
2011*	10.000000	9.123400	-8.77%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.692584	-23.07%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.807156	7.895943	-19.49%	0
2017	9.954691	9.807156	-1.48%	0
2016	7.116410	9.954691	39.88%	0
2015	11.539060	7.116410	-38.33%	2,075
2014	10.378333	11.539060	11.18%	4,757
2013*	10.000000	10.378333	3.78%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.403554	11.647293	-13.10%	352
2017	10.796335	13.403554	24.15%	309
2016	10.064411	10.796335	7.27%	0
2015	10.265422	10.064411	-1.96%	1,514
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	11.011310	10.631005	-3.45%	6,702
2017	10.690631	11.011310	3.00%	6,887
2016	10.308113	10.690631	3.71%	11,152
2015	10.638097	10.308113	-3.10%	8,768
2014	10.365662	10.638097	2.63%	11,108
2013	11.400120	10.365662	-9.07%	14,282
2012	10.685658	11.400120	6.69%	24,401
2011*	10.000000	10.685658	6.86%	13,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.538971	11.601553	-7.48%	4,018
2017	10.474899	12.538971	19.70%	3,495
2016	9.290565	10.474899	12.75%	3,698
2015*	10.000000	9.290565	-7.09%	3,495
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.180908	10.993972	-9.74%	4,379
2017	11.274191	12.180908	8.04%	4,965
2016	9.418794	11.274191	19.70%	6,617
2015*	10.000000	9.418794	-5.81%	5,057

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.090471	10.219332	-7.85%	863
2017	9.909422	11.090471	11.92%	1,184
2016	9.610353	9.909422	3.11%	2,214
2015	9.849784	9.610353	-2.43%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.650054	12.981552	-11.39%	1,424
2017	11.737949	14.650054	24.81%	1,295
2016	11.600196	11.737949	1.19%	2,188
2015	11.678292	11.600196	-0.67%	4,384
2014	11.537428	11.678292	1.22%	2,804
2013*	10.000000	11.537428	15.37%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.172796	10.033409	-1.37%	0
2017	9.921086	10.172796	2.54%	0
2016*	10.000000	9.921086	-0.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.406090	10.744477	-5.80%	807
2017	10.007230	11.406090	13.98%	4,516
2016	9.488056	10.007230	5.47%	4,784
2015	9.946530	9.488056	-4.61%	7,591
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.945961	11.907552	-8.02%	104
2017	11.185857	12.945961	15.74%	0
2016*	10.000000	11.185857	11.86%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.716530	13.512331	-8.18%	3,971
2017	13.026834	14.716530	12.97%	4,246
2016	12.631210	13.026834	3.13%	5,872
2015	12.842388	12.631210	-1.64%	5,881
2014	12.681370	12.842388	1.27%	7,710
2013	11.156091	12.681370	13.67%	4,753
2012	10.211487	11.156091	9.25%	4,875
2011	10.666431	10.211487	-4.27%	2,426
2010*	10.000000	10.666431	6.66%	909
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.159737	9.310883	-8.36%	958
2017*	10.000000	10.159737	1.60%	5,092
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.251805	9.777540	-4.63%	0
2017*	10.000000	10.251805	2.52%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.164718	5.410499	-12.23%	3,456
2017	6.112227	6.164718	0.86%	3,625
2016	5.491949	6.112227	11.29%	4,399
2015	7.380036	5.491949	-25.58%	3,712
2014	8.951038	7.380036	-17.55%	903
2013	10.040915	8.951038	-10.85%	903
2012	10.323037	10.040915	-2.73%	926
2011	11.895370	10.323037	-13.22%	278
2010*	10.000000	11.895370	18.95%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.857164	11.607245	-16.24%	1,681
2017	12.124099	13.857164	14.29%	1,681
2016	10.592916	12.124099	14.45%	7,948
2015	10.937410	10.592916	-3.15%	1,681
2014*	10.000000	10.937410	9.37%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.705400	10.626297	-0.74%	4,155
2017	10.416666	10.705400	2.77%	314
2016	9.623708	10.416666	8.24%	0
2015*	10.000000	9.623708	-3.76%	324
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.281388	-17.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	14.032428	13.158040	-6.23%	4,688
2017	12.417493	14.032428	13.01%	4,871
2016	12.153415	12.417493	2.17%	5,007
2015	12.240281	12.153415	-0.71%	7,691
2014	11.673812	12.240281	4.85%	5,337
2013	10.187510	11.673812	14.59%	3,593
2012	9.136439	10.187510	11.50%	0
2011*	10.000000	9.136439	-8.64%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.090816	11.478369	-5.07%	3,241
2017	10.480648	12.090816	15.36%	0
2016*	10.000000	10.480648	4.81%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.197832	11.083567	-9.13%	112
2017	10.898755	12.197832	11.92%	0
2016	9.319485	10.898755	16.95%	2,091
2015*	10.000000	9.319485	-6.81%	1,996
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.104555	11.822171	-9.79%	582
2017	11.311131	13.104555	15.86%	14,942
2016*	10.000000	11.311131	13.11%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.802453	13.653004	-1.08%	7,065
2017	10.304796	13.802453	33.94%	9,010
2016	10.315291	10.304796	-0.10%	7,267
2015*	10.000000	10.315291	3.15%	67,136
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	11.029179	10.559706	-4.26%	0
2017	10.383336	11.029179	6.22%	5,809
2016	9.154070	10.383336	13.43%	16,943
2015*	10.000000	9.154070	-8.46%	341
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.351139	10.202543	-1.44%	0
2017	10.018756	10.351139	3.32%	0
2016*	10.000000	10.018756	0.19%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.244561	9.520678	-7.07%	440
2017*	10.000000	10.244561	2.45%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	11.051829	10.669681	-3.46%	1,368
2017	10.343505	11.051829	6.85%	4,468
2016	9.638259	10.343505	7.32%	4,629
2015	9.892822	9.638259	-2.57%	5,010
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	17.178591	15.419659	-10.24%	2,497
2017	15.441088	17.178591	11.25%	2,685
2016	13.731930	15.441088	12.45%	2,781
2015	14.737401	13.731930	-6.82%	2,781
2014	14.423036	14.737401	2.18%	2,781
2013	11.729291	14.423036	22.97%	2,066
2012	10.236644	11.729291	14.58%	2,653
2011	10.464819	10.236644	-2.18%	2,284
2010*	10.000000	10.464819	4.65%	1,974
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.556607	11.937645	-4.93%	12,142
2017	11.523851	12.556607	8.96%	5,430
2016	10.172538	11.523851	13.28%	4,500
2015	11.016193	10.172538	-7.66%	6,469
2014	10.599026	11.016193	3.94%	8,575
2013*	10.000000	10.599026	5.99%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.874463	12.237564	-11.80%	0
2017	12.859362	13.874463	7.89%	0
2016	11.538379	12.859362	11.45%	0
2015	12.053835	11.538379	-4.28%	0
2014	11.477497	12.053835	5.02%	287
2013*	10.000000	11.477497	14.77%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.785982	9.910443	1.27%	2,818
2017	9.663739	9.785982	1.26%	2,324
2016	9.449132	9.663739	2.27%	1,917
2015*	10.000000	9.449132	-5.51%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.566574	10.992772	-4.96%	0
2017	10.292553	11.566574	12.38%	0
2016	9.929059	10.292553	3.66%	0
2015	10.611266	9.929059	-6.43%	0
2014	10.275291	10.611266	3.27%	0
2013*	10.000000	10.275291	2.75%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.949978	10.020161	0.71%	1,130
2017	9.890699	9.949978	0.60%	0
2016	9.860479	9.890699	0.31%	0
2015	9.981382	9.860479	-1.21%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.447172	-5.53%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.228181	6.532695	-9.62%	0
2017	6.692499	7.228181	8.00%	343
2016	7.903077	6.692499	-15.32%	7,154
2015	8.079856	7.903077	-2.19%	6,096
2014	7.255918	8.079856	11.36%	0
2013	7.119055	7.255918	1.92%	3,622
2012	8.069913	7.119055	-11.78%	0
2011	8.889540	8.069913	-9.22%	0
2010	9.275679	8.889540	-4.16%	0
2009	9.726864	9.275679	-4.64%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.980395	10.362484	-13.50%	824
2017	10.499162	11.980395	14.11%	6,346
2016	10.498891	10.499162	0.00%	4,560
2015	10.436087	10.498891	0.60%	4,575
2014	10.218773	10.436087	2.13%	80
2013	8.756878	10.218773	16.69%	0
2012	8.440297	8.756878	3.75%	0
2011	9.092071	8.440297	-7.17%	0
2010	8.229190	9.092071	10.49%	0
2009	6.507020	8.229190	26.47%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.304865	8.774956	-5.69%	2,239
2017	9.033635	9.304865	3.00%	9,174
2016	9.136770	9.033635	-1.13%	6,179
2015	9.029612	9.136770	1.19%	12,121
2014	8.684070	9.029612	3.98%	2,837
2013	8.598723	8.684070	0.99%	2,956
2012	8.466721	8.598723	1.56%	2,478
2011	8.243308	8.466721	2.71%	2,758
2010	7.814181	8.243308	5.49%	0
2009	8.132339	7.814181	-3.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.519735	11.352412	-1.45%	4,589
2017	11.206865	11.519735	2.79%	2,304
2016	10.390293	11.206865	7.86%	2,661
2015	10.382633	10.390293	0.07%	1,583
2014	10.207511	10.382633	1.72%	3,019
2013*	10.000000	10.207511	2.08%	27,559
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	12.078286	11.194060	-7.32%	676
2017	11.068839	12.078286	9.12%	1,101
2016	9.990600	11.068839	10.79%	14,354
2015	10.518803	9.990600	-5.02%	0
2014	10.015704	10.518803	5.02%	0
2013*	10.000000	10.015704	0.16%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.871347	13.031178	-6.06%	0
2017	11.804801	13.871347	17.51%	371
2016	12.195004	11.804801	-3.20%	1,987
2015	13.392563	12.195004	-8.94%	2,629
2014	14.229328	13.392563	-5.88%	2,710
2013	11.445870	14.229328	24.32%	3,949
2012	9.667159	11.445870	18.40%	1,288
2011	10.485860	9.667159	-7.81%	613
2010*	10.000000	10.485860	4.86%	1,459

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.336839	9.172783	-19.09%	6,877
2017	8.926844	11.336839	27.00%	4,042
2016	7.439255	8.926844	20.00%	1,326
2015	9.366411	7.439255	-20.58%	927
2014	9.886094	9.366411	-5.26%	779
2013*	10.000000	9.886094	-1.14%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.342573	10.799264	-4.79%	2,025
2017	10.529295	11.342573	7.72%	2,025
2016	9.187107	10.529295	14.61%	2,025
2015	9.845657	9.187107	-6.69%	3,302
2014	10.061946	9.845657	-2.15%	3,302
2013*	10.000000	10.061946	0.62%	5,971
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.337299	10.164331	-1.67%	0
2017	10.017689	10.337299	3.19%	0
2016*	10.000000	10.017689	0.18%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.173989	11.781293	-3.23%	2,026
2017	10.979381	12.173989	10.88%	4,222
2016*	10.000000	10.979381	9.79%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.922378	12.221406	-5.42%	1,799
2017	11.761693	12.922378	9.87%	1,799
2016	11.170320	11.761693	5.29%	1,799
2015	11.530589	11.170320	-3.12%	1,799
2014	11.133153	11.530589	3.57%	4,472
2013	10.324077	11.133153	7.84%	1,799
2012	9.510693	10.324077	8.55%	0
2011*	10.000000	9.510693	-4.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.204177	12.193808	-7.65%	0
2017	12.127877	13.204177	8.87%	3,741
2016	11.039039	12.127877	9.86%	0
2015	11.243383	11.039039	-1.82%	0
2014	10.999024	11.243383	2.22%	0
2013	12.133401	10.999024	-9.35%	0
2012	10.360882	12.133401	17.11%	0
2011*	10.000000	10.360882	3.61%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.645584	10.656752	-8.49%	0
2017	10.415110	11.645584	11.81%	624
2016	9.118345	10.415110	14.22%	624
2015	10.657839	9.118345	-14.44%	2,247
2014*	10.000000	10.657839	6.58%	624

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.566922	12.373023	-8.80%	1,506
2017	12.447176	13.566922	9.00%	1,506
2016	12.149088	12.447176	2.45%	1,413
2015	12.404457	12.149088	-2.06%	1,781
2014	10.966614	12.404457	13.11%	2,601
2013	10.755075	10.966614	1.97%	831
2012	8.330936	10.755075	29.10%	0
2011*	10.000000	8.330936	-16.69%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.176395	12.220005	-7.26%	0
2017	11.436545	13.176395	15.21%	0
2016	10.911723	11.436545	4.81%	0
2015	11.750355	10.911723	-7.14%	0
2014	11.595767	11.750355	1.33%	88
2013	10.083229	11.595767	15.00%	0
2012	8.926709	10.083229	12.96%	0
2011*	10.000000	8.926709	-10.73%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.197146	16.234103	-5.60%	8,497
2017	14.948559	17.197146	15.04%	6,468
2016	13.803818	14.948559	8.29%	17,907
2015	13.758722	13.803818	0.33%	9,555
2014	13.190462	13.758722	4.31%	8,761
2013	10.769179	13.190462	22.48%	1,574
2012	9.367556	10.769179	14.96%	0
2011*	10.000000	9.367556	-6.32%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.924905	10.599013	-2.98%	1,689
2017	10.341440	10.924905	5.64%	3,033
2016	9.580522	10.341440	7.94%	2,876
2015	9.930202	9.580522	-3.52%	1,981
2014	9.621502	9.930202	3.21%	2,538
2013*	10.000000	9.621502	-3.78%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.925189	10.843693	-9.07%	0
2017	10.134797	11.925189	17.67%	0
2016*	10.000000	10.134797	1.35%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.139084	1.39%	136
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.510641	11.092468	-3.63%	0
2017	10.852458	11.510641	6.06%	0
2016	9.568717	10.852458	13.42%	0
2015	9.889153	9.568717	-3.24%	0
2014*	10.000000	9.889153	-1.11%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.706930	12.935497	-5.63%	428
2017	11.058361	13.706930	23.95%	0
2016*	10.000000	11.058361	10.58%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.446463	10.340389	-1.02%	1,805
2017	10.196409	10.446463	2.45%	1,352
2016	10.035961	10.196409	1.60%	1,307
2015	10.087312	10.035961	-0.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.344410	17.152967	-11.33%	0
2017	16.252826	19.344410	19.02%	0
2016	15.096292	16.252826	7.66%	0
2015	15.466282	15.096292	-2.39%	0
2014	14.897537	15.466282	3.82%	0
2013	11.581378	14.897537	28.63%	0
2012	10.036160	11.581378	15.40%	0
2011	10.789895	10.036160	-6.99%	0
2010*	10.000000	10.789895	7.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.488047	14.427700	-6.85%	0
2017	13.912489	15.488047	11.32%	0
2016	13.197168	13.912489	5.42%	0
2015	13.425714	13.197168	-1.70%	19,439
2014	12.956732	13.425714	3.62%	0
2013	11.374343	12.956732	13.91%	0
2012	10.308693	11.374343	10.34%	0
2011	10.517474	10.308693	-1.99%	0
2010*	10.000000	10.517474	5.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.358756	15.838161	-8.76%	0
2017	15.087404	17.358756	15.05%	0
2016	14.149852	15.087404	6.63%	0
2015	14.434185	14.149852	-1.97%	0
2014	13.876761	14.434185	4.02%	5,873
2013	11.520053	13.876761	20.46%	0
2012	10.203552	11.520053	12.90%	0
2011	10.636906	10.203552	-4.07%	0
2010*	10.000000	10.636906	6.37%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.888002	12.470232	-3.24%	0
2017	12.196606	12.888002	5.67%	3,216
2016	11.734877	12.196606	3.93%	3,216
2015	11.898966	11.734877	-1.38%	1,703
2014	11.590112	11.898966	2.66%	0
2013	11.117535	11.590112	4.25%	0
2012	10.409840	11.117535	6.80%	3,180
2011	10.332048	10.409840	0.75%	3,184
2010*	10.000000	10.332048	3.32%	2,722
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.886987	10.981208	-7.62%	0
2017	10.425222	11.886987	14.02%	0
2016	9.940885	10.425222	4.87%	0
2015	10.454817	9.940885	-4.92%	0
2014	10.290632	10.454817	1.60%	0
2013*	10.000000	10.290632	2.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.137049	11.204899	-7.68%	0
2017	10.371155	12.137049	17.03%	0
2016	9.828273	10.371155	5.52%	0
2015	10.399712	9.828273	-5.49%	0
2014	10.362716	10.399712	0.36%	0
2013*	10.000000	10.362716	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.432809	15.168543	-7.69%	236
2017	14.512766	16.432809	13.23%	296
2016	13.685210	14.512766	6.05%	4,947
2015	13.923124	13.685210	-1.71%	5,508
2014	13.401738	13.923124	3.89%	6,201
2013	11.450679	13.401738	17.04%	6,922
2012	10.256987	11.450679	11.64%	6,975
2011	10.570531	10.256987	-2.97%	0
2010*	10.000000	10.570531	5.71%	490
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	18.160016	16.326848	-10.09%	0
2017	15.481207	18.160016	17.30%	0
2016	14.482803	15.481207	6.89%	0
2015	14.800686	14.482803	-2.15%	0
2014	14.247565	14.800686	3.88%	0
2013	11.539403	14.247565	23.47%	0
2012	10.136582	11.539403	13.84%	0
2011	10.702737	10.136582	-5.29%	4,108
2010*	10.000000	10.702737	7.03%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.625029	13.837398	-5.39%	0
2017	13.396190	14.625029	9.17%	0
2016	12.720654	13.396190	5.31%	0
2015	12.941708	12.720654	-1.71%	0
2014	12.515465	12.941708	3.41%	0
2013	11.324627	12.515465	10.52%	0
2012	10.358504	11.324627	9.33%	0
2011	10.454420	10.358504	-0.92%	0
2010*	10.000000	10.454420	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.634793	11.390747	-2.10%	482
2017	11.285595	11.634793	3.09%	696
2016	10.992547	11.285595	2.67%	5,857
2015	11.121979	10.992547	-1.16%	5,243
2014	10.673705	11.121979	4.20%	1,585
2013	10.968249	10.673705	-2.69%	0
2012	10.306564	10.968249	6.42%	0
2011*	10.000000	10.306564	3.07%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.187471	13.551415	-10.77%	0
2017	12.967425	15.187471	17.12%	0
2016	11.717729	12.967425	10.67%	0
2015	12.179092	11.717729	-3.79%	0
2014	11.886859	12.179092	2.46%	2,417
2013*	10.000000	11.886859	18.87%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	14.025513	12.844476	-8.42%	0
2017	12.401656	14.025513	13.09%	0
2016	11.476226	12.401656	8.06%	0
2015	11.758413	11.476226	-2.40%	0
2014	11.619330	11.758413	1.20%	0
2013*	10.000000	11.619330	16.19%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	13.023919	12.739471	-2.18%	0
2017	10.316455	13.023919	26.24%	0
2016*	10.000000	10.316455	3.16%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.180886	9.993645	-17.96%	5,962
2017	8.664431	12.180886	40.58%	6,707
2016	8.096228	8.664431	7.02%	7,253
2015	9.700920	8.096228	-16.54%	5,705
2014*	10.000000	9.700920	-2.99%	2,201

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.287556	10.215414	-0.70%	0
2017	10.143271	10.287556	1.42%	0
2016	10.134301	10.143271	0.09%	303
2015	10.211704	10.134301	-0.76%	5,835
2014*	10.000000	10.211704	2.12%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.509336	9.554643	0.48%	113,591
2017	9.550758	9.509336	-0.43%	68,315
2016	9.612877	9.550758	-0.65%	73,102
2015	9.675770	9.612877	-0.65%	215,845
2014	9.739073	9.675770	-0.65%	185,470
2013	9.802785	9.739073	-0.65%	113,738
2012	9.867097	9.802785	-0.65%	79,218
2011	9.931458	9.867097	-0.65%	105,699
2010	9.996427	9.931458	-0.65%	49,519
2009*	10.000000	9.996427	-0.04%	28,196
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.923718	10.210018	-14.37%	9,994
2017	9.610045	11.923718	24.08%	14,922
2016	9.584313	9.610045	0.27%	13,864
2015	9.740445	9.584313	-1.60%	8,631
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.090107	11.853068	-9.45%	799
2017	11.125234	13.090107	17.66%	799
2016	10.229356	11.125234	8.76%	1,433
2015	10.400078	10.229356	-1.64%	1,634
2014*	10.000000	10.400078	4.00%	799
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.915054	11.263179	-5.47%	0
2017	10.791633	11.915054	10.41%	3,713
2016	10.218066	10.791633	5.61%	3,713
2015	10.302803	10.218066	-0.82%	1,951
2014*	10.000000	10.302803	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.524106	11.637203	-7.08%	0
2017	10.979893	12.524106	14.06%	0
2016	10.257684	10.979893	7.04%	0
2015	10.379991	10.257684	-1.18%	0
2014*	10.000000	10.379991	3.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	11.058112	10.787743	-2.44%	7,350
2017	10.531791	11.058112	5.00%	4,949
2016	10.167034	10.531791	3.59%	4,949
2015	10.206522	10.167034	-0.39%	2,472
2014*	10.000000	10.206522	2.07%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.956512	11.210170	-6.24%	0
2017	10.553768	11.956512	13.29%	0
2016	10.049078	10.553768	5.02%	0
2015	10.453640	10.049078	-3.87%	0
2014	10.269827	10.453640	1.79%	0
2013*	10.000000	10.269827	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.307107	11.486475	-6.67%	0
2017	10.590917	12.307107	16.20%	0
2016	9.967249	10.590917	6.26%	0
2015	10.445571	9.967249	-4.58%	0
2014	10.334728	10.445571	1.07%	0
2013*	10.000000	10.334728	3.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.259983	11.488071	-6.30%	8,801
2017	10.927436	12.259983	12.19%	8,801
2016	10.265504	10.927436	6.45%	8,801
2015	10.367357	10.265504	-0.98%	8,801
2014*	10.000000	10.367357	3.67%	8,801
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.778859	11.714452	-8.33%	2,132
2017	11.023679	12.778859	15.92%	0
2016	10.228141	11.023679	7.78%	0
2015	10.370739	10.228141	-1.38%	0
2014*	10.000000	10.370739	3.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.654395	11.146167	-4.36%	0
2017	10.741076	11.654395	8.50%	0
2016	10.227888	10.741076	5.02%	0
2015	10.297948	10.227888	-0.68%	0
2014*	10.000000	10.297948	2.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.492979	11.878800	-11.96%	3,839
2017	11.730146	13.492979	15.03%	1,588
2016	9.815277	11.730146	19.51%	6,472
2015	10.136364	9.815277	-3.17%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	16.232145	13.437929	-17.21%	421
2017	13.014674	16.232145	24.72%	1,586
2016	13.431588	13.014674	-3.10%	1,770
2015	13.608490	13.431588	-1.30%	133
2014	13.885226	13.608490	-1.99%	0
2013	11.543129	13.885226	20.29%	0
2012	10.057839	11.543129	14.77%	0
2011	11.201438	10.057839	-10.21%	0
2010*	10.000000	11.201438	12.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.807222	8.875370	-17.88%	1,469
2017	8.877292	10.807222	21.74%	1,656
2016	8.511234	8.877292	4.30%	3,641
2015	9.050701	8.511234	-5.96%	580
2014*	10.000000	9.050701	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.501229	22.565437	-3.98%	770
2017	18.212865	23.501229	29.04%	1,583
2016	17.974030	18.212865	1.33%	1,666
2015	17.542622	17.974030	2.46%	988
2014	16.030569	17.542622	9.43%	910
2013	12.004328	16.030569	33.54%	307
2012	10.403867	12.004328	15.38%	0
2011	10.821604	10.403867	-3.86%	0
2010*	10.000000	10.821604	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.762218	18.193983	-12.37%	3,111
2017	18.273389	20.762218	13.62%	5,982
2016	15.849516	18.273389	15.29%	809
2015	16.520910	15.849516	-4.06%	216
2014	15.083917	16.520910	9.53%	242
2013	11.244108	15.083917	34.15%	0
2012	9.624716	11.244108	16.83%	26
2011	10.316045	9.624716	-6.70%	440
2010*	10.000000	10.316045	3.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.877073	21.125804	-7.66%	1,016
2017	18.056712	22.877073	26.70%	1,486
2016	17.136820	18.056712	5.37%	340
2015	17.308738	17.136820	-0.99%	701
2014	16.797144	17.308738	3.05%	129
2013	12.197946	16.797144	37.70%	31
2012	10.709572	12.197946	13.90%	0
2011	11.281626	10.709572	-5.07%	0
2010*	10.000000	11.281626	12.82%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	24.278121	20.946531	-13.72%	976
2017	21.465945	24.278121	13.10%	1,279
2016	18.373490	21.465945	16.83%	2,340
2015	19.043190	18.373490	-3.52%	528
2014	16.379961	19.043190	16.26%	134
2013	12.151713	16.379961	34.80%	30
2012	10.512970	12.151713	15.59%	0
2011	10.833067	10.512970	-2.95%	0
2010*	10.000000	10.833067	8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.827433	13.560975	-8.54%	1,008
2017	11.946508	14.827433	24.12%	2,409
2016	11.102430	11.946508	7.60%	591
2015	11.091194	11.102430	0.10%	1,042
2014*	10.000000	11.091194	10.91%	512
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.664361	11.273663	-17.50%	1,039
2017	12.610607	13.664361	8.36%	1,297
2016	10.079131	12.610607	25.12%	1,664
2015	10.795202	10.079131	-6.63%	1,892
2014*	10.000000	10.795202	7.95%	1,682
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	14.083585	12.223864	-13.20%	941
2017	12.490791	14.083585	12.75%	0
2016	10.235362	12.490791	22.04%	96
2015	10.473581	10.235362	-2.27%	1,342
2014*	10.000000	10.473581	4.74%	1,344
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.538839	14.443417	-0.66%	0
2017	12.141825	14.538839	19.74%	0
2016	10.971518	12.141825	10.67%	0
2015	10.940951	10.971518	0.28%	0
2014*	10.000000	10.940951	9.41%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.588774	11.999147	-4.68%	8,765
2017	11.937601	12.588774	5.45%	4,180
2016	11.210959	11.937601	6.48%	4,222
2015	11.961351	11.210959	-6.27%	4,377
2014	9.361641	11.961351	27.77%	677
2013*	10.000000	9.361641	-6.38%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.628314	12.913978	-5.24%	21,534
2017	11.287190	13.628314	20.74%	20,016
2016	10.174054	11.287190	10.94%	20,694
2015	10.122880	10.174054	0.51%	10,829

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.390491	10.407249	0.16%	1,334
2017	10.295696	10.390491	0.92%	14,424
2016	10.110929	10.295696	1.83%	15,554
2015	10.211909	10.110929	-0.99%	23,796
2014	10.228201	10.211909	-0.16%	0
2013	10.284257	10.228201	-0.55%	1,589
2012	9.999359	10.284257	2.85%	9,775
2011*	10.000000	9.999359	-0.01%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.159565	11.590610	-11.92%	3,881
2017	11.600397	13.159565	13.44%	3,578
2016	9.660011	11.600397	20.09%	3,396
2015	10.222230	9.660011	-5.50%	1,666
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.918932	9.185772	-7.39%	0
2017	9.358394	9.918932	5.99%	0
2016	9.480600	9.358394	-1.29%	0
2015	10.051195	9.480600	-5.68%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	11.001375	9.986266	-9.23%	0
2017	10.034614	11.001375	9.63%	0
2016	9.247894	10.034614	8.51%	0
2015	10.046995	9.247894	-7.95%	5,305
2014	10.142725	10.046995	-0.94%	5,449
2013*	10.000000	10.142725	1.43%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.808700	10.085326	-6.69%	1,956
2017	10.575902	10.808700	2.20%	4,479
2016	9.404286	10.575902	12.46%	0
2015	9.779695	9.404286	-3.84%	234
2014	9.707576	9.779695	0.74%	173
2013*	10.000000	9.707576	-2.92%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.671029	10.250056	-3.95%	0
2017	10.518157	10.671029	1.45%	0
2016	10.143408	10.518157	3.69%	0
2015	10.472439	10.143408	-3.14%	1,597
2014	10.655618	10.472439	-1.72%	0
2013	10.253428	10.655618	3.92%	0
2012*	10.000000	10.253428	2.53%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	16.106458	13.858154	-13.96%	6,599
2017	11.892330	16.106458	35.44%	6,628
2016	11.988751	11.892330	-0.80%	6,308
2015	11.639731	11.988751	3.00%	9,035
2014	11.479850	11.639731	1.39%	16,986
2013*	10.000000	11.479850	14.80%	20,615
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.361004	11.611347	-6.06%	3,132
2017	10.973587	12.361004	12.64%	3,132
2016	9.782748	10.973587	12.17%	3,132
2015	10.842951	9.782748	-9.78%	3,778
2014	10.864456	10.842951	-0.20%	3,817
2013	10.923584	10.864456	-0.54%	3,132
2012	9.577135	10.923584	14.06%	3,132
2011*	10.000000	9.577135	-4.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.912419	5.891985	-14.76%	1,442
2017	6.817927	6.912419	1.39%	5,232
2016	5.973968	6.817927	14.13%	5,393
2015	8.088833	5.973968	-26.15%	1,074
2014	10.004641	8.088833	-19.15%	910
2013	11.807616	10.004641	-15.27%	792
2012	11.305762	11.807616	4.44%	2,257
2011	12.308102	11.305762	-8.14%	893
2010*	10.000000	12.308102	23.08%	1,068
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.748987	10.777675	0.27%	125
2017	10.313178	10.748987	4.23%	0
2016	9.920830	10.313178	3.95%	0
2015	10.167518	9.920830	-2.43%	0
2014	9.941429	10.167518	2.27%	0
2013*	10.000000	9.941429	-0.59%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.553124	13.760354	-5.45%	3,058
2017	13.343102	14.553124	9.07%	3,408
2016	11.862721	13.343102	12.48%	7,244
2015	12.229587	11.862721	-3.00%	2,955
2014	12.139098	12.229587	0.75%	10,784
2013	13.144078	12.139098	-7.65%	14,334
2012	11.234291	13.144078	17.00%	20,943
2011	10.646396	11.234291	5.52%	11,471
2010*	10.000000	10.646396	6.46%	195

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	12.117221	11.521574	-4.92%	0
2017	11.238623	12.117221	7.82%	689
2016	10.882901	11.238623	3.27%	3,276
2015	11.426449	10.882901	-4.76%	3,194
2014	11.258188	11.426449	1.49%	1,441
2013	12.393512	11.258188	-9.16%	709
2012	11.673672	12.393512	6.17%	1,959
2011	10.934585	11.673672	6.76%	2,459
2010*	10.000000	10.934585	9.35%	2,046
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	15.359174	14.838919	-3.39%	2,909
2017	14.513830	15.359174	5.82%	8,549
2016	13.002240	14.513830	11.63%	11,907
2015	13.323001	13.002240	-2.41%	7,411
2014	12.990223	13.323001	2.56%	2,881
2013	12.378354	12.990223	4.94%	5,678
2012	10.910775	12.378354	13.45%	5,636
2011	10.637956	10.910775	2.56%	2,424
2010*	10.000000	10.637956	6.38%	453
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.424722	10.386235	-0.37%	3,351
2017*	10.000000	10.424722	4.25%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.141953	10.278772	1.35%	1,351
2017*	10.000000	10.141953	1.42%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.820079	11.264484	-4.70%	1,647
2017	10.743879	11.820079	10.02%	7,090
2016	10.508857	10.743879	2.24%	1,647
2015	11.395265	10.508857	-7.78%	1,647
2014	11.435398	11.395265	-0.35%	6,218
2013	12.319215	11.435398	-7.17%	16,053
2012	11.783468	12.319215	4.55%	18,535
2011	10.939648	11.783468	7.71%	12,515
2010*	10.000000	10.939648	9.40%	2,047
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.367255	10.323919	-0.42%	2,597
2017	10.305839	10.367255	0.60%	1,586
2016	10.239455	10.305839	0.65%	1,426
2015	10.284980	10.239455	-0.44%	8,400
2014	10.275387	10.284980	0.09%	2,496
2013	10.366689	10.275387	-0.88%	40,873
2012	9.867296	10.366689	5.06%	417
2011*	10.000000	9.867296	-1.33%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.646231	11.496644	-1.28%	12,214
2017	11.183504	11.646231	4.14%	20,620
2016	10.972980	11.183504	1.92%	20,680
2015	11.007829	10.972980	-0.32%	9,396
2014	10.636566	11.007829	3.49%	6,618
2013	10.930571	10.636566	-2.69%	3,079
2012	10.047667	10.930571	8.79%	48,837
2011*	10.000000	10.047667	0.48%	28,239
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	15.302498	14.599441	-4.59%	0
2017	14.392157	15.302498	6.33%	0
2016	12.731476	14.392157	13.04%	0
2015	13.381570	12.731476	-4.86%	0
2014	13.509124	13.381570	-0.94%	0
2013	12.161740	13.509124	11.08%	0
2012	10.580797	12.161740	14.94%	0
2011	10.870606	10.580797	-2.67%	16,599
2010*	10.000000	10.870606	8.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.780467	15.581465	-1.26%	226
2017	15.156811	15.780467	4.11%	9,404
2016	13.996052	15.156811	8.29%	31,506
2015	14.065943	13.996052	-0.50%	0
2014	13.834371	14.065943	1.67%	3,202
2013	12.656893	13.834371	9.30%	73,409
2012	11.163112	12.656893	13.38%	41,846
2011	10.935834	11.163112	2.08%	901
2010*	10.000000	10.935834	9.36%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.336561	9.976899	-19.13%	0
2017	9.344826	12.336561	32.01%	4,829
2016	9.345992	9.344826	-0.01%	2,754
2015	10.380745	9.345992	-9.97%	0
2014	10.615123	10.380745	-2.21%	0
2013	9.293209	10.615123	14.22%	1,592
2012	8.100415	9.293209	14.73%	1,370
2011	11.168402	8.100415	-27.47%	0
2010*	10.000000	11.168402	11.68%	475
ProFunds - ProFund VP Banks - Q/NQ
2018	20.488296	16.711541	-18.43%	0
2017	17.488374	20.488296	17.15%	3,045
2016	14.284347	17.488374	22.43%	0
2015	14.440322	14.284347	-1.08%	0
2014	13.168400	14.440322	9.66%	0
2013	9.931819	13.168400	32.59%	0
2012	7.493674	9.931819	32.54%	0
2011*	10.000000	7.493674	-25.06%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	12.216165	9.993286	-18.20%	396
2017	10.000176	12.216165	22.16%	3,060
2016	8.494698	10.000176	17.72%	2,394
2015	9.933163	8.494698	-14.48%	2,804
2014	9.832299	9.933163	1.03%	0
2013	8.356348	9.832299	17.66%	0
2012	7.753198	8.356348	7.78%	0
2011*	10.000000	7.753198	-22.47%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.795428	2.889729	3.37%	4,642
2017	3.429870	2.795428	-18.50%	4,642
2016	3.970524	3.429870	-13.62%	9,575
2015	4.203458	3.970524	-5.54%	4,934
2014	4.933965	4.203458	-14.81%	4,934
2013	6.761480	4.933965	-27.03%	5,438
2012	8.160031	6.761480	-17.14%	0
2011	9.014245	8.160031	-9.48%	42,476
2010*	10.000000	9.014245	-9.86%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	29.713594	27.527515	-7.36%	1,281
2017	24.405920	29.713594	21.75%	1,613
2016	29.063684	24.405920	-16.03%	465
2015	28.319086	29.063684	2.63%	1,295
2014	21.972722	28.319086	28.88%	2,577
2013	13.131906	21.972722	67.32%	86
2012	9.394025	13.131906	39.79%	0
2011*	10.000000	9.394025	-6.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	21.355758	19.912039	-6.76%	7,626
2017	18.011390	21.355758	18.57%	3,587
2016	16.531903	18.011390	8.95%	2,109
2015	16.716627	16.531903	-1.11%	3,576
2014	15.094868	16.716627	10.74%	25,518
2013	11.709378	15.094868	28.91%	0
2012	10.348813	11.709378	13.15%	765
2011	10.416294	10.348813	-0.65%	0
2010*	10.000000	10.416294	4.16%	1,932
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.598960	15.742375	-15.36%	0
2017	16.270880	18.598960	14.31%	527
2016	15.816699	16.270880	2.87%	0
2015	15.283893	15.816699	3.49%	0
2014	13.956521	15.283893	9.51%	0
2013	10.936265	13.956521	27.62%	0
2012	9.929636	10.936265	10.14%	0
2011*	10.000000	9.929636	-0.70%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	23.078987	23.069259	-0.04%	0
2017	19.625056	23.078987	17.60%	0
2016	18.959657	19.625056	3.51%	0
2015	18.228851	18.959657	4.01%	787
2014	16.315090	18.228851	11.73%	0
2013	11.740869	16.315090	38.96%	0
2012	9.678806	11.740869	21.30%	0
2011*	10.000000	9.678806	-3.21%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.990979	8.410195	-15.82%	0
2017	7.546440	9.990979	32.39%	7,043
2016	6.842383	7.546440	10.29%	3,482
2015	8.334200	6.842383	-17.90%	0
2014	8.685767	8.334200	-4.05%	5
2013	9.342602	8.685767	-7.03%	0
2012	8.824083	9.342602	5.88%	6,871
2011	11.061196	8.824083	-20.22%	0
2010*	10.000000	11.061196	10.61%	1,353
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.807629	11.779291	-14.69%	0
2017	11.609387	13.807629	18.94%	710
2016	10.838701	11.609387	7.11%	0
2015	12.241094	10.838701	-11.46%	0
2014	13.487428	12.241094	-9.24%	0
2013	11.160907	13.487428	20.85%	1,619
2012	9.635070	11.160907	15.84%	3,033
2011	10.643691	9.635070	-9.48%	0
2010*	10.000000	10.643691	6.44%	322
ProFunds - ProFund VP Financials - Q/NQ
2018	19.960743	17.762198	-11.01%	0
2017	16.999040	19.960743	17.42%	154
2016	14.837003	16.999040	14.57%	4,601
2015	15.160644	14.837003	-2.13%	1,383
2014	13.514235	15.160644	12.18%	488
2013	10.298994	13.514235	31.22%	0
2012	8.311083	10.298994	23.92%	0
2011*	10.000000	8.311083	-16.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.935082	23.795985	3.75%	1,307
2017	19.091347	22.935082	20.13%	422
2016	20.027663	19.091347	-4.68%	1,488
2015	19.194481	20.027663	4.34%	1,527
2014	15.618666	19.194481	22.89%	5,318
2013	11.248690	15.618666	38.85%	120
2012	9.643869	11.248690	16.64%	0
2011*	10.000000	9.643869	-3.56%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.799076	17.158918	-13.33%	1
2017	16.281590	19.799076	21.60%	995
2016	13.941647	16.281590	16.78%	1
2015	14.529844	13.941647	-4.05%	944
2014	13.852277	14.529844	4.89%	1,741
2013	10.089798	13.852277	37.29%	204
2012	8.770238	10.089798	15.05%	0
2011*	10.000000	8.770238	-12.30%	0
ProFunds - ProFund VP International - Q/NQ
2018	13.232117	11.074061	-16.31%	0
2017	10.935047	13.232117	21.01%	1,237
2016	11.109196	10.935047	-1.57%	1,453
2015	11.590115	11.109196	-4.15%	3,699
2014	12.695252	11.590115	-8.71%	973
2013	10.693767	12.695252	18.72%	0
2012	9.284523	10.693767	15.18%	740
2011	10.909461	9.284523	-14.89%	172
2010*	10.000000	10.909461	9.09%	1,823
ProFunds - ProFund VP Internet - Q/NQ
2018	25.935831	27.037670	4.25%	102
2017	19.187793	25.935831	35.17%	52
2016	18.301129	19.187793	4.84%	0
2015	15.305684	18.301129	19.57%	0
2014	15.234896	15.305684	0.46%	0
2013	10.107807	15.234896	50.72%	0
2012	8.495066	10.107807	18.98%	0
2011*	10.000000	8.495066	-15.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.518054	14.500771	-12.21%	1,341
2017	14.035974	16.518054	17.68%	1,384
2016	14.069569	14.035974	-0.24%	1,427
2015	13.384196	14.069569	5.12%	2,362
2014	13.050727	13.384196	2.56%	1,600
2013	8.861613	13.050727	47.27%	862
2012	7.254734	8.861613	22.15%	455
2011	8.963982	7.254734	-19.07%	209
2010*	10.000000	8.963982	-10.36%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	28.246862	27.537598	-2.51%	8,188
2017	21.807922	28.246862	29.53%	9,093
2016	20.854239	21.807922	4.57%	7,746
2015	19.534498	20.854239	6.76%	7,760
2014	16.804598	19.534498	16.24%	16,261
2013	12.597037	16.804598	33.40%	3,666
2012	10.908931	12.597037	15.47%	677
2011	10.822706	10.908931	0.80%	1,078
2010*	10.000000	10.822706	8.23%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.388668	9.026149	-20.74%	2,830
2017	11.838776	11.388668	-3.80%	2,831
2016	9.595410	11.838776	23.38%	2,124
2015	12.604009	9.595410	-23.87%	885
2014	14.233163	12.604009	-11.45%	522
2013	11.546825	14.233163	23.26%	10,446
2012	11.295276	11.546825	2.23%	12,148
2011	11.119261	11.295276	1.58%	6,511
2010*	10.000000	11.119261	11.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.576814	18.243396	-6.81%	0
2017	17.855256	19.576814	9.64%	0
2016	18.668782	17.855256	-4.36%	0
2015	17.991480	18.668782	3.76%	0
2014	15.171957	17.991480	18.58%	188
2013	11.601927	15.171957	30.77%	292
2012	10.440309	11.601927	11.13%	0
2011*	10.000000	10.440309	4.40%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.557798	3.058480	-14.03%	8,571
2017	3.401496	3.557798	4.60%	23,899
2016	2.197274	3.401496	54.81%	23,899
2015	3.293666	2.197274	-33.29%	42,484
2014	4.354420	3.293666	-24.36%	45,002
2013	7.062995	4.354420	-38.35%	46,281
2012	8.319507	7.062995	-15.10%	34,788
2011*	10.000000	8.319507	-16.80%	36,752
ProFunds - ProFund VP Real Estate - Q/NQ
2018	15.053627	14.103285	-6.31%	0
2017	14.023155	15.053627	7.35%	399
2016	13.350548	14.023155	5.04%	0
2015	13.394500	13.350548	-0.33%	0
2014	10.784276	13.394500	24.20%	0
2013	10.844790	10.784276	-0.56%	0
2012	9.316086	10.844790	16.41%	217
2011*	10.000000	9.316086	-6.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.282540	3.396793	3.48%	1
2017	3.750457	3.282540	-12.48%	1
2016	3.980373	3.750457	-5.78%	5,169
2015	4.071032	3.980373	-2.23%	148
2014	5.875545	4.071032	-30.71%	1
2013	5.077422	5.875545	15.72%	5,128
2012	5.491514	5.077422	-7.54%	169
2011	8.843906	5.491514	-37.91%	0
2010*	10.000000	8.843906	-11.56%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.622915	21.958987	-10.82%	0
2017	18.283183	24.622915	34.68%	0
2016	14.409956	18.283183	26.88%	0
2015	14.933663	14.409956	-3.51%	0
2014	11.173322	14.933663	33.65%	599
2013	8.425828	11.173322	32.61%	0
2012	8.849963	8.425828	-4.79%	0
2011*	10.000000	8.849963	-11.50%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	5.023358	5.618639	11.85%	0
2017	7.006941	5.023358	-28.31%	0
2016	8.420077	7.006941	-16.78%	0
2015	7.599834	8.420077	10.79%	0
2014	7.880420	7.599834	-3.56%	0
2013	7.950307	7.880420	-0.88%	4,071
2012	9.202867	7.950307	-13.61%	0
2011	8.370641	9.202867	9.94%	0
2010*	10.000000	8.370641	-16.29%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.886136	4.458163	14.72%	0
2017	4.928509	3.886136	-21.15%	0
2016	5.271503	4.928509	-6.51%	1,284
2015	5.514556	5.271503	-4.41%	206
2014	5.399469	5.514556	2.13%	0
2013	6.880162	5.399469	-21.52%	2,009
2012	8.673417	6.880162	-20.68%	0
2011	8.575531	8.673417	1.14%	0
2010*	10.000000	8.575531	-14.24%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	2.013455	1.942540	-3.52%	0
2017	2.711025	2.013455	-25.73%	0
2016	3.033897	2.711025	-10.64%	0
2015	3.511827	3.033897	-13.61%	0
2014	4.384628	3.511827	-19.91%	0
2013	6.251494	4.384628	-29.86%	0
2012	7.748913	6.251494	-19.32%	0
2011	8.712204	7.748913	-11.06%	0
2010*	10.000000	8.712204	-12.88%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	22.726797	22.060062	-2.93%	7,861
2017	16.921499	22.726797	34.31%	689
2016	15.160694	16.921499	11.61%	527
2015	14.901910	15.160694	1.74%	1,393
2014	12.698998	14.901910	17.35%	527
2013	10.209988	12.698998	24.38%	0
2012	9.316623	10.209988	9.59%	0
2011*	10.000000	9.316623	-6.83%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.594002	12.308768	-15.66%	0
2017	15.007911	14.594002	-2.76%	0
2016	12.416911	15.007911	20.87%	1,932
2015	12.310867	12.416911	0.86%	0
2014	12.321664	12.310867	-0.09%	0
2013	11.066632	12.321664	11.34%	0
2012	9.560082	11.066632	15.76%	0
2011*	10.000000	9.560082	-4.40%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.645208	15.639654	-6.04%	1
2017	15.302100	16.645208	8.78%	702
2016	15.449483	15.302100	-0.95%	722
2015	16.480176	15.449483	-6.25%	1
2014	12.161900	16.480176	35.51%	502
2013	15.133745	12.161900	-19.64%	1
2012	15.086204	15.133745	0.32%	920
2011	10.580799	15.086204	42.58%	0
2010*	10.000000	10.580799	5.81%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	72.923790	65.469584	-10.22%	74
2017	43.604447	72.923790	67.24%	0
2016	40.405268	43.604447	7.92%	64
2015	35.799737	40.405268	12.86%	445
2014	26.527047	35.799737	34.96%	0
2013	14.912968	26.527047	77.88%	981
2012	11.222764	14.912968	32.88%	0
2011	11.432587	11.222764	-1.84%	0
2010*	10.000000	11.432587	14.33%	163
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.381784	0.335323	-12.17%	0
2017	0.697895	0.381784	-45.29%	0
2016	0.880364	0.697895	-20.73%	0
2015	1.201638	0.880364	-26.74%	20,542
2014	1.882593	1.201638	-36.17%	0
2013	3.689084	1.882593	-48.97%	6,054
2012	5.732352	3.689084	-35.64%	0
2011	7.413943	5.732352	-22.68%	0
2010*	10.000000	7.413943	-25.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.783083	18.176512	2.21%	1,026
2017	16.177891	17.783083	9.92%	0
2016	14.150355	16.177891	14.33%	0
2015	15.217247	14.150355	-7.01%	0
2014	12.167400	15.217247	25.07%	543
2013	10.808075	12.167400	12.58%	0
2012	10.863534	10.808075	-0.51%	0
2011*	10.000000	10.863534	8.64%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	8.819121	7.080079	-19.72%	0
2017	7.891486	8.819121	11.75%	2,523
2016	6.241830	7.891486	26.43%	1,261
2015	6.603645	6.241830	-5.48%	0
2014	6.427117	6.603645	2.75%	0
2013	5.007731	6.427117	28.34%	0
2012	4.057855	5.007731	23.41%	0
2011	5.251875	4.057855	-22.74%	113
2010	4.676484	5.251875	12.30%	201
2009	4.874451	4.676484	-4.06%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.529003	11.095750	-17.99%	307
2017	11.213704	13.529003	20.65%	1,409
2016	8.625115	11.213704	30.01%	6,674
2015	10.497317	8.625115	-17.84%	53
2014	10.761351	10.497317	-2.45%	1,510
2013	10.698102	10.761351	0.59%	473
2012	9.725357	10.698102	10.00%	0
2011	11.717554	9.725357	-17.00%	0
2010	9.310702	11.717554	25.85%	585
2009	6.028348	9.310702	54.45%	272
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	40.164770	36.133728	-10.04%	0
2017	31.232216	40.164770	28.60%	33
2016	39.129391	31.232216	-20.18%	0
2015	36.308849	39.129391	7.77%	838
2014	27.541784	36.308849	31.83%	796
2013	17.977646	27.541784	53.20%	597
2012	13.307316	17.977646	35.10%	0
2011	12.111571	13.307316	9.87%	35
2010	11.012279	12.111571	9.98%	0
2009	9.366540	11.012279	17.57%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	3.077834	2.595270	-15.68%	7,959
2017	2.966472	3.077834	3.75%	7,410
2016	2.704478	2.966472	9.69%	4,199
2015	4.112065	2.704478	-34.23%	3,912
2014	6.272130	4.112065	-34.44%	4,028
2013	6.522641	6.272130	-3.84%	97
2012	6.659138	6.522641	-2.05%	2,582
2011	7.179671	6.659138	-7.25%	0
2010	6.689516	7.179671	7.33%	145
2009	6.035440	6.689516	10.84%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	24.202333	21.129342	-12.70%	468
2017	21.842233	24.202333	10.81%	409
2016	20.855108	21.842233	4.73%	1,694
2015	19.761898	20.855108	5.53%	409
2014	17.661213	19.761898	11.89%	409
2013	13.860850	17.661213	27.42%	0
2012	12.794245	13.860850	8.34%	0
2011	11.319850	12.794245	13.02%	0
2010	9.714960	11.319850	16.52%	550
2009	8.209121	9.714960	18.34%	3,022
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	28.387697	24.189347	-14.79%	0
2017	18.025167	28.387697	57.49%	58
2016	13.878939	18.025167	29.87%	237
2015	14.584891	13.878939	-4.84%	0
2014	12.568455	14.584891	16.04%	2,017
2013	7.775515	12.568455	61.64%	0
2012	6.681022	7.775515	16.38%	0
2011	6.164378	6.681022	8.38%	0
2010	4.980285	6.164378	23.78%	854
2009	3.662506	4.980285	35.98%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.679407	16.199334	-13.28%	0
2017	14.345610	18.679407	30.21%	1,191
2016	11.612885	14.345610	23.53%	1,426
2015	11.448029	11.612885	1.44%	5,177
2014	9.312396	11.448029	22.93%	506
2013	6.940476	9.312396	34.18%	0
2012	6.913266	6.940476	0.39%	0
2011	8.332150	6.913266	-17.03%	0
2010	7.655241	8.332150	8.84%	0
2009	4.483806	7.655241	70.73%	4,105
Rydex Variable Trust - Energy Fund - Q/NQ
2018	7.871680	5.827205	-25.97%	382
2017	8.452585	7.871680	-6.87%	0
2016	6.476262	8.452585	30.52%	0
2015	9.342305	6.476262	-30.68%	0
2014	11.555530	9.342305	-19.15%	964
2013	9.420365	11.555530	22.67%	64
2012	9.259661	9.420365	1.74%	0
2011	9.899010	9.259661	-6.46%	38
2010	8.369168	9.899010	18.28%	201
2009	6.082257	8.369168	37.60%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.778129	2.579902	-46.01%	4,737
2017	5.911441	4.778129	-19.17%	4,890
2016	4.831433	5.911441	22.35%	6,483
2015	7.120129	4.831433	-32.14%	11,235
2014	10.142486	7.120129	-29.80%	4,618
2013	8.240286	10.142486	23.08%	1,300
2012	8.260939	8.240286	-0.25%	0
2011	9.166726	8.260939	-9.88%	0
2010	7.319984	9.166726	25.23%	352
2009	4.536334	7.319984	61.36%	347
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.713966	5.404406	-19.51%	0
2017	5.254819	6.713966	27.77%	6,484
2016	5.601556	5.254819	-6.19%	0
2015	6.074752	5.601556	-7.79%	0
2014	6.987303	6.074752	-13.06%	1,894
2013	5.676672	6.987303	23.09%	3,994
2012	4.696649	5.676672	20.87%	4,348
2011	5.570471	4.696649	-15.69%	351
2010	6.284029	5.570471	-11.36%	142
2009	4.662802	6.284029	34.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.446412	9.975370	-12.85%	1,677
2017	9.968625	11.446412	14.82%	1,796
2016	8.662702	9.968625	15.08%	0
2015	9.081384	8.662702	-4.61%	1,065
2014	8.119440	9.081384	11.85%	798
2013	6.407080	8.119440	26.73%	0
2012	5.256674	6.407080	21.88%	113
2011	6.219138	5.256674	-15.48%	0
2010	5.473603	6.219138	13.62%	0
2009	4.603347	5.473603	18.90%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	18.675839	17.565872	-5.94%	6,358
2017	17.146467	18.675839	8.92%	4,523
2016	17.317019	17.146467	-0.98%	11,073
2015	18.366304	17.317019	-5.71%	15,795
2014	13.728227	18.366304	33.78%	30,357
2013	16.903373	13.728227	-18.78%	63
2012	16.517840	16.903373	2.33%	9,336
2011	11.750889	16.517840	40.57%	8,973
2010	10.742484	11.750889	9.39%	0
2009	15.794735	10.742484	-31.99%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	23.959615	24.100066	0.59%	723
2017	19.628893	23.959615	22.06%	146
2016	21.878382	19.628893	-10.28%	0
2015	21.067189	21.878382	3.85%	2,179
2014	17.015942	21.067189	23.81%	1,732
2013	12.077289	17.015942	40.89%	1,090
2012	10.375586	12.077289	16.40%	986
2011	9.975702	10.375586	4.01%	971
2010	9.404407	9.975702	6.07%	405
2009	7.594187	9.404407	23.84%	3,107
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.594766	11.419291	-1.51%	0
2017	10.920623	11.594766	6.17%	0
2016	9.847758	10.920623	10.89%	0
2015	9.983016	9.847758	-1.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	26.182178	25.178453	-3.83%	146
2017	19.672353	26.182178	33.09%	987
2016	18.958996	19.672353	3.76%	142
2015	17.610903	18.958996	7.65%	267
2014	17.385931	17.610903	1.29%	1,405
2013	11.571594	17.385931	50.25%	508
2012	9.761024	11.571594	18.55%	67
2011	11.154758	9.761024	-12.49%	0
2010	9.296561	11.154758	19.99%	0
2009	5.641928	9.296561	64.78%	4,902
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.574104	0.578539	0.77%	0
2017	0.946570	0.574104	-39.35%	0
2016	1.354239	0.946570	-30.10%	0
2015	1.482164	1.354239	-8.63%	0
2014	1.906921	1.482164	-22.27%	0
2013	3.420630	1.906921	-44.25%	0
2012	4.440132	3.420630	-22.96%	0
2011	6.128322	4.440132	-27.55%	0
2010	8.848737	6.128322	-30.74%	10,090
2009	16.091791	8.848737	-45.01%	1,614

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	3.078411	3.174184	3.11%	0
2017	3.400705	3.078411	-9.48%	1,292
2016	3.526591	3.400705	-3.57%	174
2015	3.593399	3.526591	-1.86%	46
2014	4.816885	3.593399	-25.40%	0
2013	4.206470	4.816885	14.51%	83,470
2012	4.513606	4.206470	-6.80%	8,020
2011	6.531017	4.513606	-30.89%	0
2010	7.539434	6.531017	-13.38%	0
2009	6.355116	7.539434	18.64%	4,059
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	2.063298	2.273339	10.18%	0
2017	2.402151	2.063298	-14.11%	0
2016	2.989828	2.402151	-19.66%	0
2015	3.043626	2.989828	-1.77%	0
2014	3.463942	3.043626	-12.13%	0
2013	4.813800	3.463942	-28.04%	0
2012	5.935063	4.813800	-18.89%	0
2011	6.446662	5.935063	-7.94%	0
2010	8.685332	6.446662	-25.78%	0
2009	13.507301	8.685332	-35.70%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.542434	1.489960	-3.40%	2,221
2017	2.060584	1.542434	-25.15%	0
2016	2.291250	2.060584	-10.07%	0
2015	2.646937	2.291250	-13.44%	0
2014	3.274251	2.646937	-19.16%	0
2013	4.645161	3.274251	-29.51%	0
2012	5.747187	4.645161	-19.18%	0
2011	6.432888	5.747187	-10.66%	0
2010	8.224020	6.432888	-21.78%	0
2009	13.814475	8.224020	-40.47%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.895541	2.092769	10.40%	0
2017	2.205357	1.895541	-14.05%	0
2016	2.784459	2.205357	-20.80%	0
2015	2.799847	2.784459	-0.55%	31,148
2014	3.091720	2.799847	-9.44%	0
2013	4.500173	3.091720	-31.30%	517
2012	5.534415	4.500173	-18.69%	0
2011	6.029645	5.534415	-8.21%	0
2010	8.385691	6.029645	-28.10%	1,747
2009	12.571116	8.385691	-33.29%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.608598	2.694319	3.29%	0
2017	3.176787	2.608598	-17.89%	0
2016	3.633813	3.176787	-12.58%	1,802
2015	3.827290	3.633813	-5.06%	1,802
2014	4.503240	3.827290	-15.01%	1,802
2013	6.168333	4.503240	-26.99%	1,230
2012	7.478666	6.168333	-17.52%	0
2011	8.275974	7.478666	-9.63%	1,380
2010	10.031300	8.275974	-17.50%	0
2009	13.936410	10.031300	-28.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	16.841260	12.891809	-23.45%	0
2017	11.278233	16.841260	49.33%	3,069
2016	10.427726	11.278233	8.16%	0
2015	9.371739	10.427726	11.27%	47
2014	11.151457	9.371739	-15.96%	0
2013	7.195196	11.151457	54.98%	887
2012	6.030063	7.195196	19.32%	0
2011	8.541909	6.030063	-29.41%	0
2010	7.429441	8.541909	14.97%	0
2009	6.046553	7.429441	22.87%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	21.301230	18.318729	-14.00%	10
2017	17.850387	21.301230	19.33%	2
2016	16.398534	17.850387	8.85%	511
2015	16.455812	16.398534	-0.35%	241
2014	15.409783	16.455812	6.79%	1,612
2013	10.891451	15.409783	41.49%	356
2012	9.036279	10.891451	20.53%	64
2011	8.877633	9.036279	1.79%	0
2010	6.855467	8.877633	29.50%	0
2009	5.046874	6.855467	35.84%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	24.729887	19.802708	-19.92%	0
2017	20.328523	24.729887	21.65%	0
2016	15.782804	20.328523	28.80%	59
2015	16.811054	15.782804	-6.12%	429
2014	15.116873	16.811054	11.21%	2,703
2013	10.128034	15.116873	49.26%	28,078
2012	8.199584	10.128034	23.52%	3,100
2011	8.931162	8.199584	-8.19%	0
2010	6.535411	8.931162	36.66%	0
2009	4.316532	6.535411	51.40%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	58.353937	52.576446	-9.90%	1
2017	34.654198	58.353937	68.39%	259
2016	31.826116	34.654198	8.89%	1,490
2015	27.946744	31.826116	13.88%	9,065
2014	20.596459	27.946744	35.69%	17,803
2013	11.503515	20.596459	79.04%	35,941
2012	8.633027	11.503515	33.25%	0
2011	8.748521	8.633027	-1.32%	0
2010	6.432246	8.748521	36.01%	0
2009	2.972509	6.432246	116.39%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	29.528228	28.804685	-2.45%	0
2017	22.666846	29.528228	30.27%	536
2016	21.527242	22.666846	5.29%	0
2015	20.018397	21.527242	7.54%	7,427
2014	17.156291	20.018397	16.68%	8,410
2013	12.827648	17.156291	33.74%	6,118
2012	11.057381	12.827648	16.01%	7,170
2011	10.893350	11.057381	1.51%	1,657
2010	9.254034	10.893350	17.71%	184
2009	6.127982	9.254034	51.01%	1,776
Rydex Variable Trust - Nova Fund - Q/NQ
2018	21.905360	19.516059	-10.91%	1,561
2017	16.731088	21.905360	30.93%	1,093
2016	14.552354	16.731088	14.97%	1,747
2015	14.753530	14.552354	-1.36%	4,094
2014	12.522498	14.753530	17.82%	2,816
2013	8.459887	12.522498	48.02%	40,404
2012	6.965785	8.459887	21.45%	37
2011	7.094057	6.965785	-1.81%	0
2010	5.952082	7.094057	19.19%	0
2009	4.421189	5.952082	34.63%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.514647	4.568817	-17.15%	37,918
2017	5.183495	5.514647	6.39%	7,580
2016	3.152135	5.183495	64.44%	8,229
2015	4.556660	3.152135	-30.82%	9,571
2014	5.549044	4.556660	-17.88%	8,297
2013	10.362912	5.549044	-46.45%	5,215
2012	10.876575	10.362912	-4.72%	476
2011	14.434583	10.876575	-24.65%	477
2010	10.522410	14.434583	37.18%	270
2009	7.096755	10.522410	48.27%	2,937

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	14.026610	12.913514	-7.94%	1,193
2017	13.237314	14.026610	5.96%	0
2016	12.095850	13.237314	9.44%	0
2015	12.490320	12.095850	-3.16%	2,453
2014	10.389410	12.490320	20.22%	1,153
2013	10.060548	10.389410	3.27%	2,359
2012	8.556835	10.060548	17.57%	3,779
2011	8.421995	8.556835	1.60%	2,003
2010	6.789017	8.421995	24.05%	0
2009	5.455124	6.789017	24.45%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	20.431348	19.642081	-3.86%	8
2017	18.227696	20.431348	12.09%	0
2016	18.291724	18.227696	-0.35%	0
2015	18.659031	18.291724	-1.97%	0
2014	17.284929	18.659031	7.95%	6,363
2013	12.811712	17.284929	34.92%	0
2012	11.043549	12.811712	16.01%	0
2011	10.556352	11.043549	4.62%	0
2010	8.490886	10.556352	24.33%	0
2009	5.925803	8.490886	43.29%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	20.195672	16.137670	-20.09%	0
2017	16.937555	20.195672	19.24%	0
2016	13.072253	16.937555	29.57%	275
2015	14.471199	13.072253	-9.67%	1,641
2014	13.966974	14.471199	3.61%	10,710
2013	8.866158	13.966974	57.53%	6,687
2012	7.308881	8.866158	21.31%	0
2011	8.377353	7.308881	-12.75%	0
2010	6.117056	8.377353	36.95%	0
2009	4.618538	6.117056	32.45%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	23.704565	19.921939	-15.96%	1,549
2017	16.627857	23.704565	42.56%	1,611
2016	13.900273	16.627857	19.62%	1,799
2015	14.227273	13.900273	-2.30%	2,560
2014	11.488065	14.227273	23.84%	10,092
2013	6.853835	11.488065	67.62%	3,668
2012	5.331854	6.853835	28.55%	15,877
2011	5.587246	5.331854	-4.57%	0
2010	4.482286	5.587246	24.65%	0
2009	3.082213	4.482286	45.42%	2,959

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	24.159699	22.649758	-6.25%	4,897
2017	19.548503	24.159699	23.59%	4,610
2016	19.181768	19.548503	1.91%	5,995
2015	19.100871	19.181768	0.42%	6,492
2014	17.101798	19.100871	11.69%	11,336
2013	12.180761	17.101798	40.40%	7,349
2012	10.820430	12.180761	12.57%	4,515
2011	11.010916	10.820430	-1.73%	430
2010	8.864101	11.010916	24.22%	0
2009	6.059658	8.864101	46.28%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	19.065342	16.418509	-13.88%	5,018
2017	16.562511	19.065342	15.11%	3,347
2016	14.200124	16.562511	16.64%	4,854
2015	15.772354	14.200124	-9.97%	9,125
2014	14.309586	15.772354	10.22%	11,014
2013	9.915257	14.309586	44.32%	4,596
2012	8.165271	9.915257	21.43%	6,944
2011	8.487483	8.165271	-3.80%	1,475
2010	7.100443	8.487483	19.53%	0
2009	4.725031	7.100443	50.27%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	23.854202	20.184362	-15.38%	1,034
2017	20.216794	23.854202	17.99%	159
2016	19.813861	20.216794	2.03%	538
2015	19.683750	19.813861	0.66%	4,120
2014	20.124934	19.683750	-2.19%	8,530
2013	15.111165	20.124934	33.18%	4,532
2012	13.106268	15.111165	15.30%	0
2011	13.279185	13.106268	-1.30%	700
2010	10.081562	13.279185	31.72%	263
2009	6.470921	10.081562	55.80%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	18.581604	14.956739	-19.51%	1,274
2017	16.529620	18.581604	12.41%	851
2016	12.908536	16.529620	28.05%	3,797
2015	14.742038	12.908536	-12.44%	1,290
2014	13.903649	14.742038	6.03%	2,166
2013	10.304999	13.903649	34.92%	90
2012	8.866386	10.304999	16.23%	3,878
2011	9.611541	8.866386	-7.75%	377
2010	8.053266	9.611541	19.35%	0
2009	5.221133	8.053266	54.24%	1,794

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	22.203822	20.067060	-9.62%	9
2017	19.252416	22.203822	15.33%	6,018
2016	16.326481	19.252416	17.92%	5,941
2015	16.494824	16.326481	-1.02%	2,179
2014	16.602777	16.494824	-0.65%	2,353
2013	11.826400	16.602777	40.39%	14,721
2012	10.762283	11.826400	9.89%	0
2011	10.464687	10.762283	2.84%	0
2010	8.399649	10.464687	24.58%	355
2009	6.310789	8.399649	33.10%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	16.168203	12.757150	-21.10%	1,877
2017	16.318961	16.168203	-0.92%	2,314
2016	12.468131	16.318961	30.89%	15,691
2015	14.515526	12.468131	-14.10%	6,351
2014	14.421189	14.515526	0.65%	2,229
2013	10.162981	14.421189	41.90%	10,273
2012	8.497821	10.162981	19.60%	3,748
2011	9.445261	8.497821	-10.03%	0
2010	7.599604	9.445261	24.29%	0
2009	4.713982	7.599604	61.21%	215
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.771538	8.633430	11.09%	455
2017	9.498662	7.771538	-18.18%	0
2016	8.935037	9.498662	6.31%	1,632
2015	7.934186	8.935037	12.61%	145
2014	6.496370	7.934186	22.13%	13,861
2013	6.738928	6.496370	-3.60%	3,276
2012	7.237696	6.738928	-6.89%	0
2011	7.609185	7.237696	-4.88%	0
2010	8.020361	7.609185	-5.13%	0
2009	9.592060	8.020361	-16.39%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	20.165734	19.734719	-2.14%	179
2017	15.303738	20.165734	31.77%	172
2016	13.868088	15.303738	10.35%	173
2015	13.805117	13.868088	0.46%	1,158
2014	12.602970	13.805117	9.54%	2,220
2013	9.369313	12.602970	34.51%	1,447
2012	8.421499	9.369313	11.25%	1,021
2011	9.335320	8.421499	-9.79%	1,073
2010	8.387127	9.335320	11.31%	0
2009	5.425342	8.387127	54.59%	3,519

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	9.002371	8.469976	-5.91%	3,966
2017	8.560117	9.002371	5.17%	2,291
2016	7.338806	8.560117	16.64%	2,362
2015	7.919673	7.338806	-7.33%	2,435
2014	7.768300	7.919673	1.95%	2,507
2013	6.656639	7.768300	16.70%	0
2012	6.389760	6.656639	4.18%	0
2011	7.513589	6.389760	-14.96%	0
2010	6.604394	7.513589	13.77%	0
2009	5.165835	6.604394	27.85%	222
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	20.559878	16.330054	-20.57%	0
2017	16.959700	20.559878	21.23%	2,188
2016	14.788980	16.959700	14.68%	7,107
2015	17.326441	14.788980	-14.65%	562
2014	14.201686	17.326441	22.00%	480
2013	9.489274	14.201686	49.66%	252
2012	8.123121	9.489274	16.82%	84
2011	9.198966	8.123121	-11.70%	55
2010	7.459026	9.198966	23.33%	0
2009	6.395792	7.459026	16.62%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	16.928642	17.454293	3.11%	191
2017	15.348271	16.928642	10.30%	0
2016	13.279025	15.348271	15.58%	1,876
2015	14.428083	13.279025	-7.96%	0
2014	11.817171	14.428083	22.09%	7,963
2013	10.468028	11.817171	12.89%	272
2012	10.420210	10.468028	0.46%	0
2011	9.019188	10.420210	15.53%	9,556
2010	8.493706	9.019188	6.19%	0
2009	7.512796	8.493706	13.06%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.102691	5.357563	-12.21%	0
2017	5.148209	6.102691	18.54%	0
2016	5.676238	5.148209	-9.30%	0
2015	6.869388	5.676238	-17.37%	1,270
2014	8.854838	6.869388	-22.42%	0
2013	9.170955	8.854838	-3.45%	896
2012	9.159536	9.170955	0.12%	2,060
2011	9.571907	9.159536	-4.31%	735
2010	10.206906	9.571907	-6.22%	0
2009	9.637013	10.206906	5.91%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.348592	11.010368	6.39%	1,873
2017	10.155692	10.348592	1.90%	7,810
2016	9.978253	10.155692	1.78%	7,817
2015	10.135261	9.978253	-1.55%	10,425
2014	10.063249	10.135261	0.72%	746
2013*	10.000000	10.063249	0.63%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.846637	8.989353	-17.12%	0
2017*	10.000000	10.846637	8.47%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.459060	4.602336	-28.75%	0
2017	6.613516	6.459060	-2.34%	0
2016	4.632019	6.613516	42.78%	0
2015	7.005424	4.632019	-33.88%	705
2014	8.716383	7.005424	-19.63%	1,305
2013	7.937285	8.716383	9.82%	0
2012	7.727650	7.937285	2.71%	0
2011*	10.000000	7.727650	-22.72%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	15.001442	13.926962	-7.16%	0
2017	13.078876	15.001442	14.70%	0
2016	12.623178	13.078876	3.61%	0
2015	12.562430	12.623178	0.48%	0
2014	11.823180	12.562430	6.25%	0
2013	10.250471	11.823180	15.34%	0
2012	9.114246	10.250471	12.47%	0
2011*	10.000000	9.114246	-8.86%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.684798	-23.15%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.746084	7.834851	-19.61%	0
2017	9.907623	9.746084	-1.63%	0
2016	7.093428	9.907623	39.67%	0
2015	11.519248	7.093428	-38.42%	0
2014	10.376186	11.519248	11.02%	0
2013*	10.000000	10.376186	3.76%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.340211	11.574629	-13.24%	0
2017	10.761513	13.340211	23.96%	0
2016	10.047091	10.761513	7.11%	0
2015	10.263252	10.047091	-2.11%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.901062	10.508593	-3.60%	0
2017	10.599550	10.901062	2.84%	0
2016	10.235708	10.599550	3.55%	0
2015	10.579345	10.235708	-3.25%	0
2014	10.323992	10.579345	2.47%	0
2013	11.371475	10.323992	-9.21%	0
2012	10.674968	11.371475	6.52%	0
2011*	10.000000	10.674968	6.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.488618	11.537413	-7.62%	0
2017	10.448562	12.488618	19.52%	0
2016	9.281183	10.448562	12.58%	0
2015*	10.000000	9.281183	-7.19%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.131996	10.933190	-9.88%	0
2017	11.245849	12.131996	7.88%	0
2016	9.409278	11.245849	19.52%	0
2015*	10.000000	9.409278	-5.91%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.038058	10.155598	-7.99%	0
2017	9.877454	11.038058	11.75%	0
2016	9.593807	9.877454	2.96%	0
2015	9.847700	9.593807	-2.58%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.547203	12.870825	-11.52%	0
2017	11.673106	14.547203	24.62%	0
2016	11.553509	11.673106	1.04%	0
2015	11.648894	11.553509	-0.82%	0
2014	11.525796	11.648894	1.07%	0
2013*	10.000000	11.525796	15.26%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.147335	9.993091	-1.52%	0
2017	9.911177	10.147335	2.38%	0
2016*	10.000000	9.911177	-0.89%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.352212	10.677471	-5.94%	0
2017	9.974967	11.352212	13.81%	0
2016	9.471730	9.974967	5.31%	0
2015	9.944428	9.471730	-4.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.913571	11.859712	-8.16%	0
2017	11.174688	12.913571	15.56%	0
2016*	10.000000	11.174688	11.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.547271	13.336632	-8.32%	0
2017	12.896416	14.547271	12.80%	0
2016	12.523607	12.896416	2.98%	0
2015	12.752247	12.523607	-1.79%	0
2014	12.611388	12.752247	1.12%	0
2013	11.111297	12.611388	13.50%	0
2012	10.185908	11.111297	9.08%	0
2011	10.655763	10.185908	-4.41%	0
2010*	10.000000	10.655763	6.56%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.149560	9.287426	-8.49%	0
2017*	10.000000	10.149560	1.50%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.241549	9.752915	-4.77%	0
2017*	10.000000	10.241549	2.42%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.093765	5.340102	-12.37%	0
2017	6.050997	6.093765	0.71%	0
2016	5.445129	6.050997	11.13%	0
2015	7.328204	5.445129	-25.70%	0
2014	8.901624	7.328204	-17.68%	0
2013	10.000595	8.901624	-10.99%	0
2012	10.297174	10.000595	-2.88%	0
2011	11.883475	10.297174	-13.35%	0
2010*	10.000000	11.883475	18.83%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.780695	11.525651	-16.36%	0
2017	12.075367	13.780695	14.12%	0
2016	10.566247	12.075367	14.28%	0
2015	10.926382	10.566247	-3.30%	0
2014*	10.000000	10.926382	9.26%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.662368	10.567518	-0.89%	0
2017	10.390435	10.662368	2.62%	0
2016	9.613952	10.390435	8.08%	0
2015*	10.000000	9.613952	-3.86%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.273001	-17.27%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.891918	13.006502	-6.37%	0
2017	12.311679	13.891918	12.84%	0
2016	12.068022	12.311679	2.02%	0
2015	12.172665	12.068022	-0.86%	0
2014	11.626886	12.172665	4.69%	0
2013	10.161896	11.626886	14.42%	0
2012	9.127277	10.161896	11.34%	0
2011*	10.000000	9.127277	-8.73%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	12.060579	11.432284	-5.21%	0
2017	10.470193	12.060579	15.19%	0
2016*	10.000000	10.470193	4.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.148828	11.022280	-9.27%	0
2017	10.871319	12.148828	11.75%	0
2016	9.310034	10.871319	16.77%	0
2015*	10.000000	9.310034	-6.90%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.071792	11.774699	-9.92%	0
2017	11.299850	13.071792	15.68%	0
2016*	10.000000	11.299850	13.00%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.746975	13.577471	-1.23%	0
2017	10.278835	13.746975	33.74%	0
2016	10.304824	10.278835	-0.25%	0
2015*	10.000000	10.304824	3.05%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.984849	10.501301	-4.40%	0
2017	10.357181	10.984849	6.06%	0
2016	9.144776	10.357181	13.26%	0
2015*	10.000000	9.144776	-8.55%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.325235	10.161565	-1.59%	0
2017	10.008747	10.325235	3.16%	0
2016*	10.000000	10.008747	0.09%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	10.234314	9.496704	-7.21%	0
2017*	10.000000	10.234314	2.34%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.999622	10.603154	-3.60%	0
2017	10.310156	10.999622	6.69%	0
2016	9.621665	10.310156	7.16%	0
2015	9.890730	9.621665	-2.72%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.980997	15.219148	-10.38%	0
2017	15.286484	16.980997	11.09%	0
2016	13.614926	15.286484	12.28%	0
2015	14.633941	13.614926	-6.96%	0
2014	14.343441	14.633941	2.03%	0
2013	11.682184	14.343441	22.78%	0
2012	10.210984	11.682184	14.41%	0
2011	10.454340	10.210984	-2.33%	0
2010*	10.000000	10.454340	4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.468442	11.835818	-5.07%	0
2017	11.460180	12.468442	8.80%	0
2016	10.131584	11.460180	13.11%	0
2015	10.988445	10.131584	-7.80%	0
2014	10.588323	10.988445	3.78%	0
2013*	10.000000	10.588323	5.88%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.777083	12.133209	-11.93%	0
2017	12.788358	13.777083	7.73%	0
2016	11.491962	12.788358	11.28%	0
2015	12.023500	11.491962	-4.42%	0
2014	11.465917	12.023500	4.86%	0
2013*	10.000000	11.465917	14.66%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.746677	9.855642	1.12%	0
2017	9.639436	9.746677	1.11%	0
2016	9.439587	9.639436	2.12%	0
2015*	10.000000	9.439587	-5.60%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.494587	10.907771	-5.11%	0
2017	10.243917	11.494587	12.21%	0
2016	9.897037	10.243917	3.50%	0
2015	10.593056	9.897037	-6.57%	0
2014	10.273166	10.593056	3.11%	0
2013*	10.000000	10.273166	2.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.902937	9.957660	0.55%	0
2017	9.858790	9.902937	0.45%	0
2016	9.843498	9.858790	0.16%	0
2015	9.979265	9.843498	-1.36%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.437634	-5.62%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.130020	6.434191	-9.76%	0
2017	6.611564	7.130020	7.84%	0
2016	7.819283	6.611564	-15.45%	0
2015	8.006288	7.819283	-2.34%	0
2014	7.200719	8.006288	11.19%	0
2013	7.075580	7.200719	1.77%	0
2012	8.032794	7.075580	-11.92%	0
2011	8.862013	8.032794	-9.36%	0
2010	9.260945	8.862013	-4.31%	0
2009	9.726098	9.260945	-4.78%	111

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.793435	10.185268	-13.64%	0
2017	10.350892	11.793435	13.94%	0
2016	10.366244	10.350892	-0.15%	0
2015	10.319805	10.366244	0.45%	0
2014	10.120184	10.319805	1.97%	0
2013	8.685508	10.120184	16.52%	0
2012	8.384190	8.685508	3.59%	0
2011	9.045261	8.384190	-7.31%	0
2010	8.199184	9.045261	10.32%	0
2009	6.493087	8.199184	26.28%	199
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.159650	8.624891	-5.84%	0
2017	8.906054	9.159650	2.85%	0
2016	9.021311	8.906054	-1.28%	0
2015	8.928989	9.021311	1.03%	0
2014	8.600265	8.928989	3.82%	0
2013	8.528621	8.600265	0.84%	0
2012	8.410423	8.528621	1.41%	0
2011	8.200843	8.410423	2.56%	0
2010	7.785684	8.200843	5.33%	0
2009	8.114940	7.785684	-4.06%	216
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.438847	11.255594	-1.60%	0
2017	11.144954	11.438847	2.64%	0
2016	10.348470	11.144954	7.70%	0
2015	10.356480	10.348470	-0.08%	0
2014	10.197210	10.356480	1.56%	0
2013*	10.000000	10.197210	1.97%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	12.003112	11.107501	-7.46%	0
2017	11.016530	12.003112	8.96%	0
2016	9.958380	11.016530	10.63%	0
2015	10.500746	9.958380	-5.17%	0
2014	10.013632	10.500746	4.86%	0
2013*	10.000000	10.013632	0.14%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.711734	12.861675	-6.20%	0
2017	11.686561	13.711734	17.33%	0
2016	12.091074	11.686561	-3.35%	0
2015	13.298521	12.091074	-9.08%	0
2014	14.150788	13.298521	-6.02%	0
2013	11.399895	14.150788	24.13%	0
2012	9.642914	11.399895	18.22%	0
2011	10.475370	9.642914	-7.95%	0
2010*	10.000000	10.475370	4.75%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.257233	9.094524	-19.21%	0
2017	8.877518	11.257233	26.81%	0
2016	7.409301	8.877518	19.82%	0
2015	9.342822	7.409301	-20.70%	0
2014	9.876118	9.342822	-5.40%	0
2013*	10.000000	9.876118	-1.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.262924	10.707146	-4.93%	0
2017	10.471118	11.262924	7.56%	0
2016	9.150123	10.471118	14.44%	0
2015	9.820856	9.150123	-6.83%	0
2014	10.051783	9.820856	-2.30%	0
2013*	10.000000	10.051783	0.52%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.311421	10.123478	-1.82%	0
2017	10.007683	10.311421	3.04%	0
2016*	10.000000	10.007683	0.08%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.143512	11.733943	-3.37%	0
2017	10.968410	12.143512	10.71%	0
2016*	10.000000	10.968410	9.68%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.793013	12.080676	-5.57%	0
2017	11.661508	12.793013	9.70%	0
2016	11.091866	11.661508	5.14%	0
2015	11.466915	11.091866	-3.27%	0
2014	11.088407	11.466915	3.41%	0
2013	10.298127	11.088407	7.67%	0
2012	9.501166	10.298127	8.39%	0
2011*	10.000000	9.501166	-4.99%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.072001	12.053410	-7.79%	0
2017	12.024567	13.072001	8.71%	0
2016	10.961496	12.024567	9.70%	0
2015	11.181284	10.961496	-1.97%	0
2014	10.954813	11.181284	2.07%	0
2013	12.102911	10.954813	-9.49%	0
2012	10.350498	12.102911	16.93%	0
2011*	10.000000	10.350498	3.50%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.581320	10.581849	-8.63%	0
2017	10.373240	11.581320	11.65%	0
2016	9.095371	10.373240	14.05%	0
2015	10.647083	9.095371	-14.57%	0
2014*	10.000000	10.647083	6.47%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.431074	12.230518	-8.94%	0
2017	12.341121	13.431074	8.83%	0
2016	12.063722	12.341121	2.30%	0
2015	12.335931	12.063722	-2.21%	0
2014	10.922508	12.335931	12.94%	0
2013	10.728016	10.922508	1.81%	0
2012	8.322577	10.728016	28.90%	0
2011*	10.000000	8.322577	-16.77%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.044489	12.079292	-7.40%	0
2017	11.339119	13.044489	15.04%	0
2016	10.835071	11.339119	4.65%	0
2015	11.685455	10.835071	-7.28%	0
2014	11.549156	11.685455	1.18%	0
2013	10.057875	11.549156	14.83%	0
2012	8.917758	10.057875	12.78%	0
2011*	10.000000	8.917758	-10.82%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	17.024970	16.047163	-5.74%	0
2017	14.821204	17.024970	14.87%	0
2016	13.706849	14.821204	8.13%	0
2015	13.682729	13.706849	0.18%	0
2014	13.137444	13.682729	4.15%	0
2013	10.742106	13.137444	22.30%	0
2012	9.358163	10.742106	14.79%	0
2011*	10.000000	9.358163	-6.42%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.848207	10.508610	-3.13%	0
2017	10.284320	10.848207	5.48%	0
2016	9.541971	10.284320	7.78%	0
2015	9.905203	9.541971	-3.67%	0
2014	9.611787	9.905203	3.05%	0
2013*	10.000000	9.611787	-3.88%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.895353	10.800136	-9.21%	0
2017	10.124678	11.895353	17.49%	0
2016*	10.000000	10.124678	1.25%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.128861	1.29%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.446820	11.014214	-3.78%	0
2017	10.808571	11.446820	5.91%	0
2016	9.544388	10.808571	13.25%	0
2015	9.878928	9.544388	-3.39%	0
2014*	10.000000	9.878928	-1.21%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.672663	12.883554	-5.77%	0
2017	11.047330	13.672663	23.76%	0
2016*	10.000000	11.047330	10.47%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.397119	10.275921	-1.17%	0
2017	10.163551	10.397119	2.30%	0
2016	10.018701	10.163551	1.45%	0
2015	10.085186	10.018701	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.121882	16.929896	-11.46%	0
2017	16.090073	19.121882	18.84%	0
2016	14.967653	16.090073	7.50%	0
2015	15.357689	14.967653	-2.54%	0
2014	14.815306	15.357689	3.66%	0
2013	11.534853	14.815306	28.44%	0
2012	10.010994	11.534853	15.22%	0
2011	10.779097	10.010994	-7.13%	0
2010*	10.000000	10.779097	7.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.309889	14.240070	-6.99%	0
2017	13.773172	15.309889	11.16%	0
2016	13.084714	13.773172	5.26%	0
2015	13.331449	13.084714	-1.85%	0
2014	12.885223	13.331449	3.46%	0
2013	11.328662	12.885223	13.74%	0
2012	10.282854	11.328662	10.17%	0
2011	10.506944	10.282854	-2.13%	0
2010*	10.000000	10.506944	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.159104	15.632217	-8.90%	0
2017	14.936351	17.159104	14.88%	0
2016	14.029311	14.936351	6.47%	0
2015	14.332872	14.029311	-2.12%	0
2014	13.800200	14.332872	3.86%	0
2013	11.473810	13.800200	20.28%	0
2012	10.177998	11.473810	12.73%	0
2011	10.626269	10.177998	-4.22%	0
2010*	10.000000	10.626269	6.26%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.739769	12.308100	-3.39%	0
2017	12.074493	12.739769	5.51%	0
2016	11.634897	12.074493	3.78%	0
2015	11.815431	11.634897	-1.53%	0
2014	11.526147	11.815431	2.51%	0
2013	11.072900	11.526147	4.09%	0
2012	10.383759	11.072900	6.64%	0
2011	10.321701	10.383759	0.60%	0
2010*	10.000000	10.321701	3.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.813020	10.896305	-7.76%	0
2017	10.375955	11.813020	13.85%	0
2016	9.908828	10.375955	4.71%	0
2015	10.436873	9.908828	-5.06%	0
2014	10.288503	10.436873	1.44%	0
2013*	10.000000	10.288503	2.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.061542	11.118271	-7.82%	0
2017	10.322156	12.061542	16.85%	0
2016	9.796580	10.322156	5.36%	0
2015	10.381856	9.796580	-5.64%	0
2014	10.360577	10.381856	0.21%	0
2013*	10.000000	10.360577	3.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.243776	14.971283	-7.83%	0
2017	14.367440	16.243776	13.06%	0
2016	13.568602	14.367440	5.89%	0
2015	13.825367	13.568602	-1.86%	0
2014	13.327762	13.825367	3.73%	0
2013	11.404696	13.327762	16.86%	0
2012	10.231278	11.404696	11.47%	0
2011	10.559946	10.231278	-3.11%	0
2010*	10.000000	10.559946	5.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.951144	16.114540	-10.23%	0
2017	15.326210	17.951144	17.13%	0
2016	14.359418	15.326210	6.73%	0
2015	14.696791	14.359418	-2.30%	0
2014	14.168948	14.696791	3.73%	0
2013	11.493080	14.168948	23.28%	0
2012	10.111182	11.493080	13.67%	0
2011	10.692033	10.111182	-5.43%	0
2010*	10.000000	10.692033	6.92%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.456804	13.657456	-5.53%	0
2017	13.262063	14.456804	9.01%	0
2016	12.612275	13.262063	5.15%	0
2015	12.850855	12.612275	-1.86%	0
2014	12.446401	12.850855	3.25%	0
2013	11.279168	12.446401	10.35%	0
2012	10.332555	11.279168	9.16%	0
2011	10.443963	10.332555	-1.07%	0
2010*	10.000000	10.443963	4.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.518310	11.259594	-2.25%	0
2017	11.189456	11.518310	2.94%	0
2016	10.915326	11.189456	2.51%	0
2015	11.060550	10.915326	-1.31%	0
2014	10.630800	11.060550	4.04%	0
2013	10.940683	10.630800	-2.83%	0
2012	10.296247	10.940683	6.26%	0
2011*	10.000000	10.296247	2.96%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.074194	13.429913	-10.91%	0
2017	12.890099	15.074194	16.94%	0
2016	11.665410	12.890099	10.50%	0
2015	12.143057	11.665410	-3.93%	0
2014	11.869610	12.143057	2.30%	0
2013*	10.000000	11.869610	18.70%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.920881	12.729291	-8.56%	0
2017	12.327690	13.920881	12.92%	0
2016	11.424981	12.327690	7.90%	0
2015	11.723616	11.424981	-2.55%	0
2014	11.602466	11.723616	1.04%	0
2013*	10.000000	11.602466	16.02%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.990815	12.687787	-2.33%	0
2017	10.305732	12.990815	26.05%	0
2016*	10.000000	10.305732	3.06%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.113374	9.923157	-18.08%	0
2017	8.629377	12.113374	40.37%	0
2016	8.075626	8.629377	6.86%	0
2015	9.690880	8.075626	-16.67%	0
2014*	10.000000	9.690880	-3.09%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.230523	10.143369	-0.85%	0
2017	10.102245	10.230523	1.27%	0
2016	10.108524	10.102245	-0.06%	0
2015	10.201133	10.108524	-0.91%	0
2014*	10.000000	10.201133	2.01%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.394360	9.424786	0.32%	0
2017	9.449518	9.394360	-0.58%	0
2016	9.525328	9.449518	-0.80%	0
2015	9.602149	9.525328	-0.80%	0
2014	9.679590	9.602149	-0.80%	0
2013	9.757644	9.679590	-0.80%	0
2012	9.836551	9.757644	-0.80%	0
2011	9.915660	9.836551	-0.80%	0
2010	9.995600	9.915660	-0.80%	0
2009*	10.000000	9.995600	-0.04%	461
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.867389	10.146337	-14.50%	0
2017	9.579053	11.867389	23.89%	0
2016	9.567811	9.579053	0.12%	0
2015	9.738385	9.567811	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	13.017565	11.769476	-9.59%	0
2017	11.080256	13.017565	17.48%	0
2016	10.203353	11.080256	8.59%	0
2015	10.389325	10.203353	-1.79%	0
2014*	10.000000	10.389325	3.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.849010	11.183732	-5.61%	0
2017	10.747987	11.849010	10.24%	0
2016	10.192083	10.747987	5.45%	0
2015	10.292154	10.192083	-0.97%	0
2014*	10.000000	10.292154	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.454688	11.555116	-7.22%	0
2017	10.935488	12.454688	13.89%	0
2016	10.231599	10.935488	6.88%	0
2015	10.369255	10.231599	-1.33%	0
2014*	10.000000	10.369255	3.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.996825	10.711663	-2.59%	0
2017	10.489211	10.996825	4.84%	0
2016	10.141183	10.489211	3.43%	0
2015	10.195970	10.141183	-0.54%	0
2014*	10.000000	10.195970	1.96%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.882134	11.123519	-6.38%	0
2017	10.503925	11.882134	13.12%	0
2016	10.016692	10.503925	4.86%	0
2015	10.435703	10.016692	-4.02%	0
2014	10.267706	10.435703	1.64%	0
2013*	10.000000	10.267706	2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.230524	11.397660	-6.81%	0
2017	10.540880	12.230524	16.03%	0
2016	9.935108	10.540880	6.10%	0
2015	10.427642	9.935108	-4.72%	0
2014	10.332593	10.427642	0.92%	0
2013*	10.000000	10.332593	3.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.192016	11.407035	-6.44%	0
2017	10.883240	12.192016	12.03%	0
2016	10.239394	10.883240	6.29%	0
2015	10.356629	10.239394	-1.13%	0
2014*	10.000000	10.356629	3.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.708032	11.631825	-8.47%	0
2017	10.979092	12.708032	15.75%	0
2016	10.202127	10.979092	7.62%	0
2015	10.360005	10.202127	-1.52%	0
2014*	10.000000	10.360005	3.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.589817	11.067571	-4.51%	0
2017	10.697655	11.589817	8.34%	0
2016	10.201897	10.697655	4.86%	0
2015	10.287307	10.201897	-0.83%	0
2014*	10.000000	10.287307	2.87%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.429262	11.804742	-12.10%	0
2017	11.692347	13.429262	14.86%	0
2016	9.798389	11.692347	19.33%	0
2015	10.134225	9.798389	-3.31%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	16.045424	13.263167	-17.34%	0
2017	12.884339	16.045424	24.53%	0
2016	13.317133	12.884339	-3.25%	0
2015	13.512954	13.317133	-1.45%	0
2014	13.808601	13.512954	-2.14%	0
2013	11.496767	13.808601	20.11%	0
2012	10.032624	11.496767	14.59%	0
2011	11.190237	10.032624	-10.34%	0
2010*	10.000000	11.190237	11.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.747316	8.812772	-18.00%	0
2017	8.841386	10.747316	21.56%	0
2016	8.489574	8.841386	4.14%	0
2015	9.041335	8.489574	-6.10%	0
2014*	10.000000	9.041335	-9.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.231011	22.272089	-4.13%	0
2017	18.030565	23.231011	28.84%	0
2016	17.820943	18.030565	1.18%	0
2015	17.419499	17.820943	2.30%	0
2014	15.942127	17.419499	9.27%	0
2013	11.956130	15.942127	33.34%	0
2012	10.377798	11.956130	15.21%	0
2011	10.810780	10.377798	-4.01%	0
2010*	10.000000	10.810780	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.523458	17.957420	-12.50%	0
2017	18.090461	20.523458	13.45%	0
2016	15.714501	18.090461	15.12%	0
2015	16.404954	15.714501	-4.21%	0
2014	15.000685	16.404954	9.36%	0
2013	11.198957	15.000685	33.95%	0
2012	9.600587	11.198957	16.65%	0
2011	10.305714	9.600587	-6.84%	0
2010*	10.000000	10.305714	3.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.613918	20.851059	-7.80%	0
2017	17.875903	22.613918	26.51%	0
2016	16.990801	17.875903	5.21%	0
2015	17.187217	16.990801	-1.14%	0
2014	16.704439	17.187217	2.89%	0
2013	12.148953	16.704439	37.50%	0
2012	10.682721	12.148953	13.73%	0
2011	11.270329	10.682721	-5.21%	0
2010*	10.000000	11.270329	12.70%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.998891	20.674152	-13.85%	0
2017	21.251030	23.998891	12.93%	0
2016	18.216948	21.251030	16.66%	0
2015	18.909500	18.216948	-3.66%	0
2014	16.289548	18.909500	16.08%	0
2013	12.102894	16.289548	34.59%	0
2012	10.486612	12.102894	15.41%	0
2011	10.822223	10.486612	-3.10%	0
2010*	10.000000	10.822223	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.745261	13.465323	-8.68%	0
2017	11.898193	14.745261	23.93%	0
2016	11.074205	11.898193	7.44%	0
2015	11.079729	11.074205	-0.05%	0
2014*	10.000000	11.079729	10.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.588617	11.194138	-17.62%	0
2017	12.559609	13.588617	8.19%	0
2016	10.053503	12.559609	24.93%	0
2015	10.784042	10.053503	-6.77%	0
2014*	10.000000	10.784042	7.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	14.005505	12.137619	-13.34%	0
2017	12.440265	14.005505	12.58%	0
2016	10.209322	12.440265	21.85%	0
2015	10.462744	10.209322	-2.42%	0
2014*	10.000000	10.462744	4.63%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.458253	14.341537	-0.81%	0
2017	12.092722	14.458253	19.56%	0
2016	10.943615	12.092722	10.50%	0
2015	10.929635	10.943615	0.13%	0
2014*	10.000000	10.929635	9.30%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.500436	11.896838	-4.83%	0
2017	11.871697	12.500436	5.30%	0
2016	11.165857	11.871697	6.32%	0
2015	11.931244	11.165857	-6.41%	0
2014	9.352187	11.931244	27.58%	0
2013*	10.000000	9.352187	-6.48%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.563958	12.833482	-5.39%	0
2017	11.250806	13.563958	20.56%	0
2016	10.156551	11.250806	10.77%	0
2015	10.120742	10.156551	0.35%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.286420	10.287386	0.01%	0
2017	10.207947	10.286420	0.77%	0
2016	10.039882	10.207947	1.67%	0
2015	10.155493	10.039882	-1.14%	0
2014	10.187075	10.155493	-0.31%	0
2013	10.258394	10.187075	-0.70%	0
2012	9.989330	10.258394	2.69%	0
2011*	10.000000	9.989330	-0.11%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.097413	11.518339	-12.06%	0
2017	11.563011	13.097413	13.27%	0
2016	9.643383	11.563011	19.91%	0
2015	10.220071	9.643383	-5.64%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.872073	9.128490	-7.53%	0
2017	9.328216	9.872073	5.83%	0
2016	9.464273	9.328216	-1.44%	0
2015	10.049074	9.464273	-5.82%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.932912	9.909041	-9.37%	0
2017	9.987204	10.932912	9.47%	0
2016	9.218076	9.987204	8.34%	0
2015	10.029750	9.218076	-8.09%	0
2014	10.140626	10.029750	-1.09%	0
2013*	10.000000	10.140626	1.41%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.732880	9.999361	-6.83%	0
2017	10.517537	10.732880	2.05%	0
2016	9.366476	10.517537	12.29%	0
2015	9.755076	9.366476	-3.98%	0
2014	9.697775	9.755076	0.59%	0
2013*	10.000000	9.697775	-3.02%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.581945	10.149058	-4.09%	0
2017	10.446075	10.581945	1.30%	0
2016	10.089081	10.446075	3.54%	0
2015	10.432107	10.089081	-3.29%	0
2014	10.630625	10.432107	-1.87%	0
2013	10.244842	10.630625	3.77%	0
2012*	10.000000	10.244842	2.45%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.993411	13.739966	-14.09%	0
2017	11.826648	15.993411	35.23%	0
2016	11.940518	11.826648	-0.95%	0
2015	11.610430	11.940518	2.84%	0
2014	11.468270	11.610430	1.24%	0
2013*	10.000000	11.468270	14.68%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.237216	11.477607	-6.21%	0
2017	10.880067	12.237216	12.47%	0
2016	9.713998	10.880067	12.00%	0
2015	10.783044	9.713998	-9.91%	0
2014	10.820779	10.783044	-0.35%	0
2013	10.896130	10.820779	-0.69%	0
2012	9.567542	10.896130	13.89%	0
2011*	10.000000	9.567542	-4.32%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.832881	5.815336	-14.89%	0
2017	6.749638	6.832881	1.23%	0
2016	5.923045	6.749638	13.96%	0
2015	8.032038	5.923045	-26.26%	0
2014	9.949436	8.032038	-19.27%	0
2013	11.760215	9.949436	-15.40%	0
2012	11.277442	11.760215	4.28%	0
2011	12.295787	11.277442	-8.28%	0
2010*	10.000000	12.295787	22.96%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.682079	10.694315	0.11%	0
2017	10.264441	10.682079	4.07%	0
2016	9.888843	10.264441	3.80%	0
2015	10.150068	9.888843	-2.57%	0
2014	9.939373	10.150068	2.12%	0
2013*	10.000000	9.939373	-0.61%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.385742	13.581439	-5.59%	0
2017	13.209519	14.385742	8.90%	0
2016	11.761676	13.209519	12.31%	0
2015	12.143752	11.761676	-3.15%	0
2014	12.072118	12.143752	0.59%	0
2013	13.091305	12.072118	-7.79%	0
2012	11.206149	13.091305	16.82%	0
2011	10.635737	11.206149	5.36%	0
2010*	10.000000	10.635737	6.36%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.977841	11.371760	-5.06%	0
2017	11.126100	11.977841	7.66%	0
2016	10.790184	11.126100	3.11%	0
2015	11.346225	10.790184	-4.90%	0
2014	11.196058	11.346225	1.34%	0
2013	12.343751	11.196058	-9.30%	0
2012	11.644422	12.343751	6.01%	0
2011	10.923638	11.644422	6.60%	0
2010*	10.000000	10.923638	9.24%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	15.182501	14.645962	-3.53%	0
2017	14.368513	15.182501	5.67%	0
2016	12.891459	14.368513	11.46%	0
2015	13.229459	12.891459	-2.55%	0
2014	12.918523	13.229459	2.41%	0
2013	12.328639	12.918523	4.78%	0
2012	10.883434	12.328639	13.28%	0
2011	10.627302	10.883434	2.41%	0
2010*	10.000000	10.627302	6.27%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.414284	10.360097	-0.52%	0
2017*	10.000000	10.414284	4.14%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.131793	10.252891	1.20%	0
2017*	10.000000	10.131793	1.32%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.683969	11.117872	-4.85%	0
2017	10.636177	11.683969	9.85%	0
2016	10.419203	10.636177	2.08%	0
2015	11.315129	10.419203	-7.92%	0
2014	11.372152	11.315129	-0.50%	0
2013	12.269605	11.372152	-7.31%	0
2012	11.753803	12.269605	4.39%	0
2011	10.928561	11.753803	7.55%	0
2010*	10.000000	10.928561	9.29%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.263312	10.204892	-0.57%	0
2017	10.217903	10.263312	0.44%	0
2016	10.167391	10.217903	0.50%	0
2015	10.228032	10.167391	-0.59%	0
2014	10.233941	10.228032	-0.06%	0
2013	10.340494	10.233941	-1.03%	0
2012	9.857290	10.340494	4.90%	0
2011*	10.000000	9.857290	-1.43%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.529605	11.364242	-1.43%	0
2017	11.088208	11.529605	3.98%	0
2016	10.895885	11.088208	1.77%	0
2015	10.947014	10.895885	-0.47%	0
2014	10.593801	10.947014	3.33%	0
2013	10.903084	10.593801	-2.84%	0
2012	10.037599	10.903084	8.62%	0
2011*	10.000000	10.037599	0.38%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	15.126289	14.409420	-4.74%	0
2017	14.247883	15.126289	6.17%	0
2016	12.622858	14.247883	12.87%	0
2015	13.287467	12.622858	-5.00%	0
2014	13.434400	13.287467	-1.09%	0
2013	12.112762	13.434400	10.91%	0
2012	10.554154	12.112762	14.77%	0
2011	10.859588	10.554154	-2.81%	0
2010*	10.000000	10.859588	8.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.598962	15.378862	-1.41%	0
2017	15.005077	15.598962	3.96%	0
2016	13.876834	15.005077	8.13%	0
2015	13.967207	13.876834	-0.65%	0
2014	13.758034	13.967207	1.52%	0
2013	12.606079	13.758034	9.14%	0
2012	11.135144	12.606079	13.21%	0
2011	10.924896	11.135144	1.92%	0
2010*	10.000000	10.924896	9.25%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.194617	9.847116	-19.25%	0
2017	9.251207	12.194617	31.82%	0
2016	9.266311	9.251207	-0.16%	0
2015	10.307822	9.266311	-10.10%	0
2014	10.556505	10.307822	-2.36%	0
2013	9.255858	10.556505	14.05%	0
2012	8.080098	9.255858	14.55%	0
2011	11.157224	8.080098	-27.58%	0
2010*	10.000000	11.157224	11.57%	0
ProFunds - ProFund VP Banks - Q/NQ
2018	20.283121	16.519053	-18.56%	0
2017	17.339322	20.283121	16.98%	0
2016	14.183965	17.339322	22.25%	0
2015	14.360531	14.183965	-1.23%	0
2014	13.115439	14.360531	9.49%	0
2013	9.906821	13.115439	32.39%	0
2012	7.486145	9.906821	32.34%	0
2011*	10.000000	7.486145	-25.14%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	12.093787	9.878133	-18.32%	0
2017	9.914912	12.093787	21.98%	0
2016	8.434976	9.914912	17.55%	0
2015	9.878262	8.434976	-14.61%	0
2014	9.792759	9.878262	0.87%	0
2013	8.335333	9.792759	17.48%	0
2012	7.745420	8.335333	7.62%	0
2011*	10.000000	7.745420	-22.55%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.763264	2.852148	3.22%	0
2017	3.395520	2.763264	-18.62%	0
2016	3.936692	3.395520	-13.75%	0
2015	4.173939	3.936692	-5.68%	0
2014	4.906728	4.173939	-14.93%	0
2013	6.734331	4.906728	-27.14%	0
2012	8.139580	6.734331	-17.26%	0
2011	9.005212	8.139580	-9.61%	0
2010*	10.000000	9.005212	-9.95%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	29.416198	27.210584	-7.50%	0
2017	24.198055	29.416198	21.56%	0
2016	28.859620	24.198055	-16.15%	0
2015	28.162783	28.859620	2.47%	0
2014	21.884444	28.162783	28.69%	0
2013	13.098897	21.884444	67.07%	0
2012	9.384605	13.098897	39.58%	0
2011*	10.000000	9.384605	-6.15%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	21.110114	19.653104	-6.90%	0
2017	17.831036	21.110114	18.39%	0
2016	16.391040	17.831036	8.79%	0
2015	16.599263	16.391040	-1.25%	0
2014	15.011560	16.599263	10.58%	0
2013	11.662352	15.011560	28.72%	0
2012	10.322876	11.662352	12.98%	0
2011	10.405866	10.322876	-0.80%	0
2010*	10.000000	10.405866	4.06%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.412820	15.561125	-15.49%	0
2017	16.132306	18.412820	14.14%	0
2016	15.705621	16.132306	2.72%	0
2015	15.199506	15.705621	3.33%	0
2014	13.900448	15.199506	9.35%	0
2013	10.908785	13.900448	27.42%	0
2012	9.919698	10.908785	9.97%	0
2011*	10.000000	9.919698	-0.80%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.847987	22.803681	-0.19%	0
2017	19.457903	22.847987	17.42%	0
2016	18.826516	19.457903	3.35%	0
2015	18.128217	18.826516	3.85%	0
2014	16.249548	18.128217	11.56%	0
2013	11.711374	16.249548	38.75%	0
2012	9.669115	11.711374	21.12%	0
2011*	10.000000	9.669115	-3.31%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.875992	8.300760	-15.95%	0
2017	7.470817	9.875992	32.19%	0
2016	6.784025	7.470817	10.12%	0
2015	8.275633	6.784025	-18.02%	0
2014	8.637788	8.275633	-4.19%	0
2013	9.305063	8.637788	-7.17%	0
2012	8.801951	9.305063	5.72%	0
2011	11.050127	8.801951	-20.35%	0
2010*	10.000000	11.050127	10.50%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.648750	11.626058	-14.82%	0
2017	11.493089	13.648750	18.76%	0
2016	10.746302	11.493089	6.95%	0
2015	12.155117	10.746302	-11.59%	0
2014	13.412958	12.155117	-9.38%	0
2013	11.116060	13.412958	20.66%	0
2012	9.610892	11.116060	15.66%	0
2011	10.633030	9.610892	-9.61%	0
2010*	10.000000	10.633030	6.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	19.760902	17.557652	-11.15%	0
2017	16.854198	19.760902	17.25%	0
2016	14.732761	16.854198	14.40%	0
2015	15.076894	14.732761	-2.28%	0
2014	13.459895	15.076894	12.01%	0
2013	10.273084	13.459895	31.02%	0
2012	8.302735	10.273084	23.73%	0
2011*	10.000000	8.302735	-16.97%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.705544	23.522049	3.60%	0
2017	18.928759	22.705544	19.95%	0
2016	19.887044	18.928759	-4.82%	0
2015	19.088529	19.887044	4.18%	0
2014	15.555928	19.088529	22.71%	0
2013	11.220419	15.555928	38.64%	0
2012	9.634206	11.220419	16.46%	0
2011*	10.000000	9.634206	-3.66%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.600860	16.961324	-13.47%	0
2017	16.142884	19.600860	21.42%	0
2016	13.843719	16.142884	16.61%	0
2015	14.449598	13.843719	-4.19%	0
2014	13.796602	14.449598	4.73%	0
2013	10.064430	13.796602	37.08%	0
2012	8.761436	10.064430	14.87%	0
2011*	10.000000	8.761436	-12.39%	0
ProFunds - ProFund VP International - Q/NQ
2018	13.079893	10.930030	-16.44%	0
2017	10.825534	13.079893	20.82%	0
2016	11.014540	10.825534	-1.72%	0
2015	11.508741	11.014540	-4.29%	0
2014	12.625182	11.508741	-8.84%	0
2013	10.650805	12.625182	18.54%	0
2012	9.261242	10.650805	15.00%	0
2011	10.898547	9.261242	-15.02%	0
2010*	10.000000	10.898547	8.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	25.676159	26.726310	4.09%	0
2017	19.024290	25.676159	34.97%	0
2016	18.172535	19.024290	4.69%	0
2015	15.221112	18.172535	19.39%	0
2014	15.173643	15.221112	0.31%	0
2013	10.082388	15.173643	50.50%	0
2012	8.486544	10.082388	18.80%	0
2011*	10.000000	8.486544	-15.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.328061	14.312206	-12.35%	0
2017	13.895453	16.328061	17.51%	0
2016	13.949710	13.895453	-0.39%	0
2015	13.290239	13.949710	4.96%	0
2014	12.978709	13.290239	2.40%	0
2013	8.826022	12.978709	47.05%	0
2012	7.236541	8.826022	21.96%	0
2011	8.955009	7.236541	-19.19%	0
2010*	10.000000	8.955009	-10.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.922072	27.179618	-2.66%	0
2017	21.589639	27.922072	29.33%	0
2016	20.676621	21.589639	4.42%	0
2015	19.397408	20.676621	6.59%	0
2014	16.711881	19.397408	16.07%	0
2013	12.546462	16.711881	33.20%	0
2012	10.881598	12.546462	15.30%	0
2011	10.811870	10.881598	0.64%	0
2010*	10.000000	10.811870	8.12%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.257570	8.908681	-20.86%	0
2017	11.720147	11.257570	-3.95%	0
2016	9.513592	11.720147	23.19%	0
2015	12.515473	9.513592	-23.99%	0
2014	14.154582	12.515473	-11.58%	0
2013	11.500430	14.154582	23.08%	0
2012	11.266949	11.500430	2.07%	0
2011	11.108115	11.266949	1.43%	0
2010*	10.000000	11.108115	11.08%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.380883	18.033355	-6.95%	0
2017	17.703201	19.380883	9.48%	0
2016	18.537722	17.703201	-4.50%	0
2015	17.892190	18.537722	3.61%	0
2014	15.111024	17.892190	18.40%	0
2013	11.572790	15.111024	30.57%	0
2012	10.429868	11.572790	10.96%	0
2011*	10.000000	10.429868	4.30%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.522127	3.023210	-14.17%	0
2017	3.372468	3.522127	4.44%	0
2016	2.181804	3.372468	54.57%	0
2015	3.275446	2.181804	-33.39%	0
2014	4.336896	3.275446	-24.47%	0
2013	7.045223	4.336896	-38.44%	0
2012	8.311169	7.045223	-15.23%	0
2011*	10.000000	8.311169	-16.89%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.903012	13.940972	-6.46%	0
2017	13.903759	14.903012	7.19%	0
2016	13.256820	13.903759	4.88%	0
2015	13.320564	13.256820	-0.48%	0
2014	10.740956	13.320564	24.02%	0
2013	10.817554	10.740956	-0.71%	0
2012	9.306754	10.817554	16.23%	0
2011*	10.000000	9.306754	-6.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.244744	3.352587	3.32%	0
2017	3.712865	3.244744	-12.61%	0
2016	3.946425	3.712865	-5.92%	0
2015	4.042418	3.946425	-2.37%	0
2014	5.843071	4.042418	-30.82%	0
2013	5.056991	5.843071	15.54%	0
2012	5.477716	5.056991	-7.68%	0
2011	8.835026	5.477716	-38.00%	0
2010*	10.000000	8.835026	-11.65%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.376427	21.706145	-10.95%	0
2017	18.127413	24.376427	34.47%	0
2016	14.308716	18.127413	26.69%	0
2015	14.851170	14.308716	-3.65%	0
2014	11.128387	14.851170	33.45%	0
2013	8.404618	11.128387	32.41%	0
2012	8.841085	8.404618	-4.94%	0
2011*	10.000000	8.841085	-11.59%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.965542	5.545547	11.68%	0
2017	6.936766	4.965542	-28.42%	0
2016	8.348326	6.936766	-16.91%	0
2015	7.546457	8.348326	10.63%	0
2014	7.836896	7.546457	-3.71%	0
2013	7.918363	7.836896	-1.03%	0
2012	9.179803	7.918363	-13.74%	0
2011	8.362242	9.179803	9.78%	0
2010*	10.000000	8.362242	-16.38%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.841403	4.400154	14.55%	0
2017	4.879130	3.841403	-21.27%	0
2016	5.226552	4.879130	-6.65%	0
2015	5.475803	5.226552	-4.55%	0
2014	5.369637	5.475803	1.98%	0
2013	6.852515	5.369637	-21.64%	0
2012	8.651678	6.852515	-20.80%	0
2011	8.566934	8.651678	0.99%	0
2010*	10.000000	8.566934	-14.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.990276	1.917273	-3.67%	0
2017	2.683851	1.990276	-25.84%	0
2016	3.008030	2.683851	-10.78%	0
2015	3.487155	3.008030	-13.74%	0
2014	4.360413	3.487155	-20.03%	0
2013	6.226371	4.360413	-29.97%	0
2012	7.729489	6.226371	-19.45%	0
2011	8.703475	7.729489	-11.19%	0
2010*	10.000000	8.703475	-12.97%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	22.499405	21.806178	-3.08%	0
2017	16.777418	22.499405	34.11%	0
2016	15.054255	16.777418	11.45%	0
2015	14.819656	15.054255	1.58%	0
2014	12.647985	14.819656	17.17%	0
2013	10.184330	12.647985	24.19%	0
2012	9.307293	10.184330	9.42%	0
2011*	10.000000	9.307293	-6.93%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.447902	12.167019	-15.79%	0
2017	14.880067	14.447902	-2.90%	0
2016	12.329675	14.880067	20.68%	0
2015	12.242865	12.329675	0.71%	0
2014	12.272139	12.242865	-0.24%	0
2013	11.038819	12.272139	11.17%	0
2012	9.550500	11.038819	15.58%	0
2011*	10.000000	9.550500	-4.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.453720	15.436269	-6.18%	0
2017	15.148876	16.453720	8.61%	0
2016	15.317845	15.148876	-1.10%	0
2015	16.364465	15.317845	-6.40%	0
2014	12.094771	16.364465	35.30%	0
2013	15.072973	12.094771	-19.76%	0
2012	15.048399	15.072973	0.16%	0
2011	10.570204	15.048399	42.37%	0
2010*	10.000000	10.570204	5.70%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	72.085691	64.618777	-10.36%	0
2017	43.168159	72.085691	66.99%	0
2016	40.061270	43.168159	7.76%	0
2015	35.548604	40.061270	12.69%	0
2014	26.380744	35.548604	34.75%	0
2013	14.853103	26.380744	77.61%	0
2012	11.194637	14.853103	32.68%	0
2011	11.421136	11.194637	-1.98%	0
2010*	10.000000	11.421136	14.21%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.377380	0.330963	-12.30%	0
2017	0.690883	0.377380	-45.38%	0
2016	0.872844	0.690883	-20.85%	0
2015	1.193191	0.872844	-26.85%	0
2014	1.872184	1.193191	-36.27%	0
2013	3.674248	1.872184	-49.05%	0
2012	5.717965	3.674248	-35.74%	0
2011	7.406503	5.717965	-22.80%	0
2010*	10.000000	7.406503	-25.93%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.605104	17.967267	2.06%	0
2017	16.040123	17.605104	9.76%	0
2016	14.050985	16.040123	14.16%	0
2015	15.133216	14.050985	-7.15%	0
2014	12.118490	15.133216	24.88%	0
2013	10.780914	12.118490	12.41%	0
2012	10.852668	10.780914	-0.66%	0
2011*	10.000000	10.852668	8.53%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	8.681297	6.958848	-19.84%	0
2017	7.779874	8.681297	11.59%	0
2016	6.162830	7.779874	26.24%	0
2015	6.529927	6.162830	-5.62%	0
2014	6.364987	6.529927	2.59%	0
2013	4.966825	6.364987	28.15%	0
2012	4.030814	4.966825	23.22%	0
2011	5.224752	4.030814	-22.85%	0
2010	4.659361	5.224752	12.13%	0
2009	4.863968	4.659361	-4.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.317740	10.905890	-18.11%	0
2017	11.055221	13.317740	20.47%	0
2016	8.516028	11.055221	29.82%	0
2015	10.380252	8.516028	-17.96%	0
2014	10.657446	10.380252	-2.60%	0
2013	10.610829	10.657446	0.44%	0
2012	9.660631	10.610829	9.84%	0
2011	11.657148	9.660631	-17.13%	0
2010	9.276689	11.657148	25.66%	0
2009	6.015415	9.276689	54.22%	20
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	39.538039	35.515833	-10.17%	0
2017	30.791199	39.538039	28.41%	0
2016	38.635081	30.791199	-20.30%	0
2015	35.904401	38.635081	7.61%	0
2014	27.276130	35.904401	31.63%	0
2013	17.831130	27.276130	52.97%	0
2012	13.218850	17.831130	34.89%	0
2011	12.049194	13.218850	9.71%	0
2010	10.972118	12.049194	9.82%	0
2009	9.346488	10.972118	17.39%	1
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	3.029757	2.550854	-15.81%	0
2017	2.924539	3.029757	3.60%	0
2016	2.670271	2.924539	9.52%	0
2015	4.066211	2.670271	-34.33%	0
2014	6.211592	4.066211	-34.54%	0
2013	6.469449	6.211592	-3.99%	0
2012	6.614857	6.469449	-2.20%	0
2011	7.142682	6.614857	-7.39%	0
2010	6.665105	7.142682	7.17%	0
2009	6.022518	6.665105	10.67%	7,818

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.824697	20.768056	-12.83%	0
2017	21.533831	23.824697	10.64%	0
2016	20.591639	21.533831	4.58%	0
2015	19.541743	20.591639	5.37%	0
2014	17.490856	19.541743	11.73%	0
2013	13.747893	17.490856	27.23%	0
2012	12.709213	13.747893	8.17%	0
2011	11.261571	12.709213	12.85%	0
2010	9.679548	11.261571	16.34%	0
2009	8.191557	9.679548	18.16%	13
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	27.944567	23.775549	-14.92%	0
2017	17.770501	27.944567	57.25%	0
2016	13.703464	17.770501	29.68%	0
2015	14.422272	13.703464	-4.98%	0
2014	12.447100	14.422272	15.87%	0
2013	7.712063	12.447100	61.40%	0
2012	6.636547	7.712063	16.21%	0
2011	6.132599	6.636547	8.22%	0
2010	4.962091	6.132599	23.59%	0
2009	3.654642	4.962091	35.78%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.387766	15.922202	-13.41%	0
2017	14.142897	18.387766	30.01%	0
2016	11.466046	14.142897	23.35%	0
2015	11.320373	11.466046	1.29%	0
2014	9.222478	11.320373	22.75%	0
2013	6.883855	9.222478	33.97%	0
2012	6.867277	6.883855	0.24%	0
2011	8.289223	6.867277	-17.15%	0
2010	7.627300	8.289223	8.68%	0
2009	4.474192	7.627300	70.47%	15
Rydex Variable Trust - Energy Fund - Q/NQ
2018	7.748730	5.727460	-26.09%	0
2017	8.333099	7.748730	-7.01%	0
2016	6.394338	8.333099	30.32%	0
2015	9.238112	6.394338	-30.78%	0
2014	11.443972	9.238112	-19.28%	0
2013	9.343521	11.443972	22.48%	0
2012	9.198051	9.343521	1.58%	0
2011	9.847983	9.198051	-6.60%	0
2010	8.338606	9.847983	18.10%	0
2009	6.069217	8.338606	37.39%	8

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.703454	2.535712	-46.09%	0
2017	5.827835	4.703454	-19.29%	0
2016	4.770301	5.827835	22.17%	0
2015	7.040678	4.770301	-32.25%	0
2014	10.044518	7.040678	-29.91%	0
2013	8.173040	10.044518	22.90%	0
2012	8.205954	8.173040	-0.40%	0
2011	9.119463	8.205954	-10.02%	0
2010	7.293250	9.119463	25.04%	0
2009	4.526601	7.293250	61.12%	15
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.609079	5.311891	-19.63%	0
2017	5.180524	6.609079	27.58%	0
2016	5.530692	5.180524	-6.33%	0
2015	6.006972	5.530692	-7.93%	0
2014	6.919798	6.006972	-13.19%	0
2013	5.630323	6.919798	22.90%	0
2012	4.665362	5.630323	20.68%	0
2011	5.541729	4.665362	-15.81%	0
2010	6.261066	5.541729	-11.49%	0
2009	4.652800	6.261066	34.57%	10
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.267632	9.804638	-12.98%	0
2017	9.827709	11.267632	14.65%	0
2016	8.553128	9.827709	14.90%	0
2015	8.980085	8.553128	-4.75%	0
2014	8.041014	8.980085	11.68%	0
2013	6.354782	8.041014	26.53%	0
2012	5.221673	6.354782	21.70%	0
2011	6.187050	5.221673	-15.60%	0
2010	5.453583	6.187050	13.45%	0
2009	4.593460	5.453583	18.72%	16
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	18.384277	17.265406	-6.09%	0
2017	16.904236	18.384277	8.76%	0
2016	17.098118	16.904236	-1.13%	0
2015	18.161564	17.098118	-5.86%	0
2014	13.595708	18.161564	33.58%	0
2013	16.765526	13.595708	-18.91%	0
2012	16.407976	16.765526	2.18%	0
2011	11.690335	16.407976	40.36%	0
2010	10.703290	11.690335	9.22%	0
2009	15.760903	10.703290	-32.09%	11,334

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	23.585786	23.688000	0.43%	0
2017	19.351757	23.585786	21.88%	0
2016	21.602017	19.351757	-10.42%	0
2015	20.832521	21.602017	3.69%	0
2014	16.851824	20.832521	23.62%	0
2013	11.978874	16.851824	40.68%	0
2012	10.306623	11.978874	16.23%	0
2011	9.924340	10.306623	3.85%	0
2010	9.370121	9.924340	5.91%	0
2009	7.577936	9.370121	23.65%	8
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.539989	11.348084	-1.66%	0
2017	10.885414	11.539989	6.01%	0
2016	9.830811	10.885414	10.73%	0
2015	9.980911	9.830811	-1.50%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	25.773487	24.747777	-3.98%	0
2017	19.394440	25.773487	32.89%	0
2016	18.719342	19.394440	3.61%	0
2015	17.414591	18.719342	7.49%	0
2014	17.218133	17.414591	1.14%	0
2013	11.477223	17.218133	50.02%	0
2012	9.696087	11.477223	18.37%	0
2011	11.097275	9.696087	-12.63%	0
2010	9.262625	11.097275	19.81%	0
2009	5.629829	9.262625	64.53%	26
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.565145	0.568657	0.62%	0
2017	0.933199	0.565145	-39.44%	0
2016	1.337104	0.933199	-30.21%	0
2015	1.465620	1.337104	-8.77%	0
2014	1.888500	1.465620	-22.39%	0
2013	3.392703	1.888500	-44.34%	0
2012	4.410570	3.392703	-23.08%	0
2011	6.096721	4.410570	-27.66%	0
2010	8.816459	6.096721	-30.85%	0
2009	16.057390	8.816459	-45.09%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	3.030334	3.119870	2.95%	0
2017	3.352637	3.030334	-9.61%	0
2016	3.481992	3.352637	-3.71%	0
2015	3.553324	3.481992	-2.01%	0
2014	4.770368	3.553324	-25.51%	0
2013	4.172151	4.770368	14.34%	0
2012	4.483578	4.172151	-6.95%	0
2011	6.497372	4.483578	-30.99%	0
2010	7.511929	6.497372	-13.51%	0
2009	6.341504	7.511929	18.46%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	2.031082	2.234444	10.01%	0
2017	2.368209	2.031082	-14.24%	0
2016	2.952030	2.368209	-19.78%	0
2015	3.009687	2.952030	-1.92%	0
2014	3.430498	3.009687	-12.27%	0
2013	4.774533	3.430498	-28.15%	0
2012	5.895585	4.774533	-19.02%	0
2011	6.413441	5.895585	-8.07%	0
2010	8.653671	6.413441	-25.89%	0
2009	13.478426	8.653671	-35.80%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.518353	1.464473	-3.55%	0
2017	2.031478	1.518353	-25.26%	0
2016	2.262290	2.031478	-10.20%	0
2015	2.617430	2.262290	-13.57%	0
2014	3.242642	2.617430	-19.28%	0
2013	4.607283	3.242642	-29.62%	0
2012	5.708961	4.607283	-19.30%	0
2011	6.399752	5.708961	-10.79%	0
2010	8.194056	6.399752	-21.90%	0
2009	13.784983	8.194056	-40.56%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.865928	2.056962	10.24%	0
2017	2.174187	1.865928	-14.18%	0
2016	2.749248	2.174187	-20.92%	0
2015	2.768623	2.749248	-0.70%	0
2014	3.061868	2.768623	-9.58%	0
2013	4.463478	3.061868	-31.40%	0
2012	5.497613	4.463478	-18.81%	0
2011	5.998584	5.497613	-8.35%	0
2010	8.355132	5.998584	-28.20%	0
2009	12.544273	8.355132	-33.39%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.567869	2.648228	3.13%	0
2017	3.131909	2.567869	-18.01%	0
2016	3.587879	3.131909	-12.71%	0
2015	3.784626	3.587879	-5.20%	0
2014	4.459783	3.784626	-15.14%	0
2013	6.118049	4.459783	-27.10%	0
2012	7.428949	6.118049	-17.65%	0
2011	8.233347	7.428949	-9.77%	0
2010	9.994739	8.233347	-17.62%	0
2009	13.906633	9.994739	-28.13%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	16.578437	12.671314	-23.57%	0
2017	11.118941	16.578437	49.10%	0
2016	10.295926	11.118941	7.99%	0
2015	9.267266	10.295926	11.10%	0
2014	11.043828	9.267266	-16.09%	0
2013	7.136504	11.043828	54.75%	0
2012	5.989948	7.136504	19.14%	0
2011	8.497939	5.989948	-29.51%	0
2010	7.402351	8.497939	14.80%	0
2009	6.033623	7.402351	22.69%	3
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	20.968697	18.005354	-14.13%	0
2017	17.598206	20.968697	19.15%	0
2016	16.191233	17.598206	8.69%	0
2015	16.272354	16.191233	-0.50%	0
2014	15.261027	16.272354	6.63%	0
2013	10.802606	15.261027	41.27%	0
2012	8.976148	10.802606	20.35%	0
2011	8.831874	8.976148	1.63%	0
2010	6.830433	8.831874	29.30%	0
2009	5.036052	6.830433	35.63%	13
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	24.343762	19.463882	-20.05%	0
2017	20.041270	24.343762	21.47%	0
2016	15.583233	20.041270	28.61%	0
2015	16.623585	15.583233	-6.26%	0
2014	14.970893	16.623585	11.04%	0
2013	10.045385	14.970893	49.03%	0
2012	8.144985	10.045385	23.33%	0
2011	8.885098	8.144985	-8.33%	0
2010	6.511522	8.885098	36.45%	0
2009	4.307262	6.511522	51.18%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	57.443237	51.677233	-10.04%	0
2017	34.164695	57.443237	68.14%	0
2016	31.423852	34.164695	8.72%	0
2015	27.635220	31.423852	13.71%	0
2014	20.397624	27.635220	35.48%	0
2013	11.409657	20.397624	78.78%	0
2012	8.575557	11.409657	33.05%	0
2011	8.703400	8.575557	-1.47%	0
2010	6.408721	8.703400	35.81%	0
2009	2.966118	6.408721	116.06%	8
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	29.067528	28.312205	-2.60%	0
2017	22.346810	29.067528	30.07%	0
2016	21.255288	22.346810	5.14%	0
2015	19.795392	21.255288	7.37%	0
2014	16.990800	19.795392	16.51%	0
2013	12.723099	16.990800	33.54%	0
2012	10.983871	12.723099	15.83%	0
2011	10.837248	10.983871	1.35%	0
2010	9.220278	10.837248	17.54%	0
2009	6.114849	9.220278	50.79%	131
Rydex Variable Trust - Nova Fund - Q/NQ
2018	21.563383	19.182179	-11.04%	0
2017	16.494685	21.563383	30.73%	0
2016	14.368358	16.494685	14.80%	0
2015	14.589032	14.368358	-1.51%	0
2014	12.401595	14.589032	17.64%	0
2013	8.390861	12.401595	47.80%	0
2012	6.919421	8.390861	21.27%	0
2011	7.057477	6.919421	-1.96%	0
2010	5.930337	7.057477	19.01%	0
2009	4.411701	5.930337	34.42%	34,911
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.428492	4.490601	-17.28%	0
2017	5.110199	5.428492	6.23%	0
2016	3.112241	5.110199	64.20%	0
2015	4.505802	3.112241	-30.93%	0
2014	5.495423	4.505802	-18.01%	0
2013	10.278331	5.495423	-46.53%	0
2012	10.804153	10.278331	-4.87%	0
2011	14.360140	10.804153	-24.76%	0
2010	10.483948	14.360140	36.97%	0
2009	7.081528	10.483948	48.05%	15

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	13.807597	12.692567	-8.08%	0
2017	13.050258	13.807597	5.80%	0
2016	11.942873	13.050258	9.27%	0
2015	12.350996	11.942873	-3.30%	0
2014	10.289045	12.350996	20.04%	0
2013	9.978425	10.289045	3.11%	0
2012	8.499850	9.978425	17.40%	0
2011	8.378535	8.499850	1.45%	0
2010	6.764183	8.378535	23.87%	0
2009	5.443404	6.764183	24.26%	88
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	20.112441	19.306131	-4.01%	0
2017	17.970225	20.112441	11.92%	0
2016	18.060531	17.970225	-0.50%	0
2015	18.451057	18.060531	-2.12%	0
2014	17.118122	18.451057	7.79%	0
2013	12.707245	17.118122	34.71%	0
2012	10.970101	12.707245	15.84%	0
2011	10.501961	10.970101	4.46%	0
2010	8.459898	10.501961	24.14%	0
2009	5.913096	8.459898	43.07%	9
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	19.880358	15.861551	-20.21%	0
2017	16.698234	19.880358	19.06%	0
2016	12.906958	16.698234	29.37%	0
2015	14.309837	12.906958	-9.80%	0
2014	13.832126	14.309837	3.45%	0
2013	8.793809	13.832126	57.29%	0
2012	7.260213	8.793809	21.12%	0
2011	8.334159	7.260213	-12.89%	0
2010	6.094704	8.334159	36.74%	0
2009	4.608626	6.094704	32.25%	65
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	23.334404	19.581016	-16.09%	0
2017	16.392846	23.334404	42.35%	0
2016	13.724449	16.392846	19.44%	0
2015	14.068553	13.724449	-2.45%	0
2014	11.377072	14.068553	23.66%	0
2013	6.797857	11.377072	67.36%	0
2012	5.296322	6.797857	28.35%	0
2011	5.558400	5.296322	-4.71%	0
2010	4.465880	5.558400	24.46%	0
2009	3.075581	4.465880	45.20%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	23.782659	22.262403	-6.39%	0
2017	19.272425	23.782659	23.40%	0
2016	18.939388	19.272425	1.76%	0
2015	18.888030	18.939388	0.27%	0
2014	16.936793	18.888030	11.52%	0
2013	12.081462	16.936793	40.19%	0
2012	10.748480	12.081462	12.40%	0
2011	10.954203	10.748480	-1.88%	0
2010	8.831762	10.954203	24.03%	0
2009	6.046679	8.831762	46.06%	36
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	18.767695	16.137630	-14.01%	0
2017	16.328509	18.767695	14.94%	0
2016	14.020600	16.328509	16.46%	0
2015	15.596521	14.020600	-10.10%	0
2014	14.171462	15.596521	10.06%	0
2013	9.834377	14.171462	44.10%	0
2012	8.110932	9.834377	21.25%	0
2011	8.443732	8.110932	-3.94%	0
2010	7.074505	8.443732	19.35%	0
2009	4.714893	7.074505	50.05%	18
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	23.481901	19.839142	-15.51%	0
2017	19.931256	23.481901	17.81%	0
2016	19.563466	19.931256	1.88%	0
2015	19.464385	19.563466	0.51%	0
2014	19.930758	19.464385	-2.34%	0
2013	14.987975	19.930758	32.98%	0
2012	13.019111	14.987975	15.12%	0
2011	13.210780	13.019111	-1.45%	0
2010	10.044775	13.210780	31.52%	0
2009	6.457062	10.044775	55.56%	53
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	18.291502	14.700857	-19.63%	0
2017	16.296068	18.291502	12.24%	0
2016	12.745329	16.296068	27.86%	0
2015	14.577669	12.745329	-12.57%	0
2014	13.769425	14.577669	5.87%	0
2013	10.220936	13.769425	34.72%	0
2012	8.807387	10.220936	16.05%	0
2011	9.562013	8.807387	-7.89%	0
2010	8.023875	9.562013	19.17%	0
2009	5.209933	8.023875	54.01%	18

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	21.857270	19.723839	-9.76%	0
2017	18.980483	21.857270	15.16%	0
2016	16.120135	18.980483	17.74%	0
2015	16.310991	16.120135	-1.17%	0
2014	16.442584	16.310991	-0.80%	0
2013	11.729990	16.442584	40.18%	0
2012	10.690720	11.729990	9.72%	0
2011	10.410791	10.690720	2.69%	0
2010	8.369006	10.410791	24.40%	0
2009	6.297277	8.369006	32.90%	21
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	15.915670	12.538809	-21.22%	0
2017	16.088301	15.915670	-1.07%	0
2016	12.310431	16.088301	30.69%	0
2015	14.353620	12.310431	-14.23%	0
2014	14.281896	14.353620	0.50%	0
2013	10.080024	14.281896	41.69%	0
2012	8.441228	10.080024	19.41%	0
2011	9.396537	8.441228	-10.17%	0
2010	7.571827	9.396537	24.10%	0
2009	4.703866	7.571827	60.97%	29
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.650253	8.485801	10.92%	0
2017	9.364520	7.650253	-18.31%	0
2016	8.822148	9.364520	6.15%	0
2015	7.845784	8.822148	12.44%	0
2014	6.433701	7.845784	21.95%	0
2013	6.684020	6.433701	-3.75%	0
2012	7.189599	6.684020	-7.03%	0
2011	7.570006	7.189599	-5.03%	0
2010	7.991120	7.570006	-5.27%	0
2009	9.571541	7.991120	-16.51%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	19.851054	19.397260	-2.29%	0
2017	15.087618	19.851054	31.57%	0
2016	13.692847	15.087618	10.19%	0
2015	13.651284	13.692847	0.30%	0
2014	12.481363	13.651284	9.37%	0
2013	9.292920	12.481363	34.31%	0
2012	8.365489	9.292920	11.09%	0
2011	9.287225	8.365489	-9.92%	0
2010	8.356513	9.287225	11.14%	0
2009	5.413712	8.356513	54.36%	11

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	8.861848	8.325099	-6.06%	0
2017	8.439194	8.861848	5.01%	0
2016	7.246040	8.439194	16.47%	0
2015	7.831402	7.246040	-7.47%	0
2014	7.693331	7.831402	1.79%	0
2013	6.602360	7.693331	16.52%	0
2012	6.347264	6.602360	4.02%	0
2011	7.474886	6.347264	-15.09%	0
2010	6.580295	7.474886	13.59%	0
2009	5.154770	6.580295	27.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	20.238908	16.050702	-20.69%	0
2017	16.720097	20.238908	21.05%	0
2016	14.602016	16.720097	14.51%	0
2015	17.133274	14.602016	-14.77%	0
2014	14.064578	17.133274	21.82%	0
2013	9.411862	14.064578	49.43%	0
2012	8.069060	9.411862	16.64%	0
2011	9.151554	8.069060	-11.83%	0
2010	7.431793	9.151554	23.14%	0
2009	6.382088	7.431793	16.45%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	16.664534	17.155893	2.95%	0
2017	15.131600	16.664534	10.13%	0
2016	13.111279	15.131600	15.41%	0
2015	14.267362	13.111279	-8.10%	0
2014	11.703187	14.267362	21.91%	0
2013	10.382725	11.703187	12.72%	0
2012	10.350957	10.382725	0.31%	0
2011	8.972759	10.350957	15.36%	0
2010	8.462736	8.972759	6.03%	0
2009	7.496721	8.462736	12.89%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.007413	5.265910	-12.34%	0
2017	5.075475	6.007413	18.36%	0
2016	5.604481	5.075475	-9.44%	0
2015	6.792802	5.604481	-17.49%	0
2014	8.769385	6.792802	-22.54%	0
2013	9.096185	8.769385	-3.59%	0
2012	9.098621	9.096185	-0.03%	0
2011	9.522607	9.098621	-4.45%	0
2010	10.169693	9.522607	-6.36%	0
2009	9.616410	10.169693	5.75%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.284163	10.925219	6.23%	0
2017	10.107694	10.284163	1.75%	0
2016	9.946070	10.107694	1.63%	0
2015	10.117862	9.946070	-1.70%	0
2014	10.061165	10.117862	0.56%	0
2013*	10.000000	10.061165	0.61%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.835771	8.966702	-17.25%	0
2017*	10.000000	10.835771	8.36%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.394316	4.549282	-28.85%	0
2017	6.557092	6.394316	-2.48%	0
2016	4.599423	6.557092	42.56%	0
2015	6.966670	4.599423	-33.98%	0
2014	8.681305	6.966670	-19.75%	0
2013	7.917303	8.681305	9.65%	0
2012	7.719890	7.917303	2.56%	0
2011*	10.000000	7.719890	-22.80%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	14.951176	13.873258	-7.21%	0
2017	13.041599	14.951176	14.64%	0
2016	12.593530	13.041599	3.56%	0
2015	12.539244	12.593530	0.43%	0
2014	11.807300	12.539244	6.20%	0
2013	10.241863	11.807300	15.28%	0
2012	9.111195	10.241863	12.41%	0
2011*	10.000000	9.111195	-8.89%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.682208	-23.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.725802	7.814584	-19.65%	0
2017	9.891971	9.725802	-1.68%	0
2016	7.085787	9.891971	39.60%	0
2015	11.512650	7.085787	-38.45%	0
2014	10.375475	11.512650	10.96%	0
2013*	10.000000	10.375475	3.75%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.319174	11.550519	-13.28%	0
2017	10.749937	13.319174	23.90%	0
2016	10.041319	10.749937	7.06%	0
2015	10.262529	10.041319	-2.16%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.864521	10.468053	-3.65%	408
2017	10.569336	10.864521	2.79%	2,494
2016	10.211659	10.569336	3.50%	1,246
2015	10.559814	10.211659	-3.30%	1,400
2014	10.310134	10.559814	2.42%	1,612
2013	11.361937	10.310134	-9.26%	1,726
2012	10.671402	11.361937	6.47%	2,188
2011*	10.000000	10.671402	6.71%	2,046
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.471881	11.516116	-7.66%	0
2017	10.439797	12.471881	19.46%	2,164
2016	9.278056	10.439797	12.52%	2,286
2015*	10.000000	9.278056	-7.22%	2,571
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.115729	10.912991	-9.93%	2,276
2017	11.236413	12.115729	7.83%	2,276
2016	9.406113	11.236413	19.46%	2,276
2015*	10.000000	9.406113	-5.94%	3,149

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	11.020647	10.134430	-8.04%	0
2017	9.866832	11.020647	11.69%	0
2016	9.588302	9.866832	2.90%	0
2015	9.847006	9.588302	-2.63%	985
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.513050	12.834093	-11.57%	0
2017	11.651555	14.513050	24.56%	0
2016	11.537974	11.651555	0.98%	0
2015	11.639089	11.537974	-0.87%	0
2014	11.521912	11.639089	1.02%	0
2013*	10.000000	11.521912	15.22%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.138863	9.979702	-1.57%	0
2017	9.907878	10.138863	2.33%	0
2016*	10.000000	9.907878	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.334275	10.655199	-5.99%	0
2017	9.964214	11.334275	13.75%	0
2016	9.466279	9.964214	5.26%	0
2015	9.943726	9.466279	-4.80%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.902772	11.843782	-8.21%	0
2017	11.170954	12.902772	15.50%	0
2016*	10.000000	11.170954	11.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.491215	13.278505	-8.37%	0
2017	12.853174	14.491215	12.74%	0
2016	12.487892	12.853174	2.93%	0
2015	12.722295	12.487892	-1.84%	0
2014	12.588113	12.722295	1.07%	0
2013	11.096378	12.588113	13.44%	0
2012	10.177379	11.096378	9.03%	0
2011	10.652203	10.177379	-4.46%	0
2010*	10.000000	10.652203	6.52%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.146171	9.279618	-8.54%	0
2017*	10.000000	10.146171	1.46%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.238125	9.744717	-4.82%	0
2017*	10.000000	10.238125	2.38%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.070285	5.316825	-12.41%	0
2017	6.030697	6.070285	0.66%	0
2016	5.429591	6.030697	11.07%	0
2015	7.310994	5.429591	-25.73%	0
2014	8.885202	7.310994	-17.72%	0
2013	9.987182	8.885202	-11.03%	0
2012	10.288566	9.987182	-2.93%	0
2011	11.879510	10.288566	-13.39%	0
2010*	10.000000	11.879510	18.80%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.755276	11.498562	-16.41%	0
2017	12.059145	13.755276	14.07%	0
2016	10.557354	12.059145	14.23%	0
2015	10.922696	10.557354	-3.34%	0
2014*	10.000000	10.922696	9.23%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.648045	10.547974	-0.94%	0
2017	10.381693	10.648045	2.57%	0
2016	9.610697	10.381693	8.02%	0
2015*	10.000000	9.610697	-3.89%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.270217	-17.30%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.845366	12.956352	-6.42%	0
2017	12.276584	13.845366	12.78%	0
2016	12.039668	12.276584	1.97%	0
2015	12.150193	12.039668	-0.91%	0
2014	11.611267	12.150193	4.64%	0
2013	10.153358	11.611267	14.36%	0
2012	9.124225	10.153358	11.28%	0
2011*	10.000000	9.124225	-8.76%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.840702	11.218161	-5.26%	12,775
2017	10.284471	11.840702	15.13%	0
2016	9.695753	10.284471	6.07%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.132515	11.001878	-9.32%	0
2017	10.862174	12.132515	11.70%	0
2016	9.306878	10.862174	16.71%	0
2015*	10.000000	9.306878	-6.93%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.060855	11.758879	-9.97%	0
2017	11.296077	13.060855	15.62%	0
2016*	10.000000	11.296077	12.96%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.728514	13.552359	-1.28%	0
2017	10.270188	13.728514	33.67%	8,591
2016	10.301337	10.270188	-0.30%	2,357
2015*	10.000000	10.301337	3.01%	21,431
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.970093	10.481867	-4.45%	0
2017	10.348470	10.970093	6.01%	0
2016	9.141678	10.348470	13.20%	0
2015*	10.000000	9.141678	-8.58%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.316596	10.147911	-1.64%	0
2017	10.005406	10.316596	3.11%	0
2016*	10.000000	10.005406	0.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.228045	10.413521	-7.25%	0
2017	10.912488	11.228045	2.89%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.982238	10.581034	-3.65%	0
2017	10.299040	10.982238	6.63%	5,611
2016	9.616131	10.299040	7.10%	0
2015	9.890034	9.616131	-2.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.915567	15.152820	-10.42%	0
2017	15.235230	16.915567	11.03%	0
2016	13.576102	15.235230	12.22%	0
2015	14.599574	13.576102	-7.01%	0
2014	14.316968	14.599574	1.97%	0
2013	11.666498	14.316968	22.72%	0
2012	10.202422	11.666498	14.35%	0
2011	10.450851	10.202422	-2.38%	0
2010*	10.000000	10.450851	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.439173	11.802055	-5.12%	12,215
2017	11.439029	12.439173	8.74%	0
2016	10.117968	11.439029	13.06%	0
2015	10.979214	10.117968	-7.84%	0
2014	10.584762	10.979214	3.73%	0
2013*	10.000000	10.584762	5.85%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.744729	12.098578	-11.98%	0
2017	12.764736	13.744729	7.68%	0
2016	11.476508	12.764736	11.22%	0
2015	12.013388	11.476508	-4.47%	0
2014	11.462063	12.013388	4.81%	0
2013*	10.000000	11.462063	14.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.733586	9.837425	1.07%	0
2017	9.631333	9.733586	1.06%	0
2016	9.436406	9.631333	2.07%	0
2015*	10.000000	9.436406	-5.64%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.470669	10.879549	-5.15%	0
2017	10.227741	11.470669	12.15%	0
2016	9.886374	10.227741	3.45%	0
2015	10.586980	9.886374	-6.62%	0
2014	10.272454	10.586980	3.06%	0
2013*	10.000000	10.272454	2.72%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.887325	9.936911	0.50%	0
2017	9.848193	9.887325	0.40%	0
2016	9.837854	9.848193	0.11%	0
2015	9.978570	9.837854	-1.41%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.434459	-5.66%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.097593	6.401680	-9.80%	0
2017	6.584806	7.097593	7.79%	0
2016	7.791551	6.584806	-15.49%	0
2015	7.981915	7.791551	-2.38%	660
2014	7.182424	7.981915	11.13%	738
2013	7.061158	7.182424	1.72%	1,161
2012	8.020474	7.061158	-11.96%	932
2011	8.852874	8.020474	-9.40%	3,471
2010	9.256044	8.852874	-4.36%	1,103
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.731646	10.126774	-13.68%	0
2017	10.301840	11.731646	13.88%	0
2016	10.322308	10.301840	-0.20%	0
2015	10.281260	10.322308	0.40%	845
2014	10.087483	10.281260	1.92%	946
2013	8.661799	10.087483	16.46%	1,058
2012	8.365536	8.661799	3.54%	1,193
2011	9.029677	8.365536	-7.36%	1,294
2010	8.189188	9.029677	10.26%	1,413

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.111685	8.575384	-5.89%	0
2017	8.863889	9.111685	2.80%	0
2016	8.983114	8.863889	-1.33%	0
2015	8.895667	8.983114	0.98%	1,046
2014	8.572502	8.895667	3.77%	1,170
2013	8.505378	8.572502	0.79%	1,308
2012	8.391739	8.505378	1.35%	1,472
2011	8.186743	8.391739	2.50%	1,739
2010	7.776203	8.186743	5.28%	1,728
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.412005	11.223486	-1.65%	948
2017	11.124388	11.412005	2.59%	0
2016	10.334568	11.124388	7.64%	0
2015	10.347779	10.334568	-0.13%	0
2014	10.193774	10.347779	1.51%	0
2013*	10.000000	10.193774	1.94%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.978127	11.078756	-7.51%	0
2017	10.999123	11.978127	8.90%	0
2016	9.947652	10.999123	10.57%	0
2015	10.494728	9.947652	-5.21%	0
2014	10.012935	10.494728	4.81%	0
2013*	10.000000	10.012935	0.13%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.658916	12.805626	-6.25%	0
2017	11.647389	13.658916	17.27%	0
2016	12.056592	11.647389	-3.39%	0
2015	13.267285	12.056592	-9.13%	0
2014	14.124684	13.267285	-6.07%	0
2013	11.384603	14.124684	24.07%	0
2012	9.634852	11.384603	18.16%	0
2011	10.471877	9.634852	-7.99%	0
2010*	10.000000	10.471877	4.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.230837	9.068600	-19.25%	4,004
2017	8.861134	11.230837	26.74%	1,736
2016	7.399330	8.861134	19.76%	1,144
2015	9.334971	7.399330	-20.74%	0
2014	9.872793	9.334971	-5.45%	0
2013*	10.000000	9.872793	-1.27%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.236481	10.676593	-4.98%	0
2017	10.451790	11.236481	7.51%	0
2016	9.137826	10.451790	14.38%	0
2015	9.812606	9.137826	-6.88%	0
2014	10.048394	9.812606	-2.35%	0
2013*	10.000000	10.048394	0.48%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.559402	10.361688	-1.87%	0
2017	10.253507	10.559402	2.98%	0
2016	9.918372	10.253507	3.38%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.133379	11.718206	-3.42%	0
2017	10.964761	12.133379	10.66%	0
2016*	10.000000	10.964761	9.65%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.750145	12.034088	-5.62%	0
2017	11.628273	12.750145	9.65%	0
2016	11.065807	11.628273	5.08%	0
2015	11.445757	11.065807	-3.32%	0
2014	11.073531	11.445757	3.36%	0
2013	10.289482	11.073531	7.62%	0
2012	9.497990	10.289482	8.33%	0
2011*	10.000000	9.497990	-5.02%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	13.028173	12.006914	-7.84%	0
2017	11.990277	13.028173	8.66%	0
2016	10.935740	11.990277	9.64%	0
2015	11.160643	10.935740	-2.02%	0
2014	10.940108	11.160643	2.02%	0
2013	12.092760	10.940108	-9.53%	0
2012	10.347046	12.092760	16.87%	0
2011*	10.000000	10.347046	3.47%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.559938	10.556955	-8.68%	0
2017	10.359292	11.559938	11.59%	0
2016	9.087717	10.359292	13.99%	0
2015	10.643491	9.087717	-14.62%	0
2014*	10.000000	10.643491	6.43%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.386097	12.183386	-8.98%	0
2017	12.305973	13.386097	8.78%	0
2016	12.035404	12.305973	2.25%	0
2015	12.313176	12.035404	-2.26%	0
2014	10.907853	12.313176	12.88%	0
2013	10.719020	10.907853	1.76%	0
2012	8.319787	10.719020	28.84%	0
2011*	10.000000	8.319787	-16.80%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	13.000751	12.032698	-7.45%	0
2017	11.306776	13.000751	14.98%	0
2016	10.809613	11.306776	4.60%	0
2015	11.663882	10.809613	-7.32%	0
2014	11.533650	11.663882	1.13%	0
2013	10.049431	11.533650	14.77%	0
2012	8.914770	10.049431	12.73%	0
2011*	10.000000	8.914770	-10.85%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.967898	15.985269	-5.79%	0
2017	14.778947	16.967898	14.81%	0
2016	13.674642	14.778947	8.08%	0
2015	13.657463	13.674642	0.13%	0
2014	13.119796	13.657463	4.10%	0
2013	10.733081	13.119796	22.24%	0
2012	9.355034	10.733081	14.73%	0
2011*	10.000000	9.355034	-6.45%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.822749	10.478632	-3.18%	0
2017	10.265335	10.822749	5.43%	10,573
2016	9.529142	10.265335	7.73%	607
2015	9.896868	9.529142	-3.72%	665
2014	9.608549	9.896868	3.00%	0
2013*	10.000000	9.608549	-3.91%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.148917	10.117296	-9.25%	0
2017	9.494113	11.148917	17.43%	0
2016	9.298686	9.494113	2.10%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.125446	1.25%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.425627	10.988260	-3.83%	0
2017	10.793978	11.425627	5.85%	0
2016	9.536286	10.793978	13.19%	0
2015	9.875518	9.536286	-3.44%	0
2014*	10.000000	9.875518	-1.24%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.661235	12.866258	-5.82%	0
2017	11.043651	13.661235	23.70%	0
2016*	10.000000	11.043651	10.44%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.380693	10.254489	-1.22%	0
2017	10.152595	10.380693	2.25%	0
2016	10.012931	10.152595	1.39%	0
2015	10.084476	10.012931	-0.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	19.048214	16.856117	-11.51%	0
2017	16.036142	19.048214	18.78%	0
2016	14.924989	16.036142	7.44%	0
2015	15.321643	14.924989	-2.59%	0
2014	14.787984	15.321643	3.61%	0
2013	11.519384	14.787984	28.37%	0
2012	10.002615	11.519384	15.16%	0
2011	10.775495	10.002615	-7.17%	0
2010*	10.000000	10.775495	7.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.250892	14.178014	-7.03%	3,014
2017	13.727001	15.250892	11.10%	3,014
2016	13.047410	13.727001	5.21%	3,014
2015	13.300145	13.047410	-1.90%	3,014
2014	12.861447	13.300145	3.41%	3,014
2013	11.313467	12.861447	13.68%	3,014
2012	10.274258	11.313467	10.11%	0
2011	10.503438	10.274258	-2.18%	0
2010*	10.000000	10.503438	5.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	17.092982	15.564082	-8.94%	2,884
2017	14.886274	17.092982	14.82%	2,884
2016	13.989308	14.886274	6.41%	2,884
2015	14.299208	13.989308	-2.17%	2,884
2014	13.774718	14.299208	3.81%	2,884
2013	11.458394	13.774718	20.22%	2,884
2012	10.169466	11.458394	12.67%	0
2011	10.622714	10.169466	-4.27%	2,011
2010*	10.000000	10.622714	6.23%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.690686	12.254461	-3.44%	0
2017	12.034029	12.690686	5.46%	0
2016	11.601744	12.034029	3.73%	25,021
2015	11.787700	11.601744	-1.58%	0
2014	11.504890	11.787700	2.46%	0
2013	11.058055	11.504890	4.04%	0
2012	10.375071	11.058055	6.58%	0
2011	10.318260	10.375071	0.55%	0
2010*	10.000000	10.318260	3.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.788419	10.868098	-7.81%	0
2017	10.359559	11.788419	13.79%	0
2016	9.898146	10.359559	4.66%	0
2015	10.430891	9.898146	-5.11%	0
2014	10.287794	10.430891	1.39%	0
2013*	10.000000	10.287794	2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	12.036449	11.089519	-7.87%	0
2017	10.305866	12.036449	16.79%	0
2016	9.786042	10.305866	5.31%	0
2015	10.375918	9.786042	-5.69%	0
2014	10.359862	10.375918	0.15%	0
2013*	10.000000	10.359862	3.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	16.181190	14.906036	-7.88%	0
2017	14.319279	16.181190	13.00%	0
2016	13.529915	14.319279	5.83%	0
2015	13.792904	13.529915	-1.91%	0
2014	13.303172	13.792904	3.68%	0
2013	11.389393	13.303172	16.80%	0
2012	10.222712	11.389393	11.41%	0
2011	10.556418	10.222712	-3.16%	9,016
2010*	10.000000	10.556418	5.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.881992	16.044327	-10.28%	0
2017	15.274837	17.881992	17.07%	0
2016	14.318482	15.274837	6.68%	0
2015	14.662278	14.318482	-2.34%	0
2014	14.142808	14.662278	3.67%	0
2013	11.477655	14.142808	23.22%	0
2012	10.102715	11.477655	13.61%	0
2011	10.688457	10.102715	-5.48%	0
2010*	10.000000	10.688457	6.88%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.401089	13.597938	-5.58%	0
2017	13.217603	14.401089	8.95%	0
2016	12.576315	13.217603	5.10%	0
2015	12.820681	12.576315	-1.91%	0
2014	12.423435	12.820681	3.20%	0
2013	11.264026	12.423435	10.29%	0
2012	10.323907	11.264026	9.11%	3,978
2011	10.440468	10.323907	-1.12%	0
2010*	10.000000	10.440468	4.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.479686	11.216143	-2.30%	0
2017	11.157537	11.479686	2.89%	618
2016	10.889666	11.157537	2.46%	740
2015	11.040128	10.889666	-1.36%	598
2014	10.616526	11.040128	3.99%	104
2013	10.931490	10.616526	-2.88%	0
2012	10.292799	10.931490	6.21%	0
2011*	10.000000	10.292799	2.93%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	15.036581	13.389604	-10.95%	0
2017	12.864403	15.036581	16.89%	0
2016	11.648006	12.864403	10.44%	0
2015	12.131060	11.648006	-3.98%	0
2014	11.863868	12.131060	2.25%	0
2013*	10.000000	11.863868	18.64%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.886144	12.691094	-8.61%	1,702
2017	12.303115	13.886144	12.87%	1,702
2016	11.407938	12.303115	7.85%	1,702
2015	11.712033	11.407938	-2.60%	1,702
2014	11.596848	11.712033	0.99%	1,702
2013*	10.000000	11.596848	15.97%	1,702
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.708026	12.405314	-2.38%	0
2017	10.086463	12.708026	25.99%	0
2016	9.845415	10.086463	2.45%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.090909	9.899724	-18.12%	0
2017	8.617702	12.090909	40.30%	0
2016	8.068760	8.617702	6.80%	0
2015	9.687531	8.068760	-16.71%	0
2014*	10.000000	9.687531	-3.12%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.211561	10.119426	-0.90%	0
2017	10.088588	10.211561	1.22%	0
2016	10.099938	10.088588	-0.11%	0
2015	10.197611	10.099938	-0.96%	0
2014*	10.000000	10.197611	1.98%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.356337	9.381882	0.27%	0
2017	9.415999	9.356337	-0.63%	2,031
2016	9.496304	9.415999	-0.85%	3,214
2015	9.577714	9.496304	-0.85%	5,244
2014	9.659819	9.577714	-0.85%	5,107
2013	9.742625	9.659819	-0.85%	4,490
2012	9.826376	9.742625	-0.85%	7,614
2011	9.910376	9.826376	-0.85%	4,309
2010	9.995324	9.910376	-0.85%	1,061
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.848651	10.125171	-14.55%	2,115
2017	9.568738	11.848651	23.83%	1,624
2016	9.562319	9.568738	0.07%	1,757
2015	9.737699	9.562319	-1.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.993435	11.741703	-9.63%	0
2017	11.065274	12.993435	17.43%	0
2016	10.194683	11.065274	8.54%	0
2015	10.385738	10.194683	-1.84%	0
2014*	10.000000	10.385738	3.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.827050	11.157343	-5.66%	0
2017	10.733466	11.827050	10.19%	0
2016	10.183425	10.733466	5.40%	0
2015	10.288587	10.183425	-1.02%	0
2014*	10.000000	10.288587	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.431598	11.527844	-7.27%	0
2017	10.920708	12.431598	13.84%	0
2016	10.222905	10.920708	6.83%	0
2015	10.365674	10.222905	-1.38%	0
2014*	10.000000	10.365674	3.66%	32,549
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.976438	10.686379	-2.64%	0
2017	10.475033	10.976438	4.79%	0
2016	10.132573	10.475033	3.38%	0
2015	10.192447	10.132573	-0.59%	0
2014*	10.000000	10.192447	1.92%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.857401	11.094732	-6.43%	0
2017	10.487329	11.857401	13.06%	0
2016	10.005898	10.487329	4.81%	0
2015	10.429727	10.005898	-4.06%	0
2014	10.266997	10.429727	1.58%	0
2013*	10.000000	10.266997	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.205084	11.368180	-6.86%	0
2017	10.524237	12.205084	15.97%	0
2016	9.924417	10.524237	6.04%	0
2015	10.421674	9.924417	-4.77%	0
2014	10.331879	10.421674	0.87%	0
2013*	10.000000	10.331879	3.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.169439	11.380138	-6.49%	0
2017	10.868542	12.169439	11.97%	0
2016	10.230701	10.868542	6.23%	0
2015	10.353063	10.230701	-1.18%	0
2014*	10.000000	10.353063	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.684483	11.604396	-8.52%	0
2017	10.964264	12.684483	15.69%	0
2016	10.193463	10.964264	7.56%	0
2015	10.356429	10.193463	-1.57%	0
2014*	10.000000	10.356429	3.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.568331	11.041449	-4.55%	0
2017	10.683196	11.568331	8.29%	0
2016	10.193231	10.683196	4.81%	0
2015	10.283755	10.193231	-0.88%	0
2014*	10.000000	10.283755	2.84%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.408080	11.780151	-12.14%	0
2017	11.679764	13.408080	14.80%	0
2016	9.792754	11.679764	19.27%	0
2015	10.133509	9.792754	-3.36%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.983597	13.205353	-17.38%	657
2017	12.841151	15.983597	24.47%	1,503
2016	13.279162	12.841151	-3.30%	1,267
2015	13.481208	13.279162	-1.50%	452
2014	13.783113	13.481208	-2.19%	0
2013	11.481340	13.783113	20.05%	0
2012	10.024219	11.481340	14.54%	0
2011	11.186496	10.024219	-10.39%	0
2010*	10.000000	11.186496	11.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.727385	8.791954	-18.04%	1,705
2017	8.829417	10.727385	21.50%	1,351
2016	8.482363	8.829417	4.09%	2,245
2015	9.038206	8.482363	-6.15%	0
2014*	10.000000	9.038206	-9.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	23.141567	22.175091	-4.18%	294
2017	17.970168	23.141567	28.78%	1,050
2016	17.770186	17.970168	1.13%	1,057
2015	17.378640	17.770186	2.25%	0
2014	15.912742	17.378640	9.21%	0
2013	11.940116	15.912742	33.27%	0
2012	10.369124	11.940116	15.15%	0
2011	10.807172	10.369124	-4.05%	0
2010*	10.000000	10.807172	8.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.444355	17.879145	-12.55%	1,208
2017	18.029794	20.444355	13.39%	1,448
2016	15.669683	18.029794	15.06%	1,009
2015	16.366420	15.669683	-4.26%	0
2014	14.973005	16.366420	9.31%	0
2013	11.183929	14.973005	33.88%	0
2012	9.592551	11.183929	16.59%	0
2011	10.302269	9.592551	-6.89%	97
2010*	10.000000	10.302269	3.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.526786	20.760185	-7.84%	0
2017	17.815975	22.526786	26.44%	0
2016	16.942356	17.815975	5.16%	0
2015	17.146849	16.942356	-1.19%	0
2014	16.673612	17.146849	2.84%	0
2013	12.132643	16.673612	37.43%	0
2012	10.673775	12.132643	13.67%	0
2011	11.266561	10.673775	-5.26%	0
2010*	10.000000	11.266561	12.67%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.906468	20.584090	-13.90%	418
2017	21.179830	23.906468	12.87%	0
2016	18.165032	21.179830	16.60%	0
2015	18.865116	18.165032	-3.71%	0
2014	16.259508	18.865116	16.03%	0
2013	12.086668	16.259508	34.52%	0
2012	10.477836	12.086668	15.35%	0
2011	10.818601	10.477836	-3.15%	0
2010*	10.000000	10.818601	8.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.717939	13.433557	-8.73%	0
2017	11.882123	14.717939	23.87%	0
2016	11.064799	11.882123	7.39%	0
2015	11.075914	11.064799	-0.10%	0
2014*	10.000000	11.075914	10.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.563443	11.167723	-17.66%	2,051
2017	12.542639	13.563443	8.14%	2,051
2016	10.044967	12.542639	24.86%	2,051
2015	10.780312	10.044967	-6.82%	2,051
2014*	10.000000	10.780312	7.80%	2,051
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	13.979566	12.108997	-13.38%	899
2017	12.423463	13.979566	12.53%	0
2016	10.200656	12.423463	21.79%	0
2015	10.459130	10.200656	-2.47%	0
2014*	10.000000	10.459130	4.59%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.431478	14.307722	-0.86%	0
2017	12.076387	14.431478	19.50%	0
2016	10.934327	12.076387	10.44%	0
2015	10.925863	10.934327	0.08%	0
2014*	10.000000	10.925863	9.26%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.471100	11.862905	-4.88%	0
2017	11.849801	12.471100	5.24%	0
2016	11.150863	11.849801	6.27%	0
2015	11.921231	11.150863	-6.46%	0
2014	9.349036	11.921231	27.51%	0
2013*	10.000000	9.349036	-6.51%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.542543	12.806719	-5.43%	1,694
2017	11.238687	13.542543	20.50%	3,702
2016	10.150712	11.238687	10.72%	8,598
2015	10.120028	10.150712	0.30%	19,192

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.251954	10.247722	-0.04%	1,252
2017	10.178860	10.251954	0.72%	1,838
2016	10.016312	10.178860	1.62%	3,314
2015	10.136746	10.016312	-1.19%	0
2014	10.173400	10.136746	-0.36%	0
2013	10.249795	10.173400	-0.75%	166
2012	9.986001	10.249795	2.64%	0
2011*	10.000000	9.986001	-0.14%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.076741	11.494327	-12.10%	0
2017	11.550563	13.076741	13.21%	0
2016	9.637841	11.550563	19.85%	0
2015	10.219353	9.637841	-5.69%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.856481	9.109453	-7.58%	0
2017	9.318166	9.856481	5.78%	0
2016	9.458831	9.318166	-1.49%	0
2015	10.048368	9.458831	-5.87%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.910159	9.883410	-9.41%	0
2017	9.971419	10.910159	9.41%	0
2016	9.208141	9.971419	8.29%	0
2015	10.023996	9.208141	-8.14%	0
2014	10.139922	10.023996	-1.14%	0
2013*	10.000000	10.139922	1.40%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.707617	9.970763	-6.88%	0
2017	10.498066	10.707617	2.00%	3,551
2016	9.353840	10.498066	12.23%	0
2015	9.746863	9.353840	-4.03%	0
2014	9.694509	9.746863	0.54%	0
2013*	10.000000	9.694509	-3.05%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.552387	10.115587	-4.14%	0
2017	10.422133	10.552387	1.25%	0
2016	10.071022	10.422133	3.49%	0
2015	10.418678	10.071022	-3.34%	0
2014	10.622302	10.418678	-1.92%	0
2013	10.241980	10.622302	3.71%	8,451
2012*	10.000000	10.241980	2.42%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.955877	13.700769	-14.13%	0
2017	11.804819	15.955877	35.16%	667
2016	11.924473	11.804819	-1.00%	0
2015	11.600680	11.924473	2.79%	0
2014	11.464413	11.600680	1.19%	0
2013*	10.000000	11.464413	14.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.196198	11.433337	-6.25%	0
2017	10.849042	12.196198	12.42%	0
2016	9.691162	10.849042	11.95%	0
2015	10.763126	9.691162	-9.96%	0
2014	10.806237	10.763126	-0.40%	0
2013	10.886981	10.806237	-0.74%	0
2012	9.564338	10.886981	13.83%	0
2011*	10.000000	9.564338	-4.36%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.806534	5.789969	-14.94%	0
2017	6.727004	6.806534	1.18%	0
2016	5.906153	6.727004	13.90%	0
2015	8.013181	5.906153	-26.29%	0
2014	9.931085	8.013181	-19.31%	0
2013	11.744440	9.931085	-15.44%	0
2012	11.268001	11.744440	4.23%	0
2011	12.291681	11.268001	-8.33%	0
2010*	10.000000	12.291681	22.92%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.659853	10.666668	0.06%	0
2017	10.248240	10.659853	4.02%	0
2016	9.878204	10.248240	3.75%	0
2015	10.144249	9.878204	-2.62%	857
2014	9.938687	10.144249	2.07%	0
2013*	10.000000	9.938687	-0.61%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.330290	13.522239	-5.64%	0
2017	13.165224	14.330290	8.85%	0
2016	11.728127	13.165224	12.25%	0
2015	12.115220	11.728127	-3.20%	0
2014	12.049835	12.115220	0.54%	135
2013	13.073738	12.049835	-7.83%	98
2012	11.196768	13.073738	16.76%	1,755
2011	10.632181	11.196768	5.31%	224
2010*	10.000000	10.632181	6.32%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.931666	11.322178	-5.11%	0
2017	11.088789	11.931666	7.60%	0
2016	10.759412	11.088789	3.06%	0
2015	11.319568	10.759412	-4.95%	0
2014	11.175383	11.319568	1.29%	0
2013	12.327186	11.175383	-9.34%	0
2012	11.634681	12.327186	5.95%	0
2011	10.919984	11.634681	6.54%	227
2010*	10.000000	10.919984	9.20%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	15.123962	14.582099	-3.58%	0
2017	14.320316	15.123962	5.61%	0
2016	12.854682	14.320316	11.40%	446
2015	13.198379	12.854682	-2.60%	0
2014	12.894682	13.198379	2.36%	0
2013	12.312098	12.894682	4.73%	649
2012	10.874331	12.312098	13.22%	0
2011	10.623753	10.874331	2.36%	354
2010*	10.000000	10.623753	6.24%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.410808	10.351381	-0.57%	0
2017*	10.000000	10.410808	4.11%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.128407	10.244271	1.14%	0
2017*	10.000000	10.128407	1.28%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.638882	11.069354	-4.89%	0
2017	10.600460	11.638882	9.80%	0
2016	10.389446	10.600460	2.03%	0
2015	11.288506	10.389446	-7.96%	1,023
2014	11.351123	11.288506	-0.55%	0
2013	12.253096	11.351123	-7.36%	196
2012	11.743930	12.253096	4.34%	0
2011	10.924865	11.743930	7.50%	324
2010*	10.000000	10.924865	9.25%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.228856	10.165484	-0.62%	1,895
2017	10.188720	10.228856	0.39%	1,152
2016	10.143456	10.188720	0.45%	1,036
2015	10.209103	10.143456	-0.64%	0
2014	10.220146	10.209103	-0.11%	0
2013	10.331764	10.220146	-1.08%	0
2012	9.853948	10.331764	4.85%	0
2011*	10.000000	9.853948	-1.46%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.490957	11.320395	-1.48%	1,518
2017	11.056595	11.490957	3.93%	1,230
2016	10.870278	11.056595	1.71%	0
2015	10.926799	10.870278	-0.52%	604
2014	10.579569	10.926799	3.28%	0
2013	10.893925	10.579569	-2.89%	0
2012	10.034250	10.893925	8.57%	0
2011*	10.000000	10.034250	0.34%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	15.067923	14.346551	-4.79%	0
2017	14.200039	15.067923	6.11%	0
2016	12.586796	14.200039	12.82%	0
2015	13.256194	12.586796	-5.05%	0
2014	13.409547	13.256194	-1.14%	0
2013	12.096448	13.409547	10.86%	0
2012	10.545280	12.096448	14.71%	0
2011	10.855914	10.545280	-2.86%	0
2010*	10.000000	10.855914	8.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.538917	15.311911	-1.46%	0
2017	14.954823	15.538917	3.91%	153
2016	13.837313	14.954823	8.08%	145
2015	13.934459	13.837313	-0.70%	0
2014	13.732693	13.934459	1.47%	0
2013	12.589204	13.732693	9.08%	345
2012	11.125849	12.589204	13.15%	2,273
2011	10.921251	11.125849	1.87%	2,590
2010*	10.000000	10.921251	9.21%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.147612	9.804186	-19.29%	0
2017	9.220178	12.147612	31.75%	0
2016	9.239885	9.220178	-0.21%	0
2015	10.283615	9.239885	-10.15%	0
2014	10.537028	10.283615	-2.40%	0
2013	9.243441	10.537028	13.99%	0
2012	8.073336	9.243441	14.49%	0
2011	11.153498	8.073336	-27.62%	0
2010*	10.000000	11.153498	11.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2018	20.215151	16.455346	-18.60%	0
2017	17.289903	20.215151	16.92%	0
2016	14.150657	17.289903	22.18%	0
2015	14.334028	14.150657	-1.28%	3,602
2014	13.097826	14.334028	9.44%	0
2013	9.898496	13.097826	32.32%	0
2012	7.483629	9.898496	32.27%	0
2011*	10.000000	7.483629	-25.16%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	12.053233	9.840020	-18.36%	0
2017	9.886636	12.053233	21.91%	1,404
2016	8.415149	9.886636	17.49%	0
2015	9.860022	8.415149	-14.65%	0
2014	9.779602	9.860022	0.82%	0
2013	8.328325	9.779602	17.43%	0
2012	7.742824	8.328325	7.56%	0
2011*	10.000000	7.742824	-22.57%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.752605	2.839702	3.16%	0
2017	3.384125	2.752605	-18.66%	0
2016	3.925460	3.384125	-13.79%	0
2015	4.164130	3.925460	-5.73%	0
2014	4.897666	4.164130	-14.98%	0
2013	6.725282	4.897666	-27.18%	0
2012	8.132766	6.725282	-17.31%	0
2011	9.002199	8.132766	-9.66%	0
2010*	10.000000	9.002199	-9.98%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	29.317697	27.105716	-7.54%	974
2017	24.129157	29.317697	21.50%	974
2016	28.791927	24.129157	-16.19%	974
2015	28.110892	28.791927	2.42%	974
2014	21.855128	28.110892	28.62%	4,401
2013	13.087935	21.855128	66.99%	974
2012	9.381475	13.087935	39.51%	0
2011*	10.000000	9.381475	-6.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	21.028802	19.567470	-6.95%	0
2017	17.771286	21.028802	18.33%	0
2016	16.344329	17.771286	8.73%	0
2015	16.560300	16.344329	-1.30%	0
2014	14.983871	16.560300	10.52%	0
2013	11.646711	14.983871	28.65%	0
2012	10.314236	11.646711	12.92%	0
2011	10.402388	10.314236	-0.85%	0
2010*	10.000000	10.402388	4.02%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.351077	15.501080	-15.53%	1,437
2017	16.086300	18.351077	14.08%	1,437
2016	15.668704	16.086300	2.67%	3,627
2015	15.171423	15.668704	3.28%	1,437
2014	13.881761	15.171423	9.29%	1,437
2013	10.899611	13.881761	27.36%	1,437
2012	9.916375	10.899611	9.92%	0
2011*	10.000000	9.916375	-0.84%	745

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.771434	22.715742	-0.24%	0
2017	19.402450	22.771434	17.36%	2,011
2016	18.782296	19.402450	3.30%	3,026
2015	18.094750	18.782296	3.80%	2,255
2014	16.227733	18.094750	11.51%	8,058
2013	11.701548	16.227733	38.68%	2,617
2012	9.665883	11.701548	21.06%	3,028
2011*	10.000000	9.665883	-3.34%	4,958
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.837906	8.264549	-15.99%	0
2017	7.445749	9.837906	32.13%	3,164
2016	6.764665	7.445749	10.07%	0
2015	8.256193	6.764665	-18.07%	0
2014	8.621839	8.256193	-4.24%	0
2013	9.292564	8.621839	-7.22%	0
2012	8.794576	9.292564	5.66%	612
2011	11.046432	8.794576	-20.39%	0
2010*	10.000000	11.046432	10.46%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.596152	11.575379	-14.86%	0
2017	11.454556	13.596152	18.70%	2,277
2016	10.715658	11.454556	6.90%	0
2015	12.126572	10.715658	-11.63%	0
2014	13.388216	12.126572	-9.42%	0
2013	11.101145	13.388216	20.60%	0
2012	9.602849	11.101145	15.60%	456
2011	10.629482	9.602849	-9.66%	0
2010*	10.000000	10.629482	6.29%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	19.694671	17.489927	-11.19%	0
2017	16.806158	19.694671	17.19%	0
2016	14.698143	16.806158	14.34%	0
2015	15.049053	14.698143	-2.33%	0
2014	13.441816	15.049053	11.96%	0
2013	10.264456	13.441816	30.95%	0
2012	8.299959	10.264456	23.67%	0
2011*	10.000000	8.299959	-17.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.629456	23.431336	3.54%	0
2017	18.874811	22.629456	19.89%	0
2016	19.840343	18.874811	-4.87%	927
2015	19.053308	19.840343	4.13%	0
2014	15.535043	19.053308	22.65%	0
2013	11.211005	15.535043	38.57%	0
2012	9.630987	11.211005	16.41%	0
2011*	10.000000	9.630987	-3.69%	778

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.535180	16.895907	-13.51%	0
2017	16.096879	19.535180	21.36%	0
2016	13.811202	16.096879	16.55%	0
2015	14.422941	13.811202	-4.24%	3,673
2014	13.778098	14.422941	4.68%	0
2013	10.055986	13.778098	37.01%	0
2012	8.758513	10.055986	14.81%	0
2011*	10.000000	8.758513	-12.41%	0
ProFunds - ProFund VP International - Q/NQ
2018	13.029490	10.882385	-16.48%	0
2017	10.789232	13.029490	20.76%	0
2016	10.983112	10.789232	-1.77%	0
2015	11.481691	10.983112	-4.34%	0
2014	12.601870	11.481691	-8.89%	0
2013	10.636509	12.601870	18.48%	0
2012	9.253486	10.636509	14.95%	0
2011	10.894909	9.253486	-15.07%	49
2010*	10.000000	10.894909	8.95%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	25.590130	26.623260	4.04%	0
2017	18.970080	25.590130	34.90%	0
2016	18.129860	18.970080	4.63%	0
2015	15.193030	18.129860	19.33%	1,013
2014	15.153280	15.193030	0.26%	0
2013	10.073921	15.153280	50.42%	0
2012	8.483701	10.073921	18.74%	0
2011*	10.000000	8.483701	-15.16%	605
ProFunds - ProFund VP Japan - Q/NQ
2018	16.265168	14.249841	-12.39%	0
2017	13.848894	16.265168	17.45%	0
2016	13.909948	13.848894	-0.44%	0
2015	13.259028	13.909948	4.91%	0
2014	12.954757	13.259028	2.35%	0
2013	8.814170	12.954757	46.98%	49
2012	7.230479	8.814170	21.90%	0
2011	8.952009	7.230479	-19.23%	62
2010*	10.000000	8.952009	-10.48%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.814547	27.061241	-2.71%	0
2017	21.517301	27.814547	29.27%	795
2016	20.617701	21.517301	4.36%	0
2015	19.351881	20.617701	6.54%	0
2014	16.681073	19.351881	16.01%	240
2013	12.529642	16.681073	33.13%	71
2012	10.872503	12.529642	15.24%	42
2011	10.808260	10.872503	0.59%	125
2010*	10.000000	10.808260	8.08%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.214203	8.869856	-20.91%	0
2017	11.680856	11.214203	-4.00%	0
2016	9.486471	11.680856	23.13%	0
2015	12.486097	9.486471	-24.02%	0
2014	14.128487	12.486097	-11.62%	0
2013	11.485013	14.128487	23.02%	0
2012	11.257527	11.485013	2.02%	0
2011	11.104407	11.257527	1.38%	0
2010*	10.000000	11.104407	11.04%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.315910	17.963795	-7.00%	0
2017	17.652732	19.315910	9.42%	0
2016	18.494159	17.652732	-4.55%	0
2015	17.859153	18.494159	3.56%	0
2014	15.090725	17.859153	18.35%	0
2013	11.563062	15.090725	30.51%	0
2012	10.426379	11.563062	10.90%	0
2011*	10.000000	10.426379	4.26%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.510315	3.011544	-14.21%	0
2017	3.362839	3.510315	4.39%	0
2016	2.176669	3.362839	54.49%	0
2015	3.269380	2.176669	-33.42%	0
2014	4.331062	3.269380	-24.51%	0
2013	7.039298	4.331062	-38.47%	0
2012	8.308388	7.039298	-15.27%	0
2011*	10.000000	8.308388	-16.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.853023	13.887164	-6.50%	0
2017	13.864090	14.853023	7.13%	0
2016	13.225641	13.864090	4.83%	1,329
2015	13.295944	13.225641	-0.53%	0
2014	10.726504	13.295944	23.95%	0
2013	10.808455	10.726504	-0.76%	0
2012	9.303632	10.808455	16.17%	0
2011*	10.000000	9.303632	-6.96%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.232235	3.337965	3.27%	0
2017	3.700406	3.232235	-12.65%	0
2016	3.935163	3.700406	-5.97%	0
2015	4.032919	3.935163	-2.42%	0
2014	5.832276	4.032919	-30.85%	0
2013	5.050189	5.832276	15.49%	419
2012	5.473125	5.050189	-7.73%	0
2011	8.832070	5.473125	-38.03%	0
2010*	10.000000	8.832070	-11.68%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.294759	21.622457	-11.00%	0
2017	18.075744	24.294759	34.41%	0
2016	14.275098	18.075744	26.62%	0
2015	14.823749	14.275098	-3.70%	0
2014	11.113447	14.823749	33.39%	0
2013	8.397563	11.113447	32.34%	0
2012	8.838132	8.397563	-4.98%	0
2011*	10.000000	8.838132	-11.62%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.946425	5.521402	11.62%	0
2017	6.913523	4.946425	-28.45%	1,905
2016	8.324543	6.913523	-16.95%	0
2015	7.528754	8.324543	10.57%	0
2014	7.822457	7.528754	-3.75%	0
2013	7.907739	7.822457	-1.08%	1,207
2012	9.172115	7.907739	-13.78%	0
2011	8.359443	9.172115	9.72%	0
2010*	10.000000	8.359443	-16.41%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.826599	4.380977	14.49%	0
2017	4.862772	3.826599	-21.31%	0
2016	5.211659	4.862772	-6.69%	0
2015	5.462957	5.211659	-4.60%	1,205
2014	5.359738	5.462957	1.93%	0
2013	6.843323	5.359738	-21.68%	0
2012	8.644443	6.843323	-20.84%	0
2011	8.564068	8.644443	0.94%	0
2010*	10.000000	8.564068	-14.36%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.982613	1.908911	-3.72%	0
2017	2.674862	1.982613	-25.88%	0
2016	2.999452	2.674862	-10.82%	0
2015	3.478956	2.999452	-13.78%	0
2014	4.352359	3.478956	-20.07%	0
2013	6.218012	4.352359	-30.00%	0
2012	7.723020	6.218012	-19.49%	0
2011	8.700565	7.723020	-11.24%	0
2010*	10.000000	8.700565	-12.99%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	22.424020	21.722085	-3.13%	0
2017	16.729598	22.424020	34.04%	2,034
2016	15.018896	16.729598	11.39%	2,108
2015	14.792299	15.018896	1.53%	2,281
2014	12.631001	14.792299	17.11%	2,459
2013	10.175785	12.631001	24.13%	2,648
2012	9.304182	10.175785	9.37%	3,064
2011*	10.000000	9.304182	-6.96%	5,810

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.399499	12.120106	-15.83%	0
2017	14.837675	14.399499	-2.95%	0
2016	12.300722	14.837675	20.62%	0
2015	12.220263	12.300722	0.66%	0
2014	12.255668	12.220263	-0.29%	0
2013	11.029556	12.255668	11.12%	0
2012	9.547309	11.029556	15.53%	0
2011*	10.000000	9.547309	-4.53%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.390321	15.369003	-6.23%	0
2017	15.098085	16.390321	8.56%	0
2016	15.274168	15.098085	-1.15%	2,553
2015	16.326033	15.274168	-6.44%	0
2014	12.072458	16.326033	35.23%	0
2013	15.052752	12.072458	-19.80%	0
2012	15.035811	15.052752	0.11%	103
2011	10.566671	15.035811	42.29%	0
2010*	10.000000	10.566671	5.67%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	71.808179	64.337334	-10.40%	0
2017	43.023557	71.808179	66.90%	466
2016	39.947150	43.023557	7.70%	0
2015	35.465208	39.947150	12.64%	0
2014	26.332119	35.465208	34.68%	0
2013	14.833186	26.332119	77.52%	0
2012	11.185271	14.833186	32.61%	0
2011	11.417325	11.185271	-2.03%	0
2010*	10.000000	11.417325	14.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.375925	0.329515	-12.35%	0
2017	0.688573	0.375925	-45.41%	0
2016	0.870356	0.688573	-20.89%	0
2015	1.190383	0.870356	-26.88%	0
2014	1.868714	1.190383	-36.30%	0
2013	3.669295	1.868714	-49.07%	0
2012	5.713176	3.669295	-35.77%	0
2011	7.404020	5.713176	-22.84%	0
2010*	10.000000	7.404020	-25.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.546085	17.897951	2.01%	0
2017	15.994382	17.546085	9.70%	387
2016	14.017950	15.994382	14.10%	454
2015	15.105266	14.017950	-7.20%	609
2014	12.102205	15.105266	24.81%	768
2013	10.771856	12.102205	12.35%	937
2012	10.849033	10.771856	-0.71%	1,310
2011*	10.000000	10.849033	8.49%	2,162

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	8.635864	6.918917	-19.88%	0
2017	7.743043	8.635864	11.53%	0
2016	6.136744	7.743043	26.18%	0
2015	6.505563	6.136744	-5.67%	0
2014	6.344434	6.505563	2.54%	0
2013	4.953267	6.344434	28.09%	0
2012	4.021837	4.953267	23.16%	0
2011	5.215738	4.021837	-22.89%	0
2010	4.653662	5.215738	12.08%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.248028	10.843290	-18.15%	0
2017	11.002877	13.248028	20.41%	0
2016	8.479963	11.002877	29.75%	0
2015	10.341510	8.479963	-18.00%	0
2014	10.623024	10.341510	-2.65%	0
2013	10.581886	10.623024	0.39%	0
2012	9.639139	10.581886	9.78%	0
2011	11.637071	9.639139	-17.17%	0
2010	9.265371	11.637071	25.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	39.331123	35.312040	-10.22%	0
2017	30.645460	39.331123	28.34%	0
2016	38.471550	30.645460	-20.34%	0
2015	35.770466	38.471550	7.55%	0
2014	27.188066	35.770466	31.57%	0
2013	17.782513	27.188066	52.89%	0
2012	13.189470	17.782513	34.82%	0
2011	12.028455	13.189470	9.65%	0
2010	10.958754	12.028455	9.76%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	3.013873	2.536192	-15.85%	0
2017	2.910673	3.013873	3.55%	0
2016	2.658950	2.910673	9.47%	0
2015	4.051028	2.658950	-34.36%	0
2014	6.191527	4.051028	-34.57%	0
2013	6.451799	6.191527	-4.03%	0
2012	6.600148	6.451799	-2.25%	0
2011	7.130385	6.600148	-7.44%	0
2010	6.656984	7.130385	7.11%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.700026	20.648891	-12.87%	0
2017	21.431919	23.700026	10.58%	0
2016	20.504482	21.431919	4.52%	0
2015	19.468829	20.504482	5.32%	0
2014	17.434376	19.468829	11.67%	0
2013	13.710401	17.434376	27.16%	0
2012	12.680958	13.710401	8.12%	0
2011	11.242195	12.680958	12.80%	825
2010	9.667755	11.242195	16.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	27.798398	23.639180	-14.96%	0
2017	17.686424	27.798398	57.17%	382
2016	13.645489	17.686424	29.61%	1,196
2015	14.368496	13.645489	-5.03%	0
2014	12.406945	14.368496	15.81%	1,003
2013	7.691054	12.406945	61.32%	0
2012	6.621807	7.691054	16.15%	0
2011	6.122045	6.621807	8.16%	0
2010	4.956041	6.122045	23.53%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.291479	15.830787	-13.45%	0
2017	14.075894	18.291479	29.95%	0
2016	11.417455	14.075894	23.28%	0
2015	11.278085	11.417455	1.24%	0
2014	9.192653	11.278085	22.69%	0
2013	6.865054	9.192653	33.91%	0
2012	6.851984	6.865054	0.19%	0
2011	8.274934	6.851984	-17.20%	0
2010	7.618000	8.274934	8.62%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	7.708115	5.694551	-26.12%	1,711
2017	8.293592	7.708115	-7.06%	1,711
2016	6.367220	8.293592	30.25%	1,711
2015	9.203595	6.367220	-30.82%	1,711
2014	11.406975	9.203595	-19.32%	1,711
2013	9.318012	11.406975	22.42%	1,711
2012	9.177575	9.318012	1.53%	0
2011	9.831014	9.177575	-6.65%	0
2010	8.328444	9.831014	18.04%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.678826	2.521153	-46.12%	0
2017	5.800234	4.678826	-19.33%	0
2016	4.750087	5.800234	22.11%	0
2015	7.014395	4.750087	-32.28%	0
2014	10.012087	7.014395	-29.94%	0
2013	8.150751	10.012087	22.84%	0
2012	8.187716	8.150751	-0.45%	0
2011	9.103776	8.187716	-10.06%	0
2010	7.284371	9.103776	24.98%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.574463	5.281394	-19.67%	0
2017	5.155971	6.574463	27.51%	0
2016	5.507251	5.155971	-6.38%	0
2015	5.984535	5.507251	-7.98%	0
2014	6.897435	5.984535	-13.24%	0
2013	5.614958	6.897435	22.84%	0
2012	4.654968	5.614958	20.62%	655
2011	5.532181	4.654968	-15.86%	0
2010	6.253421	5.532181	-11.53%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.208593	9.748316	-13.03%	0
2017	9.781128	11.208593	14.59%	0
2016	8.516853	9.781128	14.84%	0
2015	8.946495	8.516853	-4.80%	0
2014	8.014971	8.946495	11.62%	0
2013	6.337396	8.014971	26.47%	0
2012	5.210031	6.337396	21.64%	0
2011	6.176372	5.210031	-15.65%	0
2010	5.446925	6.176372	13.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	18.288057	17.166332	-6.13%	0
2017	16.824213	18.288057	8.70%	264
2016	17.025738	16.824213	-1.18%	392
2015	18.093795	17.025738	-5.90%	1,275
2014	13.551812	18.093795	33.52%	3,911
2013	16.719809	13.551812	-18.95%	532
2012	16.371502	16.719809	2.13%	1,975
2011	11.670209	16.371502	40.28%	5,832
2010	10.690246	11.670209	9.17%	710

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	23.462249	23.551985	0.38%	0
2017	19.260071	23.462249	21.82%	675
2016	21.510494	19.260071	-10.46%	675
2015	20.754721	21.510494	3.64%	675
2014	16.797349	20.754721	23.56%	675
2013	11.946163	16.797349	40.61%	675
2012	10.283681	11.946163	16.17%	675
2011	9.907245	10.283681	3.80%	675
2010	9.358698	9.907245	5.86%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.521770	11.324421	-1.71%	0
2017	10.873693	11.521770	5.96%	0
2016	9.825154	10.873693	10.67%	0
2015	9.980206	9.825154	-1.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	25.638549	24.605724	-4.03%	0
2017	19.302589	25.638549	32.82%	0
2016	18.640066	19.302589	3.55%	0
2015	17.349590	18.640066	7.44%	0
2014	17.162511	17.349590	1.09%	0
2013	11.445906	17.162511	49.94%	0
2012	9.674519	11.445906	18.31%	0
2011	11.078163	9.674519	-12.67%	502
2010	9.251335	11.078163	19.75%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.562170	0.565374	0.57%	0
2017	0.928756	0.562170	-39.47%	0
2016	1.331428	0.928756	-30.24%	0
2015	1.460148	1.331428	-8.82%	0
2014	1.882398	1.460148	-22.43%	0
2013	3.383459	1.882398	-44.36%	0
2012	4.400775	3.383459	-23.12%	0
2011	6.086224	4.400775	-27.69%	0
2010	8.805732	6.086224	-30.88%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	3.014426	3.101911	2.90%	0
2017	3.336723	3.014426	-9.66%	6,562
2016	3.467212	3.336723	-3.76%	0
2015	3.540024	3.467212	-2.06%	0
2014	4.754917	3.540024	-25.55%	0
2013	4.160730	4.754917	14.28%	2,873
2012	4.473579	4.160730	-6.99%	903
2011	6.486159	4.473579	-31.03%	0
2010	7.502760	6.486159	-13.55%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	2.020446	2.221630	9.96%	0
2017	2.356995	2.020446	-14.28%	0
2016	2.939521	2.356995	-19.82%	0
2015	2.998446	2.939521	-1.97%	0
2014	3.419411	2.998446	-12.31%	0
2013	4.761522	3.419411	-28.19%	0
2012	5.882477	4.761522	-19.06%	0
2011	6.402394	5.882477	-8.12%	0
2010	8.643134	6.402394	-25.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.510388	1.456052	-3.60%	0
2017	2.021837	1.510388	-25.30%	0
2016	2.252689	2.021837	-10.25%	0
2015	2.607643	2.252689	-13.61%	0
2014	3.232151	2.607643	-19.32%	0
2013	4.594705	3.232151	-29.65%	388
2012	5.696272	4.594705	-19.34%	0
2011	6.388736	5.696272	-10.84%	0
2010	8.184079	6.388736	-21.94%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.856174	2.045171	10.18%	0
2017	2.163896	1.856174	-14.22%	0
2016	2.737620	2.163896	-20.96%	0
2015	2.758299	2.737620	-0.75%	14,544
2014	3.051980	2.758299	-9.62%	0
2013	4.451309	3.051980	-31.44%	1,916
2012	5.485391	4.451309	-18.85%	0
2011	5.988249	5.485391	-8.40%	0
2010	8.344960	5.988249	-28.24%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.554408	2.633013	3.08%	0
2017	3.117065	2.554408	-18.05%	0
2016	3.572672	3.117065	-12.75%	0
2015	3.770478	3.572672	-5.25%	0
2014	4.445357	3.770478	-15.18%	0
2013	6.101344	4.445357	-27.14%	282
2012	7.412425	6.101344	-17.69%	0
2011	8.219169	7.412425	-9.82%	0
2010	9.982582	8.219169	-17.66%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	16.491673	12.598600	-23.61%	0
2017	11.066300	16.491673	49.03%	0
2016	10.252331	11.066300	7.94%	0
2015	9.232675	10.252331	11.04%	0
2014	11.008151	9.232675	-16.13%	0
2013	7.117039	11.008151	54.67%	57
2012	5.976620	7.117039	19.08%	0
2011	8.483307	5.976620	-29.55%	0
2010	7.393309	8.483307	14.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	20.858965	17.902040	-14.18%	0
2017	17.514919	20.858965	19.09%	0
2016	16.122697	17.514919	8.64%	0
2015	16.211647	16.122697	-0.55%	0
2014	15.211772	16.211647	6.57%	0
2013	10.773158	15.211772	41.20%	0
2012	8.956202	10.773158	20.29%	0
2011	8.816684	8.956202	1.58%	0
2010	6.822110	8.816684	29.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	24.216225	19.352091	-20.09%	0
2017	19.946287	24.216225	21.41%	0
2016	15.517168	19.946287	28.54%	0
2015	16.561462	15.517168	-6.31%	0
2014	14.922472	16.561462	10.98%	0
2013	10.017937	14.922472	48.96%	0
2012	8.126847	10.017937	23.27%	0
2011	8.869776	8.126847	-8.38%	0
2010	6.503570	8.869776	36.38%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	57.142752	51.380816	-10.08%	0
2017	34.003035	57.142752	68.05%	0
2016	31.290873	34.003035	8.67%	61
2015	27.532138	31.290873	13.65%	837
2014	20.331778	27.532138	35.41%	538
2013	11.378543	20.331778	78.69%	1,196
2012	8.556489	11.378543	32.98%	0
2011	8.688404	8.556489	-1.52%	2,329
2010	6.400904	8.688404	35.74%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	28.915367	28.149717	-2.65%	0
2017	22.240994	28.915367	30.01%	0
2016	21.165275	22.240994	5.08%	0
2015	19.721501	21.165275	7.32%	738
2014	16.935912	19.721501	16.45%	1,060
2013	12.688388	16.935912	33.48%	6,512
2012	10.959443	12.688388	15.78%	1,079
2011	10.818587	10.959443	1.30%	1,443
2010	9.209038	10.818587	17.48%	1,215
Rydex Variable Trust - Nova Fund - Q/NQ
2018	21.450591	19.072169	-11.09%	0
2017	16.416653	21.450591	30.66%	1,095
2016	14.307567	16.416653	14.74%	507
2015	14.534630	14.307567	-1.56%	190
2014	12.361578	14.534630	17.58%	133
2013	8.367991	12.361578	47.72%	148
2012	6.904045	8.367991	21.20%	165
2011	7.045342	6.904045	-2.01%	173
2010	5.923114	7.045342	18.95%	183
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.400026	4.464781	-17.32%	0
2017	5.085961	5.400026	6.18%	0
2016	3.099035	5.085961	64.11%	0
2015	4.488958	3.099035	-30.96%	0
2014	5.477653	4.488958	-18.05%	0
2013	10.250277	5.477653	-46.56%	0
2012	10.780108	10.250277	-4.91%	0
2011	14.335398	10.780108	-24.80%	0
2010	10.471155	14.335398	36.90%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	13.735338	12.619737	-8.12%	0
2017	12.988483	13.735338	5.75%	0
2016	11.892324	12.988483	9.22%	0
2015	12.304920	11.892324	-3.35%	82
2014	10.255822	12.304920	19.98%	92
2013	9.951218	10.255822	3.06%	103
2012	8.480955	9.951218	17.34%	115
2011	8.364111	8.480955	1.40%	123
2010	6.755926	8.364111	23.80%	133

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	20.007215	19.195392	-4.06%	0
2017	17.885195	20.007215	11.86%	0
2016	17.984111	17.885195	-0.55%	0
2015	18.382252	17.984111	-2.17%	0
2014	17.062878	18.382252	7.73%	0
2013	12.672612	17.062878	34.64%	0
2012	10.945731	12.672612	15.78%	0
2011	10.483902	10.945731	4.41%	0
2010	8.449603	10.483902	24.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	19.776264	15.770496	-20.26%	0
2017	16.619154	19.776264	19.00%	0
2016	12.852296	16.619154	29.31%	0
2015	14.256422	12.852296	-9.85%	0
2014	13.787439	14.256422	3.40%	0
2013	8.769815	13.787439	57.21%	0
2012	7.244056	8.769815	21.06%	0
2011	8.319791	7.244056	-12.93%	0
2010	6.087250	8.319791	36.68%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	23.212406	19.468760	-16.13%	0
2017	16.315323	23.212406	42.27%	1,622
2016	13.666413	16.315323	19.38%	900
2015	14.016129	13.666413	-2.50%	653
2014	11.340392	14.016129	23.59%	342
2013	6.779358	11.340392	67.28%	0
2012	5.284573	6.779358	28.29%	1,974
2011	5.548858	5.284573	-4.76%	0
2010	4.460451	5.548858	24.40%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	23.658151	22.134633	-6.44%	0
2017	19.181163	23.658151	23.34%	0
2016	18.859180	19.181163	1.71%	0
2015	18.817535	18.859180	0.22%	0
2014	16.882088	18.817535	11.46%	0
2013	12.048503	16.882088	40.12%	931
2012	10.724579	12.048503	12.34%	0
2011	10.935351	10.724579	-1.93%	2,077
2010	8.820999	10.935351	23.97%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	18.669365	16.044943	-14.06%	0
2017	16.251118	18.669365	14.88%	1,133
2016	13.961162	16.251118	16.40%	0
2015	15.538243	13.961162	-10.15%	0
2014	14.125625	15.538243	10.00%	329
2013	9.807509	14.125625	44.03%	1,206
2012	8.092858	9.807509	21.19%	796
2011	8.429157	8.092858	-3.99%	437
2010	7.065851	8.429157	19.29%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	23.358960	19.725255	-15.56%	0
2017	19.836865	23.358960	17.76%	705
2016	19.480611	19.836865	1.83%	0
2015	19.391730	19.480611	0.46%	0
2014	19.866378	19.391730	-2.39%	289
2013	14.947094	19.866378	32.91%	395
2012	12.990162	14.947094	15.06%	0
2011	13.188043	12.990162	-1.50%	1,803
2010	10.032537	13.188043	31.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	18.195696	14.616437	-19.67%	0
2017	16.218858	18.195696	12.19%	0
2016	12.691320	16.218858	27.79%	0
2015	14.523237	12.691320	-12.61%	0
2014	13.724932	14.523237	5.82%	41
2013	10.193036	13.724932	34.65%	0
2012	8.787782	10.193036	15.99%	408
2011	9.545531	8.787782	-7.94%	53
2010	8.014074	9.545531	19.11%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	21.742809	19.610597	-9.81%	0
2017	18.890578	21.742809	15.10%	967
2016	16.051846	18.890578	17.68%	0
2015	16.250077	16.051846	-1.22%	0
2014	16.389438	16.250077	-0.85%	71
2013	11.697969	16.389438	40.10%	840
2012	10.666924	11.697969	9.67%	0
2011	10.392850	10.666924	2.64%	0
2010	8.358789	10.392850	24.33%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	15.832345	12.466834	-21.26%	0
2017	16.012112	15.832345	-1.12%	0
2016	12.258286	16.012112	30.62%	0
2015	14.300038	12.258286	-14.28%	0
2014	14.235763	14.300038	0.45%	0
2013	10.052522	14.235763	41.61%	722
2012	8.422449	10.052522	19.35%	282
2011	9.380348	8.422449	-10.21%	0
2010	7.562585	9.380348	24.04%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.610185	8.437077	10.87%	0
2017	9.320172	7.610185	-18.35%	0
2016	8.784776	9.320172	6.09%	2,282
2015	7.816482	8.784776	12.39%	0
2014	6.412903	7.816482	21.89%	2,837
2013	6.665773	6.412903	-3.79%	0
2012	7.173605	6.665773	-7.08%	0
2011	7.556964	7.173605	-5.07%	0
2010	7.981385	7.556964	-5.32%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	19.747105	19.285907	-2.34%	0
2017	15.016153	19.747105	31.51%	0
2016	13.634840	15.016153	10.13%	0
2015	13.600318	13.634840	0.25%	0
2014	12.441045	13.600318	9.32%	0
2013	9.267566	12.441045	34.24%	0
2012	8.346889	9.267566	11.03%	0
2011	9.271245	8.346889	-9.97%	0
2010	8.346339	9.271245	11.08%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	8.815429	8.277293	-6.10%	0
2017	8.399219	8.815429	4.96%	0
2016	7.215342	8.399219	16.41%	0
2015	7.802154	7.215342	-7.52%	0
2014	7.668474	7.802154	1.74%	0
2013	6.584353	7.668474	16.47%	0
2012	6.333148	6.584353	3.97%	0
2011	7.462011	6.333148	-15.13%	0
2010	6.572279	7.462011	13.54%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	20.132978	15.958596	-20.73%	0
2017	16.640929	20.132978	20.98%	0
2016	14.540181	16.640929	14.45%	0
2015	17.069325	14.540181	-14.82%	0
2014	14.019141	17.069325	21.76%	0
2013	9.386179	14.019141	49.36%	0
2012	8.051116	9.386179	16.58%	0
2011	9.135785	8.051116	-11.87%	0
2010	7.422728	9.135785	23.08%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	16.577357	17.057493	2.90%	0
2017	15.060009	16.577357	10.08%	852
2016	13.055798	15.060009	15.35%	852
2015	14.214149	13.055798	-8.15%	852
2014	11.665415	14.214149	21.85%	852
2013	10.354441	11.665415	12.66%	852
2012	10.327984	10.354441	0.26%	852
2011	8.957337	10.327984	15.30%	2,505
2010	8.452441	8.957337	5.97%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	5.975965	5.235688	-12.39%	0
2017	5.051438	5.975965	18.30%	0
2016	5.580749	5.051438	-9.48%	0
2015	6.767451	5.580749	-17.54%	1,274
2014	8.741048	6.767451	-22.58%	0
2013	9.071361	8.741048	-3.64%	144
2012	9.078387	9.071361	-0.08%	0
2011	9.506215	9.078387	-4.50%	0
2010	10.157309	9.506215	-6.41%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.262766	10.896967	6.18%	0
2017	10.091738	10.262766	1.69%	0
2016	9.935357	10.091738	1.57%	0
2015	10.112060	9.935357	-1.75%	0
2014	10.060472	10.112060	0.51%	0
2013*	10.000000	10.060472	0.60%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.832157	8.959157	-17.29%	0
2017*	10.000000	10.832157	8.32%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.372860	4.531715	-28.89%	0
2017	6.538375	6.372860	-2.53%	0
2016	4.588598	6.538375	42.49%	0
2015	6.953789	4.588598	-34.01%	0
2014	8.669630	6.953789	-19.79%	0
2013	7.910649	8.669630	9.59%	0
2012	7.717303	7.910649	2.51%	0
2011*	10.000000	7.717303	-22.83%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	14.801169	13.713155	-7.35%	0
2017	12.930243	14.801169	14.47%	0
2016	12.504862	12.930243	3.40%	0
2015	12.469822	12.504862	0.28%	0
2014	11.759720	12.469822	6.04%	0
2013	10.216049	11.759720	15.11%	0
2012	9.102038	10.216049	12.24%	0
2011*	10.000000	9.102038	-8.98%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.674423	-23.26%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.665103	7.753990	-19.77%	0
2017	9.845102	9.665103	-1.83%	0
2016	7.062869	9.845102	39.39%	0
2015	11.492838	7.062869	-38.55%	0
2014	10.373326	11.492838	10.79%	0
2013*	10.000000	10.373326	3.73%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.256133	11.478345	-13.41%	0
2017	10.715202	13.256133	23.71%	298
2016	10.024002	10.715202	6.90%	0
2015	10.260358	10.024002	-2.30%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.755495	10.347238	-3.80%	1,761
2017	10.479086	10.755495	2.64%	3,164
2016	10.139773	10.479086	3.35%	0
2015	10.501376	10.139773	-3.44%	0
2014	10.268609	10.501376	2.27%	0
2013	11.333329	10.268609	-9.39%	0
2012	10.660702	11.333329	6.31%	0
2011*	10.000000	10.660702	6.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.421730	11.452341	-7.80%	0
2017	10.413519	12.421730	19.28%	0
2016	9.268673	10.413519	12.35%	0
2015*	10.000000	9.268673	-7.31%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.066985	10.852543	-10.06%	0
2017	11.208116	12.066985	7.66%	0
2016	9.396594	11.208116	19.28%	3,652
2015*	10.000000	9.396594	-6.03%	468

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.968465	10.071101	-8.18%	0
2017	9.834936	10.968465	11.53%	0
2016	9.571752	9.834936	2.75%	0
2015	9.844922	9.571752	-2.77%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.410990	12.724434	-11.70%	0
2017	11.587088	14.410990	24.37%	0
2016	11.491466	11.587088	0.83%	0
2015	11.609748	11.491466	-1.02%	0
2014	11.510278	11.609748	0.86%	0
2013*	10.000000	11.510278	15.10%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.113423	9.939507	-1.72%	4,580
2017	9.897956	10.113423	2.18%	5,707
2016*	10.000000	9.897956	-1.02%	2,121
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.280630	10.588629	-6.13%	0
2017	9.932031	11.280630	13.58%	0
2016	9.449956	9.932031	5.10%	0
2015	9.941625	9.449956	-4.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.870434	11.796123	-8.35%	0
2017	11.159786	12.870434	15.33%	0
2016*	10.000000	11.159786	11.60%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.324193	13.105488	-8.51%	0
2017	12.724221	14.324193	12.57%	8,221
2016	12.381286	12.724221	2.77%	8,432
2015	12.632806	12.381286	-1.99%	1,729
2014	12.518522	12.632806	0.91%	0
2013	11.051756	12.518522	13.27%	0
2012	10.151830	11.051756	8.86%	0
2011	10.641518	10.151830	-4.60%	0
2010*	10.000000	10.641518	6.42%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.135997	9.256214	-8.68%	0
2017*	10.000000	10.135997	1.36%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.227850	9.720126	-4.96%	0
2017*	10.000000	10.227850	2.28%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	6.000274	5.247502	-12.55%	0
2017	5.970165	6.000274	0.50%	10,154
2016	5.383214	5.970165	10.90%	11,237
2015	7.259554	5.383214	-25.85%	0
2014	8.836067	7.259554	-17.84%	0
2013	9.947007	8.836067	-11.17%	0
2012	10.262736	9.947007	-3.08%	0
2011	11.867608	10.262736	-13.52%	0
2010*	10.000000	11.867608	18.68%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.679240	11.417583	-16.53%	0
2017	12.010597	13.679240	13.89%	0
2016	10.530718	12.010597	14.05%	0
2015	10.911642	10.530718	-3.49%	0
2014*	10.000000	10.911642	9.12%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.605156	10.489505	-1.09%	0
2017	10.355497	10.605156	2.41%	0
2016	9.600930	10.355497	7.86%	0
2015*	10.000000	9.600930	-3.99%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.261826	-17.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.706467	12.806850	-6.56%	0
2017	12.171785	13.706467	12.61%	0
2016	11.954934	12.171785	1.81%	0
2015	12.082972	11.954934	-1.06%	0
2014	11.564523	12.082972	4.48%	0
2013	10.127801	11.564523	14.19%	0
2012	9.115067	10.127801	11.11%	0
2011*	10.000000	9.115067	-8.85%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.796648	11.159414	-5.40%	7,135
2017	10.261680	11.796648	14.96%	0
2016	9.688874	10.261680	5.91%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.083651	10.940898	-9.46%	0
2017	10.834764	12.083651	11.53%	0
2016	9.297415	10.834764	16.54%	0
2015*	10.000000	9.297415	-7.03%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.028134	11.711571	-10.11%	0
2017	11.284782	13.028134	15.45%	0
2016*	10.000000	11.284782	12.85%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.673238	13.477257	-1.43%	182
2017	10.244276	13.673238	33.47%	9,688
2016	10.290872	10.244276	-0.45%	10,583
2015*	10.000000	10.290872	2.91%	42,970
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.925922	10.423782	-4.60%	0
2017	10.322372	10.925922	5.85%	0
2016	9.132389	10.322372	13.03%	0
2015*	10.000000	9.132389	-8.68%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.290746	10.107099	-1.78%	0
2017	9.995409	10.290746	2.95%	0
2016*	10.000000	9.995409	-0.05%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.186264	10.358982	-7.40%	0
2017	10.888306	11.186264	2.74%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.930264	10.514935	-3.80%	0
2017	10.265783	10.930264	6.47%	3,394
2016	9.599546	10.265783	6.94%	0
2015	9.887941	9.599546	-2.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.720649	14.955413	-10.56%	0
2017	15.082426	16.720649	10.86%	0
2016	13.460232	15.082426	12.05%	0
2015	14.496906	13.460232	-7.15%	0
2014	14.237824	14.496906	1.82%	0
2013	11.619564	14.237824	22.53%	0
2012	10.176807	11.619564	14.18%	0
2011	10.440367	10.176807	-2.52%	0
2010*	10.000000	10.440367	4.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.351687	11.701217	-5.27%	6,846
2017	11.375732	12.351687	8.58%	0
2016	10.077175	11.375732	12.89%	0
2015	10.951518	10.077175	-7.98%	0
2014	10.574052	10.951518	3.57%	0
2013*	10.000000	10.574052	5.74%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.648050	11.995191	-12.11%	0
2017	12.694098	13.648050	7.51%	252
2016	11.430241	12.694098	11.06%	0
2015	11.983095	11.430241	-4.61%	0
2014	11.450483	11.983095	4.65%	0
2013*	10.000000	11.450483	14.50%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.694430	9.782935	0.91%	0
2017	9.607081	9.694430	0.91%	0
2016	9.426855	9.607081	1.91%	0
2015*	10.000000	9.426855	-5.73%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.399195	10.795310	-5.30%	0
2017	10.179353	11.399195	11.98%	0
2016	9.854459	10.179353	3.30%	0
2015	10.568786	9.854459	-6.76%	0
2014	10.270325	10.568786	2.91%	0
2013*	10.000000	10.270325	2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.840483	9.874800	0.35%	0
2017	9.816368	9.840483	0.25%	0
2016	9.820885	9.816368	-0.05%	0
2015	9.976454	9.820885	-1.56%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.424901	-5.75%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	7.001051	6.304993	-9.94%	0
2017	6.505043	7.001051	7.62%	0
2016	7.708798	6.505043	-15.62%	0
2015	7.909102	7.708798	-2.53%	0
2014	7.127681	7.909102	10.96%	0
2013	7.017964	7.127681	1.56%	0
2012	7.983529	7.017964	-12.09%	0
2011	8.825414	7.983529	-9.54%	0
2010	9.241316	8.825414	-4.50%	0
2009	9.725077	9.241316	-4.97%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.548192	9.953242	-13.81%	0
2017	10.156055	11.548192	13.71%	0
2016	10.191601	10.156055	-0.35%	0
2015	10.166443	10.191601	0.25%	0
2014	9.989932	10.166443	1.77%	0
2013	8.591030	9.989932	16.28%	0
2012	8.309789	8.591030	3.38%	0
2011	8.983081	8.309789	-7.50%	0
2010	8.159247	8.983081	10.10%	0
2009	6.474511	8.159247	26.02%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	8.969203	8.428439	-6.03%	0
2017	8.738450	8.969203	2.64%	0
2016	8.869367	8.738450	-1.48%	0
2015	8.796330	8.869367	0.83%	0
2014	8.489605	8.796330	3.61%	0
2013	8.435888	8.489605	0.64%	0
2012	8.335820	8.435888	1.20%	0
2011	8.144478	8.335820	2.35%	0
2010	7.747783	8.144478	5.12%	0
2009	8.091764	7.747783	-4.25%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.331726	11.127567	-1.80%	2,649
2017	11.062827	11.331726	2.43%	1,932
2016	10.292902	11.062827	7.48%	0
2015	10.321680	10.292902	-0.28%	0
2014	10.183464	10.321680	1.36%	0
2013*	10.000000	10.183464	1.83%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.903457	10.992935	-7.65%	0
2017	10.947068	11.903457	8.74%	0
2016	9.915510	10.947068	10.40%	0
2015	10.476679	9.915510	-5.36%	0
2014	10.010864	10.476679	4.65%	0
2013*	10.000000	10.010864	0.11%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.501448	12.638728	-6.39%	0
2017	11.530503	13.501448	17.09%	0
2016	11.953651	11.530503	-3.54%	0
2015	13.173958	11.953651	-9.26%	0
2014	14.046578	13.173958	-6.21%	0
2013	11.338791	14.046578	23.88%	0
2012	9.610652	11.338791	17.98%	0
2011	10.461368	9.610652	-8.13%	0
2010*	10.000000	10.461368	4.61%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.151789	8.991053	-19.38%	9,241
2017	8.812048	11.151789	26.55%	4,575
2016	7.369456	8.812048	19.58%	2,757
2015	9.311401	7.369456	-20.86%	0
2014	9.862797	9.311401	-5.59%	0
2013*	10.000000	9.862797	-1.37%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.157419	10.585343	-5.13%	0
2017	10.393931	11.157419	7.35%	0
2016	9.100966	10.393931	14.21%	0
2015	9.787838	9.100966	-7.02%	0
2014	10.038235	9.787838	-2.49%	0
2013*	10.000000	10.038235	0.38%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.520110	10.307426	-2.02%	0
2017	10.230790	10.520110	2.83%	0
2016	9.911340	10.230790	3.22%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.102971	11.671053	-3.57%	0
2017	10.953794	12.102971	10.49%	0
2016*	10.000000	10.953794	9.54%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.622210	11.895212	-5.76%	0
2017	11.528976	12.622210	9.48%	0
2016	10.987894	11.528976	4.92%	0
2015	11.382390	10.987894	-3.47%	0
2014	11.028910	11.382390	3.21%	0
2013	10.263565	11.028910	7.46%	0
2012	9.488453	10.263565	8.17%	0
2011*	10.000000	9.488453	-5.12%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.897489	11.868380	-7.98%	0
2017	11.887933	12.897489	8.49%	0
2016	10.858760	11.887933	9.48%	0
2015	11.098877	10.858760	-2.16%	0
2014	10.896047	11.098877	1.86%	0
2013	12.062317	10.896047	-9.67%	0
2012	10.336669	12.062317	16.69%	0
2011*	10.000000	10.336669	3.37%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.496017	10.482598	-8.82%	0
2017	10.317572	11.496017	11.42%	0
2016	9.064774	10.317572	13.82%	0
2015	10.632727	9.064774	-14.75%	0
2014*	10.000000	10.632727	6.33%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.251784	12.042777	-9.12%	0
2017	12.200898	13.251784	8.61%	0
2016	11.950657	12.200898	2.09%	0
2015	12.245007	11.950657	-2.40%	0
2014	10.863894	12.245007	12.71%	0
2013	10.692006	10.863894	1.61%	0
2012	8.311419	10.692006	28.64%	0
2011*	10.000000	8.311419	-16.89%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.870346	11.893872	-7.59%	0
2017	11.210261	12.870346	14.81%	0
2016	10.733521	11.210261	4.44%	0
2015	11.599334	10.733521	-7.46%	0
2014	11.487210	11.599334	0.98%	0
2013	10.024120	11.487210	14.60%	0
2012	8.905815	10.024120	12.56%	0
2011*	10.000000	8.905815	-10.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.797697	15.800832	-5.93%	0
2017	14.652797	16.797697	14.64%	0
2016	13.578401	14.652797	7.91%	0
2015	13.581891	13.578401	-0.03%	3,696
2014	13.066968	13.581891	3.94%	3,696
2013	10.706049	13.066968	22.05%	3,696
2012	9.345636	10.706049	14.56%	0
2011*	10.000000	9.345636	-6.54%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.746594	10.389074	-3.33%	0
2017	10.208512	10.746594	5.27%	6,194
2016	9.490710	10.208512	7.56%	2,237
2015	9.871895	9.490710	-3.86%	357
2014	9.598822	9.871895	2.84%	344
2013*	10.000000	9.598822	-4.01%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.107408	10.064280	-9.39%	0
2017	9.473060	11.107408	17.25%	0
2016	9.292086	9.473060	1.95%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.115197	1.15%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.362168	10.910600	-3.97%	0
2017	10.750238	11.362168	5.69%	0
2016	9.511987	10.750238	13.02%	0
2015	9.865283	9.511987	-3.58%	0
2014*	10.000000	9.865283	-1.35%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.626995	12.814483	-5.96%	0
2017	11.032603	13.626995	23.52%	0
2016*	10.000000	11.032603	10.33%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.331560	10.190422	-1.37%	0
2017	10.119810	10.331560	2.09%	0
2016	9.995675	10.119810	1.24%	3,642
2015	10.082343	9.995675	-0.86%	3,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.828713	16.636500	-11.64%	592
2017	15.875278	18.828713	18.60%	592
2016	14.797588	15.875278	7.28%	592
2015	15.213868	14.797588	-2.74%	592
2014	14.706215	15.213868	3.45%	0
2013	11.473036	14.706215	28.18%	0
2012	9.977500	11.473036	14.99%	0
2011	10.764692	9.977500	-7.31%	0
2010*	10.000000	10.764692	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.075092	13.993255	-7.18%	0
2017	13.589263	15.075092	10.93%	0
2016	12.936007	13.589263	5.05%	0
2015	13.206571	12.936007	-2.05%	0
2014	12.790319	13.206571	3.25%	0
2013	11.267940	12.790319	13.51%	0
2012	10.248454	11.267940	9.95%	0
2011	10.492906	10.248454	-2.33%	0
2010*	10.000000	10.492906	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.895986	15.361289	-9.08%	0
2017	14.736937	16.895986	14.65%	0
2016	13.869891	14.736937	6.25%	0
2015	14.198634	13.869891	-2.32%	0
2014	13.698563	14.198634	3.65%	0
2013	11.412302	13.698563	20.03%	0
2012	10.143931	11.412302	12.50%	0
2011	10.612060	10.143931	-4.41%	0
2010*	10.000000	10.612060	6.12%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.544422	12.094799	-3.58%	0
2017	11.913299	12.544422	5.30%	0
2016	11.502703	11.913299	3.57%	6,326
2015	11.704782	11.502703	-1.73%	0
2014	11.441276	11.704782	2.30%	0
2013	11.013558	11.441276	3.88%	0
2012	10.349024	11.013558	6.42%	0
2011	10.307903	10.349024	0.40%	0
2010*	10.000000	10.307903	3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.714936	10.783916	-7.95%	0
2017	10.310523	11.714936	13.62%	0
2016	9.866171	10.310523	4.50%	0
2015	10.412954	9.866171	-5.25%	0
2014	10.285659	10.412954	1.24%	0
2013*	10.000000	10.285659	2.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.961388	11.003580	-8.01%	0
2017	10.257059	11.961388	16.62%	0
2016	9.754413	10.257059	5.15%	0
2015	10.358061	9.754413	-5.83%	0
2014	10.357714	10.358061	0.00%	0
2013*	10.000000	10.357714	3.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.994673	14.711791	-8.02%	0
2017	14.175604	15.994673	12.83%	0
2016	13.414399	14.175604	5.67%	0
2015	13.695871	13.414399	-2.06%	0
2014	13.229608	13.695871	3.52%	0
2013	11.343561	13.229608	16.63%	0
2012	10.197032	11.343561	11.24%	0
2011	10.545833	10.197032	-3.31%	0
2010*	10.000000	10.545833	5.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.675889	15.835255	-10.41%	0
2017	15.121595	17.675889	16.89%	0
2016	14.196249	15.121595	6.52%	0
2015	14.559145	14.196249	-2.49%	0
2014	14.064603	14.559145	3.52%	0
2013	11.431473	14.064603	23.03%	0
2012	10.077344	11.431473	13.44%	0
2011	10.677736	10.077344	-5.62%	4,198
2010*	10.000000	10.677736	6.78%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.235127	13.420768	-5.72%	0
2017	13.085003	14.235127	8.79%	0
2016	12.468956	13.085003	4.94%	0
2015	12.730499	12.468956	-2.05%	0
2014	12.354728	12.730499	3.04%	0
2013	11.218708	12.354728	10.13%	0
2012	10.297994	11.218708	8.94%	0
2011	10.430001	10.297994	-1.27%	0
2010*	10.000000	10.430001	4.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.364522	11.086742	-2.44%	5,013
2017	11.062302	11.364522	2.73%	333
2016	10.813034	11.062302	2.31%	2,149
2015	10.979041	10.813034	-1.51%	322
2014	10.573784	10.979041	3.83%	314
2013	10.903980	10.573784	-3.03%	0
2012	10.282483	10.903980	6.04%	0
2011*	10.000000	10.282483	2.82%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.924200	13.269305	-11.09%	0
2017	12.787527	14.924200	16.71%	0
2016	11.595894	12.787527	10.28%	0
2015	12.095096	11.595894	-4.13%	0
2014	11.846608	12.095096	2.10%	0
2013*	10.000000	11.846608	18.47%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.782333	12.577039	-8.75%	0
2017	12.229583	13.782333	12.70%	0
2016	11.356891	12.229583	7.68%	0
2015	11.677302	11.356891	-2.74%	0
2014	11.579982	11.677302	0.84%	0
2013*	10.000000	11.579982	15.80%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.660759	12.340360	-2.53%	0
2017	10.064112	12.660759	25.80%	0
2016	9.838436	10.064112	2.29%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.023762	9.829740	-18.25%	0
2017	8.582767	12.023762	40.09%	0
2016	8.048174	8.582767	6.64%	0
2015	9.677483	8.048174	-16.84%	0
2014*	10.000000	9.677483	-3.23%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.154829	10.047900	-1.05%	0
2017	10.047703	10.154829	1.07%	0
2016	10.074208	10.047703	-0.26%	0
2015	10.187041	10.074208	-1.11%	0
2014*	10.000000	10.187041	1.87%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.243029	9.254173	0.12%	9,177
2017	9.316004	9.243029	-0.78%	2,492
2016	9.409652	9.316004	-1.00%	10,219
2015	9.504694	9.409652	-1.00%	30,728
2014	9.600698	9.504694	-1.00%	9,924
2013	9.697674	9.600698	-1.00%	4,460
2012	9.795897	9.697674	-1.00%	6,594
2011	9.894559	9.795897	-1.00%	11,611
2010	9.994495	9.894559	-1.00%	6,519
2009*	10.000000	9.994495	-0.06%	1,716
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.792571	10.061906	-14.68%	4,706
2017	9.537831	11.792571	23.64%	3,515
2016	9.545819	9.537831	-0.08%	3,833
2015	9.735636	9.545819	-1.95%	3,348
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.921276	11.658720	-9.77%	0
2017	11.020436	12.921276	17.25%	0
2016	10.168709	11.020436	8.38%	0
2015	10.374973	10.168709	-1.99%	0
2014*	10.000000	10.374973	3.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.761356	11.078488	-5.81%	0
2017	10.689973	11.761356	10.02%	0
2016	10.157482	10.689973	5.24%	0
2015	10.277936	10.157482	-1.17%	0
2014*	10.000000	10.277936	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.362552	11.446374	-7.41%	0
2017	10.876457	12.362552	13.66%	0
2016	10.196857	10.876457	6.66%	0
2015	10.354927	10.196857	-1.53%	0
2014*	10.000000	10.354927	3.55%	45,003
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.915469	10.610864	-2.79%	0
2017	10.432580	10.915469	4.63%	2,486
2016	10.106760	10.432580	3.22%	7,452
2015	10.181886	10.106760	-0.74%	0
2014*	10.000000	10.181886	1.82%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.783486	11.008794	-6.57%	0
2017	10.437690	11.783486	12.89%	0
2016	9.973579	10.437690	4.65%	0
2015	10.411787	9.973579	-4.21%	0
2014	10.264869	10.411787	1.43%	0
2013*	10.000000	10.264869	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.128996	11.280111	-7.00%	0
2017	10.474426	12.128996	15.80%	0
2016	9.892354	10.474426	5.88%	0
2015	10.403750	9.892354	-4.92%	0
2014	10.329737	10.403750	0.72%	0
2013*	10.000000	10.329737	3.30%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.101846	11.299711	-6.63%	0
2017	10.824504	12.101846	11.80%	2,462
2016	10.204642	10.824504	6.07%	3,623
2015	10.342330	10.204642	-1.33%	0
2014*	10.000000	10.342330	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.614046	11.522384	-8.65%	0
2017	10.919836	12.614046	15.51%	0
2016	10.167490	10.919836	7.40%	0
2015	10.345692	10.167490	-1.72%	0
2014*	10.000000	10.345692	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.504058	10.963399	-4.70%	0
2017	10.639891	11.504058	8.12%	0
2016	10.167250	10.639891	4.65%	0
2015	10.273093	10.167250	-1.03%	0
2014*	10.000000	10.273093	2.73%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.344615	11.706532	-12.28%	0
2017	11.642039	13.344615	14.62%	0
2016	9.775874	11.642039	19.09%	0
2015	10.131367	9.775874	-3.51%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.799375	13.033273	-17.51%	1,286
2017	12.712301	15.799375	24.28%	2,782
2016	13.165787	12.712301	-3.44%	2,779
2015	13.386376	13.165787	-1.65%	244
2014	13.706910	13.386376	-2.34%	0
2013	11.435156	13.706910	19.87%	0
2012	9.999055	11.435156	14.36%	0
2011	11.175293	9.999055	-10.53%	0
2010*	10.000000	11.175293	11.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.667779	8.729791	-18.17%	4,117
2017	8.793609	10.667779	21.31%	4,079
2016	8.460726	8.793609	3.93%	4,951
2015	9.028829	8.460726	-6.29%	0
2014*	10.000000	9.028829	-9.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.874879	21.886172	-4.32%	715
2017	17.789886	22.874879	28.58%	2,141
2016	17.618485	17.789886	0.97%	2,341
2015	17.256399	17.618485	2.10%	0
2014	15.824763	17.256399	9.05%	0
2013	11.892068	15.824763	33.07%	0
2012	10.343079	11.892068	14.98%	0
2011	10.796334	10.343079	-4.20%	0
2010*	10.000000	10.796334	7.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.208767	17.646208	-12.68%	2,706
2017	17.848935	20.208767	13.22%	2,364
2016	15.535924	17.848935	14.89%	2,208
2015	16.251310	15.535924	-4.40%	0
2014	14.890223	16.251310	9.14%	0
2013	11.138927	14.890223	33.68%	0
2012	9.568453	11.138927	16.41%	0
2011	10.291933	9.568453	-7.03%	0
2010*	10.000000	10.291933	2.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.267153	20.489665	-7.98%	0
2017	17.637220	22.267153	26.25%	0
2016	16.797697	17.637220	5.00%	0
2015	17.026215	16.797697	-1.34%	0
2014	16.581394	17.026215	2.68%	0
2013	12.083804	16.581394	37.22%	0
2012	10.646952	12.083804	13.50%	0
2011	11.255253	10.646952	-5.40%	0
2010*	10.000000	11.255253	12.55%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.630965	20.315885	-14.03%	818
2017	20.967372	23.630965	12.70%	0
2016	18.009986	20.967372	16.42%	0
2015	18.732442	18.009986	-3.86%	0
2014	16.169602	18.732442	15.85%	0
2013	12.038028	16.169602	34.32%	0
2012	10.451525	12.038028	15.18%	0
2011	10.807760	10.451525	-3.30%	0
2010*	10.000000	10.807760	8.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.636216	13.338622	-8.87%	0
2017	11.833991	14.636216	23.68%	0
2016	11.036620	11.833991	7.22%	0
2015	11.064437	11.036620	-0.25%	0
2014*	10.000000	11.064437	10.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.488102	11.088781	-17.79%	198
2017	12.491810	13.488102	7.98%	0
2016	10.019366	12.491810	24.68%	1,746
2015	10.769149	10.019366	-6.96%	0
2014*	10.000000	10.769149	7.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	13.901911	12.023390	-13.51%	2,021
2017	12.373113	13.901911	12.36%	0
2016	10.174665	12.373113	21.61%	0
2015	10.448292	10.174665	-2.62%	0
2014*	10.000000	10.448292	4.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.351314	14.206593	-1.01%	0
2017	12.027440	14.351314	19.32%	4,300
2016	10.906468	12.027440	10.28%	5,616
2015	10.914541	10.906468	-0.07%	10,382
2014*	10.000000	10.914541	9.15%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.383397	11.761548	-5.02%	0
2017	11.784221	12.383397	5.08%	0
2016	11.105899	11.784221	6.11%	0
2015	11.891152	11.105899	-6.60%	10,393
2014	9.339566	11.891152	27.32%	0
2013*	10.000000	9.339566	-6.60%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.478462	12.726729	-5.58%	9,760
2017	11.202400	13.478462	20.32%	8,638
2016	10.133216	11.202400	10.55%	15,708
2015	10.117887	10.133216	0.15%	35,867

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.149086	10.129460	-0.19%	7,507
2017	10.091948	10.149086	0.57%	4,428
2016	9.945786	10.091948	1.47%	8,055
2015	10.080645	9.945786	-1.34%	0
2014	10.132422	10.080645	-0.51%	0
2013	10.223981	10.132422	-0.90%	0
2012	9.975994	10.223981	2.49%	0
2011*	10.000000	9.975994	-0.24%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	13.014820	11.422492	-12.23%	195
2017	11.513236	13.014820	13.04%	268
2016	9.621213	11.513236	19.67%	0
2015	10.217186	9.621213	-5.83%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.809830	9.052528	-7.72%	0
2017	9.288075	9.809830	5.62%	0
2016	9.442532	9.288075	-1.64%	0
2015	10.046245	9.442532	-6.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.842130	9.806827	-9.55%	256
2017	9.924212	10.842130	9.25%	0
2016	9.178390	9.924212	8.13%	0
2015	10.006761	9.178390	-8.28%	0
2014	10.137823	10.006761	-1.29%	0
2013*	10.000000	10.137823	1.38%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.632344	9.885596	-7.02%	446
2017	10.440013	10.632344	1.84%	0
2016	9.316156	10.440013	12.06%	0
2015	9.722296	9.316156	-4.18%	0
2014	9.684716	9.722296	0.39%	0
2013*	10.000000	9.684716	-3.15%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.464094	10.015678	-4.29%	0
2017	10.350558	10.464094	1.10%	0
2016	10.016969	10.350558	3.33%	0
2015	10.378461	10.016969	-3.48%	0
2014	10.597326	10.378461	-2.07%	0
2013	10.233383	10.597326	3.56%	41,936
2012*	10.000000	10.233383	2.33%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.843675	13.583704	-14.26%	0
2017	11.739500	15.843675	34.96%	0
2016	11.876407	11.739500	-1.15%	0
2015	11.571423	11.876407	2.64%	0
2014	11.452831	11.571423	1.04%	0
2013*	10.000000	11.452831	14.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.073842	11.301416	-6.40%	0
2017	10.756421	12.073842	12.25%	0
2016	9.622944	10.756421	11.78%	0
2015	10.703567	9.622944	-10.10%	0
2014	10.762724	10.703567	-0.55%	0
2013	10.859566	10.762724	-0.89%	0
2012	9.554740	10.859566	13.66%	0
2011*	10.000000	9.554740	-4.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.728056	5.714501	-15.06%	0
2017	6.659489	6.728056	1.03%	0
2016	5.855713	6.659489	13.73%	0
2015	7.956805	5.855713	-26.41%	0
2014	9.876182	7.956805	-19.43%	0
2013	11.697220	9.876182	-15.57%	0
2012	11.239740	11.697220	4.07%	0
2011	12.279375	11.239740	-8.47%	0
2010*	10.000000	12.279375	22.79%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.593391	10.584034	-0.09%	0
2017	10.199716	10.593391	3.86%	0
2016	9.846285	10.199716	3.59%	0
2015	10.126799	9.846285	-2.77%	460
2014	9.936623	10.126799	1.91%	453
2013*	10.000000	9.936623	-0.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.165106	13.346038	-5.78%	0
2017	13.033129	14.165106	8.69%	0
2016	11.627992	13.033129	12.08%	0
2015	12.029984	11.627992	-3.34%	0
2014	11.983187	12.029984	0.39%	0
2013	13.021130	11.983187	-7.97%	397
2012	11.168655	13.021130	16.59%	1,413
2011	10.621512	11.168655	5.15%	935
2010*	10.000000	10.621512	6.22%	402

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.794127	11.174645	-5.25%	0
2017	10.977524	11.794127	7.44%	0
2016	10.667554	10.977524	2.91%	0
2015	11.239940	10.667554	-5.09%	0
2014	11.113579	11.239940	1.14%	0
2013	12.277580	11.113579	-9.48%	84
2012	11.605467	12.277580	5.79%	0
2011	10.909032	11.605467	6.38%	455
2010*	10.000000	10.909032	9.09%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	14.949653	14.392111	-3.73%	0
2017	14.176652	14.949653	5.45%	0
2016	12.744948	14.176652	11.23%	1,368
2015	13.105539	12.744948	-2.75%	827
2014	12.823375	13.105539	2.20%	0
2013	12.262556	12.823375	4.57%	0
2012	10.847026	12.262556	13.05%	0
2011	10.613097	10.847026	2.20%	0
2010*	10.000000	10.613097	6.13%	408
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.400357	10.325265	-0.72%	0
2017*	10.000000	10.400357	4.00%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.118240	10.218424	0.99%	0
2017*	10.000000	10.118240	1.18%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.504577	10.924969	-5.04%	0
2017	10.493973	11.504577	9.63%	0
2016	10.300611	10.493973	1.88%	0
2015	11.208943	10.300611	-8.10%	552
2014	11.288191	11.208943	-0.70%	0
2013	12.203625	11.288191	-7.50%	84
2012	11.714283	12.203625	4.18%	0
2011	10.913761	11.714283	7.33%	2,176
2010*	10.000000	10.913761	9.14%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.126113	10.048060	-0.77%	11,751
2017	10.101621	10.126113	0.24%	5,565
2016	10.071938	10.101621	0.29%	5,406
2015	10.152482	10.071938	-0.79%	0
2014	10.178876	10.152482	-0.26%	0
2013	10.305630	10.178876	-1.23%	0
2012	9.843949	10.305630	4.69%	0
2011*	10.000000	9.843949	-1.56%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.375671	11.189790	-1.63%	3,683
2017	10.962206	11.375671	3.77%	4,115
2016	10.793778	10.962206	1.56%	0
2015	10.866335	10.793778	-0.67%	6,311
2014	10.536964	10.866335	3.13%	531
2013	10.866491	10.536964	-3.03%	0
2012	10.024180	10.866491	8.40%	0
2011*	10.000000	10.024180	0.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	14.894045	14.159428	-4.93%	0
2017	14.057391	14.894045	5.95%	0
2016	12.479181	14.057391	12.65%	0
2015	13.162768	12.479181	-5.19%	0
2014	13.335215	13.162768	-1.29%	0
2013	12.047624	13.335215	10.69%	0
2012	10.518675	12.047624	14.54%	0
2011	10.844887	10.518675	-3.01%	0
2010*	10.000000	10.844887	8.45%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.359831	15.112411	-1.61%	0
2017	14.804794	15.359831	3.75%	0
2016	13.719185	14.804794	7.91%	0
2015	13.836436	13.719185	-0.85%	783
2014	13.656757	13.836436	1.32%	0
2013	12.538561	13.656757	8.92%	7,007
2012	11.097919	12.538561	12.98%	1,449
2011	10.910309	11.097919	1.72%	0
2010*	10.000000	10.910309	9.10%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	12.007585	9.676402	-19.41%	0
2017	9.127639	12.007585	31.55%	0
2016	9.160955	9.127639	-0.36%	0
2015	10.211248	9.160955	-10.29%	0
2014	10.478734	10.211248	-2.55%	0
2013	9.206231	10.478734	13.82%	0
2012	8.053050	9.206231	14.32%	0
2011	11.142315	8.053050	-27.73%	0
2010*	10.000000	11.142315	11.42%	0
ProFunds - ProFund VP Banks - Q/NQ
2018	20.012301	16.265429	-18.72%	0
2017	17.142252	20.012301	16.74%	0
2016	14.051021	17.142252	22.00%	0
2015	14.254673	14.051021	-1.43%	7,047
2014	13.045044	14.254673	9.27%	0
2013	9.873538	13.045044	32.12%	0
2012	7.476093	9.873538	32.07%	0
2011*	10.000000	7.476093	-25.24%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	11.932285	9.726439	-18.49%	560
2017	9.802196	11.932285	21.73%	1,896
2016	8.355866	9.802196	17.31%	0
2015	9.805416	8.355866	-14.78%	0
2014	9.740187	9.805416	0.67%	0
2013	8.307324	9.740187	17.25%	0
2012	7.735028	8.307324	7.40%	0
2011*	10.000000	7.735028	-22.65%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.720854	2.802685	3.01%	0
2017	3.350153	2.720854	-18.78%	0
2016	3.891923	3.350153	-13.92%	0
2015	4.134810	3.891923	-5.87%	0
2014	4.870558	4.134810	-15.11%	0
2013	6.698206	4.870558	-27.29%	0
2012	8.112339	6.698206	-17.43%	0
2011	8.993158	8.112339	-9.79%	0
2010*	10.000000	8.993158	-10.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	29.023633	26.792978	-7.69%	0
2017	23.923203	29.023633	21.32%	0
2016	28.589333	23.923203	-16.32%	0
2015	27.955401	28.589333	2.27%	0
2014	21.767128	27.955401	28.43%	8,173
2013	13.054964	21.767128	66.73%	0
2012	9.372044	13.054964	39.30%	0
2011*	10.000000	9.372044	-6.28%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	20.786468	19.312540	-7.09%	1,091
2017	17.593018	20.786468	18.15%	455
2016	16.204808	17.593018	8.57%	0
2015	16.443808	16.204808	-1.45%	2,605
2014	14.901008	16.443808	10.35%	0
2013	11.599839	14.901008	28.46%	5,136
2012	10.288331	11.599839	12.75%	0
2011	10.391952	10.288331	-1.00%	458
2010*	10.000000	10.391952	3.92%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.167059	15.322272	-15.66%	0
2017	15.949029	18.167059	13.91%	0
2016	15.558465	15.949029	2.51%	0
2015	15.087497	15.558465	3.12%	0
2014	13.825879	15.087497	9.13%	0
2013	10.872169	13.825879	27.17%	0
2012	9.906424	10.872169	9.75%	0
2011*	10.000000	9.906424	-0.94%	4,253

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.543007	22.453665	-0.40%	0
2017	19.236824	22.543007	17.19%	0
2016	18.650103	19.236824	3.15%	468
2015	17.994624	18.650103	3.64%	0
2014	16.162393	17.994624	11.34%	13,557
2013	11.672069	16.162393	38.47%	0
2012	9.656174	11.672069	20.88%	0
2011*	10.000000	9.656174	-3.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.724514	8.156858	-16.12%	0
2017	7.371026	9.724514	31.93%	1,934
2016	6.706888	7.371026	9.90%	0
2015	8.198089	6.706888	-18.19%	0
2014	8.574141	8.198089	-4.39%	0
2013	9.255168	8.574141	-7.36%	0
2012	8.772487	9.255168	5.50%	539
2011	11.035367	8.772487	-20.51%	0
2010*	10.000000	11.035367	10.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.439390	11.424509	-14.99%	0
2017	11.339583	13.439390	18.52%	1,386
2016	10.624136	11.339583	6.73%	0
2015	12.041240	10.624136	-11.77%	0
2014	13.314156	12.041240	-9.56%	0
2013	11.056458	13.314156	20.42%	0
2012	9.578717	11.056458	15.43%	360
2011	10.618818	9.578717	-9.79%	0
2010*	10.000000	10.618818	6.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	19.497063	17.288088	-11.33%	418
2017	16.662658	19.497063	17.01%	554
2016	14.594670	16.662658	14.17%	639
2015	14.965754	14.594670	-2.48%	0
2014	13.387641	14.965754	11.79%	0
2013	10.238573	13.387641	30.76%	0
2012	8.291604	10.238573	23.48%	0
2011*	10.000000	8.291604	-17.08%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.402480	23.161015	3.39%	0
2017	18.713710	22.402480	19.71%	0
2016	19.700733	18.713710	-5.01%	506
2015	18.947907	19.700733	3.97%	0
2014	15.472498	18.947907	22.46%	0
2013	11.182769	15.472498	38.36%	0
2012	9.621320	11.182769	16.23%	0
2011*	10.000000	9.621320	-3.79%	4,391

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.339205	16.700933	-13.64%	0
2017	15.959443	19.339205	21.18%	0
2016	13.713954	15.959443	16.37%	0
2015	14.343079	13.713954	-4.39%	6,421
2014	13.722570	14.343079	4.52%	0
2013	10.030630	13.722570	36.81%	0
2012	8.749706	10.030630	14.64%	0
2011*	10.000000	8.749706	-12.50%	0
ProFunds - ProFund VP International - Q/NQ
2018	12.879264	10.740539	-16.61%	0
2017	10.680938	12.879264	20.58%	633
2016	10.889310	10.680938	-1.91%	0
2015	11.400901	10.889310	-4.49%	1,938
2014	12.532171	11.400901	-9.03%	0
2013	10.593705	12.532171	18.30%	0
2012	9.230241	10.593705	14.77%	0
2011	10.883988	9.230241	-15.19%	0
2010*	10.000000	10.883988	8.84%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	25.333445	26.316094	3.88%	0
2017	18.808138	25.333445	34.69%	0
2016	18.002246	18.808138	4.48%	0
2015	15.108935	18.002246	19.15%	5,499
2014	15.092253	15.108935	0.11%	0
2013	10.048532	15.092253	50.19%	0
2012	8.475181	10.048532	18.56%	0
2011*	10.000000	8.475181	-15.25%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.077705	14.064162	-12.52%	0
2017	13.709950	16.077705	17.27%	0
2016	13.791183	13.709950	-0.59%	0
2015	13.165734	13.791183	4.75%	0
2014	12.883095	13.165734	2.19%	0
2013	8.778683	12.883095	46.75%	0
2012	7.212307	8.778683	21.72%	0
2011	8.943031	7.212307	-19.35%	0
2010*	10.000000	8.943031	-10.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.494069	26.708724	-2.86%	263
2017	21.301492	27.494069	29.07%	1,063
2016	20.441751	21.301492	4.21%	0
2015	19.215794	20.441751	6.38%	0
2014	16.588847	19.215794	15.84%	656
2013	12.479230	16.588847	32.93%	123
2012	10.845199	12.479230	15.07%	0
2011	10.797419	10.845199	0.44%	0
2010*	10.000000	10.797419	7.97%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.084880	8.754224	-21.03%	0
2017	11.563603	11.084880	-4.14%	0
2016	9.405427	11.563603	22.95%	0
2015	12.398214	9.405427	-24.14%	0
2014	14.050333	12.398214	-11.76%	0
2013	11.438787	14.050333	22.83%	0
2012	11.229247	11.438787	1.87%	0
2011	11.093266	11.229247	1.23%	0
2010*	10.000000	11.093266	10.93%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.122174	17.756536	-7.14%	0
2017	17.502076	19.122174	9.26%	0
2016	18.364039	17.502076	-4.69%	0
2015	17.760374	18.364039	3.40%	0
2014	15.029979	17.760374	18.17%	0
2013	11.533949	15.029979	30.31%	0
2012	10.415916	11.533949	10.73%	0
2011*	10.000000	10.415916	4.16%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.475028	2.976725	-14.34%	0
2017	3.334080	3.475028	4.23%	0
2016	2.161309	3.334080	54.26%	0
2015	3.251264	2.161309	-33.52%	0
2014	4.313600	3.251264	-24.63%	0
2013	7.021560	4.313600	-38.57%	0
2012	8.300042	7.021560	-15.40%	0
2011*	10.000000	8.300042	-17.00%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.704077	13.726973	-6.65%	0
2017	13.745781	14.704077	6.97%	0
2016	13.132572	13.745781	4.67%	0
2015	13.222379	13.132572	-0.68%	0
2014	10.683299	13.222379	23.77%	0
2013	10.781228	10.683299	-0.91%	0
2012	9.294284	10.781228	16.00%	0
2011*	10.000000	9.294284	-7.06%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.194950	3.294442	3.11%	0
2017	3.663252	3.194950	-12.78%	0
2016	3.901536	3.663252	-6.11%	0
2015	4.004516	3.901536	-2.57%	0
2014	5.799999	4.004516	-30.96%	0
2013	5.029832	5.799999	15.31%	851
2012	5.459349	5.029832	-7.87%	0
2011	8.823188	5.459349	-38.12%	0
2010*	10.000000	8.823188	-11.77%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	24.051093	21.373015	-11.13%	0
2017	17.921451	24.051093	34.20%	0
2016	14.174614	17.921451	26.43%	0
2015	14.741711	14.174614	-3.85%	0
2014	11.068670	14.741711	33.18%	423
2013	8.376388	11.068670	32.14%	0
2012	8.829245	8.376388	-5.13%	0
2011*	10.000000	8.829245	-11.71%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.889377	5.449429	11.45%	0
2017	6.844154	4.889377	-28.56%	0
2016	8.253479	6.844154	-17.08%	0
2015	7.475768	8.253479	10.40%	0
2014	7.779172	7.475768	-3.90%	0
2013	7.875910	7.779172	-1.23%	0
2012	9.149085	7.875910	-13.92%	0
2011	8.351048	9.149085	9.56%	0
2010*	10.000000	8.351048	-16.49%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.782462	4.323865	14.31%	0
2017	4.813962	3.782462	-21.43%	0
2016	5.167145	4.813962	-6.84%	0
2015	5.424497	5.167145	-4.74%	0
2014	5.330071	5.424497	1.77%	0
2013	6.815763	5.330071	-21.80%	0
2012	8.622736	6.815763	-20.96%	0
2011	8.555463	8.622736	0.79%	0
2010*	10.000000	8.555463	-14.45%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.959717	1.884003	-3.86%	0
2017	2.647977	1.959717	-25.99%	0
2016	2.973803	2.647977	-10.96%	0
2015	3.454443	2.973803	-13.91%	0
2014	4.328251	3.454443	-20.19%	0
2013	6.192953	4.328251	-30.11%	0
2012	7.703607	6.192953	-19.61%	0
2011	8.691814	7.703607	-11.37%	0
2010*	10.000000	8.691814	-13.08%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	22.199188	21.471572	-3.28%	0
2017	16.586858	22.199188	33.84%	0
2016	14.913242	16.586858	11.22%	0
2015	14.710496	14.913242	1.38%	0
2014	12.580163	14.710496	16.93%	0
2013	10.150165	12.580163	23.94%	0
2012	9.294848	10.150165	9.20%	0
2011*	10.000000	9.294848	-7.05%	4,540

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.255044	11.980248	-15.96%	0
2017	14.711023	14.255044	-3.10%	0
2016	12.214138	14.711023	20.44%	0
2015	12.152632	12.214138	0.51%	0
2014	12.206304	12.152632	-0.44%	0
2013	11.001768	12.206304	10.95%	0
2012	9.537716	11.001768	15.35%	0
2011*	10.000000	9.537716	-4.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.201416	15.168754	-6.37%	0
2017	14.946623	16.201416	8.40%	0
2016	15.143782	14.946623	-1.30%	0
2015	16.211193	15.143782	-6.58%	0
2014	12.005698	16.211193	35.03%	0
2013	14.992186	12.005698	-19.92%	0
2012	14.998070	14.992186	-0.04%	0
2011	10.556071	14.998070	42.08%	0
2010*	10.000000	10.556071	5.56%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	70.981342	63.499655	-10.54%	0
2017	42.592279	70.981342	66.65%	0
2016	39.606420	42.592279	7.54%	0
2015	35.215964	39.606420	12.47%	0
2014	26.186632	35.215964	34.48%	0
2013	14.773533	26.186632	77.25%	0
2012	11.157181	14.773533	32.41%	0
2011	11.405881	11.157181	-2.18%	0
2010*	10.000000	11.405881	14.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.371576	0.325196	-12.48%	0
2017	0.681642	0.371576	-45.49%	0
2016	0.862907	0.681642	-21.01%	0
2015	1.181988	0.862907	-27.00%	0
2014	1.858356	1.181988	-36.40%	0
2013	3.654500	1.858356	-49.15%	0
2012	5.698800	3.654500	-35.87%	0
2011	7.396575	5.698800	-22.95%	0
2010*	10.000000	7.396575	-26.03%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.370144	17.691539	1.85%	0
2017	15.857918	17.370144	9.54%	0
2016	13.919316	15.857918	13.93%	0
2015	15.021704	13.919316	-7.34%	0
2014	12.053477	15.021704	24.63%	0
2013	10.744739	12.053477	12.18%	0
2012	10.838154	10.744739	-0.86%	0
2011*	10.000000	10.838154	8.38%	3,882

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	8.500676	6.800239	-20.00%	0
2017	7.633352	8.500676	11.36%	0
2016	6.058944	7.633352	25.98%	0
2015	6.432820	6.058944	-5.81%	0
2014	6.282996	6.432820	2.38%	0
2013	4.912732	6.282996	27.89%	0
2012	3.994984	4.912732	22.97%	0
2011	5.188766	3.994984	-23.01%	0
2010	4.636614	5.188766	11.91%	0
2009	4.850015	4.636614	-4.40%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	13.040748	10.657378	-18.28%	0
2017	10.847069	13.040748	20.22%	397
2016	8.372512	10.847069	29.56%	0
2015	10.225970	8.372512	-18.13%	0
2014	10.520276	10.225970	-2.80%	0
2013	10.495423	10.520276	0.24%	0
2012	9.574892	10.495423	9.61%	0
2011	11.577004	9.574892	-17.29%	0
2010	9.231492	11.577004	25.41%	0
2009	5.998209	9.231492	53.90%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	38.716187	34.707006	-10.36%	0
2017	30.211873	38.716187	28.15%	0
2016	37.984596	30.211873	-20.46%	0
2015	35.371218	37.984596	7.39%	0
2014	26.925292	35.371218	31.37%	0
2013	17.637293	26.925292	52.66%	0
2012	13.101604	17.637293	34.62%	0
2011	11.966382	13.101604	9.49%	428
2010	10.918712	11.966382	9.60%	0
2009	9.319792	10.918712	17.16%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	2.966713	2.492708	-15.98%	0
2017	2.869460	2.966713	3.39%	0
2016	2.625257	2.869460	9.30%	0
2015	4.005764	2.625257	-34.46%	0
2014	6.131637	4.005764	-34.67%	0
2013	6.399080	6.131637	-4.18%	0
2012	6.556156	6.399080	-2.40%	0
2011	7.093565	6.556156	-7.58%	0
2010	6.632630	7.093565	6.95%	0
2009	6.005293	6.632630	10.45%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.329502	20.295117	-13.01%	0
2017	21.128727	23.329502	10.42%	0
2016	20.244940	21.128727	4.37%	0
2015	19.251522	20.244940	5.16%	0
2014	17.265888	19.251522	11.50%	0
2013	13.598459	17.265888	26.97%	0
2012	12.596517	13.598459	7.95%	0
2011	11.184201	12.596517	12.63%	0
2010	9.632442	11.184201	16.11%	347
2009	8.168154	9.632442	17.93%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	27.363614	23.233992	-15.09%	0
2017	17.436050	27.363614	56.94%	0
2016	13.472626	17.436050	29.42%	0
2015	14.207977	13.472626	-5.18%	0
2014	12.286930	14.207977	15.63%	0
2013	7.628181	12.286930	61.07%	0
2012	6.577650	7.628181	15.97%	0
2011	6.090424	6.577650	8.00%	0
2010	4.937903	6.090424	23.34%	0
2009	3.644174	4.937903	35.50%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.005412	15.559489	-13.58%	0
2017	13.876676	18.005412	29.75%	0
2016	11.272846	13.876676	23.10%	0
2015	11.152119	11.272846	1.08%	5,687
2014	9.103746	11.152119	22.50%	0
2013	6.808940	9.103746	33.70%	0
2012	6.806305	6.808940	0.04%	0
2011	8.232227	6.806305	-17.32%	0
2010	7.590135	8.232227	8.46%	0
2009	4.461382	7.590135	70.13%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	7.587501	5.596901	-26.24%	0
2017	8.176139	7.587501	-7.20%	0
2016	6.286539	8.176139	30.06%	0
2015	9.100786	6.286539	-30.92%	0
2014	11.296676	9.100786	-19.44%	0
2013	9.241884	11.296676	22.23%	0
2012	9.116425	9.241884	1.38%	0
2011	9.780275	9.116425	-6.79%	0
2010	8.297986	9.780275	17.86%	459
2009	6.051858	8.297986	37.11%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.605569	2.477897	-46.20%	0
2017	5.718049	4.605569	-19.46%	0
2016	4.689861	5.718049	21.92%	0
2015	6.935976	4.689861	-32.38%	0
2014	9.915191	6.935976	-30.05%	0
2013	8.084099	9.915191	22.65%	0
2012	8.133101	8.084099	-0.60%	0
2011	9.056744	8.133101	-10.20%	0
2010	7.257707	9.056744	24.79%	0
2009	4.513642	7.257707	60.79%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.471581	5.190833	-19.79%	0
2017	5.082951	6.471581	27.32%	0
2016	5.437465	5.082951	-6.52%	0
2015	5.917667	5.437465	-8.11%	0
2014	6.830694	5.917667	-13.37%	0
2013	5.569051	6.830694	22.65%	0
2012	4.623927	5.569051	20.44%	727
2011	5.503609	4.623927	-15.98%	0
2010	6.230546	5.503609	-11.67%	0
2009	4.639479	6.230546	34.29%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	11.033212	9.581173	-13.16%	0
2017	9.642612	11.033212	14.42%	0
2016	8.408934	9.642612	14.67%	0
2015	8.846528	8.408934	-4.95%	0
2014	7.937415	8.846528	11.45%	0
2013	6.285578	7.937415	26.28%	0
2012	5.175263	6.285578	21.45%	0
2011	6.144438	5.175263	-15.77%	0
2010	5.426959	6.144438	13.22%	0
2009	4.580280	5.426959	18.49%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	18.001964	16.872083	-6.28%	0
2017	16.586041	18.001964	8.54%	0
2016	16.810079	16.586041	-1.33%	0
2015	17.891679	16.810079	-6.05%	3,880
2014	13.420739	17.891679	33.31%	3,558
2013	16.583179	13.420739	-19.07%	1,385
2012	16.262388	16.583179	1.97%	52
2011	11.609947	16.262388	40.07%	272
2010	10.651161	11.609947	9.00%	0
2009	15.715825	10.651161	-32.23%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	23.095409	23.148449	0.23%	0
2017	18.987561	23.095409	21.63%	0
2016	21.238186	18.987561	-10.60%	0
2015	20.523034	21.238186	3.48%	0
2014	16.634991	20.523034	23.37%	0
2013	11.848597	16.634991	40.40%	0
2012	10.215175	11.848597	15.99%	0
2011	9.856117	10.215175	3.64%	0
2010	9.324502	9.856117	5.70%	0
2009	7.556272	9.324502	23.40%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.467251	11.253693	-1.86%	0
2017	10.838585	11.467251	5.80%	0
2016	9.808229	10.838585	10.51%	0
2015	9.978097	9.808229	-1.70%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	25.237464	24.183925	-4.17%	0
2017	19.029293	25.237464	32.62%	0
2016	18.403908	19.029293	3.40%	0
2015	17.155738	18.403908	7.28%	0
2014	16.996484	17.155738	0.94%	0
2013	11.352351	16.996484	49.72%	0
2012	9.610020	11.352351	18.13%	0
2011	11.020953	9.610020	-12.80%	0
2010	9.217493	11.020953	19.57%	0
2009	5.613705	9.217493	64.20%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.553370	0.555666	0.41%	0
2017	0.915601	0.553370	-39.56%	0
2016	1.314557	0.915601	-30.35%	0
2015	1.443821	1.314557	-8.95%	0
2014	1.864177	1.443821	-22.55%	0
2013	3.355790	1.864177	-44.45%	0
2012	4.371423	3.355790	-23.23%	0
2011	6.054780	4.371423	-27.80%	0
2010	8.773541	6.054780	-30.99%	0
2009	16.011565	8.773541	-45.20%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	2.967265	3.048742	2.75%	0
2017	3.289480	2.967265	-9.80%	0
2016	3.423287	3.289480	-3.91%	0
2015	3.500471	3.423287	-2.20%	0
2014	4.708925	3.500471	-25.66%	0
2013	4.126722	4.708925	14.11%	3,973
2012	4.443754	4.126722	-7.13%	1,056
2011	6.452658	4.443754	-31.13%	0
2010	7.475324	6.452658	-13.68%	0
2009	6.323364	7.475324	18.22%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	1.988830	2.183542	9.79%	0
2017	2.323624	1.988830	-14.41%	0
2016	2.902290	2.323624	-19.94%	0
2015	2.964954	2.902290	-2.11%	0
2014	3.386343	2.964954	-12.44%	0
2013	4.722622	3.386343	-28.30%	0
2012	5.843296	4.722622	-19.18%	0
2011	6.369362	5.843296	-8.26%	0
2010	8.611590	6.369362	-26.04%	0
2009	13.440008	8.611590	-35.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.486748	1.431079	-3.74%	0
2017	1.993204	1.486748	-25.41%	0
2016	2.224144	1.993204	-10.38%	0
2015	2.578500	2.224144	-13.74%	0
2014	3.200882	2.578500	-19.44%	0
2013	4.557151	3.200882	-29.76%	0
2012	5.658302	4.557151	-19.46%	935
2011	6.355750	5.658302	-10.97%	832
2010	8.154189	6.355750	-22.06%	446
2009	13.745673	8.154189	-40.68%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.827120	2.010081	10.01%	0
2017	2.133249	1.827120	-14.35%	0
2016	2.702933	2.133249	-21.08%	0
2015	2.727477	2.702933	-0.90%	0
2014	3.022463	2.727477	-9.76%	0
2013	4.414938	3.022463	-31.54%	0
2012	5.448850	4.414938	-18.97%	0
2011	5.957353	5.448850	-8.54%	0
2010	8.314505	5.957353	-28.35%	0
2009	12.508512	8.314505	-33.53%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.514444	2.587895	2.92%	0
2017	3.072945	2.514444	-18.17%	0
2016	3.527423	3.072945	-12.88%	0
2015	3.728368	3.527423	-5.39%	0
2014	4.402369	3.728368	-15.31%	1,300
2013	6.051499	4.402369	-27.25%	0
2012	7.363042	6.051499	-17.81%	0
2011	8.176748	7.363042	-9.95%	0
2010	9.946126	8.176748	-17.79%	234
2009	13.866981	9.946126	-28.27%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	16.233721	12.382638	-23.72%	0
2017	10.909647	16.233721	48.80%	0
2016	10.122447	10.909647	7.78%	0
2015	9.129520	10.122447	10.88%	0
2014	10.901671	9.129520	-16.26%	0
2013	7.058864	10.901671	54.44%	0
2012	5.936774	7.058864	18.90%	0
2011	8.439544	5.936774	-29.66%	0
2010	7.366304	8.439544	14.57%	0
2009	6.016373	7.366304	22.44%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	20.532697	17.595185	-14.31%	0
2017	17.266985	20.532697	18.91%	0
2016	15.918485	17.266985	8.47%	0
2015	16.030569	15.918485	-0.70%	0
2014	15.064656	16.030569	6.41%	0
2013	10.685130	15.064656	40.99%	0
2012	8.896503	10.685130	20.10%	0
2011	8.771157	8.896503	1.43%	0
2010	6.797155	8.771157	29.04%	493
2009	5.021641	6.797155	35.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	23.837499	19.020410	-20.21%	0
2017	19.663990	23.837499	21.22%	0
2016	15.320654	19.663990	28.35%	0
2015	16.376494	15.320654	-6.45%	0
2014	14.778173	16.376494	10.82%	0
2013	9.936086	14.778173	48.73%	203
2012	8.072682	9.936086	23.08%	0
2011	8.823996	8.072682	-8.51%	0
2010	6.479773	8.823996	36.18%	0
2009	4.294915	6.479773	50.87%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	56.249077	50.500218	-10.22%	0
2017	33.521712	56.249077	67.80%	0
2016	30.894515	33.521712	8.50%	0
2015	27.224559	30.894515	13.48%	0
2014	20.135079	27.224559	35.21%	0
2013	11.285503	20.135079	78.42%	1,076
2012	8.499391	11.285503	32.78%	0
2011	8.643493	8.499391	-1.67%	0
2010	6.377440	8.643493	35.53%	332
2009	2.957598	6.377440	115.63%	665
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	28.463250	27.667399	-2.80%	0
2017	21.926282	28.463250	29.81%	0
2016	20.897294	21.926282	4.92%	870
2015	19.501292	20.897294	7.16%	0
2014	16.772169	19.501292	16.27%	0
2013	12.584736	16.772169	33.27%	28,104
2012	10.886413	12.584736	15.60%	0
2011	10.762734	10.886413	1.15%	0
2010	9.175365	10.762734	17.30%	446
2009	6.097352	9.175365	50.48%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2018	21.115121	18.745305	-11.22%	0
2017	16.184299	21.115121	30.47%	0
2016	14.126373	16.184299	14.57%	0
2015	14.372302	14.126373	-1.71%	0
2014	12.242034	14.372302	17.40%	0
2013	8.299605	12.242034	47.50%	0
2012	6.858011	8.299605	21.02%	0
2011	7.008947	6.858011	-2.15%	0
2010	5.901434	7.008947	18.77%	0
2009	4.399068	5.901434	34.15%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.315477	4.388200	-17.44%	0
2017	5.013887	5.315477	6.02%	0
2016	3.059723	5.013887	63.87%	0
2015	4.438758	3.059723	-31.07%	0
2014	5.424614	4.438758	-18.17%	0
2013	10.166454	5.424614	-46.64%	853
2012	10.708203	10.166454	-5.06%	0
2011	14.261332	10.708203	-24.91%	0
2010	10.432817	14.261332	36.70%	591
2009	7.061257	10.432817	47.75%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	13.520430	12.403371	-8.26%	0
2017	12.804583	13.520430	5.59%	0
2016	11.741639	12.804583	9.05%	0
2015	12.167414	11.741639	-3.50%	1,262
2014	10.156570	12.167414	19.80%	0
2013	9.869849	10.156570	2.91%	0
2012	8.424379	9.869849	17.16%	0
2011	8.320870	8.424379	1.24%	0
2010	6.731172	8.320870	23.62%	0
2009	5.427801	6.731172	24.01%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	19.694334	18.866448	-4.20%	0
2017	17.632081	19.694334	11.70%	0
2016	17.756388	17.632081	-0.70%	0
2015	18.176983	17.756388	-2.31%	0
2014	16.897912	18.176983	7.57%	15,604
2013	12.569093	16.897912	34.44%	0
2012	10.872807	12.569093	15.60%	0
2011	10.429799	10.872807	4.25%	480
2010	8.418727	10.429799	23.89%	413
2009	5.896189	8.418727	42.78%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	19.466800	15.500059	-20.38%	0
2017	16.383801	19.466800	18.82%	0
2016	12.689428	16.383801	29.11%	0
2015	14.097112	12.689428	-9.99%	0
2014	13.654041	14.097112	3.24%	0
2013	8.698116	13.654041	56.98%	0
2012	7.195740	8.698116	20.88%	0
2011	8.276819	7.195740	-13.06%	0
2010	6.064969	8.276819	36.47%	0
2009	4.595409	6.064969	31.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	22.849200	19.134948	-16.26%	0
2017	16.084272	22.849200	42.06%	0
2016	13.493222	16.084272	19.20%	0
2015	13.859480	13.493222	-2.64%	0
2014	11.230628	13.859480	23.41%	0
2013	6.723898	11.230628	67.03%	0
2012	5.249307	6.723898	28.09%	0
2011	5.520172	5.249307	-4.91%	0
2010	4.444105	5.520172	24.21%	0
2009	3.066766	4.444105	44.91%	1,576

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	23.288204	21.755334	-6.58%	0
2017	18.909722	23.288204	23.15%	0
2016	18.620379	18.909722	1.55%	0
2015	18.607406	18.620379	0.07%	0
2014	16.718874	18.607406	11.30%	0
2013	11.950085	16.718874	39.91%	0
2012	10.653127	11.950085	12.17%	0
2011	10.878917	10.653127	-2.08%	0
2010	8.788751	10.878917	23.78%	0
2009	6.029382	8.788751	45.77%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	18.377290	15.769888	-14.19%	0
2017	16.021016	18.377290	14.71%	0
2016	13.784271	16.021016	16.23%	0
2015	15.364622	13.784271	-10.29%	0
2014	13.988946	15.364622	9.83%	0
2013	9.727309	13.988946	43.81%	197
2012	8.038869	9.727309	21.00%	406
2011	8.385595	8.038869	-4.13%	0
2010	7.039980	8.385595	19.11%	0
2009	4.701381	7.039980	49.74%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	22.993605	19.387166	-15.68%	0
2017	19.556081	22.993605	17.58%	431
2016	19.233885	19.556081	1.68%	0
2015	19.175138	19.233885	0.31%	0
2014	19.674262	19.175138	-2.54%	0
2013	14.824963	19.674262	32.71%	1,088
2012	12.903595	14.824963	14.89%	0
2011	13.119976	12.903595	-1.65%	0
2010	9.995862	13.119976	31.25%	0
2009	6.438595	9.995862	55.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	17.911086	14.365904	-19.79%	0
2017	15.989281	17.911086	12.02%	0
2016	12.530562	15.989281	27.60%	0
2015	14.361014	12.530562	-12.75%	0
2014	13.592186	14.361014	5.66%	0
2013	10.109732	13.592186	34.45%	1,425
2012	8.729193	10.109732	15.82%	195
2011	9.496238	8.729193	-8.08%	0
2010	7.984760	9.496238	18.93%	0
2009	5.195016	7.984760	53.70%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	21.402761	19.274496	-9.94%	323
2017	18.623226	21.402761	14.93%	1,292
2016	15.848571	18.623226	17.51%	0
2015	16.068610	15.848571	-1.37%	0
2014	16.230984	16.068610	-1.00%	0
2013	11.602403	16.230984	39.89%	1,694
2012	10.595849	11.602403	9.50%	0
2011	10.339203	10.595849	2.48%	0
2010	8.328219	10.339203	24.15%	0
2009	6.279253	8.328219	32.63%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	15.584634	12.253085	-21.38%	0
2017	15.785413	15.584634	-1.27%	257
2016	12.102991	15.785413	30.43%	539
2015	14.140288	12.102991	-14.41%	0
2014	14.098073	14.140288	0.30%	0
2013	9.970353	14.098073	41.40%	1,749
2012	8.366287	9.970353	19.17%	0
2011	9.331888	8.366287	-10.35%	0
2010	7.534897	9.331888	23.85%	0
2009	4.690382	7.534897	60.65%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.491157	8.292479	10.70%	0
2017	9.188264	7.491157	-18.47%	0
2016	8.673520	9.188264	5.93%	0
2015	7.729180	8.673520	12.22%	0
2014	6.350892	7.729180	21.70%	0
2013	6.611316	6.350892	-3.94%	0
2012	7.125815	6.611316	-7.22%	0
2011	7.517961	7.125815	-5.22%	0
2010	7.952225	7.517961	-5.46%	0
2009	9.544207	7.952225	-16.68%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	19.438316	18.955429	-2.48%	0
2017	14.803642	19.438316	31.31%	0
2016	13.462177	14.803642	9.96%	0
2015	13.448434	13.462177	0.10%	0
2014	12.320748	13.448434	9.15%	0
2013	9.191851	12.320748	34.04%	0
2012	8.291271	9.191851	10.86%	0
2011	9.223395	8.291271	-10.11%	0
2010	8.315828	9.223395	10.91%	0
2009	5.398224	8.315828	54.05%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	8.677508	8.135392	-6.25%	0
2017	8.280293	8.677508	4.80%	0
2016	7.123911	8.280293	16.23%	0
2015	7.714962	7.123911	-7.66%	0
2014	7.594270	7.714962	1.59%	0
2013	6.530515	7.594270	16.29%	0
2012	6.290919	6.530515	3.81%	0
2011	7.423474	6.290919	-15.26%	0
2010	6.548227	7.423474	13.37%	0
2009	5.140015	6.548227	27.40%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	19.818040	15.685045	-20.85%	0
2017	16.405353	19.818040	20.80%	641
2016	14.355988	16.405353	14.28%	0
2015	16.878654	14.355988	-14.95%	0
2014	13.883544	16.878654	21.57%	0
2013	9.309455	13.883544	49.13%	0
2012	7.997425	9.309455	16.41%	0
2011	9.088607	7.997425	-12.01%	0
2010	7.395573	9.088607	22.89%	526
2009	6.363833	7.395573	16.21%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	16.318081	16.765150	2.74%	0
2017	14.846851	16.318081	9.91%	0
2016	12.890432	14.846851	15.18%	0
2015	14.055385	12.890432	-8.29%	0
2014	11.552583	14.055385	21.66%	19,526
2013	10.269822	11.552583	12.49%	0
2012	10.259148	10.269822	0.10%	0
2011	8.911086	10.259148	15.13%	537
2010	8.421534	8.911086	5.81%	0
2009	7.475294	8.421534	12.66%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	5.882460	5.145929	-12.52%	0
2017	4.979916	5.882460	18.12%	0
2016	5.510050	4.979916	-9.62%	0
2015	6.691849	5.510050	-17.66%	0
2014	8.656512	6.691849	-22.70%	0
2013	8.997247	8.656512	-3.79%	0
2012	9.017884	8.997247	-0.23%	0
2011	9.457143	9.017884	-4.64%	0
2010	10.120198	9.457143	-6.55%	0
2009	9.588953	10.120198	5.54%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.198778	10.812556	6.02%	0
2017	10.043969	10.198778	1.54%	0
2016	9.903268	10.043969	1.42%	0
2015	10.094669	9.903268	-1.90%	0
2014	10.058385	10.094669	0.36%	0
2013*	10.000000	10.058385	0.58%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.821285	8.936546	-17.42%	0
2017*	10.000000	10.821285	8.21%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.308866	4.479370	-29.00%	0
2017	6.482498	6.308866	-2.68%	0
2016	4.556256	6.482498	42.28%	0
2015	6.915268	4.556256	-34.11%	0
2014	8.634704	6.915268	-19.91%	0
2013	7.890710	8.634704	9.43%	0
2012	7.709537	7.890710	2.35%	0
2011*	10.000000	7.709537	-22.90%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	14.751474	13.660177	-7.40%	0
2017	12.893329	14.751474	14.41%	0
2016	12.475448	12.893329	3.35%	0
2015	12.446788	12.475448	0.23%	0
2014	11.743921	12.446788	5.98%	0
2013	10.207471	11.743921	15.05%	0
2012	9.098994	10.207471	12.18%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.671834	-23.28%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.644969	7.733905	-19.81%	0
2017	9.829536	9.644969	-1.88%	0
2016	7.055244	9.829536	39.32%	0
2015	11.486244	7.055244	-38.58%	0
2014	10.372607	11.486244	10.74%	0
2013*	10.000000	10.372607	3.73%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.235135	11.454343	-13.46%	0
2017	10.703631	13.235135	23.65%	0
2016	10.018221	10.703631	6.84%	0
2015	10.259632	10.018221	-2.35%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.719369	10.307245	-3.84%	0
2017	10.449149	10.719369	2.59%	0
2016	10.115901	10.449149	3.29%	0
2015	10.481949	10.115901	-3.49%	0
2014	10.254797	10.481949	2.22%	0
2013	11.323804	10.254797	-9.44%	0
2012	10.657128	11.323804	6.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.405021	11.431124	-7.85%	0
2017	10.404739	12.405021	19.22%	0
2016	9.265529	10.404739	12.30%	0
2015*	10.000000	9.265529	-7.34%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.050770	10.832459	-10.11%	0
2017	11.198686	12.050770	7.61%	0
2016	9.393413	11.198686	19.22%	0
2015*	10.000000	9.393413	-6.07%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.951126	10.050062	-8.23%	0
2017	9.824343	10.951126	11.47%	0
2016	9.566255	9.824343	2.70%	0
2015	9.844228	9.566255	-2.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.377085	12.688048	-11.75%	0
2017	11.565643	14.377085	24.31%	0
2016	11.475973	11.565643	0.78%	0
2015	11.599966	11.475973	-1.07%	0
2014	11.506394	11.599966	0.81%	0
2013*	10.000000	11.506394	15.06%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.104954	9.926145	-1.77%	0
2017	9.894648	10.104954	2.13%	0
2016*	10.000000	9.894648	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.262771	10.566499	-6.18%	0
2017	9.921299	11.262771	13.52%	0
2016	9.444503	9.921299	5.05%	0
2015	9.940920	9.444503	-4.99%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.859667	11.780266	-8.39%	0
2017	11.156065	12.859667	15.27%	0
2016*	10.000000	11.156065	11.56%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.268868	13.048233	-8.55%	0
2017	12.681460	14.268868	12.52%	0
2016	12.345887	12.681460	2.72%	0
2015	12.603051	12.345887	-2.04%	0
2014	12.495348	12.603051	0.86%	0
2013	11.036880	12.495348	13.21%	0
2012	10.143311	11.036880	8.81%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.132595	9.248398	-8.73%	0
2017*	10.000000	10.132595	1.33%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.224427	9.711937	-5.01%	0
2017*	10.000000	10.224427	2.24%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	5.977087	5.224563	-12.59%	0
2017	5.950086	5.977087	0.45%	0
2016	5.367812	5.950086	10.85%	0
2015	7.242455	5.367812	-25.88%	0
2014	8.819718	7.242455	-17.88%	0
2013	9.933623	8.819718	-11.21%	0
2012	10.254126	9.933623	-3.13%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.653947	11.390690	-16.58%	0
2017	11.994430	13.653947	13.84%	0
2016	10.521850	11.994430	14.00%	0
2015	10.907968	10.521850	-3.54%	0
2014*	10.000000	10.907968	9.08%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.590877	10.470068	-1.14%	0
2017	10.346767	10.590877	2.36%	0
2016	9.597673	10.346767	7.80%	0
2015*	10.000000	9.597673	-4.02%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.259031	-17.41%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.660422	12.757347	-6.61%	0
2017	12.137004	13.660422	12.55%	0
2016	11.926774	12.137004	1.76%	0
2015	12.060600	11.926774	-1.11%	0
2014	11.548941	12.060600	4.43%	0
2013	10.119262	11.548941	14.13%	0
2012	9.112010	10.119262	11.05%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.781971	11.139870	-5.45%	0
2017	10.254086	11.781971	14.90%	0
2016	9.686579	10.254086	5.86%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.067403	10.920625	-9.50%	0
2017	10.825643	12.067403	11.47%	0
2016	9.294268	10.825643	16.48%	0
2015*	10.000000	9.294268	-7.06%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	13.017227	11.695815	-10.15%	0
2017	11.281013	13.017227	15.39%	0
2016*	10.000000	11.281013	12.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.654838	13.452280	-1.48%	0
2017	10.235642	13.654838	33.40%	0
2016	10.287384	10.235642	-0.50%	0
2015*	10.000000	10.287384	2.87%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.911225	10.404474	-4.64%	0
2017	10.313686	10.911225	5.79%	0
2016	9.129295	10.313686	12.97%	0
2015*	10.000000	9.129295	-8.71%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.282124	10.093490	-1.83%	0
2017	9.992066	10.282124	2.90%	0
2016*	10.000000	9.992066	-0.08%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.172380	10.340867	-7.44%	0
2017	10.880262	11.172380	2.68%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.912971	10.492968	-3.85%	0
2017	10.254706	10.912971	6.42%	0
2016	9.594021	10.254706	6.89%	0
2015	9.887245	9.594021	-2.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.656044	14.890057	-10.60%	0
2017	15.031722	16.656044	10.81%	0
2016	13.421748	15.031722	12.00%	0
2015	14.462764	13.421748	-7.20%	0
2014	14.211474	14.462764	1.77%	0
2013	11.603928	14.211474	22.47%	0
2012	10.168271	11.603928	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.322622	11.667749	-5.31%	0
2017	11.354675	12.322622	8.52%	0
2016	10.063592	11.354675	12.83%	0
2015	10.942292	10.063592	-8.03%	0
2014	10.570491	10.942292	3.52%	0
2013*	10.000000	10.570491	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.615926	11.960876	-12.16%	0
2017	12.670609	13.615926	7.46%	0
2016	11.414847	12.670609	11.00%	0
2015	11.972998	11.414847	-4.66%	0
2014	11.446620	11.972998	4.60%	0
2013*	10.000000	11.446620	14.47%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.681385	9.764812	0.86%	0
2017	9.598997	9.681385	0.86%	0
2016	9.423667	9.598997	1.86%	0
2015*	10.000000	9.423667	-5.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.375401	10.767302	-5.35%	0
2017	10.163220	11.375401	11.93%	0
2016	9.843813	10.163220	3.24%	0
2015	10.562716	9.843813	-6.81%	0
2014	10.269617	10.562716	2.85%	0
2013*	10.000000	10.269617	2.70%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.824959	9.854217	0.30%	0
2017	9.805791	9.824959	0.20%	0
2016	9.815243	9.805791	-0.10%	0
2015	9.975748	9.815243	-1.61%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.421722	-5.78%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.969121	6.273049	-9.99%	0
2017	6.478633	6.969121	7.57%	0
2016	7.681382	6.478633	-15.66%	0
2015	7.884953	7.681382	-2.58%	0
2014	7.109504	7.884953	10.91%	0
2013	7.003599	7.109504	1.51%	0
2012	7.971239	7.003599	-12.14%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	11.487603	9.895992	-13.86%	0
2017	10.107867	11.487603	13.65%	0
2016	10.148352	10.107867	-0.40%	0
2015	10.128421	10.148352	0.20%	0
2014	9.957600	10.128421	1.72%	0
2013	8.567545	9.957600	16.22%	0
2012	8.291269	8.567545	3.33%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	8.922145	8.379969	-6.08%	0
2017	8.696991	8.922145	2.59%	0
2016	8.831743	8.696991	-1.53%	0
2015	8.763437	8.831743	0.78%	0
2014	8.462133	8.763437	3.56%	0
2013	8.412839	8.462133	0.59%	0
2012	8.317256	8.412839	1.15%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.305072	11.095748	-1.85%	0
2017	11.042375	11.305072	2.38%	0
2016	10.279043	11.042375	7.43%	0
2015	10.312985	10.279043	-0.33%	0
2014	10.180033	10.312985	1.31%	0
2013*	10.000000	10.180033	1.80%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.878648	10.964456	-7.70%	0
2017	10.929754	11.878648	8.68%	0
2016	9.904819	10.929754	10.35%	0
2015	10.470665	9.904819	-5.40%	0
2014	10.010169	10.470665	4.60%	0
2013*	10.000000	10.010169	0.10%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.449309	12.583528	-6.44%	0
2017	11.491755	13.449309	17.03%	0
2016	11.919488	11.491755	-3.59%	0
2015	13.142947	11.919488	-9.31%	0
2014	14.020606	13.142947	-6.26%	0
2013	11.323541	14.020606	23.82%	0
2012	9.602586	11.323541	17.92%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.125561	8.965344	-19.42%	0
2017	8.795752	11.125561	26.49%	0
2016	7.359529	8.795752	19.52%	0
2015	9.303567	7.359529	-20.90%	0
2014	9.859475	9.303567	-5.64%	0
2013*	10.000000	9.859475	-1.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.131164	10.555073	-5.18%	0
2017	10.374688	11.131164	7.29%	750
2016	9.088696	10.374688	14.15%	49
2015	9.779591	9.088696	-7.06%	0
2014	10.034838	9.779591	-2.54%	0
2013*	10.000000	10.034838	0.35%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.507025	10.289370	-2.07%	0
2017	10.223214	10.507025	2.78%	0
2016	9.908994	10.223214	3.17%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.092845	11.655366	-3.62%	0
2017	10.950145	12.092845	10.44%	0
2016*	10.000000	10.950145	9.50%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.579841	11.849265	-5.81%	0
2017	11.496065	12.579841	9.43%	0
2016	10.962051	11.496065	4.87%	0
2015	11.361348	10.962051	-3.51%	0
2014	11.014083	11.361348	3.15%	0
2013	10.254936	11.014083	7.40%	0
2012	9.485274	10.254936	8.11%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.854159	11.822490	-8.03%	0
2017	11.853953	12.854159	8.44%	122
2016	10.833183	11.853953	9.42%	0
2015	11.078338	10.833183	-2.21%	0
2014	10.881381	11.078338	1.81%	0
2013	12.052171	10.881381	-9.71%	0
2012	10.333200	12.052171	16.64%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.474760	10.457901	-8.86%	0
2017	10.303676	11.474760	11.37%	0
2016	9.057127	10.303676	13.76%	0
2015	10.629134	9.057127	-14.79%	0
2014*	10.000000	10.629134	6.29%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.207292	11.996245	-9.17%	0
2017	12.166059	13.207292	8.56%	0
2016	11.922529	12.166059	2.04%	0
2015	12.222355	11.922529	-2.45%	0
2014	10.849278	12.222355	12.66%	0
2013	10.683016	10.849278	1.56%	0
2012	8.308633	10.683016	28.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.827078	11.847862	-7.63%	0
2017	11.178209	12.827078	14.75%	0
2016	10.708231	11.178209	4.39%	0
2015	11.577859	10.708231	-7.51%	0
2014	11.471741	11.577859	0.93%	0
2013	10.015677	11.471741	14.54%	0
2012	8.902824	10.015677	12.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.741300	15.739796	-5.98%	0
2017	14.610957	16.741300	14.58%	0
2016	13.546445	14.610957	7.86%	0
2015	13.556771	13.546445	-0.08%	0
2014	13.049395	13.556771	3.89%	0
2013	10.697048	13.049395	21.99%	0
2012	9.342508	10.697048	14.50%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.721288	10.359346	-3.38%	93
2017	10.189605	10.721288	5.22%	0
2016	9.477914	10.189605	7.51%	392
2015	9.863578	9.477914	-3.91%	0
2014	9.595587	9.863578	2.79%	396
2013*	10.000000	9.595587	-4.04%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.093598	10.046657	-9.44%	0
2017	9.466041	11.093598	17.19%	0
2016	9.289882	9.466041	1.90%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.111791	1.12%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.341077	10.884819	-4.02%	0
2017	10.735679	11.341077	5.64%	0
2016	9.503893	10.735679	12.96%	0
2015	9.861869	9.503893	-3.63%	0
2014*	10.000000	9.861869	-1.38%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.615604	12.797263	-6.01%	0
2017	11.028924	13.615604	23.45%	0
2016*	10.000000	11.028924	10.29%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.315218	10.169139	-1.42%	0
2017	10.108888	10.315218	2.04%	0
2016	9.989926	10.108888	1.19%	0
2015	10.081631	9.989926	-0.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.755996	16.563832	-11.69%	0
2017	15.821929	18.755996	18.54%	0
2016	14.755290	15.821929	7.23%	0
2015	15.178055	14.755290	-2.79%	0
2014	14.679016	15.178055	3.40%	0
2013	11.457597	14.679016	28.12%	0
2012	9.969120	11.457597	14.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	15.016922	13.932181	-7.22%	0
2017	13.543639	15.016922	10.88%	0
2016	12.899075	13.543639	5.00%	0
2015	13.175519	12.899075	-2.10%	0
2014	12.766683	13.175519	3.20%	0
2013	11.252795	12.766683	13.45%	0
2012	10.239863	11.252795	9.89%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.830748	15.294195	-9.13%	0
2017	14.687427	16.830748	14.59%	0
2016	13.830256	14.687427	6.20%	0
2015	14.165211	13.830256	-2.36%	0
2014	13.673233	14.165211	3.60%	0
2013	11.396960	13.673233	19.97%	0
2012	10.135425	11.396960	12.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.496013	12.042001	-3.63%	0
2017	11.873294	12.496013	5.24%	0
2016	11.469851	11.873294	3.52%	0
2015	11.677258	11.469851	-1.78%	0
2014	11.420131	11.677258	2.25%	0
2013	10.998760	11.420131	3.83%	0
2012	10.340348	10.998760	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.690503	10.755955	-7.99%	0
2017	10.294207	11.690503	13.56%	0
2016	9.855537	10.294207	4.45%	0
2015	10.406975	9.855537	-5.30%	0
2014	10.284950	10.406975	1.19%	0
2013*	10.000000	10.284950	2.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.936471	10.975093	-8.05%	0
2017	10.240842	11.936471	16.56%	0
2016	9.743892	10.240842	5.10%	0
2015	10.352122	9.743892	-5.88%	0
2014	10.356999	10.352122	-0.05%	0
2013*	10.000000	10.356999	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.932946	14.647574	-8.07%	0
2017	14.128011	15.932946	12.78%	0
2016	13.376099	14.128011	5.62%	0
2015	13.663674	13.376099	-2.10%	0
2014	13.205182	13.663674	3.47%	0
2013	11.328331	13.205182	16.57%	0
2012	10.188500	11.328331	11.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.607657	15.766119	-10.46%	0
2017	15.070796	17.607657	16.83%	0
2016	14.155686	15.070796	6.46%	0
2015	14.524882	14.155686	-2.54%	0
2014	14.038607	14.524882	3.46%	0
2013	11.416108	14.038607	22.97%	0
2012	10.068886	11.416108	13.38%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.180173	13.362162	-5.77%	0
2017	13.041061	14.180173	8.73%	0
2016	12.433344	13.041061	4.89%	0
2015	12.700554	12.433344	-2.10%	0
2014	12.331910	12.700554	2.99%	0
2013	11.203634	12.331910	10.07%	0
2012	10.289355	11.203634	8.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.326357	11.043893	-2.49%	263
2017	11.030709	11.326357	2.68%	0
2016	10.787582	11.030709	2.25%	540
2015	10.958732	10.787582	-1.56%	0
2014	10.559551	10.958732	3.78%	594
2013	10.894805	10.559551	-3.08%	0
2012	10.279039	10.894805	5.99%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.886877	13.229396	-11.13%	0
2017	12.761972	14.886877	16.65%	0
2016	11.578544	12.761972	10.22%	0
2015	12.083099	11.578544	-4.18%	0
2014	11.840852	12.083099	2.05%	0
2013*	10.000000	11.840852	18.41%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.747884	12.539234	-8.79%	0
2017	12.205157	13.747884	12.64%	0
2016	11.339915	12.205157	7.63%	0
2015	11.665737	11.339915	-2.79%	0
2014	11.574363	11.665737	0.79%	0
2013*	10.000000	11.574363	15.74%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.645021	12.318748	-2.58%	0
2017	10.056661	12.645021	25.74%	0
2016	9.836102	10.056661	2.24%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	12.001434	9.806506	-18.29%	0
2017	8.571141	12.001434	40.02%	0
2016	8.041326	8.571141	6.59%	0
2015	9.674136	8.041326	-16.88%	0
2014*	10.000000	9.674136	-3.26%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.135982	10.024159	-1.10%	0
2017	10.034103	10.135982	1.02%	0
2016	10.065636	10.034103	-0.31%	0
2015	10.183523	10.065636	-1.16%	0
2014*	10.000000	10.183523	1.84%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.205518	9.211926	0.07%	2,200
2017	9.282883	9.205518	-0.83%	0
2016	9.380920	9.282883	-1.05%	164
2015	9.480463	9.380920	-1.05%	2,268
2014	9.581063	9.480463	-1.05%	1,577
2013	9.682727	9.581063	-1.05%	817
2012	9.785755	9.682727	-1.05%	1,806
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.773923	10.040897	-14.72%	0
2017	9.527531	11.773923	23.58%	0
2016	9.540314	9.527531	-0.13%	0
2015	9.734948	9.540314	-2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.897286	11.631162	-9.82%	0
2017	11.005509	12.897286	17.19%	0
2016	10.160059	11.005509	8.32%	0
2015	10.371387	10.160059	-2.04%	0
2014*	10.000000	10.371387	3.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.739518	11.052302	-5.85%	0
2017	10.675489	11.739518	9.97%	0
2016	10.148827	10.675489	5.19%	0
2015	10.274371	10.148827	-1.22%	0
2014*	10.000000	10.274371	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.339610	11.419327	-7.46%	0
2017	10.861729	12.339610	13.61%	0
2016	10.188188	10.861729	6.61%	0
2015	10.351356	10.188188	-1.58%	0
2014*	10.000000	10.351356	3.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.895207	10.585784	-2.84%	0
2017	10.418462	10.895207	4.58%	0
2016	10.098169	10.418462	3.17%	0
2015	10.178371	10.098169	-0.79%	0
2014*	10.000000	10.178371	1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.758932	10.980272	-6.62%	0
2017	10.421188	11.758932	12.84%	0
2016	9.962827	10.421188	4.60%	0
2015	10.405811	9.962827	-4.26%	0
2014	10.264156	10.405811	1.38%	0
2013*	10.000000	10.264156	2.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.103701	11.250874	-7.05%	0
2017	10.457840	12.103701	15.74%	0
2016	9.881675	10.457840	5.83%	0
2015	10.397761	9.881675	-4.96%	0
2014	10.329024	10.397761	0.67%	0
2013*	10.000000	10.329024	3.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.079377	11.272994	-6.68%	0
2017	10.809841	12.079377	11.74%	0
2016	10.195959	10.809841	6.02%	0
2015	10.338747	10.195959	-1.38%	0
2014*	10.000000	10.338747	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.590622	11.495142	-8.70%	0
2017	10.905051	12.590622	15.46%	0
2016	10.158844	10.905051	7.35%	0
2015	10.342115	10.158844	-1.77%	0
2014*	10.000000	10.342115	3.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.482716	10.937503	-4.75%	0
2017	10.625489	11.482716	8.07%	0
2016	10.158601	10.625489	4.60%	0
2015	10.269540	10.158601	-1.08%	0
2014*	10.000000	10.269540	2.70%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.323512	11.682082	-12.32%	0
2017	11.629472	13.323512	14.57%	0
2016	9.770237	11.629472	19.03%	0
2015	10.130649	9.770237	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.738362	12.976335	-17.55%	0
2017	12.669598	15.738362	24.22%	0
2016	13.128174	12.669598	-3.49%	0
2015	13.354884	13.128174	-1.70%	0
2014	13.681567	13.354884	-2.39%	0
2013	11.419773	13.681567	19.81%	0
2012	9.990663	11.419773	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.647973	8.709157	-18.21%	0
2017	8.781701	10.647973	21.25%	0
2016	8.453532	8.781701	3.88%	0
2015	9.025703	8.453532	-6.34%	0
2014*	10.000000	9.025703	-9.74%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.786627	21.790650	-4.37%	0
2017	17.730168	22.786627	28.52%	0
2016	17.568180	17.730168	0.92%	0
2015	17.215819	17.568180	2.05%	0
2014	15.795520	17.215819	8.99%	0
2013	11.876082	15.795520	33.00%	0
2012	10.334411	11.876082	14.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	20.130715	17.569111	-12.72%	0
2017	17.788960	20.130715	13.16%	0
2016	15.491526	17.788960	14.83%	0
2015	16.213055	15.491526	-4.45%	0
2014	14.862682	16.213055	9.09%	0
2013	11.123935	14.862682	33.61%	0
2012	9.560424	11.123935	16.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	22.181198	20.400199	-8.03%	0
2017	17.577989	22.181198	26.19%	0
2016	16.749733	17.577989	4.94%	0
2015	16.986182	16.749733	-1.39%	0
2014	16.550770	16.986182	2.63%	0
2013	12.067574	16.550770	37.15%	0
2012	10.638040	12.067574	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.539711	20.227151	-14.07%	0
2017	20.896923	23.539711	12.65%	0
2016	17.958514	20.896923	16.36%	0
2015	18.688356	17.958514	-3.91%	0
2014	16.139705	18.688356	15.79%	0
2013	12.021833	16.139705	34.25%	0
2012	10.442740	12.021833	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.609055	13.307101	-8.91%	0
2017	11.817973	14.609055	23.62%	0
2016	11.027236	11.817973	7.17%	0
2015	11.060612	11.027236	-0.30%	0
2014*	10.000000	11.060612	10.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.463082	11.062594	-17.83%	0
2017	12.474915	13.463082	7.92%	0
2016	10.010853	12.474915	24.61%	0
2015	10.765426	10.010853	-7.01%	0
2014*	10.000000	10.765426	7.65%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	13.876105	11.994975	-13.56%	0
2017	12.356375	13.876105	12.30%	0
2016	10.166011	12.356375	21.55%	0
2015	10.444678	10.166011	-2.67%	0
2014*	10.000000	10.444678	4.45%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.324681	14.173026	-1.06%	0
2017	12.011163	14.324681	19.26%	0
2016	10.897185	12.011163	10.22%	0
2015	10.910761	10.897185	-0.12%	0
2014*	10.000000	10.910761	9.11%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.354278	11.727931	-5.07%	0
2017	11.762437	12.354278	5.03%	0
2016	11.090945	11.762437	6.05%	0
2015	11.881150	11.090945	-6.65%	0
2014	9.336423	11.881150	27.26%	0
2013*	10.000000	9.336423	-6.64%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.457140	12.700134	-5.63%	0
2017	11.190301	13.457140	20.26%	0
2016	10.127380	11.190301	10.50%	0
2015	10.117173	10.127380	0.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.115002	10.090312	-0.24%	0
2017	10.063127	10.115002	0.52%	0
2016	9.922387	10.063127	1.42%	0
2015	10.061989	9.922387	-1.39%	0
2014	10.118772	10.061989	-0.56%	0
2013	10.215374	10.118772	-0.95%	0
2012	9.972650	10.215374	2.43%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.994260	11.398634	-12.28%	0
2017	11.500827	12.994260	12.99%	0
2016	9.615673	11.500827	19.61%	0
2015	10.216465	9.615673	-5.88%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.794291	9.033604	-7.77%	0
2017	9.278031	9.794291	5.56%	0
2016	9.437082	9.278031	-1.69%	0
2015	10.045533	9.437082	-6.06%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.819527	9.781413	-9.59%	0
2017	9.908508	10.819527	9.19%	0
2016	9.168480	9.908508	8.07%	0
2015	10.001018	9.168480	-8.32%	0
2014	10.137125	10.001018	-1.34%	0
2013*	10.000000	10.137125	1.37%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.607302	9.857323	-7.07%	0
2017	10.420673	10.607302	1.79%	0
2016	9.303589	10.420673	12.01%	0
2015	9.714088	9.303589	-4.23%	0
2014	9.681428	9.714088	0.34%	0
2013*	10.000000	9.681428	-3.19%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.434809	9.982578	-4.33%	0
2017	10.326782	10.434809	1.05%	0
2016	9.998996	10.326782	3.28%	0
2015	10.365081	9.998996	-3.53%	0
2014	10.589014	10.365081	-2.11%	0
2013	10.230524	10.589014	3.50%	0
2012*	10.000000	10.230524	2.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.806394	13.544850	-14.31%	0
2017	11.717766	15.806394	34.89%	0
2016	11.860391	11.717766	-1.20%	0
2015	11.561665	11.860391	2.58%	0
2014	11.448962	11.561665	0.98%	0
2013*	10.000000	11.448962	14.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	12.033295	11.257735	-6.45%	0
2017	10.725698	12.033295	12.19%	0
2016	9.600285	10.725698	11.72%	0
2015	10.683761	9.600285	-10.14%	0
2014	10.748237	10.683761	-0.60%	0
2013	10.850429	10.748237	-0.94%	0
2012	9.551536	10.850429	13.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.702070	5.689531	-15.11%	0
2017	6.637113	6.702070	0.98%	0
2016	5.838976	6.637113	13.67%	0
2015	7.938092	5.838976	-26.44%	0
2014	9.857932	7.938092	-19.48%	0
2013	11.681504	9.857932	-15.61%	0
2012	11.230323	11.681504	4.02%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.571307	10.556610	-0.14%	0
2017	10.183588	10.571307	3.81%	0
2016	9.835672	10.183588	3.54%	0
2015	10.120993	9.835672	-2.82%	0
2014	9.935940	10.120993	1.86%	0
2013*	10.000000	9.935940	-0.64%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	14.110434	13.287766	-5.83%	0
2017	12.989360	14.110434	8.63%	111
2016	11.594790	12.989360	12.03%	0
2015	12.001693	11.594790	-3.39%	0
2014	11.961037	12.001693	0.34%	0
2013	13.003630	11.961037	-8.02%	275
2012	11.159301	13.003630	16.53%	759
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.748559	11.125815	-5.30%	0
2017	10.940623	11.748559	7.38%	135
2016	10.637055	10.940623	2.85%	0
2015	11.213466	10.637055	-5.14%	46
2014	11.093029	11.213466	1.09%	58
2013	12.261061	11.093029	-9.53%	58
2012	11.595737	12.261061	5.74%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	14.891965	14.329289	-3.78%	0
2017	14.129061	14.891965	5.40%	0
2016	12.708554	14.129061	11.18%	0
2015	13.074713	12.708554	-2.80%	0
2014	12.799670	13.074713	2.15%	0
2013	12.246074	12.799670	4.52%	0
2012	10.837933	12.246074	12.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.396878	10.316568	-0.77%	0
2017*	10.000000	10.396878	3.97%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.114858	10.209822	0.94%	0
2017*	10.000000	10.114858	1.15%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.460124	10.877241	-5.09%	0
2017	10.458691	11.460124	9.58%	0
2016	10.271148	10.458691	1.83%	0
2015	11.182521	10.271148	-8.15%	47
2014	11.267272	11.182521	-0.75%	0
2013	12.187171	11.267272	-7.55%	58
2012	11.704413	12.187171	4.12%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	10.092077	10.009211	-0.82%	0
2017	10.072736	10.092077	0.19%	0
2016	10.048198	10.072736	0.24%	0
2015	10.133662	10.048198	-0.84%	0
2014	10.165131	10.133662	-0.31%	0
2013	10.296910	10.165131	-1.28%	0
2012	9.840607	10.296910	4.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.337448	11.146519	-1.68%	0
2017	10.930873	11.337448	3.72%	0
2016	10.768346	10.930873	1.51%	0
2015	10.846212	10.768346	-0.72%	0
2014	10.522768	10.846212	3.07%	0
2013	10.857341	10.522768	-3.08%	0
2012	10.020820	10.857341	8.35%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	14.836510	14.097561	-4.98%	0
2017	14.010139	14.836510	5.90%	0
2016	12.443492	14.010139	12.59%	0
2015	13.131751	12.443492	-5.24%	0
2014	13.310516	13.131751	-1.34%	0
2013	12.031387	13.310516	10.63%	0
2012	10.509807	12.031387	14.48%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.300570	15.046453	-1.66%	0
2017	14.755099	15.300570	3.70%	820
2016	13.680026	14.755099	7.86%	843
2015	13.803919	13.680026	-0.90%	0
2014	13.631533	13.803919	1.26%	0
2013	12.521710	13.631533	8.86%	962
2012	11.088614	12.521710	12.92%	724
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	11.961223	9.634148	-19.46%	0
2017	9.096975	11.961223	31.49%	0
2016	9.134779	9.096975	-0.41%	0
2015	10.187222	9.134779	-10.33%	0
2014	10.459370	10.187222	-2.60%	0
2013	9.193853	10.459370	13.76%	0
2012	8.046291	9.193853	14.26%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2018	19.945097	16.202559	-18.76%	0
2017	17.093296	19.945097	16.68%	0
2016	14.017951	17.093296	21.94%	0
2015	14.228316	14.017951	-1.48%	0
2014	13.027494	14.228316	9.22%	0
2013	9.865224	13.027494	32.05%	0
2012	7.473582	9.865224	32.00%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	11.892191	9.688828	-18.53%	0
2017	9.774182	11.892191	21.67%	0
2016	8.336195	9.774182	17.25%	0
2015	9.787279	8.336195	-14.83%	0
2014	9.727092	9.787279	0.62%	0
2013	8.300345	9.727092	17.19%	0
2012	7.732440	8.300345	7.34%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.710351	2.790447	2.96%	0
2017	3.338902	2.710351	-18.83%	0
2016	3.880816	3.338902	-13.96%	0
2015	4.125093	3.880816	-5.92%	0
2014	4.861552	4.125093	-15.15%	0
2013	6.689198	4.861552	-27.32%	0
2012	8.105538	6.689198	-17.47%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	28.926217	26.689469	-7.73%	0
2017	23.854908	28.926217	21.26%	0
2016	28.522093	23.854908	-16.36%	0
2015	27.903742	28.522093	2.22%	0
2014	21.737877	27.903742	28.36%	0
2013	13.044002	21.737877	66.65%	0
2012	9.368912	13.044002	39.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	20.706212	19.228200	-7.14%	0
2017	17.533918	20.706212	18.09%	0
2016	16.158510	17.533918	8.51%	0
2015	16.405119	16.158510	-1.50%	0
2014	14.873464	16.405119	10.30%	0
2013	11.584248	14.873464	28.39%	0
2012	10.279701	11.584248	12.69%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	18.106000	15.263014	-15.70%	0
2017	15.903438	18.106000	13.85%	0
2016	15.521806	15.903438	2.46%	0
2015	15.059565	15.521806	3.07%	0
2014	13.807254	15.059565	9.07%	0
2013	10.863009	13.807254	27.10%	0
2012	9.903098	10.863009	9.69%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.467323	22.366907	-0.45%	0
2017	19.181885	22.467323	17.13%	0
2016	18.606199	19.181885	3.09%	0
2015	17.961341	18.606199	3.59%	0
2014	16.140648	17.961341	11.28%	0
2013	11.662249	16.140648	38.40%	0
2012	9.652932	11.662249	20.82%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.686922	8.121192	-16.16%	0
2017	7.346229	9.686922	31.86%	112
2016	6.687692	7.346229	9.85%	0
2015	8.178770	6.687692	-18.23%	0
2014	8.558274	8.178770	-4.43%	0
2013	9.242712	8.558274	-7.41%	0
2012	8.765124	9.242712	5.45%	220
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.387482	11.374578	-15.04%	0
2017	11.301466	13.387482	18.46%	0
2016	10.593761	11.301466	6.68%	0
2015	12.012889	10.593761	-11.81%	0
2014	13.289519	12.012889	-9.61%	0
2013	11.041591	13.289519	20.36%	0
2012	9.570677	11.041591	15.37%	134
ProFunds - ProFund VP Financials - Q/NQ
2018	19.431559	17.221250	-11.37%	0
2017	16.615041	19.431559	16.95%	0
2016	14.560294	16.615041	14.11%	0
2015	14.938056	14.560294	-2.53%	0
2014	13.369631	14.938056	11.73%	0
2013	10.229955	13.369631	30.69%	0
2012	8.288818	10.229955	23.42%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.327261	23.071524	3.33%	0
2017	18.660270	22.327261	19.65%	0
2016	19.654373	18.660270	-5.06%	0
2015	18.912877	19.654373	3.92%	0
2014	15.451687	18.912877	22.40%	0
2013	11.173358	15.451687	38.29%	0
2012	9.618085	11.173358	16.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.274266	16.636393	-13.69%	0
2017	15.913872	19.274266	21.12%	0
2016	13.681691	15.913872	16.32%	0
2015	14.316562	13.681691	-4.43%	0
2014	13.704119	14.316562	4.47%	0
2013	10.022196	13.704119	36.74%	0
2012	8.746765	10.022196	14.58%	0
ProFunds - ProFund VP International - Q/NQ
2018	12.829531	10.693616	-16.65%	0
2017	10.645048	12.829531	20.52%	0
2016	10.858190	10.645048	-1.96%	0
2015	11.374060	10.858190	-4.54%	0
2014	12.508988	11.374060	-9.07%	0
2013	10.579448	12.508988	18.24%	0
2012	9.222487	10.579448	14.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	25.248390	26.214417	3.83%	0
2017	18.754432	25.248390	34.63%	0
2016	17.959887	18.754432	4.42%	0
2015	15.080999	17.959887	19.09%	0
2014	15.071954	15.080999	0.06%	0
2013	10.040088	15.071954	50.12%	0
2012	8.472338	10.040088	18.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	16.015632	14.002737	-12.57%	0
2017	13.663896	16.015632	17.21%	0
2016	13.751790	13.663896	-0.64%	0
2015	13.134767	13.751790	4.70%	0
2014	12.859281	13.134767	2.14%	0
2013	8.766877	12.859281	46.68%	0
2012	7.206255	8.766877	21.66%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.388031	26.592200	-2.91%	0
2017	21.230009	27.388031	29.01%	0
2016	20.383405	21.230009	4.15%	0
2015	19.170629	20.383405	6.33%	72
2014	16.558210	19.170629	15.78%	135
2013	12.462468	16.558210	32.86%	81
2012	10.836111	12.462468	15.01%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	11.042039	8.715957	-21.07%	0
2017	11.524719	11.042039	-4.19%	0
2016	9.378537	11.524719	22.88%	0
2015	12.369038	9.378537	-24.18%	0
2014	14.024371	12.369038	-11.80%	0
2013	11.423410	14.024371	22.77%	0
2012	11.219840	11.423410	1.81%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	19.057934	17.687885	-7.19%	0
2017	17.452063	19.057934	9.20%	0
2016	18.320788	17.452063	-4.74%	0
2015	17.727503	18.320788	3.35%	0
2014	15.009742	17.727503	18.11%	0
2013	11.524242	15.009742	30.24%	0
2012	10.412422	11.524242	10.68%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.463355	2.965224	-14.38%	0
2017	3.324539	3.463355	4.18%	0
2016	2.156209	3.324539	54.18%	0
2015	3.245240	2.156209	-33.56%	0
2014	4.307792	3.245240	-24.67%	0
2013	7.015656	4.307792	-38.60%	0
2012	8.297263	7.015656	-15.45%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.654689	13.673914	-6.69%	0
2017	13.706522	14.654689	6.92%	0
2016	13.101655	13.706522	4.62%	0
2015	13.197917	13.101655	-0.73%	0
2014	10.668912	13.197917	23.70%	0
2013	10.772160	10.668912	-0.96%	0
2012	9.291170	10.772160	15.94%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.182592	3.280029	3.06%	0
2017	3.650920	3.182592	-12.83%	0
2016	3.890376	3.650920	-6.16%	134
2015	3.995069	3.890376	-2.62%	128
2014	5.789252	3.995069	-30.99%	0
2013	5.023056	5.789252	15.25%	577
2012	5.454763	5.023056	-7.91%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	23.970345	21.290436	-11.18%	0
2017	17.870272	23.970345	34.14%	0
2016	14.141249	17.870272	26.37%	0
2015	14.714435	14.141249	-3.90%	0
2014	11.053772	14.714435	33.12%	0
2013	8.369340	11.053772	32.07%	0
2012	8.826286	8.369340	-5.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.870488	5.425614	11.40%	0
2017	6.821147	4.870488	-28.60%	0
2016	8.229901	6.821147	-17.12%	0
2015	7.458176	8.229901	10.35%	0
2014	7.764789	7.458176	-3.95%	0
2013	7.865314	7.764789	-1.28%	0
2012	9.141405	7.865314	-13.96%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.767856	4.304979	14.26%	0
2017	4.797792	3.767856	-21.47%	0
2016	5.152387	4.797792	-6.88%	0
2015	5.411739	5.152387	-4.79%	0
2014	5.320213	5.411739	1.72%	0
2013	6.806598	5.320213	-21.84%	0
2012	8.615509	6.806598	-21.00%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.952158	1.875780	-3.91%	0
2017	2.639080	1.952158	-26.03%	0
2016	2.965306	2.639080	-11.00%	0
2015	3.446309	2.965306	-13.96%	0
2014	4.320235	3.446309	-20.23%	0
2013	6.184622	4.320235	-30.15%	0
2012	7.697137	6.184622	-19.65%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2018	22.124578	21.388535	-3.33%	0
2017	16.539434	22.124578	33.77%	0
2016	14.878098	16.539434	11.17%	0
2015	14.683255	14.878098	1.33%	0
2014	12.563217	14.683255	16.87%	0
2013	10.141612	12.563217	23.88%	0
2012	9.291719	10.141612	9.15%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.207180	11.933950	-16.00%	0
2017	14.669028	14.207180	-3.15%	0
2016	12.185400	14.669028	20.38%	0
2015	12.130158	12.185400	0.46%	0
2014	12.189891	12.130158	-0.49%	0
2013	10.992521	12.189891	10.89%	0
2012	9.534518	10.992521	15.29%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	16.138851	15.102505	-6.42%	0
2017	14.896414	16.138851	8.34%	0
2016	15.100516	14.896414	-1.35%	0
2015	16.173046	15.100516	-6.63%	0
2014	11.983495	16.173046	34.96%	0
2013	14.972029	11.983495	-19.96%	0
2012	14.985495	14.972029	-0.09%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	70.707503	63.222507	-10.59%	0
2017	42.449297	70.707503	66.57%	0
2016	39.493345	42.449297	7.48%	0
2015	35.133155	39.493345	12.41%	0
2014	26.138239	35.133155	34.41%	0
2013	14.753668	26.138239	77.16%	0
2012	11.147823	14.753668	32.35%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.370143	0.323784	-12.52%	0
2017	0.679353	0.370143	-45.52%	0
2016	0.860435	0.679353	-21.05%	0
2015	1.179202	0.860435	-27.03%	0
2014	1.854919	1.179202	-36.43%	0
2013	3.649582	1.854919	-49.17%	0
2012	5.694017	3.649582	-35.90%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.311812	17.623165	1.80%	0
2017	15.812624	17.311812	9.48%	0
2016	13.886545	15.812624	13.87%	0
2015	14.993914	13.886545	-7.39%	0
2014	12.037250	14.993914	24.56%	0
2013	10.735696	12.037250	12.12%	0
2012	10.834521	10.735696	-0.91%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2018	8.456017	6.761073	-20.04%	0
2017	7.597078	8.456017	11.31%	216
2016	6.033198	7.597078	25.92%	134
2015	6.408717	6.033198	-5.86%	0
2014	6.262619	6.408717	2.33%	0
2013	4.899270	6.262619	27.83%	0
2012	3.986061	4.899270	22.91%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	12.972317	10.596062	-18.32%	0
2017	10.795587	12.972317	20.16%	0
2016	8.336962	10.795587	29.49%	0
2015	10.187690	8.336962	-18.17%	0
2014	10.486187	10.187690	-2.85%	0
2013	10.466696	10.486187	0.19%	0
2012	9.553534	10.466696	9.56%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	38.513134	34.507429	-10.40%	0
2017	30.068556	38.513134	28.08%	0
2016	37.823465	30.068556	-20.50%	0
2015	35.238978	37.823465	7.33%	0
2014	26.838167	35.238978	31.30%	0
2013	17.589092	26.838167	52.58%	0
2012	13.072419	17.589092	34.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	2.951137	2.478362	-16.02%	0
2017	2.855831	2.951137	3.34%	0
2016	2.614105	2.855831	9.25%	0
2015	3.990770	2.614105	-34.50%	0
2014	6.111783	3.990770	-34.70%	0
2013	6.381586	6.111783	-4.23%	0
2012	6.541551	6.381586	-2.45%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	23.207105	20.178383	-13.05%	0
2017	21.028460	23.207105	10.36%	0
2016	20.159021	21.028460	4.31%	0
2015	19.179498	20.159021	5.11%	0
2014	17.209987	19.179498	11.44%	0
2013	13.561285	17.209987	26.91%	0
2012	12.568450	13.561285	7.90%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	27.220070	23.100363	-15.13%	0
2017	17.353307	27.220070	56.86%	0
2016	13.415437	17.353307	29.35%	0
2015	14.154816	13.415437	-5.22%	0
2014	12.247133	14.154816	15.58%	0
2013	7.607313	12.247133	60.99%	0
2012	6.562976	7.607313	15.91%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	17.910917	15.469967	-13.63%	0
2017	13.810789	17.910917	29.69%	90
2016	11.224976	13.810789	23.04%	75
2015	11.110377	11.224976	1.03%	0
2014	9.074252	11.110377	22.44%	0
2013	6.790306	9.074252	33.64%	0
2012	6.791120	6.790306	-0.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	7.547643	5.564675	-26.27%	0
2017	8.137298	7.547643	-7.25%	0
2016	6.259829	8.137298	29.99%	0
2015	9.066706	6.259829	-30.96%	0
2014	11.260071	9.066706	-19.48%	0
2013	9.216596	11.260071	22.17%	0
2012	9.096076	9.216596	1.32%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	4.581396	2.463635	-46.23%	0
2017	5.690903	4.581396	-19.50%	0
2016	4.669947	5.690903	21.86%	86
2015	6.910024	4.669947	-32.42%	0
2014	9.883098	6.910024	-30.08%	0
2013	8.062001	9.883098	22.59%	0
2012	8.114983	8.062001	-0.65%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	6.437614	5.160955	-19.83%	0
2017	5.058820	6.437614	27.26%	0
2016	5.414374	5.058820	-6.57%	0
2015	5.895505	5.414374	-8.16%	0
2014	6.808569	5.895505	-13.41%	0
2013	5.553814	6.808569	22.59%	0
2012	4.613607	5.553814	20.38%	268
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	10.975356	9.526088	-13.20%	150
2017	9.596876	10.975356	14.36%	95
2016	8.373262	9.596876	14.61%	0
2015	8.813446	8.373262	-4.99%	0
2014	7.911724	8.813446	11.40%	0
2013	6.268394	7.911724	26.22%	0
2012	5.163728	6.268394	21.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	17.907484	16.775014	-6.32%	294
2017	16.507314	17.907484	8.48%	173
2016	16.738722	16.507314	-1.38%	362
2015	17.824742	16.738722	-6.09%	562
2014	13.377286	17.824742	33.25%	840
2013	16.537843	13.377286	-19.11%	0
2012	16.226150	16.537843	1.92%	143
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	22.974278	23.015342	0.18%	41
2017	18.897484	22.974278	21.57%	0
2016	21.148097	18.897484	-10.64%	0
2015	20.446315	21.148097	3.43%	0
2014	16.581170	20.446315	23.31%	0
2013	11.816227	16.581170	40.33%	0
2012	10.192430	11.816227	15.93%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.449104	11.230177	-1.91%	0
2017	10.826888	11.449104	5.75%	0
2016	9.802570	10.826888	10.45%	0
2015	9.977390	9.802570	-1.75%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	25.105070	24.044833	-4.22%	0
2017	18.938995	25.105070	32.56%	63
2016	18.325811	18.938995	3.35%	0
2015	17.091565	18.325811	7.22%	0
2014	16.941459	17.091565	0.89%	0
2013	11.321302	16.941459	49.64%	0
2012	9.588588	11.321302	18.07%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.550469	0.552479	0.37%	0
2017	0.911255	0.550469	-39.59%	0
2016	1.308971	0.911255	-30.38%	0
2015	1.438416	1.308971	-9.00%	0
2014	1.858130	1.438416	-22.59%	0
2013	3.346609	1.858130	-44.48%	0
2012	4.361685	3.346609	-23.27%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	2.951715	3.031229	2.69%	0
2017	3.273877	2.951715	-9.84%	0
2016	3.408762	3.273877	-3.96%	0
2015	3.487377	3.408762	-2.25%	0
2014	4.693673	3.487377	-25.70%	0
2013	4.115435	4.693673	14.05%	2,835
2012	4.433838	4.115435	-7.18%	232
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	1.978392	2.170970	9.73%	0
2017	2.312589	1.978392	-14.45%	0
2016	2.889960	2.312589	-19.98%	0
2015	2.953857	2.889960	-2.16%	0
2014	3.375371	2.953857	-12.49%	0
2013	4.709696	3.375371	-28.33%	0
2012	5.830268	4.709696	-19.22%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	1.478942	1.422857	-3.79%	0
2017	1.983742	1.478942	-25.45%	0
2016	2.214698	1.983742	-10.43%	0
2015	2.568855	2.214698	-13.79%	0
2014	3.190524	2.568855	-19.48%	0
2013	4.544708	3.190524	-29.80%	0
2012	5.645706	4.544708	-19.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.817536	1.998541	9.96%	0
2017	2.123132	1.817536	-14.39%	0
2016	2.691463	2.123132	-21.12%	0
2015	2.717266	2.691463	-0.95%	0
2014	3.012666	2.717266	-9.81%	0
2013	4.402858	3.012666	-31.57%	0
2012	5.436709	4.402858	-19.02%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	2.501252	2.573000	2.87%	0
2017	3.058359	2.501252	-18.22%	0
2016	3.512457	3.058359	-12.93%	0
2015	3.714424	3.512457	-5.44%	0
2014	4.388118	3.714424	-15.35%	0
2013	6.034960	4.388118	-27.29%	0
2012	7.346653	6.034960	-17.85%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	16.148534	12.311397	-23.76%	0
2017	10.857858	16.148534	48.73%	0
2016	10.079464	10.857858	7.72%	0
2015	9.095346	10.079464	10.82%	0
2014	10.866358	9.095346	-16.30%	0
2013	7.039547	10.866358	54.36%	0
2012	5.923526	7.039547	18.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	20.424993	17.493997	-14.35%	0
2017	17.185067	20.424993	18.85%	0
2016	15.850941	17.185067	8.42%	58
2015	15.970618	15.850941	-0.75%	0
2014	15.015892	15.970618	6.36%	0
2013	10.655916	15.015892	40.92%	0
2012	8.876679	10.655916	20.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	23.712425	18.910988	-20.25%	0
2017	19.570660	23.712425	21.16%	0
2016	15.255611	19.570660	28.28%	0
2015	16.315209	15.255611	-6.49%	0
2014	14.730300	16.315209	10.76%	0
2013	9.908892	14.730300	48.66%	0
2012	8.054666	9.908892	23.02%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	55.954171	50.209905	-10.27%	0
2017	33.362732	55.954171	67.71%	0
2016	30.763483	33.362732	8.45%	0
2015	27.122786	30.763483	13.42%	318
2014	20.069924	27.122786	35.14%	476
2013	11.254655	20.069924	78.33%	697
2012	8.480449	11.254655	32.71%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	28.313960	27.508306	-2.85%	0
2017	21.822260	28.313960	29.75%	0
2016	20.808639	21.822260	4.87%	0
2015	19.428371	20.808639	7.10%	71
2014	16.717889	19.428371	16.21%	133
2013	12.550344	16.717889	33.21%	40
2012	10.862167	12.550344	15.54%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2018	21.004263	18.637411	-11.27%	0
2017	16.107431	21.004263	30.40%	0
2016	14.066358	16.107431	14.51%	0
2015	14.318478	14.066358	-1.76%	0
2014	12.202350	14.318478	17.34%	0
2013	8.276883	12.202350	47.43%	0
2012	6.842696	8.276883	20.96%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	5.287573	4.362934	-17.49%	0
2017	4.990071	5.287573	5.96%	0
2016	3.046725	4.990071	63.78%	0
2015	4.422140	3.046725	-31.10%	0
2014	5.407052	4.422140	-18.22%	0
2013	10.138657	5.407052	-46.67%	0
2012	10.684328	10.138657	-5.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	13.449539	12.332067	-8.31%	76
2017	12.743853	13.449539	5.54%	0
2016	11.691830	12.743853	9.00%	0
2015	12.121926	11.691830	-3.55%	0
2014	10.123706	12.121926	19.74%	0
2013	9.842891	10.123706	2.85%	0
2012	8.405615	9.842891	17.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	19.590977	18.757907	-4.25%	0
2017	17.548383	19.590977	11.64%	0
2016	17.680998	17.548383	-0.75%	0
2015	18.108963	17.680998	-2.36%	0
2014	16.843194	18.108963	7.52%	0
2013	12.534718	16.843194	34.37%	0
2012	10.848556	12.534718	15.54%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	19.364647	15.410875	-20.42%	0
2017	16.306024	19.364647	18.76%	0
2016	12.635535	16.306024	29.05%	0
2015	14.044331	12.635535	-10.03%	0
2014	13.609795	14.044331	3.19%	0
2013	8.674296	13.609795	56.90%	0
2012	7.179679	8.674296	20.82%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	22.729315	19.024858	-16.30%	0
2017	16.007923	22.729315	41.99%	0
2016	13.435932	16.007923	19.14%	0
2015	13.807611	13.435932	-2.69%	0
2014	11.194253	13.807611	23.35%	0
2013	6.705505	11.194253	66.94%	0
2012	5.237585	6.705505	28.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	23.165983	21.630164	-6.63%	307
2017	18.819956	23.165983	23.09%	350
2016	18.541328	18.819956	1.50%	317
2015	18.537777	18.541328	0.02%	0
2014	16.664728	18.537777	11.24%	0
2013	11.917396	16.664728	39.84%	0
2012	10.629361	11.917396	12.12%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	18.280839	15.679142	-14.23%	453
2017	15.944969	18.280839	14.65%	395
2016	13.725765	15.944969	16.17%	435
2015	15.307158	13.725765	-10.33%	105
2014	13.943676	15.307158	9.78%	130
2013	9.700723	13.943676	43.74%	0
2012	8.020959	9.700723	20.94%	157
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	22.873000	19.275675	-15.73%	24
2017	19.463301	22.873000	17.52%	0
2016	19.152284	19.463301	1.62%	0
2015	19.103435	19.152284	0.26%	0
2014	19.610616	19.103435	-2.59%	173
2013	14.784459	19.610616	32.64%	69
2012	12.874849	14.784459	14.83%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	17.817058	14.283227	-19.83%	33
2017	15.913356	17.817058	11.96%	0
2016	12.477347	15.913356	27.54%	31
2015	14.307265	12.477347	-12.79%	0
2014	13.548154	14.307265	5.60%	0
2013	10.082065	13.548154	34.38%	0
2012	8.709717	10.082065	15.76%	99
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	21.290495	19.163659	-9.99%	0
2017	18.534870	21.290495	14.87%	77
2016	15.781317	18.534870	17.45%	55
2015	16.008502	15.781317	-1.42%	30
2014	16.178444	16.008502	-1.05%	84
2013	11.570690	16.178444	39.82%	246
2012	10.572233	11.570690	9.44%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	15.502820	12.182574	-21.42%	0
2017	15.710447	15.502820	-1.32%	34
2016	12.051583	15.710447	30.36%	63
2015	14.087344	12.051583	-14.45%	201
2014	14.052382	14.087344	0.25%	0
2013	9.943065	14.052382	41.33%	237
2012	8.347607	9.943065	19.11%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	7.451865	8.244815	10.64%	0
2017	9.144687	7.451865	-18.51%	0
2016	8.636747	9.144687	5.88%	0
2015	7.700310	8.636747	12.16%	0
2014	6.330347	7.700310	21.64%	0
2013	6.593264	6.330347	-3.99%	0
2012	7.109961	6.593264	-7.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	19.336319	18.846381	-2.53%	0
2017	14.733381	19.336319	31.24%	0
2016	13.405026	14.733381	9.91%	0
2015	13.398112	13.405026	0.05%	0
2014	12.280841	13.398112	9.10%	0
2013	9.166707	12.280841	33.97%	0
2012	8.272780	9.166707	10.81%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	8.631970	8.088585	-6.30%	117
2017	8.240995	8.631970	4.74%	0
2016	7.093686	8.240995	16.17%	0
2015	7.686109	7.093686	-7.71%	0
2014	7.569689	7.686109	1.54%	0
2013	6.512656	7.569689	16.23%	0
2012	6.276889	6.512656	3.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	19.714031	15.594788	-20.89%	0
2017	16.327469	19.714031	20.74%	0
2016	14.295041	16.327469	14.22%	0
2015	16.815501	14.295041	-14.99%	0
2014	13.838594	16.815501	21.51%	0
2013	9.283997	13.838594	49.06%	0
2012	7.979601	9.283997	16.35%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	16.232559	16.668815	2.69%	0
2017	14.776484	16.232559	9.85%	0
2016	12.835799	14.776484	15.12%	0
2015	14.002877	12.835799	-8.33%	0
2014	11.515233	14.002877	21.60%	0
2013	10.241789	11.515233	12.43%	0
2012	10.236321	10.241789	0.05%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	5.851609	5.116337	-12.57%	0
2017	4.956293	5.851609	18.06%	0
2016	5.486671	4.956293	-9.67%	0
2015	6.666830	5.486671	-17.70%	0
2014	8.628492	6.666830	-22.73%	0
2013	8.972661	8.628492	-3.84%	0
2012	8.997791	8.972661	-0.28%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.177493	10.784510	5.96%	0
2017	10.028053	10.177493	1.49%	0
2016	9.892567	10.028053	1.37%	0
2015	10.088867	9.892567	-1.95%	0
2014	10.057692	10.088867	0.31%	0
2013*	10.000000	10.057692	0.58%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.817671	8.929016	-17.46%	0
2017*	10.000000	10.817671	8.18%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.287653	4.462036	-29.03%	0
2017	6.463956	6.287653	-2.73%	0
2016	4.545511	6.463956	42.21%	0
2015	6.902460	4.545511	-34.15%	0
2014	8.623065	6.902460	-19.95%	0
2013	7.884057	8.623065	9.37%	0
2012	7.706949	7.884057	2.30%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2018	14.603190	13.502239	-7.54%	0
2017	12.783037	14.603190	14.24%	0
2016	12.387457	12.783037	3.19%	0
2015	12.377762	12.387457	0.08%	0
2014	11.696529	12.377762	5.82%	0
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2018*	10.000000	7.664038	-23.36%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2018	9.584640	7.673806	-19.94%	0
2017	9.782847	9.584640	-2.03%	0
2016	7.032365	9.782847	39.11%	0
2015	11.466436	7.032365	-38.67%	0
2014	10.370453	11.466436	10.57%	0
2013*	10.000000	10.370453	3.70%	0
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III - Q/NQ
2018	13.172376	11.382632	-13.59%	0
2017	10.668980	13.172376	23.46%	0
2016	10.000914	10.668980	6.68%	0
2015	10.257457	10.000914	-2.50%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2018	10.611585	10.188048	-3.99%	0
2017	10.359747	10.611585	2.43%	0
2016	10.044530	10.359747	3.14%	0
2015	10.423802	10.044530	-3.64%	0
2014	10.213396	10.423802	2.06%	0
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2018	12.355036	11.367698	-7.99%	0
2017	10.378498	12.355036	19.04%	0
2016	9.256136	10.378498	12.13%	0
2015*	10.000000	9.256136	-7.44%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2018	12.002188	10.772325	-10.25%	0
2017	11.170416	12.002188	7.45%	0
2016	9.383880	11.170416	19.04%	0
2015*	10.000000	9.383880	-6.16%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Capital Income Builder®: Class 4 - Q/NQ
2018	10.899176	9.987142	-8.37%	0
2017	9.792534	10.899176	11.30%	0
2016	9.549718	9.792534	2.54%	0
2015	9.842138	9.549718	-2.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2018	14.275753	12.579397	-11.88%	0
2017	11.501497	14.275753	24.12%	0
2016	11.429619	11.501497	0.63%	0
2015	11.570648	11.429619	-1.22%	0
2014	11.494741	11.570648	0.66%	0
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2018	10.079556	9.886106	-1.92%	0
2017	9.884727	10.079556	1.97%	0
2016*	10.000000	9.884727	-1.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III - Q/NQ
2018	11.209360	10.500350	-6.33%	0
2017	9.889192	11.209360	13.35%	0
2016	9.428186	9.889192	4.89%	0
2015	9.938812	9.428186	-5.14%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2018	12.827367	11.732746	-8.53%	0
2017	11.144888	12.827367	15.10%	0
2016*	10.000000	11.144888	11.45%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2018	14.104108	12.877904	-8.69%	0
2017	12.554004	14.104108	12.35%	0
2016	12.240311	12.554004	2.56%	0
2015	12.514257	12.240311	-2.19%	0
2014	12.426139	12.514257	0.71%	0
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Columbia Funds Variable Insurance Trust - CTIVP - AQR Managed Futures Strategy Fund: Class 2 - Q/NQ
2018	10.122414	9.225019	-8.87%	0
2017*	10.000000	10.122414	1.22%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2018	10.214154	9.687396	-5.16%	0
2017*	10.000000	10.214154	2.14%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2018	5.908051	5.156344	-12.72%	0
2017	5.890277	5.908051	0.30%	0
2016	5.321902	5.890277	10.68%	0
2015	7.191421	5.321902	-26.00%	0
2014	8.770860	7.191421	-18.01%	0
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2018	13.578297	11.310291	-16.70%	0
2017	11.946022	13.578297	13.66%	0
2016	10.495243	11.946022	13.82%	0
2015	10.896909	10.495243	-3.69%	0
2014*	10.000000	10.896909	8.97%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2018	10.548153	10.411939	-1.29%	0
2017	10.320626	10.548153	2.20%	0
2016	9.587913	10.320626	7.64%	0
2015*	10.000000	9.587913	-4.12%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2018*	10.000000	8.250651	-17.49%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2018	13.523126	12.609868	-6.75%	0
2017	12.033203	13.523126	12.38%	0
2016	11.842675	12.033203	1.61%	0
2015	11.993737	11.842675	-1.26%	0
2014	11.502349	11.993737	4.27%	0
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2018	11.738041	11.081412	-5.59%	0
2017	10.231308	11.738041	14.73%	0
2016	9.679693	10.231308	5.70%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ
2018	12.018698	10.859968	-9.64%	0
2017	10.798269	12.018698	11.30%	0
2016	9.284800	10.798269	16.30%	0
2015*	10.000000	9.284800	-7.15%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2018	12.984545	11.648662	-10.29%	0
2017	11.269717	12.984545	15.22%	0
2016*	10.000000	11.269717	12.70%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ
2018	13.599765	13.377591	-1.63%	0
2017	10.209776	13.599765	33.20%	0
2016	10.276919	10.209776	-0.65%	0
2015*	10.000000	10.276919	2.77%	1,150
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 - Q/NQ
2018	10.867200	10.346691	-4.79%	0
2017	10.287606	10.867200	5.63%	0
2016	9.119990	10.287606	12.80%	4,191
2015*	10.000000	9.119990	-8.80%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ
2018	10.256283	10.052774	-1.98%	0
2017	9.982044	10.256283	2.75%	0
2016*	10.000000	9.982044	-0.18%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2018	11.130747	10.286611	-7.58%	0
2017	10.856120	11.130747	2.53%	0
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 - Q/NQ
2018	10.861196	10.427266	-4.00%	0
2017	10.221507	10.861196	6.26%	0
2016	9.577442	10.221507	6.72%	0
2015	9.885143	9.577442	-3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2018	16.463740	14.695692	-10.74%	0
2017	14.880646	16.463740	10.64%	0
2016	13.306952	14.880646	11.83%	0
2015	14.360848	13.306952	-7.34%	0
2014	14.132758	14.360848	1.61%	0
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2018	12.235773	11.567847	-5.46%	0
2017	11.291715	12.235773	8.36%	0
2016	10.022930	11.291715	12.66%	0
2015	10.914629	10.022930	-8.17%	0
2014	10.559773	10.914629	3.36%	0
2013*	10.000000	10.559773	5.60%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2018	13.519981	11.858471	-12.29%	0
2017	12.600358	13.519981	7.30%	0
2016	11.368731	12.600358	10.83%	0
2015	11.942745	11.368731	-4.81%	0
2014	11.435022	11.942745	4.44%	0
2013*	10.000000	11.435022	14.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2018	9.642349	9.710609	0.71%	0
2017	9.574759	9.642349	0.71%	0
2016	9.414108	9.574759	1.71%	0
2015*	10.000000	9.414108	-5.86%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2018	11.304335	10.683716	-5.49%	0
2017	10.115012	11.304335	11.76%	0
2016	9.811943	10.115012	3.09%	0
2015	10.544508	9.811943	-6.95%	0
2014	10.267486	10.544508	2.70%	0
2013*	10.000000	10.267486	2.67%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares - Q/NQ
2018	9.778301	9.792466	0.14%	0
2017	9.774018	9.778301	0.04%	0
2016	9.798268	9.774018	-0.25%	0
2015	9.973636	9.798268	-1.76%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2018*	10.000000	9.412157	-5.88%	0
Guggenheim Variable Funds - Global Managed Futures Strategy - Q/NQ
2018	6.874121	6.178099	-10.13%	0
2017	6.399992	6.874121	7.41%	0
2016	7.599627	6.399992	-15.79%	0
2015	7.812881	7.599627	-2.73%	0
2014	7.055218	7.812881	10.74%	0
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Funds - Long Short Equity Fund - Q/NQ
2018	16.616402	14.292356	-13.99%	0
2017	14.642769	16.616402	13.48%	0
2016	14.723688	14.642769	-0.55%	0
2015	14.717067	14.723688	0.04%	0
2014	14.490823	14.717067	1.56%	0
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2018	9.513341	8.921618	-6.22%	0
2017	9.287308	9.513341	2.43%	0
2016	9.445487	9.287308	-1.67%	0
2015	9.386671	9.445487	0.63%	0
2014	9.077706	9.386671	3.40%	0
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2018	11.225374	11.000750	-2.00%	0
2017	10.981131	11.225374	2.22%	0
2016	10.237510	10.981131	7.26%	0
2015	10.286912	10.237510	-0.48%	0
2014	10.169709	10.286912	1.15%	0
2013*	10.000000	10.169709	1.70%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2018	11.804424	10.879322	-7.84%	0
2017	10.877901	11.804424	8.52%	0
2016	9.872748	10.877901	10.18%	0
2015	10.452615	9.872748	-5.55%	0
2014	10.008090	10.452615	4.44%	0
2013*	10.000000	10.008090	0.08%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2018	13.293985	12.419233	-6.58%	0
2017	11.376233	13.293985	16.86%	0
2016	11.817525	11.376233	-3.73%	0
2015	13.050322	11.817525	-9.45%	0
2014	13.942946	13.050322	-6.40%	0
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2018	11.047137	8.888554	-19.54%	0
2017	8.746952	11.047137	26.30%	0
2016	7.329770	8.746952	19.33%	0
2015	9.280029	7.329770	-21.02%	0
2014	9.849476	9.280029	-5.78%	0
2013*	10.000000	9.849476	-1.51%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2018	11.052702	10.464686	-5.32%	0
2017	10.317153	11.052702	7.13%	0
2016	9.051967	10.317153	13.98%	0
2015	9.754861	9.051967	-7.21%	0
2014	10.024660	9.754861	-2.69%	0
2013*	10.000000	10.024660	0.25%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2018	10.467832	10.235376	-2.22%	0
2017	10.200503	10.467832	2.62%	0
2016	9.901953	10.200503	3.02%	0
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class - Q/NQ
2018	12.062466	11.608355	-3.76%	0
2017	10.939172	12.062466	10.27%	0
2016*	10.000000	10.939172	9.39%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2018	12.453351	11.712234	-5.95%	0
2017	11.397693	12.453351	9.26%	0
2016	10.884701	11.397693	4.71%	0
2015	11.298316	10.884701	-3.66%	0
2014	10.969612	11.298316	3.00%	0
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2018	12.724936	11.685792	-8.17%	0
2017	11.752553	12.724936	8.27%	0
2016	10.756770	11.752553	9.26%	0
2015	11.016900	10.756770	-2.36%	0
2014	10.837457	11.016900	1.66%	0
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2018	11.411169	10.384092	-9.00%	0
2017	10.262083	11.411169	11.20%	0
2016	9.034220	10.262083	13.59%	0
2015	10.618363	9.034220	-14.92%	0
2014*	10.000000	10.618363	6.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2018	13.074522	11.857545	-9.31%	0
2017	12.061982	13.074522	8.39%	0
2016	11.838418	12.061982	1.89%	0
2015	12.154568	11.838418	-2.60%	0
2014	10.805479	12.154568	12.49%	0
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II - Q/NQ
2018	12.698134	11.710870	-7.77%	0
2017	11.082587	12.698134	14.58%	0
2016	10.632697	11.082587	4.23%	0
2015	11.513648	10.632697	-7.65%	0
2014	11.425431	11.513648	0.77%	0
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2018	16.573022	15.557826	-6.13%	0
2017	14.485967	16.573022	14.41%	0
2016	13.450897	14.485967	7.70%	0
2015	13.481594	13.450897	-0.23%	0
2014	12.996735	13.481594	3.73%	0
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2018	10.645724	10.270650	-3.52%	0
2017	10.133103	10.645724	5.06%	0
2016	9.439625	10.133103	7.35%	0
2015	9.838641	9.439625	-4.06%	0
2014	9.585853	9.838641	2.64%	0
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2018	11.052242	9.993946	-9.58%	0
2017	9.445019	11.052242	17.02%	0
2016	9.283281	9.445019	1.74%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2018*	10.000000	10.101536	1.02%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2018	11.277932	10.807715	-4.17%	0
2017	10.692077	11.277932	5.48%	0
2016	9.479622	10.692077	12.79%	0
2015	9.851622	9.479622	-3.78%	0
2014*	10.000000	9.851622	-1.48%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2018	13.581413	12.745644	-6.15%	0
2017	11.017870	13.581413	23.27%	0
2016*	10.000000	11.017870	10.18%	0
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I - Q/NQ
2018	10.266292	10.105490	-1.57%	0
2017	10.076167	10.266292	1.89%	0
2016	9.972667	10.076167	1.04%	0
2015	10.079497	9.972667	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2018	18.539393	16.347562	-11.82%	0
2017	15.662882	18.539393	18.37%	0
2016	14.629079	15.662882	7.07%	0
2015	15.071086	14.629079	-2.93%	0
2014	14.597684	15.071086	3.24%	0
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2018	14.843492	13.750279	-7.36%	0
2017	13.407486	14.843492	10.71%	0
2016	12.788723	13.407486	4.84%	0
2015	13.082643	12.788723	-2.25%	0
2014	12.695945	13.082643	3.05%	0
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2018	16.636369	15.094508	-9.27%	0
2017	14.539776	16.636369	14.42%	0
2016	13.711952	14.539776	6.04%	0
2015	14.065383	13.711952	-2.51%	0
2014	13.597477	14.065383	3.44%	0
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2018	12.351681	11.884763	-3.78%	0
2017	11.753924	12.351681	5.09%	0
2016	11.371725	11.753924	3.36%	0
2015	11.594937	11.371725	-1.93%	0
2014	11.356844	11.594937	2.10%	0
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2018	11.617487	10.672474	-8.13%	0
2017	10.245381	11.617487	13.39%	0
2016	9.823628	10.245381	4.29%	0
2015	10.389036	9.823628	-5.44%	0
2014	10.282818	10.389036	1.03%	0
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2018	11.861890	10.889880	-8.19%	0
2017	10.192250	11.861890	16.38%	0
2016	9.712344	10.192250	4.94%	0
2015	10.334272	9.712344	-6.02%	0
2014	10.354848	10.334272	-0.20%	0
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2018	15.748971	14.456363	-8.21%	0
2017	13.986007	15.748971	12.61%	0
2016	13.261695	13.986007	5.46%	0
2015	13.567377	13.261695	-2.25%	0
2014	13.132013	13.567377	3.32%	0
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2018	17.404324	15.560279	-10.60%	0
2017	14.919300	17.404324	16.66%	0
2016	14.034601	14.919300	6.30%	0
2015	14.422503	14.034601	-2.69%	0
2014	13.960810	14.422503	3.31%	0
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2018	14.016420	13.187724	-5.91%	0
2017	12.909971	14.016420	8.57%	0
2016	12.326993	12.909971	4.73%	0
2015	12.611036	12.326993	-2.25%	0
2014	12.263581	12.611036	2.83%	0
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2018	11.212511	10.916212	-2.64%	0
2017	10.936360	11.212511	2.53%	0
2016	10.711503	10.936360	2.10%	0
2015	10.897964	10.711503	-1.71%	0
2014	10.516943	10.897964	3.62%	0
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2018	14.775396	13.110297	-11.27%	0
2017	12.685565	14.775396	16.47%	0
2016	11.526641	12.685565	10.05%	0
2015	12.047205	11.526641	-4.32%	0
2014	11.823605	12.047205	1.89%	0
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2018	13.644934	12.426357	-8.93%	0
2017	12.132091	13.644934	12.47%	0
2016	11.289084	12.132091	7.47%	0
2015	11.631080	11.289084	-2.94%	0
2014	11.557496	11.631080	0.64%	0
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II - Q/NQ
2018	12.597883	12.254113	-2.73%	0
2017	10.034332	12.597883	25.55%	0
2016	9.829111	10.034332	2.09%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2018	11.934662	9.737060	-18.41%	0
2017	8.536326	11.934662	39.81%	0
2016	8.020780	8.536326	6.43%	0
2015	9.664087	8.020780	-17.00%	0
2014*	10.000000	9.664087	-3.36%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2018	10.079567	9.953170	-1.25%	0
2017	9.993361	10.079567	0.86%	0
2016	10.039942	9.993361	-0.46%	0
2015	10.172941	10.039942	-1.31%	0
2014*	10.000000	10.172941	1.73%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II - Q/NQ
2018	9.093772	9.086240	-0.08%	0
2017	9.184080	9.093772	-0.98%	0
2016	9.295130	9.184080	-1.19%	0
2015	9.408030	9.295130	-1.20%	0
2014	9.522297	9.408030	-1.20%	0
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I - Q/NQ
2018	11.718082	9.978025	-14.85%	0
2017	9.496694	11.718082	23.39%	0
2016	9.523839	9.496694	-0.29%	0
2015	9.732883	9.523839	-2.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2018	12.825510	11.548775	-9.95%	0
2017	10.960824	12.825510	17.01%	0
2016	10.134115	10.960824	8.16%	0
2015	10.360609	10.134115	-2.19%	0
2014*	10.000000	10.360609	3.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2018	11.674198	10.974032	-6.00%	0
2017	10.632160	11.674198	9.80%	0
2016	10.122933	10.632160	5.03%	0
2015	10.263715	10.122933	-1.37%	0
2014*	10.000000	10.263715	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2018	12.270946	11.338472	-7.60%	0
2017	10.817639	12.270946	13.43%	0
2016	10.162178	10.817639	6.45%	0
2015	10.340604	10.162178	-1.73%	0
2014*	10.000000	10.340604	3.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2018	10.834562	10.510813	-2.99%	0
2017	10.376152	10.834562	4.42%	0
2016	10.072376	10.376152	3.02%	0
2015	10.167793	10.072376	-0.94%	0
2014*	10.000000	10.167793	1.68%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2018	11.685454	10.895025	-6.76%	0
2017	10.371750	11.685454	12.67%	0
2016	9.930575	10.371750	4.44%	0
2015	10.387878	9.930575	-4.40%	0
2014	10.262027	10.387878	1.23%	0
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2018	12.028106	11.163552	-7.19%	0
2017	10.408250	12.028106	15.56%	0
2016	9.849693	10.408250	5.67%	0
2015	10.379852	9.849693	-5.11%	0
2014	10.326880	10.379852	0.51%	0
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2018	12.012162	11.193175	-6.82%	0
2017	10.765958	12.012162	11.58%	0
2016	10.169928	10.765958	5.86%	0
2015	10.328017	10.169928	-1.53%	0
2014*	10.000000	10.328017	3.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2018	12.520549	11.413737	-8.84%	0
2017	10.860772	12.520549	15.28%	0
2016	10.132914	10.860772	7.18%	0
2015	10.331382	10.132914	-1.92%	0
2014*	10.000000	10.331382	3.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2018	11.418796	10.860026	-4.89%	0
2017	10.582345	11.418796	7.90%	0
2016	10.132674	10.582345	4.44%	0
2015	10.258877	10.132674	-1.23%	0
2014*	10.000000	10.258877	2.59%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2018	13.260332	11.608945	-12.45%	0
2017	11.591844	13.260332	14.39%	0
2016	9.753353	11.591844	18.85%	0
2015	10.128501	9.753353	-3.70%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2018	15.556615	12.806921	-17.68%	0
2017	12.542226	15.556615	24.03%	0
2016	13.015865	12.542226	-3.64%	0
2015	13.260743	13.015865	-1.85%	0
2014	13.605757	13.260743	-2.54%	0
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2018	10.588686	8.647449	-18.33%	0
2017	8.746016	10.588686	21.07%	0
2016	8.431925	8.746016	3.73%	0
2015	9.016324	8.431925	-6.48%	0
2014*	10.000000	9.016324	-9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2018	22.523500	21.506180	-4.52%	0
2017	17.551943	22.523500	28.32%	0
2016	17.417919	17.551943	0.77%	0
2015	17.094490	17.417919	1.89%	0
2014	15.708011	17.094490	8.83%	0
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2018	19.898235	17.339728	-12.86%	0
2017	17.610133	19.898235	12.99%	0
2016	15.359002	17.610133	14.66%	985
2015	16.098771	15.359002	-4.60%	0
2014	14.780317	16.098771	8.92%	0
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2018	21.925052	20.133851	-8.17%	0
2017	17.401280	21.925052	26.00%	0
2016	16.606450	17.401280	4.79%	0
2015	16.866452	16.606450	-1.54%	0
2014	16.459069	16.866452	2.48%	0
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2018	23.267888	19.963073	-14.20%	0
2017	20.686875	23.267888	12.48%	0
2016	17.804900	20.686875	16.19%	822
2015	18.556628	17.804900	-4.05%	0
2014	16.050262	18.556628	15.62%	0
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2018	14.527728	13.212830	-9.05%	0
2017	11.769960	14.527728	23.43%	0
2016	10.999069	11.769960	7.01%	0
2015	11.049126	10.999069	-0.45%	0
2014*	10.000000	11.049126	10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2018	13.388152	10.984227	-17.96%	0
2017	12.424261	13.388152	7.76%	0
2016	9.985291	12.424261	24.43%	0
2015	10.754250	9.985291	-7.15%	0
2014*	10.000000	10.754250	7.54%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2018	13.798869	11.910006	-13.69%	1,029
2017	12.306192	13.798869	12.13%	1,785
2016	10.140055	12.306192	21.36%	0
2015	10.433834	10.140055	-2.82%	0
2014*	10.000000	10.433834	4.34%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2018	14.244980	14.072677	-1.21%	0
2017	11.962408	14.244980	19.08%	0
2016	10.869379	11.962408	10.06%	0
2015	10.899442	10.869379	-0.28%	0
2014*	10.000000	10.899442	8.99%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2018	12.267224	11.627531	-5.21%	0
2017	11.697236	12.267224	4.87%	0
2016	11.046149	11.697236	5.89%	0
2015	11.851136	11.046149	-6.79%	1,416
2014	9.326948	11.851136	27.06%	2,876
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I - Q/NQ
2018	13.393325	12.620631	-5.77%	0
2017	11.154094	13.393325	20.08%	0
2016	10.109877	11.154094	10.33%	0
2015	10.115026	10.109877	-0.05%	1,159

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2018	10.013302	9.973644	-0.40%	0
2017	9.977035	10.013302	0.36%	0
2016	9.852388	9.977035	1.27%	0
2015	10.006180	9.852388	-1.54%	0
2014	10.077926	10.006180	-0.71%	0
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2018	12.932617	11.327253	-12.41%	0
2017	11.463596	12.932617	12.81%	0
2016	9.599056	11.463596	19.42%	0
2015	10.214298	9.599056	-6.02%	0
Neuberger Berman Advisers Management Trust - U.S. Equity Index PutWrite Strategy Portfolio: Class S - Q/NQ
2018	9.747846	8.977061	-7.91%	0
2017	9.248013	9.747846	5.40%	0
2016	9.420773	9.248013	-1.83%	0
2015	10.043404	9.420773	-6.20%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2018	10.751919	9.705467	-9.73%	0
2017	9.861492	10.751919	9.03%	0
2016	9.138791	9.861492	7.91%	0
2015	9.983765	9.138791	-8.46%	0
2014	10.135017	9.983765	-1.49%	0
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2018	10.532520	9.772910	-7.21%	0
2017	10.362863	10.532520	1.64%	2,225
2016	9.265987	10.362863	11.84%	0
2015	9.689517	9.265987	-4.37%	0
2014	9.671611	9.689517	0.19%	0
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2018	10.347334	9.883815	-4.48%	0
2017	10.255718	10.347334	0.89%	0
2016	9.945214	10.255718	3.12%	0
2015	10.324988	9.945214	-3.68%	0
2014	10.564072	10.324988	-2.26%	0
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2018	15.695011	13.428886	-14.44%	919
2017	11.652796	15.695011	34.69%	1,595
2016	11.812488	11.652796	-1.35%	0
2015	11.532453	11.812488	2.43%	0
2014	11.437371	11.532453	0.83%	0
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2018	11.912312	11.127560	-6.59%	0
2017	10.633932	11.912312	12.02%	0
2016	9.532555	10.633932	11.55%	0
2015	10.624507	9.532555	-10.28%	0
2014	10.704860	10.624507	-0.75%	0
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2018	6.624621	5.615201	-15.24%	0
2017	6.570352	6.624621	0.83%	0
2016	5.788984	6.570352	13.50%	0
2015	7.882107	5.788984	-26.56%	0
2014	9.803297	7.882107	-19.60%	0
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class - Q/NQ
2018	10.505249	10.474648	-0.29%	0
2017	10.135276	10.505249	3.65%	0
2016	9.803836	10.135276	3.38%	0
2015	10.103549	9.803836	-2.97%	0
2014	9.933874	10.103549	1.71%	0
2013*	10.000000	9.933874	-0.66%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2018	13.947459	13.114278	-5.97%	0
2017	12.858785	13.947459	8.47%	0
2016	11.495604	12.858785	11.86%	0
2015	11.917091	11.495604	-3.54%	0
2014	11.894763	11.917091	0.19%	0
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.612911	10.980590	-5.44%	0
2017	10.830677	11.612911	7.22%	0
2016	10.546101	10.830677	2.70%	0
2015	11.134461	10.546101	-5.28%	0
2014	11.031575	11.134461	0.93%	0
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2018	14.719934	14.142178	-3.92%	0
2017	13.986993	14.719934	5.24%	0
2016	12.599825	13.986993	11.01%	0
2015	12.982527	12.599825	-2.95%	0
2014	12.728725	12.982527	1.99%	0
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class - Q/NQ
2018	10.386422	10.290482	-0.92%	0
2017*	10.000000	10.386422	3.86%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class - Q/NQ
2018	10.104689	10.184011	0.79%	0
2017*	10.000000	10.104689	1.05%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2018	11.327637	10.735100	-5.23%	0
2017	10.353429	11.327637	9.41%	0
2016	10.183174	10.353429	1.67%	0
2015	11.103573	10.183174	-8.29%	0
2014	11.204704	11.103573	-0.90%	0
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2018	9.990485	9.893355	-0.97%	0
2017	9.986440	9.990485	0.04%	0
2016	9.977196	9.986440	0.09%	0
2015	10.077336	9.977196	-0.99%	0
2014	10.123986	10.077336	-0.46%	0
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2018	11.223467	11.017641	-1.83%	0
2017	10.837366	11.223467	3.56%	0
2016	10.692397	10.837366	1.36%	0
2015	10.786061	10.692397	-0.87%	0
2014	10.480302	10.786061	2.92%	0
2013	10.829940	10.480302	-3.23%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2018	14.664950	13.913303	-5.13%	0
2017	13.869098	14.664950	5.74%	0
2016	12.336885	13.869098	12.42%	0
2015	13.039018	12.336885	-5.38%	0
2014	13.236581	13.039018	-1.49%	0
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2018	15.123874	14.850025	-1.81%	0
2017	14.606792	15.123874	3.54%	0
2016	13.563010	14.606792	7.70%	0
2015	13.706619	13.563010	-1.05%	0
2014	13.556001	13.706619	1.11%	0
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2018	11.823033	9.508306	-19.58%	0
2017	9.005469	11.823033	31.29%	0
2016	9.056593	9.005469	-0.56%	0
2015	10.115383	9.056593	-10.47%	0
2014	10.401390	10.115383	-2.75%	0
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2018	19.744576	16.015203	-18.89%	733
2017	16.947046	19.744576	16.51%	1,272
2016	13.919059	16.947046	21.75%	0
2015	14.149392	13.919059	-1.63%	830
2014	12.974898	14.149392	9.05%	0
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2018	11.772580	9.576734	-18.65%	0
2017	9.690513	11.772580	21.49%	0
2016	8.277349	9.690513	17.07%	0
2015	9.732954	8.277349	-14.96%	1,374
2014	9.687788	9.732954	0.47%	0
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2018	2.679018	2.753976	2.80%	0
2017	3.305310	2.679018	-18.95%	0
2016	3.847588	3.305310	-14.09%	0
2015	4.095977	3.847588	-6.06%	0
2014	4.834592	4.095977	-15.28%	0
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2018	28.635538	26.380970	-7.87%	0
2017	23.650926	28.635538	21.08%	0
2016	28.321042	23.650926	-16.49%	0
2015	27.749137	28.321042	2.06%	0
2014	21.650220	27.749137	28.17%	418
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2018	20.467146	18.977202	-7.28%	0
2017	17.357694	20.467146	17.91%	0
2016	16.020321	17.357694	8.35%	0
2015	16.289514	16.020321	-1.65%	0
2014	14.791067	16.289514	10.13%	0
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2018	17.924057	15.086584	-15.83%	0
2017	15.767441	17.924057	13.68%	0
2016	15.412368	15.767441	2.30%	0
2015	14.976080	15.412368	2.91%	841
2014	13.751551	14.976080	8.90%	0
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2018	22.241494	22.108334	-0.60%	0
2017	19.017816	22.241494	16.95%	0
2016	18.474974	19.017816	2.94%	0
2015	17.861744	18.474974	3.43%	0
2014	16.075514	17.861744	11.11%	0
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2018	9.575040	8.015143	-16.29%	0
2017	7.272344	9.575040	31.66%	0
2016	6.630451	7.272344	9.68%	0
2015	8.121093	6.630451	-18.36%	5,483
2014	8.510837	8.121093	-4.58%	5,483
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2018	13.232860	11.226059	-15.17%	0
2017	11.187837	13.232860	18.28%	0
2016	10.503119	11.187837	6.52%	0
2015	11.928215	10.503119	-11.95%	0
2014	13.215902	11.928215	-9.74%	0
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2018	19.236235	17.022146	-11.51%	0
2017	16.472910	19.236235	16.77%	0
2016	14.457585	16.472910	13.94%	0
2015	14.855205	14.457585	-2.68%	0
2014	13.315664	14.855205	11.56%	0
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2018	22.102896	22.804846	3.18%	0
2017	18.500701	22.102896	19.47%	0
2016	19.515808	18.500701	-5.20%	1,137
2015	18.808055	19.515808	3.76%	0
2014	15.389362	18.808055	22.21%	0
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2018	19.080507	16.444014	-13.82%	0
2017	15.777724	19.080507	20.93%	0
2016	13.585165	15.777724	16.14%	0
2015	14.237151	13.585165	-4.58%	852
2014	13.648807	14.237151	4.31%	0
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2018	12.681350	10.553983	-16.78%	0
2017	10.538021	12.681350	20.34%	0
2016	10.765287	10.538021	-2.11%	0
2015	11.293871	10.765287	-4.68%	0
2014	12.439670	11.293871	-9.21%	0
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2018	24.994607	25.911345	3.67%	0
2017	18.594001	24.994607	34.42%	0
2016	17.833205	18.594001	4.27%	0
2015	14.997356	17.833205	18.91%	646
2014	15.011129	14.997356	-0.09%	0
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2018	15.830643	13.819887	-12.70%	0
2017	13.526506	15.830643	17.03%	0
2016	13.634124	13.526506	-0.79%	0
2015	13.042135	13.634124	4.54%	0
2014	12.787985	13.042135	1.99%	0
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2018	27.071832	26.245106	-3.05%	0
2017	21.016650	27.071832	28.81%	0
2016	20.209102	21.016650	4.00%	0
2015	19.035550	20.209102	6.17%	0
2014	16.466494	19.035550	15.60%	0
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2018	10.914463	8.602114	-21.19%	0
2017	11.408803	10.914463	-4.33%	0
2016	9.298262	11.408803	22.70%	0
2015	12.281811	9.298262	-24.29%	0
2014	13.946640	12.281811	-11.94%	0
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2018	18.866398	17.483398	-7.33%	0
2017	17.302819	18.866398	9.04%	0
2016	18.191630	17.302819	-4.89%	0
2015	17.629248	18.191630	3.19%	0
2014	14.949198	17.629248	17.93%	0
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2018	3.428518	2.930920	-14.51%	0
2017	3.296077	3.428518	4.02%	0
2016	2.140977	3.296077	53.95%	0
2015	3.227211	2.140977	-33.66%	2,127
2014	4.290381	3.227211	-24.78%	4,355
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2018	14.507415	13.515847	-6.83%	0
2017	13.589294	14.507415	6.76%	0
2016	13.009264	13.589294	4.46%	0
2015	13.124736	13.009264	-0.88%	0
2014	10.625855	13.124736	23.52%	0
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2018	3.145794	3.237170	2.90%	0
2017	3.614183	3.145794	-12.96%	0
2016	3.857063	3.614183	-6.30%	0
2015	3.966880	3.857063	-2.77%	0
2014	5.757135	3.966880	-31.10%	0
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Semiconductor - Q/NQ
2018	23.729395	21.044271	-11.32%	0
2017	17.717394	23.729395	33.93%	0
2016	14.041480	17.717394	26.18%	0
2015	14.632810	14.041480	-4.04%	0
2014	11.009116	14.632810	32.92%	0
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2018	4.814204	5.354752	11.23%	0
2017	6.752569	4.814204	-28.71%	0
2016	8.159501	6.752569	-17.24%	0
2015	7.405602	8.159501	10.18%	0
2014	7.721743	7.405602	-4.09%	0
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2018	3.724333	4.248772	14.08%	0
2017	4.749554	3.724333	-21.59%	0
2016	5.108307	4.749554	-7.02%	0
2015	5.373588	5.108307	-4.94%	0
2014	5.290725	5.373588	1.57%	0
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2018	1.929584	1.851271	-4.06%	0
2017	2.612532	1.929584	-26.14%	0
2016	2.939920	2.612532	-11.14%	0
2015	3.422000	2.939920	-14.09%	0
2014	4.296278	3.422000	-20.35%	0
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
ProFunds - ProFund VP Technology - Q/NQ
2018	21.902315	21.141377	-3.47%	649
2017	16.398036	21.902315	33.57%	1,126
2016	14.773225	16.398036	11.00%	0
2015	14.601877	14.773225	1.17%	740
2014	12.512544	14.601877	16.70%	1,504
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2018	14.064397	11.795987	-16.13%	0
2017	14.543571	14.064397	-3.29%	0
2016	12.099461	14.543571	20.20%	0
2015	12.062888	12.099461	0.30%	0
2014	12.140703	12.062888	-0.64%	0
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2018	15.952449	14.905314	-6.56%	0
2017	14.746660	15.952449	8.18%	0
2016	14.971336	14.746660	-1.50%	0
2015	16.059035	14.971336	-6.77%	0
2014	11.917086	16.059035	34.76%	0
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2018	69.891615	62.397602	-10.72%	0
2017	42.022870	69.891615	66.32%	0
2016	39.155776	42.022870	7.32%	0
2015	34.885720	39.155776	12.24%	0
2014	25.993521	34.885720	34.21%	0
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2018	0.365858	0.319550	-12.66%	0
2017	0.672506	0.365858	-45.60%	0
2016	0.853063	0.672506	-21.17%	0
2015	1.170877	0.853063	-27.14%	0
2014	1.844617	1.170877	-36.52%	0
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2018	17.137832	17.419449	1.64%	0
2017	15.677400	17.137832	9.32%	0
2016	13.788611	15.677400	13.70%	0
2015	14.910767	13.788611	-7.53%	0
2014	11.988670	14.910767	24.37%	0
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2018	11.339213	9.052518	-20.17%	0
2017	10.202812	11.339213	11.14%	0
2016	8.114790	10.202812	25.73%	0
2015	8.632978	8.114790	-6.00%	0
2014	8.448980	8.632978	2.18%	0
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2018	28.175005	22.978830	-18.44%	0
2017	23.482741	28.175005	19.98%	0
2016	18.162157	23.482741	29.29%	0
2015	22.227748	18.162157	-18.29%	0
2014	22.913786	22.227748	-2.99%	0
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2018	33.168747	29.673540	-10.54%	0
2017	25.935192	33.168747	27.89%	0
2016	32.673514	25.935192	-20.62%	0
2015	30.487155	32.673514	7.17%	405
2014	23.254371	30.487155	31.10%	405
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2018	2.268274	1.901981	-16.15%	0
2017	2.198342	2.268274	3.18%	0
2016	2.015322	2.198342	9.08%	0
2015	3.081340	2.015322	-34.60%	0
2014	4.726194	3.081340	-34.80%	0
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2018	35.352460	30.691774	-13.18%	0
2017	32.082098	35.352460	10.19%	0
2016	30.802188	32.082098	4.16%	0
2015	29.350002	30.802188	4.95%	0
2014	26.376059	29.350002	11.28%	0
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2018	39.373547	33.363417	-15.26%	374
2017	25.139312	39.373547	56.62%	649
2016	19.464016	25.139312	29.16%	0
2015	20.567932	19.464016	-5.37%	597
2014	17.822962	20.567932	15.40%	0
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2018	18.301830	15.783505	-13.76%	0
2017	14.133555	18.301830	29.49%	0
2016	11.504686	14.133555	22.85%	0
2015	11.404513	11.504686	0.88%	0
2014	9.328624	11.404513	22.25%	0
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2018	18.303638	13.474180	-26.39%	0
2017	19.763479	18.303638	-7.39%	0
2016	15.226612	19.763479	29.80%	0
2015	22.087723	15.226612	-31.06%	0
2014	27.472789	22.087723	-19.60%	0
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2018	14.237620	7.644542	-46.31%	0
2017	17.712426	14.237620	-19.62%	0
2016	14.556830	17.712426	21.68%	1,351
2015	21.572235	14.556830	-32.52%	0
2014	30.900757	21.572235	-30.19%	0
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2018	11.647757	9.323619	-19.95%	0
2017	9.166912	11.647757	27.06%	0
2016	9.826064	9.166912	-6.71%	0
2015	10.715496	9.826064	-8.30%	0
2014	12.393838	10.715496	-13.54%	0
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2018	14.858664	12.876946	-13.34%	0
2017	13.012111	14.858664	14.19%	0
2016	11.370239	13.012111	14.44%	0
2015	11.986155	11.370239	-5.14%	1,353
2014	10.776154	11.986155	11.23%	2,771
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2018	21.038605	19.678076	-6.47%	0
2017	19.422981	21.038605	8.32%	0
2016	19.725072	19.422981	-1.53%	0
2015	21.036730	19.725072	-6.24%	0
2014	15.811815	21.036730	33.04%	0
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2018	27.272521	27.279595	0.03%	522
2017	22.466954	27.272521	21.39%	906
2016	25.180762	22.466954	-10.78%	0
2015	24.382111	25.180762	3.28%	479
2014	19.802944	24.382111	23.12%	1,200
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - High Yield Strategy Fund - Q/NQ
2018	11.394803	11.159881	-2.06%	0
2017	10.791845	11.394803	5.59%	0
2016	9.785640	10.791845	10.28%	1,996
2015	9.975273	9.785640	-1.90%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2018	40.372089	38.608115	-4.37%	0
2017	30.502316	40.372089	32.36%	0
2016	29.559416	30.502316	3.19%	0
2015	27.610460	29.559416	7.06%	370
2014	27.409531	27.610460	0.73%	754
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2018	0.330533	0.331230	0.21%	0
2017	0.548005	0.330533	-39.68%	0
2016	0.788376	0.548005	-30.49%	0
2015	0.867658	0.788376	-9.14%	0
2014	1.122533	0.867658	-22.71%	0
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2018	2.605443	2.671547	2.54%	0
2017	2.894200	2.605443	-9.98%	0
2016	3.018009	2.894200	-4.10%	0
2015	3.092300	3.018009	-2.40%	0
2014	4.168262	3.092300	-25.81%	0
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2018	1.407604	1.542270	9.57%	0
2017	1.647872	1.407604	-14.58%	0
2016	2.062414	1.647872	-20.10%	0
2015	2.111212	2.062414	-2.31%	0
2014	2.416142	2.111212	-12.62%	0
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2018	0.654194	0.628420	-3.94%	0
2017	0.878818	0.654194	-25.56%	0
2016	0.982620	0.878818	-10.56%	0
2015	1.141483	0.982620	-13.92%	0
2014	1.419881	1.141483	-19.61%	0
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2018	1.302237	1.429739	9.79%	0
2017	1.523496	1.302237	-14.52%	0
2016	1.934246	1.523496	-21.24%	16,109
2015	1.955763	1.934246	-1.10%	0
2014	2.171668	1.955763	-9.94%	0
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2018	1.595950	1.639223	2.71%	0
2017	1.954375	1.595950	-18.34%	0
2016	2.247953	1.954375	-13.06%	0
2015	2.380825	2.247953	-5.58%	0
2014	2.816916	2.380825	-15.48%	0
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2018	20.058233	15.268737	-23.88%	0
2017	13.507027	20.058233	48.50%	0
2016	12.557669	13.507027	7.56%	0
2015	11.348786	12.557669	10.65%	0
2014	13.579171	11.348786	-16.43%	0
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2018	35.795414	30.611977	-14.48%	0
2017	30.162895	35.795414	18.67%	0
2016	27.863364	30.162895	8.25%	0
2015	28.116368	27.863364	-0.90%	567
2014	26.475721	28.116368	6.20%	1,171
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2018	51.272024	40.827733	-20.37%	278
2017	42.380525	51.272024	20.98%	482
2016	33.086215	42.380525	28.09%	0
2015	35.438010	33.086215	-6.64%	0
2014	32.044060	35.438010	10.59%	0
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2018	65.190900	58.409117	-10.40%	0
2017	38.928862	65.190900	67.46%	0
2016	35.950273	38.928862	8.29%	0
2015	31.743850	35.950273	13.25%	323
2014	23.524981	31.743850	34.94%	0
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2018	40.474020	39.262390	-2.99%	0
2017	31.241488	40.474020	29.55%	0
2016	29.835431	31.241488	4.71%	0
2015	27.898688	29.835431	6.94%	0
2014	24.042931	27.898688	16.04%	0
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2018	28.540038	25.285378	-11.40%	0
2017	21.919446	28.540038	30.20%	0
2016	19.170860	21.919446	14.34%	0
2015	19.544097	19.170860	-1.91%	0
2014	16.680951	19.544097	17.16%	0
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2018	12.174347	10.030087	-17.61%	0
2017	11.506761	12.174347	5.80%	0
2016	7.036161	11.506761	63.54%	857
2015	10.228120	7.036161	-31.21%	0
2014	12.525183	10.228120	-18.34%	0
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2018	25.963805	23.770263	-8.45%	0
2017	24.638728	25.963805	5.38%	0
2016	22.638962	24.638728	8.83%	0
2015	23.507392	22.638962	-3.69%	0
2014	19.662142	23.507392	19.56%	0
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2018	28.215848	26.974824	-4.40%	0
2017	25.312253	28.215848	11.47%	0
2016	25.542147	25.312253	-0.90%	0
2015	26.200121	25.542147	-2.51%	0
2014	24.405791	26.200121	7.35%	0
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2018	36.745464	29.198325	-20.54%	0
2017	30.988383	36.745464	18.58%	0
2016	24.049218	30.988383	28.85%	0
2015	26.771181	24.049218	-10.17%	0
2014	25.982256	26.771181	3.04%	0
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2018	31.559024	26.375163	-16.43%	459
2017	22.260163	31.559024	41.77%	797
2016	18.711900	22.260163	18.96%	0
2015	19.258726	18.711900	-2.84%	0
2014	15.637340	19.258726	23.16%	0
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2018	25.315437	23.601062	-6.77%	0
2017	20.597278	25.315437	22.91%	0
2016	20.323054	20.597278	1.35%	0
2015	20.350019	20.323054	-0.13%	0
2014	18.321629	20.350019	11.07%	0
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2018	24.311325	20.819577	-14.36%	0
2017	21.236968	24.311325	14.48%	0
2016	18.308891	21.236968	15.99%	0
2015	20.449323	18.308891	-10.47%	0
2014	18.656074	20.449323	9.61%	0
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2018	28.636521	24.095916	-15.86%	0
2017	24.404527	28.636521	17.34%	0
2016	24.050912	24.404527	1.47%	0
2015	24.025990	24.050912	0.10%	0
2014	24.701318	24.025990	-2.73%	0
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2018	25.078436	20.073709	-19.96%	0
2017	22.432762	25.078436	11.79%	0
2016	17.615700	22.432762	27.35%	0
2015	20.229889	17.615700	-12.92%	0
2014	19.185639	20.229889	5.44%	0
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2018	27.505187	24.719742	-10.13%	0
2017	23.981432	27.505187	14.69%	0
2016	20.449633	23.981432	17.27%	0
2015	20.775529	20.449633	-1.57%	0
2014	21.027956	20.775529	-1.20%	0
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2018	20.237185	15.878697	-21.54%	0
2017	20.539291	20.237185	-1.47%	0
2016	15.779648	20.539291	30.16%	0
2015	18.473180	15.779648	-14.58%	0
2014	18.455313	18.473180	0.10%	0
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2018	6.427522	7.100625	10.47%	0
2017	7.899589	6.427522	-18.63%	0
2016	7.472097	7.899589	5.72%	0
2015	6.672050	7.472097	11.99%	0
2014	5.493361	6.672050	21.46%	0
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2018	28.333606	27.573589	-2.68%	0
2017	21.621543	28.333606	31.04%	0
2016	19.701931	21.621543	9.74%	1,009
2015	19.721672	19.701931	-0.10%	0
2014	18.104520	19.721672	8.93%	0
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2018	10.254990	9.594783	-6.44%	0
2017	9.805319	10.254990	4.59%	0
2016	8.452991	9.805319	16.00%	0
2015	9.172843	8.452991	-7.85%	0
2014	9.047611	9.172843	1.38%	0
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2018	35.231711	27.827542	-21.02%	410
2017	29.223599	35.231711	20.56%	711
2016	25.624589	29.223599	14.05%	0
2015	30.188422	25.624589	-15.12%	190
2014	24.881753	30.188422	21.33%	190
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2018	19.327601	19.816776	2.53%	692
2017	17.620527	19.327601	9.69%	1,201
2016	15.329464	17.620527	14.95%	1,239
2015	16.748678	15.329464	-8.47%	0
2014	13.794131	16.748678	21.42%	0
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2018	6.831531	5.964020	-12.70%	0
2017	5.795050	6.831531	17.89%	0
2016	6.424906	5.795050	-9.80%	0
2015	7.818742	6.424906	-17.83%	0
2014	10.134737	7.818742	-22.85%	0
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2018	10.113936	10.700825	5.80%	0
2017	9.980520	10.113936	1.34%	0
2016	9.860565	9.980520	1.22%	0
2015	10.071484	9.860565	-2.09%	0
2014	10.055599	10.071484	0.16%	0
2013*	10.000000	10.055599	0.56%	0
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S - Q/NQ
2018	10.806789	8.906420	-17.58%	0
2017*	10.000000	10.806789	8.07%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2018	6.224399	4.410403	-29.14%	0
2017	6.408617	6.224399	-2.87%	0
2016	4.513411	6.408617	41.99%	0
2015	6.864147	4.513411	-34.25%	0
2014	8.588243	6.864147	-20.08%	0
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0

NATIONWIDE

VARIABLE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2018

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 5 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 5, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

March 22, 2019

Appendix

Statement of assets, liabilities, and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - International Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - New World Fund: Class 4 (AMVNW4)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)(1)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)(1)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)

CREDIT SUISSE ASSET MANAGEMENT

CS Trust - Commodity Return SP (CSCRS)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

FID VIPs Fund - VIP Asset Manager Portfolio: Service Class 2 (FAM2)

FID VIPs Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

FID VIPs Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

FID VIPs Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: Service Class 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: Service Class 2 (FHI2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

FID VIPs - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

FID VIPs Fund - VIP Strategic Income Portfolio: Service Class 2 (FVSIS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Global Managed Futures Strategy (RVMFU)

GGH Variable Fund - Long Short Equity Fund (RSRF)

Rydex VT - Banking Fund (RBKF)

Rydex VT - Basic Materials Fund (RBMF)

Rydex VT - Biotechnology Fund (RBF)

Rydex VT - Commodities Strategy Fund (RVCMD)

Rydex VT - Consumer Products Fund (RCPF)

Rydex VT - Dow 2x Strategy Fund (RVLDD)

Rydex VT - Electronics Fund (RELF)

Rydex VT - Energy Fund (RENF)

Rydex VT - Energy Services Fund (RESF)

Rydex VT - Europe 125x Strategy Fund (RLCE)

Rydex VT - Financial Services Fund (RFSF)

Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)

Rydex VT - Health Care Fund (RHCF)

Rydex VT - Internet Fund (RINF)

Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)

Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex VT - Inverse S&P 500 Strategy Fund (RUF)

Rydex VT - Japan 2x Strategy Fund (RLCJ)

Rydex VT - Leisure Fund (RLF)

Rydex VT - Mid-Cap 15x Strategy Fund (RMED)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex VT - NASDAQ-100(R) Fund (ROF)

Rydex VT - Nova Fund (RNF)

Rydex VT - Precious Metals Fund (RPMF)

Rydex VT - Real Estate Fund (RREF)

Rydex VT - Retailing Fund (RRF)

Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)

Rydex VT - S&P 500 2x Strategy Fund (RTF)

Rydex VT - S&P 500 Pure Growth Fund (RVLCG)

Rydex VT - S&P 500 Pure Value Fund (RVLCV)

Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex VT - Technology Fund (RTEC)

Rydex VT - Telecommunications Fund (RTEL)

Rydex VT - Transportation Fund (RTRF)

Rydex VT - Utilities Fund (RUTL)

Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)

GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex VT - High Yield Strategy Fund (RHYS)

INVESCO INVESTMENTS

IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

IVCO - IVCO VI International Growth Fund: Series II Shares (AVIE2)

IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)

JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

LR S Inc - LR Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LEGG MASON

LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)

MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: Service Class (MVGTAS)

MFS(R) VIT - MFS Utilities Series: Service Class (MVUSC)

MFS(R) VIT II - MFS International Value Portfolio: Service Class (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - Emerging Markets Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT International Index Fund: Class I (NVIX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT Emerging Markets Fund: Class I (GEM)

NW VIT - NVIT Emerging Markets Fund: Class II (GEM2)

NW VIT - NVIT International Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager International Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)(1)

NW VIT - TMPLT NVIT International Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)(1)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT Gov MM Fund: Class II (NVMM2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - US Equity Index Put Write SP: S Class Shares (NBARMS)

NORTHERN LIGHTS

NL VT - 7Twelve Balanced Portfolio (NO7TB)

NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)

NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

OPPENHEIMER FUNDS

OVAF - Oppenheimer International Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

PIMCO FUNDS

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)(1)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT – Commodity Real Return(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)(1)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)(1)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

PRO FUNDS

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Asia 30 (PROA30)

ProFund VP Banks (PROBNK)

ProFund VP Basic Materials (PROBM)

ProFund VP Bear (PROBR)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP Emerging Markets (PROEM)

ProFund VP Europe 30 (PROE30)

ProFund VP Financials (PROFIN)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP International (PROINT)

ProFund VP Internet (PRONET)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short Emerging Markets (PROSEM)

ProFund VP Short International (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP US Gov Plus (PROGVP)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

T. ROWE PRICE

TRP Equity Series Inc - TRP Health Service Class Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 26, 2018 (inception) to December 31, 2018.

AB FUNDS

AB VPS Fund Inc - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 10, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 5, 2017 (inception) to December 31, 2017.

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)(1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period May 21, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS

FID VIPs - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period May 22, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 3, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period June 9, 2017 (inception) to December 31, 2017.

PIMCO FUNDS

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)(1)

Statement of operations for the period from January 1, 2018 to April 27, 2018 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2018 to April 27, 2018 (liquidation) and the year ended December 31, 2017.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Strategic Income Fund: Advisor Shares (GVSIA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 6, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018, the related statement of operations for the year then ended and the statements of changes in contract owners’ equity for the year ended December 31, 2018 and the period May 18, 2017 (inception) to December 31, 2017.

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2018 and the related statements of operations and changes in contract owners’ equity for the period June 19, 2018 (inception) to December 31, 2018.

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - Emerging Markets Fund: Class S (VEEMS)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to March 20, 2017 (liquidation).

NORTHERN LIGHTS

NL VT - Mariner Managed Futures SP: Class 2 (NOVMH2)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to November 1, 2017 (liquidation).

AMUNDI PIONEER

Pioneer VCT - Pioneer Emerging Markets VCT Portfolio: Class II (PIVEM2)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to April 21, 2017 (liquidation).

NATIONWIDE FUNDS GROUP

NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (NLFOSP)

NW VIT - NVIT Flexible Fixed Income Fund: Class P (NVFIP)

NW VIT - NVIT Flexible Moderate Growth Fund: Class P (NVFMGP)

Statement of changes in contract owners’ equity for the period from January 1, 2017 to February 24, 2017 (liquidation).

GUGGENHEIM VARIABLE FUND

GGH Variable Fund - CLS Global Diversified Equity Fund (RVAMR)

GGH Variable Fund - CLS Global Growth Fund (RVBER)

GGH Variable Fund - CLS Growth and Income Fund (RVCLR)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2018

Assets**,***:
Investments at fair value:
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
623,267 shares (cost $4,689,466)	$4,269,377
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
153,404 shares (cost $4,047,870)	3,486,878
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
89,087 shares (cost $1,495,251)	1,591,978
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
158,925 shares (cost $4,418,170)	3,625,087
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
429,427 shares (cost $8,607,296)	7,175,721
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
481,887 shares (cost $5,253,282)	4,500,825
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)
36,561 shares (cost $1,344,214)	1,188,610
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
477,257 shares (cost $8,661,186)	8,251,771
NL VT - 7Twelve Balanced Portfolio (NO7TB)
91,854 shares (cost $1,031,498)	1,041,622
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)
467,487 shares (cost $4,632,194)	4,380,357
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2,263,442 shares (cost $23,734,289)	20,959,475
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
73,587 shares (cost $822,974)	734,401
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
12,089 shares (cost $173,878)	148,577
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
338,575 shares (cost $3,208,535)	2,563,015
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
145,359 shares (cost $1,948,195)	1,609,122
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
1,274,138 shares (cost $12,406,159)	11,492,724
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
1,047,730 shares (cost $10,638,544)	10,100,117
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
68,004 shares (cost $1,253,808)	1,183,278
AC VP Inc - AC VP Value Fund: Class I (ACVV)
1,101,715 shares (cost $12,232,557)	11,028,171
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
257,027 shares (cost $5,873,579)	5,469,542
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
386,207 shares (cost $7,834,502)	6,720,009
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
1,604,244 shares (cost $22,086,286)	19,555,738
AFIS(R) - New World Fund: Class 4 (AMVNW4)
445,019 shares (cost $10,410,984)	9,216,337
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
1,501,495 shares (cost $14,862,700)	14,038,975
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
1,265,277 shares (cost $9,229,470)	8,603,882
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
280,553 shares (cost $3,238,863)	3,195,504
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
632,102 shares (cost $7,379,902)	6,415,833

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
1,931,914 shares (cost $27,246,889)	25,018,289
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)
82,795 shares (cost $926,704)	851,134
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
168,924 shares (cost $1,093,663)	1,038,883
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
399,392 shares (cost $2,995,514)	2,851,659
CS Trust - Commodity Return SP (CSCRS)
148,889 shares (cost $596,601)	516,645
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
116,068 shares (cost $4,641,423)	3,781,483
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
1,984,478 shares (cost $18,461,536)	17,701,542
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
497 shares (cost $5,466)	5,296
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)
172,230 shares (cost $5,699,917)	5,392,508
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)
33,191 shares (cost $486,499)	442,438
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
1,151,941 shares (cost $20,610,381)	18,857,282
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
475,455 shares (cost $10,583,979)	9,437,782
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
356,902 shares (cost $7,527,227)	6,759,717
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
729,119 shares (cost $50,930,448)	45,139,739
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)
511,045 shares (cost $2,689,935)	2,447,905
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
532,851 shares (cost $6,625,056)	6,410,197
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
223,093 shares (cost $4,015,925)	3,658,727
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)
1,017,175 shares (cost $11,542,284)	10,832,910
FID VIPs - EM Portfolio: SC 2 (FEMS2)
30,102 shares (cost $332,760)	299,812
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
1,175,807 shares (cost $18,149,207)	17,331,393
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
401,000 shares (cost $7,882,522)	6,796,950
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
1,087,969 shares (cost $17,918,503)	18,310,515
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
576,310 shares (cost $4,133,673)	3,642,278
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)
109,856 shares (cost $1,734,979)	1,692,889
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)
83,729 shares (cost $864,236)	843,986
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
204,098 shares (cost $7,232,197)	7,263,851
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
115,770 shares (cost $7,620,493)	7,292,338
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
332,280 shares (cost $4,255,766)	4,063,789
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
742,889 shares (cost $8,850,559)	8,312,926

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
802,122 shares (cost $16,516,938)	15,079,897
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
279,007 shares (cost $4,653,129)	4,452,946
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
479,266 shares (cost $7,001,140)	6,733,690
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
243,641 shares (cost $3,228,764)	2,974,346
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)
450,574 shares (cost $3,795,968)	3,311,717
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
50,990 shares (cost $2,508,476)	2,287,919
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)
123,391 shares (cost $1,901,166)	1,766,966
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
60,499 shares (cost $1,722,754)	1,745,987
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
729,528 shares (cost $18,974,579)	17,946,388
The Merger Fund VL - The Merger Fund VL (MGRFV)
366,635 shares (cost $4,034,824)	4,164,969
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
840,519 shares (cost $6,404,596)	5,681,911
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
1,536,564 shares (cost $11,845,075)	10,802,042
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)
138,523 shares (cost $1,404,266)	1,356,141
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
1,494,232 shares (cost $15,722,672)	14,748,074
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
199,304 shares (cost $1,947,125)	1,937,236
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2,332,221 shares (cost $24,290,568)	23,532,112
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
3,123,734 shares (cost $30,748,610)	27,145,246
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
321,751 shares (cost $3,590,205)	3,314,035
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
255,173 shares (cost $2,803,620)	2,646,141
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
175,143 shares (cost $2,823,261)	2,441,499
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2,826,751 shares (cost $70,334,442)	66,739,597
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
532,621 shares (cost $6,041,291)	5,896,109
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
657,272 shares (cost $20,424,786)	17,831,796
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
298,311 shares (cost $26,016,044)	23,518,807
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
395,902 shares (cost $22,146,385)	19,755,497
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
493,648 shares (cost $3,225,518)	2,966,824
NW VIT - NVIT EM Fund: Class I (GEM)
309,723 shares (cost $4,231,946)	3,471,995
NW VIT - NVIT EM Fund: Class II (GEM2)
133,470 shares (cost $1,732,547)	1,477,510
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
215,470 shares (cost $2,366,832)	2,096,519

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
308,823 shares (cost $3,510,977)	3,060,438
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
87,908 shares (cost $1,218,310)	1,041,705
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
962,547 shares (cost $9,809,278)	8,441,536
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
1,194,417 shares (cost $13,404,618)	11,753,066
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
1,569,944 shares (cost $17,351,516)	14,788,868
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
1,219,813 shares (cost $12,386,011)	11,722,406
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2,207,391 shares (cost $23,623,335)	21,102,656
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
780,689 shares (cost $7,476,636)	6,393,842
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
663,063 shares (cost $7,060,559)	6,438,338
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
288,080 shares (cost $3,079,643)	2,987,386
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
399,629 shares (cost $4,488,529)	4,319,994
NW VIT - NVIT NW Fund: Class I (TRF)
99,267 shares (cost $1,978,020)	1,876,141
NW VIT - NVIT NW Fund: Class II (TRF2)
20,973 shares (cost $380,362)	394,927
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
510,974 shares (cost $5,484,303)	5,349,899
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
405,990 shares (cost $4,249,919)	4,234,478
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
555,666 shares (cost $7,270,990)	6,229,017
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
490,893 shares (cost $7,662,610)	7,063,947
NW VIT - NVIT ID CAF: Class II (NVDCA2)
925,646 shares (cost $16,878,172)	14,838,111
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
1,659,664 shares (cost $16,602,793)	15,766,805
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
5,314,349 shares (cost $67,557,787)	58,776,703
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
1,940,094 shares (cost $26,285,296)	22,466,290
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2,219,105 shares (cost $24,867,317)	22,501,728
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
1,567,053 shares (cost $39,395,940)	32,485,012
NW VIT - NVIT Gov MM Fund: Class I (SAM)
31,973 shares (cost $31,973)	31,973
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
447,350 shares (cost $4,900,964)	4,066,408
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
550,348 shares (cost $5,498,054)	4,986,155
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
627,288 shares (cost $7,911,012)	7,056,993
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
1,050,878 shares (cost $10,657,717)	8,911,443
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
9,270 shares (cost $106,727)	88,533

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
856,078 shares (cost $10,407,700)	7,773,191
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
978,861 shares (cost $10,083,140)	7,918,987
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
299,651 shares (cost $6,277,953)	4,779,436
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
99,633 shares (cost $1,842,994)	1,470,589
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
313,504 shares (cost $4,506,782)	3,323,138
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
157,493 shares (cost $2,232,229)	1,620,602
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
306,767 shares (cost $6,039,797)	4,702,734
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
110,819 shares (cost $2,158,295)	1,581,381
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
1,661,898 shares (cost $15,151,593)	14,608,082
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
1,667,428 shares (cost $17,116,312)	16,824,349
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
442,453 shares (cost $8,345,285)	7,720,813
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
87,851 shares (cost $1,032,449)	916,288
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
188,470 shares (cost $3,637,719)	3,098,448
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
637,081 shares (cost $4,081,717)	3,835,228
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)
202,046,480 shares (cost $202,046,480)	202,046,480
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
516,467 shares (cost $6,220,132)	5,810,252
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
349,715 shares (cost $4,612,371)	3,962,270
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
128,616 shares (cost $1,376,427)	1,256,579
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
114,200 shares (cost $1,216,449)	1,103,173
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
249,880 shares (cost $2,906,153)	2,606,244
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
253,278 shares (cost $2,777,878)	2,585,968
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2,243,921 shares (cost $30,148,085)	23,628,485
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
9,741,715 shares (cost $160,537,706)	155,185,519
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
164,859 shares (cost $1,700,417)	1,600,777
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)
107,569 shares (cost $1,028,486)	962,744
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
1,113,543 shares (cost $2,742,618)	2,360,711
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
266,366 shares (cost $12,049,718)	9,996,708
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
229,856 shares (cost $5,506,377)	4,604,025
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
1,025,246 shares (cost $10,827,292)	10,631,804

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
724,861 shares (cost $7,642,368)	7,284,854
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
179,740 shares (cost $1,893,481)	1,721,911
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
1,451,269 shares (cost $14,804,935)	14,628,793
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2,270,374 shares (cost $24,524,020)	23,793,523
PIMCO VIT - CommodityReaLReturn(R) SP: Advisor Class (PMVRSD)
335,181 shares (cost $2,457,473)	2,041,252
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
309,694 shares (cost $3,987,597)	3,719,420
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)
327,365 shares (cost $3,978,053)	3,587,919
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
1,420,753 shares (cost $10,796,039)	10,343,080
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
397,772 shares (cost $4,180,090)	4,116,937
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
502,285 shares (cost $5,207,553)	5,168,512
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)
269,663 shares (cost $2,942,247)	2,923,150
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
64,535 shares (cost $763,368)	751,191
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
657,222 shares (cost $6,847,286)	6,815,394
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
9,568 shares (cost $86,005)	81,523
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
30,884 shares (cost $305,675)	268,073
ProFund VP UltraShort NASDAQ-100 (PROUSN)
10,503 shares (cost $370,621)	407,008
ProFund VP Access High Yield Fund (PROAHY)
147,019 shares (cost $3,958,596)	3,931,287
ProFund VP Asia 30 (PROA30)
20,036 shares (cost $1,057,446)	988,576
ProFund VP Banks (PROBNK)
78,025 shares (cost $1,992,756)	1,662,704
ProFund VP Basic Materials (PROBM)
32,273 shares (cost $2,123,707)	1,837,647
ProFund VP Bear (PROBR)
10,105 shares (cost $328,652)	347,607
ProFund VP Biotechnology (PROBIO)
78,099 shares (cost $5,515,077)	5,127,210
ProFund VP Bull (PROBL)
126,638 shares (cost $5,792,443)	5,377,059
ProFund VP Consumer Goods (PROCG)
37,698 shares (cost $1,985,060)	1,740,146
ProFund VP Consumer Services (PROCS)
79,264 shares (cost $6,114,436)	5,512,795
ProFund VP EM (PROEM)
135,677 shares (cost $3,347,938)	3,193,828
ProFund VP Europe 30 (PROE30)
162,181 shares (cost $3,903,459)	3,332,825
ProFund VP Financials (PROFIN)
98,469 shares (cost $4,091,247)	3,681,771
ProFund VP Health Care (PROHC)
145,150 shares (cost $10,945,468)	10,424,644

ProFund VP Industrials (PROIND)
46,465 shares (cost $3,848,665)	3,377,990
ProFund VP Intnl (PROINT)
105,550 shares (cost $1,937,561)	1,744,734
ProFund VP Internet (PRONET)
61,060 shares (cost $8,065,951)	6,850,364
ProFund VP Japan (PROJP)
31,596 shares (cost $1,553,339)	1,451,854
ProFund VP NASDAQ-100 (PRON)
289,232 shares (cost $12,180,085)	11,016,837
ProFund VP Oil & Gas (PROOG)
191,166 shares (cost $7,171,694)	5,541,895
ProFund VP Pharmaceuticals (PROPHR)
55,475 shares (cost $2,242,780)	1,933,310
ProFund VP Precious Metals (PROPM)
99,707 shares (cost $1,681,435)	1,703,992
ProFund VP Real Estate (PRORE)
43,444 shares (cost $2,540,467)	2,368,107
ProFund VP Rising Rates Opportunity (PRORRO)
9,222 shares (cost $458,030)	447,833
ProFund VP Semiconductor (PROSCN)
54,116 shares (cost $2,856,009)	2,400,570
ProFund VP Short EM (PROSEM)
1,870 shares (cost $86,697)	89,326
ProFund VP Short Intnl (PROSIN)
30,743 shares (cost $326,678)	337,246
ProFund VP Short NASDAQ-100 (PROSN)
10,272 shares (cost $115,133)	114,019
ProFund VP Technology (PROTEC)
203,430 shares (cost $9,317,054)	8,153,490
ProFund VP Telecommunications (PROTEL)
12,201 shares (cost $372,481)	346,751
ProFund VP US Gov Plus (PROGVP)
61,937 shares (cost $1,377,059)	1,434,472
ProFund VP UltraNASDAQ-100 (PROUN)
64,599 shares (cost $4,829,497)	4,393,352
ProFund VP Utilities (PROUTL)
262,182 shares (cost $11,735,270)	11,622,532
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
197,189 shares (cost $4,757,511)	4,559,004
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)
294,579 shares (cost $5,093,793)	4,571,871
GGH Variable Fund - Long Short Equity Fund (RSRF)
450,722 shares (cost $6,857,471)	5,945,017
Rydex VT - Banking Fund (RBKF)
23,541 shares (cost $2,151,904)	1,799,701
Rydex VT - Basic Materials Fund (RBMF)
40,689 shares (cost $3,240,393)	2,661,875
Rydex VT - Biotechnology Fund (RBF)
92,917 shares (cost $8,429,592)	7,262,395
Rydex VT - Commodities Strategy Fund (RVCMD)
13,211 shares (cost $1,213,154)	947,107
Rydex VT - Consumer Products Fund (RCPF)
88,257 shares (cost $5,300,633)	4,922,105
Rydex VT - Dow 2x Strategy Fund (RVLDD)
74,611 shares (cost $9,065,403)	8,318,428
Rydex VT - Electronics Fund (RELF)
45,581 shares (cost $3,683,560)	3,067,172

Rydex VT - Energy Fund (RENF)
100,265 shares (cost $8,002,054)	5,546,674
Rydex VT - Energy Services Fund (RESF)
62,396 shares (cost $2,680,665)	1,891,208
Rydex VT - Europe 125x Strategy Fund (RLCE)
14,871 shares (cost $1,352,189)	1,256,483
Rydex VT - Financial Services Fund (RFSF)
61,114 shares (cost $4,961,713)	4,489,438
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)
195,596 shares (cost $5,424,019)	5,789,656
Rydex VT - Health Care Fund (RHCF)
188,935 shares (cost $12,921,081)	11,785,742
Rydex VT - Internet Fund (RINF)
50,581 shares (cost $5,002,855)	4,193,129
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)
34,086 shares (cost $1,392,729)	1,397,515
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)
9,056 shares (cost $930,207)	890,452
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)
4,084 shares (cost $304,922)	309,028
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)
40,376 shares (cost $2,301,849)	2,327,301
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)
18,731 shares (cost $1,232,304)	1,279,114
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)
22,357 shares (cost $1,601,096)	1,617,721
Rydex VT - Japan 2x Strategy Fund (RLCJ)
16,428 shares (cost $1,033,243)	1,023,450
Rydex VT - Leisure Fund (RLF)
31,086 shares (cost $3,027,786)	2,580,465
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)
167,847 shares (cost $3,364,952)	2,418,682
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
208,491 shares (cost $5,007,121)	4,914,133
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)
434,011 shares (cost $30,367,408)	21,991,314
Rydex VT - NASDAQ-100(R) Fund (ROF)
461,922 shares (cost $19,504,674)	16,887,877
Rydex VT - Nova Fund (RNF)
104,936 shares (cost $11,233,744)	9,921,707
Rydex VT - Precious Metals Fund (RPMF)
283,460 shares (cost $6,328,572)	6,842,719
Rydex VT - Real Estate Fund (RREF)
123,036 shares (cost $4,827,603)	4,428,061
Rydex VT - Retailing Fund (RRF)
42,709 shares (cost $3,507,814)	3,072,890
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)
43,815 shares (cost $2,882,486)	2,522,437
Rydex VT - S&P 500 2x Strategy Fund (RTF)
101,232 shares (cost $25,209,439)	19,509,438
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)
549,094 shares (cost $28,825,472)	24,143,658
Rydex VT - S&P 500 Pure Value Fund (RVLCV)
436,238 shares (cost $25,050,838)	20,948,150
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)
231,390 shares (cost $9,131,428)	7,251,749
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)
181,798 shares (cost $8,289,484)	6,257,477

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)
216,066 shares (cost $13,250,420)	10,602,365
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,797 shares (cost $6,346,528)	4,741,288
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)
24,213 shares (cost $976,681)	961,998
Rydex VT - Technology Fund (RTEC)
92,993 shares (cost $9,963,928)	8,654,876
Rydex VT - Telecommunications Fund (RTEL)
21,909 shares (cost $1,305,574)	1,177,403
Rydex VT - Transportation Fund (RTRF)
47,336 shares (cost $3,812,889)	3,124,680
Rydex VT - Utilities Fund (RUTL)
158,242 shares (cost $4,583,867)	4,498,818
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)
4,081 shares (cost $241,112)	243,063
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
467,816 shares (cost $12,252,145)	11,840,421
Rydex VT - High Yield Strategy Fund (RHYS)
14,808 shares (cost $1,175,286)	1,154,439
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
267,284 shares (cost $10,686,587)	10,322,503
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)
405,903 shares (cost $2,599,761)	2,524,718
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
303,408 shares (cost $6,462,588)	4,966,795
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
141,074 shares (cost $3,282,854)	2,401,076
VanEck VIPT - EM Fund: Class S (VEEMS)
9,351 shares (cost $123,142)	110,336
Ivy VIP - Asset Strategy: Class II (WRASP)
1,610,405 shares (cost $14,659,480)	13,353,155
Ivy VIP - Energy: Class II (WRENG)
275,264 shares (cost $1,597,964)	1,064,005

Total Investments***	$2,048,479,103

Accounts Receivable - BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3) (total assets - $8,639,549; total contract owners’ equity - $8,639,549)	35,667
Accounts Receivable - BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3) (total assets - $3,201,616; total contract owners’ equity - $3,201,616)	6,112
Accounts Payable - Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB) (total assets - $5,296; total contract owners’ equity - $5,293)	(3)
Accounts Payable - Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB) (total assets - $5,789,656; total contract owners’ equity - $5,782,473)	(7,183)
Other Accounts Payable	(9,529)

$2,048,504,167

Contract Owners’ Equity***:
Accumulation units	2,045,875,914
Contracts in payout (annuitization) period (note 1f)	2,628,253

Total Contract Owners’ Equity (note 5)	$2,048,504,167

See accompanying notes to financial statements.

**

Total assets approximates total investments and Contract Owners’ Equity as of December 31, 2018, for all subaccounts where contract owners were invested in at December 31, 2018, except for the subaccounts with total assets and Contract Owners’ Equity noted parenthetically, if applicable. For these subaccounts, total assets and Contract Owners’ Equity includes investments and the accounts receivable and/or accounts payable, respectively, as of December 31, 2018.

***	Total balances for the separate account are unaudited.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	(Unaudited) Total	LPWHY2	LPVCA2	SBVI	SBVSG2	DVMCSS	IVBRA2	AVIE2
Reinvested dividends	$32,056,361	221,050	14,726	27,145	-	29,354	64,572	23,554
Mortality and expense risk charges (note 2)	(29,750,325)	(63,025)	(33,817)	(23,247)	(34,171)	(103,138)	(66,337)	(10,818)

Net investment income (loss)	2,306,036	158,025	(19,091)	3,898	(34,171)	(73,784)	(1,765)	12,736

Realized gain (loss) on investments	20,977,523	(42,268)	441	17,664	292,061	135,312	(8,020)	12,883
Change in unrealized gain (loss) on investments	(302,486,050)	(384,856)	(597,620)	(316,872)	(1,024,454)	(2,512,416)	(830,539)	(230,043)

Net gain (loss) on investments	(281,508,527)	(427,124)	(597,179)	(299,208)	(732,393)	(2,377,104)	(838,559)	(217,160)

Reinvested capital gains	98,331,179	-	245,369	114,138	428,979	1,016,668	447,699	9,239

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,871,312)	(269,099)	(370,901)	(181,172)	(337,585)	(1,434,220)	(392,625)	(195,185)

Investment Activity:	IVEW52	NO7TB	NOVPI2	NOTBBA	ALVBWB	ALVIVB	AAEIP3	ARLPE3
Reinvested dividends	$90,289	5,853	100,389	648,295	16,290	1,101	54,359	99,947
Mortality and expense risk charges (note 2)	(93,779)	(24,478)	(83,447)	(391,806)	(13,644)	(596)	(44,538)	(28,979)

Net investment income (loss)	(3,490)	(18,625)	16,942	256,489	2,646	505	9,821	70,968

Realized gain (loss) on investments	153,564	47,445	(132,383)	(25,188)	14,210	(319)	47,712	209,967
Change in unrealized gain (loss) on investments	(1,203,894)	(171,784)	(131,236)	(2,355,607)	(153,101)	(25,301)	(759,833)	(565,847)

Net gain (loss) on investments	(1,050,330)	(124,339)	(263,619)	(2,380,795)	(138,891)	(25,620)	(712,121)	(355,880)

Reinvested capital gains	163,488	-	-	325,440	72,902	-	-	5,051

Net increase (decrease) in contract owners’ equity resulting from operations	$(890,332)	(142,964)	(246,677)	(1,798,866)	(63,343)	(25,115)	(702,300)	(279,861)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	ACVIG	ACVIP2	ACVU1	ACVV	AMVGS4	AMVI4	AMVBC4	AMVNW4
Reinvested dividends	$243,969	322,327	3,162	215,208	1,289	112,016	372,529	64,745
Mortality and expense risk charges (note 2)	(191,343)	(164,350)	(17,011)	(209,588)	(78,784)	(71,197)	(188,303)	(80,886)

Net investment income (loss)	52,626	157,977	(13,849)	5,620	(77,495)	40,819	184,226	(16,141)

Realized gain (loss) on investments	516,327	(121,615)	178,302	981,787	67,533	112,083	28,994	66,154
Change in unrealized gain (loss) on investments	(2,574,487)	(548,443)	(282,955)	(2,877,202)	(987,566)	(1,608,144)	(3,613,313)	(1,690,099)

Net gain (loss) on investments	(2,058,160)	(670,058)	(104,653)	(1,895,415)	(920,033)	(1,496,061)	(3,584,319)	(1,623,945)

Reinvested capital gains	930,684	-	121,886	864	258,354	324,954	1,236,515	203,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,074,850)	(512,081)	3,384	(1,888,931)	(739,174)	(1,130,288)	(2,163,578)	(1,436,784)

Investment Activity:	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CLVHY2	CLVQF2
Reinvested dividends	$357,407	415,040	52,516	122,557	236,259	6,908	78,560	-
Mortality and expense risk charges (note 2)	(168,299)	(94,335)	(27,452)	(91,386)	(413,960)	(11,388)	(15,507)	(27,038)

Net investment income (loss)	189,108	320,705	25,064	31,171	(177,701)	(4,480)	63,053	(27,038)

Realized gain (loss) on investments	189,410	(99,986)	(12,014)	118,967	(377,823)	92,916	(72,466)	(4,821)
Change in unrealized gain (loss) on investments	(1,579,370)	(622,840)	(38,616)	(1,309,055)	(3,159,396)	(164,744)	(48,882)	(179,613)

Net gain (loss) on investments	(1,389,960)	(722,826)	(50,630)	(1,190,088)	(3,537,219)	(71,828)	(121,348)	(184,434)

Reinvested capital gains	27,465	-	-	516,734	1,201,902	12,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,173,387)	(402,121)	(25,566)	(642,183)	(2,513,018)	(64,154)	(58,295)	(211,472)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	CSCRS	DWVSVS	ETVFR	FQB	FC2	FAM2	FB2	FEI2
Reinvested dividends	$17,653	19,537	637,900	161	27,388	7,120	241,105	218,420
Mortality and expense risk charges (note 2)	(8,885)	(42,441)	(231,434)	(68)	(86,349)	(7,605)	(209,179)	(155,556)

Net investment income (loss)	8,768	(22,904)	406,466	93	(58,961)	(485)	31,926	62,864

Realized gain (loss) on investments	(44,491)	35,860	(12,514)	(3)	22,413	(30,685)	214,507	94,231
Change in unrealized gain (loss) on investments	(55,596)	(1,093,671)	(734,786)	(191)	(979,227)	(29,958)	(2,384,730)	(1,738,635)

Net gain (loss) on investments	(100,087)	(1,057,811)	(747,300)	(194)	(956,814)	(60,643)	(2,170,223)	(1,644,404)

Reinvested capital gains	-	233,671	-	-	580,377	16,810	720,187	524,904

Net increase (decrease) in contract owners’ equity resulting from operations	$(91,319)	(847,044)	(340,834)	(101)	(435,398)	(44,318)	(1,418,110)	(1,056,636)

Investment Activity:	FGI2	FG2	FHI2	FIGBP2	FRESS2	FVSIS2	FEMS2	FTVIS2
Reinvested dividends	$12,211	22,723	185,302	143,115	121,177	399,152	1,820	919,374
Mortality and expense risk charges (note 2)	(92,034)	(673,145)	(53,315)	(65,131)	(51,520)	(163,437)	(1,607)	(285,370)

Net investment income (loss)	(79,823)	(650,422)	131,987	77,984	69,657	235,715	213	634,004

Realized gain (loss) on investments	172,462	(227,752)	(285,023)	(43,989)	(285,185)	(323,015)	(6,454)	237,661
Change in unrealized gain (loss) on investments	(1,255,660)	(11,388,628)	(115,949)	(150,943)	(314,301)	(461,558)	(32,948)	(1,967,436)

Net gain (loss) on investments	(1,083,198)	(11,616,380)	(400,972)	(194,932)	(599,486)	(784,573)	(39,402)	(1,729,775)

Reinvested capital gains	374,444	7,856,097	-	31,433	174,655	21,245	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(788,577)	(4,410,705)	(268,985)	(85,515)	(355,174)	(527,613)	(39,189)	(1,095,771)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	FTVMD2	FTVGI2	FTVFA2	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS
Reinvested dividends	$183,217	-	123,684	-	-	114,982	8,539	109,615
Mortality and expense risk charges (note 2)	(112,698)	(205,570)	(51,648)	(16,978)	(7,569)	(77,918)	(79,496)	(46,557)

Net investment income (loss)	70,519	(205,570)	72,036	(16,978)	(7,569)	37,064	(70,957)	63,058

Realized gain (loss) on investments	(138,283)	134,664	(44,806)	3,039	2,355	166,652	283,889	(33,158)
Change in unrealized gain (loss) on investments	(990,859)	198,156	(558,078)	(117,562)	(39,584)	(501,628)	(930,931)	(127,840)

Net gain (loss) on investments	(1,129,142)	332,820	(602,884)	(114,523)	(37,229)	(334,976)	(647,042)	(160,998)

Reinvested capital gains	97,071	-	96,859	7,905	1,004	151,221	308,404	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(961,552)	127,250	(433,989)	(123,596)	(43,794)	(146,691)	(409,595)	(97,940)

Investment Activity:	JAGTS	LZREMS	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS
Reinvested dividends	$74,998	318,767	142,203	225,602	38,011	22,173	26,417	10,813
Mortality and expense risk charges (note 2)	(84,660)	(194,511)	(48,126)	(61,664)	(36,559)	(35,164)	(26,037)	(32,842)

Net investment income (loss)	(9,662)	124,256	94,077	163,938	1,452	(12,991)	380	(22,029)

Realized gain (loss) on investments	592,455	720,593	(15,351)	(36,593)	45,088	27,755	27,726	(7,330)
Change in unrealized gain (loss) on investments	(1,300,693)	(3,992,580)	(157,928)	(122,265)	(340,144)	(682,494)	(463,178)	(200,701)

Net gain (loss) on investments	(708,238)	(3,271,987)	(173,279)	(158,858)	(295,056)	(654,739)	(435,452)	(208,031)

Reinvested capital gains	226,424	-	-	-	122,586	208,371	199,556	94,189

Net increase (decrease) in contract owners’ equity resulting from operations	$(491,476)	(3,147,731)	(79,202)	5,080	(171,018)	(459,359)	(235,516)	(135,871)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	DTRTFB
Reinvested dividends	$14,343	144,948	28,418	190,197	597,619	17,400	470,120	21,010
Mortality and expense risk charges (note 2)	(18,450)	(153,235)	(58,659)	(82,643)	(138,869)	(24,073)	(193,837)	(2,387)

Net investment income (loss)	(4,107)	(8,287)	(30,241)	107,554	458,750	(6,673)	276,283	18,623

Realized gain (loss) on investments	12,123	222,712	195,985	(122,949)	(32,393)	26,941	(30,301)	88
Change in unrealized gain (loss) on investments	(28,439)	(2,250,902)	80,335	(805,654)	(1,314,863)	(216,024)	(1,717,665)	(9,889)

Net gain (loss) on investments	(16,316)	(2,028,190)	276,320	(928,603)	(1,347,256)	(189,083)	(1,747,966)	(9,801)

Reinvested capital gains	6,557	180,209	45,526	258,752	-	73,670	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(13,866)	(1,856,268)	291,605	(562,297)	(888,506)	(122,086)	(1,471,683)	8,822

Investment Activity:	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2
Reinvested dividends	$585,746	796,875	37,432	34,462	34,285	797,706	139,366	39,597
Mortality and expense risk charges (note 2)	(271,708)	(369,672)	(36,642)	(26,299)	(31,427)	(921,260)	(57,511)	(163,235)

Net investment income (loss)	314,038	427,203	790	8,163	2,858	(123,554)	81,855	(123,638)

Realized gain (loss) on investments	(456,914)	1,068,236	284,862	22,506	33,448	725,814	(64,470)	159,446
Change in unrealized gain (loss) on investments	(232,085)	(6,117,577)	(555,566)	(305,441)	(504,257)	(8,706,752)	(126,871)	(3,171,578)

Net gain (loss) on investments	(688,999)	(5,049,341)	(270,704)	(282,935)	(470,809)	(7,980,938)	(191,341)	(3,012,132)

Reinvested capital gains	11,503	-	141,825	116,578	180,774	3,541,229	22,274	927,139

Net increase (decrease) in contract owners’ equity resulting from operations	$(363,458)	(4,622,138)	(128,089)	(158,194)	(287,177)	(4,563,263)	(87,212)	(2,208,631)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2
Reinvested dividends	$71,870	201,284	204,939	29,388	7,834	38,465	15,770	6,705
Mortality and expense risk charges (note 2)	(238,608)	(207,425)	(66,113)	(92,007)	(24,119)	(21,825)	(46,063)	(10,962)

Net investment income (loss)	(166,738)	(6,141)	138,826	(62,619)	(16,285)	16,640	(30,293)	(4,257)

Realized gain (loss) on investments	204,014	29,036	(159,747)	295,439	47,476	27,311	153,931	262
Change in unrealized gain (loss) on investments	(3,479,845)	(2,772,292)	(91,013)	(1,413,457)	(451,093)	(405,196)	(704,034)	(193,221)

Net gain (loss) on investments	(3,275,831)	(2,743,256)	(250,760)	(1,118,018)	(403,617)	(377,885)	(550,103)	(192,959)

Reinvested capital gains	2,278,587	1,608,217	-	-	-	9,524	380,135	113,113

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,163,982)	(1,141,180)	(111,934)	(1,180,637)	(419,902)	(351,721)	(200,261)	(84,103)

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2
Reinvested dividends	$203,587	286,097	330,662	270,852	480,382	146,865	152,184	88,428
Mortality and expense risk charges (note 2)	(169,740)	(185,052)	(248,385)	(200,432)	(365,995)	(135,990)	(115,575)	(32,231)

Net investment income (loss)	33,847	101,045	82,277	70,420	114,387	10,875	36,609	56,197

Realized gain (loss) on investments	550,859	(176,797)	(494,371)	(148,745)	(172,271)	278,937	(167,707)	(29,563)
Change in unrealized gain (loss) on investments	(1,974,077)	(1,527,458)	(1,887,014)	(517,530)	(3,055,499)	(1,530,513)	(604,832)	(76,078)

Net gain (loss) on investments	(1,423,218)	(1,704,255)	(2,381,385)	(666,275)	(3,227,770)	(1,251,576)	(772,539)	(105,641)

Reinvested capital gains	256,890	645,903	751,525	73,296	1,128,700	430,359	278,105	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,132,481)	(957,307)	(1,547,583)	(522,559)	(1,984,683)	(810,342)	(457,825)	(49,444)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2
Reinvested dividends	$122,042	26,952	3,457	114,292	76,192	103,907	144,848	271,896
Mortality and expense risk charges (note 2)	(72,776)	(34,308)	(4,407)	(79,235)	(23,358)	(103,063)	(98,354)	(159,854)

Net investment income (loss)	49,266	(7,356)	(950)	35,057	52,834	844	46,494	112,042

Realized gain (loss) on investments	(105,609)	267,113	28,612	(188,617)	(26,472)	14,243	76,847	97,017
Change in unrealized gain (loss) on investments	(98,505)	(375,610)	(30,357)	42,339	13,235	(1,316,096)	(936,607)	(2,414,544)

Net gain (loss) on investments	(204,114)	(108,497)	(1,745)	(146,278)	(13,237)	(1,301,853)	(859,760)	(2,317,527)

Reinvested capital gains	-	-	-	-	-	583,823	333,685	896,448

Net increase (decrease) in contract owners’ equity resulting from operations	$(154,848)	(115,853)	(2,695)	(111,221)	39,597	(717,186)	(479,581)	(1,309,037)

Investment Activity:	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2
Reinvested dividends	$315,744	1,161,076	401,939	449,540	481,863	675	65,630	254,864
Mortality and expense risk charges (note 2)	(205,975)	(797,914)	(285,165)	(304,127)	(406,317)	(670)	(90,222)	(98,081)

Net investment income (loss)	109,769	363,162	116,774	145,413	75,546	5	(24,592)	156,783

Realized gain (loss) on investments	(55,520)	(75,891)	(39,073)	(30,298)	604,719	-	28,920	301,792
Change in unrealized gain (loss) on investments	(817,691)	(9,818,401)	(4,527,181)	(2,473,607)	(8,378,079)	-	(1,659,370)	(1,686,529)

Net gain (loss) on investments	(873,211)	(9,894,292)	(4,566,254)	(2,503,905)	(7,773,360)	-	(1,630,450)	(1,384,737)

Reinvested capital gains	297,751	5,118,747	2,230,064	1,222,381	2,962,847	1	464,965	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(465,691)	(4,412,383)	(2,219,416)	(1,136,111)	(4,734,967)	6	(1,190,077)	(1,227,954)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF
Reinvested dividends	$4,764	137,507	-	-	90,716	-	-	28,639
Mortality and expense risk charges (note 2)	(131,739)	(165,076)	(1,460)	(140,205)	(119,170)	(107,902)	(16,038)	(62,035)

Net investment income (loss)	(126,975)	(27,569)	(1,460)	(140,205)	(28,454)	(107,902)	(16,038)	(33,396)

Realized gain (loss) on investments	462,336	57,342	(1,358)	726,451	57,842	628,594	106,934	99,789
Change in unrealized gain (loss) on investments	(2,067,224)	(2,590,464)	(24,472)	(3,210,213)	(2,690,762)	(1,852,200)	(472,235)	(1,513,526)

Net gain (loss) on investments	(1,604,888)	(2,533,122)	(25,830)	(2,483,762)	(2,632,920)	(1,223,606)	(365,301)	(1,413,737)

Reinvested capital gains	1,221,591	1,086,883	19,294	1,735,696	1,404,107	797,011	190,990	691,749

Net increase (decrease) in contract owners’ equity resulting from operations	$(510,272)	(1,473,808)	(7,996)	(888,271)	(1,257,267)	(534,497)	(190,349)	(755,384)

Investment Activity:	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2
Reinvested dividends	$9,010	529	-	358,740	353,275	44,986	22,182	54,260
Mortality and expense risk charges (note 2)	(21,304)	(65,591)	(15,585)	(173,002)	(192,117)	(107,475)	(11,490)	(29,625)

Net investment income (loss)	(12,294)	(65,062)	(15,585)	185,738	161,158	(62,489)	10,692	24,635

Realized gain (loss) on investments	(5,486)	100,872	6,980	(303,488)	(134,579)	51,034	3,022	59,726
Change in unrealized gain (loss) on investments	(670,727)	(1,709,815)	(660,512)	(380,334)	(96,061)	(1,122,390)	(218,575)	(668,568)

Net gain (loss) on investments	(676,213)	(1,608,943)	(653,532)	(683,822)	(230,640)	(1,071,356)	(215,553)	(608,842)

Reinvested capital gains	319,765	1,067,482	410,274	-	-	761,596	11,234	288,327

Net increase (decrease) in contract owners’ equity resulting from operations	$(368,742)	(606,523)	(258,843)	(498,084)	(69,482)	(372,249)	(193,627)	(295,880)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2
Reinvested dividends	$69,269	1,774,406	96,128	73,455	28,412	24,888	48,721	50,679
Mortality and expense risk charges (note 2)	(41,535)	(2,225,094)	(98,637)	(58,324)	(31,792)	(16,406)	(34,227)	(29,494)

Net investment income (loss)	27,734	(450,688)	(2,509)	15,131	(3,380)	8,482	14,494	21,185

Realized gain (loss) on investments	(32,040)	-	145,127	190,650	72,763	27,009	121,451	1,684
Change in unrealized gain (loss) on investments	(210,755)	-	(972,493)	(895,719)	(306,798)	(186,088)	(503,294)	(344,987)

Net gain (loss) on investments	(242,795)	-	(827,366)	(705,069)	(234,035)	(159,079)	(381,843)	(343,303)

Reinvested capital gains	-	1,371	247,744	164,053	98,043	47,365	180,379	136,806

Net increase (decrease) in contract owners’ equity resulting from operations	$(215,061)	(449,317)	(582,131)	(525,885)	(139,372)	(103,232)	(186,970)	(185,312)

Investment Activity:	NVSIX2	GVEX1	NVMGA2	NBARMS	OVIGS	OVGSS	OVSCS	PMVIV
Reinvested dividends	$323,028	2,928,276	15,069	-	13,936	78,623	2,663	200,644
Mortality and expense risk charges (note 2)	(329,572)	(2,044,710)	(19,221)	(12,283)	(27,139)	(142,796)	(54,152)	(75,356)

Net investment income (loss)	(6,544)	883,566	(4,152)	(12,283)	(13,203)	(64,173)	(51,489)	125,288

Realized gain (loss) on investments	385,524	4,763,733	21,338	20,447	98,868	859,008	59,043	(19,000)
Change in unrealized gain (loss) on investments	(7,960,195)	(21,604,484)	(242,035)	(115,632)	(670,483)	(3,226,384)	(1,215,541)	(205,081)

Net gain (loss) on investments	(7,574,671)	(16,840,751)	(220,697)	(95,185)	(571,615)	(2,367,376)	(1,156,498)	(224,081)

Reinvested capital gains	3,447,906	5,175,963	62,192	29,038	44,170	733,306	581,293	75,431

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,133,309)	(10,781,222)	(162,657)	(78,430)	(540,648)	(1,698,243)	(626,694)	(23,362)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD
Reinvested dividends	$271,724	113,564	246,880	580,585	49,190	162,304	256,801	1,172,823
Mortality and expense risk charges (note 2)	(143,995)	(50,908)	(209,240)	(316,126)	(39,989)	(52,822)	(72,527)	(328,848)

Net investment income (loss)	127,729	62,656	37,640	264,459	9,201	109,482	184,274	843,975

Realized gain (loss) on investments	363,239	(129,538)	(60,469)	(83,399)	(111,836)	(40,107)	(14,159)	(1,674,860)
Change in unrealized gain (loss) on investments	(1,126,462)	(208,264)	(161,941)	(935,957)	(289,539)	(332,060)	(460,824)	(306,657)

Net gain (loss) on investments	(763,223)	(337,802)	(222,410)	(1,019,356)	(401,375)	(372,167)	(474,983)	(1,981,517)

Reinvested capital gains	-	27,544	-	269,191	-	-	10,473	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(635,494)	(247,602)	(184,770)	(485,706)	(392,174)	(262,685)	(280,236)	(1,137,542)

Investment Activity:	PMUBA	PMVSTA	PMVFHV	GVGMNS	GVHQFA	GVSIA	GVMSAS	PIHYB2
Reinvested dividends	$106,207	88,795	20,683	5,365	103,968	2,314	2,209	13,338
Mortality and expense risk charges (note 2)	(57,374)	(50,006)	(18,482)	(11,924)	(72,424)	(6,690)	(225)	(4,361)

Net investment income (loss)	48,833	38,789	2,201	(6,559)	31,544	(4,376)	1,984	8,977

Realized gain (loss) on investments	4,473	8,308	(85,112)	12,572	(1,024)	(63,056)	(8)	(11,277)
Change in unrealized gain (loss) on investments	(75,616)	(48,759)	65,016	(70,816)	(27,021)	66,363	(4,482)	(14,009)

Net gain (loss) on investments	(71,143)	(40,451)	(20,096)	(58,244)	(28,045)	3,307	(4,490)	(25,286)

Reinvested capital gains	-	6,099	9,388	12,202	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(22,310)	4,437	(8,507)	(52,601)	3,499	(1,069)	(2,506)	(16,309)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL
Reinvested dividends	$-	705,841	7,419	9,793	9,566	-	-	-
Mortality and expense risk charges (note 2)	(4,132)	(311,033)	(24,905)	(45,807)	(64,118)	(6,735)	(89,416)	(120,051)

Net investment income (loss)	(4,132)	394,808	(17,486)	(36,014)	(54,552)	(6,735)	(89,416)	(120,051)

Realized gain (loss) on investments	(62,197)	(1,792,824)	(238,522)	(115,281)	162,505	(75,701)	120,479	(1,042,730)
Change in unrealized gain (loss) on investments	33,758	274,136	(114,515)	(508,520)	(738,626)	24,950	(494,925)	(522,762)

Net gain (loss) on investments	(28,439)	(1,518,688)	(353,037)	(623,801)	(576,121)	(50,751)	(374,446)	(1,565,492)

Reinvested capital gains	-	802,171	-	-	-	-	-	824,456

Net increase (decrease) in contract owners’ equity resulting from operations	$(32,571)	(321,709)	(370,523)	(659,815)	(630,673)	(57,486)	(463,862)	(861,087)

Investment Activity:	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT
Reinvested dividends	$23,187	-	13,409	95,388	21,610	-	6,133	-
Mortality and expense risk charges (note 2)	(35,689)	(108,693)	(76,830)	(62,332)	(88,715)	(156,438)	(115,322)	(38,236)

Net investment income (loss)	(12,502)	(108,693)	(63,421)	33,056	(67,105)	(156,438)	(109,189)	(38,236)

Realized gain (loss) on investments	(474,251)	622,461	(400,328)	(361)	259,787	(409,451)	64,127	(439,039)
Change in unrealized gain (loss) on investments	(281,060)	(905,227)	(282,329)	(648,255)	(719,301)	(262,342)	(1,142,507)	(393,634)

Net gain (loss) on investments	(755,311)	(282,766)	(682,657)	(648,616)	(459,514)	(671,793)	(1,078,380)	(832,673)

Reinvested capital gains	332,036	238,722	-	-	-	469,756	-	436,691

Net increase (decrease) in contract owners’ equity resulting from operations	$(435,777)	(152,737)	(746,078)	(615,560)	(526,619)	(358,475)	(1,187,569)	(434,218)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO
Reinvested dividends	$-	-	-	137,448	18,491	-	51,364	-
Mortality and expense risk charges (note 2)	(125,431)	(23,880)	(174,258)	(152,808)	(34,351)	(37,750)	(34,827)	(12,135)

Net investment income (loss)	(125,431)	(23,880)	(174,258)	(15,360)	(15,860)	(37,750)	16,537	(12,135)

Realized gain (loss) on investments	1,739,222	67,697	(225,160)	(440,654)	5,764	(497,733)	(394,492)	(15,843)
Change in unrealized gain (loss) on investments	(2,208,166)	(274,594)	(1,398,953)	(1,720,265)	(309,320)	(14,550)	(90,664)	(5,429)

Net gain (loss) on investments	(468,944)	(206,897)	(1,624,113)	(2,160,919)	(303,556)	(512,283)	(485,156)	(21,272)

Reinvested capital gains	383,965	-	1,079,074	-	40,528	-	243,204	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(210,410)	(230,777)	(719,297)	(2,176,279)	(278,888)	(550,033)	(225,415)	(33,407)

Investment Activity:	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN
Reinvested dividends	$-	-	-	-	-	21,973	10,357	-
Mortality and expense risk charges (note 2)	(54,219)	(9,291)	(4,034)	(2,778)	(157,652)	(7,727)	(18,363)	(83,557)

Net investment income (loss)	(54,219)	(9,291)	(4,034)	(2,778)	(157,652)	14,246	(8,006)	(83,557)

Realized gain (loss) on investments	324,083	96,963	34,451	(52,746)	1,279,444	(73,686)	(100,396)	(1,565,565)
Change in unrealized gain (loss) on investments	(713,082)	5,686	12,231	(1,114)	(1,822,844)	(60,985)	43,539	(504,015)

Net gain (loss) on investments	(388,999)	102,649	46,682	(53,860)	(543,400)	(134,671)	(56,857)	(2,069,580)

Reinvested capital gains	237,030	-	-	-	214,599	-	-	1,729,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(206,188)	93,358	42,648	(56,638)	(486,453)	(120,425)	(64,863)	(423,490)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	PROUTL	PVEIB	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD
Reinvested dividends	$83,601	26,651	-	-	13,292	18,628	-	50,349
Mortality and expense risk charges (note 2)	(84,003)	(50,996)	(70,783)	(100,807)	(38,274)	(57,658)	(135,197)	(23,730)

Net investment income (loss)	(402)	(24,345)	(70,783)	(100,807)	(24,982)	(39,030)	(135,197)	26,619

Realized gain (loss) on investments	(315,661)	57,535	(139,743)	7,919	91,227	170,441	764,414	155,650
Change in unrealized gain (loss) on investments	151,615	(706,835)	(326,157)	(1,892,460)	(555,054)	(960,018)	(1,640,268)	(358,291)

Net gain (loss) on investments	(164,046)	(649,300)	(465,900)	(1,884,541)	(463,827)	(789,577)	(875,854)	(202,641)

Reinvested capital gains	126,021	170,940	-	962,472	679	69,784	24,426	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,427)	(502,705)	(536,683)	(1,022,876)	(488,130)	(758,823)	(986,625)	(176,022)

Investment Activity:	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB
Reinvested dividends	$40,170	18,126	-	51,589	120,816	7,463	50,241	76,343
Mortality and expense risk charges (note 2)	(83,615)	(129,106)	(65,985)	(143,824)	(60,413)	(27,798)	(90,640)	(62,297)

Net investment income (loss)	(43,445)	(110,980)	(65,985)	(92,235)	60,403	(20,335)	(40,399)	14,046

Realized gain (loss) on investments	(445,566)	(1,626,046)	(119,539)	602,047	(665,386)	(263,018)	313,195	(533,003)
Change in unrealized gain (loss) on investments	(551,068)	(1,383,067)	(446,905)	(3,269,670)	(1,342,831)	(147,213)	(1,024,667)	318,705

Net gain (loss) on investments	(996,634)	(3,009,113)	(566,444)	(2,667,623)	(2,008,217)	(410,231)	(711,472)	(214,298)

Reinvested capital gains	202,657	2,086,914	152,365	-	-	-	-	4,744

Net increase (decrease) in contract owners’ equity resulting from operations	$(837,422)	(1,033,179)	(480,064)	(2,759,858)	(1,947,814)	(430,566)	(751,871)	(195,508)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(183,136)	(84,021)	(42,534)	(12,701)	(2,423)	(5,044)	(10,260)	(13,455)

Net investment income (loss)	(183,136)	(84,021)	(42,534)	(12,701)	(2,423)	(5,044)	(10,260)	(13,455)

Realized gain (loss) on investments	1,211,402	814,434	188,074	51,572	12,717	(29,082)	36,022	(26,291)
Change in unrealized gain (loss) on investments	(1,370,018)	(975,689)	76,254	(31,197)	5,489	27,356	54,775	43,249

Net gain (loss) on investments	(158,616)	(161,255)	264,328	20,375	18,206	(1,726)	90,797	16,958

Reinvested capital gains	167,618	104,861	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,134)	(140,415)	221,794	7,674	15,783	(6,770)	80,537	3,503

Investment Activity:	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF
Reinvested dividends	$-	9,766	8,699	-	-	-	17,483	334,766
Mortality and expense risk charges (note 2)	(14,967)	(48,734)	(49,837)	(76,304)	(389,827)	(352,439)	(150,172)	(107,830)

Net investment income (loss)	(14,967)	(38,968)	(41,138)	(76,304)	(389,827)	(352,439)	(132,689)	226,936

Realized gain (loss) on investments	(358,465)	55,195	(205,579)	8,176	5,617,711	2,383,484	(84,625)	(2,236,604)
Change in unrealized gain (loss) on investments	(62,119)	(588,827)	(1,240,931)	(281,617)	(12,515,629)	(3,810,553)	(1,653,282)	412,027

Net gain (loss) on investments	(420,584)	(533,632)	(1,446,510)	(273,441)	(6,897,918)	(1,427,069)	(1,737,907)	(1,824,577)

Reinvested capital gains	185,109	82,914	833,975	-	4,791,185	967,148	642,869	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(250,442)	(489,686)	(653,673)	(349,745)	(2,496,560)	(812,360)	(1,227,727)	(1,597,641)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV
Reinvested dividends	$62,131	497	-	19,557	-	179,398	-	-
Mortality and expense risk charges (note 2)	(76,007)	(54,932)	(56,453)	(372,774)	(474,230)	(381,965)	(167,414)	(126,136)

Net investment income (loss)	(13,876)	(54,435)	(56,453)	(353,217)	(474,230)	(202,567)	(167,414)	(126,136)

Realized gain (loss) on investments	(6,971)	209,124	(487,692)	2,013,788	1,745,534	606,104	630,997	(1,058,380)
Change in unrealized gain (loss) on investments	(467,311)	(504,405)	(472,517)	(8,366,748)	(6,265,555)	(6,623,721)	(2,648,451)	(1,711,133)

Net gain (loss) on investments	(474,282)	(295,281)	(960,209)	(6,352,960)	(4,520,021)	(6,017,617)	(2,017,454)	(2,769,513)

Reinvested capital gains	-	-	193,475	2,460,653	2,434,375	2,040,097	740,757	1,229,363

Net increase (decrease) in contract owners’ equity resulting from operations	$(488,158)	(349,716)	(823,187)	(4,245,524)	(2,559,876)	(4,180,087)	(1,444,111)	(1,666,286)

Investment Activity:	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL
Reinvested dividends	$-	-	-	-	5,727	-	81,663	-
Mortality and expense risk charges (note 2)	(178,260)	(119,548)	(17,801)	(175,976)	(11,789)	(63,705)	(63,720)	(4,861)

Net investment income (loss)	(178,260)	(119,548)	(17,801)	(175,976)	(6,062)	(63,705)	17,943	(4,861)

Realized gain (loss) on investments	451,030	161,348	110,848	1,546,491	20,212	(30)	109,768	(59,250)
Change in unrealized gain (loss) on investments	(3,015,852)	(1,934,233)	6,190	(1,897,895)	(157,020)	(1,086,786)	(5,829)	(4,511)

Net gain (loss) on investments	(2,564,822)	(1,772,885)	117,038	(351,404)	(136,808)	(1,086,816)	103,939	(63,761)

Reinvested capital gains	240,897	-	-	301,621	16,025	174,235	22,175	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,502,185)	(1,892,433)	99,237	(225,759)	(126,845)	(976,286)	144,057	(68,622)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2018

Investment Activity:	GVFRB	RHYS	TRHS2	VVGGS	VWHAS	VWHA	VEEMS	WRASP
Reinvested dividends	$384,609	88,043	-	18,446	-	-	-	272,425
Mortality and expense risk charges (note 2)	(219,092)	(27,867)	(109,555)	(12,735)	(64,692)	(59,436)	(374)	(222,439)

Net investment income (loss)	165,517	60,176	(109,555)	5,711	(64,692)	(59,436)	(374)	49,986

Realized gain (loss) on investments	(108,423)	(71,583)	179,678	(85,356)	168,636	(4,980)	(67)	(445,993)
Change in unrealized gain (loss) on investments	(404,389)	(43,040)	(1,032,750)	(76,006)	(1,992,109)	(1,076,144)	(12,806)	(1,137,581)

Net gain (loss) on investments	(512,812)	(114,623)	(853,072)	(161,362)	(1,823,473)	(1,081,124)	(12,873)	(1,583,574)

Reinvested capital gains	-	-	627,924	-	-	-	-	592,764

Net increase (decrease) in contract owners’ equity resulting from operations	$(347,295)	(54,447)	(334,703)	(155,651)	(1,888,165)	(1,140,560)	(13,247)	(940,824)

Investment Activity:	WRENG
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(15,773)

Net investment income (loss)	(15,773)

Realized gain (loss) on investments	(59,831)
Change in unrealized gain (loss) on investments	(503,756)

Net gain (loss) on investments	(563,587)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(579,360)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	(Unaudited) Total		LPWHY2		LPVCA2		SBVI
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,306,036	100,363	158,025	134,086	(19,091)	(14,655)	3,898	1,236
Realized gain (loss) on investments	20,977,523	70,606,288	(42,268)	281,585	441	(2,894)	17,664	16,534
Change in unrealized gain (loss) on investments	(302,486,050)	97,010,352	(384,856)	(46,476)	(597,620)	51,639	(316,872)	150,076
Reinvested capital gains	98,331,179	47,494,344	-	-	245,369	193,003	114,138	52,091

Net increase (decrease) in contract owners’ equity resulting from operations	(180,871,312)	215,211,347	(269,099)	369,195	(370,901)	227,093	(181,172)	219,937

Equity transactions:
Purchase payments received from contract owners (note 3)	375,245,699	381,271,968	1,001,187	1,227,776	780,442	163,377	-	-
Transfers between funds	-	-	(892,217)	885,776	27,862	2,053,355	27,206	-
Redemptions (note 3)	(267,856,194)	(263,169,863)	(434,780)	(1,328,798)	(16,013)	(13,165)	(81,738)	(80,298)
Annuity benefits	(82,949)	(5,142)	(401)	-	-	-	-	-
Contract maintenance charges (note 2)	(33,590)	(18,044)	(119)	(87)	(41)	(27)	(911)	(909)
Contingent deferred sales charges (note 2)	(1,366,722)	(1,299,015)	(8,534)	(2,559)	(132)	(148)	-	-
Adjustments to maintain reserves	2,592	(35,745)	46	(237)	4	(31)	(3)	(18)

Net equity transactions	105,908,836	116,744,159	(334,818)	781,871	792,122	2,203,361	(55,446)	(81,225)

Net change in contract owners’ equity	(74,962,476)	331,955,506	(603,917)	1,151,066	421,221	2,430,454	(236,618)	138,712
Contract owners’ equity beginning of period	2,123,466,643	1,791,511,137	4,873,284	3,722,218	3,065,649	635,195	1,828,586	1,689,874

Contract owners’ equity end of period	$2,048,504,167	2,123,466,643	4,269,367	4,873,284	3,486,870	3,065,649	1,591,968	1,828,586

CHANGES IN UNITS:
Beginning units	173,787,091	160,372,405	444,473	363,716	288,030	68,796	106,884	111,959
Units purchased	457,960,578	510,269,353	210,962	860,074	128,864	221,999	1,561	-
Units redeemed	(449,549,772)	(496,854,667)	(245,826)	(779,317)	(54,523)	(2,765)	(4,977)	(5,075)

Ending units	182,197,897	173,787,091	409,609	444,473	362,371	288,030	103,468	106,884

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SBVSG2		DVMCSS		IVBRA2		AVIE2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(34,171)	(12,568)	(73,784)	(41,031)	(1,765)	108,469	12,736	2,454
Realized gain (loss) on investments	292,061	8,152	135,312	77,573	(8,020)	20,938	12,883	3,110
Change in unrealized gain (loss) on investments	(1,024,454)	185,568	(2,512,416)	764,936	(830,539)	(7,899)	(230,043)	77,415
Reinvested capital gains	428,979	28,758	1,016,668	86,106	447,699	249,929	9,239	-

Net increase (decrease) in contract owners’ equity resulting from operations	(337,585)	209,910	(1,434,220)	887,584	(392,625)	371,437	(195,185)	82,979

Equity transactions:
Purchase payments received from contract owners (note 3)	1,407,004	299,658	1,095,238	1,294,811	451,755	593,725	657,370	164,686
Transfers between funds	1,221,364	163,788	269,716	181,754	182,158	(577,596)	46,999	187,864
Redemptions (note 3)	(69,750)	(34,931)	(307,891)	(458,763)	(285,681)	(754,541)	(17,886)	(16,075)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(132)	(14)	(208)	(58)	(34)	(20)	(44)	(13)
Contingent deferred sales charges (note 2)	(51)	-	(1,972)	(3,924)	(336)	(4,038)	(125)	(4)
Adjustments to maintain reserves	28	(36)	(36)	(113)	98	(109)	3	(28)

Net equity transactions	2,558,463	428,465	1,054,847	1,013,707	347,960	(742,579)	686,317	336,430

Net change in contract owners’ equity	2,220,878	638,375	(379,373)	1,901,291	(44,665)	(371,142)	491,132	419,409
Contract owners’ equity beginning of period	1,404,228	765,853	7,555,041	5,653,750	4,545,579	4,916,721	697,477	278,068

Contract owners’ equity end of period	$3,625,106	1,404,228	7,175,668	7,555,041	4,500,914	4,545,579	1,188,609	697,477

CHANGES IN UNITS:
Beginning units	117,267	78,330	558,036	476,403	388,060	455,236	62,932	30,497
Units purchased	279,872	46,800	225,704	259,487	114,734	118,988	71,808	37,685
Units redeemed	(100,534)	(7,863)	(147,739)	(177,854)	(85,295)	(186,164)	(6,513)	(5,250)

Ending units	296,605	117,267	636,001	558,036	417,499	388,060	128,227	62,932

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	IVEW52		NO7TB		NOVPI2		NOTBBA
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,490)	(19,448)	(18,625)	(22,698)	16,942	(55,930)	256,489	205,108
Realized gain (loss) on investments	153,564	66,739	47,445	8,740	(132,383)	(156,340)	(25,188)	1,327,748
Change in unrealized gain (loss) on investments	(1,203,894)	713,078	(171,784)	167,558	(131,236)	251,130	(2,355,607)	(2,223,229)
Reinvested capital gains	163,488	126,115	-	-	-	-	325,440	1,107,437

Net increase (decrease) in contract owners’ equity resulting from operations	(890,332)	886,484	(142,964)	153,600	(246,677)	38,860	(1,798,866)	417,064

Equity transactions:
Purchase payments received from contract owners (note 3)	1,842,930	2,336,267	3,305	15,150	48,535	198,811	923,105	1,022,669
Transfers between funds	165,332	215,429	(469,796)	(5,966)	(841,976)	(830,878)	(966,099)	337,177
Redemptions (note 3)	(207,935)	(85,254)	(225,390)	(65,081)	(496,976)	(1,098,938)	(3,384,985)	(3,529,717)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(692)	(158)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,091)	(350)	(12,183)	(413)	(3,329)	(2,895)	(23,813)	(3,797)
Adjustments to maintain reserves	7	(61)	-	(54)	34	(184)	(411)	(108)

Net equity transactions	1,798,551	2,465,873	(704,064)	(56,364)	(1,293,712)	(1,734,084)	(3,452,203)	(2,173,776)

Net change in contract owners’ equity	908,219	3,352,357	(847,028)	97,236	(1,540,389)	(1,695,224)	(5,251,069)	(1,756,712)
Contract owners’ equity beginning of period	7,343,553	3,991,196	1,888,646	1,791,410	5,920,755	7,615,979	26,210,106	27,966,818

Contract owners’ equity end of period	$8,251,772	7,343,553	1,041,618	1,888,646	4,380,366	5,920,755	20,959,037	26,210,106

CHANGES IN UNITS:
Beginning units	587,646	373,806	178,486	183,811	586,180	756,697	2,526,208	2,727,517
Units purchased	313,828	315,964	3,788	10,541	21,078	38,293	904,406	967,024
Units redeemed	(174,302)	(102,124)	(73,201)	(15,866)	(151,939)	(208,810)	(1,241,235)	(1,168,333)

Ending units	727,172	587,646	109,073	178,486	455,319	586,180	2,189,379	2,526,208

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ALVBWB		ALVIVB		AAEIP3		ARLPE3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,646	(945)	505	-	9,821	12,756	70,968	24,346
Realized gain (loss) on investments	14,210	1,654	(319)	-	47,712	192,121	209,967	82,538
Change in unrealized gain (loss) on investments	(153,101)	126,000	(25,301)	-	(759,833)	(282,311)	(565,847)	196,974
Reinvested capital gains	72,902	5,758	-	-	-	-	5,051	-

Net increase (decrease) in contract owners’ equity resulting from operations	(63,343)	132,467	(25,115)	-	(702,300)	(77,434)	(279,861)	303,858

Equity transactions:
Purchase payments received from contract owners (note 3)	4,689	9,313	120,441	-	257,835	396,861	222,275	217,034
Transfers between funds	(73,838)	262,096	54,228	-	(20,345)	(99,340)	(311,190)	476,110
Redemptions (note 3)	(122,377)	(409,489)	(977)	-	(249,362)	(414,749)	(189,308)	(77,218)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(69)	(48)	(41)	(18)
Contingent deferred sales charges (note 2)	(2,021)	-	-	-	(2,359)	(2,760)	(748)	(421)
Adjustments to maintain reserves	(5)	(49)	(11)	-	(13)	(165)	11	(136)

Net equity transactions	(193,552)	(138,129)	173,681	-	(14,313)	(120,201)	(279,001)	615,351

Net change in contract owners’ equity	(256,895)	(5,662)	148,566	-	(716,613)	(197,635)	(558,862)	919,209
Contract owners’ equity beginning of period	991,289	996,951	-	-	3,279,599	3,477,234	2,167,984	1,248,775

Contract owners’ equity end of period	$734,394	991,289	148,566	-	2,562,986	3,279,599	1,609,122	2,167,984

CHANGES IN UNITS:
Beginning units	68,932	78,745	-	-	345,432	358,668	165,617	117,739
Units purchased	16,126	24,897	19,650	-	173,823	197,535	89,017	104,577
Units redeemed	(30,030)	(34,710)	(259)	-	(181,842)	(210,771)	(112,204)	(56,699)

Ending units	55,028	68,932	19,391	-	337,413	345,432	142,430	165,617

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	ACVIG		ACVIP2		ACVU1		ACVV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$52,626	78,620	157,977	142,033	(13,849)	(9,512)	5,620	15,190
Realized gain (loss) on investments	516,327	482,139	(121,615)	(74,044)	178,302	36,722	981,787	1,904,711
Change in unrealized gain (loss) on investments	(2,574,487)	949,667	(548,443)	179,305	(282,955)	217,259	(2,877,202)	(614,415)
Reinvested capital gains	930,684	226,912	-	-	121,886	54,432	864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,074,850)	1,737,338	(512,081)	247,294	3,384	298,901	(1,888,931)	1,305,486

Equity transactions:
Purchase payments received from contract owners (note 3)	81,673	228,172	1,167,428	2,048,208	-	-	240,378	493,058
Transfers between funds	2,666,121	(856,752)	(1,453,081)	578,581	67,876	(3,917)	(4,321,955)	(4,381,214)
Redemptions (note 3)	(834,296)	(1,557,833)	(1,499,582)	(1,369,398)	(69,376)	(89,445)	(1,924,149)	(2,339,601)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(55)	(32)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,890)	(6,138)	(10,518)	(8,325)	-	-	(4,602)	(9,376)
Adjustments to maintain reserves	(16)	(249)	43	(269)	1	(24)	(34)	(153)

Net equity transactions	1,910,592	(2,192,800)	(1,795,765)	1,248,765	(1,499)	(93,386)	(6,010,362)	(6,237,286)

Net change in contract owners’ equity	835,742	(455,462)	(2,307,846)	1,496,059	1,885	205,515	(7,899,293)	(4,931,800)
Contract owners’ equity beginning of period	10,656,962	11,112,424	12,407,961	10,911,902	1,181,385	975,870	18,927,420	23,859,220

Contract owners’ equity end of period	$11,492,704	10,656,962	10,100,115	12,407,961	1,183,270	1,181,385	11,028,127	18,927,420

CHANGES IN UNITS:
Beginning units	870,056	1,076,663	1,186,025	1,071,068	87,915	94,836	1,589,424	2,147,337
Units purchased	482,375	259,895	289,229	964,441	67,376	28,018	656,079	631,126
Units redeemed	(329,533)	(466,502)	(471,731)	(849,484)	(66,821)	(34,939)	(1,211,788)	(1,189,039)

Ending units	1,022,898	870,056	1,003,523	1,186,025	88,470	87,915	1,033,715	1,589,424

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMVGS4		AMVI4		AMVBC4		AMVNW4
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(77,495)	(42,049)	40,819	15,647	184,226	105,466	(16,141)	(1,065)
Realized gain (loss) on investments	67,533	(209,113)	112,083	26,556	28,994	92,404	66,154	75,079
Change in unrealized gain (loss) on investments	(987,566)	1,124,180	(1,608,144)	523,858	(3,613,313)	895,309	(1,690,099)	476,193
Reinvested capital gains	258,354	-	324,954	26,702	1,236,515	315,526	203,302	-

Net increase (decrease) in contract owners’ equity resulting from operations	(739,174)	873,018	(1,130,288)	592,763	(2,163,578)	1,408,705	(1,436,784)	550,207

Equity transactions:
Purchase payments received from contract owners (note 3)	1,100,644	1,137,391	3,738,194	2,429,770	9,380,990	4,919,717	6,315,625	2,319,087
Transfers between funds	531,086	22,103	26,412	76,019	631,647	(128,368)	430,947	45,541
Redemptions (note 3)	(423,038)	(171,193)	(121,826)	(48,266)	(633,221)	(137,114)	(171,656)	(75,088)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(120)	(27)	(263)	(117)	(514)	(259)	(140)	(59)
Contingent deferred sales charges (note 2)	(829)	(697)	(4)	(95)	(7,004)	(705)	(24)	(100)
Adjustments to maintain reserves	4	(198)	28	(51)	7	(66)	(16)	(33)

Net equity transactions	1,207,747	987,379	3,642,541	2,457,260	9,371,905	4,653,205	6,574,736	2,289,348

Net change in contract owners’ equity	468,573	1,860,397	2,512,253	3,050,023	7,208,327	6,061,910	5,137,952	2,839,555
Contract owners’ equity beginning of period	5,000,982	3,140,585	4,207,780	1,157,757	12,347,413	6,285,503	4,078,377	1,238,822

Contract owners’ equity end of period	$5,469,555	5,000,982	6,720,033	4,207,780	19,555,740	12,347,413	9,216,329	4,078,377

CHANGES IN UNITS:
Beginning units	353,136	275,505	354,380	127,026	951,787	559,287	331,584	128,536
Units purchased	244,018	232,619	609,986	304,331	1,191,802	608,237	761,958	295,275
Units redeemed	(158,982)	(154,988)	(303,798)	(76,977)	(470,234)	(215,737)	(211,961)	(92,227)

Ending units	438,172	353,136	660,568	354,380	1,673,355	951,787	881,581	331,584

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	AMVCB4		BRVHY3		BRVTR3		BRVED3
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$189,108	122,576	320,705	239,708	25,064	11,141	31,171	19,594
Realized gain (loss) on investments	189,410	48,352	(99,986)	159,978	(12,014)	(7,738)	118,967	169,561
Change in unrealized gain (loss) on investments	(1,579,370)	825,955	(622,840)	(114,617)	(38,616)	7,427	(1,309,055)	255,807
Reinvested capital gains	27,465	-	-	-	-	-	516,734	334,952

Net increase (decrease) in contract owners’ equity resulting from operations	(1,173,387)	996,883	(402,121)	285,069	(25,566)	10,830	(642,183)	779,914

Equity transactions:
Purchase payments received from contract owners (note 3)	3,833,508	2,676,302	3,527,748	2,435,573	1,138,342	287,226	44,189	697,325
Transfers between funds	1,092,673	1,017,526	(3,507,880)	1,213,005	114,979	1,329,241	653,931	2,825,470
Redemptions (note 3)	(1,279,778)	(665,157)	(192,344)	(1,056,402)	(144,843)	(67,463)	(294,430)	(262,759)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(509)	(423)	(379)	(125)	(74)	(46)	(78)	(10)
Contingent deferred sales charges (note 2)	(6,040)	(1,124)	(215)	(21)	(2,126)	(2,215)	(3,004)	(4,088)
Adjustments to maintain reserves	22	(173)	22	148	6	(33)	(14)	(77)

Net equity transactions	3,639,876	3,026,951	(173,048)	2,592,178	1,106,284	1,546,710	400,594	3,255,861

Net change in contract owners’ equity	2,466,489	4,023,834	(575,169)	2,877,247	1,080,718	1,557,540	(241,589)	4,035,775
Contract owners’ equity beginning of period	11,572,472	7,548,638	9,214,718	6,337,471	2,120,898	563,358	6,657,428	2,621,653

Contract owners’ equity end of period	$14,038,961	11,572,472	8,639,549	9,214,718	3,201,616	2,120,898	6,415,839	6,657,428

CHANGES IN UNITS:
Beginning units	1,066,106	774,341	835,402	608,034	210,802	57,049	520,013	235,495
Units purchased	840,523	528,935	644,592	1,203,824	217,692	189,077	193,840	477,791
Units redeemed	(497,897)	(237,170)	(662,714)	(976,456)	(104,461)	(35,324)	(165,707)	(193,273)

Ending units	1,408,732	1,066,106	817,280	835,402	324,033	210,802	548,146	520,013

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MLVGA3		BRVDA3		CLVHY2		CLVQF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(177,701)	(46,906)	(4,480)	6,282	63,053	7,717	(27,038)	(3,045)
Realized gain (loss) on investments	(377,823)	(513,716)	92,916	7,027	(72,466)	(379)	(4,821)	(79)
Change in unrealized gain (loss) on investments	(3,159,396)	3,544,519	(164,744)	85,082	(48,882)	(5,898)	(179,613)	35,758
Reinvested capital gains	1,201,902	352,811	12,154	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,513,018)	3,336,708	(64,154)	98,391	(58,295)	1,440	(211,472)	32,634

Equity transactions:
Purchase payments received from contract owners (note 3)	940,717	2,293,023	-	162,909	205,326	412,848	1,674,728	1,337,475
Transfers between funds	(1,784,261)	96,677	28,916	177,149	386,127	125,599	(14,553)	127,064
Redemptions (note 3)	(2,339,630)	(3,510,446)	(55,063)	(109,341)	(23,296)	(10,844)	(68,750)	(25,393)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(165)	(73)	-	-	(13)	-	(55)	-
Contingent deferred sales charges (note 2)	(6,381)	(8,463)	(17)	(15)	-	-	-	-
Adjustments to maintain reserves	(30)	(259)	13	(55)	11	(10)	(25)	(21)

Net equity transactions	(3,189,750)	(1,129,541)	(26,151)	230,647	568,155	527,593	1,591,345	1,439,125

Net change in contract owners’ equity	(5,702,768)	2,207,167	(90,305)	329,038	509,860	529,033	1,379,873	1,471,759
Contract owners’ equity beginning of period	30,721,011	28,513,844	941,443	612,405	529,033	-	1,471,759	-

Contract owners’ equity end of period	$25,018,243	30,721,011	851,138	941,443	1,038,893	529,033	2,851,632	1,471,759

CHANGES IN UNITS:
Beginning units	2,218,348	2,311,445	84,130	62,139	51,790	-	145,404	-
Units purchased	231,631	444,028	55,900	40,021	216,083	58,034	257,072	211,177
Units redeemed	(469,338)	(537,125)	(58,850)	(18,030)	(160,437)	(6,244)	(93,392)	(65,773)

Ending units	1,980,641	2,218,348	81,180	84,130	107,436	51,790	309,084	145,404

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	CSCRS		DWVSVS		ETVFR		FQB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$8,768	40,287	(22,904)	(11,595)	406,466	190,316	93	105
Realized gain (loss) on investments	(44,491)	886	35,860	76,309	(12,514)	118,703	(3)	-
Change in unrealized gain (loss) on investments	(55,596)	(36,864)	(1,093,671)	98,551	(734,786)	(124,378)	(191)	39
Reinvested capital gains	-	-	233,671	65,924	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(91,319)	4,309	(847,044)	229,189	(340,834)	184,641	(101)	144

Equity transactions:
Purchase payments received from contract owners (note 3)	2,178	11,940	1,809,712	1,515,858	4,530,108	3,421,743	-	-
Transfers between funds	(128,660)	103,984	171,408	(73,572)	3,958,245	912,942	-	-
Redemptions (note 3)	(42,791)	(74,211)	(89,327)	(30,988)	(1,606,942)	(1,755,170)	-	-
Annuity benefits	-	-	-	-	(972)	-	-	-
Contract maintenance charges (note 2)	-	-	(137)	(72)	(227)	(110)	(7)	(8)
Contingent deferred sales charges (note 2)	-	(1,712)	(226)	(4)	(2,867)	(6,763)	-	-
Adjustments to maintain reserves	(14)	(62)	7	(64)	(2,275)	1,724	(12)	6

Net equity transactions	(169,287)	39,939	1,891,437	1,411,158	6,875,070	2,574,366	(19)	(2)

Net change in contract owners’ equity	(260,606)	44,248	1,044,393	1,640,347	6,534,236	2,759,007	(120)	142
Contract owners’ equity beginning of period	777,238	732,990	2,737,070	1,096,723	11,165,012	8,406,005	5,413	5,271

Contract owners’ equity end of period	$516,632	777,238	3,781,463	2,737,070	17,699,248	11,165,012	5,293	5,413

CHANGES IN UNITS:
Beginning units	132,501	125,124	209,290	92,656	1,064,001	816,617	300	300
Units purchased	93,779	65,458	260,975	167,602	2,216,320	1,414,763	-	-
Units redeemed	(125,094)	(58,081)	(118,191)	(50,968)	(1,573,695)	(1,167,379)	(1)	-

Ending units	101,186	132,501	352,074	209,290	1,706,626	1,064,001	299	300

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FC2		FAM2		FB2		FEI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(58,961)	(37,385)	(485)	1,156	31,926	29,349	62,864	(26,381)
Realized gain (loss) on investments	22,413	17,484	(30,685)	(14,107)	214,507	234,677	94,231	1,023,066
Change in unrealized gain (loss) on investments	(979,227)	840,701	(29,958)	11,068	(2,384,730)	509,383	(1,738,635)	9,187
Reinvested capital gains	580,377	349,447	16,810	63,394	720,187	191,759	524,904	282,898

Net increase (decrease) in contract owners’ equity resulting from operations	(435,398)	1,170,247	(44,318)	61,511	(1,418,110)	965,168	(1,056,636)	1,288,770

Equity transactions:
Purchase payments received from contract owners (note 3)	1,360	81,664	991	1,950	3,224,114	4,510,578	222,265	275,517
Transfers between funds	(360,203)	215,040	11,898	(31,414)	7,660,523	1,428,636	536,229	(1,981,821)
Redemptions (note 3)	(302,137)	(1,107,967)	(44,029)	(68,182)	(1,133,417)	(527,848)	(1,516,435)	(2,401,356)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(665)	(258)	-	-
Contingent deferred sales charges (note 2)	-	(2,578)	-	(1,107)	(8,311)	(1,527)	(10,083)	(31,930)
Adjustments to maintain reserves	(34)	(61)	(11)	(25)	35	(96)	22	(193)

Net equity transactions	(661,014)	(813,902)	(31,151)	(98,778)	9,742,279	5,409,485	(768,002)	(4,139,783)

Net change in contract owners’ equity	(1,096,412)	356,345	(75,469)	(37,267)	8,324,169	6,374,653	(1,824,638)	(2,851,013)
Contract owners’ equity beginning of period	6,488,907	6,132,562	517,922	555,189	10,533,134	4,158,481	11,262,432	14,113,445

Contract owners’ equity end of period	$5,392,495	6,488,907	442,453	517,922	18,857,303	10,533,134	9,437,794	11,262,432

CHANGES IN UNITS:
Beginning units	525,400	595,707	38,626	46,733	895,955	405,804	943,635	1,313,407
Units purchased	13,935	71,222	23,760	2,955	1,140,441	660,407	203,379	798,418
Units redeemed	(65,326)	(141,529)	(26,994)	(11,062)	(334,590)	(170,256)	(269,443)	(1,168,190)

Ending units	474,009	525,400	35,392	38,626	1,701,806	895,955	877,571	943,635

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FGI2		FG2		FHI2		FIGBP2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(79,823)	(6,415)	(650,422)	(536,433)	131,987	223,695	77,984	44,770
Realized gain (loss) on investments	172,462	319,041	(227,752)	1,453,374	(285,023)	333,013	(43,989)	(2,956)
Change in unrealized gain (loss) on investments	(1,255,660)	382,242	(11,388,628)	6,393,894	(115,949)	(78,371)	(150,943)	15,471
Reinvested capital gains	374,444	133,864	7,856,097	3,031,312	-	-	31,433	10,749

Net increase (decrease) in contract owners’ equity resulting from operations	(788,577)	828,732	(4,410,705)	10,342,147	(268,985)	478,337	(85,515)	68,034

Equity transactions:
Purchase payments received from contract owners (note 3)	1,478,586	2,614,065	13,890,730	6,188,542	97,075	141,351	2,003,117	2,623,867
Transfers between funds	(344,975)	882,153	(17,057,463)	9,689,129	(2,567,947)	(3,446,163)	305,276	571,770
Redemptions (note 3)	(646,975)	(617,300)	(5,114,788)	(5,513,372)	(266,047)	(771,049)	(450,029)	(775,805)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(292)	(130)	(914)	(176)	-	-	(121)	(75)
Contingent deferred sales charges (note 2)	(13,426)	(14,211)	(57,951)	(64,449)	(727)	(3,150)	(463)	(3,952)
Adjustments to maintain reserves	(5)	(142)	104	(423)	45	(100)	(17)	(63)

Net equity transactions	472,913	2,864,435	(8,340,282)	10,299,251	(2,737,601)	(4,079,111)	1,857,763	2,415,742

Net change in contract owners’ equity	(315,664)	3,693,167	(12,750,987)	20,641,398	(3,006,586)	(3,600,774)	1,772,248	2,483,776
Contract owners’ equity beginning of period	7,075,353	3,382,186	57,890,751	37,249,353	5,454,513	9,055,287	4,637,941	2,154,165

Contract owners’ equity end of period	$6,759,689	7,075,353	45,139,764	57,890,751	2,447,927	5,454,513	6,410,189	4,637,941

CHANGES IN UNITS:
Beginning units	545,942	300,528	4,287,653	3,666,543	502,854	877,393	452,149	215,943
Units purchased	345,296	597,358	4,653,751	3,838,319	983,453	194,841	409,165	667,445
Units redeemed	(309,897)	(351,944)	(5,551,865)	(3,217,209)	(1,247,521)	(569,380)	(223,705)	(431,239)

Ending units	581,341	545,942	3,389,539	4,287,653	238,786	502,854	637,609	452,149

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FRESS2		FVSIS2		FEMS2		FTVIS2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$69,657	14,232	235,715	258,289	213	-	634,004	501,494
Realized gain (loss) on investments	(285,185)	(668)	(323,015)	409,236	(6,454)	-	237,661	(64,625)
Change in unrealized gain (loss) on investments	(314,301)	(52,765)	(461,558)	(89,690)	(32,948)	-	(1,967,436)	907,483
Reinvested capital gains	174,655	102,775	21,245	73,302	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(355,174)	63,574	(527,613)	651,137	(39,189)	-	(1,095,771)	1,344,352

Equity transactions:
Purchase payments received from contract owners (note 3)	1,081,264	1,338,204	1,054,003	2,313,925	104,397	-	1,002,736	2,751,087
Transfers between funds	36,278	73,418	506,500	1,732,613	238,021	-	1,168,790	1,745,749
Redemptions (note 3)	(137,178)	(57,453)	(1,754,835)	(2,168,520)	(3,416)	-	(2,395,129)	(1,730,080)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(218)	(177)	(287)	(208)	-	-	(245)	(97)
Contingent deferred sales charges (note 2)	(1,000)	(575)	(4,430)	(9,132)	-	-	(26,159)	(3,830)
Adjustments to maintain reserves	(24)	(49)	49	(181)	(33)	-	6	(246)

Net equity transactions	979,122	1,353,368	(199,000)	1,868,497	338,969	-	(250,001)	2,762,583

Net change in contract owners’ equity	623,948	1,416,942	(726,613)	2,519,634	299,780	-	(1,345,772)	4,106,935
Contract owners’ equity beginning of period	3,034,761	1,617,819	11,559,537	9,039,903	-	-	18,677,157	14,570,222

Contract owners’ equity end of period	$3,658,709	3,034,761	10,832,924	11,559,537	299,780	-	17,331,385	18,677,157

CHANGES IN UNITS:
Beginning units	272,613	148,880	1,071,626	887,744	-	-	1,547,679	1,307,754
Units purchased	294,145	204,817	1,134,714	1,735,718	60,064	-	464,298	598,590
Units redeemed	(210,702)	(81,084)	(1,160,095)	(1,551,836)	(23,668)	-	(492,110)	(358,665)

Ending units	356,056	272,613	1,046,245	1,071,626	36,396	-	1,519,867	1,547,679

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	FTVMD2		FTVGI2		FTVFA2		JPIGA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$70,519	26,791	(205,570)	(149,549)	72,036	61,547	(16,978)	1,392
Realized gain (loss) on investments	(138,283)	(202,422)	134,664	239,073	(44,806)	(35,637)	3,039	4,646
Change in unrealized gain (loss) on investments	(990,859)	218,520	198,156	(153,292)	(558,078)	206,053	(117,562)	80,570
Reinvested capital gains	97,071	465,597	-	39,419	96,859	175,759	7,905	38,361

Net increase (decrease) in contract owners’ equity resulting from operations	(961,552)	508,486	127,250	(24,349)	(433,989)	407,722	(123,596)	124,969

Equity transactions:
Purchase payments received from contract owners (note 3)	786,002	993,641	5,033,933	6,161,856	185,705	826,447	769,673	194,819
Transfers between funds	(949,516)	1,507,621	214,008	360,394	(81,813)	12,861	12,973	(4,960)
Redemptions (note 3)	(553,514)	(719,838)	(1,290,561)	(882,626)	(365,126)	(645,058)	(14,867)	(7,829)
Annuity benefits	-	-	(2,491)	-	-	-	-	-
Contract maintenance charges (note 2)	(44)	(47)	(589)	(365)	(147)	(90)	(25)	(15)
Contingent deferred sales charges (note 2)	(3,618)	(10,830)	(2,289)	(5,087)	(1,824)	(130)	(128)	-
Adjustments to maintain reserves	40	(214)	48	(183)	(73)	(66)	(10)	(13)

Net equity transactions	(720,650)	1,770,333	3,952,059	5,633,989	(263,278)	193,964	767,616	182,002

Net change in contract owners’ equity	(1,682,202)	2,278,819	4,079,309	5,609,640	(697,267)	601,686	644,020	306,971
Contract owners’ equity beginning of period	8,479,159	6,200,340	14,231,210	8,621,570	4,339,503	3,737,817	1,048,851	741,880

Contract owners’ equity end of period	$6,796,957	8,479,159	18,310,519	14,231,210	3,642,236	4,339,503	1,692,871	1,048,851

CHANGES IN UNITS:
Beginning units	634,363	496,721	1,476,886	901,438	264,369	252,098	91,508	74,694
Units purchased	122,168	350,909	966,494	1,350,661	27,569	76,925	83,939	19,962
Units redeemed	(177,922)	(213,267)	(562,363)	(775,213)	(43,619)	(64,654)	(15,784)	(3,148)

Ending units	578,609	634,363	1,881,017	1,476,886	248,319	264,369	159,663	91,508

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JPIIB2		JABS		JAMGS		JAFBS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(7,569)	12,292	37,064	12,603	(70,957)	(21,146)	63,058	50,004
Realized gain (loss) on investments	2,355	1,435	166,652	21,344	283,889	33,338	(33,158)	2,175
Change in unrealized gain (loss) on investments	(39,584)	23,338	(501,628)	485,770	(930,931)	544,114	(127,840)	12,048
Reinvested capital gains	1,004	4,303	151,221	6,254	308,404	231,730	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,794)	41,368	(146,691)	525,971	(409,595)	788,036	(97,940)	64,227

Equity transactions:
Purchase payments received from contract owners (note 3)	429,661	137,617	1,995,275	2,143,113	2,393,478	1,619,342	219,874	831,723
Transfers between funds	(65,142)	(13,659)	499,432	499,551	288,176	531,987	139,756	21,043
Redemptions (note 3)	(2,566)	(589)	(138,695)	(145,284)	(184,695)	(73,895)	(91,152)	(117,008)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	-	(193)	(95)	(377)	(306)	(99)	(109)
Contingent deferred sales charges (note 2)	-	-	(599)	(269)	(590)	(236)	(629)	(307)
Adjustments to maintain reserves	(14)	(8)	20	(57)	(33)	(43)	(5)	(39)

Net equity transactions	361,913	123,361	2,355,240	2,496,959	2,495,959	2,076,849	267,745	735,303

Net change in contract owners’ equity	318,119	164,729	2,208,549	3,022,930	2,086,364	2,864,885	169,805	799,530
Contract owners’ equity beginning of period	525,849	361,120	5,055,302	2,032,372	5,205,967	2,341,082	3,893,991	3,094,461

Contract owners’ equity end of period	$843,968	525,849	7,263,851	5,055,302	7,292,331	5,205,967	4,063,796	3,893,991

CHANGES IN UNITS:
Beginning units	47,073	35,656	426,456	200,293	386,442	218,334	379,665	308,197
Units purchased	81,226	13,145	304,694	262,067	383,022	202,736	108,970	141,446
Units redeemed	(48,025)	(1,728)	(112,968)	(35,904)	(218,282)	(34,628)	(82,838)	(69,978)

Ending units	80,274	47,073	618,182	426,456	551,182	386,442	405,797	379,665

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	JAGTS		LZREMS		LOVTRC		LOVSDC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(9,662)	(20,995)	124,256	68,504	94,077	53,625	163,938	122,415
Realized gain (loss) on investments	592,455	73,878	720,593	289,840	(15,351)	(35,547)	(36,593)	2,465
Change in unrealized gain (loss) on investments	(1,300,693)	705,227	(3,992,580)	2,299,364	(157,928)	48,633	(122,265)	(79,612)
Reinvested capital gains	226,424	159,466	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(491,476)	917,576	(3,147,731)	2,657,708	(79,202)	66,711	5,080	45,268

Equity transactions:
Purchase payments received from contract owners (note 3)	3,076,197	1,967,745	2,601,393	3,139,010	795,092	1,155,729	2,630,267	2,054,779
Transfers between funds	1,417,795	119,711	1,960,959	1,224,215	122,548	384,957	(238,743)	512,845
Redemptions (note 3)	(140,908)	(36,316)	(1,316,214)	(907,803)	(144,389)	(243,329)	(883,639)	(1,047,056)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(503)	(258)	(349)	(240)	(65)	(60)	(193)	(145)
Contingent deferred sales charges (note 2)	(1,291)	(120)	(2,720)	(11,172)	(290)	(1,511)	(52)	-
Adjustments to maintain reserves	9	(63)	23	(343)	-	(118)	12	(60)

Net equity transactions	4,351,299	2,050,699	3,243,092	3,443,667	772,896	1,295,668	1,507,652	1,520,363

Net change in contract owners’ equity	3,859,823	2,968,275	95,361	6,101,375	693,694	1,362,379	1,512,732	1,565,631
Contract owners’ equity beginning of period	4,453,103	1,484,828	14,984,496	8,883,121	3,759,228	2,396,849	5,220,955	3,655,324

Contract owners’ equity end of period	$8,312,926	4,453,103	15,079,857	14,984,496	4,452,922	3,759,228	6,733,687	5,220,955

CHANGES IN UNITS:
Beginning units	274,974	131,313	1,365,738	1,022,688	359,520	236,073	511,301	361,756
Units purchased	436,510	183,725	858,227	771,376	113,246	313,700	362,960	409,185
Units redeemed	(196,744)	(40,064)	(516,846)	(428,326)	(37,333)	(190,253)	(214,869)	(259,640)

Ending units	514,740	274,974	1,707,119	1,365,738	435,433	359,520	659,392	511,301

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MNCPS2		MV3MVS		MVBRES		MVGTAS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$1,452	3,935	(12,991)	(79)	380	4,678	(22,029)	36,062
Realized gain (loss) on investments	45,088	19,848	27,755	13,481	27,726	19,304	(7,330)	(31,808)
Change in unrealized gain (loss) on investments	(340,144)	72,192	(682,494)	143,021	(463,178)	264,869	(200,701)	224,664
Reinvested capital gains	122,586	28,355	208,371	60,377	199,556	42,064	94,189	6,256

Net increase (decrease) in contract owners’ equity resulting from operations	(171,018)	124,330	(459,359)	216,800	(235,516)	330,915	(135,871)	235,174

Equity transactions:
Purchase payments received from contract owners (note 3)	1,017,856	1,042,146	1,265,841	921,555	381,668	399,639	154,916	115,223
Transfers between funds	89,390	314,137	124,190	243,694	162,689	(130,208)	(697,601)	(152,294)
Redemptions (note 3)	(137,006)	(70,885)	(37,176)	(112,312)	(96,707)	(108,281)	(201,521)	(366,378)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(130)	(35)	(96)	(45)	(41)	(59)	(13)	-
Contingent deferred sales charges (note 2)	(3,776)	-	(563)	(184)	-	(412)	(491)	(1,347)
Adjustments to maintain reserves	(21)	(27)	12	(34)	(1)	(24)	(30)	(87)

Net equity transactions	966,313	1,285,336	1,352,208	1,052,674	447,608	160,655	(744,740)	(404,883)

Net change in contract owners’ equity	795,295	1,409,666	892,849	1,269,474	212,092	491,570	(880,611)	(169,709)
Contract owners’ equity beginning of period	2,179,055	769,389	2,418,880	1,149,406	2,075,832	1,584,262	2,647,545	2,817,254

Contract owners’ equity end of period	$2,974,350	2,179,055	3,311,729	2,418,880	2,287,924	2,075,832	1,766,934	2,647,545

CHANGES IN UNITS:
Beginning units	180,730	70,314	202,203	107,689	169,998	154,555	216,134	251,334
Units purchased	149,855	154,809	146,541	118,086	52,094	45,402	37,643	24,384
Units redeemed	(74,161)	(44,393)	(31,694)	(23,572)	(16,010)	(29,959)	(100,394)	(59,584)

Ending units	256,424	180,730	317,050	202,203	206,082	169,998	153,383	216,134

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MVUSC		MVIVSC		MGRFV		MSGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,107)	36,145	(8,287)	19,649	(30,241)	(44,325)	107,554	39,179
Realized gain (loss) on investments	12,123	27,246	222,712	152,981	195,985	(16,814)	(122,949)	(31,447)
Change in unrealized gain (loss) on investments	(28,439)	68,055	(2,250,902)	1,310,390	80,335	99,888	(805,654)	271,051
Reinvested capital gains	6,557	-	180,209	7,061	45,526	-	258,752	238,292

Net increase (decrease) in contract owners’ equity resulting from operations	(13,866)	131,446	(1,856,268)	1,490,081	291,605	38,749	(562,297)	517,075

Equity transactions:
Purchase payments received from contract owners (note 3)	407,645	569,904	10,987,361	2,600,414	507,798	980,009	1,429,133	1,703,050
Transfers between funds	(40,047)	(64,261)	58,340	709,804	60,840	(267,899)	(1,471,175)	402,651
Redemptions (note 3)	(63,245)	(25,194)	(216,261)	(501,738)	(363,762)	(279,740)	(436,639)	(453,309)
Annuity benefits	-	-	-	-	(949)	-	-	-
Contract maintenance charges (note 2)	(84)	(73)	(314)	(206)	(70)	(35)	(235)	(140)
Contingent deferred sales charges (note 2)	(244)	(217)	(686)	(285)	(1,574)	(1,051)	(2,365)	(5,929)
Adjustments to maintain reserves	1	(53)	10	(83)	-	(114)	11	(212)

Net equity transactions	304,026	480,106	10,828,450	2,807,906	202,283	431,170	(481,270)	1,646,111

Net change in contract owners’ equity	290,160	611,552	8,972,182	4,297,987	493,888	469,919	(1,043,567)	2,163,186
Contract owners’ equity beginning of period	1,455,825	844,273	8,974,206	4,676,219	3,671,054	3,201,135	6,725,481	4,562,295

Contract owners’ equity end of period	$1,745,985	1,455,825	17,946,388	8,974,206	4,164,942	3,671,054	5,681,914	6,725,481

CHANGES IN UNITS:
Beginning units	139,076	91,233	713,454	466,163	364,743	322,387	592,022	446,629
Units purchased	83,654	72,452	1,339,192	364,070	352,029	156,544	207,091	357,640
Units redeemed	(55,553)	(24,609)	(459,611)	(116,779)	(327,154)	(114,188)	(250,177)	(212,247)

Ending units	167,177	139,076	1,593,035	713,454	389,618	364,743	548,936	592,022

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MSEMB		MSVGT2		VKVGR2		DTRTFB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$458,750	344,714	(6,673)	(6,966)	276,283	125,591	18,623	-
Realized gain (loss) on investments	(32,393)	(1,030)	26,941	14,490	(30,301)	48,391	88	-
Change in unrealized gain (loss) on investments	(1,314,863)	299,629	(216,024)	189,977	(1,717,665)	807,375	(9,889)	-
Reinvested capital gains	-	-	73,670	24,435	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(888,506)	643,313	(122,086)	221,936	(1,471,683)	981,357	8,822	-

Equity transactions:
Purchase payments received from contract owners (note 3)	2,626,178	3,415,089	164,247	82,071	3,856,708	4,198,853	634,890	-
Transfers between funds	(832,479)	(77,069)	(323,396)	116,586	(980,176)	(1,219,343)	1,318,710	-
Redemptions (note 3)	(648,182)	(883,578)	(130,326)	(169,383)	(675,895)	(1,175,774)	(25,186)	-
Annuity benefits	(741)	-	-	-	(1,111)	-	-	-
Contract maintenance charges (note 2)	(370)	(225)	(15)	(5)	(513)	(303)	-	-
Contingent deferred sales charges (note 2)	(3,581)	(5,166)	(221)	(161)	(1,884)	(10,292)	-	-
Adjustments to maintain reserves	32	(298)	(26)	(116)	34	(314)	(25)	-

Net equity transactions	1,140,857	2,448,753	(289,737)	28,992	2,197,163	1,792,827	1,928,389	-

Net change in contract owners’ equity	252,351	3,092,066	(411,823)	250,928	725,480	2,774,184	1,937,211	-
Contract owners’ equity beginning of period	10,549,686	7,457,620	1,767,940	1,517,012	14,022,593	11,248,409	-	-

Contract owners’ equity end of period	$10,802,037	10,549,686	1,356,117	1,767,940	14,748,073	14,022,593	1,937,211	-

CHANGES IN UNITS:
Beginning units	836,569	642,260	141,790	139,046	1,081,412	942,836	-	-
Units purchased	347,471	468,825	22,281	36,680	494,407	510,001	233,181	-
Units redeemed	(254,656)	(274,516)	(45,915)	(33,936)	(326,565)	(371,425)	(41,239)	-

Ending units	929,384	836,569	118,156	141,790	1,249,254	1,081,412	191,942	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVBX		NVIX		NAMGI2		NAMAA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$314,038	261,351	427,203	441,765	790	2,232	8,163	15,176
Realized gain (loss) on investments	(456,914)	(76,068)	1,068,236	338,680	284,862	2,956	22,506	122,408
Change in unrealized gain (loss) on investments	(232,085)	45,298	(6,117,577)	2,697,326	(555,566)	317,597	(305,441)	81,441
Reinvested capital gains	11,503	25,858	-	-	141,825	2,509	116,578	19,200

Net increase (decrease) in contract owners’ equity resulting from operations	(363,458)	256,439	(4,622,138)	3,477,771	(128,089)	325,294	(158,194)	238,225

Equity transactions:
Purchase payments received from contract owners (note 3)	5,548,613	7,438,038	8,002,019	10,213,856	1,885,443	1,003,706	885,671	1,317,324
Transfers between funds	(3,552,276)	889,655	(2,527,179)	7,136,055	(791,824)	(117)	75,718	(678,794)
Redemptions (note 3)	(944,789)	(1,301,165)	(2,001,098)	(1,531,335)	(68,012)	(9,662)	(104,413)	(4,232)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(504)	(274)	(496)	(137)	(166)	(99)	(78)	(15)
Contingent deferred sales charges (note 2)	(3,461)	(3,570)	(5,220)	(8,708)	-	-	(22)	-
Adjustments to maintain reserves	(8)	(188)	90	(363)	8	(12)	15	(6)

Net equity transactions	1,047,575	7,022,496	3,468,116	15,809,368	1,025,449	993,816	856,891	634,277

Net change in contract owners’ equity	684,117	7,278,935	(1,154,022)	19,287,139	897,360	1,319,110	698,697	872,502
Contract owners’ equity beginning of period	22,847,993	15,569,058	28,299,288	9,012,149	2,416,690	1,097,580	1,947,455	1,074,953

Contract owners’ equity end of period	$23,532,110	22,847,993	27,145,266	28,299,288	3,314,050	2,416,690	2,646,152	1,947,455

CHANGES IN UNITS:
Beginning units	2,234,188	1,551,608	2,422,837	950,900	192,241	105,135	162,181	103,920
Units purchased	1,011,966	1,728,703	1,439,069	2,326,394	164,217	135,615	81,639	129,867
Units redeemed	(916,011)	(1,046,123)	(1,139,529)	(854,457)	(83,363)	(48,509)	(9,478)	(71,606)

Ending units	2,330,143	2,234,188	2,722,377	2,422,837	273,095	192,241	234,342	162,181

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVAMV2		GVAAA2		GVABD2		GVAGG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$2,858	15,525	(123,554)	(132,377)	81,855	5,545	(123,638)	(17,843)
Realized gain (loss) on investments	33,448	18,331	725,814	161,379	(64,470)	(21,133)	159,446	37,456
Change in unrealized gain (loss) on investments	(504,257)	64,103	(8,706,752)	5,497,508	(126,871)	63,903	(3,171,578)	848,920
Reinvested capital gains	180,774	99,496	3,541,229	1,249,321	22,274	9,989	927,139	602,162

Net increase (decrease) in contract owners’ equity resulting from operations	(287,177)	197,455	(4,563,263)	6,775,831	(87,212)	58,304	(2,208,631)	1,470,695

Equity transactions:
Purchase payments received from contract owners (note 3)	266,833	1,129,762	12,132,419	11,975,556	3,109,448	2,127,620	10,863,715	4,686,874
Transfers between funds	(578,381)	117,682	(372,098)	9,854,482	(862,520)	71,123	(293,893)	823,348
Redemptions (note 3)	(53,326)	(63,855)	(5,117,103)	(4,930,952)	(141,971)	(791,807)	(356,985)	(512,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(118)	(121)	(1,266)	(668)	(143)	(102)	(389)	(210)
Contingent deferred sales charges (note 2)	(12)	-	(16,261)	(27,267)	(209)	(48)	(627)	(393)
Adjustments to maintain reserves	(10)	(51)	(14)	(489)	(7)	(38)	18	(89)

Net equity transactions	(365,014)	1,183,417	6,625,677	16,870,662	2,104,598	1,406,748	10,211,839	4,996,537

Net change in contract owners’ equity	(652,191)	1,380,872	2,062,414	23,646,493	2,017,386	1,465,052	8,003,208	6,467,232
Contract owners’ equity beginning of period	3,093,670	1,712,798	64,677,155	41,030,662	3,878,724	2,413,672	9,828,596	3,361,364

Contract owners’ equity end of period	$2,441,479	3,093,670	66,739,569	64,677,155	5,896,110	3,878,724	17,831,804	9,828,596

CHANGES IN UNITS:
Beginning units	254,148	150,830	3,953,360	2,870,103	374,678	237,886	789,133	349,659
Units purchased	39,226	142,278	1,460,397	1,784,973	414,470	376,959	1,353,687	684,015
Units redeemed	(69,264)	(38,960)	(1,076,593)	(701,716)	(207,694)	(240,167)	(547,715)	(244,541)

Ending units	224,110	254,148	4,337,164	3,953,360	581,454	374,678	1,595,105	789,133

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVAGR2		GVAGI2		HIBF		GEM
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(166,738)	(78,172)	(6,141)	31,243	138,826	160,698	(62,619)	15,201
Realized gain (loss) on investments	204,014	(3,147)	29,036	16,922	(159,747)	134,860	295,439	695,637
Change in unrealized gain (loss) on investments	(3,479,845)	1,316,635	(2,772,292)	458,631	(91,013)	(132,666)	(1,413,457)	670,289
Reinvested capital gains	2,278,587	892,727	1,608,217	825,726	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,163,982)	2,128,043	(1,141,180)	1,332,522	(111,934)	162,892	(1,180,637)	1,381,127

Equity transactions:
Purchase payments received from contract owners (note 3)	10,819,915	8,175,274	8,273,550	6,622,218	464,409	1,007,902	80,739	100,287
Transfers between funds	6,695	57,735	1,455,062	406,255	(489,620)	(228,963)	(2,526,814)	3,601,416
Redemptions (note 3)	(653,416)	(580,403)	(607,402)	(495,514)	(440,658)	(373,447)	(547,517)	(454,179)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(864)	(425)	(581)	(400)	(147)	(76)	-	-
Contingent deferred sales charges (note 2)	(6,750)	(131)	(4,763)	(3,311)	(516)	(26)	(1,982)	(928)
Adjustments to maintain reserves	(27)	(59)	(23)	(62)	10	(56)	25	(240)

Net equity transactions	10,165,553	7,651,991	9,115,843	6,529,186	(466,522)	405,334	(2,995,549)	3,246,356

Net change in contract owners’ equity	9,001,571	9,780,034	7,974,663	7,861,708	(578,456)	568,226	(4,176,186)	4,627,483
Contract owners’ equity beginning of period	14,517,233	4,737,199	11,780,813	3,919,105	3,545,289	2,977,063	7,648,180	3,020,697

Contract owners’ equity end of period	$23,518,804	14,517,233	19,755,476	11,780,813	2,966,833	3,545,289	3,471,994	7,648,180

CHANGES IN UNITS:
Beginning units	1,078,343	444,358	920,117	368,792	315,001	279,127	649,679	356,757
Units purchased	1,187,229	925,449	998,920	777,717	443,255	502,351	348,713	657,418
Units redeemed	(488,201)	(291,464)	(322,730)	(226,392)	(483,670)	(466,477)	(637,234)	(364,496)

Ending units	1,777,371	1,078,343	1,596,307	920,117	274,586	315,001	361,158	649,679

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GEM2		NVIE6		NVNMO2		NVNSR2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(16,285)	2,360	16,640	5,971	(30,293)	(11,471)	(4,257)	(1,128)
Realized gain (loss) on investments	47,476	11,247	27,311	4,297	153,931	74,141	262	(162)
Change in unrealized gain (loss) on investments	(451,093)	189,371	(405,196)	136,046	(704,034)	239,476	(193,221)	16,052
Reinvested capital gains	-	-	9,524	-	380,135	48,386	113,113	60,512

Net increase (decrease) in contract owners’ equity resulting from operations	(419,902)	202,978	(351,721)	146,314	(200,261)	350,532	(84,103)	75,274

Equity transactions:
Purchase payments received from contract owners (note 3)	2,226,037	1,095,888	1,222,653	832,184	534,081	1,460,372	99,595	480,775
Transfers between funds	(1,972,411)	210,243	(4,238)	1,469	(25,781)	1,209,282	229,433	19,732
Redemptions (note 3)	(32,099)	(8,018)	(73,058)	(12,732)	(261,500)	(209,591)	(15,420)	(8,035)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(33)	(15)	(58)	(31)	(39)	(3)	(10)	-
Contingent deferred sales charges (note 2)	(83)	(3)	(58)	(3)	(68)	-	-	-
Adjustments to maintain reserves	(9)	(19)	1	(21)	(14)	(20)	(24)	(7)

Net equity transactions	221,402	1,298,076	1,145,242	820,866	246,679	2,460,040	313,574	492,465

Net change in contract owners’ equity	(198,500)	1,501,054	793,521	967,180	46,418	2,810,572	229,471	567,739
Contract owners’ equity beginning of period	1,676,003	174,949	1,302,994	335,814	3,014,040	203,468	812,227	244,488

Contract owners’ equity end of period	$1,477,503	1,676,003	2,096,515	1,302,994	3,060,458	3,014,040	1,041,698	812,227

CHANGES IN UNITS:
Beginning units	133,227	19,341	114,103	36,909	222,396	18,479	65,533	23,129
Units purchased	237,385	129,695	176,946	96,179	177,249	300,187	27,034	43,890
Units redeemed	(226,283)	(15,809)	(73,150)	(18,985)	(159,149)	(96,270)	(2,271)	(1,486)

Ending units	144,329	133,227	217,899	114,103	240,496	222,396	90,296	65,533

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$33,847	(22,827)	101,045	49,069	82,277	11,079	70,420	51,406
Realized gain (loss) on investments	550,859	6,492	(176,797)	(250,448)	(494,371)	(240,750)	(148,745)	(217,762)
Change in unrealized gain (loss) on investments	(1,974,077)	888,065	(1,527,458)	929,926	(1,887,014)	1,192,128	(517,530)	515,183
Reinvested capital gains	256,890	636,437	645,903	606,050	751,525	958,006	73,296	273,845

Net increase (decrease) in contract owners’ equity resulting from operations	(1,132,481)	1,508,167	(957,307)	1,334,597	(1,547,583)	1,920,463	(522,559)	622,672

Equity transactions:
Purchase payments received from contract owners (note 3)	258,555	1,111,684	806,837	372,229	2,859,260	880,795	596,602	1,504,739
Transfers between funds	325,658	42,112	(368,066)	(97,389)	(522,059)	(491,488)	(432,509)	(942,085)
Redemptions (note 3)	(546,538)	(1,345,285)	(1,239,951)	(1,892,605)	(1,683,394)	(939,075)	(1,685,880)	(1,786,630)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(210)	(10)	(216)	(148)	(5)	(20)	(156)	(64)
Contingent deferred sales charges (note 2)	(3,795)	(1,166)	(1,505)	(15,949)	(22,919)	(31,971)	(12,488)	(2,429)
Adjustments to maintain reserves	(29)	(103)	12	(214)	23	(193)	32	(144)

Net equity transactions	33,641	(192,768)	(802,889)	(1,634,076)	630,906	(581,952)	(1,534,399)	(1,226,613)

Net change in contract owners’ equity	(1,098,840)	1,315,399	(1,760,196)	(299,479)	(916,677)	1,338,511	(2,056,958)	(603,941)
Contract owners’ equity beginning of period	9,540,347	8,224,948	13,513,238	13,812,717	15,705,564	14,367,053	13,779,403	14,383,344

Contract owners’ equity end of period	$8,441,507	9,540,347	11,753,042	13,513,238	14,788,887	15,705,564	11,722,445	13,779,403

CHANGES IN UNITS:
Beginning units	524,032	535,941	926,263	1,046,807	972,537	1,016,035	1,150,132	1,259,124
Units purchased	454,495	115,379	113,419	133,037	371,973	101,370	103,912	247,989
Units redeemed	(451,554)	(127,288)	(167,411)	(253,581)	(335,957)	(144,868)	(233,708)	(356,981)

Ending units	526,973	524,032	872,271	926,263	1,008,553	972,537	1,020,336	1,150,132

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVCMD2		NVCMA2		NVCMC2		NVCBD2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$114,387	18,448	10,875	(8,942)	36,609	36,081	56,197	47,154
Realized gain (loss) on investments	(172,271)	(1,199,816)	278,937	(57,419)	(167,707)	(62,914)	(29,563)	2,188
Change in unrealized gain (loss) on investments	(3,055,499)	2,874,279	(1,530,513)	994,565	(604,832)	343,100	(76,078)	17,022
Reinvested capital gains	1,128,700	1,594,718	430,359	901,113	278,105	362,695	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,984,683)	3,287,629	(810,342)	1,829,317	(457,825)	678,962	(49,444)	66,364

Equity transactions:
Purchase payments received from contract owners (note 3)	1,138,038	3,039,321	195,191	402,549	159,334	137,147	836,962	514,966
Transfers between funds	(815,879)	(5,332,915)	(1,396,001)	3,202,611	(9,518)	1,009,891	(212,034)	98,328
Redemptions (note 3)	(3,353,798)	(7,256,075)	(3,138,046)	(5,677,512)	(2,607,462)	(601,572)	(296,815)	(8,004)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(126)	(102)	(196)	(120)	(151)	(126)	(65)	(44)
Contingent deferred sales charges (note 2)	(7,272)	(27,623)	(14,195)	(8,555)	(3,118)	(1,063)	(73)	-
Adjustments to maintain reserves	(38)	(306)	(11)	(173)	(42)	(84)	7	(26)

Net equity transactions	(3,039,075)	(9,577,700)	(4,353,258)	(2,081,200)	(2,460,957)	544,193	327,982	605,220

Net change in contract owners’ equity	(5,023,758)	(6,290,071)	(5,163,600)	(251,883)	(2,918,782)	1,223,155	278,538	671,584
Contract owners’ equity beginning of period	26,126,415	32,416,486	11,557,440	11,809,323	9,357,076	8,133,921	2,708,853	2,037,269

Contract owners’ equity end of period	$21,102,657	26,126,415	6,393,840	11,557,440	6,438,294	9,357,076	2,987,391	2,708,853

CHANGES IN UNITS:
Beginning units	1,700,995	2,370,957	676,199	806,643	687,470	646,126	256,980	199,123
Units purchased	208,927	268,321	120,400	358,821	59,543	98,787	106,967	88,348
Units redeemed	(412,636)	(938,283)	(377,575)	(489,265)	(244,116)	(57,443)	(74,852)	(30,491)

Ending units	1,497,286	1,700,995	419,024	676,199	502,897	687,470	289,095	256,980

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVLCP2		TRF		TRF2		GBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$49,266	29,221	(7,356)	(8,811)	(950)	(1,279)	35,057	32,671
Realized gain (loss) on investments	(105,609)	(32,571)	267,113	503,067	28,612	46,893	(188,617)	(214,560)
Change in unrealized gain (loss) on investments	(98,505)	167,372	(375,610)	38,977	(30,357)	26,139	42,339	200,494
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(154,848)	164,022	(115,853)	533,233	(2,695)	71,753	(111,221)	18,605

Equity transactions:
Purchase payments received from contract owners (note 3)	313,822	170,757	15,652	12,893	80,914	161,117	15,274	47,149
Transfers between funds	(424,304)	(2,308,891)	(1,706,722)	1,634,784	19,429	(324,348)	(348,975)	(1,866,568)
Redemptions (note 3)	(1,119,295)	(1,651,383)	(225,478)	(319,088)	(70,217)	(4,939)	(948,737)	(1,788,460)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(28)	(25)	-	-	(80)	(63)	-	-
Contingent deferred sales charges (note 2)	(438)	(4,123)	(66)	(20)	-	-	(7,811)	(2,928)
Adjustments to maintain reserves	(10)	(150)	(12)	(79)	(21)	-	(27)	(147)

Net equity transactions	(1,230,253)	(3,793,815)	(1,916,626)	1,328,490	30,025	(168,233)	(1,290,276)	(3,610,954)

Net change in contract owners’ equity	(1,385,101)	(3,629,793)	(2,032,479)	1,861,723	27,330	(96,480)	(1,401,497)	(3,592,349)
Contract owners’ equity beginning of period	5,705,067	9,334,860	3,908,621	2,046,898	367,583	464,063	6,751,367	10,343,716

Contract owners’ equity end of period	$4,319,966	5,705,067	1,876,142	3,908,621	394,913	367,583	5,349,870	6,751,367

CHANGES IN UNITS:
Beginning units	518,627	870,990	277,662	172,307	29,423	44,266	675,408	1,042,731
Units purchased	186,081	402,646	132,472	722,449	11,844	20,226	296,412	916,101
Units redeemed	(302,639)	(755,009)	(275,809)	(617,094)	(9,214)	(35,069)	(428,638)	(1,283,424)

Ending units	402,069	518,627	134,325	277,662	32,053	29,423	543,182	675,408

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GBF2		GVIDA		NVDBL2		NVDCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$52,834	8,569	844	18,111	46,494	41,571	112,042	56,036
Realized gain (loss) on investments	(26,472)	(7,084)	14,243	51,738	76,847	(1,217)	97,017	6,293
Change in unrealized gain (loss) on investments	13,235	2,159	(1,316,096)	392,031	(936,607)	359,851	(2,414,544)	463,398
Reinvested capital gains	-	-	583,823	445,011	333,685	157,012	896,448	330,806

Net increase (decrease) in contract owners’ equity resulting from operations	39,597	3,644	(717,186)	906,891	(479,581)	557,217	(1,309,037)	856,533

Equity transactions:
Purchase payments received from contract owners (note 3)	466,106	730,128	244,281	1,179,394	1,828,210	963,361	1,781,090	1,861,060
Transfers between funds	2,541,261	(285,725)	(36,862)	344,233	308,907	591,426	6,796,640	2,823,557
Redemptions (note 3)	(15,085)	(10,331)	(289,702)	(480,431)	(1,569,117)	(411,858)	(2,017,830)	(350,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(130)	(74)	(274)	(150)	(198)	(153)	(429)	(55)
Contingent deferred sales charges (note 2)	(225)	-	(88)	(3,645)	(7,957)	(1,534)	(1,307)	(2,068)
Adjustments to maintain reserves	1	(43)	48	(155)	7	(110)	27	(138)

Net equity transactions	2,991,928	433,955	(82,597)	1,039,246	559,852	1,141,132	6,558,191	4,332,345

Net change in contract owners’ equity	3,031,525	437,599	(799,783)	1,946,137	80,271	1,698,349	5,249,154	5,188,878
Contract owners’ equity beginning of period	1,202,942	765,343	7,028,836	5,082,699	6,983,659	5,285,310	9,588,941	4,400,063

Contract owners’ equity end of period	$4,234,467	1,202,942	6,229,053	7,028,836	7,063,930	6,983,659	14,838,095	9,588,941

CHANGES IN UNITS:
Beginning units	120,964	77,350	553,230	466,597	601,345	498,988	789,291	410,422
Units purchased	339,114	81,616	49,678	165,801	216,197	157,710	756,922	508,040
Units redeemed	(29,513)	(38,002)	(56,846)	(79,168)	(170,748)	(55,353)	(231,731)	(129,171)

Ending units	430,565	120,964	546,062	553,230	646,794	601,345	1,314,482	789,291

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVIDC		GVIDM		GVDMA		GVDMC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$109,769	74,357	363,162	306,710	116,774	88,569	145,413	143,087
Realized gain (loss) on investments	(55,520)	80,150	(75,891)	(233,278)	(39,073)	65,511	(30,298)	(231,336)
Change in unrealized gain (loss) on investments	(817,691)	121,199	(9,818,401)	2,173,592	(4,527,181)	1,120,779	(2,473,607)	718,463
Reinvested capital gains	297,751	302,933	5,118,747	3,230,877	2,230,064	1,169,970	1,222,381	853,948

Net increase (decrease) in contract owners’ equity resulting from operations	(465,691)	578,639	(4,412,383)	5,477,901	(2,219,416)	2,444,829	(1,136,111)	1,484,162

Equity transactions:
Purchase payments received from contract owners (note 3)	4,339,762	3,330,856	16,132,182	12,520,632	5,554,593	5,228,272	2,882,143	4,902,642
Transfers between funds	452,451	(402,768)	(11,731,350)	6,020,594	(552,806)	176,382	537,170	2,053,266
Redemptions (note 3)	(3,775,106)	(2,208,576)	(3,164,912)	(4,560,675)	(843,796)	(1,935,351)	(2,620,165)	(3,567,504)
Annuity benefits	-	-	(5,203)	(5,142)	-	-	(11,768)	-
Contract maintenance charges (note 2)	(238)	(179)	(1,793)	(1,192)	(1,432)	(500)	(638)	(373)
Contingent deferred sales charges (note 2)	(2,050)	(2,920)	(5,233)	(6,789)	(4,235)	(3,889)	(3,786)	(2,283)
Adjustments to maintain reserves	12	(164)	(25)	(251)	9	(266)	125	(281)

Net equity transactions	1,014,831	716,249	1,223,666	13,967,177	4,152,333	3,464,648	783,081	3,385,467

Net change in contract owners’ equity	549,140	1,294,888	(3,188,717)	19,445,078	1,932,917	5,909,477	(353,030)	4,869,629
Contract owners’ equity beginning of period	15,217,663	13,922,775	61,965,423	42,520,345	20,533,358	14,623,881	22,854,686	17,985,057

Contract owners’ equity end of period	$15,766,803	15,217,663	58,776,706	61,965,423	22,466,275	20,533,358	22,501,656	22,854,686

CHANGES IN UNITS:
Beginning units	1,415,301	1,352,080	5,176,800	3,963,445	1,644,988	1,352,219	2,012,077	1,708,962
Units purchased	818,508	480,838	1,945,330	2,237,583	708,098	605,203	469,227	811,182
Units redeemed	(725,081)	(417,617)	(1,856,593)	(1,024,228)	(380,735)	(312,434)	(418,716)	(508,067)

Ending units	1,508,728	1,415,301	5,265,537	5,176,800	1,972,351	1,644,988	2,062,588	2,012,077

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	MCIF		SAM		NVMIG6		GVDIV2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$75,546	(5,749)	5	(522)	(24,592)	(23,954)	156,783	67,209
Realized gain (loss) on investments	604,719	284,237	-	-	28,920	(45,324)	301,792	15,620
Change in unrealized gain (loss) on investments	(8,378,079)	1,306,073	-	-	(1,659,370)	1,211,371	(1,686,529)	1,135,824
Reinvested capital gains	2,962,847	1,375,406	1	-	464,965	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,734,967)	2,959,967	6	(522)	(1,190,077)	1,142,093	(1,227,954)	1,218,653

Equity transactions:
Purchase payments received from contract owners (note 3)	10,088,501	11,331,546	-	-	210,447	248,803	367,436	187,970
Transfers between funds	(1,533,622)	2,010,668	(27,206)	-	(834,813)	845,347	(52,448)	442,969
Redemptions (note 3)	(1,312,599)	(1,551,907)	-	-	(626,462)	(618,898)	(1,246,720)	(857,919)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(621)	(283)	(24)	(25)	(5)	-	(17)	(8)
Contingent deferred sales charges (note 2)	(8,413)	(9,633)	-	-	(582)	(3,860)	(4,032)	(4,122)
Adjustments to maintain reserves	14	(418)	1	(6)	(43)	(163)	34	(276)

Net equity transactions	7,233,260	11,779,973	(27,229)	(31)	(1,251,458)	471,229	(935,747)	(231,386)

Net change in contract owners’ equity	2,498,293	14,739,940	(27,223)	(553)	(2,441,535)	1,613,322	(2,163,701)	987,267
Contract owners’ equity beginning of period	29,986,686	15,246,746	59,194	59,747	6,507,926	4,894,604	7,149,841	6,162,574

Contract owners’ equity end of period	$32,484,979	29,986,686	31,971	59,194	4,066,391	6,507,926	4,986,140	7,149,841

CHANGES IN UNITS:
Beginning units	2,265,493	1,319,288	6,516	6,519	426,714	397,851	682,118	710,285
Units purchased	1,554,144	2,088,310	-	-	82,877	178,669	128,318	190,883
Units redeemed	(1,021,390)	(1,142,105)	(2,999)	(3)	(186,553)	(149,806)	(227,210)	(219,050)

Ending units	2,798,247	2,265,493	3,517	6,516	323,038	426,714	583,226	682,118

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(126,975)	(110,646)	(27,569)	(30,234)	(1,460)	(1,345)	(140,205)	(93,697)
Realized gain (loss) on investments	462,336	(283,490)	57,342	118,357	(1,358)	(413)	726,451	463,828
Change in unrealized gain (loss) on investments	(2,067,224)	1,940,583	(2,590,464)	772,728	(24,472)	19,463	(3,210,213)	691,105
Reinvested capital gains	1,221,591	319,763	1,086,883	542,001	19,294	5,038	1,735,696	320,676

Net increase (decrease) in contract owners’ equity resulting from operations	(510,272)	1,866,210	(1,473,808)	1,402,852	(7,996)	22,743	(888,271)	1,381,912

Equity transactions:
Purchase payments received from contract owners (note 3)	370,259	334,994	126,101	719,135	-	-	1,193,749	716,422
Transfers between funds	(90,450)	(624,673)	165,076	(3,040,960)	-	(3,442)	344,794	2,297,594
Redemptions (note 3)	(913,353)	(1,218,669)	(1,239,531)	(1,119,912)	(5,938)	(5,020)	(835,064)	(853,270)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(67)	(45)	(12)	(14)	-	-	(102)	(56)
Contingent deferred sales charges (note 2)	(1,022)	(6,077)	(5,685)	(8,407)	-	-	(5,325)	(1,712)
Adjustments to maintain reserves	(17)	(329)	(62)	(228)	22	(45)	25	(230)

Net equity transactions	(634,650)	(1,514,799)	(954,113)	(3,450,386)	(5,916)	(8,507)	698,077	2,158,748

Net change in contract owners’ equity	(1,144,922)	351,411	(2,427,921)	(2,047,534)	(13,912)	14,236	(190,194)	3,540,660
Contract owners’ equity beginning of period	8,201,857	7,850,446	11,339,335	13,386,869	102,458	88,222	7,963,423	4,422,763

Contract owners’ equity end of period	$7,056,935	8,201,857	8,911,414	11,339,335	88,546	102,458	7,773,229	7,963,423

CHANGES IN UNITS:
Beginning units	373,917	456,845	582,611	774,134	3,395	3,684	373,996	260,056
Units purchased	157,111	196,766	120,850	193,891	-	-	611,318	441,629
Units redeemed	(193,306)	(279,694)	(177,462)	(385,414)	(204)	(289)	(589,034)	(327,689)

Ending units	337,722	373,917	525,999	582,611	3,191	3,395	396,280	373,996

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVMMV2		SCGF		SCGF2		SCVF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(28,454)	(46,259)	(107,902)	(64,412)	(16,038)	(7,229)	(33,396)	(55,925)
Realized gain (loss) on investments	57,842	584,375	628,594	247,183	106,934	(10,034)	99,789	427,778
Change in unrealized gain (loss) on investments	(2,690,762)	187,051	(1,852,200)	665,026	(472,235)	147,154	(1,513,526)	(290,804)
Reinvested capital gains	1,404,107	516,558	797,011	31,943	190,990	5,619	691,749	208,382

Net increase (decrease) in contract owners’ equity resulting from operations	(1,257,267)	1,241,725	(534,497)	879,740	(190,349)	135,510	(755,384)	289,431

Equity transactions:
Purchase payments received from contract owners (note 3)	355,784	1,261,084	84,774	109,079	677,425	525,940	48,667	95,356
Transfers between funds	(362,038)	(1,611,173)	510,566	2,413,197	(64,639)	69,077	(108,564)	(852,765)
Redemptions (note 3)	(906,233)	(1,731,235)	(664,997)	(571,428)	(31,196)	(88,102)	(462,110)	(1,117,507)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(162)	(146)	-	-	(73)	(56)	-	-
Contingent deferred sales charges (note 2)	(2,914)	(8,750)	(6,016)	(2,749)	(5)	-	(1,752)	(3,259)
Adjustments to maintain reserves	120	(452)	(1)	(172)	26	(53)	29	(263)

Net equity transactions	(915,443)	(2,090,672)	(75,674)	1,947,927	581,538	506,806	(523,730)	(1,878,438)

Net change in contract owners’ equity	(2,172,710)	(848,947)	(610,171)	2,827,667	391,189	642,316	(1,279,114)	(1,589,007)
Contract owners’ equity beginning of period	10,091,732	10,940,679	5,389,604	2,561,937	1,079,398	437,082	4,602,224	6,191,231

Contract owners’ equity end of period	$7,919,022	10,091,732	4,779,433	5,389,604	1,470,587	1,079,398	3,323,110	4,602,224

CHANGES IN UNITS:
Beginning units	441,461	537,974	378,111	220,195	91,578	45,722	347,227	502,461
Units purchased	153,334	326,795	816,645	725,054	124,786	59,052	100,353	159,108
Units redeemed	(191,727)	(423,308)	(826,485)	(567,138)	(78,803)	(13,196)	(141,121)	(314,342)

Ending units	403,068	441,461	368,271	378,111	137,561	91,578	306,459	347,227

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	SCVF2		SCF		SCF2		MSBF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(12,294)	(7,419)	(65,062)	(63,215)	(15,585)	(10,108)	185,738	367,269
Realized gain (loss) on investments	(5,486)	30,672	100,872	(56,280)	6,980	1,334	(303,488)	94,212
Change in unrealized gain (loss) on investments	(670,727)	18,055	(1,709,815)	334,575	(660,512)	62,808	(380,334)	(73,115)
Reinvested capital gains	319,765	48,468	1,067,482	330,035	410,274	92,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(368,742)	89,776	(606,523)	545,115	(258,843)	146,277	(498,084)	388,366

Equity transactions:
Purchase payments received from contract owners (note 3)	722,335	732,237	40,072	150,688	304,004	177,180	3,045,196	2,434,885
Transfers between funds	(4,504)	(65,872)	879,407	744,711	167,433	761,200	2,027,877	2,595,321
Redemptions (note 3)	(86,522)	(37,213)	(496,125)	(738,107)	(5,502)	(5,295)	(1,321,947)	(1,124,623)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(63)	(39)	-	-	(49)	(20)	(193)	(131)
Contingent deferred sales charges (note 2)	(26)	-	(3,651)	(3,650)	(20)	(3)	(3,617)	(10,394)
Adjustments to maintain reserves	(9)	(10)	(28)	(121)	20	(45)	6	(226)

Net equity transactions	631,211	629,103	419,675	153,521	465,886	933,017	3,747,322	3,894,832

Net change in contract owners’ equity	262,469	718,879	(186,848)	698,636	207,043	1,079,294	3,249,238	4,283,198
Contract owners’ equity beginning of period	1,358,132	639,253	4,889,568	4,190,932	1,374,346	295,052	11,358,802	7,075,604

Contract owners’ equity end of period	$1,620,601	1,358,132	4,702,720	4,889,568	1,581,389	1,374,346	14,608,040	11,358,802

CHANGES IN UNITS:
Beginning units	110,595	55,859	356,726	342,415	110,348	26,607	1,077,375	706,336
Units purchased	118,188	85,568	168,329	173,735	57,841	86,643	1,186,040	1,141,275
Units redeemed	(67,541)	(30,832)	(126,478)	(159,424)	(20,815)	(2,902)	(828,883)	(770,236)

Ending units	161,242	110,595	398,577	356,726	147,374	110,348	1,434,532	1,077,375

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSTB2		NVOLG2		NVTIV3		EIF2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$161,158	19,581	(62,489)	(49,861)	10,692	8,662	24,635	19,177
Realized gain (loss) on investments	(134,579)	30,004	51,034	(111,786)	3,022	2,808	59,726	5,413
Change in unrealized gain (loss) on investments	(96,061)	(22,841)	(1,122,390)	1,070,872	(218,575)	105,977	(668,568)	97,011
Reinvested capital gains	-	-	761,596	109,903	11,234	-	288,327	-

Net increase (decrease) in contract owners’ equity resulting from operations	(69,482)	26,744	(372,249)	1,019,128	(193,627)	117,447	(295,880)	121,601

Equity transactions:
Purchase payments received from contract owners (note 3)	2,813,483	3,993,274	1,443,247	1,481,261	204,545	271,007	2,194,029	699,764
Transfers between funds	2,428,395	(4,063,914)	808,709	1,210,096	41,283	82,069	(31,066)	133,664
Redemptions (note 3)	(1,725,052)	(1,262,845)	(603,894)	(676,489)	(18,331)	(14,334)	(55,465)	(14,905)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(104)	(52)	(185)	(111)	(47)	(25)	(326)	(5)
Contingent deferred sales charges (note 2)	(1,537)	(5,494)	(721)	(4,353)	(31)	(79)	(421)	-
Adjustments to maintain reserves	27	(324)	(1)	(143)	(3)	(20)	(10)	(29)

Net equity transactions	3,515,212	(1,339,355)	1,647,155	2,010,261	227,416	338,618	2,106,741	818,489

Net change in contract owners’ equity	3,445,730	(1,312,611)	1,274,906	3,029,389	33,789	456,065	1,810,861	940,090
Contract owners’ equity beginning of period	13,378,603	14,691,214	6,445,896	3,416,507	882,492	426,427	1,287,578	347,488

Contract owners’ equity end of period	$16,824,333	13,378,603	7,720,802	6,445,896	916,281	882,492	3,098,439	1,287,578

CHANGES IN UNITS:
Beginning units	1,349,905	1,490,755	511,554	339,792	81,789	47,947	103,855	32,618
Units purchased	1,187,475	1,072,962	353,002	305,551	40,642	39,476	238,338	84,998
Units redeemed	(833,451)	(1,213,812)	(233,563)	(133,789)	(20,593)	(5,634)	(68,894)	(13,761)

Ending units	1,703,929	1,349,905	630,993	511,554	101,838	81,789	273,299	103,855

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVRE2		NVMM2		NVLM2		NVLCA2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$27,734	15,507	(450,688)	(2,049,387)	(2,509)	(6,443)	15,131	16,282
Realized gain (loss) on investments	(32,040)	(126,933)	-	-	145,127	108,749	190,650	(10,163)
Change in unrealized gain (loss) on investments	(210,755)	143,873	-	-	(972,493)	526,019	(895,719)	268,920
Reinvested capital gains	-	50,300	1,371	-	247,744	108,166	164,053	28,065

Net increase (decrease) in contract owners’ equity resulting from operations	(215,061)	82,747	(449,317)	(2,049,387)	(582,131)	736,491	(525,885)	303,104

Equity transactions:
Purchase payments received from contract owners (note 3)	1,008,005	814,922	29,636,647	68,723,009	643,306	463,152	759,691	364,392
Transfers between funds	568,607	(189,109)	99,484,189	(11,750,263)	(645,409)	(478,062)	883,152	992,882
Redemptions (note 3)	(163,188)	(435,627)	(83,771,410)	(44,983,285)	(253,249)	(238,067)	(234,463)	(433,660)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(118)	(76)	(601)	(671)	(25)	-	(16)	(8)
Contingent deferred sales charges (note 2)	(678)	(616)	(526,296)	(159,123)	(650)	(824)	(7)	(83)
Adjustments to maintain reserves	18	(203)	100	(1,590)	(42)	(43)	(10)	(72)

Net equity transactions	1,412,646	189,291	44,822,629	11,828,077	(256,069)	(253,844)	1,408,347	923,451

Net change in contract owners’ equity	1,197,585	272,038	44,373,312	9,778,690	(838,200)	482,647	882,462	1,226,555
Contract owners’ equity beginning of period	2,637,619	2,365,581	157,673,261	147,894,571	6,648,436	6,165,789	3,079,802	1,853,247

Contract owners’ equity end of period	$3,835,204	2,637,619	202,046,573	157,673,261	5,810,236	6,648,436	3,962,264	3,079,802

CHANGES IN UNITS:
Beginning units	216,204	203,791	17,578,319	16,351,457	492,304	512,774	210,763	148,001
Units purchased	286,703	231,564	108,215,197	101,431,783	109,239	90,633	228,461	125,921
Units redeemed	(171,828)	(219,151)	(103,212,670)	(100,204,921)	(127,773)	(111,103)	(132,481)	(63,159)

Ending units	331,079	216,204	22,580,846	17,578,319	473,770	492,304	306,743	210,763

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NCPG2		NCPGI2		IDPG2		IDPGI2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(3,380)	3,944	8,482	4,435	14,494	3,159	21,185	9,177
Realized gain (loss) on investments	72,763	3,192	27,009	6,650	121,451	82,915	1,684	7,752
Change in unrealized gain (loss) on investments	(306,798)	217,750	(186,088)	95,881	(503,294)	156,614	(344,987)	137,957
Reinvested capital gains	98,043	84,295	47,365	37,316	180,379	17,406	136,806	15,186

Net increase (decrease) in contract owners’ equity resulting from operations	(139,372)	309,181	(103,232)	144,282	(186,970)	260,094	(185,312)	170,072

Equity transactions:
Purchase payments received from contract owners (note 3)	450,627	139,684	7,307	478,627	1,552,162	269,467	1,063,755	118,449
Transfers between funds	(145,376)	13,560	(39,065)	(39,993)	87,691	(65,230)	75,741	263,296
Redemptions (note 3)	(1,148,280)	(35,376)	(164,566)	(231,709)	(645,896)	(1,165,906)	(41,440)	(118,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(82)	(66)	(17)	(16)	(75)	(15)	(30)	(33)
Contingent deferred sales charges (note 2)	-	(6)	(4,785)	(355)	(12,200)	(134)	(58)	(434)
Adjustments to maintain reserves	19	(64)	(22)	(60)	(5)	(45)	8	(45)

Net equity transactions	(843,092)	117,732	(201,148)	206,494	981,677	(961,863)	1,097,976	263,042

Net change in contract owners’ equity	(982,464)	426,913	(304,380)	350,776	794,707	(701,769)	912,664	433,114
Contract owners’ equity beginning of period	2,239,046	1,812,133	1,407,533	1,056,757	1,811,532	2,513,301	1,673,310	1,240,196

Contract owners’ equity end of period	$1,256,582	2,239,046	1,103,153	1,407,533	2,606,239	1,811,532	2,585,974	1,673,310

CHANGES IN UNITS:
Beginning units	190,845	179,311	122,015	104,486	151,732	242,882	144,064	119,999
Units purchased	55,324	23,293	33,497	75,606	161,461	41,245	97,815	34,874
Units redeemed	(129,342)	(11,759)	(51,487)	(58,077)	(77,892)	(132,395)	(3,886)	(10,809)

Ending units	116,827	190,845	104,025	122,015	235,301	151,732	237,993	144,064

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVSIX2		GVEX1		NVMGA2		NBARMS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,544)	(6,006)	883,566	781,753	(4,152)	2,999	(12,283)	(9,535)
Realized gain (loss) on investments	385,524	368,776	4,763,733	3,479,360	21,338	15,465	20,447	(680)
Change in unrealized gain (loss) on investments	(7,960,195)	911,822	(21,604,484)	12,629,692	(242,035)	136,564	(115,632)	53,583
Reinvested capital gains	3,447,906	600,233	5,175,963	2,766,937	62,192	-	29,038	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,133,309)	1,874,825	(10,781,222)	19,657,742	(162,657)	155,028	(78,430)	43,368

Equity transactions:
Purchase payments received from contract owners (note 3)	7,088,444	8,774,244	39,707,561	40,816,674	295,014	284,302	102,654	404,091
Transfers between funds	(3,944,759)	4,322,313	(4,973,261)	6,448,426	237,865	88,697	(520)	88,198
Redemptions (note 3)	(1,215,542)	(917,637)	(8,430,868)	(6,732,894)	(46,727)	(4,988)	(23,151)	(123,566)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(410)	(157)	(3,815)	(1,296)	(109)	(114)	(24)	(28)
Contingent deferred sales charges (note 2)	(8,599)	(9,232)	(35,379)	(41,988)	(1,089)	-	(274)	(135)
Adjustments to maintain reserves	85	(293)	50	(1,283)	54	(42)	(19)	(4)

Net equity transactions	1,919,219	12,169,238	26,264,288	40,487,639	485,008	367,855	78,666	368,556

Net change in contract owners’ equity	(2,214,090)	14,044,063	15,483,066	60,145,381	322,351	522,883	236	411,924
Contract owners’ equity beginning of period	25,842,608	11,798,545	139,702,422	79,557,041	1,278,461	755,578	962,498	550,574

Contract owners’ equity end of period	$23,628,518	25,842,608	155,185,488	139,702,422	1,600,812	1,278,461	962,734	962,498

CHANGES IN UNITS:
Beginning units	2,003,529	1,032,165	10,471,552	7,162,296	114,668	79,852	98,826	59,659
Units purchased	1,535,120	1,949,013	6,122,074	6,804,425	63,004	73,810	42,545	66,453
Units redeemed	(1,452,269)	(977,649)	(4,261,450)	(3,495,169)	(18,102)	(38,994)	(34,165)	(27,286)

Ending units	2,086,380	2,003,529	12,332,176	10,471,552	159,570	114,668	107,206	98,826

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	OVIGS		OVGSS		OVSCS		PMVIV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,203)	255	(64,173)	(51,994)	(51,489)	(15,122)	125,288	13,519
Realized gain (loss) on investments	98,868	4,212	859,008	572,480	59,043	109,230	(19,000)	6,208
Change in unrealized gain (loss) on investments	(670,483)	313,365	(3,226,384)	1,405,022	(1,215,541)	76,147	(205,081)	9,593
Reinvested capital gains	44,170	-	733,306	-	581,293	175,082	75,431	-

Net increase (decrease) in contract owners’ equity resulting from operations	(540,648)	317,832	(1,698,243)	1,925,508	(626,694)	345,337	(23,362)	29,320

Equity transactions:
Purchase payments received from contract owners (note 3)	1,003,503	656,898	4,866,919	1,200,847	1,278,386	1,431,210	6,632,569	1,058,390
Transfers between funds	(47,079)	(3,653)	(1,814,042)	3,486,459	138,454	181,150	1,166,910	2,233,891
Redemptions (note 3)	(59,985)	(31,522)	(977,145)	(934,374)	(100,650)	(385,250)	(347,775)	(117,284)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(72)	(33)	(44)	(28)	(138)	(136)	(76)	(4)
Contingent deferred sales charges (note 2)	(158)	-	(6,817)	(7,370)	(292)	(282)	(750)	(2)
Adjustments to maintain reserves	(18)	(55)	(105)	(182)	(24)	(60)	(685)	(297)

Net equity transactions	896,191	621,635	2,068,766	3,745,352	1,315,736	1,226,632	7,450,193	3,174,694

Net change in contract owners’ equity	355,543	939,467	370,523	5,670,860	689,042	1,571,969	7,426,831	3,204,014
Contract owners’ equity beginning of period	2,005,150	1,065,683	9,626,107	3,955,247	3,914,954	2,342,985	3,204,014	-

Contract owners’ equity end of period	$2,360,693	2,005,150	9,996,630	9,626,107	4,603,996	3,914,954	10,630,845	3,204,014

CHANGES IN UNITS:
Beginning units	175,012	116,297	621,009	341,754	334,053	225,010	308,774	-
Units purchased	140,161	72,441	621,984	685,375	183,328	205,995	1,428,059	372,790
Units redeemed	(56,061)	(13,726)	(497,583)	(406,120)	(73,282)	(96,952)	(706,153)	(64,016)

Ending units	259,112	175,012	745,410	621,009	444,099	334,053	1,030,680	308,774

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVAAD		PMVFAD		PMVLAD		PMVTRD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$127,729	304,049	62,656	6,217	37,640	(53,671)	264,459	135,757
Realized gain (loss) on investments	363,239	262,142	(129,538)	14,556	(60,469)	(24,406)	(83,399)	368,978
Change in unrealized gain (loss) on investments	(1,126,462)	563,824	(208,264)	130,484	(161,941)	31,673	(935,957)	317,619
Reinvested capital gains	-	-	27,544	-	-	-	269,191	-

Net increase (decrease) in contract owners’ equity resulting from operations	(635,494)	1,130,015	(247,602)	151,257	(184,770)	(46,404)	(485,706)	822,354

Equity transactions:
Purchase payments received from contract owners (note 3)	182,946	182,416	452,446	137,338	239,861	388,395	4,945,802	3,726,759
Transfers between funds	(1,687,037)	727,167	(597,379)	729,721	1,946,900	(2,443,327)	(416,672)	2,473,964
Redemptions (note 3)	(784,265)	(1,464,723)	(198,380)	(108,792)	(2,776,881)	(2,149,793)	(4,298,874)	(4,082,316)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(11)	(24)	(17)	-	-	(547)	(288)
Contingent deferred sales charges (note 2)	(3,204)	(1,305)	(3,725)	(250)	(14,639)	(9,027)	(8,463)	(9,667)
Adjustments to maintain reserves	(29)	(130)	(83)	32	(750)	965	(858)	908

Net equity transactions	(2,291,600)	(556,586)	(347,145)	758,032	(605,509)	(4,212,787)	220,388	2,109,360

Net change in contract owners’ equity	(2,927,094)	573,429	(594,747)	909,289	(790,279)	(4,259,191)	(265,318)	2,931,714
Contract owners’ equity beginning of period	10,211,903	9,638,474	2,316,528	1,407,239	15,417,902	19,677,093	24,056,923	21,125,209

Contract owners’ equity end of period	$7,284,809	10,211,903	1,721,781	2,316,528	14,627,623	15,417,902	23,791,605	24,056,923

CHANGES IN UNITS:
Beginning units	877,703	926,387	207,882	138,822	1,578,738	2,009,748	2,161,616	1,973,591
Units purchased	175,231	324,562	581,967	172,723	689,785	478,611	1,148,981	2,096,608
Units redeemed	(383,184)	(373,246)	(627,333)	(103,663)	(759,688)	(909,621)	(1,137,704)	(1,908,583)

Ending units	669,750	877,703	162,516	207,882	1,508,835	1,578,738	2,172,893	2,161,616

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMVRSD		PMVEBD		PMVGBD		PMVHYD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$9,201	271,914	109,482	144,882	184,274	15,986	843,975	1,114,436
Realized gain (loss) on investments	(111,836)	(162,609)	(40,107)	95,593	(14,159)	181,873	(1,674,860)	582,549
Change in unrealized gain (loss) on investments	(289,539)	(113,071)	(332,060)	60,722	(460,824)	184,177	(306,657)	(386,182)
Reinvested capital gains	-	-	-	-	10,473	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(392,174)	(3,766)	(262,685)	301,197	(280,236)	382,036	(1,137,542)	1,310,803

Equity transactions:
Purchase payments received from contract owners (note 3)	169,304	217,214	550,753	338,729	43,058	209,007	185,145	948,413
Transfers between funds	(424,827)	(33,160)	(571,843)	708,035	(1,002,184)	(231,809)	(7,818,454)	(6,143,915)
Redemptions (note 3)	(138,273)	(143,378)	(237,080)	(587,686)	(544,740)	(587,295)	(4,134,028)	(6,325,038)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(35)	(43)	(28)	(23)	-	-	-	-
Contingent deferred sales charges (note 2)	(831)	(156)	(289)	(1,638)	(4,456)	(5,616)	(15,059)	(13,288)
Adjustments to maintain reserves	3	(146)	1	372	(80)	20	1,587	5,843

Net equity transactions	(394,659)	40,331	(258,486)	457,789	(1,508,402)	(615,693)	(11,780,809)	(11,527,985)

Net change in contract owners’ equity	(786,833)	36,565	(521,171)	758,986	(1,788,638)	(233,657)	(12,918,351)	(10,217,182)
Contract owners’ equity beginning of period	2,828,075	2,791,510	4,240,109	3,481,123	5,376,317	5,609,974	23,260,174	33,477,356

Contract owners’ equity end of period	$2,041,242	2,828,075	3,718,938	4,240,109	3,587,679	5,376,317	10,341,823	23,260,174

CHANGES IN UNITS:
Beginning units	441,128	436,023	307,657	274,015	474,895	529,621	1,602,379	2,423,168
Units purchased	141,498	158,710	143,578	228,109	107,559	449,955	3,175,263	2,466,129
Units redeemed	(207,014)	(153,605)	(165,829)	(194,467)	(246,301)	(504,681)	(4,036,054)	(3,286,918)

Ending units	375,612	441,128	285,406	307,657	336,153	474,895	741,588	1,602,379

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PMUBA		PMVSTA		PMVFHV		GVGMNS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$48,833	1,749	38,789	9,874	2,201	77,946	(6,559)	(8,959)
Realized gain (loss) on investments	4,473	71,489	8,308	5,268	(85,112)	132	12,572	1,826
Change in unrealized gain (loss) on investments	(75,616)	23,367	(48,759)	7,925	65,016	(84,113)	(70,816)	68,505
Reinvested capital gains	-	-	6,099	-	9,388	-	12,202	20,147

Net increase (decrease) in contract owners’ equity resulting from operations	(22,310)	96,605	4,437	23,067	(8,507)	(6,035)	(52,601)	81,519

Equity transactions:
Purchase payments received from contract owners (note 3)	970,571	473,096	3,003,363	2,159,653	153,958	65,400	30,523	47,414
Transfers between funds	67,750	(774)	(684,343)	(272,367)	846,018	1,893,982	(14,152)	17,188
Redemptions (note 3)	(186,269)	(262,724)	(199,260)	(51,333)	(20,994)	(665)	(43,602)	(12,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(26)	(2)	(140)	(85)	(3)	-	(29)	(19)
Contingent deferred sales charges (note 2)	(517)	(858)	(1,315)	-	(3)	-	(224)	-
Adjustments to maintain reserves	(168)	(36)	(248)	(34)	(116)	(51)	(15)	(36)

Net equity transactions	851,341	208,702	2,118,057	1,835,834	978,860	1,958,666	(27,499)	51,554

Net change in contract owners’ equity	829,031	305,307	2,122,494	1,858,901	970,353	1,952,631	(80,100)	133,073
Contract owners’ equity beginning of period	3,287,563	2,982,256	3,045,668	1,186,767	1,952,631	-	831,271	698,198

Contract owners’ equity end of period	$4,116,594	3,287,563	5,168,162	3,045,668	2,922,984	1,952,631	751,171	831,271

CHANGES IN UNITS:
Beginning units	317,179	297,378	300,317	118,194	193,168	-	74,446	69,705
Units purchased	169,791	384,378	453,973	258,665	315,045	201,045	20,867	9,966
Units redeemed	(88,939)	(364,577)	(246,211)	(76,542)	(221,146)	(7,877)	(23,601)	(5,225)

Ending units	398,031	317,179	508,079	300,317	287,067	193,168	71,712	74,446

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVHQFA		GVSIA		GVMSAS		PIHYB2
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$31,544	(4,838)	(4,376)	(10,510)	1,984	-	8,977	10,465
Realized gain (loss) on investments	(1,024)	8,057	(63,056)	(9,221)	(8)	-	(11,277)	(2,341)
Change in unrealized gain (loss) on investments	(27,021)	(8,123)	66,363	(40,250)	(4,482)	-	(14,009)	11,355
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,499	(4,904)	(1,069)	(59,981)	(2,506)	-	(16,309)	19,479

Equity transactions:
Purchase payments received from contract owners (note 3)	1,821,913	505,425	15,256	231,658	84,029	-	-	1,370
Transfers between funds	675,157	2,525,057	(1,545,537)	(12,988)	-	-	(72,455)	(21,694)
Redemptions (note 3)	(229,135)	(55,783)	(25,280)	(44,242)	-	-	(2,659)	(2,059)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(18)	(4)	-	(16)	-	-	-	-
Contingent deferred sales charges (note 2)	(2,417)	(35)	-	-	-	-	-	-
Adjustments to maintain reserves	18	(82)	5	(58)	6	-	(81)	28

Net equity transactions	2,265,518	2,974,578	(1,555,556)	174,354	84,035	-	(75,195)	(22,355)

Net change in contract owners’ equity	2,269,017	2,969,674	(1,556,625)	114,373	81,529	-	(91,504)	(2,876)
Contract owners’ equity beginning of period	4,546,390	1,576,716	1,556,625	1,442,252	-	-	359,565	362,441

Contract owners’ equity end of period	$6,815,407	4,546,390	-	1,556,625	81,529	-	268,061	359,565

CHANGES IN UNITS:
Beginning units	466,312	162,528	170,315	152,168	-	-	24,669	26,272
Units purchased	579,762	732,988	3,402	43,459	8,652	-	-	98
Units redeemed	(350,229)	(429,204)	(173,717)	(25,312)	-	-	(5,242)	(1,701)

Ending units	695,845	466,312	-	170,315	8,652	-	19,427	24,669

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROUSN		PROAHY		PROA30		PROBNK
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(4,132)	(5,179)	394,808	594,782	(17,486)	(29,831)	(36,014)	(44,923)
Realized gain (loss) on investments	(62,197)	(232,788)	(1,792,824)	(231,236)	(238,522)	243,431	(115,281)	429,631
Change in unrealized gain (loss) on investments	33,758	6,860	274,136	(124,695)	(114,515)	154,741	(508,520)	(36,071)
Reinvested capital gains	-	-	802,171	915,602	-	82,147	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(32,571)	(231,107)	(321,709)	1,154,453	(370,523)	450,488	(659,815)	348,637

Equity transactions:
Purchase payments received from contract owners (note 3)	92	5,769	88,223	832,026	53,329	28,870	22,254	139,998
Transfers between funds	229,589	92,946	(726,412)	(16,620,526)	(480,076)	338,203	(689,099)	(106,668)
Redemptions (note 3)	(10,309)	(52,718)	(3,913,447)	(9,516,001)	(157,620)	(143,118)	(531,440)	(747,147)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8)	(887)	(26,691)	(30,342)	(820)	(1,276)	(10,347)	(9,682)
Adjustments to maintain reserves	1,230	(201)	(83)	53	(17)	(150)	61	32

Net equity transactions	220,594	44,909	(4,578,410)	(25,334,790)	(585,204)	222,529	(1,208,571)	(723,467)

Net change in contract owners’ equity	188,023	(186,198)	(4,900,119)	(24,180,337)	(955,727)	673,017	(1,868,386)	(374,830)
Contract owners’ equity beginning of period	218,981	405,179	8,831,381	33,011,718	1,944,286	1,271,269	3,531,126	3,905,956

Contract owners’ equity end of period	$407,004	218,981	3,931,262	8,831,381	988,559	1,944,286	1,662,740	3,531,126

CHANGES IN UNITS:
Beginning units	612,696	620,012	588,901	2,239,656	167,785	143,905	183,886	236,108
Units purchased	33,638,611	14,237,779	4,276,482	3,200,110	1,784,011	1,427,069	476,140	750,139
Units redeemed	(32,948,388)	(14,245,095)	(4,594,732)	(4,850,865)	(1,846,003)	(1,403,189)	(552,876)	(802,361)

Ending units	1,302,919	612,696	270,651	588,901	105,793	167,785	107,150	183,886

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROBM		PROBR		PROBIO		PROBL
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(54,552)	(72,734)	(6,735)	(8,257)	(89,416)	(106,623)	(120,051)	(166,577)
Realized gain (loss) on investments	162,505	691,530	(75,701)	(130,671)	120,479	722,573	(1,042,730)	1,644,785
Change in unrealized gain (loss) on investments	(738,626)	362,829	24,950	19,104	(494,925)	413,809	(522,762)	47,789
Reinvested capital gains	-	-	-	-	-	-	824,456	292,662

Net increase (decrease) in contract owners’ equity resulting from operations	(630,673)	981,625	(57,486)	(119,824)	(463,862)	1,029,759	(861,087)	1,818,659

Equity transactions:
Purchase payments received from contract owners (note 3)	21,656	271,623	119	-	139,677	133,013	80,027	65,250
Transfers between funds	(10,998,250)	6,637,853	87,123	(184,807)	336,330	931,570	(3,989,019)	(3,158,042)
Redemptions (note 3)	(455,520)	(728,742)	(108,031)	(57,804)	(586,641)	(972,496)	(862,247)	(816,259)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,667)	(1,828)	(117)	-	(11,825)	(13,146)	(3,367)	(1,576)
Adjustments to maintain reserves	(37)	(50)	6	(83)	(77)	(133)	(10)	(381)

Net equity transactions	(11,434,818)	6,178,856	(20,900)	(242,694)	(122,536)	78,808	(4,774,616)	(3,911,008)

Net change in contract owners’ equity	(12,065,491)	7,160,481	(78,386)	(362,518)	(586,398)	1,108,567	(5,635,703)	(2,092,349)
Contract owners’ equity beginning of period	13,903,137	6,742,656	425,996	788,514	5,713,562	4,604,995	11,012,733	13,105,082

Contract owners’ equity end of period	$1,837,646	13,903,137	347,610	425,996	5,127,164	5,713,562	5,377,030	11,012,733

CHANGES IN UNITS:
Beginning units	1,209,541	708,738	161,839	242,023	204,680	199,002	546,147	767,266
Units purchased	258,935	2,592,013	6,139,085	3,904,514	339,376	487,200	5,041,285	5,565,015
Units redeemed	(1,269,923)	(2,091,210)	(6,173,019)	(3,984,698)	(344,559)	(481,522)	(5,299,425)	(5,786,134)

Ending units	198,553	1,209,541	127,905	161,839	199,497	204,680	288,007	546,147

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROCG		PROCS		PROEM		PROE30
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(12,502)	(34,350)	(108,693)	(67,326)	(63,421)	(104,765)	33,056	22,310
Realized gain (loss) on investments	(474,251)	153,044	622,461	380,981	(400,328)	1,426,698	(361)	503,592
Change in unrealized gain (loss) on investments	(281,060)	96,935	(905,227)	170,512	(282,329)	279,577	(648,255)	(1,256)
Reinvested capital gains	332,036	36,918	238,722	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(435,777)	252,547	(152,737)	484,167	(746,078)	1,601,510	(615,560)	524,646

Equity transactions:
Purchase payments received from contract owners (note 3)	62,339	95,121	72,769	33,021	12,200	108,170	32,379	20,876
Transfers between funds	114,469	(365,431)	(3,659,114)	2,805,744	(4,350,855)	4,369,221	(97,950)	1,111,542
Redemptions (note 3)	(406,313)	(1,003,414)	(1,169,426)	(755,917)	(713,224)	(930,309)	(217,153)	(326,376)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(618)	(1,228)	(1,634)	(1,581)	(5,914)	(7,442)	(624)	(4,794)
Adjustments to maintain reserves	31	(135)	(45)	(140)	(16)	(831)	51	(180)

Net equity transactions	(230,092)	(1,275,087)	(4,757,450)	2,081,127	(5,057,809)	3,538,809	(283,297)	801,068

Net change in contract owners’ equity	(665,869)	(1,022,540)	(4,910,187)	2,565,294	(5,803,887)	5,140,319	(898,857)	1,325,714
Contract owners’ equity beginning of period	2,406,014	3,428,554	10,422,922	7,857,628	8,997,702	3,857,383	4,231,690	2,905,976

Contract owners’ equity end of period	$1,740,145	2,406,014	5,512,735	10,422,922	3,193,815	8,997,702	3,332,833	4,231,690

CHANGES IN UNITS:
Beginning units	137,173	223,172	479,056	420,130	961,453	538,359	329,321	266,682
Units purchased	222,171	696,784	747,524	653,291	2,271,891	3,332,592	357,789	680,611
Units redeemed	(240,946)	(782,783)	(971,424)	(594,365)	(2,825,450)	(2,909,498)	(379,848)	(617,972)

Ending units	118,398	137,173	255,156	479,056	407,894	961,453	307,262	329,321

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROFIN		PROHC		PROIND		PROINT
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(67,105)	(84,016)	(156,438)	(171,643)	(109,189)	(121,455)	(38,236)	(55,092)
Realized gain (loss) on investments	259,787	1,415,849	(409,451)	494,407	64,127	1,325,357	(439,039)	434,814
Change in unrealized gain (loss) on investments	(719,301)	(415,069)	(262,342)	147,782	(1,142,507)	541,921	(393,634)	220,562
Reinvested capital gains	-	-	469,756	934,232	-	-	436,691	-

Net increase (decrease) in contract owners’ equity resulting from operations	(526,619)	916,764	(358,475)	1,404,778	(1,187,569)	1,745,823	(434,218)	600,284

Equity transactions:
Purchase payments received from contract owners (note 3)	85,857	345,895	65,222	168,885	30,788	347,636	1,644	29,419
Transfers between funds	(2,951,742)	(1,077,633)	2,862,351	1,444,778	(9,363,927)	2,101,230	(3,417,820)	3,653,746
Redemptions (note 3)	(652,856)	(1,134,901)	(1,358,151)	(1,148,875)	(1,215,367)	(1,352,455)	(261,933)	(335,690)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,256)	(20,015)	(10,877)	(18,739)	(697)	(11,896)	(739)	(5,336)
Adjustments to maintain reserves	47	(201)	(44)	(235)	(49)	(128)	4	(2,673)

Net equity transactions	(3,526,950)	(1,886,855)	1,558,501	445,814	(10,549,252)	1,084,387	(3,678,844)	3,339,466

Net change in contract owners’ equity	(4,053,569)	(970,091)	1,200,026	1,850,592	(11,736,821)	2,830,210	(4,113,062)	3,939,750
Contract owners’ equity beginning of period	7,735,315	8,705,406	9,224,591	7,373,999	15,114,755	12,284,545	5,857,806	1,918,056

Contract owners’ equity end of period	$3,681,746	7,735,315	10,424,617	9,224,591	3,377,934	15,114,755	1,744,744	5,857,806

CHANGES IN UNITS:
Beginning units	411,042	539,835	427,976	406,975	809,946	792,642	471,324	184,497
Units purchased	517,110	942,239	989,072	820,153	855,235	1,594,333	310,930	1,005,561
Units redeemed	(705,946)	(1,071,032)	(948,055)	(799,152)	(1,455,063)	(1,577,029)	(614,071)	(718,734)

Ending units	222,206	411,042	468,993	427,976	210,118	809,946	168,183	471,324

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PRONET		PROJP		PRON		PROOG
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(125,431)	(81,589)	(23,880)	(24,052)	(174,258)	(174,604)	(15,360)	(59,017)
Realized gain (loss) on investments	1,739,222	667,348	67,697	301,369	(225,160)	2,825,399	(440,654)	436,082
Change in unrealized gain (loss) on investments	(2,208,166)	947,129	(274,594)	(21,563)	(1,398,953)	84,887	(1,720,265)	(1,324,993)
Reinvested capital gains	383,965	-	-	-	1,079,074	46,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(210,410)	1,532,888	(230,777)	255,754	(719,297)	2,781,899	(2,176,279)	(947,928)

Equity transactions:
Purchase payments received from contract owners (note 3)	33,802	40,841	64,178	4,587	328,187	132,512	223,435	615,543
Transfers between funds	2,063,341	921,616	(64,451)	193,771	1,407,228	(1,153,654)	(2,068,479)	(1,187,087)
Redemptions (note 3)	(1,132,457)	(624,638)	(342,800)	(175,962)	(1,034,055)	(1,350,371)	(1,779,877)	(1,027,026)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(6,157)	(6,992)	(194)	(371)	(3,040)	(12,365)	(8,244)	(5,202)
Adjustments to maintain reserves	34	(205)	70	(115)	80	(832)	19	(139)

Net equity transactions	958,563	330,622	(343,197)	21,910	698,400	(2,384,710)	(3,633,146)	(1,603,911)

Net change in contract owners’ equity	748,153	1,863,510	(573,974)	277,664	(20,897)	397,189	(5,809,425)	(2,551,839)
Contract owners’ equity beginning of period	6,102,225	4,238,715	2,025,863	1,748,199	11,037,773	10,640,584	11,351,303	13,903,142

Contract owners’ equity end of period	$6,850,378	6,102,225	1,451,889	2,025,863	11,016,876	11,037,773	5,541,878	11,351,303

CHANGES IN UNITS:
Beginning units	248,719	231,575	130,637	131,868	416,081	513,642	1,078,772	1,258,835
Units purchased	525,304	214,674	407,976	193,019	1,896,219	2,633,097	1,597,247	646,832
Units redeemed	(503,571)	(197,530)	(430,562)	(194,250)	(1,882,287)	(2,730,658)	(2,008,509)	(826,895)

Ending units	270,452	248,719	108,051	130,637	430,013	416,081	667,510	1,078,772

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROPHR		PROPM		PRORE		PRORRO
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(15,860)	(20,382)	(37,750)	(52,803)	16,537	(30,202)	(12,135)	(16,537)
Realized gain (loss) on investments	5,764	152,003	(497,733)	90,943	(394,492)	(71,923)	(15,843)	(184,838)
Change in unrealized gain (loss) on investments	(309,320)	56,419	(14,550)	178,034	(90,664)	(65,461)	(5,429)	4,202
Reinvested capital gains	40,528	8,896	-	-	243,204	311,258	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(278,888)	196,936	(550,033)	216,174	(225,415)	143,672	(33,407)	(197,173)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,735	31,605	20,151	90,681	31,428	43,214	150	34,762
Transfers between funds	619,058	(430,260)	(964,525)	188,149	331,162	(34,778)	455,511	(2,493,064)
Redemptions (note 3)	(340,102)	(240,065)	(388,521)	(366,142)	(581,933)	(581,165)	(223,639)	(104,990)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,549)	(610)	(9,616)	(10,250)	(1,467)	(2,907)	(69)	(16)
Adjustments to maintain reserves	32	(113)	8	(119)	(16)	(150)	1	50

Net equity transactions	342,174	(639,443)	(1,342,503)	(97,681)	(220,826)	(575,786)	231,954	(2,563,258)

Net change in contract owners’ equity	63,286	(442,507)	(1,892,536)	118,493	(446,241)	(432,114)	198,547	(2,760,431)
Contract owners’ equity beginning of period	1,870,010	2,312,517	3,596,520	3,478,027	2,814,335	3,246,449	249,284	3,009,715

Contract owners’ equity end of period	$1,933,296	1,870,010	1,703,984	3,596,520	2,368,094	2,814,335	447,831	249,284

CHANGES IN UNITS:
Beginning units	102,623	137,426	1,078,639	1,076,007	198,500	242,989	80,657	849,813
Units purchased	199,310	160,567	1,560,981	3,074,689	437,325	730,058	3,849,303	4,092,939
Units redeemed	(187,270)	(195,370)	(2,039,736)	(3,072,057)	(455,844)	(774,547)	(3,788,335)	(4,862,095)

Ending units	114,663	102,623	599,884	1,078,639	179,981	198,500	141,625	80,657

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROSCN		PROSEM		PROSIN		PROSN
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(54,219)	(59,075)	(9,291)	(1,725)	(4,034)	(1,621)	(2,778)	(4,416)
Realized gain (loss) on investments	324,083	1,084,612	96,963	(45,713)	34,451	(39,813)	(52,746)	(130,234)
Change in unrealized gain (loss) on investments	(713,082)	107,362	5,686	(4,035)	12,231	12,556	(1,114)	15,039
Reinvested capital gains	237,030	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(206,188)	1,132,899	93,358	(51,473)	42,648	(28,878)	(56,638)	(119,611)

Equity transactions:
Purchase payments received from contract owners (note 3)	28,997	43,566	48	452	(358)	445	587	-
Transfers between funds	(2,738,353)	1,525,423	(96,608)	84,256	211,367	(359,845)	91,805	(463,175)
Redemptions (note 3)	(483,148)	(316,071)	(44,638)	(6,083)	(3,285)	(6,509)	(34,499)	(13,627)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(114)	(1,107)	(16)	-	(10)	-	(1)	-
Adjustments to maintain reserves	12	(162)	3,656	(384)	3	(1,995)	(2)	(8)

Net equity transactions	(3,192,606)	1,251,649	(137,558)	78,241	207,717	(367,904)	57,890	(476,810)

Net change in contract owners’ equity	(3,398,794)	2,384,548	(44,200)	26,768	250,365	(396,782)	1,252	(596,421)
Contract owners’ equity beginning of period	5,799,352	3,414,804	133,537	106,769	86,875	483,657	112,769	709,190

Contract owners’ equity end of period	$2,400,558	5,799,352	89,337	133,537	337,240	86,875	114,021	112,769

CHANGES IN UNITS:
Beginning units	248,980	196,042	27,944	16,032	24,141	102,919	60,228	280,028
Units purchased	266,517	486,629	1,315,302	801,848	586,704	263,075	2,966,384	2,140,905
Units redeemed	(398,471)	(433,691)	(1,326,155)	(789,936)	(529,721)	(341,853)	(2,964,423)	(2,360,705)

Ending units	117,026	248,980	17,091	27,944	81,124	24,141	62,189	60,228

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROTEC		PROTEL		PROGVP		PROUN
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(157,652)	(154,176)	14,246	17,976	(8,006)	(17,681)	(83,557)	(134,274)
Realized gain (loss) on investments	1,279,444	2,079,785	(73,686)	(351,303)	(100,396)	158,130	(1,565,565)	2,978,132
Change in unrealized gain (loss) on investments	(1,822,844)	540,560	(60,985)	(15,168)	43,539	(8,114)	(504,015)	34,230
Reinvested capital gains	214,599	-	-	45,548	-	-	1,729,647	259,845

Net increase (decrease) in contract owners’ equity resulting from operations	(486,453)	2,466,169	(120,425)	(302,947)	(64,863)	132,335	(423,490)	3,137,933

Equity transactions:
Purchase payments received from contract owners (note 3)	76,495	129,109	1,370	32,720	2,185	44,040	72,174	203,598
Transfers between funds	(3,453,330)	7,536,303	(414,748)	(38,238)	580,555	(186,475)	(86,082)	(550,133)
Redemptions (note 3)	(1,192,653)	(1,469,701)	(37,685)	(124,939)	(295,558)	(204,556)	(511,303)	(2,371,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,906)	(8,886)	(243)	(1,001)	(1,500)	(313)	(316)	(36,204)
Adjustments to maintain reserves	(10)	(350)	30	(85)	(2)	(109)	(11)	(283)

Net equity transactions	(4,572,404)	6,186,475	(451,276)	(131,543)	285,680	(347,413)	(525,538)	(2,755,020)

Net change in contract owners’ equity	(5,058,857)	8,652,644	(571,701)	(434,490)	220,817	(215,078)	(949,028)	382,913
Contract owners’ equity beginning of period	13,212,314	4,559,670	918,448	1,352,938	1,213,650	1,428,728	5,342,361	4,959,448

Contract owners’ equity end of period	$8,153,457	13,212,314	346,747	918,448	1,434,467	1,213,650	4,393,333	5,342,361

CHANGES IN UNITS:
Beginning units	619,987	284,726	66,977	94,732	78,670	99,532	78,230	118,652
Units purchased	805,356	1,285,138	184,714	480,677	1,177,823	1,598,510	492,060	1,237,717
Units redeemed	(1,026,342)	(949,877)	(221,539)	(508,432)	(1,157,708)	(1,619,372)	(498,730)	(1,278,139)

Ending units	399,001	619,987	30,152	66,977	98,785	78,670	71,560	78,230

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	PROUTL		PVEIB		RVMFU		RSRF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(402)	43,676	(24,345)	2,645	(70,783)	8,287	(100,807)	(78,945)
Realized gain (loss) on investments	(315,661)	296,332	57,535	14,735	(139,743)	(369,452)	7,919	144,734
Change in unrealized gain (loss) on investments	151,615	(245,185)	(706,835)	369,349	(326,157)	782,557	(1,892,460)	844,542
Reinvested capital gains	126,021	235,256	170,940	59,580	-	-	962,472	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,427)	330,079	(502,705)	446,309	(536,683)	421,392	(1,022,876)	910,331

Equity transactions:
Purchase payments received from contract owners (note 3)	24,412	57,615	1,539,895	1,375,778	74,280	815,196	102,693	101,652
Transfers between funds	7,955,502	196,204	(54,772)	172,516	(243,850)	(824,895)	(208,996)	(41,526)
Redemptions (note 3)	(661,450)	(951,435)	(100,554)	(34,234)	(409,360)	(869,897)	(762,415)	(1,012,654)
Annuity benefits	-	-	-	-	(870)	-	-	-
Contract maintenance charges (note 2)	-	-	(155)	(112)	(182)	(172)	(55)	(55)
Contingent deferred sales charges (note 2)	(3,200)	(1,079)	(855)	(180)	(1,134)	(3,742)	(898)	(11,377)
Adjustments to maintain reserves	87	(98)	(10)	(59)	31	(289)	13	(168)

Net equity transactions	7,315,351	(698,793)	1,383,549	1,513,709	(581,085)	(883,799)	(869,658)	(964,128)

Net change in contract owners’ equity	7,276,924	(368,714)	880,844	1,960,018	(1,117,768)	(462,407)	(1,892,534)	(53,797)
Contract owners’ equity beginning of period	4,345,625	4,714,339	3,678,151	1,718,133	5,689,604	6,152,011	7,837,567	7,891,364

Contract owners’ equity end of period	$11,622,549	4,345,625	4,558,995	3,678,151	4,571,836	5,689,604	5,945,033	7,837,567

CHANGES IN UNITS:
Beginning units	260,362	307,568	296,870	162,774	840,325	976,706	495,742	562,396
Units purchased	1,128,560	929,198	156,207	159,872	71,602	239,807	39,495	68,605
Units redeemed	(703,307)	(976,404)	(46,476)	(25,776)	(162,458)	(376,188)	(96,963)	(135,259)

Ending units	685,615	260,362	406,601	296,870	749,469	840,325	438,274	495,742

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RBKF		RBMF		RBF		RVCMD
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(24,982)	(49,570)	(39,030)	(46,463)	(135,197)	(143,726)	26,619	(19,362)
Realized gain (loss) on investments	91,227	496,846	170,441	577,386	764,414	1,228,257	155,650	46,179
Change in unrealized gain (loss) on investments	(555,054)	(235,229)	(960,018)	293,961	(1,640,268)	1,014,831	(358,291)	1,851
Reinvested capital gains	679	-	69,784	13,408	24,426	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(488,130)	212,047	(758,823)	838,292	(986,625)	2,099,362	(176,022)	28,668

Equity transactions:
Purchase payments received from contract owners (note 3)	72,991	165,514	38,794	224,827	111,339	136,539	29,259	30,143
Transfers between funds	(870,594)	(1,738,566)	(1,995,859)	(558,402)	(650,978)	839,082	(74,012)	(353,400)
Redemptions (note 3)	(264,121)	(651,414)	(292,871)	(650,096)	(1,193,712)	(943,474)	(260,214)	(200,835)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(66)	(2,850)	(597)	(1,170)	(5,581)	(2,588)	(10,048)	(2,056)
Adjustments to maintain reserves	(47)	(141)	(6)	(177)	(4)	(294)	8	(118)

Net equity transactions	(1,061,837)	(2,227,457)	(2,250,539)	(985,018)	(1,738,936)	29,265	(315,007)	(526,266)

Net change in contract owners’ equity	(1,549,967)	(2,015,410)	(3,009,362)	(146,726)	(2,725,561)	2,128,627	(491,029)	(497,598)
Contract owners’ equity beginning of period	3,349,648	5,365,058	5,671,248	5,817,974	9,987,924	7,859,297	1,438,132	1,935,730

Contract owners’ equity end of period	$1,799,681	3,349,648	2,661,886	5,671,248	7,262,363	9,987,924	947,103	1,438,132

CHANGES IN UNITS:
Beginning units	315,722	557,503	219,709	262,544	310,675	309,616	652,197	889,510
Units purchased	872,772	1,127,865	191,558	365,353	481,304	748,821	4,487,767	1,746,714
Units redeemed	(978,082)	(1,369,646)	(288,819)	(408,188)	(539,197)	(747,762)	(4,628,157)	(1,984,027)

Ending units	210,412	315,722	122,448	219,709	252,782	310,675	511,807	652,197

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RCPF		RVLDD		RELF		RENF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(43,445)	(35,346)	(110,980)	(142,512)	(65,985)	(77,593)	(92,235)	(117,423)
Realized gain (loss) on investments	(445,566)	(119,162)	(1,626,046)	3,670,394	(119,539)	1,744,210	602,047	(673,566)
Change in unrealized gain (loss) on investments	(551,068)	680,845	(1,383,067)	305,055	(446,905)	(430,124)	(3,269,670)	(825,053)
Reinvested capital gains	202,657	228,156	2,086,914	178,857	152,365	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(837,422)	754,493	(1,033,179)	4,011,794	(480,064)	1,236,493	(2,759,858)	(1,616,042)

Equity transactions:
Purchase payments received from contract owners (note 3)	76,827	122,061	331,119	133,400	2,408	13,254	233,042	386,581
Transfers between funds	(785,520)	(1,983,667)	708,983	(2,330,398)	(2,180,221)	846,798	(1,905,127)	(3,957,839)
Redemptions (note 3)	(557,766)	(843,473)	(475,247)	(2,199,748)	(577,912)	(622,395)	(893,860)	(1,588,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(5)	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,091)	(5,187)	(2,363)	(53,255)	(168)	(530)	(5,886)	(10,633)
Adjustments to maintain reserves	121	(208)	(104)	(154)	60	(236)	(9)	(1,254)

Net equity transactions	(1,269,434)	(2,710,474)	562,388	(4,450,155)	(2,755,833)	236,891	(2,571,840)	(5,171,177)

Net change in contract owners’ equity	(2,106,856)	(1,955,981)	(470,791)	(438,361)	(3,235,897)	1,473,384	(5,331,698)	(6,787,219)
Contract owners’ equity beginning of period	7,028,978	8,984,959	8,789,192	9,227,553	6,303,065	4,829,681	10,878,292	17,665,511

Contract owners’ equity end of period	$4,922,122	7,028,978	8,318,401	8,789,192	3,067,168	6,303,065	5,546,594	10,878,292

CHANGES IN UNITS:
Beginning units	207,014	293,161	236,677	386,051	359,692	352,421	633,358	952,588
Units purchased	237,697	282,904	1,495,554	3,224,914	603,129	1,112,715	1,168,879	1,247,529
Units redeemed	(277,157)	(369,051)	(1,465,533)	(3,374,288)	(760,519)	(1,105,444)	(1,363,061)	(1,566,759)

Ending units	167,554	207,014	266,698	236,677	202,302	359,692	439,176	633,358

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RESF		RLCE		RFSF		RUGB
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$60,403	(113,048)	(20,335)	(5,804)	(40,399)	(79,464)	14,046	(4,107)
Realized gain (loss) on investments	(665,386)	(1,014,544)	(263,018)	310,334	313,195	1,064,008	(533,003)	40,735
Change in unrealized gain (loss) on investments	(1,342,831)	(888,576)	(147,213)	35,973	(1,024,667)	(17,806)	318,705	331,644
Reinvested capital gains	-	-	-	-	-	-	4,744	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,947,814)	(2,016,168)	(430,566)	340,503	(751,871)	966,738	(195,508)	368,272

Equity transactions:
Purchase payments received from contract owners (note 3)	71,603	139,783	20,167	31,840	305,268	413,056	58,154	35,549
Transfers between funds	(1,474,488)	(1,255,296)	(552,470)	1,661,106	(1,545,290)	(2,561,146)	1,456,520	(860,347)
Redemptions (note 3)	(421,816)	(672,300)	(274,507)	(368,393)	(616,631)	(796,460)	(643,596)	(868,681)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(2)	-	-	-
Contingent deferred sales charges (note 2)	(847)	(2,762)	(286)	(170)	(1,812)	(17,201)	(1,383)	(6,341)
Adjustments to maintain reserves	14	(91)	34	(104)	(33)	(139)	(7,150)	(1,780)

Net equity transactions	(1,825,534)	(1,790,666)	(807,062)	1,324,279	(1,858,500)	(2,961,890)	862,545	(1,701,600)

Net change in contract owners’ equity	(3,773,348)	(3,806,834)	(1,237,628)	1,664,782	(2,610,371)	(1,995,152)	667,037	(1,333,328)
Contract owners’ equity beginning of period	5,664,558	9,471,392	2,494,103	829,321	7,099,794	9,094,946	5,115,436	6,448,764

Contract owners’ equity end of period	$1,891,210	5,664,558	1,256,475	2,494,103	4,489,423	7,099,794	5,782,473	5,115,436

CHANGES IN UNITS:
Beginning units	428,056	587,594	231,471	92,509	502,360	735,445	255,028	349,360
Units purchased	1,291,693	2,338,577	710,193	759,210	658,213	1,142,025	2,189,381	2,815,415
Units redeemed	(1,453,586)	(2,498,115)	(800,750)	(620,248)	(791,688)	(1,375,110)	(2,131,798)	(2,909,747)

Ending units	266,163	428,056	140,914	231,471	368,885	502,360	312,611	255,028

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RHCF		RINF		RVIDD		RJNF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(183,136)	(197,927)	(84,021)	(85,802)	(42,534)	(47,312)	(12,701)	(16,133)
Realized gain (loss) on investments	1,211,402	1,048,836	814,434	1,289,631	188,074	(1,485,319)	51,572	(122,319)
Change in unrealized gain (loss) on investments	(1,370,018)	874,176	(975,689)	290,849	76,254	(81,762)	(31,197)	(5,012)
Reinvested capital gains	167,618	538,362	104,861	33,799	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(174,134)	2,263,447	(140,415)	1,528,477	221,794	(1,614,393)	7,674	(143,464)

Equity transactions:
Purchase payments received from contract owners (note 3)	129,780	335,284	39,424	6,448	(110)	5,532	84,048	151,973
Transfers between funds	996,465	322,228	(349,298)	(629,098)	(1,930,934)	4,133,630	(240,794)	148,544
Redemptions (note 3)	(1,725,168)	(1,352,959)	(559,323)	(636,981)	(271,278)	(243,997)	(176,327)	(208,245)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14,373)	(9,090)	(1,487)	(622)	(1,380)	(9,377)	(725)	(68)
Adjustments to maintain reserves	(4)	(2,316)	(137)	(80)	(18)	206	8	(54)

Net equity transactions	(613,300)	(706,853)	(870,821)	(1,260,333)	(2,203,720)	3,885,994	(333,790)	92,150

Net change in contract owners’ equity	(787,434)	1,556,594	(1,011,236)	268,144	(1,981,926)	2,271,601	(326,116)	(51,314)
Contract owners’ equity beginning of period	12,573,094	11,016,500	5,204,336	4,936,192	3,379,428	1,107,827	1,216,573	1,267,887

Contract owners’ equity end of period	$11,785,660	12,573,094	4,193,100	5,204,336	1,397,502	3,379,428	890,457	1,216,573

CHANGES IN UNITS:
Beginning units	479,809	510,299	136,439	169,573	10,883,858	2,041,696	464,625	452,215
Units purchased	561,974	800,933	303,841	541,274	119,118,338	176,472,338	4,088,541	6,533,974
Units redeemed	(591,227)	(831,423)	(326,872)	(574,408)	(125,540,255)	(167,630,176)	(4,212,235)	(6,521,564)

Ending units	450,556	479,809	113,408	136,439	4,461,941	10,883,858	340,931	464,625

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVIMC		RAF		RVISC		RUF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(2,423)	(2,764)	(5,044)	(4,147)	(10,260)	(49,148)	(13,455)	(25,704)
Realized gain (loss) on investments	12,717	(34,701)	(29,082)	(85,957)	36,022	(665,736)	(26,291)	(294,945)
Change in unrealized gain (loss) on investments	5,489	4,342	27,356	(356)	54,775	(17,365)	43,249	(28,910)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,783	(33,123)	(6,770)	(90,460)	80,537	(732,249)	3,503	(349,559)

Equity transactions:
Purchase payments received from contract owners (note 3)	3	1,643	17,939	7,929	14,220	(21,286)	21,152	4,255
Transfers between funds	169,050	(21,230)	2,206,523	(165,957)	657,339	(9,126,769)	689,842	24,261
Redemptions (note 3)	(4,782)	(9,486)	(58,181)	(31,616)	(41,997)	(164,479)	(153,471)	(94,827)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4)	(4)	(1,456)	(5)	(919)	(2,271)	(1,241)	(24)
Adjustments to maintain reserves	2	(22)	(1)	(23)	2	(38)	(3)	(37)

Net equity transactions	164,269	(29,099)	2,164,824	(189,672)	628,645	(9,314,843)	556,279	(66,372)

Net change in contract owners’ equity	180,052	(62,222)	2,158,054	(280,132)	709,182	(10,047,092)	559,782	(415,931)
Contract owners’ equity beginning of period	128,973	191,195	169,243	449,375	569,927	10,617,019	1,057,934	1,473,865

Contract owners’ equity end of period	$309,025	128,973	2,327,297	169,243	1,279,109	569,927	1,617,716	1,057,934

CHANGES IN UNITS:
Beginning units	95,769	121,474	247,552	535,422	450,457	7,555,153	672,999	777,519
Units purchased	1,882,251	1,655,776	14,681,433	5,228,206	13,073,533	27,171,681	6,765,469	9,226,921
Units redeemed	(1,770,519)	(1,681,481)	(12,022,674)	(5,516,076)	(12,613,510)	(34,276,377)	(6,440,800)	(9,331,441)

Ending units	207,501	95,769	2,906,311	247,552	910,480	450,457	997,668	672,999

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RLCJ		RLF		RMED		RVARS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(14,967)	(15,764)	(38,968)	(49,933)	(41,138)	(66,740)	(76,304)	(91,518)
Realized gain (loss) on investments	(358,465)	437,174	55,195	687,916	(205,579)	794,962	8,176	(5,999)
Change in unrealized gain (loss) on investments	(62,119)	74,060	(588,827)	71,694	(1,240,931)	(764,115)	(281,617)	220,416
Reinvested capital gains	185,109	-	82,914	7,692	833,975	1,372,968	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(250,442)	495,470	(489,686)	717,369	(653,673)	1,337,075	(349,745)	122,899

Equity transactions:
Purchase payments received from contract owners (note 3)	17,265	18,215	3,035	66,961	238,820	1,306,929	253,328	153,190
Transfers between funds	130,755	249,153	(225,736)	(832,864)	(514,523)	(12,812,007)	(216,510)	(444,035)
Redemptions (note 3)	(182,902)	(234,741)	(295,461)	(547,203)	(226,123)	(541,813)	(664,698)	(1,159,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(52)	(38)
Contingent deferred sales charges (note 2)	(127)	(251)	(203)	(980)	(629)	(280)	(938)	(7,394)
Adjustments to maintain reserves	70	(174)	123	(159)	(84)	9	58	(186)

Net equity transactions	(34,939)	32,202	(518,242)	(1,314,245)	(502,539)	(12,047,162)	(628,812)	(1,457,875)

Net change in contract owners’ equity	(285,381)	527,672	(1,007,928)	(596,876)	(1,156,212)	(10,710,087)	(978,557)	(1,334,976)
Contract owners’ equity beginning of period	1,308,835	781,163	3,588,408	4,185,284	3,574,864	14,284,951	5,892,726	7,227,702

Contract owners’ equity end of period	$1,023,454	1,308,835	2,580,480	3,588,408	2,418,652	3,574,864	4,914,169	5,892,726

CHANGES IN UNITS:
Beginning units	68,202	59,041	103,637	146,875	73,684	343,638	638,005	801,612
Units purchased	851,014	289,858	124,570	223,061	81,810	155,926	67,191	69,254
Units redeemed	(850,262)	(280,697)	(140,971)	(266,299)	(92,298)	(425,880)	(136,031)	(232,861)

Ending units	68,954	68,202	87,236	103,637	63,196	73,684	569,165	638,005

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVF		ROF		RNF		RPMF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(389,827)	(282,701)	(352,439)	(296,732)	(132,689)	(163,244)	226,936	339,521
Realized gain (loss) on investments	5,617,711	5,529,112	2,383,484	2,571,875	(84,625)	3,122,983	(2,236,604)	(879,576)
Change in unrealized gain (loss) on investments	(12,515,629)	4,122,597	(3,810,553)	928,466	(1,653,282)	121,160	412,027	789,484
Reinvested capital gains	4,791,185	279,028	967,148	1,583,322	642,869	442,419	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,496,560)	9,648,036	(812,360)	4,786,931	(1,227,727)	3,523,318	(1,597,641)	249,429

Equity transactions:
Purchase payments received from contract owners (note 3)	2,147,694	25,440	268,136	548,115	51,840	67,994	93,744	288,707
Transfers between funds	(2,161,020)	11,409,436	261,970	1,063,489	(452,757)	(5,277,670)	(263,639)	730,310
Redemptions (note 3)	(3,218,260)	(1,396,588)	(2,990,636)	(2,223,590)	(2,055,752)	(1,367,952)	(1,305,790)	(1,478,847)
Annuity benefits	(25,742)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(794)	(3,258)	(9,192)	(12,719)	(771)	(1,771)	(15,145)	(16,082)
Adjustments to maintain reserves	(3,424)	(317)	(272)	(81)	(120)	(61)	(2)	(847)

Net equity transactions	(3,261,546)	10,034,713	(2,469,994)	(624,786)	(2,457,560)	(6,579,460)	(1,490,832)	(476,759)

Net change in contract owners’ equity	(5,758,106)	19,682,749	(3,282,354)	4,162,145	(3,685,287)	(3,056,142)	(3,088,473)	(227,330)
Contract owners’ equity beginning of period	27,750,687	8,067,938	20,170,097	16,007,952	13,606,944	16,663,086	9,931,127	10,158,457

Contract owners’ equity end of period	$21,992,581	27,750,687	16,887,743	20,170,097	9,921,657	13,606,944	6,842,654	9,931,127

CHANGES IN UNITS:
Beginning units	433,381	216,334	530,654	540,704	489,051	796,712	855,739	940,721
Units purchased	628,460	1,130,035	1,664,672	1,643,196	2,140,983	3,332,441	2,388,402	3,521,729
Units redeemed	(699,332)	(912,988)	(1,737,909)	(1,653,246)	(2,222,335)	(3,640,102)	(2,506,294)	(3,606,711)

Ending units	362,509	433,381	457,417	530,654	407,699	489,051	737,847	855,739

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RREF		RRF		RMEK		RTF
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(13,876)	59,228	(54,435)	(30,112)	(56,453)	(63,077)	(353,217)	(308,686)
Realized gain (loss) on investments	(6,971)	107,121	209,124	72,394	(487,692)	19,320	2,013,788	5,234,872
Change in unrealized gain (loss) on investments	(467,311)	75,760	(504,405)	161,299	(472,517)	74,741	(8,366,748)	1,939,688
Reinvested capital gains	-	-	-	-	193,475	102,786	2,460,653	896,119

Net increase (decrease) in contract owners’ equity resulting from operations	(488,158)	242,109	(349,716)	203,581	(823,187)	133,770	(4,245,524)	7,761,993

Equity transactions:
Purchase payments received from contract owners (note 3)	12,876	163,573	15,703	8,976	12,494	79,041	2,018,952	1,366,315
Transfers between funds	702,981	(91,110)	1,393,944	404,371	(478,449)	371,637	779,028	(582,204)
Redemptions (note 3)	(660,566)	(696,941)	(497,384)	(253,377)	(265,342)	(608,737)	(2,358,033)	(650,522)
Annuity benefits	-	-	-	-	-	-	(32,701)	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,601)	(2,058)	(1,104)	(114)	(426)	(1,966)	(4,297)	(792)
Adjustments to maintain reserves	15	(177)	(24)	(173)	113	(1,737)	7,894	(73)

Net equity transactions	50,705	(626,713)	911,135	159,683	(731,610)	(161,762)	410,843	132,724

Net change in contract owners’ equity	(437,453)	(384,604)	561,419	363,264	(1,554,797)	(27,992)	(3,834,681)	7,894,717
Contract owners’ equity beginning of period	4,865,511	5,250,115	2,511,408	2,148,144	4,077,222	4,105,214	23,345,040	15,450,323

Contract owners’ equity end of period	$4,428,058	4,865,511	3,072,827	2,511,408	2,522,425	4,077,222	19,510,359	23,345,040

CHANGES IN UNITS:
Beginning units	197,693	223,411	91,769	87,325	115,272	138,655	753,349	709,399
Units purchased	681,430	481,773	438,032	299,666	703,430	926,198	2,193,853	2,135,015
Units redeemed	(680,122)	(507,491)	(410,974)	(295,222)	(728,194)	(949,581)	(2,231,818)	(2,091,065)

Ending units	199,001	197,693	118,827	91,769	90,508	115,272	715,384	753,349

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVLCG		RVLCV		RVMCG		RVMCV
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(474,230)	(422,724)	(202,567)	(213,025)	(167,414)	(173,977)	(126,136)	(180,257)
Realized gain (loss) on investments	1,745,534	3,040,333	606,104	2,065,999	630,997	1,439,945	(1,058,380)	1,302,683
Change in unrealized gain (loss) on investments	(6,265,555)	1,825,177	(6,623,721)	363,863	(2,648,451)	593,939	(1,711,133)	(1,993,140)
Reinvested capital gains	2,434,375	1,248,165	2,040,097	1,362,040	740,757	-	1,229,363	1,794,496

Net increase (decrease) in contract owners’ equity resulting from operations	(2,559,876)	5,690,951	(4,180,087)	3,578,877	(1,444,111)	1,859,907	(1,666,286)	923,782

Equity transactions:
Purchase payments received from contract owners (note 3)	282,358	958,416	71,376	1,041,765	50,146	124,076	41,540	279,004
Transfers between funds	(5,635,871)	2,646,574	(1,647,267)	(1,050,452)	(467,631)	(1,069,406)	(1,207,456)	(9,306,304)
Redemptions (note 3)	(2,880,282)	(3,591,894)	(2,326,649)	(5,402,529)	(1,353,848)	(2,374,787)	(493,034)	(1,617,822)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,027)	(22,847)	(2,258)	(9,703)	(5,975)	(12,764)	(375)	(13,905)
Adjustments to maintain reserves	21	(232)	(24)	(98)	52	(237)	44	(212)

Net equity transactions	(8,241,801)	(9,983)	(3,904,822)	(5,421,017)	(1,777,256)	(3,333,118)	(1,659,281)	(10,659,239)

Net change in contract owners’ equity	(10,801,677)	5,680,968	(8,084,909)	(1,842,140)	(3,221,367)	(1,473,211)	(3,325,567)	(9,735,457)
Contract owners’ equity beginning of period	34,945,300	29,264,332	29,033,105	30,875,245	10,473,123	11,946,334	9,583,077	19,318,534

Contract owners’ equity end of period	$24,143,623	34,945,300	20,948,196	29,033,105	7,251,756	10,473,123	6,257,510	9,583,077

CHANGES IN UNITS:
Beginning units	1,435,023	1,468,718	1,254,394	1,523,979	380,793	509,527	404,813	911,057
Units purchased	1,846,668	3,061,455	1,389,053	963,355	522,724	949,678	226,079	338,579
Units redeemed	(2,215,376)	(3,095,150)	(1,583,284)	(1,232,940)	(590,153)	(1,078,412)	(301,069)	(844,823)

Ending units	1,066,315	1,435,023	1,060,163	1,254,394	313,364	380,793	329,823	404,813

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVSCG		RVSCV		RVSDL		RTEC
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(178,260)	(164,369)	(119,548)	(146,076)	(17,801)	(17,859)	(175,976)	(175,003)
Realized gain (loss) on investments	451,030	1,282,680	161,348	216,185	110,848	(131,029)	1,546,491	2,375,640
Change in unrealized gain (loss) on investments	(3,015,852)	(485,551)	(1,934,233)	(1,281,336)	6,190	(140,596)	(1,897,895)	351,727
Reinvested capital gains	240,897	471,344	-	225,250	-	17,657	301,621	331,242

Net increase (decrease) in contract owners’ equity resulting from operations	(2,502,185)	1,104,104	(1,892,433)	(985,977)	99,237	(271,827)	(225,759)	2,883,606

Equity transactions:
Purchase payments received from contract owners (note 3)	46,592	358,937	29,328	304,967	222	67,538	263,062	482,859
Transfers between funds	1,465,938	2,331,428	(2,797,305)	(3,937,771)	(2,689)	(876,476)	(1,579,585)	30,413
Redemptions (note 3)	(1,308,963)	(1,438,841)	(746,901)	(1,429,167)	(164,805)	(176,600)	(1,002,592)	(1,162,801)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,574)	(18,035)	(1,508)	(15,350)	(716)	(2,847)	(8,002)	(12,019)
Adjustments to maintain reserves	54	(220)	(1)	(173)	15	(58)	56	(266)

Net equity transactions	195,047	1,233,269	(3,516,387)	(5,077,494)	(167,973)	(988,443)	(2,327,061)	(661,814)

Net change in contract owners’ equity	(2,307,138)	2,337,373	(5,408,820)	(6,063,471)	(68,736)	(1,260,270)	(2,552,820)	2,221,792
Contract owners’ equity beginning of period	12,909,532	10,572,159	10,150,079	16,213,550	1,030,716	2,290,986	11,207,725	8,985,933

Contract owners’ equity end of period	$10,602,394	12,909,532	4,741,259	10,150,079	961,980	1,030,716	8,654,905	11,207,725

CHANGES IN UNITS:
Beginning units	496,353	465,553	528,975	836,193	167,540	294,555	419,506	440,399
Units purchased	1,126,634	985,625	742,787	917,802	1,213,287	427,060	690,688	835,789
Units redeemed	(1,165,045)	(954,825)	(956,628)	(1,225,020)	(1,241,360)	(554,075)	(776,334)	(856,682)

Ending units	457,942	496,353	315,134	528,975	139,467	167,540	333,860	419,506

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RTEL		RTRF		RUTL		RVWDL
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(6,062)	(3,122)	(63,705)	(66,032)	17,943	6,070	(4,861)	(7,165)
Realized gain (loss) on investments	20,212	(17,374)	(30)	914,195	109,768	459,700	(59,250)	(39,164)
Change in unrealized gain (loss) on investments	(157,020)	34,431	(1,086,786)	97,412	(5,829)	(198,676)	(4,511)	16,664
Reinvested capital gains	16,025	13,009	174,235	-	22,175	79,457	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(126,845)	26,944	(976,286)	945,575	144,057	346,551	(68,622)	(29,665)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,006	34,544	133,892	248,393	38,502	73,266	18,770	6,574
Transfers between funds	749,934	(272,779)	(1,798,411)	(541,617)	1,156,128	(850,401)	(24,292)	28,489
Redemptions (note 3)	(31,993)	(200,088)	(290,607)	(631,590)	(578,938)	(650,562)	(19,267)	(17,508)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(38)	(8)	(1,467)	(3,802)	(1,888)	(1,274)	(116)	(1)
Adjustments to maintain reserves	16	(76)	(76)	(163)	(31)	(101)	(12)	(40)

Net equity transactions	721,925	(438,407)	(1,956,669)	(928,779)	613,773	(1,429,072)	(24,917)	17,514

Net change in contract owners’ equity	595,080	(411,463)	(2,932,955)	16,796	757,830	(1,082,521)	(93,539)	(12,151)
Contract owners’ equity beginning of period	582,335	993,798	6,057,552	6,040,756	3,740,981	4,823,502	336,591	348,742

Contract owners’ equity end of period	$1,177,415	582,335	3,124,597	6,057,552	4,498,811	3,740,981	243,052	336,591

CHANGES IN UNITS:
Beginning units	58,362	102,863	183,274	224,030	199,593	280,829	50,443	61,576
Units purchased	406,466	646,686	289,445	583,779	1,100,727	675,609	309,698	631,834
Units redeemed	(337,873)	(691,187)	(356,211)	(624,535)	(1,065,184)	(756,845)	(318,818)	(642,967)

Ending units	126,955	58,362	116,508	183,274	235,136	199,593	41,323	50,443

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	GVFRB		RHYS		TRHS2		VVGGS
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$165,517	214,127	60,176	42,004	(109,555)	(66,913)	5,711	(3,413)
Realized gain (loss) on investments	(108,423)	154,573	(71,583)	49,596	179,678	682	(85,356)	(18,559)
Change in unrealized gain (loss) on investments	(404,389)	(111,066)	(43,040)	(981)	(1,032,750)	946,587	(76,006)	(4,110)
Reinvested capital gains	-	-	-	-	627,924	307,154	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(347,295)	257,634	(54,447)	90,619	(334,703)	1,187,510	(155,651)	(26,082)

Equity transactions:
Purchase payments received from contract owners (note 3)	147,300	282,348	17,908	8,832	3,587,939	3,032,942	461,332	239,999
Transfers between funds	1,143,345	(7,868,351)	(271,028)	(193,383)	(278,428)	(272,773)	1,888,398	281,914
Redemptions (note 3)	(763,539)	(1,487,237)	(203,684)	(167,984)	(178,257)	(68,308)	(156,330)	(12,406)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(631)	(466)	(11)	(3)
Contingent deferred sales charges (note 2)	(4,663)	(3,532)	(2,306)	(74)	(1,067)	(539)	(23)	(180)
Adjustments to maintain reserves	24	(201)	38	21	(16)	(96)	3,746	(3)

Net equity transactions	522,467	(9,076,973)	(459,072)	(352,588)	3,129,540	2,690,760	2,197,112	509,321

Net change in contract owners’ equity	175,172	(8,819,339)	(513,519)	(261,969)	2,794,837	3,878,270	2,041,461	483,239
Contract owners’ equity beginning of period	11,665,235	20,484,574	1,667,959	1,929,928	7,527,628	3,649,358	483,239	-

Contract owners’ equity end of period	$11,840,407	11,665,235	1,154,440	1,667,959	10,322,465	7,527,628	2,524,700	483,239

CHANGES IN UNITS:
Beginning units	1,057,242	1,886,568	148,622	180,571	740,093	451,417	45,104	-
Units purchased	805,567	1,053,088	207,363	109,663	613,104	390,590	388,425	132,086
Units redeemed	(763,634)	(1,882,414)	(250,854)	(141,612)	(335,429)	(101,914)	(149,327)	(86,982)

Ending units	1,099,175	1,057,242	105,131	148,622	1,017,768	740,093	284,202	45,104

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	VWHAS		VWHA		VEEMS		WRASP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(64,692)	(42,617)	(59,436)	(66,501)	(374)	-	49,986	13,135
Realized gain (loss) on investments	168,636	114,280	(4,980)	221,571	(67)	-	(445,993)	(1,759,538)
Change in unrealized gain (loss) on investments	(1,992,109)	(15,293)	(1,076,144)	(399,240)	(12,806)	-	(1,137,581)	4,235,827
Reinvested capital gains	-	-	-	-	-	-	592,764	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,888,165)	56,370	(1,140,560)	(244,170)	(13,247)	-	(940,824)	2,489,424

Equity transactions:
Purchase payments received from contract owners (note 3)	1,955,443	2,443,151	34,913	225,555	90,972	-	173,471	658,061
Transfers between funds	(360,727)	(57,803)	(250,904)	(722,170)	32,611	-	(962,789)	(1,262,363)
Redemptions (note 3)	(121,936)	(93,199)	(418,475)	(577,240)	-	-	(1,155,389)	(1,951,788)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(260)	(189)	-	-	-	-	(67)	(72)
Contingent deferred sales charges (note 2)	(194)	(1,681)	(2,216)	(3,425)	-	-	(4,618)	(8,620)
Adjustments to maintain reserves	-	(56)	(7)	(147)	(9)	-	24	(291)

Net equity transactions	1,472,326	2,290,223	(636,689)	(1,077,427)	123,574	-	(1,949,368)	(2,565,073)

Net change in contract owners’ equity	(415,839)	2,346,593	(1,777,249)	(1,321,597)	110,327	-	(2,890,192)	(75,649)
Contract owners’ equity beginning of period	5,382,630	3,036,037	4,178,307	5,499,904	-	-	16,243,300	16,318,949

Contract owners’ equity end of period	$4,966,791	5,382,630	2,401,058	4,178,307	110,327	-	13,353,108	16,243,300

CHANGES IN UNITS:
Beginning units	565,610	309,007	688,632	877,139	-	-	1,246,020	1,460,461
Units purchased	403,079	446,849	310,219	388,806	14,262	-	95,752	230,833
Units redeemed	(231,079)	(190,246)	(438,315)	(577,313)	-	-	(244,772)	(445,274)

Ending units	737,610	565,610	560,536	688,632	14,262	-	1,097,000	1,246,020

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	WRENG		NOVMH2		PIVEM2		NLFOSP
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$(15,773)	(3,528)	-	353,465	-	(7,226)	-	(10,532)
Realized gain (loss) on investments	(59,831)	41,045	-	(1,672,804)	-	150,463	-	29,907
Change in unrealized gain (loss) on investments	(503,756)	(180,531)	-	1,561,859	-	(3,519)	-	(44,326)
Reinvested capital gains	-	-	-	-	-	-	-	133,805

Net increase (decrease) in contract owners’ equity resulting from operations	(579,360)	(143,014)	-	242,520	-	139,718	-	108,854

Equity transactions:
Purchase payments received from contract owners (note 3)	332,386	535,449	-	79,096	-	661	-	117,028
Transfers between funds	251,354	(179,022)	-	(3,242,044)	-	(526,158)	-	(3,125,884)
Redemptions (note 3)	(38,147)	(12,460)	-	(2,497,350)	-	(35,880)	-	(111,487)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(90)	(63)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(78)	-	-	(1,348)	-	(183)	-	-
Adjustments to maintain reserves	25	(44)	-	(49)	-	(47)	-	(19)

Net equity transactions	545,450	343,860	-	(5,661,695)	-	(561,607)	-	(3,120,362)

Net change in contract owners’ equity	(33,910)	200,846	-	(5,419,175)	-	(421,889)	-	(3,011,508)
Contract owners’ equity beginning of period	1,097,925	897,079	-	5,419,175	-	421,889	-	3,011,508

Contract owners’ equity end of period	$1,064,015	1,097,925	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	121,565	85,714	-	627,989	-	62,739	-	298,392
Units purchased	123,994	84,727	-	14,515	-	61,672	-	13,368
Units redeemed	(64,696)	(48,876)	-	(642,504)	-	(124,411)	-	(311,760)

Ending units	180,863	121,565	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	NVFIP		NVFMGP		RVAMR		RVBER
	2018	2017	2018	2017	2018	2017	2018	2017
Investment activity:
Net investment income (loss)	$-	(2,077)	-	(18,745)	-	(4,004)	-	(3,370)
Realized gain (loss) on investments	-	3,790	-	91,305	-	152,381	-	133,146
Change in unrealized gain (loss) on investments	-	12,550	-	(17,502)	-	(65,971)	-	(79,174)
Reinvested capital gains	-	-	-	102,245	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	14,263	-	157,303	-	82,406	-	50,602

Equity transactions:
Purchase payments received from contract owners (note 3)	-	50,168	-	73,540	-	446	-	100
Transfers between funds	-	(1,365,116)	-	(5,180,377)	-	(1,925,668)	-	(1,358,779)
Redemptions (note 3)	-	(1,448)	-	(111,665)	-	(126,345)	-	(127,999)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(5)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(33)	-	-
Adjustments to maintain reserves	-	(15)	-	(10)	-	(360)	-	(32)

Net equity transactions	-	(1,316,416)	-	(5,218,512)	-	(2,051,960)	-	(1,486,710)

Net change in contract owners’ equity	-	(1,302,153)	-	(5,061,209)	-	(1,969,554)	-	(1,436,108)
Contract owners’ equity beginning of period	-	1,302,153	-	5,061,209	-	1,969,554	-	1,436,108

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	132,510	-	481,577	-	160,546	-	126,569
Units purchased	-	8,891	-	7,921	-	2,895	-	17,533
Units redeemed	-	(141,401)	-	(489,498)	-	(163,441)	-	(144,102)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2018 and 2017

	RVCLR
	2018	2017
Investment activity:
Net investment income (loss)	$-	27,758
Realized gain (loss) on investments	-	(5,284)
Change in unrealized gain (loss) on investments	-	(20,858)
Reinvested capital gains	-	41,243

Net increase (decrease) in contract owners’ equity resulting from operations	-	42,859

Equity transactions:
Purchase payments received from contract owners (note 3)	-	100
Transfers between funds	-	(2,439,082)
Redemptions (note 3)	-	(16,596)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	4

Net equity transactions	-	(2,455,574)

Net change in contract owners’ equity	-	(2,412,715)
Contract owners’ equity beginning of period	-	2,412,715

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	214,319
Units purchased	-	2,044
Units redeemed	-	(216,363)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS

December 31, 2018

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

LEGG MASON

LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)

LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)

LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)

DREYFUS CORPORATION

Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)

INVESCO INVESTMENTS

IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)

IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)

IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)

NORTHERN LIGHTS

NL VT - 7Twelve Balanced Portfolio (NO7TB)

NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)

NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)

AB FUNDS

AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)

AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)

ALPS FUNDS

ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)

AMERICAN CENTURY INVESTORS, INC.

AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)

AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)

AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)

AC VP Inc - AC VP Value Fund: Class I (ACVV)

AMERICAN FUNDS GROUP (THE)

AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

AFIS(R) - Intnl Fund: Class 4 (AMVI4)

AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

AFIS(R) - New World Fund: Class 4 (AMVNW4)

AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)

BLACKROCK FUNDS

BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)

BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)

BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)

BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)

BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)

COLUMBIA FUNDS MANAGEMENT COMPANY

CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)

CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)

CREDIT SUISSE ASSET MANAGEMENT

CS Trust - Commodity Return SP (CSCRS)

DELAWARE FUNDS BY MACQUARIE

DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)

EATON VANCE FUNDS

EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED INVESTORS

Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

FIDELITY INVESTMENTS

FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)

FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)

FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)

FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)

FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)

FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)

FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)

FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)

FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)

FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)

FID VIPs - EM Portfolio: SC 2 (FEMS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)

FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)

FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)

JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)

JANUS HENDERSON INVESTORS

Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)

Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)

Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)

Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)

LAZARD FUNDS

LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)

LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)

MAINSTAY FUNDS

MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)

MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)

MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)

MFS(R) VIT - MFS Utilities Series: SC (MVUSC)

MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)

MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)

MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)

MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

NW VIT - NVIT Bond Index Fund: Class I (NVBX)

NW VIT - NVIT Intnl Index Fund: Class I (NVIX)

NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)

NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)

NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)

NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)

NW VIT - AF NVIT Bond Fund: Class II (GVABD2)

NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)

NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)

NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)

NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)

NW VIT - NVIT EM Fund: Class I (GEM)

NW VIT - NVIT EM Fund: Class II (GEM2)

NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)

NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)

NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)

NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)

NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)

NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)

NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)

NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)

NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)

NW VIT - NVIT NW Fund: Class I (TRF)

NW VIT - NVIT NW Fund: Class II (TRF2)

NW VIT - NVIT Gov Bond Fund: Class I (GBF)

NW VIT - NVIT Gov Bond Fund: Class II (GBF2)

NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)

NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)

NW VIT - NVIT ID CAF: Class II (NVDCA2)

NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)

NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)

NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)

NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)

NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)

NW VIT - NVIT Gov MM Fund: Class I (SAM)

NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)

NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)

NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)

NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)

NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)

NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)

NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)

NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)

NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)

NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)

NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)

NW VIT - NVIT Real Estate Fund: Class II (NVRE2)

NW VIT - NVIT Gov MM Fund: Class II (NVMM2)

NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)

NW VIT - NVIT DFA CAF: Class II (NVLCA2)

NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)

NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)

NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)

NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)

NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)

NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)

NEUBERGER & BERMAN MANAGEMENT, INC.

NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)

OPPENHEIMER FUNDS

OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)

OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)

OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)

PIMCO FUNDS

PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)

PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)

PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)

PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)

PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)

PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)

GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)

GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

AMUNDI PIONEER

Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)

PRO FUNDS

ProFund VP UltraShort NASDAQ-100 (PROUSN)

ProFund VP Access High Yield Fund (PROAHY)

ProFund VP Asia 30 (PROA30)

ProFund VP Banks (PROBNK)

ProFund VP Basic Materials (PROBM)

ProFund VP Bear (PROBR)

ProFund VP Biotechnology (PROBIO)

ProFund VP Bull (PROBL)

ProFund VP Consumer Goods (PROCG)

ProFund VP Consumer Services (PROCS)

ProFund VP EM (PROEM)

ProFund VP Europe 30 (PROE30)

ProFund VP Financials (PROFIN)

ProFund VP Health Care (PROHC)

ProFund VP Industrials (PROIND)

ProFund VP Intnl (PROINT)

ProFund VP Internet (PRONET)

ProFund VP Japan (PROJP)

ProFund VP NASDAQ-100 (PRON)

ProFund VP Oil & Gas (PROOG)

ProFund VP Pharmaceuticals (PROPHR)

ProFund VP Precious Metals (PROPM)

ProFund VP Real Estate (PRORE)

ProFund VP Rising Rates Opportunity (PRORRO)

ProFund VP Semiconductor (PROSCN)

ProFund VP Short EM (PROSEM)

ProFund VP Short Intnl (PROSIN)

ProFund VP Short NASDAQ-100 (PROSN)

ProFund VP Technology (PROTEC)

ProFund VP Telecommunications (PROTEL)

ProFund VP US Gov Plus (PROGVP)

ProFund VP UltraNASDAQ-100 (PROUN)

ProFund VP Utilities (PROUTL)

PUTNAM INVESTMENTS

Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)

GUGGENHEIM INVESTMENTS

GGH Variable Fund - Global Managed Futures Strategy (RVMFU)

GGH Variable Fund - Long Short Equity Fund (RSRF)

Rydex VT - Banking Fund (RBKF)

Rydex VT - Basic Materials Fund (RBMF)

Rydex VT - Biotechnology Fund (RBF)

Rydex VT - Commodities Strategy Fund (RVCMD)

Rydex VT - Consumer Products Fund (RCPF)

Rydex VT - Dow 2x Strategy Fund (RVLDD)

Rydex VT - Electronics Fund (RELF)

Rydex VT - Energy Fund (RENF)

Rydex VT - Energy Services Fund (RESF)

Rydex VT - Europe 125x Strategy Fund (RLCE)

Rydex VT - Financial Services Fund (RFSF)

Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)

Rydex VT - Health Care Fund (RHCF)

Rydex VT - Internet Fund (RINF)

Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)

Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex VT - Inverse S&P 500 Strategy Fund (RUF)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

Rydex VT - Japan 2x Strategy Fund (RLCJ)

Rydex VT - Leisure Fund (RLF)

Rydex VT - Mid-Cap 15x Strategy Fund (RMED)

GGH Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex VT - NASDAQ-100(R) Fund (ROF)

Rydex VT - Nova Fund (RNF)

Rydex VT - Precious Metals Fund (RPMF)

Rydex VT - Real Estate Fund (RREF)

Rydex VT - Retailing Fund (RRF)

Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)

Rydex VT - S&P 500 2x Strategy Fund (RTF)

Rydex VT - S&P 500 Pure Growth Fund (RVLCG)

Rydex VT - S&P 500 Pure Value Fund (RVLCV)

Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex VT - Technology Fund (RTEC)

Rydex VT - Telecommunications Fund (RTEL)

Rydex VT - Transportation Fund (RTRF)

Rydex VT - Utilities Fund (RUTL)

Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)

GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

Rydex VT - High Yield Strategy Fund (RHYS)

T. ROWE PRICE

T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)

VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)

VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIPT - EM Fund: Class S (VEEMS)

IVY INVESTMENTS

Ivy VIP - Asset Strategy: Class II (WRASP)

Ivy VIP - Energy: Class II (WRENG)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2018 and for each of the years in the two-year period ended December 31, 2018. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2018 or from January 1, 2018 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2017, the financial statements are as of December 31, 2018 and for the period from the inception date to December 31, 2017 or from January 1, 2017 to the liquidation date:

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Inception Date	Liquidation Date
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	6/26/2018
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	5/10/2017
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	5/5/2017
FID VIPs - EM Portfolio: SC 2 (FEMS2)	5/21/2018
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/22/2018
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	5/3/2017
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)	6/9/2017
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)		4/27/2018
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	6/6/2018
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)	5/18/2017
VanEck VIPT - EM Fund: Class S (VEEMS)	6/19/2018
NL VT - Mariner Managed Futures SP: Class 2 (obsolete) (NOVMH2)		3/20/2017
Pioneer VCT - Pioneer EM VCT Portfolio: Class II (obsolete) (PIVEM2)		11/1/2017
NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (obsolete) (NLFOSP)		4/21/2017
NW VIT - NVIT Flexible Fixed Income Fund: Class P (obsolete) (NVFIP)		4/21/2017
NW VIT - NVIT Flexible Moderate Growth Fund: Class P (obsolete) (NVFMGP)		4/21/2017
GGH Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)		2/24/2017
GGH Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)		2/24/2017
GGH Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)		2/24/2017

For the two-year period ended December 31, 2018, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BR VSF Inc - BR High Yield VI Fund: Class III	BlackRock High Yield V.I. Fund -Class III	9/17/2018
BRVTR3	BR VSF Inc - BR Total Return VI Fund: Class III	BlackRock Total Return V.I. Fund -Class III	9/17/2018
CLVQF2	CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2	Variable Portfolio - AQR Managed Futures Strategy Fund: Class 2	4/30/2018
NVOLG2	NW VIT - NVIT Dynamic US Growth Fund: Class II	NVIT Large Cap Growth Fund - Class II	7/13/2018
PMVFAD	PIMCO VIT - IB Portfolio (unhedged): Advisor Class	Foreign Bond Portfolio (Unhedged) - Advisor Class	7/30/2018
PMVGBD	PIMCO VIT - GB OP (Unhedged): Advisor Class	Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class	7/30/2018
PMUBA	PIMCO VIT - Dynamic Bond Portfolio: Advisor Class	Variable Insurance Trust - Unconstrained Bond Portfolio - Advisor Class	7/30/2018
PMVFHV	PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class	Foreign Bond Portfolio (U.S. Dollar-Hedged) - Advisor Class	7/30/2018
EIF2	NW VIT - BR NVIT Equity Dividend Fund: Class II	Invesco NVIT Comstock Value Fund - Class II	1/10/2017

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2018 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.20% to 3.10%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.45% - 1.30% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Four Year CDSC Option	0.35%
No CDSC Option	0.20% - 0.40%
Highest Anniversary Death Benefit Option	0.20% - 0.30%
Highest Anniversary or 5% Enhanced Death Benefit Option	0.25%
Return of Premium Enhanced Death Benefit Option	0.20%
3% Extra Value Credit Option	0.40% - 0.45%
4% Extra Value Credit Option	0.55%
iFLEX Option	0.60%

108

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2018:

	Total	LPWHY2	LPVCA2	SBVI	SBVSG2	DVMCSS	IVBRA2	AVIE2

0.45%	$215,578	$423	$-	$-	$-	$581	$325	$-
0.65%	40,299	147	-	-	-	148	51	-
0.70%	2,244	-	-	-	-	-	-	-
0.80%	154	-	-	-	-	-	-	-
0.85%	840,786	2,212	17,458	-	1,022	16,701	1,326	2,043
0.90%	637	-	-	-	-	-	-	-
0.95%	9,749	-	-	-	-	-	-	-
1.00%	2,446,242	8,785	5,893	-	10,641	9,124	3,958	2,688
1.05%	270,779	489	-	-	-	-	2,198	-
1.10%	3,290	-	-	-	-	-	-	-
1.15%	1,432,285	1,264	1,878	-	551	1,486	1,051	657
1.20%	1,301,805	4,203	1,307	-	7,223	4,242	2,241	3,078
1.25%	3,526,190	5,494	-	-	-	5,884	9,054	-
1.30%	1,861,055	3,707	6,397	23,247	8,990	13,194	4,433	1,910
1.35%	3,407,805	5,740	622	-	4,992	10,678	7,186	419
1.40%	657,117	4,430	-	-	-	1,552	531	-
1.45%	821,989	3,575	-	-	-	1,392	8,318	-
1.50%	74,962	-	-	-	-	-	-	-
1.55%	2,798,998	4,497	205	-	31	12,160	1,876	23
1.60%	2,260,020	1,629	-	-	-	2,672	4,749	-
1.65%	2,731,040	5,894	57	-	721	3,598	2,497	-
1.80%	1,431,169	1,644	-	-	-	11,164	6,700	-
1.85%	404,160	3,955	-	-	-	335	2,983	-
1.90%	1,547,462	1,475	-	-	-	19	3,031	-
1.95%	460,664	565	-	-	-	363	1,962	-
2.00%	152,803	155	-	-	-	497	202	-
2.05%	7,952	-	-	-	-	-	-	-
2.10%	484,520	2,261	-	-	-	143	342	-
2.15%	295,549	400	-	-	-	3,203	-	-
2.20%	83,703	-	-	-	-	-	-	-
2.25%	4,252	-	-	-	-	-	-	-
2.30%	24,716	-	-	-	-	-	-	-
2.35%	49,497	81	-	-	-	156	-	-
2.40%	6,929	-	-	-	-	-	1,075	-
2.45%	56,654	-	-	-	-	103	248	-
2.50%	37,271	-	-	-	-	3,743	-	-

Totals	$29,750,325	$63,025	$33,817	$23,247	$34,171	$103,138	$66,337	$10,818

	IVEW52	NO7TB	NOVPI2	NOTBBA	ALVBWB	ALVIVB	AAEIP3	ARLPE3

0.45%	$-	$-	$226	$4,303	$-	$-	$43	$176
0.65%	-	-	-	301	178	-	-	106
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	4,302	-	-	11	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	27,414	13	-	22	-	115	2,953	1,776
1.05%	4,930	-	-	-	-	-	-	371
1.10%	-	-	-	-	-	-	-	-
1.15%	6,106	1,395	908	1,351	2,309	-	2,493	514
1.20%	11,487	-	-	177	-	-	1,950	659
1.25%	-	2,882	7,593	61,699	677	-	5,727	5,269
1.30%	24,534	-	-	-	-	16	1,328	2,977
1.35%	11,911	2,466	298	8,382	4,249	137	5,334	2,538
1.40%	-	-	-	14	247	-	609	176
1.45%	-	761	3,328	6,519	-	-	1,096	2,560
1.50%	-	-	-	-	-	-	-	-
1.55%	713	6,731	7,212	44,379	87	157	8,355	2,238
1.60%	-	407	17,354	12,347	2,301	-	5,295	3,402
1.65%	2,382	737	24,745	162,235	687	171	1,803	1,168
1.80%	-	871	3,416	41,745	646	-	2,655	608
1.85%	-	203	3,197	8,188	-	-	1,841	1,244
1.90%	-	4,040	7,949	6,154	1,433	-	1,479	1,700
1.95%	-	2,044	5,072	3,519	830	-	744	640
2.00%	-	-	117	564	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	1,922	440	19,470	-	-	683	580
2.15%	-	-	746	-	-	-	150	-
2.20%	-	-	-	7,356	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	6	41	59	-	-	-	106
2.40%	-	-	743	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	171
2.50%	-	-	62	3,011	-	-	-	-

Totals	$93,779	$24,478	$83,447	$391,806	$13,644	$596	$44,538	$28,979

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	ACVIG	ACVIP2	ACVU1	ACVV	AMVGS4	AMVI4	AMVBC4	AMVNW4

0.45%	$707	$945	$-	$1,312	$401	$-	$-	$-
0.65%	333	509	-	349	153	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	239	7,703	-	343	1,110	7,172	33,643	19,243
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	201	-	-	-	-
1.00%	-	8,224	-	-	7,452	19,846	47,090	21,521
1.05%	-	-	-	-	-	-	2,264	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,759	6,767	10,528	12,250	2,930	6,280	2,362	3,707
1.20%	-	7,393	-	-	7,057	13,285	35,516	15,036
1.25%	30,643	21,326	-	29,358	10,118	-	-	-
1.30%	-	7,106	-	-	9,941	17,980	39,933	13,248
1.35%	20,494	11,158	5,031	35,112	5,802	3,978	17,470	7,332
1.40%	5,623	2,501	1,125	10,351	495	-	-	-
1.45%	4,252	6,751	-	9,659	7,209	-	-	-
1.50%	-	-	-	-	-	-	-	507
1.55%	30,470	28,491	123	37,597	5,423	1,805	7,549	10
1.60%	23,006	14,886	204	15,239	5,894	-	-	-
1.65%	17,713	12,059	-	11,117	3,613	851	2,476	282
1.80%	4,023	7,000	-	8,238	1,630	-	-	-
1.85%	3,228	7,072	-	3,920	849	-	-	-
1.90%	25,446	4,879	-	12,722	2,178	-	-	-
1.95%	3,352	4,876	-	8,664	2,815	-	-	-
2.00%	234	26	-	13	717	-	-	-
2.05%	-	-	-	1,198	-	-	-	-
2.10%	2,603	1,012	-	2,991	1,842	-	-	-
2.15%	3,620	1,885	-	3,740	792	-	-	-
2.20%	5,867	438	-	28	-	-	-	-
2.25%	-	-	-	900	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	33	296	-	3,037	272	-	-	-
2.40%	-	-	-	44	-	-	-	-
2.45%	112	865	-	946	91	-	-	-
2.50%	586	182	-	259	-	-	-	-

Totals	$191,343	$164,350	$17,011	$209,588	$78,784	$71,197	$188,303	$80,886

	AMVCB4	BRVHY3	BRVTR3	BRVED3	MLVGA3	BRVDA3	CLVHY2	CLVQF2

0.45%	$428	$-	$186	$213	$2,501	$855	$54	$64
0.65%	52	-	-	1	370	245	-	241
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	77	-	-	-
0.85%	10,218	1,194	213	9,022	6,960	-	540	1,667
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	127	-	-	-
1.00%	17,367	26,996	3,532	9,147	14,835	-	2,582	5,574
1.05%	10,274	7,940	-	2,250	2,123	-	-	318
1.10%	-	-	-	-	-	-	-	-
1.15%	4,405	1,337	958	3,763	13,903	28	46	1,197
1.20%	11,676	9,661	1,709	6,739	14,291	-	1,610	2,273
1.25%	10,367	-	7,272	8,843	60,056	3,109	658	758
1.30%	19,597	20,543	2,493	5,942	9,382	-	585	2,435
1.35%	18,672	22,142	2,672	9,390	49,830	1,758	1,081	4,066
1.40%	2,979	-	-	741	13,533	-	47	7,066
1.45%	15,563	-	2,138	1,972	11,002	601	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	10,563	1,449	1,076	6,960	43,951	1,029	465	468
1.60%	5,659	-	1,823	6,257	25,289	279	5,934	-
1.65%	15,859	3,073	1,101	813	60,502	651	1,204	530
1.80%	5,543	-	1,415	1,074	24,247	404	-	-
1.85%	3,084	-	108	5	8,634	290	54	285
1.90%	2,117	-	251	9,201	27,113	-	481	-
1.95%	1,214	-	-	1,186	8,791	2,016	166	-
2.00%	45	-	-	367	8,655	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,567	-	505	5,514	3,083	123	-	96
2.15%	841	-	-	1,539	1,148	-	-	-
2.20%	-	-	-	-	2,241	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	49	-	-	-	-
2.35%	-	-	-	162	380	-	-	-
2.40%	209	-	-	-	-	-	-	-
2.45%	-	-	-	236	936	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$168,299	$94,335	$27,452	$91,386	$413,960	$11,388	$15,507	$27,038

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	CSCRS	DWVSVS	ETVFR	FQB	FC2	FAM2	FB2	FEI2

0.45%	$359	$-	$863	$-	$-	$147	$2,796	$2,398
0.65%	144	-	88	-	-	441	53	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1,418	7,047	-	-	-	2,326	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	121	-	-	-
1.00%	357	13,440	20,880	-	-	-	49,698	-
1.05%	-	461	762	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	934	1,456	5,984	-	19,451	326	2,368	15,201
1.20%	-	5,671	10,770	-	-	-	12,419	-
1.25%	2,337	-	30,699	-	-	1,592	6,630	17,217
1.30%	-	13,139	16,662	68	-	-	25,470	-
1.35%	285	6,297	27,398	-	38,306	1,250	24,656	27,527
1.40%	43	-	4,881	-	16,475	41	1,030	5,128
1.45%	589	-	9,766	-	-	470	3,346	3,614
1.50%	-	-	-	-	-	-	-	-
1.55%	652	253	15,536	-	7,684	271	19,798	14,373
1.60%	1,570	-	13,529	-	4,312	718	5,484	13,846
1.65%	266	306	25,993	-	-	327	16,180	13,276
1.80%	516	-	24,543	-	-	917	14,896	24,078
1.85%	44	-	3,150	-	-	-	9,609	1,285
1.90%	424	-	2,606	-	-	721	3,457	2,582
1.95%	97	-	1,862	-	-	360	431	3,218
2.00%	-	-	2,099	-	-	24	-	2,107
2.05%	-	-	-	-	-	-	-	-
2.10%	262	-	3,549	-	-	-	5,317	363
2.15%	-	-	549	-	-	-	-	3,458
2.20%	-	-	180	-	-	-	1,897	1,929
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	6	-	201	-	-	-	1,231	364
2.40%	-	-	36	-	-	-	-	-
2.45%	-	-	718	-	-	-	-	3,142
2.50%	-	-	1,083	-	-	-	87	449

Totals	$8,885	$42,441	$231,434	$68	$86,349	$7,605	$209,179	$155,556

	FGI2	FG2	FHI2	FIGBP2	FRESS2	FVSIS2	FEMS2	FTVIS2

0.45%	$17	$7,776	$10,688	$1,131	$10	$500	$-	$1,976
0.65%	68	673	98	-	28	249	-	575
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,423	37,465	-	5,679	1,548	1,336	-	3,306
0.90%	-	-	-	-	-	-	-	-
0.95%	-	300	-	-	-	-	-	-
1.00%	14,989	43,344	-	14,151	11,793	18,532	169	20,352
1.05%	373	1,445	-	-	-	-	-	2,914
1.10%	-	-	-	-	-	-	-	-
1.15%	5,811	26,198	2,177	2,650	725	5,571	15	3,104
1.20%	6,515	28,179	-	4,202	5,247	6,605	20	8,618
1.25%	3,262	67,604	11,387	1,393	1,145	25,042	34	23,209
1.30%	14,029	40,140	-	6,666	9,412	17,024	44	13,814
1.35%	10,148	54,291	4,412	12,228	18,135	9,952	111	22,393
1.40%	1,145	9,787	215	154	-	1,438	-	2,458
1.45%	1,956	18,570	4,685	3,441	12	6,705	19	16,712
1.50%	-	2,460	-	1,048	-	-	-	-
1.55%	8,165	62,933	1,231	5,689	2,169	18,910	321	24,354
1.60%	822	51,370	5,066	979	93	9,980	237	19,448
1.65%	5,515	35,061	3,796	1,629	431	18,006	486	39,750
1.80%	6,535	67,063	609	1,417	232	5,769	6	20,065
1.85%	570	8,088	463	886	472	3,172	-	6,965
1.90%	1,912	38,763	2,922	1,628	68	6,347	25	2,298
1.95%	1,019	11,374	2,322	-	-	3,812	-	7,965
2.00%	294	6,168	265	-	-	306	-	2,083
2.05%	-	277	-	-	-	-	-	2,096
2.10%	252	23,584	944	160	-	1,961	-	21,273
2.15%	165	8,091	75	-	-	96	120	11,015
2.20%	-	8,911	-	-	-	627	-	2,411
2.25%	-	-	-	-	-	-	-	-
2.30%	602	699	-	-	-	-	-	-
2.35%	2,422	4,483	-	-	-	662	-	5,244
2.40%	-	45	-	-	-	-	-	548
2.45%	2,025	4,796	824	-	-	835	-	407
2.50%	-	3,207	1,136	-	-	-	-	17

Totals	$92,034	$673,145	$53,315	$65,131	$51,520	$163,437	$1,607	$285,370

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	FTVMD2	FTVGI2	FTVFA2	JPIGA2	JPIIB2	JABS	JAMGS	JAFBS

0.45%	$548	$1,381	$229	$-	$-	$-	$-	$-
0.65%	-	154	278	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,422	14,348	1,318	1,619	104	4,380	2,962	878
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	244	-	-	-	-	-
1.00%	4,517	40,199	5,466	1,667	1,288	19,763	29,994	14,490
1.05%	3,171	5,890	-	-	-	-	392	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,376	5,446	11,412	66	33	-	2,090	1,817
1.20%	2,072	25,038	1,705	7,759	249	8,421	15,999	12,196
1.25%	16,064	6,298	6,739	-	-	-	-	-
1.30%	7,970	25,260	4,103	390	1,104	22,121	17,562	11,577
1.35%	7,347	33,605	5,714	3,558	4,584	14,705	8,869	4,737
1.40%	694	9,681	5,957	-	-	-	-	-
1.45%	6,640	2,396	607	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	29,015	8,230	912	329	-	3,600	319	89
1.60%	6,994	3,276	1,738	-	-	-	-	-
1.65%	4,329	13,766	2,406	1,590	207	4,928	1,309	773
1.80%	1,648	1,284	1,064	-	-	-	-	-
1.85%	2,110	3,648	12	-	-	-	-	-
1.90%	10,279	1,845	445	-	-	-	-	-
1.95%	2,162	2,578	1,068	-	-	-	-	-
2.00%	992	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,361	425	-	-	-	-	-	-
2.15%	448	767	-	-	-	-	-	-
2.20%	-	24	231	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	420	31	-	-	-	-	-	-
2.40%	119	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-

Totals	$112,698	$205,570	$51,648	$16,978	$7,569	$77,918	$79,496	$46,557

	JAGTS	LZREMS	LOVTRC	LOVSDC	MNCPS2	MV3MVS	MVBRES	MVGTAS

0.45%	$-	$1,061	$90	$-	$67	$-	$-	$31
0.65%	-	288	-	-	275	-	-	148
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	5,085	5,563	3,700	11,963	979	2,180	1,552	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	20,025	27,887	13,572	11,962	10,081	9,929	11,638	2,183
1.05%	1,431	776	-	-	187	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,352	8,946	783	1,503	873	1,270	-	173
1.20%	14,796	10,273	4,256	4,931	3,248	4,669	2,411	2,025
1.25%	-	11,329	2,520	-	579	-	-	3,215
1.30%	30,652	13,228	6,609	10,973	4,129	12,100	8,407	1,342
1.35%	8,491	12,928	5,066	19,608	2,419	4,257	1,683	2,196
1.40%	-	10,093	1,048	-	4,251	-	-	3,320
1.45%	-	6,209	-	-	841	-	-	2,796
1.50%	164	-	-	-	-	-	-	-
1.55%	479	34,995	4,655	482	853	438	269	2,996
1.60%	-	10,729	68	-	435	-	-	1,869
1.65%	2,185	20,152	1,396	242	2,809	321	77	3,948
1.80%	-	5,810	-	-	1,084	-	-	1,532
1.85%	-	2,912	2,286	-	360	-	-	1,228
1.90%	-	3,252	479	-	-	-	-	2,108
1.95%	-	5,043	565	-	2,891	-	-	636
2.00%	-	41	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	2,114	882	-	198	-	-	310
2.15%	-	292	151	-	-	-	-	-
2.20%	-	239	-	-	-	-	-	649
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	100	-	-	-	-	-	-
2.40%	-	127	-	-	-	-	-	-
2.45%	-	103	-	-	-	-	-	137
2.50%	-	21	-	-	-	-	-	-

Totals	$84,660	$194,511	$48,126	$61,664	$36,559	$35,164	$26,037	$32,842

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	MVUSC	MVIVSC	MGRFV	MSGI2	MSEMB	MSVGT2	VKVGR2	DTRTFB

0.45%	$-	$-	$82	$364	$163	$-	$236	$-
0.65%	-	-	323	29	42	-	199	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	949	42,772	509	1,247	5,139	-	7,255	152
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	5,898	44,786	6,313	12,693	25,422	1,954	35,637	359
1.05%	-	1,090	-	115	1,258	-	1,935	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	1,612	1,865	2,542	1,578	629	3,432	301
1.20%	793	14,451	4,018	3,491	9,716	358	16,165	276
1.25%	-	-	8,938	11,783	8,146	4,908	8,653	4
1.30%	7,537	31,515	2,843	13,341	12,240	449	18,036	981
1.35%	1,272	15,090	4,212	4,259	11,832	2,144	18,181	47
1.40%	-	-	3,325	8,329	12,818	56	12,757	-
1.45%	-	-	7,424	3,472	3,675	1,573	4,615	-
1.50%	-	-	-	168	-	-	-	-
1.55%	471	903	5,840	7,183	7,614	1,639	22,606	-
1.60%	-	-	5,380	2,793	7,840	1,628	10,991	-
1.65%	1,530	1,016	4,007	4,692	14,648	1,330	16,008	261
1.80%	-	-	707	1,474	3,312	1,372	2,819	-
1.85%	-	-	589	1,300	6,921	208	6,106	5
1.90%	-	-	464	1,142	2,311	2,752	4,008	-
1.95%	-	-	487	314	3,155	-	2,160	-
2.00%	-	-	222	67	9	28	65	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	99	1,363	479	3,037	1,117	-
2.15%	-	-	11	-	347	8	384	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	84	-	-	-
2.40%	-	-	1,001	445	-	-	420	-
2.45%	-	-	-	37	-	-	-	-
2.50%	-	-	-	-	120	-	52	-

Totals	$18,450	$153,235	$58,659	$82,643	$138,869	$24,073	$193,837	$2,387

	NVBX	NVIX	NAMGI2	NAMAA2	NVAMV2	GVAAA2	GVABD2	GVAGG2

0.45%	$407	$1,893	$-	$-	$-	$4,683	$-	$-
0.65%	119	896	-	-	-	760	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6,915	23,094	9,786	-	1,011	30,179	3,769	26,968
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	65,184	55,319	9,107	11,023	10,001	95,780	21,325	59,049
1.05%	3,248	11,359	-	2,650	-	-	-	8,539
1.10%	-	-	-	-	-	-	-	-
1.15%	10,341	22,870	78	-	871	25,641	809	1,785
1.20%	28,867	36,359	11,677	5,193	6,498	67,267	12,178	20,437
1.25%	28,078	11,960	-	-	-	93,917	-	-
1.30%	36,795	36,143	4,825	2,612	10,060	56,888	11,176	25,860
1.35%	22,395	30,672	82	2,708	2,686	92,731	7,919	20,326
1.40%	1,184	1,131	-	-	-	19,356	-	-
1.45%	1,194	6,913	-	-	-	32,512	-	-
1.50%	-	14,269	-	-	-	-	-	-
1.55%	6,029	31,326	543	-	97	67,268	80	27
1.60%	6,174	26,606	-	-	-	45,055	-	-
1.65%	21,751	17,195	544	2,113	203	130,534	255	244
1.80%	17,439	9,782	-	-	-	39,367	-	-
1.85%	7,076	3,154	-	-	-	17,785	-	-
1.90%	1,779	16,166	-	-	-	36,707	-	-
1.95%	4,655	6,900	-	-	-	12,693	-	-
2.00%	-	149	-	-	-	5,636	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	462	4,134	-	-	-	22,935	-	-
2.15%	-	489	-	-	-	11,091	-	-
2.20%	79	360	-	-	-	7,773	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	62	-	-
2.35%	1,537	525	-	-	-	185	-	-
2.40%	-	-	-	-	-	242	-	-
2.45%	-	-	-	-	-	2,529	-	-
2.50%	-	8	-	-	-	1,684	-	-

Totals	$271,708	$369,672	$36,642	$26,299	$31,427	$921,260	$57,511	$163,235

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	GVAGR2	GVAGI2	HIBF	GEM	GEM2	NVIE6	NVNMO2	NVNSR2

0.45%	$-	$-	$-	$307	$-	$-	$35	$-
0.65%	-	-	-	577	-	-	8	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	17,457	12,746	633	-	814	39	1,710	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	143	-	-	-	-	-
1.00%	73,457	43,675	9,522	-	4,474	3,914	6,104	8,379
1.05%	3,606	7,358	23,563	-	-	1,906	5,248	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,322	5,451	6,032	3,332	654	1,078	733	-
1.20%	60,543	32,216	889	-	2,291	5,249	1,856	546
1.25%	-	-	1,052	18,973	-	-	3,056	-
1.30%	46,905	68,359	7,018	-	1,813	3,733	3,509	1,050
1.35%	28,826	25,723	6,493	5,199	11,848	5,846	5,443	733
1.40%	-	-	1,648	396	-	-	401	-
1.45%	-	-	-	3,146	-	-	2,128	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,803	1,046	7,159	9,035	-	-	6,500	254
1.60%	-	-	132	19,271	-	-	1,117	-
1.65%	3,689	10,851	1,730	6,889	2,225	60	3,719	-
1.80%	-	-	-	7,775	-	-	593	-
1.85%	-	-	-	1,214	-	-	230	-
1.90%	-	-	99	8,293	-	-	820	-
1.95%	-	-	-	1,380	-	-	858	-
2.00%	-	-	-	109	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	3,757	-	-	1,995	-
2.15%	-	-	-	1,892	-	-	-	-
2.20%	-	-	-	184	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	195	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	28	-	-	-	-
2.50%	-	-	-	55	-	-	-	-

Totals	$238,608	$207,425	$66,113	$92,007	$24,119	$21,825	$46,063	$10,962

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVCBD2

0.45%	$573	$1,687	$-	$38	$675	$307	$71	$-
0.65%	-	-	-	212	19	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3,066	760	4,198	4,624	-	1,143	-	466
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	700	-
1.00%	2,967	9,415	1,376	7,206	6,353	5,641	1,838	4,817
1.05%	-	-	-	-	12,457	-	-	5,679
1.10%	-	-	-	-	-	-	-	-
1.15%	1,440	4,764	10,113	10,458	12,104	8,710	342	-
1.20%	6,755	1,715	1,465	1,220	4,143	103	3,563	13,167
1.25%	52,305	38,179	25,002	13,424	32,046	33,147	14,352	-
1.30%	2,937	1,402	5,092	5,594	10,063	786	482	4,386
1.35%	3,599	16,535	2,762	10,902	26,651	10,717	10,760	2,534
1.40%	567	3,281	353	680	6,282	6,769	6,326	-
1.45%	1,900	5,398	9,725	992	18,640	4,470	1,606	-
1.50%	-	-	-	-	-	-	-	-
1.55%	70,644	17,251	27,585	6,497	19,309	2,442	4,077	-
1.60%	10,124	25,003	38,426	11,911	69,855	25,791	9,979	-
1.65%	7,534	21,296	47,293	25,264	83,621	21,747	32,787	1,182
1.80%	1,388	9,774	13,073	881	15,647	4,106	4,297	-
1.85%	105	8,692	25,646	723	6,151	558	347	-
1.90%	3,010	9,080	15,973	86,441	9,663	3,358	5,369	-
1.95%	434	471	11,924	6,009	16,680	1,279	4,693	-
2.00%	-	5,500	5,044	1,175	3,846	954	380	-
2.05%	-	-	-	-	-	-	-	-
2.10%	392	591	1,529	-	3,530	242	216	-
2.15%	-	356	955	4,206	3,085	734	1,378	-
2.20%	-	2,210	-	1,865	4,044	698	1,788	-
2.25%	-	-	-	8	-	-	-	-
2.30%	-	1,109	224	102	-	-	7,538	-
2.35%	-	345	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,721	2,604	-
2.50%	-	238	627	-	1,131	567	82	-

Totals	$169,740	$185,052	$248,385	$200,432	$365,995	$135,990	$115,575	$32,231

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVLCP2	TRF	TRF2	GBF	GBF2	GVIDA	NVDBL2	NVDCA2

0.45%	$673	$854	$-	$1,571	$-	$171	$921	$109
0.65%	45	-	-	-	-	67	228	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	57	-	-	37	454	-	-	9,370
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	261	-	-	-	-
1.00%	4,412	311	3,478	-	2,904	2,690	18,043	16,239
1.05%	11	-	-	-	4,940	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,876	264	-	10,866	-	8,103	1,784	186
1.20%	541	-	45	-	1,500	822	793	1,142
1.25%	11,141	7,234	-	5,737	-	9,136	8,560	8,886
1.30%	2,961	-	706	-	6,803	1,685	7,552	32,542
1.35%	3,296	1,440	128	12,659	5,175	21,587	22,632	12,479
1.40%	267	933	-	3,245	-	676	1,876	17
1.45%	1,380	789	-	4,067	-	60	5,482	3,474
1.50%	-	-	-	-	-	-	-	-
1.55%	8,733	3,281	-	19,325	977	4,054	4,622	18,183
1.60%	7,836	1,543	-	4,403	-	29,982	2,472	15,687
1.65%	16,595	13,124	50	6,875	605	9,984	15,882	21,806
1.80%	4,102	714	-	2,126	-	6,024	360	3,774
1.85%	386	190	-	327	-	-	-	643
1.90%	3,476	1,322	-	4,034	-	3,618	1,663	8,536
1.95%	2,415	337	-	807	-	438	793	1,487
2.00%	-	60	-	76	-	-	1,180	-
2.05%	-	-	-	-	-	-	-	-
2.10%	388	1,262	-	2,289	-	2,218	2,083	970
2.15%	545	167	-	56	-	-	374	-
2.20%	602	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	4
2.30%	-	95	-	-	-	-	1,054	4,320
2.35%	-	175	-	381	-	-	-	-
2.40%	38	-	-	-	-	-	-	-
2.45%	-	213	-	-	-	1,748	-	-
2.50%	-	-	-	93	-	-	-	-

Totals	$72,776	$34,308	$4,407	$79,235	$23,358	$103,063	$98,354	$159,854

	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG6	GVDIV2

0.45%	$70	$2,060	$732	$1,520	$532	$-	$595	$938
0.65%	391	703	36	-	264	-	116	109
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	6,470	38,401	3,070	6,013	28,989	-	777	267
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	21,354	115,373	67,449	36,333	76,266	-	1,029	2,264
1.05%	-	21,834	2,245	-	5,290	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,053	40,877	20,175	13,001	21,364	-	11,723	12,751
1.20%	7,568	81,431	15,727	23,248	32,939	-	-	60
1.25%	4,135	14,830	6,852	19,045	29,140	-	17,711	4,037
1.30%	3,115	83,630	35,951	13,225	67,137	670	852	1,047
1.35%	54,346	124,093	49,881	90,104	26,718	-	6,355	6,876
1.40%	4,205	23,927	7,683	8,568	1,145	-	2,229	2,046
1.45%	828	28,058	2,901	14	4,239	-	994	2,415
1.50%	-	-	-	-	11,347	-	-	-
1.55%	15,765	54,164	18,275	10,373	14,003	-	19,404	24,564
1.60%	10,198	25,972	15,233	9,913	13,403	-	6,756	12,145
1.65%	45,007	81,219	13,543	37,555	40,332	-	2,689	6,400
1.80%	3,057	3,859	5,895	6,451	11,501	-	2,927	4,592
1.85%	2,457	14,329	1,873	2,376	3,455	-	332	5
1.90%	3,354	14,431	10,043	16,916	9,375	-	10,289	11,165
1.95%	2,820	16,452	3,953	7,833	6,188	-	2,554	2,247
2.00%	449	8,687	-	-	545	-	56	213
2.05%	-	-	-	-	-	-	-	-
2.10%	-	385	-	761	1,734	-	1,441	3,131
2.15%	1,725	-	188	147	190	-	1,305	451
2.20%	-	-	-	639	165	-	-	205
2.25%	-	-	-	-	-	-	-	-
2.30%	-	278	-	-	-	-	-	-
2.35%	-	826	-	-	56	-	-	-
2.40%	-	-	-	-	-	-	80	96
2.45%	-	1,710	3,460	-	-	-	-	48
2.50%	1,608	385	-	92	-	-	8	9

Totals	$205,975	$797,914	$285,165	$304,127	$406,317	$670	$90,222	$98,081

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVMLG2	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.45%	$1,124	$1,856	$-	$559	$1,283	$396	$-	$1,085
0.65%	244	213	-	162	94	272	-	80
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	215	2,045	-	347	1,231	-	1,346	235
0.90%	-	-	-	-	-	-	-	-
0.95%	-	111	-	-	-	-	-	50
1.00%	3,492	4,556	-	7,348	9,128	-	6,718	12
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,942	13,106	161	8,047	3,139	2,755	608	1,361
1.20%	1,889	480	-	1,910	3,183	-	1,701	-
1.25%	10,413	13,632	-	16,159	14,358	16,511	-	9,781
1.30%	1,724	4,193	-	5,852	9,969	-	5,034	-
1.35%	4,839	10,314	428	11,244	15,878	4,110	363	6,134
1.40%	2,004	2,620	783	738	2,063	854	-	2,526
1.45%	2,355	2,184	-	6,696	3,532	3,173	-	803
1.50%	-	-	-	-	-	-	-	-
1.55%	29,305	35,604	44	9,383	11,844	10,237	28	5,351
1.60%	5,300	6,411	44	7,672	8,590	9,443	-	11,057
1.65%	9,863	14,913	-	8,077	8,430	8,677	240	7,397
1.80%	21,993	20,884	-	18,576	7,935	17,590	-	6,179
1.85%	181	2,060	-	554	1,020	1,782	-	834
1.90%	3,286	9,531	-	8,926	5,044	8,611	-	2,419
1.95%	9,712	8,513	-	4,689	4,479	3,829	-	728
2.00%	1,771	1,384	-	707	1,678	849	-	1,052
2.05%	267	-	-	-	-	-	-	-
2.10%	5,521	5,257	-	20,677	4,307	17,846	-	3,382
2.15%	2,874	4,404	-	1,082	504	502	-	469
2.20%	289	452	-	-	778	-	-	574
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	62	-	-	-
2.35%	191	10	-	380	193	44	-	360
2.40%	178	201	-	127	89	124	-	91
2.45%	75	130	-	72	340	74	-	63
2.50%	3,692	12	-	221	19	223	-	12

Totals	$131,739	$165,076	$1,460	$140,205	$119,170	$107,902	$16,038	$62,035

	SCVF2	SCF	SCF2	MSBF	NVSTB2	NVOLG2	NVTIV3	EIF2

0.45%	$-	$395	$-	$1,210	$1,123	$72	$-	$-
0.65%	-	9	-	185	776	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	213	3	7,804	3,236	5,126	5,125	610	2,454
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	2,538	19	2,360	10,706	17,028	8,655	3,455	7,904
1.05%	-	-	-	17	1,026	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,831	4,116	19	6,042	13,297	3,696	1,187	2,739
1.20%	4,402	211	1,211	9,921	6,168	9,123	1,313	1,932
1.25%	-	15,461	-	18,877	12,527	6,874	-	-
1.30%	7,070	-	3,425	10,361	10,609	12,150	4,624	7,838
1.35%	5,170	14,487	549	39,439	30,046	15,685	282	5,321
1.40%	-	3,530	-	4,256	161	334	-	-
1.45%	-	868	-	5,942	6,262	1,933	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	13,356	-	19,065	45,764	12,343	-	906
1.60%	-	4,971	-	4,035	11,550	8,748	-	-
1.65%	80	3,075	217	13,953	10,848	2,405	19	531
1.80%	-	2,754	-	4,346	1,374	8,236	-	-
1.85%	-	191	-	826	6,228	475	-	-
1.90%	-	1,283	-	8,674	7,207	5,516	-	-
1.95%	-	696	-	5,735	3,309	840	-	-
2.00%	-	-	-	351	133	46	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	166	-	3,605	800	482	-	-
2.15%	-	-	-	419	242	-	-	-
2.20%	-	-	-	1,654	464	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	126	31	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,580	-	-
2.50%	-	-	-	21	18	3,157	-	-

Totals	$21,304	$65,591	$15,585	$173,002	$192,117	$107,475	$11,490	$29,625

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	NVRE2	NVMM2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2

0.45%	$44	$38,524	$1,006	$154	$117	$-	$-	$-
0.65%	585	5,393	-	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2,421	11,307	200	-	-	2,231	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	119	-	-	-	-	-	-
1.00%	3,577	47,971	6,415	6,187	2,945	2,971	3,624	11,243
1.05%	-	24,440	-	-	-	-	-	-
1.10%	-	224	-	-	-	-	-	-
1.15%	870	164,795	107	516	512	-	-	79
1.20%	5,393	48,867	4,989	1,951	47	275	3,024	878
1.25%	4,194	210,925	26,964	7,052	489	611	2,985	2,116
1.30%	4,293	31,105	1,218	2,485	2,136	5	733	2,559
1.35%	6,366	383,787	44	4,117	1,045	451	12,548	-
1.40%	640	99,929	691	452	24	-	526	-
1.45%	1,285	70,728	-	269	649	161	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,590	193,536	1,639	5,085	3,953	6,236	1,554	3,556
1.60%	1,532	182,564	28,371	7,997	591	619	2,940	215
1.65%	3,035	300,060	10,040	10,097	13,826	-	5,075	1,288
1.80%	582	163,095	5,557	147	506	222	326	332
1.85%	748	24,436	-	1,993	2,659	-	749	4,035
1.90%	1,672	81,325	9,034	5,985	429	835	-	925
1.95%	1,095	28,132	-	264	533	20	143	2,175
2.00%	-	21,026	-	-	-	72	-	28
2.05%	-	63	-	-	-	-	-	-
2.10%	287	43,845	-	363	768	750	-	65
2.15%	49	27,442	1,539	1,941	-	924	-	-
2.20%	-	1,574	-	1,269	563	-	-	-
2.25%	-	1,203	-	-	-	-	-	-
2.30%	-	5,820	-	-	-	-	-	-
2.35%	-	2,897	6	-	-	23	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	6,824	817	-	-	-	-	-
2.50%	242	3,138	-	-	-	-	-	-

Totals	$41,535	$2,225,094	$98,637	$58,324	$31,792	$16,406	$34,227	$29,494

	NVSIX2	GVEX1	NVMGA2	NBARMS	OVIGS	OVGSS	OVSCS	PMVIV

0.45%	$1,318	$4,279	$73	$1	$-	$713	$-	$222
0.65%	321	1,877	-	-	-	919	-	61
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	29,772	110,936	1,320	-	1,802	17,070	4,043	15,858
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	56,469	283,477	6,154	4,324	9,903	8,262	15,491	7,261
1.05%	4,399	53,606	1,457	-	-	-	247	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,592	69,507	31	1,406	1,423	5,325	181	8,403
1.20%	26,962	156,780	659	11	3,436	8,193	7,860	5,369
1.25%	20,541	191,393	521	402	-	24,546	-	2,624
1.30%	39,783	256,043	1,791	2,928	8,127	6,442	16,172	4,333
1.35%	38,196	201,208	1,415	95	1,317	6,577	8,329	8,631
1.40%	805	3,043	-	-	-	1,246	-	-
1.45%	8,370	47,085	537	1,139	-	4,552	-	2,415
1.50%	5,064	39,605	-	-	-	-	-	-
1.55%	10,500	113,018	2,363	803	116	12,277	803	3,941
1.60%	13,746	74,597	666	-	-	8,697	-	361
1.65%	16,394	85,045	206	383	1,015	10,280	1,026	6,026
1.80%	21,070	74,856	210	2	-	6,126	-	475
1.85%	2,260	32,477	-	89	-	1,436	-	3,285
1.90%	10,881	207,557	1,168	-	-	7,749	-	5,033
1.95%	3,666	22,530	-	133	-	1,612	-	95
2.00%	113	1,663	-	-	-	564	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	755	6,614	-	567	-	6,655	-	638
2.15%	3,566	412	-	-	-	2,823	-	198
2.20%	-	1,948	650	-	-	-	-	127
2.25%	-	-	-	-	-	-	-	-
2.30%	-	58	-	-	-	-	-	-
2.35%	29	3,933	-	-	-	4	-	-
2.40%	-	-	-	-	-	245	-	-
2.45%	-	991	-	-	-	178	-	-
2.50%	-	172	-	-	-	305	-	-

Totals	$329,572	$2,044,710	$19,221	$12,283	$27,139	$142,796	$54,152	$75,356

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD

0.45%	$929	$249	$884	$2,430	$162	$340	$444	$8,465
0.65%	247	298	124	1,141	166	313	24	510
0.70%	-	-	-	-	50	73	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	436	101	17,013	7	1,949	26	34
0.90%	-	-	-	-	-	-	-	-
0.95%	34	-	-	-	-	191	187	306
1.00%	3,391	2,882	576	38,058	1,935	5,944	-	-
1.05%	-	1	-	742	-	739	6	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,134	11,768	8,362	11,102	382	2,755	739	18,184
1.20%	450	1,190	-	10,862	301	3,352	-	-
1.25%	4,439	1,883	29,200	23,534	4,359	8,452	13,389	37,384
1.30%	1,207	1,818	-	19,663	1,440	1,681	-	-
1.35%	33,933	6,611	30,426	35,609	451	6,347	1,896	74,723
1.40%	665	39	1,578	5,115	-	366	1,370	8,978
1.45%	4,176	382	17,803	10,973	860	866	3,507	15,212
1.50%	-	-	-	-	162	-	-	-
1.55%	23,194	6,861	44,571	54,667	3,671	4,813	7,651	41,978
1.60%	3,621	6,013	11,796	13,612	3,003	2,521	19,159	29,016
1.65%	19,064	1,739	14,050	38,209	1,553	5,758	8,183	63,912
1.80%	402	601	5,444	7,182	17,780	1,388	3,248	7,442
1.85%	1,397	301	3,024	8,098	634	343	3,865	1,200
1.90%	40,937	4,944	14,373	9,804	1,687	3,618	3,880	12,394
1.95%	1,261	870	13,964	3,128	709	595	3,008	1,735
2.00%	57	234	228	1,039	138	-	205	854
2.05%	-	-	1,819	-	-	-	-	-
2.10%	562	1,647	1,144	324	346	160	674	3,607
2.15%	645	-	344	647	-	149	548	2,572
2.20%	-	-	1,813	1,716	-	38	-	88
2.25%	-	-	1,349	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	228	141	5,058	708	141	71	335	182
2.40%	-	-	-	-	-	-	-	-
2.45%	22	-	846	739	39	-	41	-
2.50%	-	-	363	11	13	-	142	72

Totals	$143,995	$50,908	$209,240	$316,126	$39,989	$52,822	$72,527	$328,848

	PMUBA	PMVSTA	PMVFHV	GVGMNS	GVHQFA	GVSIA	GVMSAS	PIHYB2

0.45%	$79	$-	$70	$-	$75	$3	$-	$-
0.65%	1	-	34	-	32	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	952	2,081	531	-	4,498	117	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	135
1.00%	2,157	12,603	276	550	6,372	226	142	-
1.05%	-	2,225	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	240	-	13,654	-	27,072	95	-	221
1.20%	768	7,098	163	263	725	704	-	-
1.25%	5,820	-	509	592	2,124	469	-	88
1.30%	1,218	16,369	204	-	3,889	761	-	-
1.35%	3,931	8,398	167	199	9,101	887	83	1,157
1.40%	932	-	-	-	305	-	-	444
1.45%	7,548	-	65	3,300	1,467	1,726	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	13,598	243	373	1,769	3,823	63	-	1,992
1.60%	3,753	-	510	1,025	1,007	76	-	171
1.65%	3,684	989	755	1,129	1,431	126	-	153
1.80%	1,169	-	131	665	1,770	62	-	-
1.85%	4,011	-	349	1,116	917	123	-	-
1.90%	4,261	-	152	178	717	1,102	-	-
1.95%	984	-	145	-	3,026	140	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	365	-	-	-
2.10%	507	-	-	351	185	10	-	-
2.15%	178	-	241	47	356	-	-	-
2.20%	1,320	-	153	-	1,869	-	-	-
2.25%	-	-	-	-	271	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	957	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	263	-	-	740	-	-	-	-
2.50%	-	-	-	-	70	-	-	-

Totals	$57,374	$50,006	$18,482	$11,924	$72,424	$6,690	$225	$4,361

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PROUSN	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL

0.45%	$15	$20,604	$261	$261	$314	$206	$673	$5,026
0.65%	-	1,319	13	25	142	102	278	1,094
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	129	-	-	5	-	247	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	150	-	-	76	-	-	148
1.05%	-	122	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	129	8,852	1,152	729	397	228	1,728	6,979
1.20%	-	-	-	211	-	-	-	-
1.25%	34	43,859	5,927	4,521	7,229	1,401	16,915	22,240
1.30%	-	-	-	-	-	-	-	-
1.35%	337	40,370	2,094	2,623	2,708	161	5,034	5,039
1.40%	216	2,466	108	123	172	94	834	63
1.45%	8	3,092	196	2,446	1,884	1,330	2,686	1,862
1.50%	-	-	-	-	-	-	-	-
1.55%	170	37,499	3,455	6,888	1,668	644	13,080	6,861
1.60%	1,900	19,093	3,425	6,916	7,353	635	11,428	24,590
1.65%	148	65,365	297	2,406	23,016	593	3,841	24,919
1.80%	51	53,188	2,234	4,349	3,963	634	7,450	4,576
1.85%	14	696	798	312	359	433	787	2,939
1.90%	134	7,443	4,496	4,772	5,871	214	12,476	2,489
1.95%	15	1,152	273	522	534	16	1,869	7,328
2.00%	16	168	-	162	99	-	667	44
2.05%	-	-	-	-	-	-	-	-
2.10%	651	4,864	176	2,278	947	-	1,086	2,978
2.15%	294	602	-	5,692	7,381	-	8,018	-
2.20%	-	-	-	355	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	7	-	44	-	235
2.35%	-	-	-	151	-	-	-	45
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	58	-	-	106	35
2.50%	-	-	-	-	-	-	213	561

Totals	$4,132	$311,033	$24,905	$45,807	$64,118	$6,735	$89,416	$120,051

	PROCG	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT

0.45%	$76	$793	$1,103	$39	$173	$204	$915	$1,125
0.65%	21	-	115	20	3	257	42	53
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	211	346	12	9	-	-	-	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	6	6	93	-	-	72
1.05%	-	-	4	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	966	2,774	2,077	2,541	4,372	2,379	4,192	1,008
1.20%	-	-	-	-	-	-	-	-
1.25%	4,626	19,671	18,194	5,156	10,353	29,402	14,079	12,871
1.30%	-	-	-	-	-	-	-	-
1.35%	2,407	4,356	8,261	3,951	7,550	6,826	9,801	2,232
1.40%	573	974	423	1,020	212	844	1,351	8
1.45%	2,236	4,380	2,832	5,557	2,835	4,889	3,947	1,337
1.50%	-	-	-	-	-	-	-	-
1.55%	5,240	5,558	7,618	7,697	11,405	25,710	9,167	5,635
1.60%	7,450	25,155	8,361	9,344	10,090	23,012	18,960	2,547
1.65%	4,875	28,525	4,589	1,865	15,297	22,685	28,646	3,359
1.80%	4,600	4,179	8,591	10,398	12,814	12,969	7,215	1,410
1.85%	442	1,370	1,447	1,637	1,396	2,749	971	284
1.90%	1,192	4,440	6,531	8,741	5,971	6,991	13,668	5,604
1.95%	150	878	1,162	225	919	5,215	1,148	350
2.00%	263	363	282	204	105	908	245	113
2.05%	51	-	3	-	58	-	-	-
2.10%	126	3,328	3,141	1,440	3,115	3,142	343	-
2.15%	-	1,331	1,953	2,181	1,087	8,004	450	208
2.20%	-	-	-	-	703	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	188	100	-	-	31	182	-
2.40%	-	-	-	69	11	38	-	-
2.45%	-	-	25	232	51	-	-	-
2.50%	184	84	-	-	102	183	-	-

Totals	$35,689	$108,693	$76,830	$62,332	$88,715	$156,438	$115,322	$38,236

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PRONET	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO

0.45%	$504	$20	$2,003	$251	$19	$201	$30	$195
0.65%	13	140	1,724	221	-	359	1	65
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	6	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	4,397	138	2,469	1,146	703	1,560	970	278
1.20%	-	-	-	-	-	-	-	-
1.25%	27,363	7,108	50,235	25,796	2,821	6,818	8,836	975
1.30%	-	-	-	-	-	-	-	-
1.35%	12,795	706	8,260	5,163	1,091	960	545	1,185
1.40%	641	296	1,280	567	79	371	336	90
1.45%	8,546	4,202	7,828	3,145	1,614	858	828	394
1.50%	-	-	-	-	-	-	-	-
1.55%	11,620	4,910	19,399	10,468	6,341	5,436	6,179	456
1.60%	12,857	3,368	22,879	26,464	5,094	2,810	3,559	2,242
1.65%	23,077	948	14,106	25,719	1,370	1,569	4,514	1,109
1.80%	7,755	631	14,709	8,582	2,990	5,413	918	1,407
1.85%	4,812	236	2,150	391	258	886	1,017	104
1.90%	5,544	628	16,832	14,958	2,166	1,279	5,082	1,212
1.95%	1,831	269	1,422	2,622	219	1,919	957	603
2.00%	987	-	295	547	47	133	163	-
2.05%	-	-	-	203	-	277	-	-
2.10%	305	-	983	891	1,953	511	884	1,341
2.15%	2,108	280	6,867	24,550	7,280	5,122	2	448
2.20%	-	-	-	-	-	90	-	-
2.25%	-	-	-	153	-	196	-	-
2.30%	-	-	173	19	-	7	-	-
2.35%	139	-	462	905	86	911	-	30
2.40%	-	-	-	-	-	-	-	-
2.45%	137	-	80	-	9	-	-	-
2.50%	-	-	-	47	211	64	6	-

Totals	$125,431	$23,880	$174,258	$152,808	$34,351	$37,750	$34,827	$12,135

	PROSCN	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN

0.45%	$149	$6	$21	$119	$358	$11	$244	$650
0.65%	3	4	-	-	505	-	23	126
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	4	12	-	349	-	-	9
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	525	288	41	90	3,178	182	652	6,001
1.20%	-	-	-	-	224	-	-	-
1.25%	9,482	612	444	355	22,485	913	1,960	24,147
1.30%	-	-	-	-	-	-	-	-
1.35%	5,503	72	14	237	8,293	212	746	4,226
1.40%	227	36	199	156	1,407	99	204	780
1.45%	1,869	336	326	21	3,900	851	211	986
1.50%	-	-	-	-	-	-	-	-
1.55%	3,528	1,297	497	75	9,097	1,127	1,355	3,502
1.60%	18,860	5,914	1,463	480	27,090	977	2,237	24,349
1.65%	3,252	83	30	69	22,731	1,441	416	2,907
1.80%	1,418	11	34	910	23,933	975	2,213	5,232
1.85%	637	79	48	11	1,087	49	211	681
1.90%	6,238	391	365	74	5,746	364	959	3,447
1.95%	145	76	378	-	5,901	216	27	668
2.00%	20	11	34	-	1,206	27	-	363
2.05%	-	-	-	-	-	-	-	-
2.10%	1,564	45	56	158	7,723	63	2,226	3,743
2.15%	724	24	64	13	12,169	155	4,651	1,009
2.20%	-	-	-	-	-	-	-	43
2.25%	-	-	-	-	-	-	-	-
2.30%	10	2	8	10	-	-	-	108
2.35%	31	-	-	-	-	65	28	8
2.40%	-	-	-	-	56	-	-	-
2.45%	34	-	-	-	-	-	-	174
2.50%	-	-	-	-	214	-	-	398

Totals	$54,219	$9,291	$4,034	$2,778	$157,652	$7,727	$18,363	$83,557

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	PROUTL	PVEIB	RVMFU	RSRF	RBKF	RBMF	RBF	RVCMD

0.45%	$300	$-	$88	$75	$516	$311	$841	$65
0.65%	33	-	8	257	129	80	32	170
0.70%	-	-	-	-	-	176	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	21	1,254	1,558	-	-	-	-	-
0.90%	-	-	-	-	-	19	108	-
0.95%	-	-	-	-	-	467	-	-
1.00%	-	15,787	10,568	1,730	3	1	-	-
1.05%	-	1,503	573	-	5	3	1	-
1.10%	-	-	68	162	-	-	-	-
1.15%	1,838	2,316	1,244	10,319	2,806	7,139	6,298	1,853
1.20%	-	7,168	5,094	525	-	-	26	-
1.25%	16,486	-	2,567	13,416	4,179	5,564	23,039	4,511
1.30%	-	19,951	5,348	954	-	-	-	-
1.35%	1,502	2,466	6,766	13,346	5,397	11,489	19,334	4,753
1.40%	232	-	612	3,266	1,886	3,509	8,309	380
1.45%	3,461	-	2,914	6,526	2,468	1,127	5,302	810
1.50%	-	-	-	-	-	-	-	-
1.55%	4,159	472	12,880	30,314	6,419	6,455	15,626	3,645
1.60%	17,158	-	3,730	4,485	3,361	3,472	13,053	1,629
1.65%	8,191	79	7,412	6,630	1,621	3,242	9,402	411
1.80%	16,893	-	1,424	453	1,842	1,437	7,172	1,211
1.85%	1,765	-	1,281	902	138	391	1,288	168
1.90%	5,033	-	5,686	5,124	5,161	11,282	11,786	1,630
1.95%	2,120	-	586	1,234	84	510	2,295	270
2.00%	407	-	157	387	159	32	224	420
2.05%	221	-	-	-	-	-	-	-
2.10%	845	-	16	470	1,330	132	3,618	1,280
2.15%	2,463	-	8	43	679	635	6,754	445
2.20%	-	-	-	-	-	132	58	-
2.25%	168	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	625	-	-	-	58	-	6	73
2.40%	-	-	-	-	-	-	-	-
2.45%	39	-	195	189	33	53	147	-
2.50%	43	-	-	-	-	-	478	6

Totals	$84,003	$50,996	$70,783	$100,807	$38,274	$57,658	$135,197	$23,730

	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB

0.45%	$84	$387	$244	$408	$142	$178	$372	$3,094
0.65%	61	57	123	4	270	11	27	887
0.70%	160	-	179	147	-	-	141	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	43	-	112	-	-	-	81
0.90%	65	-	75	13	-	-	-	-
0.95%	513	-	554	252	-	-	425	-
1.00%	274	-	-	-	-	-	894	6
1.05%	-	-	5	-	2	-	1	41
1.10%	-	-	-	-	-	-	-	38
1.15%	9,872	20,723	4,455	7,446	2,066	5,734	5,675	12,680
1.20%	214	217	70	12	7	-	332	-
1.25%	14,013	6,393	6,619	22,081	8,559	1,120	17,883	2,668
1.30%	-	-	-	-	-	-	102	-
1.35%	16,719	16,056	14,974	14,761	7,165	10,291	18,198	6,488
1.40%	8,353	1,197	7,714	5,028	964	1,123	4,758	3,520
1.45%	1,160	474	1,459	5,548	2,451	5	2,059	1,686
1.50%	-	-	-	-	-	-	-	-
1.55%	12,887	9,399	3,282	14,370	6,379	6,916	11,054	7,469
1.60%	5,503	3,135	16,394	18,120	11,672	1,182	7,201	11,017
1.65%	2,619	3,623	3,245	7,992	5,738	180	4,514	1,707
1.80%	2,067	59,358	618	13,007	4,126	-	1,852	1,605
1.85%	640	109	811	1,526	433	134	740	110
1.90%	5,648	2,754	4,391	19,957	8,338	282	10,215	3,280
1.95%	582	557	289	1,223	1,223	80	474	2,355
2.00%	861	83	-	310	32	1	869	1,129
2.05%	-	-	-	-	-	-	-	5
2.10%	439	747	471	2,927	237	507	674	2,320
2.15%	580	1,591	1	8,319	603	54	831	111
2.20%	58	257	-	84	-	-	997	-
2.25%	-	-	-	-	-	-	-	-
2.30%	62	-	-	-	-	-	-	-
2.35%	181	473	12	177	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,128	-	-	-	-	-	-
2.50%	-	345	-	-	6	-	352	-

Totals	$83,615	$129,106	$65,985	$143,824	$60,413	$27,798	$90,640	$62,297

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF

0.45%	$938	$538	$37	$291	$-	$173	$93	$51
0.65%	80	215	28	9	-	1	29	-
0.70%	149	240	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	97	-	-	40	-	1	10	2
0.90%	81	-	-	-	-	-	-	-
0.95%	289	566	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	3	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	8,683	7,619	781	3,827	168	426	646	3,198
1.20%	221	-	-	-	-	-	-	-
1.25%	36,718	8,859	1,532	691	448	538	552	1,235
1.30%	-	-	-	-	-	-	-	-
1.35%	23,364	18,535	2,228	2,748	288	419	1,495	4,423
1.40%	12,061	12,791	957	253	23	41	797	554
1.45%	7,229	1,884	1,029	1,194	346	154	1,445	297
1.50%	-	-	-	-	-	-	-	-
1.55%	27,139	13,535	1,738	1,156	615	1,101	1,555	834
1.60%	19,622	3,825	2,208	1,310	33	541	503	743
1.65%	9,871	2,386	681	198	34	81	90	190
1.80%	8,691	2,449	27,476	279	115	366	414	517
1.85%	1,627	490	113	16	-	-	60	534
1.90%	13,550	3,296	695	254	162	776	1,249	599
1.95%	2,091	2,279	141	101	11	102	152	84
2.00%	612	61	735	113	-	44	76	11
2.05%	19	-	-	10	-	-	-	-
2.10%	5,347	2,855	1,993	208	111	222	111	114
2.15%	3,590	899	161	3	69	58	64	69
2.20%	-	522	-	-	-	-	918	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	1	-	-	-	1	-
2.35%	749	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	315	-	-	-	-	-	-	-
2.50%	-	169	-	-	-	-	-	-

Totals	$183,136	$84,021	$42,534	$12,701	$2,423	$5,044	$10,260	$13,455

	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF

0.45%	$112	$115	$129	$380	$5,901	$6,258	$2,446	$155
0.65%	12	59	-	364	36	14	181	240
0.70%	-	224	-	-	-	-	-	73
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	905	27	160	31	14
0.90%	-	-	-	-	-	-	-	6
0.95%	-	571	-	-	-	-	-	432
1.00%	-	-	-	1,743	-	-	-	-
1.05%	-	1	-	-	-	-	-	-
1.10%	-	-	-	278	-	859	1,025	-
1.15%	2,772	6,907	6,138	4,759	14,427	23,472	46,705	11,270
1.20%	-	-	209	236	-	-	-	14
1.25%	686	3,270	9,448	16,743	272,197	50,974	6,669	20,237
1.30%	-	-	-	2,336	-	-	-	-
1.35%	4,030	12,994	8,958	7,953	19,527	31,122	46,793	18,033
1.40%	1,655	7,943	2,026	269	8,265	4,868	4,627	12,886
1.45%	12	1,740	2	3,323	556	8,653	325	2,304
1.50%	-	-	-	-	-	-	-	-
1.55%	1,719	7,115	11,960	15,475	14,309	63,137	14,612	12,518
1.60%	2,643	2,690	3,440	4,526	8,097	39,561	2,346	8,909
1.65%	150	1,454	1,309	9,394	12,948	31,946	4,812	6,693
1.80%	253	1,770	1,406	393	11,116	19,682	126	4,364
1.85%	240	171	-	749	158	3,618	852	619
1.90%	308	1,227	298	3,187	8,298	28,647	2,733	4,802
1.95%	47	90	135	2,011	1,096	6,377	260	951
2.00%	1	-	-	548	1,103	6,142	5,947	1,303
2.05%	-	-	-	-	117	14	-	62
2.10%	-	246	205	523	4,165	18,782	9,288	-
2.15%	327	-	1,300	65	3,520	5,881	5	1,636
2.20%	-	76	1,050	-	656	1,451	-	288
2.25%	-	-	-	-	-	-	-	-
2.30%	-	71	900	138	-	-	389	21
2.35%	-	-	-	6	2,354	173	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	903	-	433	648	-	-
2.50%	-	-	21	-	521	-	-	-

Totals	$14,967	$48,734	$49,837	$76,304	$389,827	$352,439	$150,172	$107,830

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV

0.45%	$364	$865	$264	$425	$4,415	$2,472	$967	$695
0.65%	98	390	1	256	935	410	204	158
0.70%	128	174	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	27	51	5	12	56	-
0.90%	-	-	-	-	-	-	-	-
0.95%	499	370	-	-	108	98	89	89
1.00%	-	58	-	-	-	-	3	23
1.05%	3	9	-	-	81	74	6	-
1.10%	78	-	558	-	-	-	-	-
1.15%	7,816	5,066	11,765	15,055	18,628	12,834	12,662	8,723
1.20%	-	-	-	219	-	-	-	-
1.25%	6,228	6,976	3,539	245,770	128,034	87,836	39,208	13,084
1.30%	-	-	-	-	-	-	-	-
1.35%	13,572	11,503	10,663	16,267	30,251	16,293	14,092	17,359
1.40%	6,280	6,850	295	2,134	14,140	9,067	4,333	3,621
1.45%	1,129	2,452	59	1,034	24,873	16,072	5,695	2,286
1.50%	-	-	-	-	-	-	-	-
1.55%	10,505	4,917	8,570	8,213	60,797	55,503	29,026	20,637
1.60%	5,995	6,106	9,070	50,554	89,244	103,122	16,325	15,318
1.65%	7,354	2,719	6,297	9,769	28,099	13,562	16,890	5,311
1.80%	3,892	1,839	998	5,359	14,862	9,019	10,598	3,173
1.85%	658	493	41	147	3,678	4,703	975	739
1.90%	6,071	2,947	2,103	11,208	27,400	37,484	5,474	28,765
1.95%	2,470	868	555	729	7,796	2,171	1,324	1,446
2.00%	201	46	378	903	5,541	1,561	547	166
2.05%	-	-	20	8	427	253	64	-
2.10%	1,868	236	216	1,892	9,822	4,229	7,639	2,560
2.15%	546	18	588	1,194	4,725	3,255	741	71
2.20%	52	-	446	1,020	77	-	69	78
2.25%	-	-	-	-	-	-	-	-
2.30%	62	-	-	-	74	71	62	66
2.35%	138	30	-	-	170	7	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	146	48	1,857	365	1,758
2.50%	-	-	-	421	-	-	-	10

Totals	$76,007	$54,932	$56,453	$372,774	$474,230	$381,965	$167,414	$126,136

	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL

0.45%	$1,974	$799	$118	$1,398	$26	$9	$127	$39
0.65%	420	573	9	394	147	4	8	22
0.70%	-	-	-	181	-	149	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	67	-	103	-	-	-	111	-
0.90%	-	-	-	74	40	69	87	-
0.95%	77	-	28	511	-	456	-	-
1.00%	85	-	-	17	-	1	-	-
1.05%	9	3	-	11	1	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,408	4,168	1,263	14,832	790	9,482	5,773	1,489
1.20%	-	-	-	-	-	252	218	-
1.25%	36,317	22,836	3,264	19,842	2,555	5,997	10,156	379
1.30%	-	-	-	-	-	-	-	-
1.35%	26,516	8,112	1,582	25,128	2,539	13,281	12,058	352
1.40%	2,719	2,743	439	11,203	1,504	7,011	5,181	138
1.45%	6,423	4,336	987	3,640	272	254	1,610	673
1.50%	-	-	-	-	-	-	-	-
1.55%	25,694	21,591	2,180	22,185	658	9,189	5,285	272
1.60%	14,828	10,084	2,802	10,842	653	3,613	5,934	1,188
1.65%	10,676	20,380	425	5,491	623	3,179	1,837	8
1.80%	9,994	5,326	581	10,500	384	2,974	2,243	35
1.85%	2,288	1,804	321	1,639	-	144	761	57
1.90%	12,754	10,856	675	24,308	1,146	5,310	6,282	136
1.95%	3,752	2,209	603	2,754	119	783	2,121	20
2.00%	743	35	767	627	-	398	399	-
2.05%	24	11	-	6	-	-	14	-
2.10%	14,909	2,748	1,607	10,728	102	955	1,248	-
2.15%	1,277	155	14	7,953	171	-	611	53
2.20%	59	56	-	58	-	125	1,323	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	33	-	-	70	-	-
2.35%	7	-	-	-	36	-	258	-
2.40%	-	-	-	-	-	-	-	-
2.45%	240	723	-	1,654	23	-	-	-
2.50%	-	-	-	-	-	-	75	-

Totals	$178,260	$119,548	$17,801	$175,976	$11,789	$63,705	$63,720	$4,861

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	GVFRB	RHYS	TRHS2	VVGGS	VWHAS	VWHA	VEEMS	WRASP

0.45%	$455	$193	$-	$19	$-	$192	$-	$709
0.65%	214	-	-	-	-	-	-	1
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	77
0.85%	3	-	5,366	-	4,085	-	-	2,020
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	125
1.00%	224	-	37,892	807	19,681	10	248	7,957
1.05%	-	-	127	-	3,987	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,931	1,258	2,026	152	471	969	-	8,617
1.20%	-	-	16,906	949	9,397	-	-	1,492
1.25%	18,441	1,952	-	726	-	8,473	-	36,207
1.30%	-	-	33,975	281	10,148	-	60	5,462
1.35%	36,596	12	8,750	8,094	7,378	1,808	66	19,307
1.40%	1,541	12	-	-	6,931	232	-	14,275
1.45%	6,495	252	-	637	-	3,187	-	15,271
1.50%	-	-	168	-	-	-	-	-
1.55%	60,070	4,006	1,047	130	672	6,824	-	25,437
1.60%	25,316	7,834	-	350	-	8,677	-	32,346
1.65%	8,065	457	3,298	202	1,942	6,560	-	22,782
1.80%	8,215	719	-	-	-	7,105	-	3,183
1.85%	4,324	28	-	34	-	4,362	-	4,376
1.90%	18,041	11,060	-	344	-	6,401	-	11,108
1.95%	6,223	84	-	10	-	1,998	-	2,679
2.00%	12,101	-	-	-	-	148	-	4,390
2.05%	-	-	-	-	-	-	-	-
2.10%	5,626	-	-	-	-	2,266	-	2,086
2.15%	1,234	-	-	-	-	172	-	848
2.20%	354	-	-	-	-	-	-	1,269
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	185	-	-	-	-	6	-	261
2.40%	432	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	154
2.50%	6	-	-	-	-	46	-	-

Totals	$219,092	$27,867	$109,555	$12,735	$64,692	$59,436	$374	$222,439

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

WRENG

0.45%	$-
0.65%	-
0.70%	-
0.80%	-
0.85%	221
0.90%	-
0.95%	-
1.00%	5,231
1.05%	-
1.10%	-
1.15%	19
1.20%	3,190
1.25%	-
1.30%	4,967
1.35%	527
1.40%	-
1.45%	-
1.50%	-
1.55%	253
1.60%	-
1.65%	1,365
1.80%	-
1.85%	-
1.90%	-
1.95%	-
2.00%	-
2.05%	-
2.10%	-
2.15%	-
2.20%	-
2.25%	-
2.30%	-
2.35%	-
2.40%	-
2.45%	-
2.50%	-

Totals	$15,773

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2018 and 2017, total transfers to the Separate Account from the fixed account were $4,106,168 and $3,773,037, respectively, and total transfers from the Separate Account to the fixed account were $4,083,103 and $3,825,654, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $811 and $304,589 to the Separate Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $54,211 and $78,864 to the Separate Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,332,108 and $1,318,822 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2018 and 2017, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2018.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,048,479,103	$-	$-	$2,048,479,103

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2018 are as follows:

	Purchase of Investments	Sales of Investments
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)	$1,787,572	$1,964,403
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)	1,203,211	184,814
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	168,426	105,832
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)	3,904,369	951,126
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)	3,747,611	1,749,845
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)	1,547,260	753,464
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)	797,546	89,256
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)	3,150,513	1,191,970
NL VT - 7Twelve Balanced Portfolio (NO7TB)	38,833	761,522
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)	190,007	1,466,811
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)	8,244,343	11,114,207
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)	311,592	429,592
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)	176,943	2,746
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	1,532,425	1,536,904
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)	925,883	1,128,877
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)	6,127,385	3,233,466
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)	1,945,065	3,582,897
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)	1,085,635	979,096
AC VP Inc - AC VP Value Fund: Class I (ACVV)	6,814,081	12,817,925
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)	3,058,339	1,669,736
AFIS(R) - Intnl Fund: Class 4 (AMVI4)	4,748,402	740,116
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)	11,941,277	1,148,638
AFIS(R) - New World Fund: Class 4 (AMVNW4)	7,203,525	441,612
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)	6,278,067	2,421,638
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)	5,864,442	5,720,197
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)	1,908,953	780,532
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)	2,586,754	1,638,240
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)	2,831,995	4,997,515

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)	$663,463	$681,953
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)	1,980,580	1,349,383
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)	1,795,999	231,667
CS Trust - Commodity Return SP (CSCRS)	567,086	727,591
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)	2,680,972	578,774
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)	20,544,501	13,260,675
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)	161	75
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)	770,654	910,218
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)	347,025	361,840
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)	12,823,600	2,329,243
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)	2,815,470	2,995,727
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)	3,802,316	3,034,776
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)	62,948,435	64,083,147
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)	10,530,586	13,136,244
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)	3,104,799	1,137,602
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)	3,031,897	1,808,438
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)	11,493,482	11,435,571
FID VIPs - EM Portfolio: SC 2 (FEMS2)	451,272	112,059
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)	5,765,891	5,381,894
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	1,376,866	1,929,968
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)	5,568,552	1,822,069
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)	551,519	645,829
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)	790,601	32,048
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)	513,188	157,825
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	3,576,946	1,033,441
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	4,322,576	1,589,136
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	1,078,068	747,261
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)	6,299,966	1,731,914
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)	6,220,251	2,852,926
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)	1,175,040	308,068
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)	2,658,060	986,483
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)	1,609,383	519,011
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)	1,744,796	197,220
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)	825,933	178,389
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)	463,584	1,136,134
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)	719,394	412,917
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)	12,236,456	1,236,095
The Merger Fund VL - The Merger Fund VL (MGRFV)	3,285,031	3,067,448
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)	1,663,215	1,778,192
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)	3,066,980	1,467,393
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)	352,258	574,971
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)	3,846,547	1,373,117
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	1,988,171	41,133
NW VIT - NVIT Bond Index Fund: Class I (NVBX)	8,333,572	6,960,449
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)	11,764,969	7,869,739
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)	3,053,880	1,885,823
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)	1,108,735	127,117
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)	652,079	833,452
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)	20,621,931	10,578,565
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)	3,495,701	1,286,968
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)	12,398,149	1,382,828
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)	14,643,743	2,366,313
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)	12,436,981	1,719,038
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)	5,139,355	5,467,060
NW VIT - NVIT EM Fund: Class I (GEM)	3,763,132	6,821,324
NW VIT - NVIT EM Fund: Class II (GEM2)	2,797,934	2,592,808
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)	1,304,850	133,446
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	2,047,183	1,450,647
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)	461,479	39,024
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	8,726,587	8,402,180

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	$2,410,601	$2,466,552
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)	4,891,222	3,426,537
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	1,500,697	2,891,412
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	3,933,318	5,729,269
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	2,101,264	6,013,278
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	903,966	3,050,168
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)	1,149,499	765,326
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)	1,589,339	2,770,317
NW VIT - NVIT NW Fund: Class I (TRF)	1,926,592	3,850,562
NW VIT - NVIT NW Fund: Class II (TRF2)	157,675	128,579
NW VIT - NVIT Gov Bond Fund: Class I (GBF)	2,623,342	3,878,535
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)	3,408,983	364,221
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)	1,289,726	787,704
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)	2,900,427	1,960,402
NW VIT - NVIT ID CAF: Class II (NVDCA2)	9,651,172	2,084,517
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)	6,534,166	5,111,827
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)	21,374,614	14,669,020
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)	8,121,480	1,622,320
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)	6,122,212	3,971,276
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)	18,125,236	7,853,597
NW VIT - NVIT Gov MM Fund: Class I (SAM)	676	27,900
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)	1,592,378	2,403,419
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)	1,027,418	1,806,416
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	4,176,988	3,717,005
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	2,898,107	2,792,846
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	19,294	7,398
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	13,827,126	11,533,583
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	3,778,973	3,318,884
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	11,776,235	11,162,799
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	1,329,197	572,734
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	1,890,582	1,755,988
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	1,231,350	292,658
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)	3,075,498	1,653,374
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	995,252	134,696
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)	10,800,021	6,866,967
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)	10,008,247	6,331,904
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)	3,913,791	1,567,527
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)	429,896	180,550
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)	2,772,896	353,183
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)	2,630,005	1,189,643
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)	499,126,070	454,752,858
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)	1,793,315	1,804,107
NW VIT - NVIT DFA CAF: Class II (NVLCA2)	2,956,130	1,368,589
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	711,708	1,460,156
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	295,413	440,691
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)	2,123,974	947,420
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)	1,317,430	61,472
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)	19,100,922	13,740,426
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)	55,501,257	23,177,490
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)	745,894	202,901
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)	427,885	332,445
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)	1,536,611	609,436
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)	8,050,003	5,311,998
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)	2,348,297	502,731
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)	9,227,939	1,576,341
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)	1,965,356	4,129,199
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)	6,454,188	6,711,051
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)	5,484,509	6,051,629
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)	8,921,605	8,166,708
PIMCO VIT - CommodityReaLR eturn(R) SP: Advisor Class (PMVRSD)	853,599	1,239,058

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)	$1,632,960	$1,781,965
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)	1,292,426	2,606,001
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)	44,537,759	55,476,182
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)	1,512,539	612,197
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)	4,167,850	2,004,656
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)	2,997,666	2,007,102
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)	245,154	266,995
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)	3,888,006	1,590,962
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)	29,395	1,589,332
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	86,235	221
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)	13,338	79,475
ProFund VP UltraShort NASDAQ-100 (PROUSN)	8,109,164	7,893,933
ProFund VP Access High Yield Fund (PROAHY)	62,141,452	65,522,800
ProFund VP Asia 30 (PROA30)	18,569,671	19,172,344
ProFund VP Banks (PROBNK)	7,118,561	8,363,208
ProFund VP Basic Materials (PROBM)	1,849,329	13,338,662
ProFund VP Bear (PROBR)	15,085,330	15,112,971
ProFund VP Biotechnology (PROBIO)	8,134,719	8,346,593
ProFund VP Bull (PROBL)	82,326,879	86,397,080
ProFund VP Consumer Goods (PROCG)	3,835,359	3,745,947
ProFund VP Consumer Services (PROCS)	14,195,507	18,822,883
ProFund VP EM (PROEM)	12,981,588	18,102,801
ProFund VP Europe 30 (PROE30)	4,179,228	4,429,520
ProFund VP Financials (PROFIN)	7,415,026	11,009,127
ProFund VP Health Care (PROHC)	19,762,656	17,890,792
ProFund VP Industrials (PROIND)	11,784,373	22,442,765
ProFund VP Intnl (PROINT)	3,613,792	6,894,186
ProFund VP Internet (PRONET)	11,686,749	10,469,684
ProFund VP Japan (PROJP)	5,608,537	5,975,685
ProFund VP NASDAQ-100 (PRON)	42,515,585	40,912,447
ProFund VP Oil & Gas (PROOG)	14,937,581	18,586,107
ProFund VP Pharmaceuticals (PROPHR)	3,435,391	3,068,581
ProFund VP Precious Metals (PROPM)	4,210,931	5,591,192
ProFund VP Real Estate (PRORE)	5,792,389	5,753,459
ProFund VP Rising Rates Opportunity (PRORRO)	10,657,014	10,437,196
ProFund VP Semiconductor (PROSCN)	5,205,332	8,215,140
ProFund VP Short EM (PROSEM)	5,953,735	6,104,237
ProFund VP Short Intnl (PROSIN)	1,963,903	1,760,223
ProFund VP Short NASDAQ-100 (PROSN)	4,957,057	4,901,943
ProFund VP Technology (PROTEC)	13,874,164	18,389,611
ProFund VP Telecommunications (PROTEL)	2,265,320	2,702,380
ProFund VP US Gov Plus (PROGVP)	13,812,442	13,534,766
ProFund VP UltraNASDAQ-100 (PROUN)	32,734,945	31,614,383
ProFund VP Utilities (PROUTL)	17,095,063	9,654,179
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,848,970	318,816
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)	268,652	920,539
GGH Variable Fund - Long Short Equity Fund (RSRF)	1,570,211	1,578,218
Rydex VT - Banking Fund (RBKF)	8,558,544	9,644,636
Rydex VT - Basic Materials Fund (RBMF)	3,841,185	6,060,963
Rydex VT - Biotechnology Fund (RBF)	12,873,254	14,722,956
Rydex VT - Commodities Strategy Fund (RVCMD)	8,722,927	9,011,323
Rydex VT - Consumer Products Fund (RCPF)	6,418,669	7,529,012
Rydex VT - Dow 2x Strategy Fund (RVLDD)	42,652,011	40,113,585
Rydex VT - Electronics Fund (RELF)	8,932,346	11,601,859
Rydex VT - Energy Fund (RENF)	16,861,767	19,525,835
Rydex VT - Energy Services Fund (RESF)	13,648,272	15,413,418
Rydex VT - Europe 125x Strategy Fund (RLCE)	5,627,658	6,455,088
Rydex VT - Financial Services Fund (RFSF)	7,626,274	9,525,140
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)	27,179,124	26,290,638
Rydex VT - Health Care Fund (RHCF)	13,470,927	14,099,742

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Purchase of Investments	Sales of Investments
Rydex VT - Internet Fund (RINF)	$9,971,257	$10,821,101
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)	27,265,461	29,511,697
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)	9,136,430	9,482,928
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)	2,209,007	2,047,163
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)	7,571,683	5,411,902
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)	12,595,005	11,976,620
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)	8,037,659	7,494,831
Rydex VT - Japan 2x Strategy Fund (RLCJ)	14,564,363	14,429,229
Rydex VT - Leisure Fund (RLF)	4,042,622	4,517,041
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)	4,152,442	3,862,061
GGH Variable Fund - Multi-Hedge Strategies (RVARS)	508,402	1,213,575
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)	37,419,799	36,281,247
Rydex VT - NASDAQ-100(R) Fund (ROF)	40,689,525	42,544,537
Rydex VT - Nova Fund (RNF)	47,767,400	49,714,662
Rydex VT - Precious Metals Fund (RPMF)	19,433,017	20,696,913
Rydex VT - Real Estate Fund (RREF)	14,129,592	14,092,778
Rydex VT - Retailing Fund (RRF)	10,651,354	9,794,631
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)	18,343,534	18,938,239
Rydex VT - S&P 500 2x Strategy Fund (RTF)	53,570,140	51,052,701
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)	37,730,194	44,011,870
Rydex VT - S&P 500 Pure Value Fund (RVLCV)	30,002,793	32,070,061
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)	12,063,223	13,267,189
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)	5,353,898	5,909,997
Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)	24,024,603	23,766,974
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)	11,036,609	14,672,543
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)	6,800,806	6,986,594
Rydex VT - Technology Fund (RTEC)	15,011,204	17,212,676
Rydex VT - Telecommunications Fund (RTEL)	3,767,977	3,036,105
Rydex VT - Transportation Fund (RTRF)	8,789,953	10,636,014
Rydex VT - Utilities Fund (RUTL)	18,038,423	17,384,500
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)	1,781,631	1,811,397
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)	8,472,770	7,784,810
Rydex VT - High Yield Strategy Fund (RHYS)	2,272,805	2,671,739
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)	4,975,308	1,327,384
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)	3,346,276	1,147,199
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)	2,347,922	940,288
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)	1,766,250	2,462,369
VanEck VIPT - EM Fund: Class S (VEEMS)	123,562	353
Ivy VIP - Asset Strategy: Class II (WRASP)	1,489,301	2,795,941
Ivy VIP - Energy: Class II (WRENG)	926,633	396,980

	$2,483,247,574	$2,276,707,742

(5) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2018, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2018. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
LM PVIT - WA Variable Global High Yield Bond Portfolio: Class II (LPWHY2)
2018	0.45%	to	2.35%	409,609	$10.92	to	9.79	$4,261,840	4.71%	-4.60%	to	-6.43%
2017	0.45%	to	2.35%	444,473	11.45	to	10.47	4,873,284	3.41%	7.94%	to	5.89%
2016	0.45%	to	2.35%	363,716	10.61	to	9.88	3,722,218	6.68%	14.84%	to	12.65%
2015	0.45%	to	2.35%	255,323	9.24	to	8.77	2,289,976	6.52%	-6.50%	to	-8.29%
2014	0.45%	to	2.20%	189,589	9.88	to	9.59	1,836,652	1.34%	-1.95%	to	-3.68%
LM PVET - ClearBridge Variable Aggressive Growth Portfolio: Class II (LPVCA2)
2018	0.85%	to	1.65%	362,371	9.68	to	9.41	3,486,870	0.43%	-9.35%	to	-10.08%
2017	0.85%	to	1.65%	288,030	10.67	to	10.46	3,065,649	0.35%	15.00%	to	14.08%
2016	1.00%	to	1.55%	68,796	9.26	to	9.18	635,195	0.49%	-0.07%	to	-0.62%
2015	1.00%	to	1.30%	24,088	9.27	to	9.25	222,999	0.10%	-7.34%	to	-7.47%	****
LM PVET - ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2018	1.30%			103,468	15.39			1,591,968	1.54%	-10.07%
2017	1.30%			106,884	17.11			1,828,586	1.37%	13.35%
2016	1.30%			111,959	15.09			1,689,874	1.36%	11.54%
2015	1.30%			141,325	13.53			1,912,475	1.48%	-4.13%
2014	1.30%			142,858	14.12			2,016,515	1.72%	10.26%
LM ClearBridge Variable Small Cap Growth Portfolio - Class II (SBVSG2)
2018	0.85%	to	1.65%	296,605	12.36	to	12.02	3,625,106	0.00%	2.33%	to	1.50%
2017	1.00%	to	1.65%	117,267	12.03	to	11.84	1,404,228	0.00%	22.68%	to	21.87%
2016	1.00%	to	1.35%	78,330	9.81	to	9.76	765,853	0.00%	4.49%	to	4.12%
2015	1.00%	to	1.65%	13,902	9.39	to	9.36	130,327	0.00%	-6.13%	to	-6.42%	****
Dreyfus IP - MidCap Stock Portfolio: Service Shares (DVMCSS)
2018	0.45%	to	2.50%	636,001	11.72	to	10.63	7,175,668	0.37%	-16.07%	to	-17.81%
2017	0.45%	to	2.50%	558,036	13.96	to	12.94	7,555,041	0.71%	14.52%	to	12.17%
2016	0.45%	to	2.50%	476,403	12.19	to	11.53	5,653,750	0.65%	14.68%	to	12.33%
2015	0.45%	to	2.50%	249,038	10.63	to	10.27	2,598,864	0.32%	-2.95%	to	-4.95%
2014	1.15%	to	2.50%	107,020	10.90	to	10.80	1,163,467	0.00%	9.01%	to	8.01%	****
IVCO - IVCO VI Balanced-Risk Allocation Fund: Series II Shares (IVBRA2)
2018	0.45%	to	2.45%	417,499	11.31	to	10.19	4,500,914	1.37%	-7.13%	to	-9.01%
2017	0.45%	to	2.45%	388,060	12.18	to	11.20	4,545,579	3.69%	9.34%	to	7.15%
2016	0.45%	to	2.50%	455,236	11.14	to	10.44	4,916,721	0.23%	11.01%	to	8.74%
2015	0.45%	to	2.45%	272,309	10.03	to	9.61	2,669,933	4.05%	-4.83%	to	-6.74%
2014	1.15%	to	2.40%	177,984	10.46	to	10.31	1,852,143	0.00%	4.49%	to	3.17%
IVCO - IVCO VI Intnl Growth Fund: Series II Shares (AVIE2)
2018	0.85%	to	1.55%	128,227	9.36	to	9.13	1,188,609	2.35%	-15.93%	to	-16.53%
2017	0.85%	to	1.55%	62,932	11.13	to	10.94	697,477	1.51%	21.69%	to	20.83%
2016	0.85%	to	1.30%	30,497	9.15	to	9.09	278,068	1.20%	-1.54%	to	-1.98%
2015	1.00%	to	1.30%	8,736	9.28	to	9.27	81,042	0.00%	-7.17%	to	-7.30%	****
IVCO - IVCO VI Equally-Weighted S&P 500 Fund: Series II Shares (IVEW52)
2018	0.85%	to	1.65%	727,172	11.47	to	11.15	8,251,772	1.12%	-8.89%	to	-9.63%
2017	0.85%	to	1.65%	587,646	12.59	to	12.34	7,343,553	0.81%	17.33%	to	16.38%
2016	0.85%	to	1.65%	373,806	10.73	to	10.61	3,991,196	0.50%	12.98%	to	12.07%
2015	1.00%	to	1.65%	65,660	9.49	to	9.46	622,614	0.65%	-5.07%	to	-5.37%	****
NL VT - 7Twelve Balanced Portfolio (NO7TB)
2018	1.00%	to	2.35%	109,073	9.81	to	9.14	1,041,618	0.38%	-9.55%	to	-10.79%
2017	1.15%	to	2.10%	178,486	10.77	to	10.35	1,888,646	0.36%	9.08%	to	8.04%
2016	1.15%	to	2.10%	183,811	9.88	to	9.58	1,791,410	0.17%	7.96%	to	6.93%
2015	0.65%	to	2.45%	178,546	9.25	to	8.89	1,619,111	0.44%	-7.95%	to	-9.62%
2014	0.65%	to	2.45%	189,690	10.05	to	9.84	1,885,803	0.41%	-0.94%	to	-2.74%
NL VT - Power Income VIT Fund advised by WE Donoghue: Class 2 (NOVPI2)
2018	0.45%	to	2.50%	455,319	10.39	to	9.06	4,380,366	1.97%	-3.75%	to	-5.74%
2017	0.45%	to	2.50%	586,180	10.79	to	9.61	5,920,755	0.79%	1.66%	to	-0.43%
2016	0.45%	to	2.50%	756,697	10.61	to	9.66	7,615,979	0.00%	3.90%	to	1.77%
2015	0.45%	to	2.50%	866,827	10.22	to	9.49	8,494,803	2.18%	-2.95%	to	-4.95%
2014	0.45%	to	2.50%	1,016,921	10.53	to	9.98	10,392,864	3.05%	-1.52%	to	-3.55%
NL VT - BTS Tactical Fixed Income VIT Fund: Class 2 (NOTBBA)
2018	0.45%	to	2.50%	2,189,379	10.20	to	9.07	20,959,037	2.61%	-6.50%	to	-8.44%
2017	0.45%	to	2.50%	2,526,208	10.91	to	9.90	26,210,106	2.26%	2.41%	to	0.30%
2016	0.45%	to	2.50%	2,727,517	10.65	to	9.87	27,966,818	0.02%	12.68%	to	10.37%
2015	0.45%	to	2.35%	2,042,921	9.45	to	8.98	18,761,811	0.29%	-3.65%	to	-5.48%
2014	0.45%	to	2.35%	1,627,839	9.81	to	9.50	15,673,245	0.63%	0.95%	to	-0.98%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AB VPS Fund Inc - AB VPS Balanced Wealth SP: Class B (ALVBWB)
2018	0.65%	to	1.80%	55,028	$14.09	to	12.89	$734,394	1.72%	-7.02%	to	-8.10%
2017	0.65%	to	1.95%	68,932	15.15	to	13.88	991,289	1.30%	14.87%	to	13.37%
2016	0.65%	to	2.15%	78,745	13.19	to	12.10	996,951	1.67%	3.77%	to	2.20%
2015	0.45%	to	2.30%	128,797	12.83	to	11.76	1,580,842	1.83%	0.84%	to	-1.04%
2014	0.45%	to	2.15%	153,152	12.73	to	11.95	1,884,398	1.93%	6.63%	to	4.81%
AB VPS Fund Inc - AB VPS Intnl Value Portfolio: Class B (ALVIVB)
2018	1.00%	to	1.65%	19,391	7.67	to	7.64	148,566	1.29%	-23.26%	to	-23.59%	****
ALPS VIT - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2018	0.45%	to	2.15%	337,413	7.98	to	7.30	2,562,986	1.79%	-19.32%	to	-20.71%
2017	0.45%	to	2.15%	345,432	9.89	to	9.21	3,279,599	1.84%	-1.28%	to	-2.97%
2016	0.45%	to	2.35%	358,668	10.02	to	9.43	3,477,234	2.45%	40.16%	to	37.50%
2015	0.45%	to	2.20%	274,435	7.15	to	6.88	1,917,607	0.54%	-38.20%	to	-39.29%
2014	0.45%	to	2.20%	475,016	11.57	to	11.33	5,434,050	0.26%	11.41%	to	9.45%
ALPS VIT - ALPS/Red Rocks Listed Private Equity Portfolio: Class III (ARLPE3)
2018	0.45%	to	2.45%	142,430	11.74	to	10.80	1,609,122	4.87%	-12.93%	to	-14.69%
2017	0.45%	to	2.45%	165,617	13.49	to	12.66	2,167,984	2.94%	24.40%	to	21.91%
2016	0.45%	to	2.45%	117,739	10.84	to	10.38	1,248,775	0.81%	7.49%	to	5.33%
2015	0.45%	to	2.15%	104,224	10.09	to	9.89	1,038,760	0.10%	-1.76%	to	-3.44%
AC VP Inc - AC VP Income & Growth Fund: Class I (ACVIG)
2018	0.45%	to	2.50%	1,022,898	11.69	to	10.83	11,492,704	1.97%	-7.29%	to	-9.21%
2017	0.45%	to	2.50%	870,056	12.61	to	11.93	10,656,962	2.29%	19.94%	to	17.48%
2016	0.45%	to	2.50%	1,076,663	10.51	to	10.15	11,112,424	2.37%	12.97%	to	10.66%
2015	0.45%	to	2.50%	1,022,727	9.30	to	9.17	9,445,328	1.68%	-6.97%	to	-8.26%	****
AC VP II Inc - AC VP Inflation Protection Fund: Class II (ACVIP2)
2018	0.45%	to	2.50%	1,003,523	10.80	to	9.20	10,100,115	2.74%	-3.26%	to	-5.26%
2017	0.45%	to	2.50%	1,186,025	11.16	to	9.72	12,407,961	2.60%	3.21%	to	1.09%
2016	0.45%	to	2.50%	1,071,068	10.81	to	9.61	10,911,902	1.87%	3.92%	to	1.78%
2015	0.45%	to	2.50%	1,010,449	10.41	to	9.44	9,983,448	1.92%	-2.91%	to	-4.91%
2014	0.45%	to	2.50%	1,010,075	10.72	to	9.93	10,389,097	1.45%	2.83%	to	0.72%
AC VP Inc - AC VP Ultra(R) Fund: Class I (ACVU1)
2018	1.15%	to	1.60%	88,470	13.41	to	13.18	1,183,270	0.23%	-0.41%	to	-0.86%
2017	1.15%	to	1.60%	87,915	13.46	to	13.30	1,181,385	0.38%	30.71%	to	30.12%
2016	1.15%	to	1.60%	94,836	10.30	to	10.22	975,870	0.31%	3.25%	to	2.78%
2015	1.15%	to	1.60%	112,066	9.97	to	9.94	1,117,319	0.00%	-0.25%	to	-0.56%	****
AC VP Inc - AC VP Value Fund: Class I (ACVV)
2018	0.45%	to	2.45%	1,033,715	11.08	to	10.28	11,028,127	1.53%	-9.56%	to	-11.39%
2017	0.45%	to	2.50%	1,589,424	12.25	to	11.59	18,927,420	1.59%	8.26%	to	6.04%
2016	0.45%	to	2.50%	2,147,337	11.31	to	10.93	23,859,220	1.79%	19.94%	to	17.48%
2015	0.45%	to	2.50%	1,652,567	9.43	to	9.30	15,492,064	1.57%	-5.69%	to	-6.99%	****
AFIS(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2018	0.45%	to	2.45%	438,172	13.13	to	11.70	5,469,555	0.02%	-11.21%	to	-13.00%
2017	0.45%	to	2.45%	353,136	14.79	to	13.45	5,000,982	0.40%	25.06%	to	22.56%
2016	0.45%	to	2.50%	275,505	11.82	to	10.96	3,140,585	0.11%	1.39%	to	-0.69%
2015	0.45%	to	2.45%	255,289	11.66	to	11.05	2,897,476	0.00%	-0.47%	to	-2.47%
2014	0.45%	to	2.45%	147,152	11.72	to	11.33	1,692,177	0.07%	1.42%	to	-0.61%
AFIS(R) - Intnl Fund: Class 4 (AMVI4)
2018	0.85%	to	1.65%	660,568	10.27	to	9.99	6,720,033	1.79%	-14.15%	to	-14.85%
2017	0.85%	to	1.65%	354,380	11.97	to	11.73	4,207,780	1.76%	30.78%	to	29.73%
2016	0.85%	to	1.65%	127,026	9.15	to	9.04	1,157,757	2.05%	2.34%	to	1.52%
2015	1.00%	to	1.55%	25,800	8.93	to	8.91	230,426	1.45%	-10.66%	to	-10.89%	****
AFIS(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2018	0.85%	to	1.65%	1,673,355	11.79	to	11.46	19,555,740	2.21%	-9.70%	to	-10.43%
2017	0.85%	to	1.65%	951,787	13.06	to	12.80	12,347,413	2.26%	15.71%	to	14.78%
2016	0.85%	to	1.65%	559,287	11.28	to	11.15	6,285,503	3.09%	17.49%	to	16.55%
2015	1.00%	to	1.65%	105,055	9.60	to	9.57	1,007,580	2.61%	-4.02%	to	-4.32%	****
AFIS(R) - New World Fund: Class 4 (AMVNW4)
2018	0.85%	to	1.65%	881,581	10.53	to	10.24	9,216,329	0.86%	-14.98%	to	-15.67%
2017	0.85%	to	1.65%	331,584	12.38	to	12.14	4,078,377	1.08%	27.97%	to	26.94%
2016	0.85%	to	1.65%	128,536	9.68	to	9.56	1,238,822	1.11%	4.15%	to	3.31%
2015	1.00%	to	1.65%	19,342	9.28	to	9.26	179,408	0.41%	-7.15%	to	-7.44%	****
AFIS(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2018	0.45%	to	2.40%	1,408,732	10.30	to	9.49	14,038,961	2.73%	-7.67%	to	-9.49%
2017	0.45%	to	2.40%	1,066,106	11.16	to	10.49	11,572,472	2.61%	12.14%	to	9.95%
2016	0.45%	to	2.50%	774,341	9.95	to	9.52	7,548,638	3.17%	3.32%	to	1.20%
2015	0.45%	to	2.15%	381,441	9.63	to	9.45	3,629,367	2.89%	-2.23%	to	-3.90%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
BR VSF Inc - BR High Yield VI Fund: Class III (BRVHY3)
2018	0.85%	to	1.65%	817,280	$10.69	to	10.39	$8,639,549	5.14%	-3.72%	to	-4.50%
2017	0.85%	to	1.65%	835,402	11.11	to	10.88	9,214,718	4.82%	6.17%	to	5.32%
2016	1.00%	to	1.65%	608,034	10.44	to	10.33	6,337,471	5.14%	11.69%	to	10.96%
2015	1.00%	to	1.35%	42,539	9.34	to	9.33	397,214	1.72%	-6.56%	to	-6.73%	****
BR VSF Inc - BR Total Return VI Fund: Class III (BRVTR3)
2018	0.45%	to	2.10%	324,033	10.09	to	9.65	3,201,616	2.42%	-1.17%	to	-2.82%
2017	0.45%	to	2.10%	210,802	10.21	to	9.93	2,120,898	2.19%	2.74%	to	1.04%
2016	0.45%	to	1.80%	57,049	9.93	to	9.85	563,358	0.93%	-0.66%	to	-1.55%	****
BR VSF Inc - BR Equity Dividend VI Fund: Class III (BRVED3)
2018	0.45%	to	2.45%	548,146	11.97	to	11.34	6,415,839	1.76%	-7.83%	to	-9.70%
2017	0.45%	to	2.45%	520,013	12.99	to	12.56	6,657,428	1.72%	15.97%	to	13.65%
2016	0.45%	to	2.45%	235,495	11.20	to	11.05	2,621,653	1.38%	12.01%	to	10.52%	****
BR VSF Inc - BR Global Allocation VI Fund: Class III (MLVGA3)
2018	0.45%	to	2.45%	1,980,641	13.75	to	11.53	25,018,243	0.82%	-8.00%	to	-9.86%
2017	0.45%	to	2.45%	2,218,348	14.94	to	12.79	30,721,011	1.29%	13.20%	to	10.93%
2016	0.45%	to	2.45%	2,311,445	13.20	to	11.53	28,513,844	1.19%	3.34%	to	1.27%
2015	0.45%	to	2.35%	2,548,870	12.78	to	11.46	30,683,389	1.08%	-1.45%	to	-3.33%
2014	0.45%	to	2.45%	2,368,131	12.96	to	11.79	29,246,367	2.43%	1.47%	to	-0.57%
BR VSF Inc - BR iShares(R) Dynamic Allocation VI Fund: Class III (BRVDA3)
2018	0.45%	to	2.10%	81,180	10.83	to	10.11	851,138	0.76%	-5.61%	to	-7.18%
2017	0.45%	to	2.10%	84,130	11.48	to	10.89	941,443	1.96%	14.21%	to	12.32%
2016	0.45%	to	1.95%	62,139	10.05	to	9.73	612,405	2.06%	5.68%	to	4.10%
2015	0.45%	to	1.95%	53,940	9.51	to	9.35	508,135	3.96%	-4.42%	to	-5.86%
CL Funds VS Trust II - CL VP High Yield Bond Fund: Class 2 (CLVHY2)
2018	0.45%	to	1.95%	107,436	9.81	to	9.57	1,038,893	6.82%	-4.43%	to	-5.88%
2017	0.85%	to	1.95%	51,790	10.24	to	10.16	529,033	3.26%	2.38%	to	1.63%	****
CL Funds VIT - CTIVP - AQR Managed Futures Strategy Fund: Class 2 (CLVQF2)
2018	0.45%	to	2.10%	309,084	9.34	to	9.09	2,851,632	0.00%	-8.17%	to	-9.70%
2017	0.45%	to	1.85%	145,404	10.17	to	10.08	1,471,759	0.07%	1.73%	to	0.78%	****
CS Trust - Commodity Return SP (CSCRS)
2018	0.45%	to	2.35%	101,186	5.51	to	4.66	516,632	2.56%	-12.06%	to	-13.75%
2017	0.45%	to	2.10%	132,501	6.26	to	5.51	777,238	7.97%	1.06%	to	-0.61%
2016	0.45%	to	2.10%	125,124	6.19	to	5.54	732,990	0.00%	11.52%	to	9.67%
2015	0.45%	to	2.15%	86,189	5.55	to	5.04	455,552	0.00%	-25.43%	to	-26.71%
2014	0.45%	to	2.15%	72,108	7.45	to	6.87	513,524	0.00%	-17.38%	to	-18.80%
DE VIPT - DE VIP Small Cap Value Series: SC (DWVSVS)
2018	0.85%	to	1.65%	352,074	10.86	to	10.55	3,781,463	0.54%	-17.65%	to	-18.32%
2017	0.85%	to	1.65%	209,290	13.18	to	12.92	2,737,070	0.61%	10.81%	to	9.92%
2016	0.85%	to	1.65%	92,656	11.90	to	11.76	1,096,723	0.45%	29.97%	to	28.93%
2015	1.00%	to	1.65%	25,034	9.15	to	9.12	228,790	0.00%	-8.53%	to	-8.81%	****
EV VT - EV VT Floating-Rate Income Fund: Initial Class (ETVFR)
2018	0.45%	to	2.50%	1,706,626	10.71	to	9.92	17,681,045	3.81%	-0.54%	to	-2.60%
2017	0.45%	to	2.50%	1,064,001	10.76	to	10.18	11,165,012	3.27%	2.98%	to	0.86%
2016	0.45%	to	2.50%	816,617	10.45	to	10.10	8,406,005	3.39%	8.46%	to	6.23%
2015	0.45%	to	2.45%	214,276	9.64	to	9.51	2,051,353	1.94%	-3.63%	to	-4.94%	****
Fed IS - Fed Quality Bond Fund II: Primary Shares (FQB)
2018	1.30%			299	17.70			5,293	3.04%	-1.89%
2017	1.30%			300	18.04			5,413	3.23%	2.69%
2016	1.30%			300	17.57			5,271	3.54%	2.48%
2015	1.30%			300	17.15			5,144	3.75%	-1.54%
2014	1.30%			301	17.41			5,241	3.71%	2.44%
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2 (FC2)
2018	0.95%	to	1.60%	474,009	12.80	to	11.26	5,392,495	0.43%	-7.91%	to	-8.14%
2017	0.95%	to	1.60%	525,400	13.90	to	12.26	6,488,907	0.76%	19.98%	to	19.65%
2016	0.95%	to	1.60%	595,707	11.59	to	10.25	6,132,562	0.58%	6.22%	to	6.01%
2015	0.95%	to	1.60%	704,451	10.91	to	9.67	6,822,487	0.77%	-3.19%	to	-3.34%	****
FID VIPs Fund - VIP Asset Manager Portfolio: SC 2 (FAM2)
2018	0.45%	to	1.95%	35,392	13.36	to	11.89	442,453	1.22%	-6.04%	to	-7.47%
2017	0.45%	to	2.00%	38,626	14.22	to	12.81	517,922	1.58%	13.23%	to	11.47%
2016	0.45%	to	2.00%	46,733	12.56	to	11.49	555,189	0.74%	2.38%	to	0.79%
2015	0.45%	to	2.45%	129,762	12.27	to	11.16	1,512,698	1.31%	-0.51%	to	-2.51%
2014	0.45%	to	2.45%	155,125	12.33	to	11.45	1,844,933	1.27%	5.06%	to	2.95%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
FID VIPs Fund - VIP Balanced Portfolio: SC 2 (FB2)
2018	0.45%	to	2.35%	1,701,806	$11.54	to	10.96	$18,857,303	1.51%	-4.87%	to	-6.70%
2017	0.45%	to	2.20%	895,955	12.13	to	11.78	10,533,134	1.61%	15.59%	to	13.57%
2016	1.00%	to	2.20%	405,804	10.26	to	10.37	4,158,481	2.50%	5.91%	to	3.72%	****
2015	1.00%	to	1.35%	23,700	9.69	to	9.67	229,553	2.14%	-3.11%	to	-3.27%	****
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2 (FEI2)
2018	0.45%	to	2.50%	877,571	11.17	to	10.34	9,437,794	2.06%	-8.95%	to	-10.84%
2017	0.45%	to	2.50%	943,635	12.26	to	11.60	11,262,432	1.30%	12.14%	to	9.84%
2016	0.45%	to	2.50%	1,313,407	10.94	to	10.56	14,113,445	2.21%	17.18%	to	14.78%
2015	0.45%	to	2.50%	1,281,852	9.33	to	9.20	11,889,520	2.78%	-6.68%	to	-7.97%	****
FID VIPs Fund - VIP Growth & Income Portfolio: SC 2 (FGI2)
2018	0.45%	to	2.35%	581,341	11.89	to	11.29	6,759,689	0.18%	-9.60%	to	-11.34%
2017	0.45%	to	2.15%	545,942	13.15	to	12.78	7,075,353	1.26%	16.09%	to	14.11%
2016	0.45%	to	2.15%	300,528	11.33	to	11.20	3,382,186	3.99%	13.26%	to	11.98%	****
FID VIPs Fund - VIP Growth Portfolio: SC 2 (FG2)
2018	0.45%	to	2.50%	3,389,539	13.75	to	12.74	45,139,764	0.05%	-0.88%	to	-2.94%
2017	0.45%	to	2.50%	4,287,653	13.88	to	13.13	57,890,751	0.08%	34.21%	to	31.46%
2016	0.45%	to	2.50%	3,666,543	10.34	to	9.99	37,249,353	0.00%	0.10%	to	-1.96%
2015	0.45%	to	2.50%	4,519,108	10.33	to	10.19	46,393,370	0.06%	3.29%	to	1.86%	****
FID VIPs Fund - VIP High Income Portfolio: SC 2 (FHI2)
2018	0.45%	to	2.50%	238,786	10.64	to	9.86	2,447,927	3.73%	-4.06%	to	-6.05%
2017	0.45%	to	2.50%	502,854	11.09	to	10.49	5,454,513	3.64%	6.43%	to	4.25%
2016	0.45%	to	2.50%	877,393	10.42	to	10.06	9,055,287	7.79%	13.66%	to	11.32%
2015	0.45%	to	2.50%	437,803	9.17	to	9.04	3,984,150	5.70%	-8.34%	to	-9.61%	****
FID VIPs Fund - VIP Investment Grade Bond Portfolio: SC 2 (FIGBP2)
2018	0.45%	to	1.90%	637,609	10.26	to	9.86	6,410,189	2.62%	-1.24%	to	-2.68%
2017	0.45%	to	1.90%	452,149	10.39	to	10.14	4,637,941	2.69%	3.53%	to	2.02%
2016	0.45%	to	1.90%	215,943	10.03	to	9.94	2,154,165	0.60%	0.32%	to	-0.65%	****
FID VIPs - VIP Real Estate Portfolio: SC 2 (FRESS2)
2018	0.45%	to	1.85%	356,056	9.55	to	9.33	3,658,709	2.96%	-6.88%	to	-8.20%
2017	0.85%	to	1.85%	272,613	11.23	to	10.16	3,034,761	1.75%	2.89%	to	1.62%	****
2016	0.85%	to	1.65%	148,880	10.91	to	10.78	1,617,819	2.02%	4.57%	to	3.73%
2015	1.00%	to	1.65%	29,685	10.43	to	10.40	309,371	3.27%	4.28%	to	3.96%	****
FID VIPs Fund - VIP Strategic Income Portfolio: SC 2 (FVSIS2)
2018	0.45%	to	2.45%	1,046,245	10.76	to	9.89	10,832,924	3.36%	-3.26%	to	-5.22%
2017	0.45%	to	2.35%	1,071,626	11.12	to	10.47	11,559,537	3.76%	7.06%	to	5.03%
2016	0.45%	to	2.20%	887,744	10.39	to	10.00	9,039,903	6.25%	7.53%	to	5.65%
2015	0.45%	to	2.00%	225,260	9.66	to	9.49	2,151,273	4.66%	-2.38%	to	-3.90%
FID VIPs - EM Portfolio: SC 2 (FEMS2)
2018	1.00%	to	1.90%	36,396	8.26	to	8.21	299,780	1.01%	-17.38%	to	-17.89%	****
FKL TMPLT VIPT - FKL Income VIP Fund: Class 2 (FTVIS2)
2018	0.45%	to	2.50%	1,519,867	12.07	to	10.73	17,331,385	4.81%	-4.74%	to	-6.71%
2017	0.45%	to	2.50%	1,547,679	12.67	to	11.50	18,677,157	4.36%	9.18%	to	6.94%
2016	0.45%	to	2.50%	1,307,754	11.61	to	10.76	14,570,222	4.84%	13.51%	to	11.18%
2015	0.45%	to	2.50%	1,181,994	10.23	to	9.67	11,714,749	4.62%	-7.47%	to	-9.38%
2014	0.45%	to	2.50%	1,200,924	11.05	to	10.68	13,052,206	5.42%	4.15%	to	2.00%
FKL TMPLT VIPT - FKL Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2018	0.45%	to	2.40%	578,609	12.38	to	11.06	6,796,957	2.33%	-11.62%	to	-13.36%
2017	0.45%	to	2.40%	634,363	14.01	to	12.77	8,479,159	1.81%	8.11%	to	6.00%
2016	0.45%	to	2.15%	496,721	12.95	to	12.16	6,200,340	1.68%	11.67%	to	9.77%
2015	0.45%	to	2.20%	473,617	11.60	to	11.06	5,339,249	3.02%	-4.08%	to	-5.77%
2014	0.45%	to	2.45%	336,122	12.09	to	11.69	3,991,939	2.36%	5.23%	to	3.12%
FKL TMPLT VIPT - TMPLT GB VIP Fund: Class 2 (FTVGI2)
2018	0.45%	to	2.35%	1,881,017	9.98	to	9.30	18,262,242	0.00%	1.48%	to	-0.47%
2017	0.45%	to	2.20%	1,476,886	9.84	to	9.38	14,231,210	0.00%	1.47%	to	-0.31%
2016	0.45%	to	2.15%	901,438	9.70	to	9.42	8,621,570	0.00%	2.48%	to	0.73%
2015	0.45%	to	2.15%	342,398	9.46	to	9.35	3,218,445	1.18%	-5.38%	to	-6.47%	****
FKL TMPLT VIPT - FKL Founding Funds Allocation VIP Fund: Class 2 (FTVFA2)
2018	0.45%	to	2.20%	248,319	15.69	to	13.46	3,642,236	3.01%	-10.06%	to	-11.65%
2017	0.45%	to	2.20%	264,369	17.45	to	15.23	4,339,503	2.75%	11.48%	to	9.52%
2016	0.45%	to	2.20%	252,098	15.65	to	13.91	3,737,817	3.80%	12.67%	to	10.70%
2015	0.45%	to	2.20%	294,082	13.89	to	12.56	3,890,937	2.89%	-6.63%	to	-8.28%
2014	0.45%	to	2.45%	435,151	14.88	to	13.53	6,223,331	2.81%	2.39%	to	0.33%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
JPM IT - JPM IT Global Allocation Portfolio: Class 2 (JPIGA2)
2018	0.85%	to	1.65%	159,663	$10.73	to	10.44	$1,692,871	0.00%	-7.11%	to	-7.87%
2017	0.85%	to	1.65%	91,508	11.56	to	11.33	1,048,851	1.31%	15.86%	to	14.92%
2016	0.85%	to	1.55%	74,694	9.97	to	9.87	741,880	5.50%	4.94%	to	4.20%
2015	1.35%	to	1.55%	8,101	9.48	to	9.47	76,802	1.48%	-5.18%	to	-5.27%	****
JPM IT - JPM IT Income Builder Portfolio: Class 2 (JPIIB2)
2018	0.85%	to	1.65%	80,274	10.64	to	10.34	843,968	0.00%	-5.73%	to	-6.49%
2017	1.00%	to	1.35%	47,073	11.24	to	11.15	525,849	4.13%	10.59%	to	10.20%
2016	1.00%	to	1.35%	35,656	10.17	to	10.11	361,120	9.41%	5.14%	to	4.77%
2015	1.00%			1,055	9.67			10,201	0.00%	-3.31%****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2018	0.85%	to	1.65%	618,182	11.90	to	11.57	7,263,851	1.78%	-0.43%	to	-1.23%
2017	0.85%	to	1.65%	426,456	11.95	to	11.71	5,055,302	1.54%	17.13%	to	16.19%
2016	1.00%	to	1.65%	200,293	10.18	to	10.08	2,032,372	2.42%	3.28%	to	2.61%
2015	1.00%	to	1.55%	9,305	9.86	to	9.83	91,645	0.59%	-1.44%	to	-1.70%	****
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2018	0.85%	to	1.65%	551,182	13.36	to	12.99	7,292,331	0.12%	-1.51%	to	-2.31%
2017	0.85%	to	1.65%	386,442	13.57	to	13.30	5,205,967	0.55%	26.01%	to	25.00%
2016	0.85%	to	1.65%	218,334	10.77	to	10.64	2,341,082	0.74%	11.15%	to	10.26%
2015	1.00%	to	1.65%	80,168	9.68	to	9.65	775,544	0.31%	-3.20%	to	-3.49%	****
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2018	0.85%	to	1.65%	405,797	10.12	to	9.84	4,063,796	2.75%	-2.13%	to	-2.92%
2017	0.85%	to	1.65%	379,665	10.34	to	10.14	3,893,991	2.66%	2.48%	to	1.65%
2016	0.85%	to	1.65%	308,197	10.09	to	9.97	3,094,461	2.90%	1.36%	to	0.54%
2015	1.00%	to	1.65%	68,097	9.95	to	9.92	676,857	1.05%	-0.52%	to	-0.83%	****
Janus Henderson VIT GTech Portfolio: Service Shares (JAGTS)
2018	0.85%	to	1.65%	514,740	16.33	to	15.88	8,312,926	1.05%	0.05%	to	-0.77%
2017	0.85%	to	1.65%	274,974	16.32	to	16.00	4,453,103	0.43%	43.69%	to	42.53%
2016	0.85%	to	1.65%	131,313	11.36	to	11.23	1,484,828	0.08%	12.89%	to	11.98%
2015	1.00%	to	1.65%	26,006	10.06	to	10.03	261,332	0.00%	0.57%	to	0.26%	****
LR S Inc - LR EM Equity Portfolio: Service Shares (LZREMS)
2018	0.45%	to	2.45%	1,707,119	9.28	to	8.27	15,079,857	2.18%	-18.92%	to	-20.56%
2017	0.45%	to	2.50%	1,365,738	11.44	to	10.39	14,984,496	1.94%	27.25%	to	24.64%
2016	0.45%	to	2.50%	1,022,688	8.99	to	8.33	8,883,121	1.34%	20.24%	to	17.77%
2015	0.45%	to	2.35%	511,206	7.48	to	7.10	3,720,343	1.44%	-20.42%	to	-21.94%
2014	0.45%	to	2.35%	420,710	9.40	to	9.10	3,890,330	3.06%	-5.07%	to	-6.88%
LAITSeries Fund Inc - Total Return Portfolio: Class VC (LOVTRC)
2018	0.45%	to	2.15%	435,433	10.22	to	9.76	4,452,922	3.57%	-1.47%	to	-3.17%
2017	0.45%	to	2.15%	359,520	10.37	to	10.08	3,759,228	3.05%	3.40%	to	1.64%
2016	0.45%	to	2.15%	236,073	10.03	to	9.92	2,396,849	3.86%	0.31%	to	-0.83%
2015	1.00%	to	1.65%	45,344	9.91	to	9.88	449,138	5.68%	-0.89%	to	-1.19%	****
LAITSeries Fund Inc - SD Income Portfolio: Class VC (LOVSDC)
2018	0.85%	to	1.65%	659,392	10.31	to	10.02	6,733,687	4.13%	0.29%	to	-0.53%
2017	0.85%	to	1.65%	511,301	10.28	to	10.08	5,220,955	3.74%	1.32%	to	0.51%
2016	0.85%	to	1.35%	361,756	10.15	to	10.07	3,655,324	4.91%	2.59%	to	2.08%
2015	0.85%	to	1.35%	63,112	9.89	to	9.87	623,548	4.12%	-1.10%	to	-1.33%	****
MS VP Funds Trust - MS VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2018	0.45%	to	2.10%	256,424	11.84	to	11.33	2,974,350	1.32%	-3.03%	to	-4.65%
2017	0.45%	to	2.10%	180,730	12.21	to	11.88	2,179,055	1.42%	11.10%	to	9.27%
2016	0.85%	to	1.95%	70,314	10.96	to	10.88	769,389	1.06%	9.65%	to	8.84%	****
MFS(R) VIT III - MFS Mid Cap Value Portfolio: SC (MV3MVS)
2018	0.85%	to	1.65%	317,050	10.56	to	10.27	3,311,729	0.74%	-12.37%	to	-13.08%
2017	0.85%	to	1.65%	202,203	12.06	to	11.82	2,418,880	1.15%	12.45%	to	11.54%
2016	0.85%	to	1.65%	107,689	10.72	to	10.59	1,149,406	0.75%	14.78%	to	13.86%
2015	1.00%	to	1.30%	25,909	9.33	to	9.32	241,672	0.13%	-6.66%	to	-6.80%	****
MFS(R) VIT II - MFS Blended Research(R) Core Equity Portfolio: SC (MVBRES)
2018	0.85%	to	1.65%	206,082	11.21	to	10.90	2,287,924	1.15%	-8.78%	to	-9.52%
2017	0.85%	to	1.65%	169,998	12.29	to	12.05	2,075,832	1.35%	19.45%	to	18.49%
2016	0.85%	to	1.55%	154,555	10.29	to	10.18	1,584,262	1.46%	7.26%	to	6.50%
2015	1.00%	to	1.55%	40,006	9.59	to	9.56	383,160	0.00%	-4.15%	to	-4.40%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) VIT II - MFS Global Tactical Allocation Portfolio: SC (MVGTAS)
2018	0.45%	to	2.45%	153,383	$12.41	to	10.62	$1,766,934	0.48%	-5.23%	to	-7.15%
2017	0.45%	to	2.45%	216,134	13.10	to	11.44	2,647,545	2.81%	10.09%	to	7.88%
2016	0.45%	to	2.45%	251,334	11.90	to	10.60	2,817,254	0.00%	5.51%	to	3.39%
2015	0.45%	to	2.20%	226,821	11.28	to	10.38	2,428,074	4.94%	-2.93%	to	-4.64%
2014	0.45%	to	2.20%	230,786	11.62	to	10.88	2,575,329	2.96%	3.78%	to	1.95%
MFS(R) VIT - MFS Utilities Series: SC (MVUSC)
2018	0.85%	to	1.65%	167,177	10.55	to	10.26	1,745,985	0.92%	-0.05%	to	-0.86%
2017	0.85%	to	1.65%	139,076	10.55	to	10.35	1,455,825	4.26%	13.52%	to	12.61%
2016	0.85%	to	1.65%	91,233	9.30	to	9.19	844,273	4.90%	10.29%	to	9.41%
2015	1.00%	to	1.35%	18,111	8.42	to	8.41	152,399	0.00%	-15.76%	to	-15.90%	****
MFS(R) VIT II - MFS Intnl Value Portfolio: SC (MVIVSC)
2018	0.85%	to	1.65%	1,593,035	11.34	to	11.02	17,946,388	0.99%	-10.50%	to	-11.22%
2017	0.85%	to	1.65%	713,454	12.66	to	12.41	8,974,206	1.41%	25.74%	to	24.73%
2016	0.85%	to	1.65%	466,163	10.07	to	9.95	4,676,219	1.34%	2.96%	to	2.13%
2015	1.00%	to	1.55%	76,130	9.78	to	9.75	743,738	0.00%	-2.25%	to	-2.50%	****
The Merger Fund VL - The Merger Fund VL (MGRFV)
2018	0.45%	to	2.15%	389,618	11.12	to	10.18	4,146,216	0.66%	6.61%	to	4.78%
2017	0.45%	to	2.40%	364,743	10.43	to	9.62	3,671,054	0.00%	2.10%	to	0.11%
2016	0.45%	to	2.50%	322,387	10.22	to	9.57	3,201,135	0.86%	1.98%	to	-0.11%
2015	0.45%	to	2.45%	248,518	10.02	to	9.60	2,440,575	3.23%	-1.35%	to	-3.33%
2014	0.45%	to	2.45%	102,527	10.16	to	9.93	1,028,059	1.94%	0.92%	to	-1.11%
MS VIF Inc - Global Infrastructure Portfolio: Class II (MSGI2)
2018	0.45%	to	2.45%	548,936	10.76	to	9.78	5,681,914	3.02%	-8.31%	to	-10.16%
2017	0.45%	to	2.45%	592,022	11.73	to	10.89	6,725,481	2.02%	12.04%	to	9.80%
2016	0.45%	to	2.50%	446,629	10.47	to	9.91	4,562,295	2.22%	14.45%	to	12.10%
2015	0.45%	to	2.45%	257,517	9.15	to	8.84	2,319,723	1.72%	-14.27%	to	-16.00%
2014	0.45%	to	2.45%	159,377	10.67	to	10.53	1,688,966	0.00%	6.72%	to	5.28%	****
MS VIF Inc - EM Debt Portfolio: Class II (MSEMB)
2018	0.45%	to	2.50%	929,384	12.38	to	10.56	10,788,011	5.66%	-7.46%	to	-9.38%
2017	0.45%	to	2.50%	836,569	13.38	to	11.65	10,549,686	5.29%	9.09%	to	6.85%
2016	0.45%	to	2.50%	642,260	12.27	to	10.90	7,457,620	5.46%	10.08%	to	7.82%
2015	0.45%	to	2.50%	496,196	11.14	to	10.11	5,257,235	5.24%	-1.62%	to	-3.65%
2014	0.45%	to	2.50%	314,954	11.33	to	10.49	3,414,099	5.48%	2.43%	to	0.32%
MS VIF Inc - Global Strategist Portfolio: Class II (MSVGT2)
2018	1.00%	to	2.10%	118,156	11.89	to	10.92	1,356,117	1.07%	-7.59%	to	-8.62%
2017	1.00%	to	2.15%	141,790	12.87	to	11.91	1,767,940	1.03%	14.81%	to	13.48%
2016	1.00%	to	2.10%	139,046	11.21	to	10.52	1,517,012	0.00%	4.44%	to	3.28%
2015	1.15%	to	2.10%	145,377	10.66	to	10.19	1,522,443	1.63%	-7.60%	to	-8.49%
2014	0.65%	to	2.10%	133,415	11.75	to	11.13	1,518,753	0.77%	1.33%	to	-0.15%
MS VIF Inc - Global Real Estate Portfolio: Class II (VKVGR2)
2018	0.45%	to	2.50%	1,249,254	12.57	to	10.71	14,728,171	3.16%	-8.62%	to	-10.51%
2017	0.45%	to	2.50%	1,081,412	13.75	to	11.97	14,022,593	2.38%	9.21%	to	6.97%
2016	0.45%	to	2.50%	942,836	12.59	to	11.19	11,248,409	1.36%	2.66%	to	0.55%
2015	0.45%	to	2.50%	666,394	12.26	to	11.13	7,773,755	2.18%	-1.86%	to	-3.88%
2014	0.45%	to	2.50%	541,529	12.50	to	11.58	6,508,503	0.77%	13.34%	to	11.01%
NW VIT - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2018	0.65%	to	1.85%	191,942	10.14	to	10.06	1,937,211	4.68%	1.39%	to	0.57%	****
NW VIT - NVIT Bond Index Fund: Class I (NVBX)
2018	0.45%	to	2.35%	2,330,143	10.43	to	9.63	23,532,110	2.71%	-0.82%	to	-2.72%
2017	0.45%	to	2.35%	2,234,188	10.51	to	9.90	22,847,993	2.86%	2.66%	to	0.70%
2016	0.45%	to	2.35%	1,551,608	10.24	to	9.83	15,569,058	2.17%	1.80%	to	-0.13%
2015	0.45%	to	2.35%	1,162,145	10.06	to	9.84	11,568,033	5.66%	-0.31%	to	-2.21%
NW VIT - NVIT Intnl Index Fund: Class I (NVIX)
2018	0.45%	to	2.20%	2,722,377	10.30	to	9.57	27,145,266	2.75%	-14.20%	to	-15.72%
2017	0.45%	to	2.50%	2,422,837	12.00	to	11.24	28,299,288	3.72%	24.32%	to	21.77%
2016	0.45%	to	2.50%	950,900	9.65	to	9.23	9,012,149	4.25%	0.47%	to	-1.59%
2015	0.45%	to	2.10%	361,849	9.61	to	9.42	3,435,888	2.82%	-1.40%	to	-3.04%
NW VIT - NVIT Managed AF Growth-Income Fund: Class II (NAMGI2)
2018	0.85%	to	1.65%	273,095	12.22	to	11.88	3,314,050	1.11%	-3.41%	to	-4.19%
2017	0.85%	to	1.65%	192,241	12.65	to	12.40	2,416,690	1.23%	20.66%	to	19.69%
2016	1.00%	to	1.65%	105,135	10.46	to	10.36	1,097,580	1.49%	8.95%	to	8.23%
2015	1.00%	to	1.35%	97,786	9.60	to	9.58	938,145	2.66%	-4.02%	to	-4.18%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Managed AF Asset Allocation Fund: Class II (NAMAA2)
2018	1.00%	to	1.65%	234,342	$11.35	to	11.09	$2,646,152	1.51%	-5.78%	to	-6.40%
2017	1.00%	to	1.65%	162,181	12.05	to	11.85	1,947,455	2.02%	16.38%	to	15.62%
2016	1.00%	to	1.30%	103,920	10.35	to	10.31	1,074,953	0.00%	7.46%	to	7.14%
2015	1.00%	to	1.30%	53,778	9.63	to	9.62	517,886	1.80%	-3.68%	to	-3.81%	****
NW VIT - AC NVIT Multi Cap Value Fund: Class II (NVAMV2)
2018	0.85%	to	1.65%	224,110	11.01	to	10.71	2,441,479	1.27%	-10.24%	to	-10.97%
2017	0.85%	to	1.65%	254,148	12.27	to	12.03	3,093,670	1.79%	7.52%	to	6.65%
2016	0.85%	to	1.65%	150,830	11.41	to	11.28	1,712,798	3.46%	19.19%	to	18.23%
2015	1.00%	to	1.35%	29,431	9.57	to	9.55	281,305	2.25%	-4.34%	to	-4.50%	****
NW VIT - AF NVIT Asset Allocation Fund: Class II (GVAAA2)
2018	0.45%	to	2.50%	4,337,164	16.49	to	14.06	66,739,569	1.19%	-5.41%	to	-7.37%
2017	0.45%	to	2.50%	3,953,360	17.43	to	15.17	64,677,155	1.17%	15.27%	to	12.91%
2016	0.45%	to	2.50%	2,870,103	15.12	to	13.44	41,030,662	1.98%	8.51%	to	6.28%
2015	0.45%	to	2.50%	2,248,551	13.93	to	12.64	29,796,785	1.43%	0.53%	to	-1.54%
2014	0.45%	to	2.50%	1,778,833	13.86	to	12.84	23,660,831	1.01%	4.52%	to	2.37%
NW VIT - AF NVIT Bond Fund: Class II (GVABD2)
2018	0.85%	to	1.65%	581,454	10.23	to	9.95	5,896,110	2.75%	-1.92%	to	-2.71%
2017	0.85%	to	1.65%	374,678	10.43	to	10.23	3,878,724	1.34%	2.34%	to	1.51%
2016	0.85%	to	1.65%	237,886	10.19	to	10.07	2,413,672	3.42%	1.78%	to	0.96%
2015	1.00%	to	1.30%	13,798	10.01	to	9.99	137,950	0.00%	0.08%	to	-0.06%	****
NW VIT - AF NVIT Global Growth Fund: Class II (GVAGG2)
2018	0.85%	to	1.65%	1,595,105	11.26	to	10.95	17,831,804	0.26%	-10.20%	to	-10.93%
2017	0.85%	to	1.65%	789,133	12.54	to	12.29	9,828,596	0.83%	29.86%	to	28.81%
2016	0.85%	to	1.65%	349,659	9.65	to	9.54	3,361,364	1.92%	-0.66%	to	-1.46%
2015	0.85%	to	1.65%	102,474	9.72	to	9.68	994,946	0.15%	-2.82%	to	-3.19%	****
NW VIT - AF NVIT Growth Fund: Class II (GVAGR2)
2018	0.85%	to	1.65%	1,777,371	13.36	to	12.99	23,518,804	0.35%	-1.51%	to	-2.30%
2017	0.85%	to	1.65%	1,078,343	13.56	to	13.29	14,517,233	0.36%	26.71%	to	25.70%
2016	0.85%	to	1.55%	444,358	10.70	to	10.59	4,737,199	0.27%	8.14%	to	7.38%
2015	0.85%	to	1.55%	132,725	9.90	to	9.86	1,312,623	0.14%	-1.03%	to	-1.36%	****
NW VIT - AF NVIT Growth-Income Fund: Class II (GVAGI2)
2018	0.85%	to	1.65%	1,596,307	12.52	to	12.17	19,755,476	1.16%	-3.02%	to	-3.81%
2017	0.85%	to	1.65%	920,117	12.91	to	12.65	11,780,813	1.57%	20.89%	to	19.92%
2016	0.85%	to	1.65%	368,792	10.68	to	10.55	3,919,105	1.30%	10.15%	to	9.26%
2015	0.85%	to	1.65%	110,075	9.69	to	9.66	1,065,000	0.22%	-3.08%	to	-3.44%	****
NW VIT - Fed NVIT High Income Bond Fund: Class I (HIBF)
2018	0.85%	to	1.90%	274,586	10.99	to	10.45	2,966,833	3.77%	-3.83%	to	-4.85%
2017	0.85%	to	1.90%	315,001	11.43	to	10.99	3,545,289	5.18%	5.85%	to	4.73%
2016	0.45%	to	1.90%	279,127	10.91	to	10.49	2,977,063	4.74%	13.64%	to	11.99%
2015	0.45%	to	1.90%	255,096	9.60	to	9.37	2,415,733	4.92%	-3.05%	to	-4.46%
2014	0.45%	to	1.90%	338,008	9.90	to	9.80	3,331,555	3.65%	-0.97%	to	-1.96%	****
NW VIT - NVIT EM Fund: Class I (GEM)
2018	0.45%	to	2.50%	361,158	10.09	to	9.15	3,471,994	0.49%	-17.79%	to	-19.49%
2017	0.45%	to	2.50%	649,679	12.27	to	11.37	7,648,180	1.81%	40.87%	to	37.98%
2016	0.45%	to	2.50%	356,757	8.71	to	8.24	3,020,697	0.83%	7.23%	to	5.03%
2015	0.45%	to	2.50%	380,459	8.12	to	7.84	3,033,115	0.97%	-16.37%	to	-18.10%
2014	0.45%	to	2.50%	284,459	9.71	to	9.58	2,740,098	0.85%	-2.86%	to	-4.23%	****
NW VIT - NVIT EM Fund: Class II (GEM2)
2018	0.85%	to	1.65%	144,329	10.36	to	10.08	1,477,503	0.40%	-18.36%	to	-19.02%
2017	0.85%	to	1.65%	133,227	12.70	to	12.44	1,676,003	1.50%	40.02%	to	38.90%
2016	0.85%	to	1.35%	19,341	9.07	to	9.00	174,949	1.00%	6.57%	to	6.03%
2015	1.00%	to	1.30%	12,717	8.50	to	8.49	108,102	0.00%	-14.98%	to	-15.10%	****
NW VIT - NVIT Intnl Equity Fund: Class II (NVIE6)
2018	0.85%	to	1.65%	217,899	9.73	to	9.46	2,096,515	2.10%	-15.53%	to	-16.22%
2017	1.00%	to	1.65%	114,103	11.48	to	11.29	1,302,994	2.02%	25.81%	to	24.98%
2016	1.00%	to	1.35%	36,909	9.12	to	9.08	335,814	3.48%	-0.37%	to	-0.72%
2015	1.00%			688	9.16			6,300	0.29%			-8.42%	****
NW VIT - NB NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2018	0.65%	to	2.10%	240,496	12.94	to	12.44	3,060,458	0.45%	-5.63%	to	-7.01%
2017	1.00%	to	2.10%	222,396	13.63	to	13.38	3,014,040	0.74%	23.52%	to	22.15%
2016	1.00%	to	1.45%	18,479	11.03	to	11.00	203,468	0.91%	10.33%	to	9.99%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NB NVIT Socially Responsible Fund: Class II (NVNSR2)
2018	1.00%	to	1.55%	90,296	$11.57	to	11.34	$1,041,698	0.66%	-6.82%	to	-7.34%
2017	1.00%	to	1.55%	65,533	12.41	to	12.24	812,227	0.83%	17.18%	to	16.53%
2016	1.00%	to	1.35%	23,129	10.59	to	10.54	244,488	1.17%	9.01%	to	8.63%
2015	1.00%	to	1.30%	8,905	9.72	to	9.70	86,469	1.29%	-2.83%	to	-2.97%	****
NW VIT - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2018	0.45%	to	2.10%	526,973	17.45	to	15.10	8,441,507	1.71%	-11.15%	to	-12.63%
2017	0.45%	to	2.10%	524,032	19.64	to	17.28	9,540,347	1.22%	19.26%	to	17.29%
2016	0.45%	to	2.10%	535,941	16.47	to	14.74	8,224,948	2.30%	7.88%	to	6.09%
2015	0.45%	to	2.10%	622,297	15.27	to	13.89	8,948,245	2.89%	-2.20%	to	-3.82%
2014	0.45%	to	2.10%	277,822	15.61	to	14.44	4,131,688	2.08%	4.03%	to	2.30%
NW VIT - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2018	0.45%	to	2.50%	872,271	14.68	to	12.26	11,753,042	2.24%	-6.66%	to	-8.59%
2017	0.45%	to	2.50%	926,263	15.73	to	13.41	13,513,238	1.81%	11.55%	to	9.26%
2016	0.45%	to	2.50%	1,046,807	14.10	to	12.28	13,812,717	2.61%	5.63%	to	3.46%
2015	0.45%	to	2.50%	1,035,762	13.35	to	11.86	13,079,416	2.67%	-1.50%	to	-3.53%
2014	0.45%	to	2.50%	1,645,659	13.55	to	12.30	21,415,970	3.86%	3.83%	to	1.69%
NW VIT - NVIT Cardinal(SM) CAF: Class II (NVCCA2)
2018	0.85%	to	2.50%	1,008,553	15.56	to	13.46	14,788,887	2.10%	-8.94%	to	-10.47%
2017	0.85%	to	2.50%	972,537	17.09	to	15.03	15,705,564	1.68%	14.82%	to	12.92%
2016	0.85%	to	2.50%	1,016,035	14.89	to	13.31	14,367,053	2.74%	6.41%	to	4.65%
2015	0.45%	to	2.50%	1,056,215	14.31	to	12.72	14,137,039	3.02%	-1.77%	to	-3.80%
2014	0.45%	to	2.55%	1,031,275	14.57	to	13.19	14,226,928	3.11%	4.23%	to	2.03%
NW VIT - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
2018	0.85%	to	2.30%	1,020,336	12.25	to	10.79	11,722,445	2.15%	-3.44%	to	-4.86%
2017	0.45%	to	2.30%	1,150,132	13.09	to	11.34	13,779,403	2.00%	5.88%	to	3.92%
2016	0.45%	to	2.30%	1,259,124	12.36	to	10.91	14,383,344	2.53%	4.14%	to	2.21%
2015	0.45%	to	2.30%	1,195,585	11.87	to	10.67	13,210,388	1.82%	-1.18%	to	-3.02%
2014	0.45%	to	2.30%	1,390,229	12.01	to	11.01	15,754,070	3.01%	2.87%	to	0.96%
NW VIT - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2018	0.45%	to	2.50%	1,497,286	15.44	to	12.89	21,102,657	1.99%	-7.51%	to	-9.42%
2017	0.45%	to	2.50%	1,700,995	16.69	to	14.23	26,126,415	1.60%	13.46%	to	11.13%
2016	0.45%	to	2.50%	2,370,957	14.71	to	12.81	32,416,486	2.63%	6.26%	to	4.08%
2015	0.45%	to	2.50%	2,737,046	13.84	to	12.30	35,598,436	3.16%	-1.51%	to	-3.54%
2014	0.45%	to	2.50%	2,108,083	14.05	to	12.75	28,147,988	2.54%	4.10%	to	1.96%
NW VIT - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2018	0.45%	to	2.20%	419,024	16.61	to	14.25	6,393,840	1.54%	-9.91%	to	-11.51%
2017	0.45%	to	2.50%	676,199	18.44	to	15.73	11,557,440	1.39%	17.54%	to	15.13%
2016	0.45%	to	2.50%	806,643	15.69	to	13.66	11,809,323	2.38%	7.11%	to	4.91%
2015	0.45%	to	2.50%	1,230,141	14.65	to	13.02	16,972,583	4.95%	-1.95%	to	-3.97%
2014	0.45%	to	2.50%	290,550	14.94	to	13.56	4,143,500	1.78%	4.09%	to	1.95%
NW VIT - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2018	0.45%	to	2.50%	502,897	14.08	to	11.76	6,438,294	2.07%	-5.19%	to	-7.16%
2017	0.45%	to	2.50%	687,470	14.85	to	12.66	9,357,076	2.01%	9.39%	to	7.15%
2016	0.45%	to	2.50%	646,126	13.58	to	11.82	8,133,921	2.64%	5.52%	to	3.36%
2015	0.45%	to	2.85%	644,930	12.87	to	11.21	7,758,763	1.88%	-1.51%	to	-3.89%
2014	0.45%	to	2.85%	1,262,452	13.06	to	11.66	15,623,836	3.95%	3.61%	to	1.12%
NW VIT - NVIT Core Bond Fund: Class II (NVCBD2)
2018	1.00%	to	1.65%	289,095	10.40	to	10.16	2,987,391	3.20%	-1.69%	to	-2.34%
2017	0.85%	to	1.65%	256,980	10.62	to	10.41	2,708,853	3.14%	3.30%	to	2.47%
2016	1.00%	to	1.65%	199,123	10.26	to	10.16	2,037,269	4.23%	3.96%	to	3.28%
2015	1.00%	to	1.35%	24,355	9.87	to	9.85	240,194	6.05%	-1.35%	to	-1.51%	****
NW VIT - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2018	0.45%	to	2.20%	402,069	11.57	to	10.10	4,319,966	2.44%	-1.90%	to	-3.63%
2017	0.45%	to	2.40%	518,627	11.79	to	10.34	5,705,067	1.90%	3.30%	to	1.28%
2016	0.45%	to	2.50%	870,990	11.41	to	10.15	9,334,860	2.40%	2.87%	to	0.76%
2015	0.45%	to	2.45%	855,161	11.10	to	10.09	9,008,769	1.51%	-0.96%	to	-2.95%
2014	0.45%	to	2.45%	1,143,294	11.20	to	10.40	12,303,527	3.39%	4.41%	to	2.31%
NW VIT - NVIT NW Fund: Class I (TRF)
2018	0.45%	to	2.10%	134,325	14.58	to	13.48	1,876,142	1.16%	-0.46%	to	-2.11%
2017	0.45%	to	2.30%	277,662	14.65	to	13.67	3,908,621	1.11%	19.98%	to	17.76%
2016	0.45%	to	2.30%	172,307	12.21	to	11.61	2,046,898	1.12%	10.89%	to	8.83%
2015	0.45%	to	2.50%	384,754	11.01	to	10.63	4,178,786	1.32%	0.48%	to	-1.59%
2014	0.45%	to	2.30%	293,951	10.96	to	10.82	3,208,499	0.87%	9.56%	to	8.16%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT NW Fund: Class II (TRF2)
2018	1.00%	to	1.65%	32,053	$12.35	to	12.07	$394,913	0.84%	-1.28%	to	-1.93%
2017	1.00%	to	1.65%	29,423	12.51	to	12.31	367,583	0.74%	19.05%	to	18.27%
2016	1.00%	to	1.65%	44,266	10.51	to	10.41	464,063	2.38%	10.05%	to	9.33%
2015	1.00%	to	1.65%	6,055	9.55	to	9.52	57,738	1.30%	-4.53%	to	-4.83%	****
NW VIT - NVIT Gov Bond Fund: Class I (GBF)
2018	0.45%	to	2.50%	543,182	10.31	to	9.35	5,349,870	2.03%	-0.50%	to	-2.56%
2017	0.45%	to	2.50%	675,408	10.36	to	9.60	6,751,367	1.86%	1.63%	to	-0.46%
2016	0.45%	to	2.50%	1,042,731	10.20	to	9.64	10,343,716	1.39%	0.29%	to	-1.77%
2015	0.45%	to	2.50%	1,038,287	10.17	to	9.82	10,374,812	2.08%	-0.56%	to	-2.61%
2014	0.45%	to	2.50%	651,310	10.23	to	10.08	6,606,686	1.06%	2.26%	to	0.81%	****
NW VIT - NVIT Gov Bond Fund: Class II (GBF2)
2018	0.85%	to	1.65%	430,565	9.93	to	9.66	4,234,467	3.88%	-1.10%	to	-1.91%
2017	1.00%	to	1.65%	120,964	10.01	to	9.85	1,202,942	2.06%	0.82%	to	0.16%
2016	1.00%	to	1.35%	77,350	9.93	to	9.88	765,343	2.44%	-0.52%	to	-0.87%
2015	1.00%	to	1.35%	18,436	9.98	to	9.96	183,854	2.63%	-0.21%	to	-0.37%	****
NW VIT - NVIT ID Aggressive Fund: Class II (GVIDA)
2018	0.45%	to	2.45%	546,062	11.97	to	10.88	6,229,053	1.49%	-9.27%	to	-11.10%
2017	0.45%	to	2.45%	553,230	13.19	to	12.24	7,028,836	1.75%	17.90%	to	15.54%
2016	0.45%	to	2.45%	466,597	11.19	to	10.59	5,082,699	1.48%	8.98%	to	6.79%
2015	0.45%	to	2.10%	528,278	10.26	to	9.98	5,332,573	1.32%	-1.44%	to	-3.08%
2014	0.45%	to	2.50%	628,850	10.41	to	10.27	6,502,909	1.48%	4.14%	to	2.67%	****
NW VIT - NVIT ID Balanced Fund: Class II (NVDBL2)
2018	0.45%	to	2.30%	646,794	11.37	to	10.41	7,063,930	1.96%	-5.28%	to	-7.05%
2017	0.45%	to	2.30%	601,345	12.00	to	11.20	6,983,659	2.03%	10.63%	to	8.58%
2016	0.45%	to	2.15%	498,988	10.85	to	10.36	5,285,310	2.19%	5.83%	to	4.02%
2015	0.45%	to	2.30%	346,219	10.25	to	9.93	3,493,108	1.30%	-0.62%	to	-2.47%
2014	0.45%	to	2.30%	199,407	10.32	to	10.19	2,044,443	1.75%	3.17%	to	1.85%	****
NW VIT - NVIT ID CAF: Class II (NVDCA2)
2018	0.45%	to	2.30%	1,314,482	11.75	to	10.76	14,838,095	2.29%	-6.89%	to	-8.63%
2017	0.45%	to	2.30%	789,291	12.62	to	11.78	9,588,941	2.23%	14.29%	to	12.18%
2016	0.45%	to	2.30%	410,422	11.04	to	10.50	4,400,063	1.94%	7.26%	to	5.27%
2015	1.00%	to	2.30%	357,957	10.20	to	9.97	3,616,429	1.37%	-1.53%	to	-2.82%
2014	0.45%	to	2.50%	411,780	10.39	to	10.25	4,252,319	2.93%	3.94%	to	2.47%	****
NW VIT - NVIT ID Conservative Fund: Class II (GVIDC)
2018	0.45%	to	2.50%	1,508,728	10.89	to	9.88	15,766,803	2.09%	-2.25%	to	-4.27%
2017	0.45%	to	2.50%	1,415,301	11.14	to	10.32	15,217,663	1.98%	5.21%	to	3.05%
2016	0.45%	to	2.50%	1,352,080	10.59	to	10.01	13,922,775	2.16%	3.80%	to	1.66%
2015	0.45%	to	2.50%	1,096,796	10.20	to	9.85	10,989,145	1.57%	-0.19%	to	-2.24%
2014	0.45%	to	2.50%	978,369	10.22	to	10.08	9,933,726	1.56%	2.21%	to	0.76%	****
NW VIT - NVIT ID Moderate Fund: Class II (GVIDM)
2018	0.45%	to	2.50%	5,265,537	11.60	to	10.52	58,768,178	1.88%	-6.11%	to	-8.05%
2017	0.45%	to	2.50%	5,176,800	12.35	to	11.44	61,951,035	1.92%	12.42%	to	10.11%
2016	0.45%	to	2.50%	3,963,445	10.99	to	10.39	42,502,601	2.06%	6.66%	to	4.47%
2015	0.45%	to	2.50%	3,723,008	10.30	to	9.95	37,775,766	2.54%	-0.78%	to	-2.83%
2014	0.45%	to	2.50%	1,768,302	10.38	to	10.23	18,278,859	1.53%	3.82%	to	2.35%	****
NW VIT - NVIT ID Moderately Aggressive Fund: Class II (GVDMA)
2018	0.45%	to	2.45%	1,972,351	11.83	to	10.75	22,466,275	1.80%	-8.14%	to	-10.00%
2017	0.45%	to	2.45%	1,644,988	12.87	to	11.95	20,533,358	1.82%	16.15%	to	13.83%
2016	1.00%	to	2.45%	1,352,219	10.92	to	10.50	14,623,881	2.00%	7.40%	to	5.83%
2015	0.45%	to	2.50%	1,018,739	10.26	to	9.91	10,289,593	1.80%	-1.18%	to	-3.21%
2014	0.45%	to	2.50%	719,794	10.39	to	10.24	7,430,132	1.48%	3.85%	to	2.38%	****
NW VIT - NVIT ID Moderately Conservative Fund: Class II (GVDMC)
2018	0.45%	to	2.50%	2,062,588	11.25	to	10.21	22,283,472	1.98%	-4.17%	to	-6.15%
2017	0.45%	to	2.50%	2,012,077	11.74	to	10.88	22,854,686	2.08%	8.72%	to	6.49%
2016	0.45%	to	2.50%	1,708,962	10.80	to	10.21	17,985,057	2.35%	5.23%	to	3.07%
2015	0.45%	to	2.50%	1,217,405	10.26	to	9.91	12,277,946	1.92%	-0.48%	to	-2.53%
2014	0.45%	to	2.50%	944,676	10.31	to	10.17	9,682,645	1.48%	3.12%	to	1.66%	****
NW VIT - NVIT Mid Cap Index Fund: Class I (MCIF)
2018	0.45%	to	2.20%	2,798,247	11.98	to	11.13	32,484,979	1.50%	-11.78%	to	-13.35%
2017	0.45%	to	2.35%	2,265,493	13.58	to	12.78	29,986,686	1.28%	15.26%	to	13.07%
2016	0.45%	to	2.50%	1,319,288	11.78	to	11.27	15,246,746	1.81%	19.75%	to	17.29%
2015	0.45%	to	2.10%	392,371	9.84	to	9.65	3,816,989	1.47%	-2.97%	to	-4.58%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Gov MM Fund: Class I (SAM)
2018	1.30%			3,517	$9.09			$31,971	1.33%	0.07%
2017	1.30%			6,516	9.08			59,194	0.42%	-0.88%
2016	1.30%			6,519	9.17			59,747	0.01%	-1.29%
2015	1.30%			6,522	9.28			60,555	0.00%	-1.30%
2014	1.30%			11,504	9.41			108,219	0.00%	-1.30%
NW VIT - NVIT Multi-Manager Intnl Growth Fund: Class II (NVMIG6)
2018	0.45%	to	2.15%	323,038	13.67	to	11.78	4,066,391	1.05%	-17.05%	to	-18.47%
2017	0.45%	to	2.50%	426,714	16.48	to	14.06	6,507,926	1.02%	24.97%	to	22.41%
2016	0.45%	to	2.50%	397,851	13.19	to	11.48	4,894,604	1.14%	-2.91%	to	-4.90%
2015	0.45%	to	2.45%	266,004	13.59	to	12.11	3,394,034	0.13%	-1.10%	to	-3.09%
2014	0.45%	to	2.45%	224,523	13.74	to	12.50	2,944,411	2.27%	-1.80%	to	-3.77%
NW VIT - NVIT Multi-Manager Intnl Value Fund: Class II (GVDIV2)
2018	0.45%	to	2.45%	583,226	8.96	to	8.15	4,986,140	3.88%	-17.71%	to	-19.37%
2017	0.45%	to	2.50%	682,118	10.89	to	10.08	7,149,841	2.52%	21.98%	to	19.48%
2016	0.45%	to	2.50%	710,285	8.93	to	8.44	6,162,574	2.66%	4.51%	to	2.36%
2015	0.45%	to	2.45%	421,105	8.54	to	8.25	3,529,054	1.04%	-5.77%	to	-7.67%
2014	0.45%	to	2.45%	405,939	9.06	to	8.94	3,655,246	1.72%	-9.37%	to	-10.62%	****
NW VIT - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2018	0.45%	to	2.50%	337,722	22.96	to	19.18	7,056,935	0.06%	-3.79%	to	-5.78%
2017	0.45%	to	2.50%	373,917	23.87	to	20.35	8,201,857	0.10%	29.30%	to	26.64%
2016	0.45%	to	2.50%	456,845	18.46	to	16.07	7,850,446	0.89%	1.53%	to	-0.55%
2015	0.45%	to	2.50%	294,364	18.18	to	16.16	5,014,521	0.26%	2.67%	to	0.55%
2014	0.45%	to	2.50%	268,848	17.71	to	16.07	4,501,661	0.33%	9.65%	to	7.39%
NW VIT - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2018	0.45%	to	2.45%	525,999	18.51	to	15.53	8,911,414	1.25%	-12.19%	to	-13.97%
2017	0.45%	to	2.50%	582,611	21.08	to	17.98	11,339,335	1.22%	13.85%	to	11.51%
2016	0.45%	to	2.50%	774,134	18.52	to	16.12	13,386,869	2.65%	15.52%	to	13.15%
2015	0.45%	to	2.45%	348,734	16.03	to	14.29	5,237,383	1.04%	-3.87%	to	-5.80%
2014	0.45%	to	2.45%	358,216	16.68	to	15.17	5,667,146	1.29%	9.75%	to	7.54%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2018	1.15%	to	1.60%	3,191	28.31	to	27.09	88,546	0.00%	-7.93%	to	-8.35%
2017	1.15%	to	1.60%	3,395	30.75	to	29.56	102,458	0.00%	26.27%	to	25.70%
2016	1.15%	to	1.60%	3,684	24.35	to	23.51	88,222	0.00%	5.24%	to	4.77%
2015	1.15%	to	1.60%	10,326	23.14	to	22.44	235,481	0.00%	-1.33%	to	-1.78%
2014	1.15%	to	1.60%	11,097	23.45	to	22.85	257,049	0.00%	2.84%	to	2.37%
NW VIT - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2018	0.45%	to	2.45%	396,280	21.50	to	18.03	7,773,229	0.00%	-7.47%	to	-9.34%
2017	0.45%	to	2.50%	373,996	23.23	to	19.81	7,963,423	0.00%	26.95%	to	24.34%
2016	0.45%	to	2.50%	260,056	18.30	to	15.93	4,422,763	0.00%	5.58%	to	3.41%
2015	0.45%	to	2.50%	439,773	17.33	to	15.41	7,132,124	0.00%	-0.79%	to	-2.84%
2014	0.45%	to	2.45%	267,498	17.47	to	15.89	4,434,759	0.00%	3.25%	to	1.18%
NW VIT - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2018	0.45%	to	2.45%	403,068	21.31	to	17.88	7,919,022	1.07%	-13.55%	to	-15.30%
2017	0.45%	to	2.50%	441,461	24.65	to	21.02	10,091,732	1.02%	13.33%	to	11.00%
2016	0.45%	to	2.50%	537,974	21.76	to	18.94	10,940,679	1.66%	17.07%	to	14.66%
2015	0.45%	to	2.45%	354,372	18.58	to	16.57	6,242,788	1.13%	-3.32%	to	-5.27%
2014	0.45%	to	2.45%	475,679	19.22	to	17.49	8,764,471	1.61%	16.49%	to	14.15%
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2018	0.45%	to	2.45%	368,271	13.69	to	12.45	4,779,433	0.00%	-8.36%	to	-10.21%
2017	0.45%	to	2.50%	378,111	14.94	to	13.84	5,389,604	0.00%	24.36%	to	21.81%
2016	0.45%	to	2.50%	220,195	12.01	to	11.36	2,561,937	0.00%	7.82%	to	5.60%
2015	0.45%	to	2.50%	292,448	11.14	to	10.76	3,196,137	0.00%	0.30%	to	-1.76%
2014	0.45%	to	2.45%	223,672	11.11	to	10.95	2,464,685	0.00%	11.06%	to	9.53%	****
NW VIT - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2018	0.85%	to	1.65%	137,561	10.79	to	10.49	1,470,587	0.00%	-9.00%	to	-9.74%
2017	0.85%	to	1.65%	91,578	11.86	to	11.63	1,079,398	0.00%	23.59%	to	22.60%
2016	0.85%	to	1.65%	45,722	9.60	to	9.48	437,082	0.00%	7.14%	to	6.28%
2015	1.00%	to	1.65%	35,096	8.95	to	8.92	313,985	0.00%	-10.50%	to	-10.77%	****
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2018	0.45%	to	2.45%	306,459	11.38	to	10.35	3,323,110	0.69%	-17.33%	to	-19.00%
2017	0.45%	to	2.50%	347,227	13.77	to	12.75	4,602,224	0.41%	8.57%	to	6.34%
2016	0.45%	to	2.50%	502,461	12.68	to	11.99	6,191,231	0.75%	25.37%	to	22.79%
2015	0.45%	to	2.45%	379,349	10.11	to	9.77	3,770,754	0.64%	-6.45%	to	-8.33%
2014	0.45%	to	2.45%	462,116	10.81	to	10.66	4,969,036	0.27%	8.10%	to	6.61%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2018	0.85%	to	1.65%	161,242	$10.19	to	9.91	$1,620,601	0.53%	-17.83%	to	-18.50%
2017	0.85%	to	1.65%	110,595	12.40	to	12.16	1,358,132	0.40%	7.83%	to	6.96%
2016	0.85%	to	1.65%	55,859	11.50	to	11.36	639,253	0.61%	24.55%	to	23.55%
2015	1.00%	to	1.35%	24,757	9.23	to	9.21	228,330	0.71%	-7.74%	to	-7.89%	****
NW VIT - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2018	0.45%	to	2.10%	398,577	12.34	to	11.41	4,702,720	0.01%	-13.03%	to	-14.48%
2017	0.45%	to	2.10%	356,726	14.19	to	13.34	4,889,568	0.00%	12.98%	to	11.11%
2016	0.45%	to	2.10%	342,415	12.56	to	12.01	4,190,932	0.39%	22.28%	to	20.26%
2015	0.45%	to	2.10%	274,289	10.27	to	9.98	2,795,620	0.36%	-2.08%	to	-3.70%
2014	0.45%	to	2.10%	320,570	10.49	to	10.37	3,353,751	0.18%	4.88%	to	3.69%	****
NW VIT - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2018	0.85%	to	1.65%	147,374	10.80	to	10.50	1,581,389	0.00%	-13.58%	to	-14.28%
2017	0.85%	to	1.35%	110,348	12.49	to	12.34	1,374,346	0.00%	12.24%	to	11.68%
2016	0.85%	to	1.35%	26,607	11.13	to	11.05	295,052	0.11%	21.50%	to	20.89%
2015	1.00%	to	1.30%	12,554	9.15	to	9.14	114,887	0.07%	-8.46%	to	-8.59%	****
NW VIT - NVIT Multi Sector Bond Fund: Class I (MSBF)
2018	0.45%	to	2.35%	1,434,532	10.72	to	9.61	14,608,040	2.82%	-2.79%	to	-4.65%
2017	0.45%	to	2.50%	1,077,375	11.03	to	10.01	11,358,802	5.46%	5.85%	to	3.68%
2016	0.45%	to	2.50%	706,336	10.42	to	9.65	7,075,604	3.37%	8.16%	to	5.94%
2015	0.45%	to	2.45%	456,734	9.63	to	9.12	4,273,112	1.93%	-3.33%	to	-5.27%
2014	0.45%	to	2.45%	372,253	9.96	to	9.63	3,639,274	4.05%	3.42%	to	1.34%
NW VIT - NVIT Short Term Bond Fund: Class II (NVSTB2)
2018	0.45%	to	2.35%	1,703,929	10.57	to	9.12	16,824,333	2.49%	0.36%	to	-1.56%
2017	0.45%	to	2.50%	1,349,905	10.53	to	9.17	13,378,603	1.52%	1.12%	to	-0.95%
2016	0.45%	to	2.50%	1,490,755	10.41	to	9.26	14,691,214	2.31%	2.03%	to	-0.06%
2015	0.45%	to	2.45%	928,715	10.21	to	9.28	9,053,531	1.87%	-0.79%	to	-2.78%
2014	0.45%	to	2.45%	1,017,668	10.29	to	9.55	10,060,290	1.05%	0.04%	to	-1.97%
NW VIT - NVIT Dynamic US Growth Fund: Class II (NVOLG2)
2018	0.45%	to	2.50%	630,993	12.81	to	12.11	7,720,802	0.58%	-1.99%	to	-4.02%
2017	0.45%	to	2.50%	511,554	13.07	to	12.62	6,445,896	0.29%	26.50%	to	23.90%
2016	0.45%	to	2.50%	339,792	10.33	to	10.18	3,416,507	0.73%	3.31%	to	1.84%
2015	1.00%	to	1.65%	38,542	9.84	to	9.81	378,914	0.52%	-1.62%	to	-1.92%	****
NW VIT - TMPLT NVIT Intnl Value Fund: Class I (NVTIV3)
2018	0.85%	to	1.65%	101,838	9.09	to	8.83	916,281	2.23%	-16.41%	to	-17.09%
2017	0.85%	to	1.65%	81,789	10.87	to	10.66	882,492	2.47%	21.68%	to	20.70%
2016	0.85%	to	1.35%	47,947	8.93	to	8.87	426,427	2.63%	0.26%	to	-0.25%
2015	1.00%	to	1.35%	30,202	8.90	to	8.89	268,649	3.71%	-10.96%	to	-11.11%	****
NW VIT - BR NVIT Equity Dividend Fund: Class II (EIF2)
2018	0.85%	to	1.65%	273,299	11.46	to	11.14	3,098,439	2.14%	-8.25%	to	-9.00%
2017	0.85%	to	1.65%	103,855	12.49	to	12.25	1,287,578	3.68%	16.69%	to	15.75%
2016	1.00%	to	1.55%	32,618	10.68	to	10.60	347,488	2.29%	16.40%	to	15.76%
2015	1.00%	to	1.30%	23,928	9.18	to	9.16	219,540	0.00%	-8.23%	to	-8.36%	****
NW VIT - NVIT Real Estate Fund: Class II (NVRE2)
2018	0.45%	to	2.50%	331,079	12.14	to	10.79	3,835,204	2.12%	-4.49%	to	-6.47%
2017	0.45%	to	2.50%	216,204	12.71	to	11.53	2,637,619	1.92%	5.67%	to	3.50%
2016	0.45%	to	2.50%	203,791	12.03	to	11.14	2,365,581	1.64%	6.70%	to	4.51%
2015	0.45%	to	2.50%	211,340	11.27	to	10.66	2,318,589	1.61%	-6.08%	to	-8.02%
2014	0.45%	to	2.50%	380,236	12.00	to	11.59	4,493,910	5.13%	28.03%	to	25.39%
NW VIT - NVIT Gov MM Fund: Class II (NVMM2)
2018	0.45%	to	2.50%	22,580,846	9.73	to	8.06	202,046,573	1.11%	0.68%	to	-1.40%
2017	0.45%	to	2.50%	17,578,319	9.66	to	8.17	157,673,261	0.22%	-0.23%	to	-2.28%
2016	0.45%	to	2.50%	16,351,457	9.69	to	8.37	147,894,571	0.00%	-0.45%	to	-2.49%
2015	0.45%	to	2.50%	23,705,499	9.73	to	8.58	217,646,578	0.00%	-0.45%	to	-2.50%
2014	0.45%	to	2.50%	22,120,520	9.77	to	8.80	206,063,496	0.00%	-0.45%	to	-2.50%
NW VIT - NVIT DFA Moderate Fund: Class II (NVLM2)
2018	0.45%	to	2.45%	473,770	13.00	to	11.52	5,810,236	1.40%	-8.24%	to	-10.09%
2017	0.45%	to	2.15%	492,304	14.17	to	13.01	6,648,436	1.32%	13.32%	to	11.39%
2016	0.45%	to	2.15%	512,774	12.50	to	11.68	6,165,789	1.32%	8.28%	to	6.44%
2015	0.45%	to	2.15%	542,886	11.54	to	10.97	6,092,033	1.68%	-2.20%	to	-3.87%
2014	0.45%	to	2.15%	520,306	11.80	to	11.41	6,027,930	1.55%	1.40%	to	-0.33%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT DFA CAF: Class II (NVLCA2)
2018	0.45%	to	2.20%	306,743	$13.71	to	12.34	$3,962,264	1.87%	-10.59%	to	-12.17%
2017	0.45%	to	2.20%	210,763	15.34	to	14.05	3,079,802	2.28%	17.36%	to	15.30%
2016	0.45%	to	2.30%	148,001	13.07	to	12.14	1,853,247	1.44%	10.89%	to	8.83%
2015	0.45%	to	2.30%	138,664	11.79	to	11.15	1,583,150	1.98%	-3.59%	to	-5.39%
2014	0.45%	to	2.30%	136,378	12.23	to	11.79	1,632,666	1.44%	2.66%	to	0.76%
NW VIT - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2018	1.00%	to	2.20%	116,827	11.00	to	10.34	1,256,582	1.38%	-8.01%	to	-9.13%
2017	0.45%	to	2.20%	190,845	12.24	to	11.37	2,239,046	1.66%	17.26%	to	15.21%
2016	0.45%	to	2.20%	179,311	10.44	to	9.87	1,812,133	2.30%	5.74%	to	3.88%
2015	0.45%	to	2.20%	175,329	9.87	to	9.50	1,686,921	1.78%	-5.30%	to	-6.97%
2014	1.15%	to	1.90%	56,671	10.34	to	10.25	583,458	3.29%	-0.15%	to	-0.91%
NW VIT - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2018	1.00%	to	2.35%	104,025	10.78	to	10.05	1,103,153	2.00%	-7.95%	to	-9.21%
2017	0.85%	to	2.35%	122,015	11.79	to	11.07	1,407,533	1.89%	13.79%	to	12.08%
2016	1.00%	to	2.35%	104,486	10.31	to	9.88	1,056,757	2.46%	4.50%	to	3.08%
2015	1.25%	to	2.35%	127,924	9.81	to	9.58	1,244,370	1.30%	-5.49%	to	-6.54%
2014	1.25%	to	2.35%	94,519	10.38	to	10.25	976,833	4.59%	0.98%	to	-0.14%
NW VIT - NVIT ID Managed Growth Fund: Class II (IDPG2)
2018	1.00%	to	1.95%	235,301	11.28	to	10.74	2,606,239	1.95%	-7.00%	to	-7.90%
2017	1.00%	to	1.85%	151,732	12.13	to	11.70	1,811,532	1.54%	15.80%	to	14.81%
2016	1.00%	to	2.10%	242,882	10.47	to	10.11	2,513,301	2.05%	5.88%	to	4.71%
2015	1.25%	to	1.85%	120,041	9.84	to	9.71	1,176,229	1.97%	-5.16%	to	-5.73%
2014	1.25%	to	1.90%	49,734	10.37	to	10.30	513,588	3.45%	0.46%	to	-0.20%
NW VIT - NVIT ID Managed Growth & Income Fund: Class II (IDPGI2)
2018	1.00%	to	2.10%	237,993	11.01	to	10.39	2,585,974	2.25%	-6.57%	to	-7.62%
2017	1.00%	to	2.10%	144,064	11.78	to	11.25	1,673,310	1.97%	12.89%	to	11.64%
2016	1.00%	to	2.10%	119,999	10.44	to	10.08	1,240,196	1.88%	4.65%	to	3.49%
2015	1.00%	to	2.10%	100,455	9.97	to	9.74	994,507	2.59%	-4.21%	to	-5.27%
2014	1.25%	to	2.10%	31,338	10.38	to	10.28	324,369	4.01%	1.18%	to	0.30%
NW VIT - NVIT Small Cap Index Fund: Class II (NVSIX2)
2018	0.45%	to	2.15%	2,086,380	11.69	to	10.88	23,628,518	1.23%	-11.74%	to	-13.26%
2017	0.45%	to	2.35%	2,003,529	13.24	to	12.47	25,842,608	1.24%	13.67%	to	11.51%
2016	0.45%	to	2.15%	1,032,165	11.65	to	11.23	11,798,545	1.85%	20.33%	to	18.28%
2015	0.45%	to	2.35%	278,770	9.68	to	9.47	2,668,213	1.18%	-5.31%	to	-7.12%
NW VIT - NVIT S&P 500 Index Fund: Class I (GVEX1)
2018	0.45%	to	2.50%	12,332,176	13.02	to	11.95	155,185,488	1.87%	-5.05%	to	-7.02%
2017	0.45%	to	2.50%	10,471,552	13.71	to	12.85	139,702,422	2.08%	20.98%	to	18.50%
2016	0.45%	to	2.50%	7,162,296	11.34	to	10.84	79,557,041	3.12%	11.16%	to	8.88%
2015	0.45%	to	2.45%	2,891,001	10.20	to	9.96	29,186,318	3.99%	0.71%	to	-1.32%
NW VIT - BR NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2018	0.85%	to	2.20%	159,570	10.12	to	10.40	1,600,812	0.96%	-9.25%	to	-10.50%
2017	0.45%	to	2.20%	114,668	11.97	to	11.62	1,278,461	1.35%	17.90%	to	15.84%
2016	0.85%	to	1.55%	79,852	9.49	to	9.40	755,578	1.17%	2.10%	to	1.38%
2015	0.85%	to	1.35%	32,607	9.30	to	9.28	302,819	0.00%	-7.01%	to	-7.23%	****
NB AMT - US Equity Index PutWrite SP: S Class Shares (NBARMS)
2018	0.45%	to	2.10%	107,206	9.26	to	8.64	962,734	0.00%	-7.20%	to	-8.75%
2017	1.00%	to	2.10%	98,826	9.81	to	9.47	962,498	0.00%	5.62%	to	4.45%
2016	1.00%	to	2.10%	59,659	9.29	to	9.07	550,574	0.00%	-1.64%	to	-2.73%
2015	1.00%	to	2.10%	38,573	9.44	to	9.32	362,482	0.00%	-6.01%	to	-7.05%
OVAF - Oppenheimer Intnl Growth Fund/VA: Service Shares (OVIGS)
2018	0.85%	to	1.65%	259,112	9.21	to	8.95	2,360,693	0.59%	-20.24%	to	-20.89%
2017	0.85%	to	1.65%	175,012	11.54	to	11.31	2,005,150	1.17%	25.37%	to	24.37%
2016	0.85%	to	1.65%	116,297	9.21	to	9.10	1,065,683	0.83%	-3.54%	to	-4.32%
2015	1.00%	to	1.65%	37,758	9.54	to	9.51	359,712	0.00%	-4.63%	to	-4.93%	****
OVAF - Oppenheimer Global Fund/VA: Service Shares (OVGSS)
2018	0.45%	to	2.50%	745,410	14.02	to	12.46	9,996,630	0.72%	-13.78%	to	-15.57%
2017	0.45%	to	2.50%	621,009	16.26	to	14.76	9,626,107	0.68%	35.71%	to	32.92%
2016	0.45%	to	2.50%	341,754	11.98	to	11.10	3,955,247	0.77%	-0.61%	to	-2.65%
2015	0.45%	to	2.50%	480,902	12.05	to	11.40	5,635,310	1.40%	3.21%	to	1.08%
2014	0.45%	to	2.50%	241,225	11.68	to	11.28	2,774,030	0.81%	1.60%	to	-0.50%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
OVAF - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares (OVSCS)
2018	0.85%	to	1.65%	444,099	$10.48	to	10.19	$4,603,996	0.06%	-11.30%	to	-12.02%
2017	0.85%	to	1.65%	334,053	11.81	to	11.58	3,914,954	0.67%	12.94%	to	12.04%
2016	0.85%	to	1.65%	225,010	10.46	to	10.33	2,342,985	0.25%	16.67%	to	15.74%
2015	0.85%	to	1.35%	54,493	8.96	to	8.94	487,815	0.00%	-10.36%	to	-10.58%	****
PIMCO VIT - Income Portfolio: Advisor Class (PMVIV)
2018	0.45%	to	2.20%	1,030,680	10.42	to	10.12	10,630,845	3.11%	-0.17%	to	-1.93%
2017	0.45%	to	2.10%	308,774	10.44	to	10.32	3,204,014	1.57%	4.39%	to	3.24%	****
PIMCO VIT - All Asset Portfolio: Advisor Class (PMVAAD)
2018	0.45%	to	2.45%	669,750	11.79	to	10.09	7,284,809	2.92%	-5.87%	to	-7.78%
2017	0.45%	to	2.45%	877,703	12.53	to	10.94	10,211,903	4.50%	12.87%	to	10.61%
2016	0.45%	to	2.50%	926,387	11.10	to	9.87	9,638,474	2.69%	12.40%	to	10.09%
2015	0.45%	to	2.45%	706,689	9.87	to	8.98	6,625,614	2.89%	-9.60%	to	-11.41%
2014	0.45%	to	2.45%	1,048,624	10.92	to	10.14	10,988,167	5.10%	0.00%	to	-2.01%
PIMCO VIT - IB Portfolio (unhedged): Advisor Class (PMVFAD)
2018	0.45%	to	2.35%	162,516	11.46	to	9.70	1,721,781	3.13%	-4.51%	to	-6.34%
2017	0.45%	to	2.10%	207,882	12.00	to	10.56	2,316,528	1.78%	10.24%	to	8.42%
2016	0.45%	to	2.50%	138,822	10.89	to	9.48	1,407,239	1.17%	2.44%	to	0.34%
2015	0.45%	to	2.10%	178,917	10.63	to	9.67	1,785,710	1.43%	-7.59%	to	-9.12%
2014	0.45%	to	2.15%	188,653	11.50	to	10.61	2,061,161	2.05%	-0.15%	to	-1.86%
PIMCO VIT - Low Duration Portfolio: Advisor Class (PMVLAD)
2018	0.45%	to	2.45%	1,508,835	10.48	to	8.97	14,627,623	1.78%	-0.22%	to	-2.23%
2017	0.45%	to	2.50%	1,578,738	10.51	to	9.15	15,417,902	1.25%	0.80%	to	-1.27%
2016	0.45%	to	2.50%	2,009,748	10.42	to	9.26	19,677,093	1.38%	0.85%	to	-1.22%
2015	0.45%	to	2.50%	2,606,396	10.34	to	9.38	25,644,440	3.82%	-0.24%	to	-2.30%
2014	0.45%	to	2.50%	1,393,573	10.36	to	9.60	13,853,449	1.04%	0.29%	to	-1.77%
PIMCO VIT - Total Return Portfolio: Advisor Class (PMVTRD)
2018	0.45%	to	2.45%	2,172,893	11.68	to	9.99	23,791,605	2.45%	-1.08%	to	-3.08%
2017	0.45%	to	2.50%	2,161,616	11.80	to	10.28	24,056,923	1.93%	4.35%	to	2.20%
2016	0.45%	to	2.50%	1,973,591	11.31	to	10.05	21,125,209	1.99%	2.12%	to	0.03%
2015	0.45%	to	2.45%	1,805,992	11.08	to	10.08	19,019,736	5.33%	-0.12%	to	-2.12%
2014	0.45%	to	2.45%	1,414,783	11.09	to	10.29	15,071,151	1.97%	3.70%	to	1.62%
PIMCO VIT - CommodityReaLReturn(R) SP: Advisor Class (PMVRSD)
2018	0.45%	to	2.50%	375,612	6.00	to	5.01	2,041,242	1.93%	-14.59%	to	-16.36%
2017	0.45%	to	2.50%	441,128	7.02	to	5.99	2,828,075	11.15%	1.59%	to	-0.50%
2016	0.45%	to	2.50%	436,023	6.91	to	6.02	2,791,510	0.99%	14.36%	to	12.01%
2015	0.45%	to	2.50%	250,185	6.04	to	5.37	1,424,468	4.22%	-26.00%	to	-27.52%
2014	0.45%	to	2.50%	207,140	8.17	to	7.41	1,610,927	0.28%	-18.99%	to	-20.66%
PIMCO VIT - EM Bond Portfolio: Advisor Class (PMVEBD)
2018	0.45%	to	2.35%	285,406	14.00	to	11.85	3,718,938	4.02%	-5.26%	to	-7.07%
2017	0.45%	to	2.20%	307,657	14.78	to	12.90	4,240,109	4.98%	9.29%	to	7.37%
2016	0.45%	to	2.15%	274,015	13.52	to	12.06	3,481,123	5.25%	12.71%	to	10.79%
2015	0.45%	to	2.15%	221,269	12.00	to	10.88	2,500,438	5.14%	-2.80%	to	-4.46%
2014	0.45%	to	2.45%	355,130	12.34	to	11.23	4,181,911	5.30%	0.95%	to	-1.08%
PIMCO VIT - GB OP (Unhedged): Advisor Class (PMVGBD)
2018	0.45%	to	2.50%	336,153	11.72	to	9.79	3,587,679	5.48%	-4.72%	to	-6.70%
2017	0.45%	to	2.50%	474,895	12.31	to	10.49	5,376,317	1.82%	8.03%	to	5.82%
2016	0.45%	to	2.50%	529,621	11.39	to	9.92	5,609,974	1.42%	3.48%	to	1.35%
2015	0.45%	to	2.50%	626,063	11.01	to	9.78	6,480,577	1.73%	-4.57%	to	-6.53%
2014	0.45%	to	2.50%	618,483	11.53	to	10.47	6,776,960	2.38%	1.70%	to	-0.40%
PIMCO VIT - High Yield Portfolio: Advisor Class (PMVHYD)
2018	0.45%	to	2.50%	741,588	15.10	to	12.61	10,341,823	5.11%	-3.19%	to	-5.20%
2017	0.45%	to	2.50%	1,602,379	15.60	to	13.30	23,260,174	4.72%	6.04%	to	3.86%
2016	0.45%	to	2.50%	2,423,168	14.71	to	12.81	33,477,356	5.17%	11.85%	to	9.55%
2015	0.45%	to	2.50%	1,375,441	13.15	to	11.69	17,117,278	5.01%	-2.21%	to	-4.22%
2014	0.45%	to	2.50%	1,105,129	13.45	to	12.20	14,193,525	5.36%	2.77%	to	0.65%
PIMCO VIT - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2018	0.45%	to	2.45%	398,031	10.89	to	9.81	4,116,594	2.80%	0.47%	to	-1.56%
2017	0.45%	to	2.45%	317,179	10.84	to	9.97	3,287,563	1.63%	4.44%	to	2.34%
2016	0.45%	to	2.45%	297,378	10.38	to	9.74	2,982,256	1.62%	4.16%	to	2.08%
2015	0.45%	to	2.20%	401,420	9.96	to	9.59	3,901,224	3.36%	-2.23%	to	-3.95%
2014	0.45%	to	2.20%	374,575	10.19	to	9.99	3,767,064	1.18%	2.48%	to	0.68%
PIMCO VIT - ST Portfolio: Advisor Class (PMVSTA)
2018	0.85%	to	1.65%	508,079	10.28	to	10.00	5,168,162	2.11%	0.56%	to	-0.26%
2017	0.85%	to	1.65%	300,317	10.23	to	10.02	3,045,668	1.61%	1.44%	to	0.62%
2016	0.85%	to	1.35%	118,194	10.08	to	10.01	1,186,767	1.50%	1.40%	to	0.89%
2015	1.00%	to	1.35%	14,959	9.93	to	9.92	148,456	0.21%	-0.66%	to	-0.82%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO VIT - IB Portfolio (US Dollar-Hedged): Advisor Class (PMVFHV)
2018	0.45%	to	2.20%	287,067	$10.31	to	10.01	$2,922,984	1.32%	1.55%	to	-0.24%
2017	0.85%	to	1.85%	193,168	10.13	to	10.06	1,952,631	22.87%	1.28%	to	0.61%	****
GMS VIT - GMS Global Trends Allocation Fund: Service Shares (GVGMNS)
2018	1.00%	to	2.45%	71,712	10.80	to	10.01	751,171	0.70%	-5.30%	to	-6.69%
2017	1.00%	to	2.45%	74,446	11.40	to	10.73	831,271	0.31%	11.98%	to	10.35%
2016	1.00%	to	2.45%	69,705	10.18	to	9.72	698,198	0.33%	3.30%	to	1.79%
2015	1.00%	to	2.45%	53,424	9.85	to	9.55	519,462	0.11%	-6.76%	to	-8.13%
2014	1.25%	to	2.15%	10,294	10.54	to	10.43	107,843	0.06%	2.65%	to	1.71%
GMS VIT - GMS High Quality Floating Rate Fund: Advisor Shares (GVHQFA)
2018	0.45%	to	2.35%	695,845	10.10	to	9.33	6,815,407	1.82%	0.91%	to	-1.03%
2017	0.85%	to	2.50%	466,312	9.89	to	9.38	4,546,390	1.24%	0.40%	to	-1.27%
2016	0.45%	to	2.50%	162,528	9.93	to	9.50	1,576,716	0.89%	0.51%	to	-1.56%
2015	1.00%	to	2.50%	133,762	9.82	to	9.65	1,304,668	0.34%	-1.56%	to	-3.05%
GMS VIT - GMS Strategic Income Fund: Advisor Shares (obsolete) (GVSIA)
2017	0.45%	to	2.10%	170,315	9.42	to	8.94	1,556,625	0.77%	-2.76%	to	-4.37%
2016	0.45%	to	2.10%	152,168	9.69	to	9.35	1,442,252	2.11%	0.29%	to	-1.37%
2015	0.45%	to	2.10%	115,180	9.66	to	9.48	1,099,600	2.33%	-2.69%	to	-4.30%
GMS VIT - GMS Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2018	1.00%	to	1.35%	8,652	9.42	to	9.40	81,529	5.70%	-5.75%	to	-5.97%	****
Pioneer VCT - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)
2018	0.95%	to	1.60%	19,427	22.54	to	13.43	268,061	4.43%	-5.31%	to	-5.51%
2017	0.95%	to	1.65%	24,669	23.80	to	14.16	359,565	4.32%	5.58%	to	5.26%
2016	0.95%	to	1.80%	26,272	22.55	to	13.32	362,441	4.65%	12.19%	to	11.74%
2015	0.95%	to	2.10%	32,265	20.10	to	11.71	396,509	4.52%	-5.58%	to	-6.25%
2014	0.95%	to	2.10%	45,927	21.28	to	12.49	619,568	4.49%	-1.66%	to	-2.39%
ProFund VP UltraShort NASDAQ-100 (PROUSN)
2018	1.15%	to	2.15%	1,302,919	0.32	to	0.29	407,004	0.00%	-12.61%	to	-13.50%
2017	1.15%	to	2.15%	612,696	0.37	to	0.34	218,981	0.00%	-45.57%	to	-46.12%
2016	1.15%	to	2.15%	620,012	0.67	to	0.63	405,179	0.00%	-21.13%	to	-21.92%
2015	0.45%	to	2.45%	505,722	0.89	to	0.79	417,092	0.00%	-26.59%	to	-28.07%
2014	1.15%	to	2.15%	473,189	1.17	to	1.12	535,542	0.00%	-36.49%	to	-37.14%
ProFund VP Access High Yield Fund (PROAHY)
2018	0.45%	to	2.15%	270,651	15.86	to	13.66	3,931,262	3.15%	-1.06%	to	-2.76%
2017	0.45%	to	2.15%	588,901	16.03	to	14.05	8,831,381	2.97%	4.32%	to	2.55%
2016	0.45%	to	2.50%	2,239,656	15.36	to	13.37	33,011,718	3.27%	8.51%	to	6.28%
2015	0.45%	to	2.45%	438,199	14.16	to	12.62	5,844,517	1.50%	-0.30%	to	-2.30%
2014	0.45%	to	2.45%	536,044	14.20	to	12.92	7,265,745	6.11%	1.88%	to	-0.17%
ProFund VP Asia 30 (PROA30)
2018	0.45%	to	2.10%	105,793	10.15	to	8.78	988,559	0.43%	-18.96%	to	-20.32%
2017	0.45%	to	2.10%	167,785	12.53	to	11.02	1,944,286	0.00%	32.28%	to	30.10%
2016	0.45%	to	2.10%	143,905	9.47	to	8.47	1,271,269	1.07%	0.19%	to	-1.47%
2015	0.45%	to	2.35%	250,619	9.45	to	8.48	2,216,005	0.33%	-9.79%	to	-11.51%
2014	0.45%	to	2.45%	139,150	10.48	to	9.53	1,382,202	0.08%	-2.01%	to	-3.98%
ProFund VP Banks (PROBNK)
2018	0.45%	to	2.45%	107,150	16.97	to	14.53	1,662,740	0.35%	-18.27%	to	-19.92%
2017	0.45%	to	2.45%	183,886	20.76	to	18.14	3,531,126	0.25%	17.39%	to	15.04%
2016	0.45%	to	2.45%	236,108	17.69	to	15.77	3,905,956	0.22%	22.68%	to	20.22%
2015	0.45%	to	2.45%	153,779	14.42	to	13.12	2,094,309	0.19%	-0.88%	to	-2.87%
2014	1.15%	to	2.45%	85,417	14.18	to	13.50	1,188,941	0.10%	9.11%	to	7.67%
ProFund VP Basic Materials (PROBM)
2018	0.45%	to	2.15%	198,553	10.15	to	8.89	1,837,646	0.22%	-18.03%	to	-19.44%
2017	0.45%	to	2.15%	1,209,541	12.38	to	11.04	13,903,137	0.45%	22.40%	to	20.32%
2016	0.45%	to	2.15%	708,738	10.11	to	9.17	6,742,656	0.61%	17.96%	to	15.95%
2015	0.45%	to	2.15%	136,926	8.57	to	7.91	1,108,008	0.52%	-14.31%	to	-15.77%
2014	1.15%	to	2.15%	202,526	9.75	to	9.39	1,933,798	0.99%	0.52%	to	-0.50%
ProFund VP Bear (PROBR)
2018	0.45%	to	1.90%	127,905	2.94	to	2.59	347,610	0.00%	3.58%	to	2.07%
2017	0.45%	to	1.90%	161,839	2.84	to	2.54	425,996	0.00%	-18.33%	to	-19.52%
2016	0.45%	to	2.10%	242,023	3.48	to	3.11	788,514	0.00%	-13.44%	to	-14.87%
2015	0.65%	to	2.10%	210,408	3.97	to	3.65	793,510	0.00%	-5.54%	to	-6.92%
2014	0.65%	to	2.35%	375,099	4.20	to	3.88	1,502,426	0.00%	-14.81%	to	-16.26%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Biotechnology (PROBIO)
2018	0.45%	to	2.50%	199,497	$27.96	to	23.83	$5,127,164	0.00%	-7.17%	to	-9.09%
2017	0.45%	to	2.50%	204,680	30.11	to	26.22	5,713,562	0.00%	21.99%	to	19.49%
2016	0.45%	to	2.50%	199,002	24.69	to	21.94	4,604,995	0.00%	-15.86%	to	-17.59%
2015	0.45%	to	2.50%	259,473	29.34	to	26.62	7,216,474	0.00%	2.84%	to	0.72%
2014	0.45%	to	2.50%	449,535	28.53	to	26.44	12,338,212	0.00%	29.14%	to	26.49%
ProFund VP Bull (PROBL)
2018	0.45%	to	2.10%	288,007	20.26	to	17.53	5,377,030	0.00%	-6.57%	to	-8.13%
2017	0.45%	to	2.50%	546,147	21.69	to	18.49	11,012,733	0.00%	18.81%	to	16.37%
2016	0.45%	to	2.50%	767,266	18.25	to	15.89	13,105,082	0.00%	9.17%	to	6.93%
2015	0.45%	to	2.50%	1,599,922	16.72	to	14.86	25,380,545	0.00%	-0.91%	to	-2.95%
2014	0.45%	to	2.50%	2,442,600	16.87	to	15.31	39,528,358	0.00%	10.97%	to	8.68%
ProFund VP Consumer Goods (PROCG)
2018	0.45%	to	2.50%	118,398	15.99	to	13.63	1,740,145	1.01%	-15.19%	to	-16.95%
2017	0.45%	to	2.50%	137,173	18.85	to	16.41	2,406,014	0.76%	14.54%	to	12.19%
2016	0.45%	to	2.50%	223,172	16.46	to	14.63	3,428,554	0.88%	3.08%	to	0.96%
2015	0.45%	to	2.50%	458,236	15.97	to	14.49	6,947,832	0.51%	3.69%	to	1.56%
2014	0.45%	to	2.45%	620,053	15.40	to	14.29	9,185,663	0.90%	9.73%	to	7.53%
ProFund VP Consumer Services (PROCS)
2018	0.45%	to	2.50%	255,156	23.43	to	19.97	5,512,735	0.00%	0.16%	to	-1.91%
2017	0.45%	to	2.15%	479,056	23.39	to	20.86	10,422,922	0.00%	17.84%	to	15.83%
2016	0.45%	to	2.15%	420,130	19.85	to	18.01	7,857,628	0.00%	3.72%	to	1.95%
2015	0.45%	to	2.50%	382,999	19.14	to	17.37	6,991,167	0.00%	4.22%	to	2.07%
2014	0.45%	to	2.45%	588,414	18.36	to	17.05	10,408,997	0.00%	11.95%	to	9.71%
ProFund VP EM (PROEM)
2018	0.45%	to	2.45%	407,894	8.56	to	7.18	3,193,815	0.25%	-15.65%	to	-17.36%
2017	0.45%	to	2.45%	961,453	10.15	to	8.69	8,997,702	0.07%	32.66%	to	30.01%
2016	0.45%	to	2.45%	538,359	7.65	to	6.68	3,857,383	0.23%	10.51%	to	8.30%
2015	0.45%	to	2.45%	244,196	6.92	to	6.17	1,594,714	1.70%	-17.73%	to	-19.39%
2014	0.45%	to	2.45%	373,572	8.41	to	7.65	2,987,574	0.21%	-3.85%	to	-5.79%
ProFund VP Europe 30 (PROE30)
2018	1.15%	to	2.45%	307,262	11.28	to	10.05	3,332,833	2.46%	-15.12%	to	-16.25%
2017	0.45%	to	2.45%	329,321	14.02	to	12.00	4,231,690	2.17%	19.17%	to	16.79%
2016	0.45%	to	2.45%	266,682	11.77	to	10.28	2,905,976	2.62%	7.33%	to	5.17%
2015	0.45%	to	2.45%	404,677	10.96	to	9.77	4,147,047	4.52%	-11.28%	to	-13.06%
2014	0.45%	to	2.45%	271,242	12.36	to	11.24	3,183,952	1.22%	-9.06%	to	-10.89%
ProFund VP Financials (PROFIN)
2018	0.45%	to	2.50%	222,206	18.04	to	15.38	3,681,746	0.39%	-10.83%	to	-12.68%
2017	0.45%	to	2.50%	411,042	20.23	to	17.61	7,735,315	0.40%	17.66%	to	15.24%
2016	0.45%	to	2.50%	539,835	17.19	to	15.28	8,705,406	0.34%	14.80%	to	12.44%
2015	0.45%	to	2.50%	801,013	14.98	to	13.59	11,416,836	0.12%	-1.94%	to	-3.96%
2014	0.45%	to	2.45%	237,817	15.27	to	14.18	3,480,598	0.10%	12.41%	to	10.15%
ProFund VP Health Care (PROHC)
2018	0.45%	to	2.50%	468,993	24.17	to	20.60	10,424,617	0.00%	3.96%	to	1.81%
2017	0.45%	to	2.50%	427,976	23.24	to	20.24	9,224,591	0.00%	20.37%	to	17.90%
2016	0.45%	to	2.50%	406,975	19.31	to	17.16	7,373,999	0.00%	-4.48%	to	-6.45%
2015	0.45%	to	2.50%	583,272	20.22	to	18.35	11,179,218	0.00%	4.55%	to	2.40%
2014	0.45%	to	2.50%	727,943	19.34	to	17.92	13,490,662	0.05%	23.14%	to	20.61%
ProFund VP Industrials (PROIND)
2018	0.45%	to	2.10%	210,118	17.43	to	15.33	3,377,934	0.08%	-13.16%	to	-14.61%
2017	0.45%	to	2.35%	809,946	20.07	to	17.65	15,114,755	0.18%	21.85%	to	19.53%
2016	0.45%	to	2.35%	792,642	16.47	to	14.77	12,284,545	0.24%	17.02%	to	14.79%
2015	0.45%	to	2.35%	540,448	14.07	to	12.86	7,233,997	0.18%	-3.86%	to	-5.69%
2014	0.45%	to	2.45%	251,139	14.64	to	13.59	3,536,581	0.17%	5.10%	to	2.99%
ProFund VP Intnl (PROINT)
2018	0.45%	to	2.15%	168,183	11.27	to	9.71	1,744,744	0.00%	-16.14%	to	-17.58%
2017	0.45%	to	2.15%	471,324	13.44	to	11.78	5,857,806	0.00%	21.25%	to	19.19%
2016	0.45%	to	2.15%	184,497	11.08	to	9.88	1,918,056	0.00%	-1.37%	to	-3.05%
2015	0.45%	to	2.10%	193,125	11.24	to	10.22	2,065,351	0.00%	-3.96%	to	-5.55%
2014	0.45%	to	2.10%	200,598	11.70	to	10.82	2,237,707	0.00%	-8.52%	to	-10.04%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Internet (PRONET)
2018	0.45%	to	2.35%	270,452	$27.46	to	23.69	$6,850,378	0.00%	4.46%	to	2.45%
2017	0.45%	to	2.45%	248,719	26.29	to	22.96	6,102,225	0.00%	35.44%	to	32.73%
2016	0.45%	to	2.45%	231,575	19.41	to	17.30	4,238,715	0.00%	5.06%	to	2.95%
2015	0.45%	to	2.50%	382,997	18.47	to	16.76	6,726,750	0.00%	19.81%	to	17.34%
2014	0.45%	to	2.45%	131,448	15.42	to	14.31	1,950,007	0.00%	0.67%	to	-1.36%
ProFund VP Japan (PROJP)
2018	0.45%	to	1.95%	108,051	14.76	to	12.94	1,451,889	0.00%	-12.03%	to	-13.37%
2017	0.45%	to	2.15%	130,637	16.77	to	14.70	2,025,863	0.00%	17.92%	to	15.91%
2016	0.45%	to	2.15%	131,868	14.23	to	12.68	1,748,199	0.00%	-0.04%	to	-1.74%
2015	0.45%	to	2.35%	226,725	14.23	to	12.76	3,026,252	0.00%	5.33%	to	3.32%
2014	0.45%	to	2.20%	134,742	13.51	to	12.44	1,732,082	0.00%	2.76%	to	0.96%
ProFund VP NASDAQ-100 (PRON)
2018	0.45%	to	2.45%	430,013	28.02	to	23.51	11,016,876	0.00%	-2.31%	to	-4.29%
2017	0.45%	to	2.45%	416,081	28.68	to	24.56	11,037,773	0.00%	29.79%	to	27.19%
2016	0.45%	to	2.45%	513,642	22.10	to	19.31	10,640,584	0.00%	4.78%	to	2.68%
2015	0.45%	to	2.45%	747,756	21.09	to	18.80	14,937,745	0.00%	6.97%	to	4.82%
2014	0.45%	to	2.45%	940,882	19.72	to	17.94	17,742,745	0.00%	16.48%	to	14.14%
ProFund VP Oil & Gas (PROOG)
2018	0.45%	to	2.50%	667,510	9.18	to	7.67	5,541,878	1.49%	-20.58%	to	-22.23%
2017	0.45%	to	2.50%	1,078,772	11.57	to	9.86	11,351,303	1.17%	-3.61%	to	-5.59%
2016	0.45%	to	2.50%	1,258,835	12.00	to	10.44	13,903,142	1.35%	23.63%	to	21.09%
2015	0.45%	to	2.50%	1,185,343	9.71	to	8.63	10,717,212	0.68%	-23.72%	to	-25.29%
2014	0.45%	to	2.50%	886,429	12.72	to	11.55	10,659,196	0.46%	-11.27%	to	-13.10%
ProFund VP Pharmaceuticals (PROPHR)
2018	0.45%	to	2.50%	114,663	18.53	to	15.80	1,933,296	0.91%	-6.62%	to	-8.56%
2017	0.45%	to	2.50%	102,623	19.84	to	17.27	1,870,010	0.86%	9.86%	to	7.61%
2016	0.45%	to	2.50%	137,426	18.06	to	16.05	2,312,517	0.82%	-4.17%	to	-6.13%
2015	0.45%	to	2.50%	235,796	18.84	to	17.10	4,203,402	0.59%	3.97%	to	1.83%
2014	0.45%	to	2.45%	246,310	18.12	to	16.83	4,274,560	0.67%	18.82%	to	16.44%
ProFund VP Precious Metals (PROPM)
2018	0.45%	to	2.50%	599,884	3.11	to	2.65	1,703,984	0.00%	-13.86%	to	-15.65%
2017	0.45%	to	2.50%	1,078,639	3.61	to	3.14	3,596,520	0.00%	4.81%	to	2.65%
2016	0.45%	to	2.50%	1,076,007	3.44	to	3.06	3,478,027	0.00%	55.12%	to	51.93%
2015	0.45%	to	2.50%	828,838	2.22	to	2.01	1,738,321	0.00%	-33.15%	to	-34.53%
2014	0.45%	to	2.50%	608,583	3.32	to	3.07	1,943,549	0.00%	-24.21%	to	-25.77%
ProFund VP Real Estate (PRORE)
2018	0.45%	to	2.50%	179,981	14.32	to	12.21	2,368,094	2.24%	-6.12%	to	-8.07%
2017	0.45%	to	2.50%	198,500	15.26	to	13.28	2,814,335	0.75%	7.56%	to	5.36%
2016	0.45%	to	2.50%	242,989	14.18	to	12.61	3,246,449	1.24%	5.25%	to	3.09%
2015	0.45%	to	2.50%	641,284	13.48	to	12.23	8,205,536	0.64%	-0.13%	to	-2.18%
2014	0.45%	to	2.50%	510,356	13.49	to	12.50	6,623,469	1.77%	24.45%	to	21.89%
ProFund VP Rising Rates Opportunity (PRORRO)
2018	0.45%	to	2.15%	141,625	3.46	to	2.98	447,831	0.00%	3.69%	to	1.91%
2017	0.45%	to	2.15%	80,657	3.33	to	2.92	249,284	0.00%	-12.30%	to	-13.79%
2016	0.45%	to	2.35%	849,813	3.80	to	3.34	3,009,715	0.00%	-5.59%	to	-7.38%
2015	0.45%	to	2.20%	128,910	4.03	to	3.64	485,909	0.00%	-2.03%	to	-3.75%
2014	0.45%	to	2.20%	157,991	4.11	to	3.78	614,204	0.00%	-30.57%	to	-31.79%
ProFund VP Semiconductor (PROSCN)
2018	0.45%	to	2.15%	117,026	22.30	to	19.54	2,400,558	0.00%	-10.64%	to	-12.17%
2017	0.45%	to	2.45%	248,980	24.95	to	21.80	5,799,352	0.20%	34.95%	to	32.25%
2016	0.45%	to	2.15%	196,042	18.49	to	16.77	3,414,804	0.14%	27.13%	to	24.97%
2015	0.45%	to	2.15%	98,642	14.55	to	13.42	1,368,093	0.44%	-3.31%	to	-4.96%
2014	0.45%	to	2.45%	371,556	15.04	to	13.97	5,387,504	0.14%	33.92%	to	31.24%
ProFund VP Short EM (PROSEM)
2018	1.15%	to	2.15%	17,091	5.38	to	4.92	89,337	0.00%	11.28%	to	10.15%
2017	0.85%	to	2.30%	27,944	4.95	to	4.42	133,537	0.00%	-28.45%	to	-29.50%
2016	1.15%	to	2.30%	16,032	6.78	to	6.27	106,769	0.00%	-17.20%	to	-18.16%
2015	1.15%	to	2.45%	28,179	8.18	to	7.59	222,881	0.00%	10.24%	to	8.79%
2014	1.35%	to	2.30%	6,375	7.35	to	7.03	46,252	0.00%	-4.24%	to	-5.16%
ProFund VP Short Intnl (PROSIN)
2018	0.45%	to	2.15%	81,124	4.54	to	3.91	337,240	0.00%	14.95%	to	12.98%
2017	1.15%	to	2.30%	24,141	3.74	to	3.42	86,875	0.00%	-21.55%	to	-22.46%
2016	0.65%	to	2.30%	102,919	4.93	to	4.41	483,657	0.00%	-6.51%	to	-8.06%
2015	0.45%	to	2.30%	52,420	5.33	to	4.79	263,074	0.00%	-4.22%	to	-6.00%
2014	1.15%	to	2.30%	85,409	5.39	to	5.10	442,228	0.00%	1.62%	to	0.44%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
ProFund VP Short NASDAQ-100 (PROSN)
2018	0.45%	to	2.15%	62,189	$1.98	to	1.70	$114,021	0.00%	-3.33%	to	-4.99%
2017	1.25%	to	2.15%	60,228	1.92	to	1.79	112,769	0.00%	-26.18%	to	-26.85%
2016	0.45%	to	2.15%	280,028	2.75	to	2.45	709,190	0.00%	-10.46%	to	-11.99%
2015	0.45%	to	1.85%	54,422	3.07	to	2.83	158,731	0.00%	-13.44%	to	-14.65%
2014	0.45%	to	2.15%	114,259	3.54	to	3.27	381,614	0.00%	-19.74%	to	-21.12%
ProFund VP Technology (PROTEC)
2018	0.45%	to	2.50%	399,001	22.40	to	19.10	8,153,457	0.00%	-2.74%	to	-4.75%
2017	0.45%	to	2.15%	619,987	23.03	to	20.54	13,212,314	0.05%	34.58%	to	32.29%
2016	0.45%	to	2.45%	284,726	17.12	to	15.26	4,559,670	0.00%	11.84%	to	9.60%
2015	0.45%	to	2.35%	550,302	15.30	to	13.99	7,978,790	0.00%	1.94%	to	0.00%
2014	0.45%	to	2.50%	410,320	15.01	to	13.91	5,892,607	0.00%	17.58%	to	15.16%
ProFund VP Telecommunications (PROTEL)
2018	1.15%	to	2.10%	30,152	11.84	to	11.00	346,747	4.41%	-16.09%	to	-16.90%
2017	0.45%	to	2.35%	66,977	14.79	to	13.01	918,448	3.10%	-2.56%	to	-4.42%
2016	0.45%	to	2.45%	94,732	15.18	to	13.53	1,352,938	1.63%	21.11%	to	18.69%
2015	0.45%	to	2.10%	30,985	12.53	to	11.59	368,536	6.74%	1.06%	to	-0.61%
2014	0.45%	to	2.15%	47,871	12.40	to	11.64	570,687	4.46%	0.11%	to	-1.60%
ProFund VP US Gov Plus (PROGVP)
2018	0.45%	to	2.15%	98,785	15.91	to	13.71	1,434,467	0.93%	-5.85%	to	-7.47%
2017	0.45%	to	2.15%	78,670	16.90	to	14.81	1,213,650	0.45%	9.00%	to	7.14%
2016	0.45%	to	2.15%	99,532	15.51	to	13.83	1,428,728	0.00%	-0.76%	to	-2.45%
2015	0.45%	to	2.15%	246,664	15.63	to	14.17	3,594,158	0.00%	-6.07%	to	-7.67%
2014	0.45%	to	2.20%	161,162	16.64	to	15.32	2,539,122	0.18%	35.78%	to	33.39%
ProFund VP UltraNASDAQ-100 (PROUN)
2018	0.45%	to	2.15%	71,560	66.62	to	57.39	4,393,333	0.00%	-10.04%	to	-11.59%
2017	0.45%	to	2.50%	78,230	74.05	to	63.16	5,342,361	0.00%	67.57%	to	64.14%
2016	0.45%	to	2.50%	118,652	44.19	to	38.48	4,959,448	0.00%	8.13%	to	5.91%
2015	0.45%	to	2.45%	73,879	40.87	to	36.43	2,850,033	0.00%	13.09%	to	10.82%
2014	0.45%	to	2.50%	184,912	36.14	to	32.80	6,287,569	0.00%	35.23%	to	32.45%
ProFund VP Utilities (PROUTL)
2018	0.45%	to	2.35%	685,615	18.46	to	15.92	11,622,549	1.57%	2.42%	to	0.45%
2017	0.45%	to	2.50%	260,362	18.02	to	15.69	4,345,625	2.33%	10.14%	to	7.88%
2016	0.45%	to	2.50%	307,568	16.36	to	14.54	4,714,339	1.16%	14.56%	to	12.21%
2015	0.45%	to	2.50%	197,035	14.28	to	12.96	2,667,033	1.42%	-6.82%	to	-8.74%
2014	0.45%	to	2.50%	364,675	15.33	to	14.20	5,370,466	2.19%	25.32%	to	22.74%
Putnam VT - Putnam VT Equity Income Fund: Class IB (PVEIB)
2018	0.85%	to	1.65%	406,601	11.33	to	11.02	4,558,995	0.61%	-9.27%	to	-10.01%
2017	0.85%	to	1.65%	296,870	12.49	to	12.24	3,678,151	1.27%	17.77%	to	16.82%
2016	0.85%	to	1.55%	162,774	10.60	to	10.49	1,718,133	1.40%	12.68%	to	11.89%
2015	1.00%	to	1.55%	52,116	9.40	to	9.38	489,720	0.00%	-5.97%	to	-6.21%	****
GGH Variable Fund - Global Managed Futures Strategy (RVMFU)
2018	0.45%	to	2.45%	749,469	6.67	to	5.44	4,556,103	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.15%	840,325	7.36	to	6.30	5,689,604	1.52%	8.22%	to	6.38%
2016	0.45%	to	2.15%	976,706	6.80	to	5.92	6,152,011	3.41%	-15.15%	to	-16.59%
2015	0.45%	to	2.35%	991,335	8.02	to	7.00	7,358,106	1.96%	-1.99%	to	-3.86%
2014	0.45%	to	2.35%	439,704	8.18	to	7.28	3,359,616	0.00%	11.58%	to	9.45%
GGH Variable Fund - Long Short Equity Fund (RSRF)
2018	0.45%	to	2.45%	438,274	10.60	to	9.53	5,945,033	0.00%	-13.33%	to	-15.08%
2017	0.45%	to	2.15%	495,742	12.23	to	17.50	7,837,567	0.34%	14.34%	to	12.39%
2016	0.45%	to	2.50%	562,396	10.70	to	9.96	7,891,364	0.00%	0.20%	to	-1.85%
2015	0.45%	to	2.35%	776,095	10.68	to	15.40	10,894,555	0.00%	0.80%	to	-1.12%
2014	0.45%	to	2.40%	546,015	10.59	to	15.48	7,808,046	0.00%	2.33%	to	0.33%
Rydex VT - Banking Fund (RBKF)
2018	1.15%	to	2.45%	210,412	9.13	to	5.27	1,799,681	0.51%	-20.13%	to	-21.18%
2017	0.45%	to	2.45%	315,722	9.01	to	6.69	3,349,648	0.24%	11.98%	to	9.74%
2016	0.45%	to	2.45%	557,503	8.04	to	6.09	5,365,058	1.11%	26.68%	to	24.14%
2015	1.15%	to	2.45%	404,243	8.17	to	4.91	3,087,040	0.47%	-5.95%	to	-7.19%
2014	0.45%	to	2.45%	233,270	6.70	to	5.29	1,926,493	1.36%	2.95%	to	0.89%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Basic Materials Fund (RBMF)
2018	0.45%	to	2.45%	122,448	$11.35	to	11.86	$2,661,886	0.48%	-17.82%	to	-19.48%
2017	0.45%	to	2.45%	219,709	13.82	to	14.73	5,671,248	0.54%	20.89%	to	18.47%
2016	0.45%	to	2.45%	262,544	11.43	to	12.43	5,817,974	0.00%	30.27%	to	27.66%
2015	0.45%	to	2.50%	118,511	8.77	to	9.69	2,097,515	0.00%	-17.67%	to	-19.37%
2014	0.45%	to	2.50%	167,362	10.66	to	12.02	3,602,338	3.09%	-2.26%	to	-4.27%
Rydex VT - Biotechnology Fund (RBF)
2018	0.45%	to	2.45%	252,782	36.97	to	25.32	7,262,363	0.00%	-9.85%	to	-11.68%
2017	0.45%	to	2.50%	310,675	41.01	to	28.49	9,987,924	0.00%	28.86%	to	26.21%
2016	0.45%	to	2.50%	309,616	31.83	to	22.58	7,859,297	0.00%	-20.02%	to	-21.67%
2015	0.45%	to	2.50%	453,190	39.80	to	28.82	14,533,009	0.00%	7.99%	to	5.76%
2014	0.45%	to	2.50%	458,541	36.85	to	27.25	13,717,417	0.00%	32.10%	to	29.38%
Rydex VT - Commodities Strategy Fund (RVCMD)
2018	0.45%	to	2.50%	511,807	2.66	to	1.95	947,103	3.23%	-15.51%	to	-17.26%
2017	0.45%	to	2.50%	652,197	3.14	to	2.35	1,438,132	0.00%	3.96%	to	1.83%
2016	0.45%	to	2.50%	889,510	3.02	to	2.31	1,935,730	0.00%	9.91%	to	7.65%
2015	0.65%	to	2.50%	764,311	2.70	to	2.15	1,492,889	0.00%	-34.23%	to	-35.46%
2014	0.65%	to	2.50%	809,296	4.11	to	3.32	2,425,031	0.00%	-34.44%	to	-35.66%
Rydex VT - Consumer Products Fund (RCPF)
2018	0.45%	to	2.35%	167,554	21.62	to	25.39	4,922,122	0.68%	-12.52%	to	-14.20%
2017	0.45%	to	2.35%	207,014	24.71	to	29.59	7,028,978	1.00%	11.03%	to	8.92%
2016	0.45%	to	2.45%	293,161	22.26	to	21.04	8,984,959	0.66%	4.94%	to	2.84%
2015	0.45%	to	2.50%	553,132	21.21	to	20.35	16,115,663	0.50%	5.74%	to	3.57%
2014	0.45%	to	2.50%	317,791	20.06	to	19.65	8,838,889	0.62%	12.12%	to	9.81%
Rydex VT - Dow 2x Strategy Fund (RVLDD)
2018	0.45%	to	2.35%	266,698	24.75	to	28.10	8,318,401	0.22%	-14.62%	to	-16.26%
2017	0.45%	to	2.50%	236,677	28.99	to	30.68	8,789,192	0.05%	57.80%	to	54.57%
2016	0.45%	to	2.50%	386,051	18.37	to	19.85	9,227,553	0.00%	30.13%	to	27.46%
2015	0.45%	to	2.50%	800,214	14.12	to	15.57	14,986,879	0.00%	-4.65%	to	-6.61%
2014	0.45%	to	2.50%	484,688	14.80	to	16.68	9,586,358	0.00%	16.28%	to	13.88%
Rydex VT - Electronics Fund (RELF)
2018	0.70%	to	2.10%	202,302	15.93	to	16.20	3,067,168	0.00%	-13.67%	to	-14.55%
2017	0.45%	to	2.35%	359,692	19.07	to	18.26	6,303,065	0.00%	30.47%	to	27.99%
2016	0.45%	to	2.45%	352,421	14.62	to	11.44	4,829,681	0.00%	23.78%	to	21.30%
2015	0.45%	to	2.50%	335,163	11.81	to	9.38	3,788,042	0.00%	1.64%	to	-0.45%
2014	0.45%	to	2.50%	400,386	11.62	to	9.42	4,465,554	0.00%	23.18%	to	20.65%
Rydex VT - Energy Fund (RENF)
2018	0.45%	to	2.20%	439,176	5.96	to	12.40	5,537,779	0.56%	-25.82%	to	-27.14%
2017	0.45%	to	2.35%	633,358	8.04	to	16.64	10,865,224	0.59%	-6.69%	to	-8.46%
2016	0.45%	to	2.45%	952,588	8.61	to	8.67	17,650,131	0.82%	30.78%	to	28.16%
2015	0.45%	to	2.50%	839,869	6.59	to	6.73	11,995,085	0.41%	-30.54%	to	-31.97%
2014	0.45%	to	2.50%	759,621	9.48	to	9.90	15,822,605	0.17%	-18.99%	to	-20.66%
Rydex VT - Energy Services Fund (RESF)
2018	0.45%	to	2.50%	266,163	2.64	to	2.67	1,891,210	3.13%	-45.90%	to	-47.02%
2017	0.45%	to	2.50%	428,056	4.88	to	5.03	5,664,558	0.00%	-19.01%	to	-20.67%
2016	0.45%	to	2.50%	587,594	6.02	to	6.35	9,471,392	1.00%	22.60%	to	20.08%
2015	0.45%	to	2.50%	597,799	4.91	to	5.29	7,964,659	0.37%	-32.01%	to	-33.41%
2014	0.45%	to	2.50%	552,521	7.23	to	7.94	11,202,901	0.00%	-29.66%	to	-31.11%
Rydex VT - Europe 125x Strategy Fund (RLCE)
2018	0.45%	to	2.15%	140,914	5.53	to	9.46	1,256,475	0.37%	-19.34%	to	-20.73%
2017	0.45%	to	2.15%	231,471	6.86	to	11.93	2,494,103	0.96%	28.02%	to	25.85%
2016	1.15%	to	2.15%	92,509	9.24	to	9.48	829,321	1.72%	-6.66%	to	-7.60%
2015	0.45%	to	2.15%	108,694	5.70	to	10.26	1,036,926	1.24%	-7.60%	to	-9.18%
2014	0.45%	to	2.15%	134,608	6.17	to	11.30	1,362,829	0.92%	-12.88%	to	-14.37%
Rydex VT - Financial Services Fund (RFSF)
2018	0.45%	to	2.50%	368,885	10.21	to	7.91	4,489,423	0.81%	-12.68%	to	-14.48%
2017	0.45%	to	2.50%	502,360	11.69	to	9.25	7,099,794	0.44%	15.05%	to	12.69%
2016	0.45%	to	2.50%	735,445	10.16	to	8.21	9,094,946	1.42%	15.31%	to	12.94%
2015	0.45%	to	2.50%	693,822	8.81	to	7.27	7,555,577	0.36%	-4.42%	to	-6.39%
2014	0.45%	to	2.50%	671,332	9.22	to	7.77	7,747,716	0.64%	12.07%	to	9.77%
Rydex VT - Gov Long Bond 12x Strategy Fund (RUGB)
2018	0.45%	to	2.15%	312,611	17.97	to	14.74	5,782,473	1.54%	-5.75%	to	-7.37%
2017	0.45%	to	2.15%	255,028	19.07	to	15.91	5,115,436	1.24%	9.14%	to	7.28%
2016	0.45%	to	2.15%	349,360	17.47	to	14.83	6,448,764	0.88%	-0.79%	to	-2.48%
2015	0.45%	to	2.45%	456,187	17.61	to	14.06	8,447,751	0.89%	-5.52%	to	-7.42%
2014	0.45%	to	2.55%	621,779	18.64	to	15.05	12,309,884	0.69%	34.05%	to	31.23%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Health Care Fund (RHCF)
2018	0.45%	to	2.45%	450,556	$24.66	to	20.00	$11,767,789	0.00%	0.79%	to	-1.25%
2017	0.45%	to	2.45%	479,809	24.47	to	20.25	12,553,597	0.00%	22.31%	to	19.86%
2016	0.45%	to	2.45%	510,299	20.00	to	16.89	10,998,993	0.00%	-10.10%	to	-11.90%
2015	0.45%	to	2.50%	798,201	22.25	to	19.08	19,342,049	0.00%	4.06%	to	1.92%
2014	0.45%	to	2.50%	818,470	21.38	to	18.72	19,291,518	0.00%	24.06%	to	21.50%
Rydex VT - Internet Fund (RINF)
2018	0.45%	to	2.20%	113,408	25.76	to	34.73	4,193,100	0.00%	-3.64%	to	-5.34%
2017	0.45%	to	2.20%	136,439	26.74	to	36.69	5,204,336	0.00%	33.36%	to	31.02%
2016	0.45%	to	2.35%	169,573	20.05	to	27.42	4,936,192	0.00%	3.97%	to	1.99%
2015	0.45%	to	2.50%	214,786	19.28	to	17.79	6,020,677	0.00%	7.87%	to	5.65%
2014	0.45%	to	2.50%	134,520	17.88	to	16.84	3,583,436	0.00%	1.50%	to	-0.59%
Rydex VT - Inverse Dow 2x Strategy Fund (RVIDD)
2018	1.15%	to	2.15%	4,461,941	0.33	to	0.29	1,397,502	0.00%	0.26%	to	-0.76%
2017	1.15%	to	2.30%	10,883,858	0.33	to	0.28	3,379,428	0.00%	-39.65%	to	-40.36%
2016	0.45%	to	2.30%	2,041,696	0.96	to	0.48	1,107,827	0.00%	-29.96%	to	-31.26%
2015	1.15%	to	2.45%	2,794,435	0.79	to	0.85	2,112,085	0.00%	-9.09%	to	-10.29%
2014	1.15%	to	2.50%	1,996,596	0.87	to	0.94	1,661,317	0.00%	-22.67%	to	-23.72%
Rydex VT - Inverse Gov Long Bond Strategy Fund (RJNF)
2018	1.15%	to	2.10%	340,931	2.69	to	2.46	890,457	0.00%	2.59%	to	1.60%
2017	0.45%	to	2.15%	464,625	3.14	to	2.41	1,216,573	0.00%	-9.30%	to	-10.84%
2016	0.45%	to	2.45%	452,215	3.47	to	3.06	1,267,887	0.00%	-3.38%	to	-5.31%
2015	0.45%	to	2.20%	664,416	3.59	to	2.82	1,920,146	0.00%	-1.66%	to	-3.39%
2014	0.45%	to	2.50%	798,202	3.65	to	3.34	2,388,554	0.00%	-25.25%	to	-26.79%
Rydex VT - Inverse Mid-Cap Strategy Fund (RVIMC)
2018	1.15%	to	2.15%	207,501	1.55	to	1.34	309,025	0.00%	9.62%	to	8.51%
2017	1.15%	to	2.15%	95,769	1.42	to	1.23	128,973	0.00%	-14.54%	to	-15.40%
2016	1.15%	to	2.15%	121,474	1.66	to	1.46	191,195	0.00%	-20.06%	to	-20.87%
2015	1.15%	to	1.95%	208,444	2.07	to	1.89	413,390	0.00%	-2.26%	to	-3.05%
2014	1.15%	to	2.50%	351,637	2.12	to	2.48	698,292	0.00%	-12.58%	to	-13.77%
Rydex VT - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2018	0.45%	to	2.15%	2,906,311	1.52	to	0.72	2,327,297	0.00%	-3.21%	to	-4.87%
2017	0.45%	to	2.15%	247,552	1.58	to	0.76	169,243	0.00%	-25.00%	to	-26.28%
2016	1.15%	to	2.15%	535,422	0.89	to	1.03	449,375	0.00%	-10.52%	to	-11.42%
2015	1.15%	to	2.10%	318,657	0.99	to	1.17	298,344	0.00%	-13.87%	to	-14.70%
2014	0.45%	to	2.50%	321,838	2.69	to	2.09	392,180	0.00%	-19.00%	to	-20.67%
Rydex VT - Inverse Russell 2000(R) Strategy Fund (RVISC)
2018	0.45%	to	2.20%	910,480	2.14	to	1.23	1,279,109	0.00%	10.63%	to	8.68%
2017	0.45%	to	2.30%	450,457	1.94	to	1.12	569,927	0.00%	-13.88%	to	-15.47%
2016	1.15%	to	2.50%	7,555,153	1.53	to	1.75	10,617,019	0.00%	-21.20%	to	-22.27%
2015	0.45%	to	2.40%	1,622,820	2.83	to	1.68	3,245,304	0.00%	-0.35%	to	-2.30%
2014	0.45%	to	2.50%	655,199	2.84	to	2.31	1,245,930	0.00%	-9.26%	to	-11.13%
Rydex VT - Inverse S&P 500 Strategy Fund (RUF)
2018	0.45%	to	2.15%	997,668	2.76	to	1.42	1,617,716	0.00%	3.50%	to	1.72%
2017	0.45%	to	2.15%	672,999	2.66	to	1.40	1,057,934	0.00%	-17.72%	to	-19.12%
2016	0.45%	to	2.15%	777,519	3.24	to	1.73	1,473,865	0.00%	-12.40%	to	-13.89%
2015	0.65%	to	2.10%	1,035,469	3.63	to	2.02	2,241,550	0.00%	-5.06%	to	-6.44%
2014	0.65%	to	2.50%	878,859	3.83	to	3.05	2,018,138	0.00%	-15.01%	to	-16.59%
Rydex VT - Japan 2x Strategy Fund (RLCJ)
2018	0.45%	to	2.15%	68,954	13.19	to	19.58	1,023,454	0.00%	-23.30%	to	-24.62%
2017	0.45%	to	2.15%	68,202	17.20	to	25.98	1,308,835	0.00%	49.62%	to	47.08%
2016	0.45%	to	2.15%	59,041	11.49	to	17.66	781,163	0.00%	8.37%	to	6.53%
2015	0.45%	to	2.45%	101,533	10.61	to	9.04	1,234,316	0.00%	11.49%	to	9.25%
2014	1.15%	to	2.50%	79,473	11.43	to	8.23	881,829	0.00%	-16.38%	to	-17.53%
Rydex VT - Leisure Fund (RLF)
2018	0.45%	to	2.30%	87,236	18.74	to	24.76	2,580,480	0.29%	-13.83%	to	-15.44%
2017	0.45%	to	2.30%	103,637	21.75	to	29.28	3,588,408	0.22%	19.57%	to	17.36%
2016	0.45%	to	2.30%	146,875	18.19	to	24.95	4,185,284	0.49%	9.07%	to	7.05%
2015	0.45%	to	2.50%	256,578	16.68	to	15.23	6,843,107	0.09%	-0.15%	to	-2.20%
2014	0.45%	to	2.50%	181,903	16.70	to	15.57	4,941,762	0.22%	7.00%	to	4.80%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Mid-Cap 15x Strategy Fund (RMED)
2018	0.45%	to	2.45%	63,196	$20.26	to	17.12	$2,418,652	0.26%	-19.76%	to	-21.38%
2017	0.45%	to	2.50%	73,684	25.25	to	21.65	3,574,864	0.00%	21.90%	to	19.39%
2016	0.45%	to	2.45%	343,638	20.72	to	18.23	14,284,951	0.00%	29.06%	to	26.48%
2015	0.45%	to	2.50%	336,043	16.05	to	14.34	10,875,301	0.00%	-5.93%	to	-7.87%
2014	0.45%	to	2.50%	94,489	17.06	to	15.57	3,088,946	0.00%	11.43%	to	9.14%
GGH Variable Fund - Multi-Hedge Strategies (RVARS)
2018	0.45%	to	2.35%	569,165	8.98	to	7.65	4,914,169	0.00%	-5.50%	to	-7.32%
2017	0.45%	to	2.30%	638,005	9.50	to	8.31	5,892,726	0.00%	3.21%	to	1.30%
2016	0.45%	to	2.50%	801,612	9.21	to	7.85	7,227,702	0.10%	-0.93%	to	-2.96%
2015	0.45%	to	2.35%	902,632	9.29	to	8.39	8,312,369	0.64%	1.39%	to	-0.54%
2014	0.45%	to	2.35%	732,401	9.17	to	8.44	6,714,451	0.00%	4.19%	to	2.20%
Rydex VT - NASDAQ-100(R) 2x Strategy Fund (RVF)
2018	0.45%	to	2.45%	362,509	53.80	to	49.20	20,818,371	0.00%	-9.72%	to	-11.54%
2017	0.45%	to	2.50%	433,381	59.59	to	55.28	27,750,687	0.00%	68.73%	to	65.27%
2016	0.45%	to	2.15%	216,334	35.32	to	56.50	8,067,938	0.00%	9.10%	to	7.25%
2015	0.45%	to	2.45%	611,925	32.37	to	31.46	20,769,741	0.00%	14.11%	to	11.82%
2014	0.45%	to	2.45%	1,027,097	28.37	to	28.14	31,048,384	0.00%	35.96%	to	33.23%
Rydex VT - NASDAQ-100(R) Fund (ROF)
2018	0.45%	to	2.45%	457,417	29.47	to	26.02	16,887,743	0.00%	-2.25%	to	-4.23%
2017	0.45%	to	2.45%	530,654	30.15	to	27.17	20,170,097	0.00%	30.53%	to	27.92%
2016	0.45%	to	2.35%	540,704	23.10	to	28.11	16,007,952	0.00%	5.51%	to	3.50%
2015	0.45%	to	2.35%	900,604	21.89	to	27.16	24,997,743	0.00%	7.75%	to	5.70%
2014	0.45%	to	2.55%	746,528	20.32	to	19.28	19,033,453	0.00%	16.92%	to	14.45%
Rydex VT - Nova Fund (RNF)
2018	0.45%	to	2.10%	407,699	19.97	to	28.14	9,921,657	0.15%	-10.73%	to	-12.22%
2017	0.45%	to	2.15%	489,051	22.37	to	31.82	13,606,944	0.04%	31.19%	to	28.96%
2016	0.45%	to	2.45%	796,712	17.05	to	15.97	16,663,086	0.00%	15.20%	to	12.90%
2015	0.45%	to	2.50%	566,895	14.80	to	14.08	10,643,310	0.00%	-1.17%	to	-3.20%
2014	0.45%	to	2.55%	666,929	14.98	to	14.48	12,705,422	0.08%	18.05%	to	15.56%
Rydex VT - Precious Metals Fund (RPMF)
2018	0.45%	to	2.30%	737,847	4.68	to	6.82	6,838,000	4.50%	-16.98%	to	-18.54%
2017	0.45%	to	2.30%	855,739	5.63	to	8.37	9,924,963	4.50%	6.60%	to	4.63%
2016	0.45%	to	2.50%	940,721	5.28	to	4.75	10,152,106	0.00%	64.77%	to	61.40%
2015	0.45%	to	2.50%	1,368,428	3.21	to	2.94	7,977,234	5.83%	-30.68%	to	-32.12%
2014	0.45%	to	2.50%	879,941	4.63	to	4.34	8,151,128	0.13%	-17.72%	to	-19.42%
Rydex VT - Real Estate Fund (RREF)
2018	0.45%	to	2.30%	199,001	13.21	to	18.11	4,428,058	1.21%	-7.75%	to	-9.47%
2017	0.45%	to	2.30%	197,693	14.32	to	20.00	4,865,511	2.60%	6.18%	to	4.21%
2016	0.45%	to	2.35%	223,411	13.49	to	19.06	5,250,115	1.02%	9.66%	to	7.57%
2015	0.45%	to	2.50%	338,751	12.30	to	10.30	7,117,895	2.02%	-2.96%	to	-4.96%
2014	0.45%	to	2.50%	492,656	12.68	to	10.84	10,849,321	1.19%	20.46%	to	17.98%
Rydex VT - Retailing Fund (RRF)
2018	0.45%	to	2.35%	118,827	20.10	to	22.93	3,072,827	0.01%	-3.67%	to	-5.52%
2017	0.70%	to	2.10%	91,769	28.56	to	25.20	2,511,408	0.00%	11.54%	to	10.46%
2016	0.70%	to	2.15%	87,325	25.60	to	22.65	2,148,144	0.00%	-0.87%	to	-1.85%
2015	0.45%	to	2.50%	124,823	18.60	to	15.74	3,084,162	0.00%	-1.77%	to	-3.79%
2014	0.45%	to	2.50%	187,893	18.94	to	16.36	4,394,236	0.00%	8.17%	to	5.94%
Rydex VT - Russell 2000(R) 15x Strategy Fund (RMEK)
2018	0.45%	to	2.20%	90,508	16.51	to	28.17	2,512,478	0.00%	-19.93%	to	-21.35%
2017	0.45%	to	2.20%	115,272	20.62	to	35.82	4,063,560	0.00%	19.48%	to	17.38%
2016	0.45%	to	2.35%	138,655	17.26	to	29.88	4,092,656	0.00%	29.83%	to	27.36%
2015	0.45%	to	2.50%	119,456	13.30	to	11.28	2,750,865	0.00%	-9.49%	to	-11.35%
2014	0.45%	to	2.50%	237,482	14.69	to	12.72	5,562,054	0.00%	3.82%	to	1.68%
Rydex VT - S&P 500 2x Strategy Fund (RTF)
2018	0.45%	to	2.20%	715,384	20.38	to	32.34	18,466,709	0.07%	-15.79%	to	-17.28%
2017	0.45%	to	2.50%	753,349	24.21	to	22.70	23,345,040	0.00%	42.85%	to	39.92%
2016	0.45%	to	2.50%	709,399	16.95	to	16.23	15,450,323	0.00%	19.86%	to	17.40%
2015	0.45%	to	2.50%	369,480	14.14	to	13.82	6,625,529	0.00%	-2.10%	to	-4.12%
2014	0.45%	to	2.50%	891,598	14.44	to	14.42	16,675,744	0.00%	24.09%	to	21.54%
Rydex VT - S&P 500 Pure Growth Fund (RVLCG)
2018	0.45%	to	2.45%	1,066,315	23.18	to	18.82	24,143,623	0.00%	-6.06%	to	-7.96%
2017	0.45%	to	2.45%	1,435,023	24.67	to	20.45	34,945,300	0.00%	23.84%	to	21.36%
2016	0.45%	to	2.45%	1,468,718	19.92	to	16.85	29,264,332	0.00%	2.12%	to	0.07%
2015	0.45%	to	2.50%	2,553,715	19.51	to	16.76	50,132,537	0.00%	0.63%	to	-1.45%
2014	0.45%	to	2.50%	3,194,594	19.39	to	17.00	62,517,460	0.00%	11.91%	to	9.61%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - S&P 500 Pure Value Fund (RVLCV)
2018	0.45%	to	2.45%	1,060,163	$16.80	to	14.81	$20,948,196	0.71%	-13.71%	to	-15.45%
2017	0.45%	to	2.45%	1,254,394	19.47	to	17.52	29,033,105	0.76%	15.34%	to	13.03%
2016	0.45%	to	2.50%	1,523,979	16.88	to	15.41	30,875,245	1.14%	16.87%	to	14.47%
2015	0.45%	to	2.50%	1,217,367	14.44	to	13.46	21,106,001	1.04%	-9.79%	to	-11.65%
2014	0.45%	to	2.50%	2,128,730	16.01	to	15.24	41,597,840	0.37%	10.44%	to	8.17%
Rydex VT - S&P MidCap 400 Pure Growth Fund (RVMCG)
2018	0.45%	to	2.45%	313,364	20.65	to	16.55	7,251,756	0.00%	-15.21%	to	-16.93%
2017	0.45%	to	2.45%	380,793	24.36	to	19.92	10,473,123	0.00%	18.23%	to	15.86%
2016	0.45%	to	2.45%	509,527	20.60	to	17.19	11,946,334	0.00%	2.24%	to	0.19%
2015	0.45%	to	2.45%	930,696	20.15	to	17.16	21,384,407	0.00%	0.86%	to	-1.16%
2014	0.45%	to	2.50%	827,165	19.98	to	17.28	18,929,666	0.00%	-2.00%	to	-4.01%
Rydex VT - S&P MidCap 400 Pure Value Fund (RVMCV)
2018	0.45%	to	2.50%	329,823	15.30	to	13.09	6,257,510	0.00%	-19.34%	to	-21.02%
2017	0.45%	to	2.50%	404,813	18.97	to	16.57	9,583,077	0.00%	12.64%	to	10.33%
2016	0.45%	to	2.50%	911,057	16.85	to	15.02	19,318,534	0.34%	28.31%	to	25.68%
2015	0.45%	to	2.50%	479,147	13.13	to	11.95	7,992,316	0.14%	-12.26%	to	-14.07%
2014	0.45%	to	2.50%	573,667	14.96	to	13.91	11,065,293	0.04%	6.24%	to	4.06%
Rydex VT - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2018	0.45%	to	2.45%	457,942	20.53	to	16.68	10,602,394	0.00%	-9.44%	to	-11.27%
2017	0.45%	to	2.45%	496,353	22.67	to	18.80	12,909,532	0.00%	15.56%	to	13.25%
2016	0.45%	to	2.45%	465,553	19.62	to	16.60	10,572,159	0.00%	18.16%	to	15.79%
2015	0.45%	to	2.45%	705,352	16.61	to	14.34	13,744,555	0.00%	-0.82%	to	-2.81%
2014	0.45%	to	2.50%	756,633	16.74	to	14.69	14,965,168	0.00%	-0.45%	to	-2.50%
Rydex VT - S&P SmallCap 600 Pure Value Fund (RVSCV)
2018	0.45%	to	2.45%	315,134	13.05	to	10.33	4,741,259	0.00%	-20.94%	to	-22.54%
2017	0.45%	to	2.45%	528,975	16.51	to	13.33	10,150,079	0.00%	-0.72%	to	-2.71%
2016	0.45%	to	2.45%	836,193	16.63	to	13.71	16,213,550	0.00%	31.15%	to	28.52%
2015	0.45%	to	2.45%	528,126	12.68	to	10.66	7,812,190	0.00%	-13.93%	to	-15.66%
2014	0.45%	to	2.45%	517,699	14.73	to	12.65	9,163,876	0.00%	0.86%	to	-1.17%
Rydex VT - Strengthening Dollar 2x Strategy Fund (RVSDL)
2018	0.45%	to	2.30%	139,467	8.83	to	6.12	961,980	0.00%	11.32%	to	9.24%
2017	0.95%	to	2.30%	167,540	6.26	to	5.60	1,030,716	0.00%	-18.80%	to	-19.54%
2016	0.45%	to	2.30%	294,555	9.68	to	6.97	2,290,986	0.00%	6.52%	to	4.55%
2015	0.45%	to	2.30%	179,801	9.09	to	6.66	1,294,892	0.00%	12.84%	to	10.74%
2014	0.45%	to	2.40%	560,826	8.05	to	5.96	3,757,287	0.00%	22.38%	to	19.98%
Rydex VT - Technology Fund (RTEC)
2018	0.45%	to	2.45%	333,860	20.19	to	17.22	8,654,905	0.00%	-1.94%	to	-3.92%
2017	0.45%	to	2.45%	419,506	20.59	to	17.93	11,207,725	0.00%	32.03%	to	29.39%
2016	0.45%	to	2.45%	440,399	15.60	to	13.85	8,985,933	0.00%	10.57%	to	8.36%
2015	0.45%	to	2.50%	457,774	14.10	to	12.72	8,584,454	0.00%	0.66%	to	-1.41%
2014	0.45%	to	2.50%	527,975	14.01	to	12.90	9,837,345	0.00%	9.76%	to	7.50%
Rydex VT - Telecommunications Fund (RTEL)
2018	0.45%	to	2.45%	126,955	8.67	to	8.31	1,177,415	0.69%	-5.72%	to	-7.63%
2017	0.65%	to	2.45%	58,362	9.00			582,335	1.08%	3.27%
2016	0.65%	to	2.45%	102,863	8.56	to	8.72	993,798	0.32%	16.64%	to	14.54%
2015	0.65%	to	2.15%	127,757	7.34	to	11.31	1,043,908	1.59%	-7.33%	to	-8.73%
2014	0.65%	to	2.15%	126,898	7.92	to	12.39	1,138,272	1.99%	1.95%	to	0.41%
Rydex VT - Transportation Fund (RTRF)
2018	0.70%	to	2.30%	116,508	28.20	to	22.04	3,124,597	0.00%	-20.95%	to	-21.90%
2017	0.45%	to	2.30%	183,274	20.99	to	28.22	6,057,552	0.27%	21.47%	to	19.22%
2016	0.45%	to	2.35%	224,030	17.28	to	23.51	6,040,756	0.00%	14.91%	to	12.72%
2015	0.65%	to	2.50%	174,576	14.79	to	13.05	4,303,854	0.00%	-14.65%	to	-16.24%
2014	0.45%	to	2.50%	355,267	17.59	to	15.58	10,200,613	0.00%	22.25%	to	19.73%
Rydex VT - Utilities Fund (RUTL)
2018	0.45%	to	2.35%	235,136	17.86	to	23.72	4,498,811	1.92%	3.31%	to	1.33%
2017	0.45%	to	2.50%	199,593	17.29	to	16.51	3,740,981	1.58%	10.52%	to	8.25%
2016	0.45%	to	2.50%	280,829	15.64	to	15.25	4,823,502	0.94%	15.81%	to	13.44%
2015	0.45%	to	2.50%	512,587	13.51	to	13.45	7,536,635	2.50%	-7.78%	to	-9.68%
2014	0.45%	to	2.50%	551,770	14.64	to	14.89	8,856,609	1.72%	22.34%	to	19.82%

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex VT - Weakening Dollar 2x Strategy Fund (RVWDL)
2018	1.15%	to	1.85%	41,323	$6.00	to	5.46	$243,052	0.00%	-12.65%	to	-13.28%
2017	1.15%	to	1.95%	50,443	6.87	to	6.22	336,591	0.00%	17.95%	to	16.99%
2016	1.15%	to	1.95%	61,576	5.83	to	5.32	348,742	0.00%	-9.76%	to	-10.49%
2015	0.45%	to	2.45%	110,043	5.77	to	5.76	670,233	0.00%	-17.20%	to	-18.87%
2014	0.45%	to	2.10%	69,426	6.97	to	7.18	524,984	0.00%	-22.27%	to	-23.56%
GGH Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2018	0.45%	to	2.35%	1,099,175	11.48	to	10.29	11,840,407	2.78%	-1.25%	to	-3.15%
2017	0.45%	to	2.50%	1,057,242	11.63	to	10.55	11,665,235	2.98%	3.00%	to	0.88%
2016	0.45%	to	2.45%	1,886,568	11.29	to	10.48	20,484,574	5.43%	8.08%	to	5.91%
2015	0.45%	to	2.45%	1,142,012	10.45	to	9.90	11,554,154	3.03%	0.28%	to	-1.74%
2014	0.45%	to	2.45%	656,347	10.42	to	10.07	6,709,817	0.00%	1.92%	to	-0.13%
Rydex VT - High Yield Strategy Fund (RHYS)
2018	1.15%	to	1.90%	105,131	11.18	to	10.84	1,154,440	5.18%	-2.01%	to	-2.76%
2017	1.15%	to	1.95%	148,622	11.41	to	11.13	1,667,959	3.96%	5.64%	to	4.79%
2016	0.45%	to	2.45%	180,571	10.97	to	10.50	1,929,928	9.76%	11.12%	to	8.89%
2015	1.15%	to	1.95%	85,475	9.79	to	9.70	831,855	0.19%	-1.85%	to	-2.65%
T RP Equity Series Inc - T RP Health Sciences Portfolio: II (TRHS2)
2018	0.85%	to	1.65%	1,017,768	10.25	to	9.97	10,322,465	0.00%	0.00%	to	-0.82%
2017	0.85%	to	1.65%	740,093	10.25	to	10.05	7,527,628	0.00%	26.23%	to	25.21%
2016	0.85%	to	1.65%	451,417	8.12	to	8.02	3,649,358	0.00%	-11.47%	to	-12.19%
2015	1.00%	to	1.65%	168,760	9.17	to	9.14	1,545,737	0.00%	-8.34%	to	-8.62%	****
VanEck VIPT - VanEck VIP Global Gold Fund: Class S (VVGGS)
2018	0.45%	to	1.95%	284,202	9.02	to	8.79	2,524,700	1.81%	-16.96%	to	-18.21%
2017	1.00%	to	1.65%	45,104	10.71	to	10.66	483,239	0.00%	7.09%	to	6.62%	****
VanEck VIPT - Global Hard Assets Fund: Class S (VWHAS)
2018	0.85%	to	1.65%	737,610	6.81	to	6.62	4,966,791	0.00%	-29.03%	to	-29.61%
2017	0.85%	to	1.65%	565,610	9.59	to	9.40	5,382,630	0.00%	-2.80%	to	-3.58%
2016	0.85%	to	1.65%	309,007	9.87	to	9.75	3,036,037	0.23%	42.20%	to	41.05%
2015	0.85%	to	1.65%	104,748	6.94	to	6.91	725,758	0.00%	-30.62%	to	-30.88%	****
VanEck VIPT - Global Hard Assets Fund: Initial Class (VWHA)
2018	0.45%	to	2.50%	560,536	4.67	to	3.98	2,401,058	0.00%	-28.60%	to	-30.08%
2017	0.45%	to	2.50%	688,632	6.55	to	5.70	4,178,307	0.00%	-2.14%	to	-4.15%
2016	0.45%	to	2.50%	877,139	6.69	to	5.94	5,499,904	0.35%	43.06%	to	40.13%
2015	0.45%	to	2.50%	717,439	4.68	to	4.24	3,183,037	0.03%	-33.75%	to	-35.11%
2014	0.45%	to	2.50%	598,836	7.06	to	6.54	4,061,072	0.06%	-19.47%	to	-21.13%
VanEck VIPT - EM Fund: Class S (VEEMS)
2018	1.00%	to	1.35%	14,262	7.74	to	7.72	110,327	0.00%	-22.58%	to	-22.77%	****
Ivy VIP - Asset Strategy: Class II (WRASP)
2018	0.45%	to	2.45%	1,097,000	13.26	to	11.12	13,353,108	1.78%	-5.87%	to	-7.77%
2017	0.45%	to	2.45%	1,246,020	14.09	to	12.06	16,243,300	1.53%	17.74%	to	15.38%
2016	0.45%	to	2.45%	1,460,461	11.96	to	10.45	16,318,949	0.58%	-3.01%	to	-4.95%
2015	0.45%	to	2.45%	1,806,564	12.33	to	11.00	21,053,117	0.36%	-8.76%	to	-10.59%
2014	0.45%	to	2.50%	2,023,234	13.52	to	12.27	26,136,125	0.50%	-5.69%	to	-7.63%
Ivy VIP - Energy: Class II (WRENG)
2018	0.85%	to	1.65%	180,863	5.95	to	5.78	1,064,015	0.00%	-34.70%	to	-35.23%
2017	1.00%	to	1.65%	121,565	9.07	to	8.93	1,097,925	0.81%	-13.52%	to	-14.08%
2016	1.00%	to	1.65%	85,714	10.49	to	10.39	897,079	0.14%	33.21%	to	32.34%
2015	1.00%	to	1.65%	9,027	7.88	to	7.85	71,055	0.00%	-21.23%	to	-21.47%	****
DX Insurance Trust - DX VP Indexed Managed Futures Strategy Fund (obsolete) (DXVIMF)
2014	1.15%	to	2.10%	59,108	11.36	to	11.29	669,623	0.00%	13.59%	to	12.86%	****
DX Insurance Trust - DX VP Indexed Commodity Strategy Fund (obsolete) (DXVIC)
2014	1.25%	to	2.00%	2,438	9.18	to	9.13	22,335	0.00%	-8.23%	to	-8.70%	****
DX Insurance Trust - Dynamic VP HY Bond Fund (obsolete) (DXVHY)
2014	1.15%	to	2.50%	99,835	10.66	to	10.27	1,046,427	2.25%	-1.25%	to	-2.60%
NL VT - Mariner Managed Futures SP: Class 2 (obsolete) (NOVMH2)
2016	0.45%	to	2.50%	627,989	9.11	to	8.29	5,419,175	0.00%	-8.55%	to	-10.42%
2015	0.45%	to	2.50%	650,267	9.96	to	9.25	6,206,351	8.46%	-7.05%	to	-8.96%
2014	0.45%	to	2.50%	352,793	10.72	to	10.16	3,664,471	0.00%	7.06%	to	4.85%
NW VIT - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P (obsolete) (NLFOSP)
2016	1.00%	to	2.10%	298,392	10.25	to	9.95	3,011,508	2.03%	4.35%	to	3.20%
2015	1.25%	to	2.10%	264,531	9.78	to	9.64	2,571,082	0.88%	-4.45%	to	-5.28%
2014	1.25%	to	1.95%	60,458	10.24	to	10.19	617,679	0.81%	2.38%	to	1.89%	****

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NW VIT - NVIT Flexible Fixed Income Fund: Class P (obsolete) (NVFIP)
2016	1.00%	to	1.95%	132,510	$9.97	to	9.71	$1,302,153	3.78%	6.87%	to	5.85%
2015	1.00%	to	1.95%	110,518	9.33	to	9.18	1,020,662	5.17%	-4.48%	to	-5.40%
2014	1.25%	to	1.90%	55,403	9.75	to	9.70	538,888	3.96%	-2.52%	to	-2.95%	****
NW VIT - NVIT Flexible Moderate Growth Fund: Class P (obsolete) (NVFMGP)
2016	1.00%	to	1.95%	481,577	10.62	to	10.35	5,061,209	3.08%	8.20%	to	7.16%
2015	1.00%	to	1.95%	265,618	9.82	to	9.66	2,584,937	2.78%	-4.31%	to	-5.22%
2014	1.25%	to	1.95%	86,529	10.24	to	10.20	884,088	2.68%	2.44%	to	1.95%	****
Pioneer VCT - Pioneer EM VCT Portfolio: Class II (obsolete) (PIVEM2)
2016	0.45%	to	1.95%	62,739	7.14	to	6.45	421,889	0.20%	5.51%	to	3.92%
2015	0.45%	to	2.10%	74,082	6.77	to	6.15	475,873	4.30%	-15.94%	to	-17.34%
2014	0.45%	to	2.10%	77,131	8.05	to	7.45	594,884	0.19%	-13.19%	to	-14.63%
FID VIPs Fund - VIP Contrafund(R) Portfolio: SC 2R (obsolete) (FC2R)
2014	0.95%	to	1.60%	336,677	24.66	to	23.96	8,331,456	0.69%	10.18%	to	9.88%
FID VIPs Fund - VIP Equity-Income Portfolio: SC 2R (obsolete) (FEI2R)
2014	0.45%	to	2.50%	785,259	16.63	to	13.02	13,829,493	3.05%	7.96%	to	5.74%
GGH Variable Fund - CLS Global Diversified Equity Fund (obsolete) (RVAMR)
2016	1.15%	to	2.30%	160,546	12.72	to	11.30	1,969,554	1.48%	7.24%	to	6.00%
2015	0.45%	to	2.50%	1,257,580	11.76	to	10.47	14,467,164	0.91%	-6.52%	to	-8.45%
2014	0.45%	to	2.55%	1,249,764	12.58	to	11.39	15,543,695	0.27%	3.01%	to	0.83%
GGH Variable Fund - CLS Global Growth Fund (obsolete) (RVBER)
2016	0.45%	to	2.30%	126,569	12.55	to	10.47	1,436,108	0.57%	6.46%	to	4.48%
2015	0.45%	to	2.50%	853,997	11.79	to	9.85	9,180,862	0.69%	-4.45%	to	-6.41%
2014	0.45%	to	2.50%	878,354	12.34	to	10.52	9,985,356	0.61%	2.34%	to	0.23%
FID VIPs Fund - VIP Growth Portfolio: SC 2R (obsolete) (FG2R)
2014	0.45%	to	2.50%	2,163,708	19.04	to	15.19	38,138,026	0.24%	10.54%	to	8.27%
GGH Variable Fund - CLS Growth and Income Fund (obsolete) (RVCLR)
2016	0.45%	to	2.35%	214,319	11.95	to	10.14	2,412,715	0.68%	6.61%	to	4.58%
2015	0.45%	to	2.50%	1,986,155	11.21	to	9.57	20,771,137	1.09%	-4.59%	to	-6.55%
2014	0.45%	to	2.50%	2,024,648	11.74	to	10.24	22,412,265	0.65%	1.34%	to	-0.75%
FID VIPs Fund - VIP High Income Portfolio: SC 2R (obsolete) (FHI2R)
2014	0.45%	to	2.50%	333,474	11.27	to	10.66	3,658,266	3.60%	0.45%	to	-1.62%
GGH Variable Funds Trust - Series M (Macro Opportunities Series) (obsolete) (GSBLMO)
2015	0.45%	to	2.35%	185,315	10.49	to	10.06	1,899,162	2.58%	-0.75%	to	-2.65%
2014	0.45%	to	2.35%	95,487	10.56	to	10.34	996,814	0.00%	4.87%	to	2.87%
NW VIT - NVIT Growth Fund: Class II (obsolete) (CAF2)
2015	0.45%	to	2.50%	244,341	13.65	to	12.91	3,230,670	0.87%	3.89%	to	1.75%
2014	0.45%	to	2.50%	98,599	13.13	to	12.69	1,272,551	0.92%	10.54%	to	8.27%
AC VP Inc - AC VP Income & Growth Fund: Class III (obsolete) (ACVIG3)
2014	0.45%	to	2.50%	660,331	18.51	to	14.44	12,814,948	2.01%	12.00%	to	9.69%
AC VP Inc - AC VP Ultra(R) Fund: Class III (obsolete) (ACVU3)
2014	1.15%	to	1.60%	57,799	18.18	to	17.16	1,043,856	0.42%	8.74%	to	8.25%
AC VP Inc - AC VP Value Fund: Class III (obsolete) (ACVV3)
2014	0.45%	to	2.50%	767,059	17.75	to	15.03	16,521,671	1.44%	12.57%	to	10.25%
Van Eck VIPT - Multi-Manager Alternatives Fund: Initial Class (obsolete) (VWAR)
2014	1.15%	to	2.15%	188,357	9.78	to	9.43	1,819,617	0.00%	-2.20%	to	-3.19%

2018	Reserves for annuity contracts in payout phase:								$2,628,253
2018	Contract Owners’ Equity:								$2,048,504,167
2017	Reserves for annuity contracts in payout phase:								$66,779
2017	Contract Owners’ Equity:								$2,123,466,643
2016	Reserves for annuity contracts in payout phase:								$69,540
2016	Contract Owners’ Equity:								$1,791,511,137
2015	Reserves for annuity contracts in payout phase:								$70,623
2015	Contract Owners’ Equity:								$1,613,745,449
2014	Reserves for annuity contracts in payout phase:								$89,289
2014	Contract Owners’ Equity:								$1,524,687,920

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, the related consolidated statements of operations, comprehensive (loss) income, equity, and cash flows for each of the years in the three-year period ended December 31, 2018, and the related notes and financial statement schedules I, III, IV, and V (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2018, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Company’s auditor since 1968.

Columbus, Ohio

February 27, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2018	2017	2016
Revenues
Policy charges	$2,749	$2,545	$2,361
Premiums	695	633	642
Net investment income	2,675	2,414	2,139
Net realized investment (losses) gains, including other-than-temporary impairment losses	(340)	12	(111)
Other revenues	21	9	8

Total revenues	$5,800	$5,613	$5,039

Benefits and expenses
Interest credited to policyholder account values	$978	$1,844	$1,406
Benefits and claims	1,651	1,283	1,298
Amortization of deferred policy acquisition costs	423	392	433
Other expenses, net of deferrals	1,300	1,193	998

Total benefits and expenses	$4,352	$4,712	$4,135

Income before federal income taxes and noncontrolling interests	$1,448	$901	$904
Federal income tax expense (benefit)	211	(408)	126

Net income	$1,237	$1,309	$778
Loss attributable to noncontrolling interests, net of tax	168	96	91

Net income attributable to Nationwide Life Insurance Company	$1,405	$1,405	$869

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

	Year ended December 31,
(in millions)	2018	2017	2016
Net income	$1,237	$1,309	$778

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550	$237
Net unrealized gains (losses) on derivatives used in cash flow hedging relationships	84	(100)	22

Total other comprehensive (loss) income, net of tax	$(1,504)	$450	$259

Total comprehensive (loss) income	$(267)	$1,759	$1,037
Comprehensive loss attributable to noncontrolling interests, net of tax	168	96	91

Total comprehensive (loss) income attributable to Nationwide Life Insurance Company	$(99)	$1,855	$1,128

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2018	2017
Assets
Investments:
Fixed maturity securities, available-for-sale	$53,337	$50,201
Mortgage loans, net of allowance	12,379	10,929
Policy loans	1,015	1,030
Short-term investments	1,892	1,406
Other investments	1,891	1,493

Total investments	$70,514	$65,059
Cash and cash equivalents	132	95
Accrued investment income	608	549
Deferred policy acquisition costs	6,830	5,676
Other assets	3,938	4,203
Separate account assets	97,056	105,607

Total assets	$179,078	$181,189

Liabilities and equity
Liabilities
Future policy benefits and claims	$66,074	$59,885
Short-term debt	407	—
Long-term debt	771	793
Other liabilities	2,880	3,433
Separate account liabilities	97,056	105,607

Total liabilities	$167,188	$169,718

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	2,153	1,718
Retained earnings	9,115	7,703
Accumulated other comprehensive (loss) income	(203)	1,308

Total shareholder’s equity	$11,069	$10,733
Noncontrolling interests	821	738

Total equity	$11,890	$11,471

Total liabilities and equity	$179,078	$181,189

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2015	$4	$1,718	$5,661	$367	$7,750	$644	$8,394
Comprehensive income (loss):
Net income (loss)	$—	$—	$869	$—	$869	$(91)	$778
Other comprehensive income	—	—	—	259	259	—	259

Total comprehensive income (loss)	$—	$—	$869	$259	$1,128	$(91)	$1,037
Change in noncontrolling interest	—	—	—	—	—	114	114

Balance as of December 31, 2016	$4	$1,718	$6,530	$626	$8,878	$667	$9,545

Comprehensive income (loss):
Net income (loss)	$—	$—	$1,405	$—	$1,405	$(96)	$1,309
Other comprehensive income	—	—	—	450	450	—	450

Total comprehensive income (loss)	$—	$—	$1,405	$450	$1,855	$(96)	$1,759
Cumulative effect of adoption of accounting principle[1]	—	—	(232)	232	—	—	—
Change in noncontrolling interest	—	—	—	—	—	167	167

Balance as of December 31, 2017	$4	$1,718	$7,703	$1,308	$10,733	$738	$11,471

Cumulative effect of adoption of accounting principle[2]	—	—	7	(7)	—	—	—

Adjusted Balance as of January 1, 2018	$4	$1,718	$7,710	$1,301	$10,733	$738	$11,471
Comprehensive income (loss):
Net income (loss)	—	—	1,405	—	1,405	(168)	1,237
Other comprehensive loss	—	—	—	(1,504)	(1,504)	—	(1,504)

Total comprehensive income (loss)	$—	$—	$1,405	$(1,504)	$(99)	$(168)	$(267)
Capital contribution from Nationwide Financial Services, Inc.	—	435	—	—	435	—	435
Change in noncontrolling interest	—	—	—	—	—	251	251

Balance as of December 31, 2018	$4	$2,153	$9,115	$(203)	$11,069	$821	$11,890

[1]

Includes the reclassification of accumulated other comprehensive income on net unrealized gains on available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

[2]

The Company adopted ASU 2016-01 by recognizing a cumulative-effect adjustment, effective January 1, 2018, to reclassify the balance of accumulated other comprehensive income related to equity securities into retained earnings.

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2018	2017	2016
Cash flows from operating activities
Net income	$1,237	$1,309	$778
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized investment losses (gains), including other-than-temporary impairment losses	340	(12)	111
Interest credited to policyholder account values	978	1,844	1,406
Capitalization of deferred policy acquisition costs	(942)	(923)	(823)
Amortization of deferred policy acquisition costs	423	392	433
Amortization and depreciation	183	99	81
Future policy benefits and claims	(840)	(934)	(680)
Derivatives, net	272	(486)	(247)
Other, net	(5)	(319)	(77)

Net cash provided by operating activities	$1,646	$970	$982

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$4,528	$4,471	$3,007
Proceeds from sales of available-for-sale securities	407	1,857	852
Purchases of available-for-sale securities	(10,821)	(11,648)	(8,938)
Proceeds from repayments and sales of mortgage loans	699	651	792
Issuances of mortgage loans	(1,988)	(1,807)	(2,163)
Net (purchases) sales of short-term investments	(486)	543	(1,174)
Collateral received, net	(563)	378	217
Purchase of Jefferson National Financial Corp, net of cash assumed	—	(186)	—
Other, net	(244)	(355)	(231)

Net cash used in investing activities	$(8,468)	$(6,096)	$(7,638)

Cash flows from financing activities
Net proceeds (repayments) from short-term debt	$407	$(300)	$(100)
Investment and universal life insurance product deposits	10,919	10,442	10,894
Investment and universal life insurance product withdrawals	(5,639)	(5,034)	(4,132)
Proceeds from Nationwide Trust Company, FSB for funding agreement transfer	772	—	—
Capital contribution from Nationwide Financial Services, Inc.	435	—	—
Other, net	(35)	21	19

Net cash provided by financing activities	$6,859	$5,129	$6,681

Net increase in cash and cash equivalents	$37	$3	$25
Cash and cash equivalents at beginning of year	95	92	67

Cash and cash equivalents at end of year	$132	$95	$92

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio-domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, life insurance agencies, specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. The Company has announced it will transition away from utilizing the exclusive agent model by 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2018 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Nationwide Investment Services Corporation (“NISC”), Nationwide Investment Advisor (“NIA”), Eagle Captive Reinsurance, LLC (“Eagle”) and Jefferson National Financial Corp (“JNF”) and its wholly-owned subsidiaries, Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”), and Jefferson National Securities Corporation (“JNSC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. Olentangy is a Vermont-domiciled special purpose financial captive insurance company. NWSBL is an Ohio limited liability company. NISC is a registered broker-dealer. NIA is a registered investment advisor. Eagle is an Ohio-domiciled special purpose financial captive insurance company. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The Company completed its acquisition of JNF and its wholly-owned subsidiaries on March 1, 2017. Refer to Note 2 for detailed information related to the acquisition of JNF.

As of December 31, 2018 and 2017, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position, after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include wholly-owned subsidiaries and consolidated variable interest entities (“VIEs”). All intercompany transactions have been eliminated.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, certain future policy benefits and claims, goodwill, provision for income taxes and valuation of net deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, net realized investment gains and losses, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily, monthly or annual basis and are recognized as revenue when earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The liability for future policy benefits and claims is primarily comprised of policyholder account balances. The assumptions and methods used in calculating the portion of the liability that does not represent the policyholder account balances depend on the type of product.

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

The Company offers guarantees on variable and fixed indexed annuity products, which can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date less any customer withdrawals following the contract anniversary. These guarantees can also include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period.

As part of its valuation procedures, the Company makes an assumption of the expected utilization of guarantee benefits by participants. Guarantees that include a benefit that is wholly life contingent are accounted for as insurance liabilities that accumulate over time. Guarantees that are expected to be exercised using a net settlement option are accounted for as embedded derivatives, which are required to be separated and valued apart from the host variable annuity contracts.

Guaranteed minimum death benefits (“GMDB”) and certain guaranteed living withdrawal benefits (“GLWB”) on variable annuity and fixed indexed annuity products, as well as no-lapse guarantees on universal life and variable universal life insurance products are accounted for as insurance liabilities. Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date, less the cumulative guaranteed benefit payments plus interest. The Company evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes, with a related charge or credit to benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other similar balances.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain GLWB that are expected to net settle on variable annuity products represent embedded derivatives which are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous, unobservable assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes a wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the fair value of the liability. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from experience and industry data.

The Company offers certain indexed life insurance and annuity products for which the policyholders’ interest credits are based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated and valued apart from the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in results of operations as a component of interest credited to policyholder account values. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous unobservable assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are based on actual experience and industry data and are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life and other insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (the percentage of insurance policies remaining in-force from year to year), mortality, morbidity, interest rates and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with a weighted average interest rate of 6.6% for the years ended December 31, 2018 and 2017 and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.7% and 4.8% for the years ended December 31, 2018 and 2017, respectively, with a provision for adverse deviation.

The Company offers certain short duration traditional insurance, consisting primarily of accident and health contracts. These short duration insurance contracts are subject to an internal modified coinsurance treaty where activity including premiums, investment income, losses paid and adjustments to reserves, dividends paid and expenses incurred are ceded from NLIC to NMIC. The Company’s reserve for short duration contracts was $137 million and $70 million as of December 31, 2018 and 2017, respectively.

Advances under FHLB funding agreements. The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2018 and 2017 was $2.5 billion and $2.0 billion, respectively. In connection with an FHLB requirement for funding agreements, the Company held $53 million and $47 million of FHLB stock as of December 31, 2018 and 2017.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. The Company obtains reinsurance from a diverse group of reinsurers and monitors concentration as well as financial strength ratings of the reinsurers to minimize counterparty credit risk. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. On an ongoing basis, the Company monitors the financial condition of reinsurers. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Amounts recoverable from reinsurers are estimated in a manner consistent with future policy benefits and claims reserves. The Company reports its reinsurance recoverables net of any allowance for estimated uncollectible reinsurance recoverables, if deemed necessary. The Company’s consideration is based upon ongoing reviews of amounts outstanding, changes in reinsurer credit standings and other relevant factors.

Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.

Deferred Policy Acquisition Costs

The Company has deferred certain costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to results of operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing annually.

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual comprehensive study of assumptions. The most significant assumptions that are involved in the estimation of future gross profits include future net general and separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured through the end of the life of the product, equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 6.3% growth per year as of December 31, 2018.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and on their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense at the time such assessment is made, which could be significant.

Traditional life insurance products. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability in the year of policy issuance, and loss recognition testing is conducted annually.

Refer to Note 5 for discussion regarding DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in operations based on the specific identification method. Interest and dividend income is recognized in net investment income when earned.

As of December 31, 2018 and 2017, 99% of fixed maturity securities were priced using externally sourced data. Independent pricing services are most often utilized (85% as of December 31, 2018 and 2017), and compared to pricing from additional sources, to determine the fair value of securities for which market quotations or quotations on comparable securities are available. For these securities, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix was developed using publicly and privately available spreads for privately placed corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using this matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain fixed maturity securities when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that future payment of principal and interest is probable.

The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. As of December 31, 2018 and 2017, cash collateral received was $195 million and $313 million, respectively. Additionally, the Company may receive non-cash collateral, which would be recorded off-balance sheet. As of December 31, 2018 and 2017, the fair value of the securities received as collateral and recorded off-balance sheet is $84 million and $43 million, respectively. The Company recognizes loaned securities in available-for-sale investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2018 and 2017, the fair value of loaned securities was $273 million and $348 million, respectively.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment (“OTTI”), the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies and obligations of states and political subdivisions securities for OTTI by examining similar characteristics.

Mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration of the instrument’s position in the overall structure, to determine cash flows associated with the security.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Certain asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company evaluates its intent to sell on an individual security basis. OTTI losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit related portion of the impairment loss being recognized in results of operations and the non-credit related portion of the impairment loss and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit related portion of an impairment loss recognized in results of operations, the Company considers the present value of cash flows, discounted at the security’s effective interest rate. To the extent that the present value of cash flows, discounted at the security’s effective interest rate, generated by a debt security is less than the amortized cost, an OTTI is recognized through results of operations. It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further OTTI, which could be significant.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s potential loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are categorized into the following property types: office, industrial, retail, hotel, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance for losses.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of each new mortgage loan. Third-party appraisals are obtained to support loaned amounts, as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. The Company’s commercial mortgage loans are typically structured with balloon payment maturities, exposing the Company to risks associated with the borrower’s ability to make the balloon payment or refinance the property.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows, discounted at the loan’s effective interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property-type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of mortgage loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, the composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Management evaluates the credit quality of individual commercial mortgage loans and the portfolio as a whole through a number of loan quality measurements, including but not limited to LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the commercial mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest on non-accrual status mortgage loans is included in net investment income in the period collected. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or when the loan is modified. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds and real estate partnerships accounted for under the equity method, as well as trading securities, equity securities, collateralized consumer loans and capital stock with the FHLB. The Company applies mark-to-market accounting to trading securities and equity securities and recognizes changes in fair value in net realized investment gains and losses. Collateralized consumer loans and stock issued by the FHLB are recorded at amortized cost.

The Company holds alternative investments as described above and applies the equity method of accounting to these investments as it does not have a controlling financial interest. The Company recognizes income or losses from equity method investments in net investment income. These equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the investment might not be recoverable. The Company’s unfunded commitments related to alternative investments were $750 million and $787 million as of December 31, 2018 and 2017, respectively. The carrying value of alternative investments was $797 million and $582 million as of December 31, 2018 and 2017, respectively.

In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal-related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

Consolidated VIEs are primarily made up of tax credit funds whereby the Company serves as the managing member and has guaranteed after-tax benefits to third party investors. The Company has sold $2.0 billion and $1.7 billion in tax credit funds to unrelated third parties as of December 31, 2018 and 2017, respectively. These guaranteed after-tax benefits are provided through periods ending in 2037 and are in effect for periods of approximately 15 years each. The tax credit funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.2 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $821 million and $738 million as of December 31, 2018 and 2017, respectively, and are included within the consolidated balance sheets primarily as other investments of $757 million, other assets of $369 million and other liabilities of $335 million as of December 31, 2018, and other investments of $680 million, other assets of $189 million and other liabilities of $158 million as of December 31, 2017. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs. The results of operations and financial positions of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to the Company on the consolidated statements of operations.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include swaps, futures contracts and options. All derivative instruments are held at fair value and are reflected as other assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the unrealized and realized gains or losses are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into results of operations in the same period or periods that the hedged transaction impacts results of operations. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds, where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option. The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill and Other Intangibles

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price or fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually or on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. Goodwill is impaired at the reporting unit level if its carrying value exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and results of operations, and the selection of comparable companies used to develop market-based assumptions. The carrying value of goodwill was $269 million as of December 31, 2018 and 2017 and is included in other assets in the consolidated balance sheets. There were no impairments or additions to goodwill for the year ended December 31, 2018. There were no impairments to goodwill and total additions to goodwill were $69 million for the year ended December 31, 2017.

Indefinite-lived intangibles are evaluated for impairment annually in conjunction with the Goodwill impairment test and were immaterial as of December 31, 2018 and 2017. All other intangibles are amortized over the useful life of the intangible asset and are monitored for indicators of impairment. All other intangibles totaled $255 million and $267 million as of December 31, 2018 and 2017, respectively.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value (“NAV”). Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expenses.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

The Company files with the NMIC consolidated federal income tax return.

Jefferson National Financial Corp Acquisition

On March 1, 2017, the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve.

The determination of fair value of assets acquired, liabilities assumed and purchase consideration reflects the Company’s estimates and assumptions.

The following table summarizes the fair value of consideration exchanged in the acquisition of JNF:

(in millions)
Total assets acquired	$5,522
Total liabilities assumed	(5,321)

Total consideration	$201

As a result of the JNF acquisition, the Company recognized goodwill of $69 million, representing the excess of fair value of consideration exchanged over the fair values of tangible assets acquired, liabilities assumed and separately identified intangible assets.

Subsequent Events

The Company evaluated subsequent events through February 27, 2019, the date the consolidated financial statements were issued.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Liabilities. The amended guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. In addition, the FASB clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on available-for-sale debt securities. The Company adopted this guidance by recognizing a cumulative-effect adjustment within shareholder’s equity. This resulted in a decrease in accumulated other comprehensive income of $7 million and an increase of $7 million in retained earnings, net of taxes, as of January 1, 2018.

On January 1, 2018, the Company adopted ASU 2014-09, Revenue from Contracts with Customers using the modified retrospective method of adoption. The amended guidance develops a single, comprehensive model for entities to use to recognize revenue arising from contracts with customers. Under the standard, an entity should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This revenue recognition is achieved as performance obligations are satisfied by the Company. The company also adopted ASU 2015-14, Deferral of the Effective Date, ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net), ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licenses, and ASU 2016-12, Revenue from Contracts with Customers: Narrow Scope Improvements and Practical Expedients. These amendments deferred the effective date of the updated model and clarified guidance on transition, collectability, noncash consideration and the presentation of sales taxes and other similar taxes. The Company adopted ASU 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. The amended guidance provides clarification and correction of unintended application of ASU 2014-09, Revenue from Contracts with Customers. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

On January 1, 2018, the Company adopted ASU 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force). The amended guidance clarifies how certain transactions should be classified in the statement of cash flows. The adoption of this guidance had no material impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In February 2016, the FASB issued ASU 2016-02, Leases Section A – Leases. The amended guidance introduces a new standard on leases that requires recognition of assets and liabilities arising from all leasing arrangements with lease terms of more than 12 months on the balance sheet. The Company will adopt the ASU for annual periods beginning January 1, 2019. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments. The guidance introduces a new approach for recognizing credit losses on financial instruments based on an estimate of current expected credit losses. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging: Targeted Improvements to Accounting for Hedging Activities. The amendments expand hedge accounting for nonfinancial and financial risk components and revise the measurement methodologies to better align with an organization’s risk management activities. In addition, the amendments reduce complexity by simplifying the manner in which assessments of hedge effectiveness may be performed. The guidance is effective for interim and annual periods beginning after December 15, 2018 and should be applied on a modified retrospective basis. Early adoption is permitted. The adoption of this guidance will not have a material impact on the Company’s consolidated financial statements.

In August 2018, the FASB issued ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. The amended guidance makes targeted improvements to the accounting for long-duration contracts for insurance entities to provide more decision-useful information, including requiring fair value measurement of certain contract features, requiring at least annual updates of cash flow assumptions and quarterly updates of discount rates in traditional product reserves and simplifying DAC amortization to be on a constant basis over the life of the contract. The guidance is effective for interim and annual periods beginning after December 15, 2020. Early adoption is permitted. The Company is currently in the process of determining the impact of adoption.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(4)	Long-Duration Contracts

Variable Annuity Contracts

The Company provides various forms of guarantees to benefit the related contractholders of variable annuity contracts issued through general and separate accounts. The primary guarantee types include GMDB and GLWB.

The GMDB, offered on variable annuity contracts, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, primarily offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of minimum return and contract duration.

Other guarantee types the Company previously offered include guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum income benefits (“GMIB”). The GMAB is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years). The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization stream of income. The separate account value subject to GMAB was $203 million and $291 million for the years ended December 31, 2018 and December 31, 2017, respectively. The net amount at risk, general account value and reserve balances for GMAB were immaterial as of December 31, 2018 and 2017. The separate account value subject to GMIB was $283 million and $355 million for the years ended December 31, 2018 and December 31, 2017, respectively. The general account value subject to GMIB was $43 million and $46 million as of December 31, 2018 and 2017, respectively. The net amount at risk and reserve balances for GMIB were immaterial as of December 31, 2018 and 2017. Paid claims for GMAB and GMIB were immaterial for the years ended December 31, 2018 and 2017.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding variable annuity contracts with GMDB and GLWB invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2018				December 31, 2017
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$793	$30,276	$228	67	$842	$32,313	$16	67
Minimum return or anniversary contract value	1,660	28,473	2,164	72	1,764	33,337	347	71

Total contracts with GMDB	$2,453	$58,749	$2,392	70	$2,606	$65,650	$363	69

Total contracts with GLWB:
(Minimum return or anniversary contract value)	$63	$35,499	$330	68	$84	$39,183	$104	68

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders at the respective date.

The following table summarizes the reserve balances for the primary guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
GMDB	$223	$164
GLWB	$554	$300

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to market performance and expected policyholder behavior. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $8 million and higher amortization of DAC of $6 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to expected policyholder behavior. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $32 million and lower amortization of DAC of $10 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for guarantees on variable annuity contracts, primarily related to lapses, mortality, interest rates and market rates of return. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $62 million and lower amortization of DAC of $21 million.

Paid claims for GMDB were $20 million and $14 million for the years ended December 31, 2018 and 2017, respectively. Paid claims for GLWB were immaterial for the years ended December 31, 2018 and 2017.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the account balances of variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Mutual funds:
Bond	$6,876	$7,167
Domestic equity	47,554	53,617
International equity	3,235	3,874

Total mutual funds	$57,665	$64,658
Money market funds	1,084	992

Total[1]	$58,749	$65,650

1

Excludes $38.3 billion and $40.0 billion as of December 31, 2018 and 2017, respectively, of separate account assets not related to variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

Fixed Indexed Annuity Contracts

The Company offers fixed indexed annuity products with a GMDB and GLWB. As of December 31, 2018, the fixed indexed annuity general account value was $14.8 billion, which included $440 million of general account value relating to contracts with GMDB and $4.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2018 and paid claims for the year ended December 31, 2018 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2018 were immaterial and $54 million for GMDB and GLWB, respectively.

As of December 31, 2017, the fixed indexed annuity general account value was $9.8 billion, which included $351 million of general account value relating to contracts with the GMDB and $3.7 billion of general account value relating to contracts with GLWB. The net amount at risk as of December 31, 2017 and paid claims for the year ended December 31, 2017 were immaterial for GMDB and GLWB. The reserve balances as of December 31, 2017 were immaterial and $31 million for GMDB and GLWB, respectively.

The Company conducts an annual comprehensive review of assumptions for fixed indexed annuity guarantees. For the years ended December 31, 2018, 2017 and 2016, the updated assumptions resulted in an immaterial change to life insurance benefits and claims and amortization of DAC.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $1.1 billion and $915 million as of December 31, 2018 and 2017, respectively. Paid claims on these guarantees were immaterial for the years ended December 31, 2018 and 2017.

During 2018, the Company recognized a decrease in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected interest spread and lapses. For the year ended December 31, 2018, the updated assumptions resulted in a decrease to life insurance benefits and claims of $35 million and higher amortization of DAC and other related balances of $15 million.

During 2017, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for universal and variable universal life insurance contracts with no-lapse guarantees, primarily related to expected policyholder renewal premiums. For the year ended December 31, 2017, the updated assumptions resulted in an increase to life insurance benefits and claims of $42 million and lower amortization of DAC and other related balances of $22 million.

During 2016, the Company recognized an increase in the liability for future policy benefits and claims in conjunction with the annual comprehensive review of assumptions for the no-lapse guarantees, primarily related to lapses, mortality and economic scenario expectations. For the year ended December 31, 2016, the updated assumptions resulted in an increase to life insurance benefits and claims of $21 million and lower amortization of DAC and other related balances of $9 million.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2018	$4,290	$2,021	$68,466	50
December 31, 2017	$3,637	$2,350	$61,489	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value and reinsurance.
2	Represents the weighted average attained age of contractholders at the respective date.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 2% of the Company’s life insurance in force in 2018 (3% in 2017 and 2016) and 30% of the number of life insurance policies in force in 2018 (31% in 2017 and 33% in 2016). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2018	2017	2016
Balance at beginning of year	$5,676	$5,432	$5,200
Capitalization of DAC	942	923	823
Amortization of DAC, excluding unlocks	(440)	(461)	(412)
Amortization of DAC related to unlocks	17	69	(21)
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	635	(287)	(158)

Balance at end of year	$6,830	$5,676	$5,432

The Company conducted its annual comprehensive review of model assumptions related to financial services operations used to project DAC and other related balances, including valuation of business acquired (“VOBA”) and unearned revenue reserves. For the year ended December 31, 2018, the Company recognized a decrease in amortization for DAC of $17 million and a decrease in amortization for other related balances of $43 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2017, the Company recognized a decrease in amortization for DAC of $69 million and a decrease in amortization for other related balances of $13 million. The updated assumptions were primarily related to favorable market rates of return and changes to expected future mortality. This was partially offset by updated assumptions for expected policyholder renewal premiums, persistency and lapse rates.

For the year ended December 31, 2016, the Company recognized an increase in amortization for DAC of $21 million and a decrease in amortization for other related balances of $75 million. The updated assumptions were primarily related to a decrease in expected lapse rates and mortality performance. This was partially offset by updated assumptions for persistency, interest rates and market rates of return.

As disclosed in Note 2, ASU 2018-12, Financial Instruments – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, will simplify DAC amortization to be on a constant basis over the life of the contract, effective upon adoption.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$459	$28	$1	$486
Obligations of states and political subdivisions	4,026	290	23	4,293
Corporate securities	41,991	645	1,403	41,233
Residential mortgage-backed securities	2,797	65	39	2,823
Commercial mortgage-backed securities	1,731	9	19	1,721
Asset-backed securities	2,794	34	47	2,781

Total available-for-sale securities	$53,798	$1,071	$1,532	$53,337

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$358	$39	$1	$396
Obligations of states and political subdivisions	3,433	414	2	3,845
Corporate securities	37,643	2,018	220	39,441
Residential mortgage-backed securities	2,788	107	23	2,872
Commercial mortgage-backed securities	1,154	13	6	1,161
Asset-backed securities	2,466	44	24	2,486

Total fixed maturity securities	$47,842	$2,635	$276	$50,201
Equity securities[1]	73	10	4	79

Total available-for-sale securities	$47,915	$2,645	$280	$50,280

1

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

The fair value of the Company’s available-for-sale securities may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of OTTI. The Company has the ability and intent to hold securities until anticipated recovery and does not have the intent to sell, nor is it more likely than not that it will be required to sell, fixed maturity securities in an unrealized loss position.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2018. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,644	$1,688
Due after one year through five years	11,360	11,371
Due after five years through ten years	17,066	16,641
Due after ten years	16,406	16,312

Subtotal	$46,476	$46,012
Residential mortgage-backed securities	2,797	2,823
Commercial mortgage-backed securities	1,731	1,721
Asset-backed securities	2,794	2,781

Total fixed maturity securities	$53,798	$53,337

The following table summarizes the components of net unrealized gains and losses, as of the dates indicated:

	December 31,
	2018	2017
Net unrealized (losses) gains on available-for-sale securities, before adjustments and taxes[1]	$(461)	$2,365
Adjustment to DAC and other expenses	161	(478)
Adjustment to future policy benefits and claims	(10)	(103)
Adjustment to policyholder dividend obligation	(21)	(88)
Deferred federal income tax benefit (expense)	71	(593)
Cumulative effect of adoption of accounting principle[2]	—	232

Net unrealized (losses) gains on available-for-sale securities	$(260)	$1,335

1	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
2	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the change in net unrealized gains and losses reported in AOCI, for the years ended:

	December 31,
(in millions)	2018	2017
Balance at beginning of year	$1,335	$553
Cumulative effect of adoption of accounting principle[1]	(7)	—

Adjusted balance at beginning of year	$1,328	$553
Unrealized (losses) gains arising during the year:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(2,818)	1,191
Non-credit impairments and subsequent changes in fair value of impaired debt securities	(1)	37
Net adjustment to DAC and other expense	639	(287)
Net adjustment to future policy benefits and claims	93	(35)
Net adjustment to policyholder dividend obligations	67	(14)
Related federal income tax expense (benefit)	432	(318)

Unrealized (losses) gains on available-for-sale securities	$(1,588)	$574
Less: Reclassification adjustment for net realized gains and credit-related OTTI on available-for-sale securities, net of tax expense ($0 and $13 as of December 31, 2018 and 2017, respectively)	—	24

Change in net unrealized (losses) gains on available-for-sale securities	$(1,588)	$550
Cumulative effect of adoption of accounting principle[2]	—	232

Balance at end of year	$(260)	$1,335

1

The Company recognized a cumulative-effect adjustment on January 1, 2018 related to the adoption of ASU 2016-01, resulting in a reclassification of accumulated other comprehensive income into retained earnings. See Note 3 for more information.

2

Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2018
Fixed maturity securities:
U.S. government and agencies	$55	$—	$31	$1	$1
Obligations of states and political subdivisions	843	16	166	7	23
Corporate securities	20,640	847	6,452	556	1,403
Residential mortgage-backed securities	652	8	673	31	39
Commercial mortgage-backed securities	614	8	403	11	19
Asset-backed securities	2,135	27	222	20	47

Total[2]	$24,939	$906	$7,947	$626	$1,532

December 31, 2017
Fixed maturity securities:
U.S. government and agencies	$53	$1	$—	$—	$1
Obligations of states and political subdivisions	77	—	111	2	2
Corporate securities	3,363	37	4,058	183	220
Residential mortgage-backed securities	370	3	433	20	23
Commercial mortgage-backed securities	307	2	127	4	6
Asset-backed securities	254	1	82	23	24

Total fixed maturity securities	4,424	44	4,811	232	276
Equity securities[3]	12	2	30	2	4

Total[2]	$4,436	$46	$4,841	$234	$280

1

As of December 31, 2018 and 2017, there were $145 million and $67 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.

2	Represents 2,427 and 775 available-for-sale securities in an unrealized loss position as of December 31, 2018 and 2017, respectively.
3

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31, 2018			December 31, 2017
(in millions)	Commercial	Residential	Total[1]	Commercial	Residential	Total[1]
Amortized cost:
Loans with non-specific reserves	$12,417	$1	$12,418	$10,963	$—	$10,963

Total amortized cost	$12,417	$1	$12,418	$10,963	$—	$10,963

Valuation allowance:
Non-specific reserves	$39	$—	$39	$34	$—	$34

Total valuation allowance[2]	$39	$—	$39	$34	$—	$34

Mortgage loans, net of allowance	$12,378	$1	$12,379	$10,929	$—	$10,929

1	The company did not hold any loans with specific reserves as of December 31, 2018 and 2017.
2	Changes in the valuation allowance are primarily due to portfolio growth and current period provisions. These changes for the years ended December 31, 2018 and 2017 were immaterial.

As of December 31, 2018 and 2017, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes the LTV and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2018
Apartment	$4,550	$116	$4,666	$4,644	$22	$4,666
Industrial	1,881	10	1,891	1,887	4	1,891
Office	2,193	—	2,193	2,184	9	2,193
Retail	3,298	6	3,304	3,302	2	3,304
Other	363	—	363	363	—	363

Total	$12,285	$132	$12,417	$12,380	$37	$12,417

Weighted average DSC ratio	2.06	1.48	2.06	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	58%	82%	58%

December 31, 2017
Apartment	$4,102	$102	$4,204	$4,181	$23	$4,204
Industrial	1,573	10	1,583	1,582	1	1,583
Office	1,752	—	1,752	1,738	14	1,752
Retail	2,995	4	2,999	2,996	3	2,999
Other	425	—	425	425	—	425

Total	$10,847	$116	$10,963	$10,922	$41	$10,963

Weighted average DSC ratio	2.06	1.31	2.05	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	59%	81%	59%

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $22 million and $10 million were on deposit with various regulatory agencies, as required by law, as of December 31, 2018 and 2017, respectively. Available-for-sale securities with a carrying value of $365 million and $88 million were pledged as collateral to secure funding agreements as of December 31, 2018 and 2017, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Fixed maturity securities, available-for-sale	$2,116	$1,982	$1,781
Mortgage loans	503	450	407
Alternative investments	42	23	8
Policy loans	59	41	52
Other	50	27	21

Gross investment income	$2,770	$2,523	$2,269
Tax credit fund losses[1]	(27)	(44)	(68)
Investment expenses	(68)	(65)	(62)

Net investment income	$2,675	$2,414	$2,139

1	Represents losses on tax credit funds accounted for under the equity method of accounting. Tax benefits on these tax credit funds are recorded in federal income tax benefit.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including OTTI, by source, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Realized gains on sales[1]	$12	$53	$50
Realized losses on sales[1]	(10)	(16)	(90)
Net realized derivative losses	(309)	(9)	(42)
Valuation losses and other[2]	(30)	(5)	(3)
OTTI losses[3,4]	(3)	(11)	(26)

Net realized investment (losses) gains	$(340)	$12	$(111)

1

Gross gains of $12 million, $52 million and $49 million and gross losses of $10 million, $11 million and $89 million were realized on sales of available-for-sale securities during the years ended December 31, 2018, 2017 and 2016, respectively.

2

As disclosed within Note 3, the Company adopted ASU 2016-01 on January 1, 2018, which required the Company to measure equity securities at fair value with any changes in fair value recognized through net realized investment gains and losses.

3

OTTI on fixed maturity securities excludes non-credit losses of $3 million, $4 million and $6 million included in other comprehensive income for the years ended December 31, 2018, 2017 and 2016, respectively.

4	Includes impairments on alternative investment tax credit funds due to corporate tax rate reductions set forth in the Tax Cuts and Jobs Act during the year ended December 31, 2017.

The following table summarizes the reconciliation of the beginning and ending cumulative credit losses for fixed maturity securities as of dates indicated:

	December 31,
(in millions)	2018	2017	2016
Cumulative credit losses at beginning of year[1]	$(170)	$(195)	$(224)
New credit losses	—	(3)	(22)
Incremental credit losses	(2)	(2)	—
Losses related to securities included in the beginning balance sold or paid down during the period	17	30	51

Cumulative credit losses at end of year[1]	$(155)	$(170)	$(195)

1

Cumulative credit losses are defined as amounts related to the Company’s credit portion of the OTTI losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose the Company to interest rate risk arising from mismatches between assets and liabilities. The Company uses interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products and annuity products with guarantees or indexed crediting features that expose the Company to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps, which are included in derivatives designated and qualifying as hedging instruments in the following tables. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating these risks, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2018 and 2017, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	December 31, 2018				December 31, 2017
	Derivative assets		Derivative liabilities		Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional	Fair value	Notional[1]	Fair value	Notional[1]
Derivatives designated and qualifying as hedging instruments	$129	$1,459	$46	$794	$60	$654	$93	$1,127
Derivatives not designated as hedging instruments:
Interest rate contracts	$—	$446	$1	$42	$25	$2,131	$73	$2,336
Equity contracts	438	19,984	—	641	1,070	15,738	—	2,081
Other derivative contracts	—	—	13	—	—	—	12	2

Total derivatives[1,2]	$567	$21,889	$60	$1,477	$1,155	$18,523	$178	$5,546

1	Fair value balance excludes immaterial accrued interest on derivative assets and liabilities for December 31, 2018 and 2017.
2

Excludes embedded derivatives included in future policy benefits and claims on the consolidated balance sheets of $627 million and $984 million as of December 31, 2018 and December 31, 2017, respectively.

Of the $567 million and $1.2 billion of fair value of total derivative assets at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company received $508 million and $998 million of cash collateral and held $22 million and $101 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. Of the $60 million and $178 million of fair value of total derivative liabilities at December 31, 2018 and 2017, $33 million and $62 million, respectively, are subject to master netting agreements. The Company posted $14 million and $106 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2018 and 2017. In addition, the Company posted initial margin on derivative instruments of $144 million and $114 million as of December 31, 2018 and 2017, respectively.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2018	2017	2016
Derivatives instruments
Interest rate contracts	$30	$(9)	$13
Equity contracts	(329)	(25)	(81)
Other derivative contracts	(8)	2	8
Net interest settlements	(2)	(9)	(2)

Total derivative losses	$(309)	$(41)	$(62)
Change in embedded derivative liabilities and related fees[1]	—	32	20

Net realized derivative losses	$(309)	$(9)	$(42)

1

Excludes the change in embedded derivatives recognized in interest credited to policyholder account values in the consolidated statements of operations for the years ended December 31, 2018, 2017 and 2016 of $(380) million, $646 million and $276 million, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$485	$—	$1	$486
Obligations of states and political subdivisions	53	4,235	5	4,293
Corporate securities	—	40,345	888	41,233
Residential mortgage-backed securities	1,505	1,318	—	2,823
Commercial mortgage-backed securities	—	1,721	—	1,721
Asset-backed securities	—	2,646	135	2,781

Total fixed maturity securities, available-for-sale, at fair value	$2,043	$50,265	$1,029	$53,337
Other investments at fair value[1]	878	1,195	5	2,078

Investments at fair value	$2,921	$51,460	$1,034	$55,415

Derivative instruments - assets	—	129	438	567
Separate account assets[2]	94,259	1,328	80	95,667

Assets at fair value	$97,180	$52,917	$1,552	$151,649

Liabilities
Future policy benefits and claims[3]	$—	$—	$627	$627
Derivative instruments - liabilities	—	46	14	60

Liabilities at fair value	$—	$46	$641	$687

1	Includes short-term investments, equity securities and trading securities of $1.9 billion, $121 million and $67 million, respectively.
2	Excludes $1.4 billion of separate account assets that use net asset value (“NAV”) as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2018:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996
Net (losses) gains
In operations[1]	(1)	—	(489)	19	(471)	(355)
In other comprehensive income	(34)	—	—	—	(34)	—
Purchases	84	3	376	—	463	—
Sales	(168)	—	(519)	—	(687)	—
Transfers into Level 3	118	—	—	—	118	—
Transfers out of Level 3	(32)	(12)	—	—	(44)	—

Balance as of December 31, 2018	$1,029	$5	$438	$80	$1,552	$641

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was ($357) million for future policy benefits and claims, ($302) million for derivative assets, and $2 million for derivative liabilities.

2	Non-binding broker quotes were utilized to determine a fair value of $801 million of the total fixed maturity securities as of December 31, 2018.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2018 are primarily due to the change in observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2018.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities, included in future policy benefits and claims and classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0.1% - 10%[3]
Lapse	0% - 35%[4]
Wait period	0 yrs - 30 yrs[5]
Efficiency of benefit utilization[1]	60% - 100%[6]
Discount rate[2]	See note 2 below
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2

Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR, determined by market observables for similarly rated public bonds.

3	Represents the mortality for the majority of business with living benefits, with policyholder issue ages ranging from 45 to 85.
4	Certain scenarios could drive dynamic lapses outside of the specified range. The range shown represents lapses for the vast majority of scenarios.
5	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
6

A portion of the contractholders could withdraw more than the benefit guarantee allows. For these policies, the excess withdrawals are assumed to be temporary before reverting back to 100% utilization.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels, short-term equity market performance, partial withdrawal behavior and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder, policy size and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years, so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life and indexed annuity products classified as Level 3 as of December 31, 2018:

Unobservable Inputs	Range
Mortality	0% - 5%¹
Lapse	0% - 10%
Index volatility	15% - 25%[2]

1	Represents the mortality for the majority of business, with policyholder issue ages ranging from 0 to 80.
2	Certain managed volatility indices utilize a 5% index volatility.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2017:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$395	$—	$1	$396
Obligations of states, political subdivisions and foreign governments	60	3,780	5	3,845
Corporate securities	—	38,529	912	39,441
Residential mortgage-backed securities	1,190	1,682	—	2,872
Commercial mortgage-backed securities	—	1,161	—	1,161
Asset-backed securities	—	2,342	144	2,486

Total fixed maturity securities, available-for-sale, at fair value	$1,645	$47,494	$1,062	$50,201
Other investments at fair value[1]	401	1,157	14	1,572

Investments at fair value	$2,046	$48,651	$1,076	$51,773

Derivative instruments - assets	—	85	1,070	1,155
Separate account assets[2]	103,532	1,365	61	104,958

Assets at fair value	$105,578	$50,101	$2,207	$157,886

Liabilities
Future policy benefits and claims[3]	$—	$—	$984	$984
Derivative instruments - liabilities	—	166	12	178

Liabilities at fair value	$—	$166	$996	$1,162

1	Primarily includes short-term investments, equity securities and trading securities of $1.4 billion, $79 million and $74 million, respectively.
2	Excludes $649 million of separate account assets that use NAV as a practical expedient to estimate fair value.
3	Amount primarily represents the fair value of interest credits associated with certain indexed life and annuity products.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2017:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2016	$1,421	$1	$633	$65	$2,120	$348
Net gains (losses)
In operations[1]	4	(1)	307	(4)	306	(648)
In other comprehensive income	63	—	—	—	63	—
Purchases	74	17	239	—	330	—
Sales	(176)	(3)	(109)	—	(288)	—
Transfers into Level 3	91	—	—	—	91	—
Transfers out of Level 3	(415)	—	—	—	(415)	—

Balance as of December 31, 2017	$1,062	$14	$1,070	$61	$2,207	$996

1

Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized losses on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(638) million for future policy benefits and claims, $264 million for derivative assets, and $(10) million for derivative liabilities and $(1) million for other investments at fair value.

2	Non-binding broker quotes were utilized to determine a fair value of $721 million of total fixed maturity securities as of December 31, 2017.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2017 are primarily due to the change in the observability of pricing inputs used for certain corporate securities. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2017.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2018				December 31, 2017
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$12,379	$12,167	$—	$12,167	$10,929	$10,876	$—	$10,876
Policy loans	$1,015	$1,015	$—	$1,015	$1,030	$1,030	$—	$1,030
Other investments	$84	$84	$—	$84	$78	$78	$—	$78

Liabilities
Investment contracts	$42,094	$40,113	$—	$40,113	$36,746	$34,711	$—	$34,711
Short-term debt	$407	$407	$—	$407	$—	$—	$—	$—
Long-term debt	$771	$999	$927	$71	$793	$1,070	$977	$93

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Other investments. Other investments not held at fair value consists of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value due to ownership restrictions and lack of market.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value due to the short-term nature of this debt instrument.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions	Total
Balance as of December 31, 2016[1]	$25	$175	$200
Adjustments	—	69	69

Balance as of December 31, 2017[1]	$25	$244	$269
Adjustments	—	—	—

Balance as of December 31, 2018[1]	$25	$244	$269

1	The goodwill balances have not been previously impaired.

(10) Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and the Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of policyholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future, unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies.

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Liabilities:
Future policyholder benefits	$1,533	$1,571
Policyholder funds and accumulated dividends	136	137
Policyholder dividends payable	18	20
Policyholder dividend obligation	35	110
Other policy obligations and liabilities	38	25

Total liabilities	$1,760	$1,863

Assets:
Available-for-sale securities	$1,202	$1,294
Mortgage loans, net of allowance	220	220
Policy loans	124	128
Other assets	80	77

Total assets	$1,626	$1,719

Excess of reported liabilities over assets	$134	$144

Portion of above representing other comprehensive income:
(Decrease) Increase in unrealized gain on fixed maturity securities, available-for-sale	$(67)	$14
Adjustment to policyholder dividend obligation	67	(14)

Total of above representing other than comprehensive income	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$134	$144

Other comprehensive income:
Available-for-sale securities:
Fair value	$1,202	$1,294
Amortized cost	1,181	1,206
Shadow policyholder dividend obligation	(21)	(88)

Net unrealized appreciation	$—	$—

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2018	2017	2016
Revenues:
Premiums	$50	$53	$56
Net investment income	75	81	84
Realized investment (losses) gains	—	(1)	(3)
Realized losses credited to policyholder benefit obligation	(4)	(4)	(1)

Total revenues	$121	$129	$136

Benefits and expenses:
Policy and contract benefits	$121	$115	$125
Change in future policyholder benefits and interest credited to policyholder accounts	(38)	(32)	(36)
Policyholder dividends	36	39	40
Change in policyholder dividend obligation	(12)	(8)	(8)
Other expenses	1	1	1

Total benefits and expenses	$108	$115	$122

Total revenues, net of benefits and expenses, before federal income tax expense	$13	$14	$14
Federal income tax expense	3	5	5

Revenues, net of benefits and expenses and federal income tax expense	$10	$9	$9

Maximum future earnings from assets and liabilities:
Beginning of period	$144	$153	$162
Change during period	(10)	(9)	(9)

End of period	$134	$144	$153

Cumulative closed block earnings from inception through December 31, 2018, 2017 and 2016 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $14 million, $22 million and $26 million as of December 31, 2018, 2017 and 2016, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

In December 2015, the Company renewed an agreement to increase its $600 million commercial paper program to $750 million. The Company had $362 million and no amount outstanding under this agreement as of December 31, 2018 and 2017, respectively.

In March 2018, the Company renewed an agreement with the FHLB to extend its ability to borrow in order to provide financing for operations. This extension, which expires on March 22, 2019, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities, at a borrowing rate set by the FHLB. The Company had $5.8 billion and $6.5 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2018 and 2017, respectively.

In April 2015, NMIC and the Company entered into a $750 million credit facility with a borrowing rate of 0.785% plus a U.S. LIBOR rate, which is based on the repayment date of the draw, which expires on April 2, 2020. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to the one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2018 and 2017.

In December 2018, the Company entered into an agreement with NFS to borrow $45 million at a borrowing rate of 3.55% due in March 2019.

The amount of interest paid on short-term debt was immaterial for the years ended December 31, 2018, 2017 and 2016.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2018	2017
8.15% surplus note, due June 27, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 31, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other[1]	71	93

Total long-term debt	$771	$793

1	Includes debt assumed in the JNF acquisition.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2018, 2017 and 2016. Payments of interest and principal under the surplus notes require the prior approval of the ODI.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax expense (benefit) for the years ended:

	December 31,
(in millions)	2018	2017	2016
Current tax (benefit) expense[1]	$(21)	$(177)	$61
Deferred tax expense (benefit)[1]	232	(231)	65

Total federal income tax expense (benefit)	$211	$(408)	$126

1	Includes reclassification of AMT credit carryforwards from deferred tax assets to an income tax receivable as a result of the Tax Cuts and Jobs Act for the year ended December 31, 2017.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to net income for the years ended:

	December 31,
	2018		2017		2016
(in millions)	Amount	%	Amount	%	Amount	%
Income before federal income taxes and noncontrolling interests	$1,448		$901		$904
Rate reconciliation:
Computed (expected tax expense)	$304	21%	$315	35%	$316	35%
Dividends received deduction	(45)	(3)%	(128)	(14)%	(144)	(16)%
Tax credits	(54)	(4)%	(90)	(10)%	(81)	(9)%
Impact of enacted tax law changes[1]	(28)	(2)%	(530)	(59)%	—	—%
Other, net	34	3%	25	3%	35	4%

Total federal income tax expense (benefit)	$211	15%	$(408)	(45)%	$126	14%

1

Includes the waived $11 million of government sequestration fees and $17 million of tax benefits related to the Tax Cuts and Jobs Act for the year ended December 31, 2018. Includes the remeasurement of deferred tax assets and liabilities of $(541) million and government sequestration fees of $11 million as a result of the Act for the year ended December 31, 2017.

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities and assessed its investment portfolio for impairment. As a result of the Act, the Company recognized $530 million of federal income tax benefit and immaterial net realized investment loss in the statement of operations for the year ended December 31, 2017. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. As of December 31, 2017, the Company reclassified $253 million of AMT credit carryforwards, net of government sequestration fees of $11 million, as an income tax receivable. In December 2018, the taxing authority waived and the Company subsequently reversed the expense relate to the government sequestration fees on the AMT credit refund. As of In December 31, 2018, the Company had $284 million of an income tax receivable that was previously AMT credit carryforwards.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $134 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $9 million decrease to the provisional amounts recorded, with no impact to net deferred tax assets.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The Company’s current federal income tax receivable was $259 million and $166 million as of December 31, 2018 and 2017, respectively, and included in other assets on the consolidated balance sheet.

The Company received refunds of $6 million for the year ended December 31, 2018 and made payments of $8 million and $7 million for the years ended 2017 and 2016, respectively.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2018	2017
Deferred tax assets
Future policy benefits and claims	$544	$781
Tax credit carryforwards	387	350
Other	239	280

Gross deferred tax assets	$1,170	$1,411
Valuation allowance	(22)	(10)

Gross deferred tax assets, net of valuation allowance	$1,148	$1,401

Deferred tax liabilities
Deferred policy acquisition costs	$1,186	$971
Available-for-sale securities	54	589
Other	211	311

Gross deferred tax liabilities	$1,451	$1,871

Net deferred tax liability	$303	$470

As of December 31, 2018, the Company has gross federal net operating losses of $77 million, which expire between 2019 and 2037. As of December 31, 2018, the Company had $335 million in low-income-housing credit carryforwards, which expire between 2024 and 2038. In addition, the Company had $52 million in foreign tax credit carryforwards which expire between 2023 and 2026. The Company expects to fully utilize all carryforwards.

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2018	2017	2016
Balance at beginning of period	$10	$36	$36
Additions for current year tax positions	—	2	1
Additions for prior year tax positions	(1)	—	1
Reductions for prior years’ tax positions	—	(28)	(2)

Balance at end of period	$9	$10	$36

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2014 tax year.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance.

Olentangy was granted a permitted practice from the Commissioner of Insurance of the State of Vermont allowing Olentangy to carry the assets placed in a trust account by Union Hamilton Reinsurance Ltd. and held for the benefit of the ceding insurer under a reinsurance agreement on its statutory statements of admitted assets, liabilities and surplus at net admitted asset value with the offset to surplus. In 2018, this permitted practice increased NLAIC’s valuation of this subsidiary by $67 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this permitted practice increased NLAIC’s valuation of this subsidiary by $56 million and did not have an impact on NLIC’s admitted deferred tax assets.

Eagle applies a prescribed practice from the State of Ohio that allows an alternative reserve basis on assumed liabilities, net of third party reinsurance, with respect to specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. In 2018, this prescribed practice decreased NLIC’s valuation of this subsidiary by $183 million and did not have an impact on NLIC’s admitted deferred tax assets. In 2017, this prescribed practice decreased NLIC’s valuation of this subsidiary by $184 million and did not have an impact on NLIC’s admitted deferred tax assets.

Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets, and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2018	2017	2016
Statutory net income (loss)
NLIC	$711	$1,039	$751
NLAIC	230	(277)	(227)
JNL	7	—	N/A
JNLNY	—	—	N/A

Statutory capital and surplus
NLIC	$6,845	$5,949	$5,208
NLAIC	1,468	1,340	968
JNL	43	35	N/A
JNLNY	7	7	N/A

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to notify the Ohio Superintendent of Insurance of all dividends prior to payment, and they must seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer as of the prior December 31. During the years ended December 31, 2018, 2017 and 2016 NLIC did not make a dividend payment to NFS. As of January 1, 2019, NLIC has the ability to pay dividends to NFS totaling $711 million without obtaining prior approval.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity, based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC, JNL, JNLNY, Olentangy and Eagle each exceeded the minimum RBC requirements for all periods presented.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services, investment management and software licensing. In addition, employees of the Company participate in several benefit plans sponsored by NMIC, for which the Company has no legal obligations. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, claims counts, policies in force, direct written premium, paid losses, pro rate share of employees or their salaries, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

The Company is party to a tax sharing agreement that reflects the NMIC consolidated federal return group, which includes its eligible life and non-life insurance company subsidiaries. The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2018, 2017 and 2016, the Company was allocated costs from NMIC and NSC totaling $361 million, $324 million and $277 million, respectively.

Under the enterprise cost sharing agreement, the Company has an arrangement with NMIC to occupy office space. The Company made payments under the cost sharing agreement to NMIC of $16 million, $17 million and $19 million for the years ended December 31, 2018, 2017 and 2016, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.4 billion as of December 31, 2018 and 2017. Total revenues from these contracts were $119 million, $125 million and $127 million for the years ended December 31, 2018, 2017 and 2016, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107 million for the year ended December 31, 2018 and $111 million for the years ended 2017 and 2016.

The Company may underwrite insurance policies for its employees, officers and/or directors. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Revenues ceded to NMIC were $257 million for the year ended December 31, 2018, $158 million for the year ended December 31, 2017 and $209 million for the year ended December 31, 2016, while benefits, claims and expenses ceded during these years were $237 million, $108 million and $185 million, respectively.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2018, 2017 and 2016, customer allocations to NFG funds totaled $61.6 billion, $66.7 billion and $61.4 billion, respectively. For the years ended December 31, 2018, 2017 and 2016, NFG paid the Company $230 million, $221 million and $199 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $1.4 billion and $1.0 billion as of December 31, 2018 and 2017, respectively.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (formerly Nationwide Bank), an affiliate of the Company, were transferred to the Company along with $772 million of cash, $207 million of commercial mortgage loans, $152 million of fixed maturity securities and $65 million of other investments. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $72 million for the years ended December 31, 2018 and 2017 and $65 million for the year ended 2016.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC, at interest rates ranging from 3.27% to 5.00% and due dates between January 2022 and June 2038. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $321 million, $313 million and $332 million, respectively.

The Company provides financing to Nationwide Advantage Mortgage Company (“NAMC”), a subsidiary of NMIC, at an interest rate of 5.57% and due date in November 2019. As of December 31, 2018, 2017 and 2016, the Company had notes receivable outstanding of $4 million, $7 million and $11 million, respectively.

The Company provides financing to Nationwide Trust Company, FSB at an interest rate of LIBOR plus 0.785% and due date in March 2019. The Company had notes receivable outstanding of $165 million for the year ended December 31, 2018 and $0 for the years ended 2017 and 2016.

The Company received a capital contribution from NFS of $435 million during the year ended December 31, 2018.

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s consolidated financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller and the Currency and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business with various third parties based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2018	2017	2016
Premiums
Direct	$1,057	$962	$1,011
Assumed from other companies	83	—	—
Ceded to other companies[1]	(445)	(329)	(369)

Net	$695	$633	$642

Life, accident and health insurance in force
Direct	$303,578	$291,984	$275,404
Assumed from other companies	2	2	2
Ceded to other companies	(64,852)	(62,714)	(61,674)

Net	$238,728	$229,272	$213,732

1

Amount includes revenues ceded to NMIC of $257 million, $158 million and $209 million for the years ended December 31, 2018, 2017 and 2016, respectively, under a modified coinsurance agreement whereby all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC.

Amounts recoverable under reinsurance contracts totaled $1.0 billion, $1.1 billion and $683 million as of December 31, 2018, 2017 and 2016, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its business segments. During the 2017 second quarter, the Company reorganized its business segments based on the internally-aligned segment leadership structure, which is how the Company monitors results and assesses performance. The Company now has three reportable segments: Individual Products & Solutions (“IPS”), Retirement Plans and Corporate and Other. All prior period business segment results have been updated to conform to the current period presentation.

The primary segment profitability measure that management uses is a financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) certain changes in variable annuity liabilities and net realized investment gains and losses, except for operating items, such as trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges; (2) the adjustment to amortization of DAC related to certain changes in variable annuity liabilities and net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest. The Company believes this financial measure enhances the understanding and comparability of its performance by highlighting its results from continuing operations and their underlying profit drivers.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

Individual Products and Solutions

IPS offers the following products: individual deferred annuity contracts, immediate annuities, and various life insurance products. Individual deferred annuity contracts offered consist of deferred variable annuity contracts, deferred fixed annuity contracts and deferred fixed indexed annuity contracts. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features. Deferred fixed annuity contracts offered by the Company generate a return for the customer at a specified interest rate fixed for prescribed periods, while deferred fixed indexed annuity contracts generate a return for the customer based on market performance with caps and floors. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The various life insurance products offered consist of individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business NIA managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Corporate and Other

The Corporate and Other segment includes the revenues and expenses associated with small business group life insurance and spread income on FHLB funding agreements. Additionally, certain non-operating changes in variable annuity liabilities and realized gains and losses, related amortization and other revenues and expenses not allocated to other segments are included within this segment.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2018
Revenues:
Policy charges	$2,623	126	—	$2,749
Premiums	658	—	37	695
Net investment income	1,655	835	185	2,675
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)	(11)
Other revenues (expenses)[2]	2	—	10	12

Total revenues	$4,938	$961	$221	$6,120
Benefits and expenses:
Interest credited to policyholder account values[3]	$847	576	42	$1,465
Benefits and claims[4]	1,387	—	97	1,484
Amortization of DAC	473	(4)	(46)	423
Other expenses, net of deferrals	810	198	292	1,300

Total benefits and expenses	$3,517	$770	$385	$4,672

Income (loss) before federal income taxes and noncontrolling interests	$1,421	191	(164)	$1,448
Less: certain non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(11)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	48
Less: net loss attributable to noncontrolling interest	—	—	(168)

Pre-tax operating earnings (loss)	$1,421	$191	$(33)	$1,448

Assets as of year end	$131,820	$33,933	$13,325	$179,078

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2017
Revenues:
Policy charges	$2,428	$117	$—	$2,545
Premiums	596	—	37	633
Net investment income	1,521	835	58	2,414
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(318)	(318)
Other revenues[2]	1	—	9	10

Total revenues	$4,546	$952	$(214)	$5,284
Benefits and expenses:
Interest credited to policyholder account values[3]	$783	$557	$36	$1,376
Benefits and claims[4]	1,395	—	27	1,422
Amortization of DAC	332	6	54	392
Other expenses, net of deferrals	741	194	258	1,193

Total benefits and expenses	$3,251	$757	$375	$4,383

Income before federal income taxes and noncontrolling interests	$1,295	$195	$(589)	$901
Less: certain non-operating changes in variable annuity liabilities and net realized investment (losses)[1]	—	—	(318)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	(54)
Less: net loss attributable to noncontrolling interest	—	—	(96)

Pre-tax operating earnings (loss)	$1,295	$195	$(121)

Assets as of year end	$134,326	$35,520	$11,343	$181,189

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2018, 2017 and 2016 Consolidated Financial Statements

(in millions)	Individual Products and Solutions	Retirement Plans	Corporate and Other	Total
December 31, 2016
Revenues:
Policy charges	$2,254	$107	$—	$2,361
Premiums	605	—	37	642
Net investment income	1,337	791	11	2,139
Non-operating changes in variable annuity liabilities and net realized investment losses[1]	—	—	(299)	(299)
Other revenues[2]	—	—	14	14

Total revenues	$4,196	$898	$(237)	$4,857
Benefits and expenses:
Interest credited to policyholder account values[3]	$684	$531	$30	$1,245
Benefits and claims[4]	1,245	—	32	1,277
Amortization of DAC	432	4	(3)	433
Other expenses, net of deferrals	654	181	163	998

Total benefits and expenses	$3,015	$716	$222	$3,953

Income before federal income taxes and noncontrolling interests	$1,181	$182	$(459)	$904
Less: certain non-operating changes in variable annuity liabilities and net realized investment gains[1]	—	—	(299)
Less: adjustment to amortization of DAC and other related expenses related to non-operating items above	—	—	6
Less: net loss attributable to noncontrolling interest	—	—	(91)

Pre-tax operating earnings (loss)	$1,181	$182	$(75)

Assets as of year end	$113,062	$32,239	$10,337	$155,638

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to certain product hedges).
2	Includes operating items (trading portfolio realized gains and losses, trading portfolio valuation changes).
3	Includes operating items (net realized gains and losses related to certain product hedges).
4	Excludes certain non-operating changes in variable annuity liabilities.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2018 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$459	$486	$486
Obligations of states and political subdivisions	4,026	4,293	4,293
Public utilities	5,990	5,844	5,844
All other corporate, mortgage-backed and asset-backed securities	43,323	42,714	42,714

Total fixed maturity securities	$53,798	$53,337	$53,337
Equity securities:
Common stocks:
Banks, trust and insurance companies	$12	$10	$10
Industrial, miscellaneous and all other	72	62	62
Nonredeemable preferred stocks	43	49	49

Total equity securities	$127	$121	$121
Trading assets	66		58
Mortgage loans, net of allowance	12,418		12,379	[1]
Policy loans	1,015		1,015
Other investments	1,712		1,712
Short-term investments	1,892		1,892

Total investments	$71,028		$70,514

1

Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2018
IPS	$6,417	$43,513			$658
Retirement Plans	252	19,648			—
Corporate and Other	161	2,913			37

Total	$6,830	$66,074			$695

2017
IPS	$5,922	$38,510			$596
Retirement Plans	235	18,773			—
Corporate and Other	(481)	2,602			37

Total	$5,676	$59,885			$633

2016
IPS	$5,390	$32,621			$605
Retirement Plans	229	17,443			—
Corporate and Other	(187)	2,847			37

Total	$5,432	$52,911			$642

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2018
IPS	$1,655	$1,914	$473	810
Retirement Plans	835	576	(4)	198
Corporate and Other	185	139	(46)	292

Total	$2,675	$2,629	$423	$1,300

2017
IPS	$1,521	$2,507	$332	741
Retirement Plans	835	557	6	194
Corporate and Other	58	63	54	258

Total	$2,414	$3,127	$392	$1,193

2016
IPS	$1,337	$2,111	$432	654
Retirement Plans	791	531	4	181
Corporate and Other	11	62	(3)	163

Total	$2,139	$2,704	$433	$998

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2018, 2017 and 2016 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount
2018
Life, accident and health insurance in force	$303,578	$(64,852)	$2	$238,728
Premiums:
Life insurance[1]	$756	$(61)	$—	$695
Accident and health insurance	300	(383)	83	—

Total	$1,056	$(444)	$83	$695

2017
Life, accident and health insurance in force	$291,984	$(62,714)	$2	$229,272
Premiums:
Life insurance[1]	$700	$(67)	$—	$633
Accident and health insurance	262	(262)	—	—

Total	$962	$(329)	$—	$633

2016
Life, accident and health insurance in force	$275,404	$(61,674)	$2	$213,732
Premiums:
Life insurance[1]	$698	$(56)	$—	$642
Accident and health insurance	313	(313)	—	—

Total	$1,011	$(369)	$—	$642

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2018, 2017 and 2016 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2018
Valuation allowances - mortgage loans	$34	$9	$—	$(4)	$39

2017
Valuation allowances - mortgage loans	$32	$6	$—	$(4)	$34

2016
Valuation allowances - mortgage loans	$26	$8	$—	$(2)	$32

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

53

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2018.
Statement of Operations for the year ended December 31, 2018.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2018 and 2017.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.
Consolidated Statements of Comprehensive Income for the years ended December 31, 2018, 2017 and 2016.
Consolidated Balance Sheets as of December 31, 2018 and 2017.
Consolidated Statements of Equity as of December 31, 2018, 2017, 2016 and 2015.
Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
B)	Exhibits
1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference.
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
4)	The form of the variable annuity contract - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.
5)	Variable Annuity Application - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.
6)	Depositor's Certificate of Incorporation and By-Laws.
a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
7)	Not Applicable.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.

1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
3)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
5)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
6)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
7)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
8)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc. dated January 3, 2000 with the registration statement under 033-60063, post effective amendment number 21 filed on April 22, 2008 as document creditsuissefpa.htm
9)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
11)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
12)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
13)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
14)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm

16)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
17)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
18)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
19)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
21)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
22)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
23)	Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement under 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
24)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
25)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc. dated May 2, 2011 with the registration statement under 333-149213, post-effective amendment number 15 filed on April 16, 2015 as document mfsfpa.htm
26)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
27)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
28)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
29)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
30)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm

31)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
32)	Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
34)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
35)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
36)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
37)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
38)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
39)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
40)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 – Attached hereto
9)	Opinion of Counsel – Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5, and hereby incorporated by reference.
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.
Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Information Officer	James R. Fowler
Executive Vice President-Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President	Sandra L. Rich
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer

Senior Vice President-Chief Financial Officer – Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Chief Information Officer, NF Systems	Michael A. Richardson
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Integrated Relationship Strategies	Rondal L. Ransom
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President- NF Services Financial Solutions & Support Services	Steven C. Power
Senior Vice President-Nationwide Financial Network	Joseph D. Sprague
Senior Vice President-NF Sales and Distribution	Tina S. Ambrozy
Senior Vice President-NF Legal	Rae Ann Dankovic
Senior Vice President-Marketing-Financial Services	Ramon Jones
Senior Vice President-Enterprise Brand Marketing	Jennifer B. Mackenzie
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Retirement Plan Sales	Eric Stevenson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
JNF Advisors, Inc.[3]	Delaware	The company is an investment advisory firm but currently manages no assets.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 5, 2019, was 115 and 304 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C

Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina Ambrozy
Vice President-Chief Compliance Officer	James J. Rabenstine
Vice President-Tax	Daniel P. Eppley
Vice President-Performance Management & Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Treasurer	John A. Reese
Associate Vice President and Assistant Treasurer	Sarah E. Zureich
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 18, 2019.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 18, 2019.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer and Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact